UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03738

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices) (Zip code)

Kurt W. Bernlohr

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6133

Date of fiscal year end: May 31

Date of reporting period: May 31, 2009

Item 1. Reports to Stockholders

VALIC Company I, Annual Report at May 31, 2009.

VALIC Company I

Annual Report, May 31, 2009

SAVING : INVESTING : PLANNING

VALIC Company I

ANNUAL REPORT MAY 31, 2009

VALIC Company I

PRESIDENT’S LETTER

Dear Valued Investor:

We are pleased to provide you with the Annual Report for VALIC Company I. The report contains the investment portfolio information and the financial statements of VALIC Company I for the twelve-month period ending May 31, 2009.

The reporting period was a particularly difficult one for financial markets. During this volatile period, the U.S. economy continued to erode amid increasing unemployment, plunging housing prices, deteriorating consumer confidence and tightening credit markets. Moreover, this economic picture was not restricted to the United States. Developed economies in Europe and Asia and emerging economies such as Brazil and China also experienced a serious contraction in economic growth. Governments and regulators throughout the world responded aggressively with massive stimulus programs, reductions in interest rates, injections of liquidity into the banking system, not to mention unprecedented bailouts of many major financial institutions and other troubled companies. Despite these interventions, however, lower investment values were generally experienced across virtually all asset classes.

Although the economic backdrop remained challenging throughout the reporting period, not all the economic news was doom and gloom. Near period-end, talk began of “green shoots” and even of a possible market bottom — which, while not necessarily demonstrating an economic recovery, did perhaps suggest at least a stabilizing economy. In any event, the markets generally responded positively to this economic optimism, posting strong rallies in both equity and credit markets during the last few months of the period.

Without question, these turbulent economic times present major challenges and stress to investors, to say the least. But such times also serve to remind us of the need to maintain discipline and a long-term perspective. The economy and financial markets are always in motion: sometimes up, sometimes down. Although we’re experiencing a particularly long and painful “down” period, we believe the key is not to panic but to remain invested and focused on the long term.

With that in mind, you may want to review your current portfolio allocations to ensure they are still consistent with your attitude toward risk and long-term individual retirement goals. Also consider a well-diversified portfolio by spreading your investments among various asset classes (e.g., large and small capitalization stocks, bonds, money markets and international investments) and different investment styles (e.g., growth and value). Although portfolio diversification does not ensure a profit nor protect against a loss, this strategy does generally mitigate some investment risk and help maintain an appropriate focus on long-term goals. As always, we recommend that you contact your financial advisor to assist with this process. On our part, we remain committed to continually monitor the investment expertise represented in VALIC Company I and to provide you with the appropriate choices to meet your portfolio allocation objectives.

Thank you for your continued confidence in our ability to help you meet your investment goals.

Sincerely,

Kurt W. Bernlohr, President

VALIC Company I

VALIC Company I

EXPENSE EXAMPLE — May 31, 2009 (Unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in VALIC Company I (“VC I”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at December 1, 2008 and held until May 31, 2009. Shares of VC I are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) and qualified retirement plans (the “Plans”) offered by The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC I, and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts and Plans are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your Variable Contract prospectus or plan document for more details on the fees associated with the Variable Contract or Plans.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended May 31, 2009” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended May 31, 2009” column and the “Expense Ratio as of May 31, 2009” column do not include fees and expenses that may be charged by the Variable Contracts or Plans, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended May 31, 2009” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended May 31, 2009” column and the “Expense Ratio as of May 31, 2009” column do not include fees and expenses that may be charged by the Variable Contracts or Plans, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended May 31, 2009” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts or Plans. Please refer to your Variable Contract prospectus or Plan document for more information. Therefore, the “hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

VALIC Company I

EXPENSE EXAMPLE — May 31, 2009 (Unaudited) — (continued)

	Actual			Hypothetical
Fund	Beginning Account Value at December 1, 2008	Ending Account Value Using Actual Return at May 31, 2009	Expenses Paid During the Six Months Ended May 31, 2009*	Beginning Account Value at December 1, 2008	Ending Account Value Using a Hypothetical 5% Assumed Return at May 31, 2009	Expenses Paid During the Six Months Ended May 31, 2009*	Expense Ratio as of May 31, 2009*
Asset Allocation@	$1,000.00	$1,066.58	$4.07	$1,000.00	$1,020.99	$3.98	0.79%
Blue Chip Growth#@	$1,000.00	$1,186.89	$4.63	$1,000.00	$1,020.69	$4.28	0.85%
Broad Cap Value Income#@	$1,000.00	$1,051.93	$4.35	$1,000.00	$1,020.69	$4.28	0.85%
Capital Conservation	$1,000.00	$1,057.07	$3.64	$1,000.00	$1,021.39	$3.58	0.71%
Core Equity#@	$1,000.00	$1,069.76	$4.13	$1,000.00	$1,020.94	$4.03	0.80%
Core Value#	$1,000.00	$1,019.41	$4.18	$1,000.00	$1,020.79	$4.18	0.83%
Foreign Value	$1,000.00	$1,256.29	$5.23	$1,000.00	$1,020.29	$4.68	0.93%
Global Equity@	$1,000.00	$1,117.31	$5.65	$1,000.00	$1,019.60	$5.39	1.07%
Global Real Estate#@	$1,000.00	$1,098.88	$4.97	$1,000.00	$1,020.19	$4.78	0.95%
Global Social Awareness	$1,000.00	$1,114.13	$4.01	$1,000.00	$1,021.14	$3.83	0.76%
Global Strategy	$1,000.00	$1,108.84	$3.84	$1,000.00	$1,021.29	$3.68	0.73%
Government Securities	$1,000.00	$975.20	$3.30	$1,000.00	$1,021.59	$3.38	0.67%
Growth	$1,000.00	$1,114.64	$5.17	$1,000.00	$1,020.04	$4.94	0.98%
Growth & Income#@	$1,000.00	$1,052.11	$4.35	$1,000.00	$1,020.69	$4.28	0.85%
Health Sciences@	$1,000.00	$1,125.52	$6.57	$1,000.00	$1,018.75	$6.24	1.24%
Inflation Protected#	$1,000.00	$1,089.88	$3.39	$1,000.00	$1,021.69	$3.28	0.65%
International Equities	$1,000.00	$1,140.28	$3.20	$1,000.00	$1,021.94	$3.02	0.60%
International Government Bond	$1,000.00	$1,118.53	$3.80	$1,000.00	$1,021.34	$3.63	0.72%
International Growth I#@	$1,000.00	$1,167.02	$5.46	$1,000.00	$1,019.90	$5.09	1.01%
Large Cap Core#@	$1,000.00	$1,136.31	$4.53	$1,000.00	$1,020.69	$4.28	0.85%
Large Capital Growth@	$1,000.00	$1,091.23	$4.28	$1,000.00	$1,020.84	$4.13	0.82%
Mid Cap Index	$1,000.00	$1,133.72	$2.23	$1,000.00	$1,022.84	$2.12	0.42%
Mid Cap Strategic Growth#@	$1,000.00	$1,178.19	$4.78	$1,000.00	$1,020.54	$4.43	0.88%
Money Market I#	$1,000.00	$1,003.94	$2.75	$1,000.00	$1,022.19	$2.77	0.55%
NASDAQ-100® Index#	$1,000.00	$1,221.51	$3.05	$1,000.00	$1,022.19	$2.77	0.55%
Science & Technology@	$1,000.00	$1,297.79	$6.30	$1,000.00	$1,019.45	$5.54	1.10%
Small Cap Aggressive Growth#@	$1,000.00	$1,264.49	$5.59	$1,000.00	$1,020.00	$4.99	0.99%
Small Cap#@	$1,000.00	$1,090.97	$4.95	$1,000.00	$1,020.19	$4.78	0.95%
Small Cap Index	$1,000.00	$1,074.63	$2.69	$1,000.00	$1,022.34	$2.62	0.52%
Small Cap Special Values#@	$1,000.00	$1,074.41	$4.65	$1,000.00	$1,020.44	$4.53	0.90%
Small-Mid Growth#@	$1,000.00	$1,185.21	$5.45	$1,000.00	$1,019.95	$5.04	1.00%
Stock Index	$1,000.00	$1,036.38	$2.13	$1,000.00	$1,022.84	$2.12	0.42%
Value#	$1,000.00	$1,128.68	$4.51	$1,000.00	$1,020.69	$4.28	0.85%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days then divided by 365 days. These ratios do not reflect fees and expenses associated with the Variable Contracts or Plans. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details that apply to the Variable Contracts or your Plan document for details on the administrative fees charged by your Plan sponsor.
#	During the stated period, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Period May 31, 2009” and the “Expense Ratios” would have been higher.
@	Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund’s expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

	Actual			Hypothetical
Fund	Beginning Account Value at December 1, 2008	Ending Account Value Using Actual Return at May 31, 2009	Expenses Paid During the Six Months Ended May 31, 2009*	Beginning Account Value at December 1, 2008	Ending Account Value Using a Hypothetical 5% Assumed Return at May 31, 2009	Expenses Paid During the Six Months Ended May 31, 2009*	Expense Ratio as of May 31, 2009*
Asset Allocation	$1,000.00	$1,066.58	$3.92	$1,000.00	$1,021.14	$3.83	0.76%
Blue Chip Growth#	$1,000.00	$1,186.89	$4.63	$1,000.00	$1,020.69	$4.28	0.85%
Broad Cap Value Income#	$1,000.00	$1,051.93	$4.25	$1,000.00	$1,020.79	$4.18	0.83%
Core Equity#	$1,000.00	$1,069.76	$4.08	$1,000.00	$1,020.99	$3.98	0.79%
Global Equity	$1,000.00	$1,117.31	$5.49	$1,000.00	$1,019.75	$5.24	1.04%
Global Real Estate#	$1,000.00	$1,098.88	$4.92	$1,000.00	$1,020.24	$4.73	0.94%
Growth & Income#	$1,000.00	$1,052.11	$4.30	$1,000.00	$1,020.74	$4.23	0.84%
Health Sciences	$1,000.00	$1,125.52	$6.52	$1,000.00	$1,018.80	$6.19	1.23%
International Growth I#	$1,000.00	$1,167.02	$5.46	$1,000.00	$1,019.90	$5.09	1.01%
Large Cap Core Fund#	$1,000.00	$1,136.31	$4.47	$1,000.00	$1,020.74	$4.23	0.84%
Large Capital Growth	$1,000.00	$1,091.23	$4.28	$1,000.00	$1,020.84	$4.13	0.82%
Mid Cap Strategic Growth#	$1,000.00	$1,178.19	$4.40	$1,000.00	$1,020.89	$4.08	0.81%
Science & Technology	$1,000.00	$1,297.79	$6.24	$1,000.00	$1,019.50	$5.49	1.09%
Small Cap Aggressive Growth#	$1,000.00	$1,264.49	$5.53	$1,000.00	$1,020.04	$4.94	0.98%
Small Cap#	$1,000.00	$1,090.97	$4.90	$1,000.00	$1,020.24	$4.73	0.94%
Small Cap Special Values#	$1,000.00	$1,074.41	$4.45	$1,000.00	$1,020.64	$4.33	0.86%
Small-Mid Growth#	$1,000.00	$1,185.21	$5.12	$1,000.00	$1,020.24	$4.73	0.94%

VALIC Company I Asset Allocation Fund

PORTFOLIO PROFILE — May 31, 2009 (Unaudited)

Industry Allocation*

Diversified Banking Institutions	5.8%
Commercial Paper	5.4
Repurchase Agreements	4.9
Federal Home Loan Mtg. Corp.	4.8
Federal National Mtg. Assoc.	4.0
Oil Companies — Integrated	3.4
United States Treasury Notes	3.3
Equity Fund — Emerging Market	2.9
Index Fund	2.9
Electric — Integrated	2.4
Computers	2.2
Index Fund — Small Cap	2.2
Diversified Financial Services	2.1
Medical — Drugs	2.0
U.S. Government Treasuries	1.8
Diversified Manufacturing Operations	1.8
Telephone — Integrated	1.8
Electronic Components — Semiconductors	1.5
Banks — Super Regional	1.3
Banks — Commercial	1.3
Oil — Field Services	1.3
Oil Companies — Exploration & Production	1.2
Building — Residential/Commercial	1.1
Applications Software	1.1
Medical — Biomedical/Gene	1.0
Cosmetics & Toiletries	1.0
Food — Misc.	1.0
Networking Products	0.9
Medical Products	0.9
Agricultural Chemicals	0.9
Real Estate Investment Trusts	0.8
Insurance — Property/Casualty	0.8
Instruments — Scientific	0.8
Food — Wholesale/Distribution	0.8
Multimedia	0.8
Cable/Satellite TV	0.8
Beverages — Non-alcoholic	0.7
Retail — Major Department Stores	0.7
Cellular Telecom	0.7
Insurance — Life/Health	0.7
Retail — Drug Store	0.6
Retail — Apparel/Shoe	0.6
Retail — Discount	0.6
Coatings/Paint	0.6
Airlines	0.6
Tobacco	0.6
Computers — Memory Devices	0.6
United States Treasury Bonds	0.6
Pipelines	0.6
Transport — Rail	0.6
Insurance — Multi-line	0.6
Aerospace/Defense	0.6
Commercial Services	0.5
Government National Mtg. Assoc.	0.5
Retail — Restaurants	0.5
Transport — Services	0.5
Web Portals/ISP	0.5
Telecom Equipment — Fiber Optics	0.5
Medical — HMO	0.4
Chemicals — Diversified	0.4
Banks — Fiduciary	0.4
Investment Management/Advisor Services	0.4
Retail — Regional Department Stores	0.4
Wireless Equipment	0.4
Oil & Gas Drilling	0.4
Electric — Generation	0.3
Commercial Services — Finance	0.3
Enterprise Software/Service	0.3
Special Purpose Entities	0.3

Index Fund — Large Cap	0.3
Schools	0.3
Retail — Building Products	0.3
Telecom Services	0.3
Pharmacy Services	0.3
Brewery	0.3
Gas — Distribution	0.3
Insurance Brokers	0.3
Containers — Metal/Glass	0.3
Non-Hazardous Waste Disposal	0.3
Aerospace/Defense — Equipment	0.2
Finance — Investment Banker/Broker	0.2
Medical — Hospitals	0.2
Steel — Producers	0.2
Savings & Loans/Thrifts	0.2
Consumer Products — Misc.	0.2
Food — Retail	0.2
Finance — Credit Card	0.2
Medical Instruments	0.2
Oil Refining & Marketing	0.2
Internet Security	0.2
Banks — Money Center	0.2
Insurance — Mutual	0.2
Transport — Air Freight	0.2
Time Deposits	0.2
Independent Power Producers	0.2
Medical Labs & Testing Services	0.2
Distribution/Wholesale	0.1
Computer Services	0.1
Medical — Wholesale Drug Distribution	0.1
Finance — Mortgage Loan/Banker	0.1
Office Automation & Equipment	0.1
Agricultural Operations	0.1
Engineering/R&D Services	0.1
E-Commerce/Services	0.1
Finance — Commercial	0.1
Industrial Gases	0.1
Satellite Telecom	0.1
Oil Field Machinery & Equipment	0.1
Electronic Forms	0.1
Electronics — Military	0.1
Transport — Marine	0.1
Diversified Operations	0.1
Electronic Components — Misc.	0.1
Finance — Auto Loans	0.1
Property Trust	0.1
Apparel Manufacturers	0.1
Electric Products — Misc.	0.1
Retail — Consumer Electronics	0.1
E-Commerce/Products	0.1
Diversified Minerals	0.1
Steel — Specialty	0.1
Metal — Copper	0.1
Forestry	0.1
Auto — Cars/Light Trucks	0.1
Electronic Measurement Instruments	0.1
Insurance — Reinsurance	0.1
Physicians Practice Management	0.1
Metal — Aluminum	0.1
Casino Services	0.1

99.7%

*	Calculated as a percentage of net assets

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 49.3%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc.†	5,493	$28,783
Omnicom Group, Inc.	683	20,832

		49,615

Aerospace/Defense — 0.5%
Lockheed Martin Corp.	2,500	209,075
Northrop Grumman Corp.	3,115	148,336
Raytheon Co.	3,114	139,040

		496,451

Aerospace/Defense - Equipment — 0.2%
United Technologies Corp.	5,029	264,576

Agricultural Chemicals — 0.8%
CF Industries Holdings, Inc.	1,208	93,789
Monsanto Co.	9,443	775,743

		869,532

Agricultural Operations — 0.1%
Archer - Daniels - Midland Co.	5,233	144,012

Airlines — 0.5%
Southwest Airlines Co.	83,248	561,091

Apparel Manufacturers — 0.1%
Polo Ralph Lauren Corp.	663	35,683
VF Corp.	843	47,899

		83,582

Applications Software — 1.1%
Compuware Corp.†	5,762	43,964
Intuit, Inc.†	801	21,803
Microsoft Corp.	54,483	1,138,150
Salesforce.com, Inc.†	578	21,935

		1,225,852

Audio/Video Products — 0.0%
Harman International Industries, Inc.	797	14,856

Auto - Cars/Light Trucks — 0.1%
Ford Motor Co.†	12,299	70,719

Banks - Commercial — 0.0%
BB&T Corp.	1,307	29,303

Banks - Fiduciary — 0.4%
Northern Trust Corp.	1,627	93,797
State Street Corp.	2,468	114,639
The Bank of New York Mellon Corp.	7,198	199,960

		408,396

Banks - Super Regional — 1.0%
Capital One Financial Corp.	19,652	480,295
PNC Financial Services Group, Inc.	1,669	76,023
US Bancorp	5,497	105,542
Wells Fargo & Co.	18,702	476,901

		1,138,761

Beverages - Non-alcoholic — 0.6%
Coca - Cola Enterprises, Inc.	2,114	35,219
PepsiCo, Inc.	6,782	353,003
The Coca - Cola Co.	6,668	327,799

		716,021

Broadcast Services/Program — 0.0%
Scripps Networks Interactive, Inc., Class A	567	15,729

Security Description	Shares	Market Value (Note 2)

Building - Residential/Commercial — 1.1%
Centex Corp.	3,806	$32,084
D.R. Horton, Inc.	130,485	1,201,767
Pulte Homes, Inc.	3,655	32,164

		1,266,015

Cable/Satellite TV — 0.3%
Comcast Corp., Class A	17,212	237,009
Time Warner Cable, Inc.	1,763	54,283

		291,292

Cellular Telecom — 0.5%
MetroPCS Communications, Inc.†	33,101	567,020

Chemicals - Diversified — 0.3%
E.I. du Pont de Nemours & Co.	7,664	218,194
PPG Industries, Inc.	684	30,418
The Dow Chemical Co.	3,412	60,324

		308,936

Chemicals - Specialty — 0.0%
Eastman Chemical Co.	520	21,549

Coal — 0.0%
Peabody Energy Corp.	1,559	52,975

Coatings/Paint — 0.6%
The Sherwin-Williams Co.	12,547	662,482

Commercial Services — 0.5%
Convergys Corp.†	2,767	25,595
Quanta Services, Inc.†	22,637	516,350

		541,945

Commercial Services - Finance — 0.3%
Automatic Data Processing, Inc.	3,032	115,246
H&R Block, Inc.	5,749	83,935
The Western Union Co.	5,785	101,990
Total System Services, Inc.	4,246	57,958

		359,129

Computer Services — 0.1%
Affiliated Computer Services, Inc., Class A†	2,543	114,283
Cognizant Technology Solutions Corp., Class A†	1,154	29,069

		143,352

Computers — 2.2%
Apple, Inc.†	9,156	1,243,476
Dell, Inc.†	7,707	89,247
Hewlett-Packard Co.	11,547	396,640
International Business Machines Corp.	7,093	753,844

		2,483,207

Computers - Integrated Systems — 0.0%
Teradata Corp.†	1,114	24,062

Computers - Memory Devices — 0.6%
EMC Corp.†	14,832	174,276
NetApp, Inc.†	989	19,286
SanDisk Corp.†	28,941	453,216

		646,778

Computers - Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	2,582	42,190

Consumer Products - Misc. — 0.2%
Kimberly-Clark Corp.	3,492	181,200

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Containers - Metal/Glass — 0.2%
Ball Corp.	2,056	$81,829
Owens - Illinois, Inc.†	3,100	88,753

		170,582

Cosmetics & Toiletries — 0.9%
Avon Products, Inc.	602	15,989
Colgate - Palmolive Co.	2,743	180,901
The Procter & Gamble Co.	14,567	756,610

		953,500

Data Processing/Management — 0.0%
Fidelity National Information Services, Inc.	1,101	21,205

Disposable Medical Products — 0.0%
C.R. Bard, Inc.	417	29,811

Distribution/Wholesale — 0.1%
Genuine Parts Co.	3,905	130,739

Diversified Banking Institutions — 4.0%
Bank of America Corp.	29,769	335,497
Citigroup, Inc.	29,708	110,514
JPMorgan Chase & Co.	31,814	1,173,936
Morgan Stanley	49,360	1,496,595
The Goldman Sachs Group, Inc.	9,160	1,324,261

		4,440,803

Diversified Manufacturing Operations — 1.7%
3M Co.	4,651	265,572
Cooper Industries, Ltd., Class A	1,537	50,444
Danaher Corp.	4,341	261,979
Dover Corp.	4,320	135,821
General Electric Co.	41,585	560,566
Honeywell International, Inc.	6,021	199,656
Illinois Tool Works, Inc.	4,915	158,705
ITT Corp.	1,460	60,123
Leggett & Platt, Inc.	3,147	46,198
Parker Hannifin Corp.	1,133	47,881
Textron, Inc.	3,633	41,780
Tyco International, Ltd.	770	21,260

		1,849,985

E - Commerce/Products — 0.1%
Amazon.com, Inc.†	1,000	77,990

E - Commerce/Services — 0.1%
eBay, Inc.†	4,716	83,096
Expedia, Inc.†	2,574	44,556

		127,652

Electric Products - Misc. — 0.1%
Emerson Electric Co.	2,604	83,562

Electric - Generation — 0.1%
The AES Corp.†	10,278	102,677

Electric - Integrated — 1.2%
Ameren Corp.	1,395	32,448
Dominion Resources, Inc.	1,820	57,858
DTE Energy Co.	1,891	57,203
Edison International	4,243	124,065
Exelon Corp.	10,721	514,715
PG&E Corp.	496	18,208
Pinnacle West Capital Corp.	3,305	91,383
PPL Corp.	7,248	235,343
Public Service Enterprise Group, Inc.	5,212	166,106

		1,297,329

Security Description	Shares	Market Value (Note 2)

Electronic Components - Misc. — 0.1%
Tyco Electronics, Ltd.	5,266	$91,470

Electronic Components - Semiconductors — 1.4%
Advanced Micro Devices, Inc.†	4,522	20,530
Broadcom Corp., Class A†	4,542	115,730
Intel Corp.	63,797	1,002,889
LSI Corp.†	11,717	52,375
Micron Technology, Inc.†	13,902	70,344
National Semiconductor Corp.	1,407	19,529
QLogic Corp.†	1,709	23,328
Texas Instruments, Inc.	8,591	166,665
Xilinx, Inc.	4,959	102,850

		1,574,240

Electronic Forms — 0.1%
Adobe Systems, Inc.†	3,593	101,251

Electronic Measurement Instruments — 0.1%
FLIR Systems, Inc.†	2,789	62,641

Electronics - Military — 0.1%
L-3 Communications Holdings, Inc.	914	67,188

Engineering/R&D Services — 0.1%
Fluor Corp.	1,718	80,712
Jacobs Engineering Group, Inc.†	1,221	52,381

		133,093

Enterprise Software/Service — 0.3%
CA, Inc.	2,361	41,199
Oracle Corp.	15,955	312,559

		353,758

Filtration/Separation Products — 0.0%
Pall Corp.	1,329	34,129

Finance - Credit Card — 0.1%
American Express Co.	2,382	59,193

Finance - Investment Banker/Broker — 0.1%
E*TRADE Financial Corp.†	23,513	33,859
The Charles Schwab Corp.	6,446	113,449

		147,308

Finance - Other Services — 0.0%
The NASDAQ OMX Group, Inc.†	2,509	52,965

Food - Dairy Products — 0.0%
Dean Foods Co.†	674	12,671

Food - Misc. — 0.8%
Campbell Soup Co.	5,303	146,999
ConAgra Foods, Inc.	4,045	75,196
General Mills, Inc.	7,658	391,936
H.J. Heinz Co.	634	23,192
Kraft Foods, Inc., Class A	7,642	199,533
Sara Lee Corp.	8,497	76,388

		913,244

Food - Retail — 0.2%
Safeway, Inc.	3,796	76,907
The Kroger Co.	5,704	130,051

		206,958

Food - Wholesale/Distribution — 0.8%
Sysco Corp.	34,811	834,072

Forestry — 0.1%
Plum Creek Timber Co., Inc.	2,046	70,894

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Gas - Distribution — 0.2%
NiSource, Inc.	4,155	$44,417
Sempra Energy	3,327	151,977

		196,394

Gold Mining — 0.0%
Newmont Mining Corp.	812	39,682

Hotel/Motels — 0.0%
Wyndham Worldwide Corp.	3,989	47,030

Independent Power Producers — 0.1%
Dynegy, Inc., Class A†	28,936	58,161
Mirant Corp.†	155	2,420

		60,581

Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	774	23,754

Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	1,513	98,012
Praxair, Inc.	286	20,935

		118,947

Instruments - Scientific — 0.8%
Thermo Fisher Scientific, Inc.†	20,571	800,418
Waters Corp.†	1,313	56,879

		857,297

Insurance Brokers — 0.2%
AON Corp.	4,249	152,964
Marsh & McLennan Cos., Inc.	1,314	24,861

		177,825

Insurance - Life/Health — 0.4%
AFLAC, Inc.	4,818	171,039
Prudential Financial, Inc.	2,676	106,799
Torchmark Corp.	1,807	72,569
Unum Group	2,770	47,395

		397,802

Insurance - Multi-line — 0.3%
Assurant, Inc.	1,389	32,822
Cincinnati Financial Corp.	1,436	32,468
Hartford Financial Services Group, Inc.	13,472	193,189
MetLife, Inc.	1,702	53,613
The Allstate Corp.	2,454	63,141

		375,233

Insurance - Property/Casualty — 0.7%
Chubb Corp.	2,741	108,681
The Progressive Corp.†	2,133	34,405
The Travelers Cos., Inc.	16,404	666,987

		810,073

Internet Infrastructure Software — 0.0%
Akamai Technologies, Inc.†	1,108	24,664

Internet Security — 0.2%
Symantec Corp.†	8,369	130,473
VeriSign, Inc.†	2,599	60,842

		191,315

Investment Management/Advisor Services — 0.2%
Federated Investors, Inc., Class B	2,785	69,709
Franklin Resources, Inc.	1,404	93,857
Invesco, Ltd.	1,754	27,450

Security Description	Shares	Market Value (Note 2)

Investment Management/Advisor Services (continued)
Janus Capital Group, Inc.	2,986	$30,278
T. Rowe Price Group, Inc.	897	36,391

		257,685

Linen Supply & Related Items — 0.0%
Cintas Corp.	966	22,498

Machinery - General Industrial — 0.0%
The Manitowoc Co., Inc.	7,751	50,536

Medical Information Systems — 0.0%
IMS Health, Inc.	4,114	49,533

Medical Instruments — 0.2%
Boston Scientific Corp.†	9,322	87,627
Medtronic, Inc.	2,425	83,299
St. Jude Medical, Inc.†	721	28,133

		199,059

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	218	13,290
Quest Diagnostics, Inc.	1,083	56,554

		69,844

Medical Products — 0.8%
Baxter International, Inc.	1,845	94,446
Becton, Dickinson & Co.	999	67,612
Covidien, Ltd.†	1,221	43,614
Hospira, Inc.†	514	17,733
Johnson & Johnson	10,201	562,687
Stryker Corp.	1,297	49,857

		835,949

Medical - Biomedical/Gene — 0.9%
Amgen, Inc.†	6,929	346,034
Biogen Idec, Inc.†	458	23,720
Gilead Sciences, Inc.†	14,345	618,270

		988,024

Medical - Drugs — 1.8%
Abbott Laboratories	7,351	331,236
Bristol - Myers Squibb Co.	11,371	226,510
Cephalon, Inc.†	578	33,703
Eli Lilly & Co.	5,084	175,754
Forest Laboratories, Inc.†	3,034	71,876
Merck & Co., Inc.	12,552	346,184
Pfizer, Inc.	35,689	542,116
Schering - Plough Corp.	4,411	107,629
Wyeth	2,648	118,789

		1,953,797

Medical - Generic Drugs — 0.0%
Watson Pharmaceuticals, Inc.†	811	24,533

Medical - HMO — 0.4%
Aetna, Inc.	3,218	86,178
Coventry Health Care, Inc.†	672	12,130
Humana, Inc.†	1,350	42,295
UnitedHealth Group, Inc.	6,980	185,668
WellPoint, Inc.†	2,681	124,854

		451,125

Medical - Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp.	2,283	84,699
McKesson Corp.	1,707	70,243

		154,942

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Metal - Copper — 0.1%
Freeport - McMoRan Copper & Gold, Inc.	1,315	$71,575

Multimedia — 0.5%
Meredith Corp.	953	25,693
News Corp., Class A	15,200	148,656
The McGraw - Hill Cos., Inc.	2,125	63,941
The Walt Disney Co.	3,911	94,724
Time Warner, Inc.	7,597	177,922

		510,936

Networking Products — 0.9%
Cisco Systems, Inc.†	51,552	953,712
Juniper Networks, Inc.†	2,855	70,604

		1,024,316

Non-Hazardous Waste Disposal — 0.1%
Waste Management, Inc.	2,600	71,734

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	4,525	103,532

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	755	20,808

Oil & Gas Drilling — 0.4%
Diamond Offshore Drilling, Inc.	1,803	151,957
ENSCO International, Inc.	2,093	81,397
Nabors Industries, Ltd.†	2,933	52,442
Noble Corp.	1,391	47,808
Rowan Cos., Inc.	3,232	66,127

		399,731

Oil Companies - Exploration & Production — 0.6%
Anadarko Petroleum Corp.	3,243	154,951
Chesapeake Energy Corp.	1,404	31,815
Devon Energy Corp.	4,188	264,849
EOG Resources, Inc.	305	22,323
Occidental Petroleum Corp.	2,611	175,224
Pioneer Natural Resources Co.	695	19,543
Southwestern Energy Co.†	564	24,517

		693,222

Oil Companies - Integrated — 3.1%
Chevron Corp.	6,363	424,221
ConocoPhillips	8,599	394,178
Exxon Mobil Corp.	36,394	2,523,924
Marathon Oil Corp.	1,101	35,100
Murphy Oil Corp.	1,753	103,445

		3,480,868

Oil Field Machinery & Equipment — 0.1%
National - Oilwell Varco, Inc.†	2,659	102,691

Oil Refining & Marketing — 0.1%
Sunoco, Inc.	1,104	33,595
Tesoro Corp.	2,413	40,876
Valero Energy Corp.	1,877	41,988

		116,459

Oil - Field Services — 1.2%
BJ Services Co.	4,886	76,417
Halliburton Co.	45,898	1,052,441
Schlumberger, Ltd.	2,961	169,458

		1,298,316

Paper & Related Products — 0.0%
International Paper Co.	2,644	37,994

Security Description	Shares	Market Value (Note 2)

Pharmacy Services — 0.3%
Express Scripts, Inc.†	2,614	$167,427
Medco Health Solutions, Inc.†	3,074	141,066

		308,493

Photo Equipment & Supplies — 0.0%
Eastman Kodak Co.	12,437	32,461

Pipelines — 0.2%
El Paso Corp.	14,771	144,017
The Williams Cos., Inc.	2,159	36,228

		180,245

Printing - Commercial — 0.0%
R.R. Donnelley & Sons Co.	3,968	53,489

Publishing - Newspapers — 0.0%
Gannett Co., Inc.	2,717	12,960

Real Estate Investment Trusts — 0.8%
Apartment Investment & Management Co., Class A	5,487	51,852
AvalonBay Communities, Inc.	29	1,783
Developers Diversified Realty Corp.	335	1,645
Digital Realty Trust, Inc.	17,864	638,995
Equity Residential	1,798	43,763
Host Hotels & Resorts, Inc.	1,962	18,404
ProLogis	5,691	48,317
Ventas, Inc.	2,887	87,649

		892,408

Retail - Apparel/Shoe — 0.6%
Aeropostale, Inc.†	14,061	486,792
Limited Brands, Inc.	7,323	91,611
The Gap, Inc.	6,682	119,273

		697,676

Retail - Automobile — 0.0%
AutoNation, Inc.†	1,427	22,661

Retail - Building Products — 0.3%
Home Depot, Inc.	13,153	304,623
Lowe’s Cos., Inc.	1,002	19,048

		323,671

Retail - Consumer Electronics — 0.1%
Best Buy Co., Inc.	703	24,675
RadioShack Corp.	4,260	57,255

		81,930

Retail - Discount — 0.6%
Big Lots, Inc.†	2,257	51,933
Wal - Mart Stores, Inc.	11,958	594,791

		646,724

Retail - Drug Store — 0.6%
CVS Caremark Corp.	23,929	713,084

Retail - Major Department Stores — 0.7%
J.C. Penney Co., Inc.	27,230	710,431
Sears Holdings Corp.†	275	15,634
TJX Cos., Inc.	3,462	102,163

		828,228

Retail - Office Supplies — 0.0%
Office Depot, Inc.†	8,522	39,713

Retail - Regional Department Stores — 0.4%
Kohl’s Corp.†	8,582	364,477
Macy’s, Inc.	5,851	68,340

		432,817

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Retail - Restaurants — 0.4%
McDonald’s Corp.	6,580	$388,154

Savings & Loans/Thrifts — 0.1%
Hudson City Bancorp, Inc.	4,724	60,609

Schools — 0.3%
Apollo Group, Inc., Class A†	4,778	282,380

Steel - Producers — 0.0%
United States Steel Corp.	782	26,651

Steel - Specialty — 0.1%
Allegheny Technologies, Inc.	2,026	71,741

Telecom Equipment - Fiber Optics — 0.5%
Corning, Inc.	32,424	476,633
JDS Uniphase Corp.†	3,907	21,059

		497,692

Telecom Services — 0.1%
Embarq Corp.	1,922	80,762

Telecommunication Equipment — 0.0%
Nortel Networks Corp.†	62	11
Tellabs, Inc.†	3,978	22,078

		22,089

Telephone - Integrated — 1.4%
AT&T, Inc.	38,229	947,697
CenturyTel, Inc.	2,835	87,460
Frontier Communications Corp.	7,601	55,335
Qwest Communications International, Inc.	3,709	16,171
Sprint Nextel Corp.†	16,390	84,408
Verizon Communications, Inc.	11,018	322,387

		1,513,458

Television — 0.0%
CBS Corp., Class B	1,989	14,679

Tobacco — 0.6%
Altria Group, Inc.	14,282	244,080
Lorillard, Inc.	1,125	76,871
Philip Morris International, Inc.	7,791	332,208

		653,159

Toys — 0.0%
Hasbro, Inc.	1,184	30,085

Transport - Rail — 0.4%
Burlington Northern Santa Fe Corp.	1,726	125,031
CSX Corp.	4,302	136,632
Norfolk Southern Corp.	1,465	54,498
Union Pacific Corp.	2,569	126,575

		442,736

Transport - Services — 0.3%
Ryder System, Inc.	1,468	41,368
United Parcel Service, Inc., Class B	5,607	286,742

		328,110

Web Portals/ISP — 0.5%
Google, Inc., Class A†	1,099	458,536
Yahoo!, Inc.†	2,625	41,580

		500,116

Wireless Equipment — 0.4%
American Tower Corp., Class A	473	15,075

Security Description	Shares/ Principal Amount	Market Value (Note 2)

Wireless Equipment (continued)
QUALCOMM, Inc.	9,143	$398,543

		413,618

Total Common Stock
(cost $58,288,565)		54,584,441

EXCHANGE TRADED FUNDS — 8.3%
Equity Fund - Emerging Market — 2.9%
iShares MSCI Emerging Markets Index Fund	96,800	3,219,568

Index Fund — 2.9%
iShares MSCI EAFE Index Fund	66,500	3,152,100

Index Fund - Large Cap — 0.3%
SPDR Trust, Series 1	3,664	338,590

Index Fund - Small Cap — 2.2%
iShares S&P SmallCap 600 Index Fund	27,800	1,215,972
iShares S&P SmallCap 600 Value Index Fund	25,900	1,206,163

		2,422,135

Total Exchange Traded Funds
(cost $10,075,064)		9,132,393

PREFERRED STOCK — 0.3%
Banks - Money Center — 0.1%
Santander Finance Preferred SA 4.00%(1)	7,600	90,820

Banks - Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%	3,100	57,133

Diversified Financial Services — 0.1%
General Electric Capital Corp. 4.50%(2)	5,900	124,726

Finance - Mortgage Loan/Banker — 0.0%
Freddie Mac 0.00%†	2,200	1,144

Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities 3.00%(1)	7,600	100,472

Total Preferred Stock
(cost $629,087)		374,295

ASSET BACKED SECURITIES — 1.8%
Diversified Financial Services — 1.8%
Banc of America Commercial Mtg., Inc. Series 2006-6, Class AM 5.39% due 10/10/45(3)	$110,000	54,401
Chase Funding Mtg. Loan Asset-Backed Certs. Series 2003-6, Class 1A6 4.59% due 11/25/34	84,103	68,643
Chase Mtg. Finance Corp. Series 2007-A2, Class 1A1 4.14% due 07/25/37(4)(5)	248,223	213,039
Citigroup Commercial Mtg. Trust Series 2008-C7, Class AM 6.30% due 12/10/49(3)(4)	230,000	114,150
Commercial Mtg. Asset Trust Series 1999-C1, Class D 7.35% due 01/17/32(3)	275,000	254,622
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP9, Class AM 5.37% due 05/15/47(3)	315,000	165,449
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2008-C2, Class AM 6.80% due 02/12/51(3)(4)	539,000	190,016

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Principal Amount	Market Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
LB Commercial Conduit Mtg. Trust Series 1998-C1, Class E 7.00% due 02/18/30(3)	$155,000	$156,535
Ocwen Advance Receivables Backed Notes Series 2006-1A 5.34% due 11/24/15*(6)	300,000	246,000
Swift Master Auto Receivables Trust Series 2007-2, Class A 0.99% due 10/15/12(1)	525,217	461,407
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR12, Class 2A1 6.10% due 09/25/36(5)	149,694	102,745

Total Asset Backed Securities
(cost $2,901,276)		2,027,007

CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(6)(7)(8)(9) (cost $20,000)	20,000	4,000

CORPORATE BONDS & NOTES — 11.8%
Advertising Services — 0.0%
R.H. Donnelley, Inc. Company Guar. Bonds 11.75% due 05/15/15†*(13)(14)	2,000	915

Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 6.88% due 03/15/39	85,000	92,741

Aerospace/Defense - Equipment — 0.0%
Goodrich Corp. Senior Notes 6.13% due 03/01/19	30,000	29,151

Agricultural Chemicals — 0.1%
Monsanto Co. Senior Notes 5.50% due 08/15/25	27,000	25,664
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	35,000	32,725

		58,389

Airlines — 0.1%
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	55,000	42,350
American Airlines, Inc. Pass Through Certs. Series 2001-2, Class A-2 7.86% due 04/01/13	6,000	5,490
Delta Air Lines, Inc. Pass Thru Certs. Series 2001-1, Class A2 7.11% due 03/18/13	20,000	18,600
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.26% due 11/20/21	43,937	30,756
United AirLines, Inc. Pass Through Trust Series 2001-1 Class B 6.93% due 09/01/11	1,000	1,268

		98,464

Security Description	Principal Amount	Market Value (Note 2)

Banks - Commercial — 0.5%
American Express Bank FSB Senior Notes 5.55% due 10/17/12	$56,000	$55,028
CoBank ACB Sub. Notes 7.88% due 04/16/18*	57,000	54,803
Independence Community Bank Corp. Sub. Notes 3.35% due 06/20/13(1)	59,000	49,075
KeyBank NA Sub. Notes 5.45% due 03/03/16	66,000	52,608
KeyBank NA Sub. Notes 7.41% due 10/15/27	26,000	22,459
PNC Bank NA Sub. Notes 6.88% due 04/01/18	35,000	32,703
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	100,000	92,709
Sovereign Bank Sub. Notes 8.75% due 05/30/18	31,000	28,210
Swiss Bank Corp. NY Sub. Notes 7.75% due 09/01/26	61,000	45,946
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	110,000	102,271

		535,812

Banks - Fiduciary — 0.0%
State Street Capital Trust IV Company Guar. Notes 2.32% due 06/15/37(1)	100,000	46,123

Banks - Money Center — 0.0%
Chase Capital III Company Guar. Notes 1.81% due 03/01/27(1)	72,000	32,107

Banks - Super Regional — 0.3%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	60,000	50,433
Capital One Financial Corp. Senior Notes 7.38% due 05/23/14	40,000	41,214
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	157,000	150,827
PNC Preferred Funding Trust I Jr. Sub. Notes 6.11% due 03/15/12*(1)(10)	70,000	37,536
Wachovia Corp. Sub. Notes 4.88% due 02/15/14	54,000	51,331

		331,341

Beverages - Non-alcoholic — 0.1%
Bottling Group LLC Company Guar. Notes 6.95% due 03/15/14	67,000	75,677

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Principal Amount	Market Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Beverages - Non-alcoholic (continued)
Coca - Cola Enterprises, Inc. Senior Notes 4.25% due 03/01/15	$60,000	$60,486

		136,163

Brewery — 0.2%
Anheuser - Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/39*	45,000	46,956
Anheuser - Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/39*	145,000	154,632

		201,588

Broadcast Services/Program — 0.0%
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14*	23,786	6,660
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14	8,000	2,780

		9,440

Cable/Satellite TV — 0.5%
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10†(13)(14)	9,000	8,910
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13†*(13)(14)	77,000	71,225
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13†(13)(14)	10,000	9,150
Charter Communications Operating LLC/ Charter Communications Operating Capital Senior Notes 10.38% due 04/30/14†*(13)(14)	90,000	85,500
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	27,000	27,118
COX Communications, Inc. Senior Notes 6.95% due 06/01/38*	40,000	35,575
COX Communications, Inc. Bonds 8.38% due 03/01/39*	145,000	152,295
Time Warner Cable, Inc. Company Guar. Notes 5.40% due 07/02/12	30,000	30,571
Time Warner Cable, Inc. Company Guar. Notes 8.25% due 04/01/19	75,000	84,024

		504,368

Casino Hotels — 0.0%
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17*	20,000	21,000
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	29,000	23,780

		44,780

Security Description	Principal Amount	Market Value (Note 2)

Casino Services — 0.1%
Indianapolis Downs LLC & Capital Corp. Senior Sec. Notes 11.00% due 11/01/12*	$35,000	$25,550
Snoqualmie Entertainment Authority Senior Sec. Notes 9.13% due 02/01/15*	55,000	29,425

		54,975

Cellular Telecom — 0.2%
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14	5,000	4,975
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	50,000	39,500
Nextel Communications, Inc. Senior Notes 6.88% due 10/31/13	3,000	2,498
Nextel Communications, Inc. Senior Notes 7.38% due 08/01/15	2,000	1,585
Verizon Wireless Capital LLC Notes 3.75% due 05/20/11*	80,000	81,622
Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14*	81,000	85,657

		215,837

Chemicals - Diversified — 0.1%
Dow Chemical Co. Senior Notes 7.38% due 11/01/29	48,000	40,067
Dow Chemical Co. Senior Notes 8.55% due 05/15/19	78,000	77,993
E.I. du Pont de Nemours & Co. Senior Notes 4.75% due 03/15/15	30,000	30,433

		148,493

Chemicals - Specialty — 0.0%
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	15,000	10,275
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	18,000	6,840
Momentive Performance Materials, Inc. Company Guar. Notes 11.50% due 12/01/16	57,000	13,395

		30,510

Computer Services — 0.0%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	35,000	26,950

Consumer Products - Misc. — 0.0%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	40,000	33,600

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Principal Amount	Market Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Cosmetics & Toiletries — 0.1%
Procter & Gamble Co. Senior Notes 4.60% due 01/15/14	$43,000	$45,304
Procter & Gamble Co. Notes 4.70% due 02/15/19	100,000	99,322

		144,626

Decision Support Software — 0.0%
Vangent, Inc. Company Guar. Notes 9.63% due 02/15/15	50,000	38,125

Direct Marketing — 0.0%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	40,000	22,500

Distribution/Wholesale — 0.0%
KAR Holdings, Inc. Company Guar. Notes 5.03% due 05/01/14(1)	43,000	32,250
KAR Holdings, Inc. Company Guar. Notes 8.75% due 05/01/14	17,000	14,535

		46,785

Diversified Banking Institutions — 1.8%
Bank of America Corp. Sub. Notes 5.75% due 08/15/16	123,000	104,087
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	24,000	19,154
Bank of America Corp. Senior Notes 7.38% due 05/15/14	70,000	73,669
Bank of America Corp. Senior Notes 7.63% due 06/01/19	35,000	35,450
Citigroup, Inc. Senior Notes 0.94% due 05/18/11(1)	70,000	63,915
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	16,000	13,912
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	87,000	83,439
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	75,000	71,588
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	138,000	102,161
Citigroup, Inc. Senior Notes 6.88% due 03/05/38	90,000	79,199
GMAC LLC Senior Notes 6.00% due 12/15/11	50,000	44,250
GMAC LLC Company Guar. Notes 6.88% due 09/15/11*	61,000	54,595

Security Description	Principal Amount	Market Value (Note 2)

Diversified Banking Institutions (continued)
GMAC LLC Sub. Notes 8.00% due 12/31/18*	$35,000	$25,375
JPMorgan Chase & Co. Senior Notes 4.65% due 06/01/14	48,000	47,677
JPMorgan Chase & Co. Sub. Notes 4.89% due 09/01/15(1)	578,000	453,730
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/19	43,000	42,781
Morgan Stanley Sub. Notes 4.75% due 04/01/14	35,000	32,024
Morgan Stanley Senior Notes 5.45% due 01/09/17	60,000	54,941
Morgan Stanley Senior Notes 5.95% due 12/28/17	29,000	27,244
Morgan Stanley Senior Notes 6.00% due 04/28/15	196,000	191,425
The Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15	95,000	92,479
The Goldman Sachs Group, Inc. Senior Notes 5.30% due 02/14/12	35,000	35,731
The Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	60,000	57,212
The Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/14	56,000	56,937
The Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/33	51,000	46,690
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	50,000	41,916
The Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/19	35,000	36,829

		1,988,410

Diversified Financial Services — 0.2%
Associates Corp. of North America Senior Notes 6.95% due 11/01/18	35,000	31,399
General Electric Capital Corp. Senior Notes 5.90% due 05/13/14	56,000	56,428
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39	178,000	163,646

		251,473

Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 5.25% due 12/06/17	97,000	96,078

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Principal Amount	Market Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Electric - Generation — 0.2%
Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	$121,000	$94,452
The AES Corp. Senior Notes 8.00% due 10/15/17	70,000	65,100
The AES Corp. Senior Notes 8.88% due 02/15/11	110,000	110,825

		270,377

Electric - Integrated — 0.9%
Ameren Corp. Senior Notes 8.88% due 05/15/14	56,000	57,902
Appalachian Power Co. Senior Notes 7.95% due 01/15/20	30,000	32,654
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	58,000	62,012
Central Illinois Light Co. Senior Sec. Notes 8.88% due 12/15/13	21,000	23,340
Dominion Resources, Inc. Jr. Sub Notes 6.30% due 09/30/66(1)	95,000	57,238
Energy East Corp. Notes 6.75% due 07/15/36	45,000	39,552
Entergy Gulf States Louisiana LLC 1st Mtg. Bonds 6.00% due 05/01/18	97,000	90,630
Entergy Texas, Inc. 1st Mtg. Notes 7.13% due 02/01/19	40,000	40,474
FirstEnergy Corp. Senior Notes 7.38% due 11/15/31	45,000	39,030
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	35,000	34,825
Mirant Mid - Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	44,726	42,266
Nevada Power Co. Notes 7.13% due 03/15/19	60,000	60,655
Peco Energy Co. 1st Mtg. Bonds 5.00% due 10/01/14	37,000	38,888
PPL Electric Utilities Corp. 1st Mtg. Bonds 6.25% due 05/15/39	43,000	43,161
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	100,000	106,891
Sierra Pacific Power Co. Senior Notes 6.75% due 07/01/37	108,000	97,606
Southern Energy, Inc. Notes 7.90% due 07/15/09†(6)(8)(9)	125,000	0

Security Description	Principal Amount	Market Value (Note 2)

Electric - Integrated (continued)
Texas Competitive Electric Holdings Co., LLC Series A Company Guar. Notes 10.25% due 11/01/15	$45,000	$26,663
Texas Competitive Electric Holdings Co., LLC Series B Company Guar. Notes 10.25% due 11/01/15	35,000	20,738
Toledo Edison Co. 1st Mtg. Notes 7.25% due 05/01/20	35,000	36,015

		950,540

Electronic Components - Semiconductors — 0.1%
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	30,000	26,850
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	56,000	47,348
Spansion LLC Senior Sec. Notes 4.39% due 06/01/13†*(1)(13)(14)	55,000	34,650

		108,848

Electronics - Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	35,000	31,850

Finance - Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 7.38% due 02/01/11	45,000	40,976
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	51,000	48,544

		89,520

Finance - Commercial — 0.1%
Caterpillar Financial Services Corp. Senior Notes 4.25% due 02/08/13	20,000	19,650
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	130,000	104,382

		124,032

Finance - Credit Card — 0.1%
American Express Co. Senior Notes 7.25% due 05/20/14	35,000	35,731
American Express Co. Senior Notes 8.13% due 05/20/19	36,000	36,111
FIA Card Services NA Sub. Notes 7.13% due 11/15/12*	79,000	74,265

		146,107

Finance - Investment Banker/Broker — 0.1%
Lehman Brothers Holdings Capital Trust VII Company Guar. Notes 5.86% due 05/31/12†(1)(10)(13)(14)	45,000	4

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Principal Amount	Market Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Finance - Investment Banker/Broker (continued)
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(13)(14)	$44,000	$6,490
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(13)(14)	71,000	7
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(13)(14)	69,000	7
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 07/15/14	35,000	31,892
Merrill Lynch & Co., Inc. Sub. Notes 5.70% due 05/02/17	52,000	42,010
Schwab Capital Trust I Company Guar. Notes 7.50% due 11/15/37(1)	23,000	20,269
The Bear Stearns Cos., Inc. Senior Notes 5.30% due 10/30/15	42,000	39,614

		140,293

Finance - Mortgage Loan/Banker — 0.1%
Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	107,000	107,366
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11	40,000	38,657

		146,023

Food - Misc. — 0.2%
ConAgra Foods, Inc. Notes 7.00% due 04/15/19	53,000	57,021
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/39	110,000	111,315

		168,336

Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	30,000	16,200

Gas - Distribution — 0.1%
Sempra Energy Senior Notes 6.50% due 06/01/16	70,000	71,419

Home Furnishings — 0.0%
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(2)	2,000	40

Independent Power Producers — 0.1%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	110,000	103,537

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	55,000	55,006

Security Description	Principal Amount	Market Value (Note 2)

Insurance Brokers (continued)
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	$25,000	$13,688

		68,694

Insurance - Life/Health — 0.3%
Americo Life, Inc. Notes 7.88% due 05/01/13*	102,000	66,300
Lincoln National Corp. Senior Notes 5.65% due 08/27/12	71,000	62,459
Monumental Global Funding II Senior Sec. Notes 5.65% due 07/14/11*	54,000	52,174
Pricoa Global Funding I Notes 5.30% due 09/27/13*	90,000	84,078
Principal Financial Group, Inc. Senior Notes 8.88% due 05/15/19	37,000	36,581
Prudential Financial, Inc. Notes 6.63% due 12/01/37	45,000	38,715

		340,307

Insurance - Multi-line — 0.1%
Allstate Corp. Senior Notes 7.45% due 05/16/19	28,000	29,249
MetLife, Inc. Senior Notes 6.75% due 06/01/16	40,000	40,704

		69,953

Insurance - Mutual — 0.2%
Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/58*(1)	119,000	73,780
Massachusetts Mutual Life Insurance Co. Notes 8.88% due 06/01/39*	93,000	97,812

		171,592

Insurance - Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	104,000	100,407

Insurance - Reinsurance — 0.1%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.00% due 04/15/12*	56,000	58,558

Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc. Senior Notes 5.35% due 11/15/10	178,000	176,578

Medical Labs & Testing Services — 0.1%
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/19*	63,000	65,248

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Principal Amount	Market Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Medical Products — 0.1%
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	$21,000	$21,472
LVB Acquisition Holding LLC Company Guar. Notes 10.38% due 10/15/17(7)	39,000	37,050

		58,522

Medical - Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 6.40% due 02/01/39	120,000	122,400

Medical - Drugs — 0.1%
Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15	15,000	14,963
Pfizer, Inc. Senior Notes 4.45% due 03/15/12	24,000	25,434
Pfizer, Inc. Senior Notes 7.20% due 03/15/39	90,000	101,749

		142,146

Medical - HMO — 0.0%
WellPoint, Inc. Senior Notes 5.00% due 01/15/11	36,000	36,800

Medical - Hospitals — 0.2%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	70,000	69,212
HCA, Inc. Senior Notes 6.25% due 02/15/13	65,000	54,925
HCA, Inc. Senior Sec. Notes 9.13% due 11/15/14	35,000	34,388
HCA, Inc. Senior Sec. Notes 9.25% due 11/15/16	55,000	54,037
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14	28,000	27,370

		239,932

Metal - Aluminum — 0.1%
Alcoa, Inc. Senior Notes 6.50% due 06/15/18	65,000	55,200

Mining — 0.0%
Noranda Aluminum Acquisition Corp. Company Guar. Notes 5.41% due 11/15/14(1)(7)	31,101	16,484

Multimedia — 0.3%
News America, Inc. Company Guar. Notes 6.15% due 03/01/37	47,000	37,260
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	65,000	54,505

Security Description	Principal Amount	Market Value (Note 2)

Multimedia (continued)
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	$116,000	$120,448
Viacom, Inc. Senior Notes 6.25% due 04/30/16	110,000	105,145

		317,358

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc. Notes 6.09% due 03/15/35	95,000	66,833
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	50,000	50,951
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/32	45,000	43,007

		160,791

Office Automation & Equipment — 0.0%
Xerox Corp. Senior Notes 6.35% due 05/15/18	50,000	43,500

Oil Companies - Exploration & Production — 0.4%
Chesapeake Energy Corp. Senior Notes 7.25% due 12/15/18	100,000	83,500
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	145,000	135,575
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	30,000	25,800
Kerr - McGee Corp. Company Guar. Notes 6.95% due 07/01/24	49,000	42,890
Occidental Petroleum Corp. Senior Notes 4.13% due 06/01/16	70,000	68,339
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	165,000	133,650

		489,754

Oil Companies - Integrated — 0.2%
ConocoPhillips Company Guar. Notes 6.00% due 01/15/20	68,000	70,584
ConocoPhillips Company Guar. Notes 6.50% due 02/01/39	38,000	39,271
Hess Corp. Senior Notes 7.13% due 03/15/33	60,000	56,688

		166,543

Oil Refining & Marketing — 0.1%
Valero Energy Corp. Senior Notes 6.63% due 06/15/37	94,000	77,140

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Principal Amount	Market Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Oil - Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 6.50% due 08/01/36	$35,000	$26,787
Weatherford International, Ltd. Company Guar. Notes 9.88% due 03/01/39	48,000	53,787

		80,574

Paper & Related Products — 0.0%
Georgia - Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	30,000	28,350
Georgia - Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	10,000	9,400

		37,750

Physicians Practice Management — 0.1%
US Oncology, Inc. Company Guar. Notes 10.75% due 08/15/14	60,000	57,150

Pipelines — 0.4%
CenterPoint Energy Resources Corp. Senior Notes 6.00% due 05/15/18	40,000	35,264
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	110,000	102,300
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	75,000	66,375
Dynegy - Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	75,000	63,375
Kinder Morgan Energy Partners LP Senior Notes 6.85% due 02/15/20	70,000	69,640
ONEOK, Inc. Senior Notes 6.00% due 06/15/35	53,000	40,616
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	75,000	72,750

		450,320

Property Trust — 0.1%
WEA Finance LLC Company Guar. Notes 7.50% due 06/02/14*	90,000	89,029

Publishing - Periodicals — 0.0%
The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17	45,000	1,800

Real Estate Investment Trusts — 0.0%
Simon Property Group LP Senior Notes 10.35% due 04/01/19	18,000	20,273

Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(7)(13)(14)	60,000	225

Security Description	Principal Amount	Market Value (Note 2)

Rental Auto/Equipment — 0.0%
United Rentals North America, Inc. Company Guar. Notes 7.75% due 11/15/13	$35,000	$28,525

Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	65,000	16,656

Retail - Discount — 0.0%
Wal-Mart Stores, Inc. Senior Notes 3.20% due 05/15/14	35,000	35,068

Retail - Drug Store — 0.0%
CVS Caremark Corp. Senior Notes 5.75% due 06/01/17	40,000	40,000

Retail - Restaurants — 0.1%
McDonald’s Corp. Senior Notes 5.70% due 02/01/39	100,000	97,476
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	40,000	36,800

		134,276

Savings & Loans/Thrifts — 0.1%
Western Financial Bank Sub. Notes 9.63% due 05/15/12	159,000	158,055

Schools — 0.0%
Princeton University Notes 5.70% due 03/01/39	49,000	47,466

Special Purpose Entities — 0.1%
CDX North America High Yield Credit Linked Certificates, Series 10-T 8.88% due 06/29/13*	91,000	80,307
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	55,000	34,650

		114,957

Steel - Producers — 0.2%
ArcelorMittal USA, Inc. Senior Notes 6.50% due 04/15/14	110,000	101,159
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	55,000	31,466
Ryerson, Inc. Company Guar. Notes 8.40% due 11/01/14(1)	50,000	27,563

		160,188

Telecom Services — 0.2%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	180,000	144,317
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18	25,000	8,562

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Principal Amount	Market Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Telecom Services (continued)
Qwest Corp. Senior Notes 7.50% due 10/01/14	$55,000	$52,525
Qwest Corp. Senior Notes 8.38% due 05/01/16*	32,000	31,440
Time Warner Telecom Holdings, Inc. Company Guar. Notes 9.25% due 02/15/14	1,000	1,003

		237,847

Telephone - Integrated — 0.2%
AT&T, Inc. Senior Notes 5.63% due 06/15/16	35,000	35,625
AT&T, Inc. Senior Notes 6.30% due 01/15/38	70,000	65,756
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	14,000	12,845
Sprint Capital Corp. Company Guar. Notes 8.38% due 03/15/12	19,000	18,715
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	64,000	50,560
Verizon Pennsylvania, Inc. Senior Bonds 8.35% due 12/15/30	35,000	35,948
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	30,000	29,687

		249,136

Television — 0.0%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	8,000	5,580
Paxson Communications Corp. Senior Sec. Notes 8.38% due 01/15/13†*(1)(7)(13)(14)	77,442	77
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(13)(14)	30,000	225

		5,882

Transactional Software — 0.0%
Open Solutions, Inc. Company Guar. Notes 9.75% due 02/01/15*	25,000	6,500

Transport - Air Freight — 0.2%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	244,900	171,430

Transport - Rail — 0.2%
CSX Corp. Senior Notes 6.25% due 04/01/15	100,000	98,948
CSX Corp. Senior Notes 6.25% due 03/15/18	77,000	73,881

		172,829

Security Description	Principal Amount	Market Value (Note 2)

Transport - Services — 0.2%
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	$105,000	$85,575
United Parcel Service, Inc. Senior Notes 3.88% due 04/01/14	23,000	23,328
United Parcel Service, Inc. Senior Notes 5.13% due 04/01/19	65,000	66,023

		174,926

Total Corporate Bonds & Notes
(cost $14,270,349)		13,055,635

FOREIGN CORPORATE BONDS & NOTES — 2.7%
Banks - Commercial — 0.8%
Australia & New Zealand Banking Group, Ltd. Sub. Notes 1.71% due 10/30/09(1)(10)	140,000	74,272
Barclays Bank PLC Jr. Sub. Notes 5.93% due 12/15/16*(1)(10)	130,000	70,848
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	108,000	88,977
Barclays Bank PLC Senior Notes 6.75% due 05/22/19	47,000	46,600
Barclays Bank PLC Jr. Sub. Notes 7.43% due 12/15/17*(1)(10)	15,000	9,541
Caisse Nationale des Caisses d’Epargne et de Prevoyance Senior Notes 3.06% due 12/30/09(1)(10)	102,000	62,220
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(1)(10)	87,000	54,439
Credit Suisse New York Senior Notes 5.50% due 05/01/14	35,000	35,350
Lloyds Banking Group PLC Jr. Sub. Notes 5.92% due 10/01/15*(1)(10)	65,000	24,700
Rabobank Nederland NV Senior Notes 4.20% due 05/13/14*	80,000	80,076
Rabobank Nederland NV Sub. Notes 11.00% due 06/30/19*(1)(10)	117,000	117,000
Standard Chartered PLC Senior Notes 5.50% due 11/18/14*	100,000	98,544
Westpac Banking Corp. Sub. Notes 1.91% due 09/30/09(1)(10)	180,000	70,200

		832,767

Banks - Money Center — 0.1%
Bank of Scotland PLC Senior Sub. Notes 1.50% due 11/30/09(1)(10)	150,000	61,500

Brewery — 0.1%
SABMiller PLC Notes 6.50% due 07/15/18*	68,000	66,534

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Principal Amount	Market Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Containers - Metal/Glass — 0.1%
Rexam PLC Senior Notes 6.75% due 06/01/13*	$81,000	$72,947

Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	65,000	54,112

Diversified Financial Services — 0.0%
CIT Group Funding Co. of Canada Company Guar. Notes 5.20% due 06/01/15	30,000	19,922

Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	31,000	28,598

Diversified Minerals — 0.1%
Anglo American Capital PLC Company Guar. Notes 9.38% due 04/08/19*	42,000	44,649
Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16*	20,000	20,250
Teck Resources, Ltd. Senior Sec. Notes 10.75% due 05/15/19*	10,000	10,288

		75,187

Diversified Operations — 0.1%
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.63% due 04/09/19*	86,000	91,550

Electric - Integrated — 0.3%
Electricite de France Notes 6.50% due 01/26/19*	155,000	167,471
Electricite de France Notes 6.95% due 01/26/39*	140,000	153,499
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	72,000	65,998

		386,968

Insurance - Multi-line — 0.2%
Aegon NV Senior Notes 3.22% due 07/15/14(1)(10)	145,000	48,212
XL Capital Finance PLC Company Guar. Notes 6.50% due 01/15/12	53,000	46,229
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	92,000	75,007

		169,448

Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Company Guar. Notes 6.90% due 11/15/37*	49,000	35,407

Security Description	Principal Amount	Market Value (Note 2)

Medical Products — 0.0%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 5.01% due 12/01/13(1)	$40,000	$28,800
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	40,000	19,400

		48,200

Medical - Drugs — 0.1%
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	70,000	63,000

Metal - Diversified — 0.0%
Falconbridge, Ltd. Senior Notes 7.35% due 06/05/12	44,000	40,605

Oil Companies - Exploration & Production — 0.2%
Canadian Oil Sands, Ltd. Senior Notes 7.75% due 05/15/19*	50,000	48,891
EnCana Corp. Bonds 6.50% due 08/15/34	25,000	22,622
OPTI Canada, Inc. Senior Notes 7.88% due 12/15/14	55,000	37,125
Talisman Energy, Inc. Senior Notes 7.75% due 06/01/19	70,000	73,385

		182,023

Oil Companies - Integrated — 0.1%
Petro - Canada Senior Notes 6.05% due 05/15/18	30,000	28,038
Shell International Finance BV Company Guar. Notes 4.00% due 03/21/14	85,000	87,817
Suncor Energy, Inc. Senior Notes 6.85% due 06/01/39	56,000	50,327

		166,182

Satellite Telecom — 0.1%
Intelsat Intermediate Holding Co., Ltd. Senior Notes 9.50% due 02/01/15*(2)	25,000	22,562
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.50% due 01/15/13*	65,000	63,700
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.88% due 01/15/15*	25,000	24,625

		110,887

Special Purpose Entities — 0.1%
Hybrid Capital Funding I LP Bonds 8.00% due 06/30/11(10)	208,000	54,080
SMFG Preferred Capital, Ltd. Sub. Notes 6.08% due 01/25/17*(1)(10)	101,000	77,991

		132,071

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Principal Amount	Market Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Steel - Producers — 0.0%
ArcelorMittal Senior Notes 9.85% due 06/01/19	$35,000	$35,974

SupraNational — 0.0%
Corporacion Andina de Fomento Notes 8.13% due 06/04/19	40,000	41,150

Telephone - Integrated — 0.2%
Deutsche Telekom International Finance BV Company Guar. Bonds 6.75% due 08/20/18	30,000	31,971
Telecom Italia Capital SA Company Guar. Notes 4.95% due 09/30/14	90,000	85,433
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	80,000	82,586

		199,990

Transport - Marine — 0.1%
DP World, Ltd. Bonds 6.85% due 07/02/37*	132,000	94,184

Total Foreign Corporate Bonds & Notes
(cost $3,512,831)		3,009,206

U.S. GOVERNMENT AGENCIES — 9.3%
Federal Home Loan Mtg. Corp. — 4.8%
4.50% due 01/01/39	164,135	165,333
5.00% due 10/01/33	24,225	24,874
5.00% due 07/01/35	120,818	123,864
5.00% due 01/01/37	225,351	230,891
5.00% due 03/01/38	225,031	230,458
5.50% due 10/01/33	10,833	11,242
5.50% due 01/01/35	407,860	422,428
5.50% due 08/01/37	32,730	33,842
5.50% due 09/01/37	409,243	423,158
5.50% due 10/01/37	579,072	598,760
5.50% due 01/01/38	151,189	156,377
5.50% due 07/01/38	180,889	187,039
5.82% due 01/01/37(1)	356,128	371,649
5.95% due 10/01/36(1)	506,865	529,937
6.00% due 08/01/36	433,627	454,400
6.50% due 12/01/28	165,724	178,311
6.50% due 11/01/33	9,934	10,663
6.50% due 05/01/36	5,671	6,043
7.00% due 06/01/32	60,117	64,829
7.50% due 04/01/31	95,453	104,383
8.00% due 04/01/30	12,193	13,439
8.00% due 07/01/30	103	114
8.00% due 12/01/30	30,137	33,216
Federal Home Loan Mtg. Corp. REMIC Series 3102, Class PG 5.00% due 11/15/28	247,000	257,043
Series 3317, Class PD 5.00% due 09/15/31	315,000	330,423
Series 3349, Class HB 5.50% due 06/15/31	282,000	296,181

		5,258,897

Federal National Mtg. Assoc. — 4.0%
4.50% due 01/01/39	151,864	153,209
4.88% due 12/15/16	750,000	807,043

Security Description	Principal Amount	Market Value (Note 2)

Federal National Mtg. Assoc. (continued)
5.00% due 03/15/16	$74,000	$81,196
5.00% due 02/01/23	450,617	466,633
5.00% due 11/01/33	22,505	23,132
5.00% due 03/01/34	429,544	441,093
5.00% due 10/01/35	199,261	204,494
5.50% due 03/01/18	24,403	25,645
5.50% due 11/01/22	169,900	177,503
5.50% due 05/01/34	456,046	473,528
5.50% due 02/01/36(1)	231,930	242,045
6.00% due 05/01/17	79,420	84,256
6.00% due 12/01/33	211,819	223,579
6.00% due 10/01/36	193,677	203,159
6.50% due 02/01/17	61,584	65,236
6.50% due 08/01/31	79,697	85,959
6.50% due 07/01/32	117,226	126,289
6.50% due 07/01/36	180,842	192,930
7.00% due 09/01/31	65,184	71,224
7.50% due 06/01/15	22,001	23,318
Federal National Mtg. Assoc. REMIC Series 2005-12, Class BE 5.00% due 11/25/30	295,000	310,006

		4,481,477

Government National Mtg. Assoc. — 0.5%
6.00% due 02/15/29	7,527	7,940
6.00% due 04/15/29	23,506	24,793
6.00% due 06/15/29	32,091	33,701
6.00% due 09/15/38	354,875	371,088
6.50% due 02/15/29	88,392	94,845

		532,367

Total U.S. Government Agencies
(cost $9,983,065)		10,272,741

U.S. GOVERNMENT TREASURIES — 3.9%
United States Treasury Bonds — 0.6%
4.38% due 02/15/38	219,000	219,992
4.50% due 05/15/38	235,000	241,242
5.25% due 11/15/28	125,000	139,844
8.13% due 08/15/19	33,000	45,261

		646,339

United States Treasury Notes — 3.3%
1.13% due 01/15/12	1,000,000	997,500
2.00% due 11/30/13	1,405,000	1,396,000
2.75% due 02/15/19	105,000	98,676
3.75% due 11/15/18	663,000	677,606
4.25% due 08/15/15	500,000	543,398

		3,713,180

Total U.S. Government Treasuries
(cost $4,569,178)		4,359,519

Total Long-Term Investment Securities
(cost $104,249,415)		96,819,237

SHORT-TERM INVESTMENT SECURITIES — 7.4%
Commercial Paper — 5.4%
Erste Finance LLC 0.20% due 06/01/09	5,000,000	5,000,000
Societe Generale North America 0.23% due 06/01/09	1,000,000	1,000,000

		6,000,000

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Principal Amount	Market Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Time Deposits — 0.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/09	$170,000	$170,000

U.S. Government Treasuries — 1.8%
United States Treasury Bills(11) 0.08% due 06/04/09	2,000,000	1,999,987

Total Short-Term Investment Securities
(cost $8,169,987)		8,169,987

REPURCHASE AGREEMENTS — 4.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/29/09, to be repurchased 06/01/09 in the amount of $2,578,002 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 3.63%, due 08/15/11 and having an approximate value of $2,656,250	2,578,000	2,578,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/29/09, to be repurchased 06/01/09 in the amount of $2,787,002 and collateralized by Federal Home Loan Mtg. Corp. Notes, bearing interest at 1.75%, due 06/15/12 and having an approximate value of $2,844,294	2,787,000	2,787,000

Total Repurchase Agreements
(cost $5,365,000)		5,365,000

TOTAL INVESTMENTS
(cost $117,784,402)(12)	99.7%	110,354,224
Other assets less liabilities	0.3	300,381

NET ASSETS —	100.0%	$110,654,605

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2009, the aggregate value of these securities was $3,809,228 representing 3.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of May 31, 2009.
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(3)	Commercial Mortgage Backed Security
(4)	Variable Rate Security — the rate reflected is as of May 31, 2009, maturity date reflects the stated maturity date.
(5)	Collateralized Mortgage Obligation
(6)	Fair valued security; see Note 2
(7)	Income may be received in cash or additional bonds at the discretion of the issuer.
(8)	Illiquid security. At May 31, 2009, the aggregate value of these securities was $4,000, representing 0.0% of net assets.
(9)	To the extent permitted by the Statement of Additional Information, the Asset Allocation Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2009, the Asset Allocation Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
ICO North America, Inc. 7.50% due 08/15/09	08/11/05	$20,000	$20,000	$4,000	$20.00	0.00%
Southern Energy, Inc. 7.90% due 07/15/09	01/10/06	125,000	0	0	0.00	0.00

				$4,000		0.00%

(10)	Perpetual maturity — maturity date reflects the next call date.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(12)	See Note 5 for cost of investments on a tax basis.
(13)	Bond in default
(14)	Company has filed for Chapter 11 bankruptcy protection.

REMIC—Real Estate Mortgage Investment Conduit

Open Futures Contracts
Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of May 31, 2009	Unrealized Appreciation (Depreciation)
34 Long	S&P 500 Index	June 2009	$7,080,525	$7,803,850	$723,325
5 Long	U.S. Treasury 2 YR Note	September 2009	1,083,224	1,084,083	859

					$724,184

See Notes to Financial Statements

VALIC Company I Blue Chip Growth Fund

PORTFOLIO PROFILE — May 31, 2009 (Unaudited)

Industry Allocation*

Collective Investment Pool	8.8%
Computers	6.9
Diversified Banking Institutions	5.5
Banks — Fiduciary	4.5
Wireless Equipment	3.9
E-Commerce/Products	3.9
Web Portals/ISP	3.8
Oil — Field Services	3.7
Pharmacy Services	3.5
Medical — Biomedical/Gene	3.4
Commercial Services — Finance	2.8
Diversified Manufacturing Operations	2.7
Applications Software	2.5
Networking Products	2.4
Electronic Components — Semiconductors	2.3
Retail — Restaurants	2.2
Investment Management/Advisor Services	2.0
Oil Companies — Integrated	2.0
Medical Instruments	1.8
Medical — Drugs	1.8
Multimedia	1.7
Retail — Discount	1.7
Agricultural Chemicals	1.7
Internet Security	1.7
Banks — Super Regional	1.6
Industrial Gases	1.3
Oil Companies — Exploration & Production	1.3
Medical Products	1.3
Retail — Regional Department Stores	1.2
Semiconductor Components — Integrated Circuits	1.2
Diversified Financial Services	1.1
Retail — Drug Store	1.1
Aerospace/Defense	1.1
Broadcast Services/Program	1.1
Registered Investment Companies	1.1
Oil Field Machinery & Equipment	1.0
E-Commerce/Services	1.0
Medical — Wholesale Drug Distribution	1.0
Data Processing/Management	1.0
Internet Application Software	0.8
Finance — Investment Banker/Broker	0.8
Beverages — Non-alcoholic	0.8
Energy — Alternate Sources	0.8
Entertainment Software	0.8
Medical — Generic Drugs	0.7
Finance — Credit Card	0.7
Hotels/Motels	0.7
Retail — Bedding	0.7
Medical — HMO	0.6
Schools	0.6
Computer Services	0.5
Independent Power Producers	0.5
Cellular Telecom	0.5
Engineering/R&D Services	0.4
Athletic Footwear	0.4
Transport — Services	0.4
Retail — Auto Parts	0.4
Telecom Equipment — Fiber Optics	0.3
Finance — Other Services	0.3
Retail — Building Products	0.3
Disposable Medical Products	0.3
Aerospace/Defense — Equipment	0.2
Electronic Forms	0.2
Computer Aided Design	0.2
Enterprise Software/Service	0.2
Metal Processors & Fabrication	0.2
Optical Supplies	0.2
Distribution/Wholesale	0.2
Transport — Rail	0.1

Metal — Copper	0.1
Toys	0.1
Electric — Integrated	0.1
Medical Information Systems	0.1
Insurance Brokers	0.1
Non-Hazardous Waste Disposal	0.1

109.0%

*	Calculated as a percentage of net assets

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 99.1%
Aerospace/Defense — 1.1%
Lockheed Martin Corp.	48,000	$4,014,240

Aerospace/Defense - Equipment — 0.2%
Goodrich Corp.	16,700	810,618

Agricultural Chemicals — 1.7%
Monsanto Co.	35,900	2,949,185
Potash Corp. of Saskatchewan, Inc.	26,700	3,092,928

		6,042,113

Applications Software — 2.5%
Microsoft Corp.	428,430	8,949,903

Athletic Footwear — 0.4%
NIKE, Inc., Class B	26,700	1,523,235

Banks - Fiduciary — 4.5%
Northern Trust Corp.	89,300	5,148,145
State Street Corp.	166,300	7,724,635
The Bank of New York Mellon Corp.	116,400	3,233,592

		16,106,372

Banks - Super Regional — 1.6%
PNC Financial Services Group, Inc.	12,100	551,155
US Bancorp	54,000	1,036,800
Wells Fargo & Co.#	160,300	4,087,650

		5,675,605

Beverages - Non-alcoholic — 0.8%
PepsiCo, Inc.	16,740	871,317
The Coca - Cola Co.	40,100	1,971,316

		2,842,633

Broadcast Services/Program — 1.1%
Discovery Communications, Inc., Class A#†	97,950	2,198,978
Discovery Communications, Inc., Class C†	82,150	1,712,006

		3,910,984

Casino Hotels — 0.0%
Wynn Resorts, Ltd.†	200	7,412

Cellular Telecom — 0.5%
MetroPCS Communications, Inc.#†	106,500	1,824,345

Commercial Services - Finance — 2.8%
Automatic Data Processing, Inc.	4,200	159,642
Mastercard, Inc., Class A#	19,200	3,385,536
Moody’s Corp.	32,000	876,480
The Western Union Co.	129,500	2,283,085
Visa, Inc., Class A	52,900	3,581,859

		10,286,602

Computer Aided Design — 0.2%
Autodesk, Inc.†	35,700	766,122

Computer Services — 0.5%
Accenture, Ltd., Class A	64,100	1,918,513

Computers — 6.9%
Apple, Inc.†	132,200	17,954,082
Dell, Inc.†	7,190	83,260
Hewlett - Packard Co.	8,400	288,540
Research In Motion, Ltd.†	85,800	6,747,312

		25,073,194

Cosmetics & Toiletries — 0.0%
The Procter & Gamble Co.	376	19,529

Data Processing/Management — 1.0%
Fiserv, Inc.†	81,700	3,460,812

Security Description	Shares	Market Value (Note 2)

Disposable Medical Products — 0.3%
C.R. Bard, Inc.	12,500	$893,625

Distribution/Wholesale — 0.2%
Fastenal Co.#	12,000	398,640
WW Grainger, Inc.	2,100	165,543

		564,183

Diversified Banking Institutions — 5.5%
Bank of America Corp.	149,200	1,681,484
Credit Suisse Group AG(3)	3,900	174,530
JPMorgan Chase & Co.	145,000	5,350,500
Morgan Stanley#	122,900	3,726,328
The Goldman Sachs Group, Inc.	62,100	8,977,797

		19,910,639

Diversified Financial Services — 1.1%
IntercontinentalExchange, Inc.†	37,900	4,085,241

Diversified Manufacturing Operations — 2.7%
Danaher Corp.	163,240	9,851,534

E - Commerce/Products — 3.9%
Amazon.com, Inc.†	179,200	13,975,808

E - Commerce/Services — 1.0%
eBay, Inc.†	340	5,991
Expedia, Inc.#†	91,900	1,590,789
Priceline.com, Inc.#†	18,500	2,037,035

		3,633,815

Electric - Integrated — 0.1%
Entergy Corp.	5,400	402,948

Electronic Components - Semiconductors — 2.3%
Altera Corp.	91,900	1,564,138
Broadcom Corp., Class A#†	125,100	3,187,548
Xilinx, Inc.#	179,730	3,727,600

		8,479,286

Electronic Forms — 0.2%
Adobe Systems, Inc.†	28,320	798,058

Energy - Alternate Sources — 0.8%
First Solar, Inc.#†	14,700	2,793,000

Engineering/R&D Services — 0.4%
Fluor Corp.	33,000	1,550,340

Enterprise Software/Service — 0.2%
Oracle Corp.	38,450	753,236

Entertainment Software — 0.8%
Electronic Arts, Inc.†	118,300	2,719,717

Finance - Credit Card — 0.7%
American Express Co.	104,500	2,596,825

Finance - Investment Banker/Broker — 0.8%
The Charles Schwab Corp.	165,400	2,911,040

Finance - Other Services — 0.3%
CME Group, Inc.	3,800	1,222,232

Hotel/Motels — 0.7%
Marriott International, Inc., Class A#	104,400	2,438,784

Independent Power Producers — 0.5%
NRG Energy, Inc.†	82,700	1,860,750

Industrial Gases — 1.3%
Praxair, Inc.	66,500	4,867,800

Insurance Brokers — 0.1%
AON Corp.	8,100	291,600

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Internet Application Software — 0.8%
Tencent Holdings, Ltd.(3)	265,400	$2,955,548

Internet Security — 1.7%
McAfee, Inc.†	107,400	4,213,302
VeriSign, Inc.#†	75,800	1,774,478

		5,987,780

Investment Management/Advisor Services — 2.0%
Ameriprise Financial, Inc.	32,240	973,648
BlackRock, Inc.#	4,800	765,600
Franklin Resources, Inc.	83,400	5,575,290

		7,314,538

Medical Information Systems — 0.1%
Cerner Corp.†	5,400	314,766

Medical Instruments — 1.8%
Intuitive Surgical, Inc.#†	2,900	434,072
Medtronic, Inc.	33,000	1,133,550
St. Jude Medical, Inc.†	125,120	4,882,182

		6,449,804

Medical Products — 1.3%
Baxter International, Inc.	58,300	2,984,377
Becton, Dickinson & Co.	8,300	561,744
Stryker Corp.	32,000	1,230,080

		4,776,201

Medical - Biomedical/Gene — 3.4%
Amgen, Inc.†	12,500	624,250
Celgene Corp.†	97,900	4,135,296
Genzyme Corp.†	4,200	248,388
Gilead Sciences, Inc.#†	166,340	7,169,254

		12,177,188

Medical - Drugs — 1.8%
Allergan, Inc.	93,200	4,112,916
Novo Nordisk A/S, Class B(3)	5,600	291,609
Roche Holding AG(3)	439	59,907
Schering - Plough Corp.	4,200	102,480
Wyeth	41,220	1,849,129

		6,416,041

Medical - Generic Drugs — 0.7%
Teva Pharmaceutical Industries, Ltd. ADR#	58,100	2,693,516

Medical - HMO — 0.6%
WellPoint, Inc.†	47,860	2,228,840

Medical - Wholesale Drug Distribution — 1.0%
Cardinal Health, Inc.	8,300	296,725
McKesson Corp.	77,000	3,168,550

		3,465,275

Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	7,700	635,789

Metal - Copper — 0.1%
Freeport - McMoRan Copper & Gold, Inc.	8,300	451,769

Multimedia — 1.7%
The McGraw - Hill Cos., Inc.	148,700	4,474,383
Time Warner, Inc.	76,900	1,800,998

		6,275,381

Networking Products — 2.4%
Cisco Systems, Inc.†	124,740	2,307,690
Juniper Networks, Inc.†	256,170	6,335,084

		8,642,774

Security Description	Shares	Market Value (Note 2)

Non - Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	8,300	$189,157

Oil Companies - Exploration & Production — 1.3%
EOG Resources, Inc.	37,900	2,773,901
Southwestern Energy Co.†	48,000	2,086,560

		4,860,461

Oil Companies - Integrated — 2.0%
Chevron Corp.	2,700	180,009
Exxon Mobil Corp.	11,600	804,460
Petroleo Brasileiro SA ADR#	119,100	4,164,927
Suncor Energy, Inc.	56,700	2,007,747

		7,157,143

Oil Field Machinery & Equipment — 1.0%
Cameron International Corp.†	44,200	1,380,366
FMC Technologies, Inc.†	55,500	2,309,910

		3,690,276

Oil - Field Services — 3.7%
Schlumberger, Ltd.	139,300	7,972,139
Smith International, Inc.	179,100	5,227,929

		13,200,068

Optical Supplies — 0.2%
Alcon, Inc.	5,400	585,900

Pharmacy Services — 3.5%
Express Scripts, Inc.†	85,000	5,444,250
Medco Health Solutions, Inc.†	160,100	7,346,989

		12,791,239

Retail - Auto Parts — 0.4%
O’Reilly Automotive, Inc.#†	36,700	1,323,035

Retail - Bedding — 0.7%
Bed Bath & Beyond, Inc.#†	85,000	2,389,350

Retail - Building Products — 0.3%
Lowe’s Cos., Inc.	58,200	1,106,382

Retail - Consumer Electronics — 0.0%
Best Buy Co., Inc.#	4,200	147,420

Retail - Discount — 1.7%
Costco Wholesale Corp.	7,100	344,492
Wal - Mart Stores, Inc.	116,760	5,807,642

		6,152,134

Retail - Drug Store — 1.1%
CVS Caremark Corp.	135,749	4,045,320

Retail - Regional Department Stores — 1.2%
Kohl’s Corp.†	100,500	4,268,235

Retail - Restaurants — 2.2%
McDonald’s Corp.	72,900	4,300,371
Yum! Brands, Inc.	109,100	3,778,133

		8,078,504

Schools — 0.6%
Apollo Group, Inc., Class A†	36,300	2,145,330

Semiconductor Components - Integrated Circuits — 1.2%
Marvell Technology Group, Ltd.†	371,300	4,243,959

Telecom Equipment - Fiber Optics — 0.3%
Corning, Inc.	83,500	1,227,450

Toys — 0.1%
Nintendo Co., Ltd.(3)	1,500	407,510

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Transport - Rail — 0.1%
Union Pacific Corp.	9,200	$453,284

Transport - Services — 0.4%
Expeditors International of Washington, Inc.	41,700	1,368,177

Web Portals/ISP — 3.8%
Google, Inc., Class A†	33,000	13,768,590

Wireless Equipment — 3.9%
American Tower Corp., Class A†	178,900	5,701,543
QUALCOMM, Inc.	194,320	8,470,408

		14,171,951

Total Long-Term Investment Securities
(cost $371,299,488)		358,388,778

SHORT-TERM INVESTMENT SECURITIES — 9.9%
Collective Investment Pool — 8.8%
Securities Lending Quality Trust(1)	32,803,819	31,847,681

Registered Investment Companies — 1.1%
T. Rowe Price Reserve Investment Fund	3,880,926	3,880,926

Total Short-Term Investment Securities
(cost $36,684,745)		35,728,607

TOTAL INVESTMENTS
(cost $407,984,233)(2)	109.0%	394,117,385
Liabilities in excess of other assets	(9.0)	(32,525,070)

NET ASSETS —	100.0%	$361,592,315

#	The security or a portion thereof is out on loan (See Note 2)
†	Non-income producing security
(1)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)	See Note 5 for cost of investments on a tax basis.
(3)	Security was valued using fair value procedures at May 31, 2009. See Note 2 regarding fair value pricing procedures for foreign equity securities.

ADR — American Depository Receipt

See Notes to Financial Statements

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO PROFILE — May 31, 2009 (Unaudited)

Industry Allocation*

Tobacco	6.4%
Electric — Integrated	6.3
Diversified Manufacturing Operations	6.0
Medical — Drugs	5.5
Oil Companies — Integrated	5.3
Medical — HMO	4.4
Banks — Super Regional	4.3
Telephone — Integrated	3.4
Oil Companies — Exploration & Production	3.2
Computers	2.9
Tools — Hand Held	2.6
Diversified Banking Institutions	2.4
Pipelines	2.4
Cruise Lines	2.2
Electronics — Military	2.0
Electronic Components — Semiconductors	2.0
Casino Services	1.8
Time Deposits	1.8
Savings & Loans/Thrifts	1.5
Pharmacy Services	1.5
Computer Services	1.5
Real Estate Investment Trusts	1.4
Medical Products	1.4
Finance — Credit Card	1.4
Insurance Brokers	1.3
Finance — Consumer Loans	1.3
Applications Software	1.3
Transport — Rail	1.3
Medical Labs & Testing Services	1.3
Aerospace/Defense — Equipment	1.3
Retail — Auto Parts	1.2
Retail — Computer Equipment	1.2
Electric Products — Misc.	1.1
Chemicals — Diversified	1.1
Office Supplies & Forms	1.1
Apparel Manufacturers	1.1
Insurance — Reinsurance	1.0
Retail — Discount	1.0
Wireless Equipment	0.9
Gas — Distribution	0.9
Commercial Services	0.9
Retail — Building Products	0.9
Medical — Wholesale Drug Distribution	0.8
Beverages — Wine/Spirits	0.8
Semiconductor Equipment	0.7
Insurance — Multi-line	0.7
Transport — Services	0.7
Coatings/Paint	0.6
Vitamins & Nutrition Products	0.5
Medical Instruments	0.5
Food — Misc.	0.5
Office Automation & Equipment	0.4

100.0%

*	Calculated as a percentage of net assets

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 98.2%
Aerospace/Defense-Equipment — 1.3%
Goodrich Corp.	4,300	$208,722

Apparel Manufacturers — 1.1%
Hanesbrands, Inc.†	10,700	180,830

Applications Software — 1.3%
Microsoft Corp.	10,200	213,078

Banks - Super Regional — 4.3%
Capital One Financial Corp.	13,600	332,384
PNC Financial Services Group, Inc.	4,000	182,200
Wells Fargo & Co.	8,100	206,550

		721,134

Beverages - Wine/Spirits — 0.8%
Diageo PLC ADR	2,400	130,944

Casino Services — 1.8%
International Game Technology	17,600	305,536

Chemicals - Diversified — 1.1%
E.I. du Pont de Nemours & Co.	6,500	185,055

Coatings/Paint — 0.6%
The Sherwin - Williams Co.	2,000	105,600

Commercial Services — 0.9%
Alliance Data Systems Corp.†	3,500	141,750

Computer Services — 1.5%
Computer Sciences Corp.†	5,700	242,022

Computers — 2.9%
Hewlett - Packard Co.	6,100	209,535
International Business Machines Corp.	2,600	276,328

		485,863

Cruise Lines — 2.2%
Carnival Corp.	10,200	259,488
Royal Caribbean Cruises, Ltd.	6,900	103,914

		363,402

Diversified Banking Institutions — 2.4%
Bank of America Corp.	10,951	123,418
Citigroup, Inc.	11,400	42,408
JPMorgan Chase & Co.	6,500	239,850

		405,676

Diversified Manufacturing Operations — 6.0%
Eaton Corp.	3,800	165,300
General Electric Co.	9,200	124,016
Honeywell International, Inc.	8,000	265,280
Illinois Tool Works, Inc.	9,000	290,610
ITT Corp.	3,700	152,366

		997,572

Electric Products - Misc. — 1.1%
Emerson Electric Co.	5,800	186,122

Electric - Integrated — 6.3%
Dominion Resources, Inc.	5,700	181,203
Duke Energy Corp.	9,000	127,350
Entergy Corp.	2,800	208,936
MDU Resources Group, Inc.	8,050	148,603
Pinnacle West Capital Corp.	5,600	154,840
Xcel Energy, Inc.	13,100	224,665

		1,045,597

Electronic Components - Semiconductors — 2.0%
Intel Corp.	12,000	188,640
Microchip Technology, Inc.	6,400	138,048

		326,688

Security Description	Shares	Market Value (Note 2)

Electronics - Military — 2.0%
L-3 Communications Holdings, Inc.	4,600	$338,146

Finance - Consumer Loans — 1.3%
SLM Corp.†	32,300	213,503

Finance - Credit Card — 1.4%
American Express Co.	9,200	228,620

Food - Misc. — 0.5%
Kraft Foods, Inc., Class A	2,997	78,252

Gas - Distribution — 0.9%
CenterPoint Energy, Inc.	14,400	145,728

Insurance Brokers — 1.3%
Willis Group Holdings, Ltd.	8,300	221,029

Insurance - Multi-line — 0.7%
The Allstate Corp.	4,300	110,639
XL Capital, Ltd., Class A	920	9,310

		119,949

Insurance - Reinsurance — 1.0%
Axis Capital Holdings, Ltd.	6,900	164,772

Medical Instruments — 0.5%
Medtronic, Inc.	2,400	82,440

Medical Labs & Testing Services — 1.3%
Quest Diagnostics, Inc.	4,000	208,880

Medical Products — 1.4%
Baxter International, Inc.	2,200	112,618
Johnson & Johnson	2,200	121,352

		233,970

Medical - Drugs — 5.5%
Bristol-Myers Squibb Co.	15,900	316,728
Pfizer, Inc.	17,000	258,230
Wyeth	7,600	340,936

		915,894

Medical - HMO — 4.4%
CIGNA Corp.	5,300	117,501
Coventry Health Care, Inc.†	7,200	129,960
UnitedHealth Group, Inc.	6,900	183,540
WellPoint, Inc.†	6,500	302,705

		733,706

Medical - Wholesale Drug Distribution — 0.8%
Cardinal Health, Inc.	3,700	132,275

Office Automation & Equipment — 0.4%
Pitney Bowes, Inc.	2,800	64,064

Office Supplies & Forms — 1.1%
Avery Dennison Corp.	6,700	184,652

Oil Companies - Exploration & Production — 3.2%
Chesapeake Energy Corp.	4,500	101,970
Occidental Petroleum Corp.	6,400	429,504

		531,474

Oil Companies - Integrated — 5.3%
BP PLC ADR	2,400	118,800
Chevron Corp.	1,900	126,673
ConocoPhillips	5,800	265,872
Marathon Oil Corp.	4,700	149,836
Murphy Oil Corp.	3,700	218,337

		879,518

Pharmacy Services — 1.5%
Omnicare, Inc.	9,000	243,270

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)

COMMON STOCK (continued)
Pipelines — 2.4%
El Paso Corp.	18,600	$181,350
Spectra Energy Corp.	13,750	220,688

		402,038

Real Estate Investment Trusts — 1.4%
Annaly Capital Management, Inc.	17,100	238,374

Retail - Auto Parts — 1.2%
Advance Auto Parts, Inc.	4,800	204,432

Retail - Building Products — 0.9%
Home Depot, Inc.	6,100	141,276

Retail - Computer Equipment — 1.2%
GameStop Corp., Class A†	8,100	202,095

Retail - Discount — 1.0%
Family Dollar Stores, Inc.	5,400	163,458

Savings & Loans/Thrifts — 1.5%
New York Community Bancorp, Inc.	8,800	97,328
People’s United Financial, Inc.	9,810	154,998

		252,326

Semiconductor Equipment — 0.7%
Applied Materials, Inc.	10,800	121,608

Telephone - Integrated — 3.4%
AT&T, Inc.	10,950	271,450
Verizon Communications, Inc.	9,900	289,674

		561,124

Tobacco — 6.4%
Altria Group, Inc.	8,700	148,683
Imperial Tobacco Group PLC ADR	6,600	339,834
Lorillard, Inc.	1,900	129,827
Philip Morris International, Inc.	7,200	307,008
Reynolds American, Inc.	3,200	127,904

		1,053,256

Tools - Hand Held — 2.6%
The Stanley Works	11,900	424,830

Transport - Rail — 1.3%
Burlington Northern Santa Fe Corp.	2,900	210,076

Transport - Services — 0.7%
Ryder System, Inc.	4,100	115,538

Vitamins & Nutrition Products — 0.5%
Mead Johnson Nutrition Co., Class A†	2,800	87,248

Wireless Equipment — 0.9%
Nokia OYJ ADR	9,900	151,470

Total Long-Term Investment Securities
(cost $21,735,688)		16,294,882

SHORT-TERM INVESTMENT SECURITIES — 1.8%
Time Deposits — 1.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/09 (cost $294,000)	$294,000	294,000

TOTAL INVESTMENTS
(cost $22,029,688)(1)	100.0%	16,588,882
Other assets less liabilities	0.0	1,094

NET ASSETS —	100.0%	$16,589,976

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

See Notes to Financial Statements

VALIC Company I Capital Conservation Fund

PORTFOLIO PROFILE — May 31, 2009 (Unaudited)

Industry Allocation*

Federal Home Loan Mtg. Corp.	25.0%
Federal National Mtg. Assoc.	16.8
United States Treasury Notes	14.7
Collective Investment Pool	6.7
Diversified Financial Services	6.9
Banks — Commercial	3.6
Diversified Banking Institutions	3.4
Electric — Integrated	3.1
Repurchase Agreements	2.3
United States Treasury Bonds	2.3
Government National Mtg. Assoc.	2.2
Telephone — Integrated	1.3
Federal Home Loan Bank	1.0
Insurance — Life/Health	1.0
Multimedia	0.9
Banks — Super Regional	0.9
Oil Companies — Integrated	0.8
Oil Companies — Exploration & Production	0.8
Steel — Producers	0.6
Telecom Services	0.6
Cellular Telecom	0.6
Brewery	0.5
Insurance — Multi-line	0.5
Beverages — Non-alcoholic	0.5
Chemicals — Diversified	0.5
Special Purpose Entities	0.4
Cable/Satellite TV	0.4
Insurance — Mutual	0.4
Pipelines	0.4
Medical — Drugs	0.4
Transport — Rail	0.4
Finance — Investment Banker/Broker	0.4
Food — Misc.	0.3
Finance — Credit Card	0.3
Cosmetics & Toiletries	0.3
Finance — Mortgage Loan/Banker	0.3
Aerospace/Defense	0.3
Diversified Operations	0.3
Electric — Generation	0.3
Property Trust	0.3
Savings & Loans/Thrifts	0.3
Transport — Marine	0.3
Oil — Field Services	0.2
Medical Labs & Testing Services	0.2
Gas — Distribution	0.2
Insurance Brokers	0.2
Insurance — Property/Casualty	0.2
Non-Hazardous Waste Disposal	0.2
Cruise Lines	0.2
Diversified Manufacturing Operations	0.2
Insurance — Reinsurance	0.2
Schools	0.2
Finance — Commercial	0.2
Medical — Biomedical/Gene	0.1
Diversified Minerals	0.1
Retail — Restaurants	0.1
Investment Management/Advisor Services	0.1
Metal — Aluminum	0.1
SupraNational	0.1
Metal — Diversified	0.1
Transport — Services	0.1
Oil Refining & Marketing	0.1
Containers — Metal/Glass	0.1
Retail — Drug Store	0.1
Banks — Fiduciary	0.1
Retail — Discount	0.1
Electronic Components — Semiconductors	0.1
Investment Companies	0.1
Aerospace/Defense — Equipment	0.1

Airlines	0.1
Direct Marketing	0.1
Agricultural Chemicals	0.1
Office Automation & Equipment	0.1
Real Estate Investment Trusts	0.1
Medical — HMO	0.1
Publishing — Newspapers	0.1

107.8%

Credit Quality†#

Government — Agency	45.6%
Government — Treasury	17.4
AAA	4.9
AA	4.6
A	12.1
BBB	11.9
BB	0.9
B	0.1
CCC	0.1
Not Rated@	2.4

100.0%

*	Calculated as a percentage of net assets
@	Represents debt issues that either have no rating, or the rating is unavailable from the source.
†	Source: Standard and Poors
#	Calculated as a percentage of total debt issues, excluding short-term securities.

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009

Security Description	Principal Amount	Market Value (Note 2)

ASSET BACKED SECURITIES — 6.4%
Diversified Financial Services — 6.4%
Banc of America Commercial Mtg., Inc. Series 2006-6, Class AM 5.39% due 10/10/45(1)	$315,000	$155,784
Chase Funding Mtg. Loan Asset - Backed Certs. Series 2003-6, Class 1A6 4.59% due 11/25/34	227,079	185,337
Chase Mtg. Finance Corp. Series 2007-A2, Class 1A1 4.14% due 07/25/37(2)(3)	779,500	669,009
Citigroup Commercial Mtg. Trust Series 2008-C7, Class AM 6.30% due 12/10/49(1)(2)	555,000	275,448
Commercial Mtg. Pass Through Certs., Series 2004-LB2A, Class A3 4.22% due 03/10/39(1)	561,153	560,422
Commercial Mtg. Asset Trust Series 1999-C1, Class D 7.35% due 01/17/32(1)	788,000	729,608
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP9, Class AM 5.37% due 05/15/47(1)	1,000,000	525,234
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2001-C1, Class A3 5.86% due 10/12/35(1)	345,000	341,254
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2008-C2, Class AM 6.80% due 02/12/51(1)(2)	1,106,000	389,904
LB Commercial Conduit Mtg. Trust Series 1998-C1, Class E 7.00% due 02/18/30(1)	450,000	454,458
Ocwen Advance Receivables Backed Notes Series 2006-1A 5.34% due 11/24/15*(5)	1,000,000	820,000
Swift Master Auto Receivables Trust Series 2007-2, Class A 0.99% due 10/15/12(4)	1,583,426	1,391,052
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR12, Class 2A1 6.10% due 09/25/36(3)	661,804	454,239

Total Asset Backed Securities
(cost $9,272,626)		6,951,749

CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(5)(6)(7)(13) (cost $33,000)	33,000	6,600

CORPORATE BONDS & NOTES — 23.9%
Aerospace/Defense — 0.3%
Boeing Co. Senior Notes 6.88% due 03/15/39#	272,000	296,771

Aerospace/Defense - Equipment — 0.1%
Goodrich Corp. Senior Notes 6.13% due 03/01/19	110,000	106,886

Security Description	Principal Amount	Market Value (Note 2)

Agricultural Chemicals — 0.1%
Monsanto Co. Senior Notes 5.50% due 08/15/25#	$93,000	$88,400

Airlines — 0.1%
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.26% due 11/20/21	139,800	97,860

Banks - Commercial — 1.5%
American Express Bank FSB Senior Notes 5.55% due 10/17/12	175,000	171,961
CoBank ACB Sub. Notes 7.88% due 04/16/18*	48,000	46,150
Independence Community Bank Corp. Sub. Notes 3.35% due 06/20/13(4)	113,000	93,991
KeyBank NA Sub. Notes 5.45% due 03/03/16	204,000	162,607
KeyBank NA Sub. Notes 7.41% due 10/15/27	46,000	39,735
PNC Bank NA Sub. Notes 6.88% due 04/01/18	120,000	112,125
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	290,000	268,857
Sovereign Bank Sub. Notes 8.75% due 05/30/18	57,000	51,870
Swiss Bank Corp. NY Sub. Notes 7.75% due 09/01/26	228,000	171,732
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	279,000	259,396
Wachovia Bank NA Sub. Notes 6.60% due 01/15/38	297,000	251,290

		1,629,714

Banks - Fiduciary — 0.1%
State Street Capital Trust IV Company Guar. Notes 2.32% due 06/15/37(4)	260,000	119,919

Banks - Money Center — 0.0%
Chase Capital III Company Guar. Notes 1.81% due 03/01/27(4)	103,000	45,931

Banks - Super Regional — 0.9%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	230,000	193,326
Capital One Financial Corp. Senior Notes 7.38% due 05/23/14#	125,000	128,793
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	402,000	386,195

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Principal Amount	Market Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Banks - Super Regional (continued)
PNC Preferred Funding Trust I Jr. Sub. Notes 6.11% due 03/15/12*(4)(8)	$130,000	$69,709
Wachovia Corp. Sub. Notes 4.88% due 02/15/14	157,000	149,241

		927,264

Beverages - Non-alcoholic — 0.5%
Bottling Group LLC Company Guar. Notes 6.95% due 03/15/14	238,000	268,825
Coca - Cola Enterprises, Inc. Senior Notes 4.25% due 03/01/15	240,000	241,943

		510,768

Brewery — 0.4%
Anheuser - Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/39*	140,000	146,084
Anheuser - Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/39*	260,000	277,272

		423,356

Cable/Satellite TV — 0.4%
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	71,000	71,311
COX Communications, Inc. Senior Notes 6.95% due 06/01/38*	69,000	61,367
COX Communications, Inc. Bonds 8.38% due 03/01/39*	145,000	152,295
Time Warner Cable, Inc. Company Guar. Notes 5.40% due 07/02/12	100,000	101,901
Time Warner Cable, Inc. Company Guar. Notes 8.25% due 04/01/19	81,000	90,746

		477,620

Cellular Telecom — 0.6%
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	175,000	138,250
Verizon Wireless Capital LLC Notes 3.75% due 05/20/11*	250,000	255,068
Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14*	260,000	274,950

		668,268

Chemicals - Diversified — 0.5%
Dow Chemical Co. Senior Notes 7.38% due 11/01/29	156,000	130,219
Dow Chemical Co. Senior Notes 8.55% due 05/15/19	257,000	256,975
E.I. du Pont de Nemours & Co. Senior Notes 4.75% due 03/15/15#	120,000	121,733

		508,927

Security Description	Principal Amount	Market Value (Note 2)

Cosmetics & Toiletries — 0.3%
Procter & Gamble Co. Senior Notes 4.60% due 01/15/14	$130,000	$136,966
Procter & Gamble Co. Notes 4.70% due 02/15/19#	210,000	208,576

		345,542

Direct Marketing — 0.1%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	170,000	95,625

Diversified Banking Institutions — 3.4%
Bank of America Corp. Sub. Notes 5.75% due 08/15/16	217,000	183,633
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	44,000	35,116
Bank of America Corp. Senior Notes 7.38% due 05/15/14#	238,000	250,475
Bank of America Corp. Senior Notes 7.63% due 06/01/19	120,000	121,541
Citigroup, Inc. Senior Notes 0.94% due 05/18/11(4)	250,000	228,269
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	91,000	79,123
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	112,000	107,416
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	145,000	138,403
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	312,000	230,972
Citigroup, Inc. Senior Notes 6.88% due 03/05/38	288,000	253,439
JPMorgan Chase & Co. Senior Notes 4.65% due 06/01/14	156,000	154,950
JPMorgan Chase & Co. Sub. Notes 4.89% due 09/01/15(4)	122,000	95,770
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/19	146,000	145,257
Morgan Stanley Sub. Notes 4.75% due 04/01/14	105,000	96,071
Morgan Stanley Senior Notes 5.38% due 10/15/15	112,000	105,945
Morgan Stanley Senior Notes 5.45% due 01/09/17	114,000	104,389
Morgan Stanley Senior Notes 5.95% due 12/28/17	96,000	90,187

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Principal Amount	Market Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 6.00% due 04/28/15	$355,000	$346,713
The Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15	215,000	209,294
The Goldman Sachs Group, Inc. Senior Notes 5.30% due 02/14/12	105,000	107,194
The Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	210,000	200,242
The Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/14	192,000	195,212
The Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/33	25,000	22,887
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	122,000	102,276
The Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/19	120,000	126,270

		3,731,044

Diversified Financial Services — 0.5%
Associates Corp. of North America Senior Notes 6.95% due 11/01/18	115,000	103,168
General Electric Capital Corp. Senior Notes 5.90% due 05/13/14	184,000	185,407
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39	253,000	232,598

		521,173

Diversified Manufacturing Operations — 0.2%
General Electric Co. Senior Notes 5.25% due 12/06/17	195,000	193,146

Electric - Generation — 0.3%
Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	374,000	291,943

Electric - Integrated — 2.2%
Ameren Corp. Senior Notes 8.88% due 05/15/14	182,000	188,182
Appalachian Power Co. Senior Notes 7.95% due 01/15/20#	115,000	125,172
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	174,000	186,035
Central Illinois Light Co. Senior Sec. Notes 8.88% due 12/15/13	63,000	70,021
Dominion Resources, Inc. Jr. Sub Notes 6.30% due 09/30/66(4)	420,000	253,050
Energy East Corp. Notes 6.75% due 07/15/36	145,000	127,446

Security Description	Principal Amount	Market Value (Note 2)

Electric - Integrated (continued)
Entergy Gulf States Louisiana LLC 1st Mtg. Bonds 6.00% due 05/01/18	$170,000	$158,837
Entergy Texas, Inc. 1st Mtg. Notes 7.13% due 02/01/19	125,000	126,482
FirstEnergy Corp. Senior Notes 7.38% due 11/15/31	140,000	121,427
Mirant Mid - Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	4,473	4,227
Nevada Power Co. Notes 7.13% due 03/15/19	230,000	232,511
Peco Energy Co. 1st Mtg. Bonds 5.00% due 10/01/14	127,000	133,481
PPL Electric Utilities Corp. 1st Mtg. Bonds 6.25% due 05/15/39	138,000	138,516
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11#	55,000	58,790
Sierra Pacific Power Co. Senior Notes 6.75% due 07/01/37	333,000	300,952
Southern California Edison Co. 1st Mtg. Bonds Series 04-G 5.75% due 04/01/35	75,000	73,687
Southern Energy, Inc. Notes 7.90% due 07/15/09†(5)(6)(7)	175,000	0
Toledo Edison Co. 1st Mtg. Notes 7.25% due 05/01/20#	115,000	118,334

		2,417,150

Electronic Components - Semiconductors — 0.1%
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	130,000	109,914

Finance - Commercial — 0.2%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13#	205,000	164,603

Finance - Credit Card — 0.3%
American Express Co. Senior Notes 7.25% due 05/20/14#	115,000	117,404
American Express Co. Senior Notes 8.13% due 05/20/19	114,000	114,351
FIA Card Services NA Sub. Notes 7.13% due 11/15/12*	142,000	133,488

		365,243

Finance - Investment Banker/Broker — 0.4%
Lehman Brothers Holdings Capital Trust VII Company Guar. Notes 5.86% due 05/31/12†(4)(8)(9)(10)	78,000	8

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Principal Amount	Market Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Finance - Investment Banker/Broker (continued)
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(9)(10)	$89,000	$13,127
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(9)(10)	87,000	9
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(9)(10)	112,000	11
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 07/15/14	105,000	95,675
Merrill Lynch & Co., Inc. Sub. Notes 5.70% due 05/02/17	102,000	82,405
Schwab Capital Trust I Company Guar. Notes 7.50% due 11/15/37(4)	67,000	59,045
The Bear Stearns Cos., Inc. Senior Notes 5.30% due 10/30/15	146,000	137,705

		387,985

Finance - Mortgage Loan/Banker — 0.3%
Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	199,000	199,680
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11	145,000	140,134

		339,814

Food - Misc. — 0.3%
ConAgra Foods, Inc. Notes 7.00% due 04/15/19	173,000	186,125
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/39	184,000	186,199

		372,324

Gas - Distribution — 0.2%
Sempra Energy Senior Notes 6.50% due 06/01/16#	230,000	234,663

Insurance Brokers — 0.2%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	230,000	230,026

Insurance - Life/Health — 1.0%
Americo Life, Inc. Notes 7.88% due 05/01/13*	121,000	78,650
Lincoln National Corp. Senior Notes 5.65% due 08/27/12	199,000	175,060
Monumental Global Funding II Senior Sec. Notes 5.65% due 07/14/11*	240,000	231,886
Pricoa Global Funding I Notes 5.30% due 09/27/13*#	350,000	326,970
Principal Financial Group, Inc. Senior Notes 8.88% due 05/15/19#	119,000	117,652

Security Description	Principal Amount	Market Value (Note 2)

Insurance - Life/Health (continued)
Prudential Financial, Inc. Notes 6.63% due 12/01/37	$145,000	$124,749

		1,054,967

Insurance - Multi-line — 0.2%
Allstate Corp. Senior Notes 7.45% due 05/16/19	88,000	91,926
MetLife, Inc. Senior Notes 6.75% due 06/01/16	125,000	127,200

		219,126

Insurance - Mutual — 0.4%
Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/58*(4)	213,000	132,060
Massachusetts Mutual Life Insurance Co. Notes 8.88% due 06/01/39*	310,000	326,041

		458,101

Insurance - Property/Casualty — 0.2%
ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15#	192,000	185,367
W.R. Berkley Corp. Senior Notes 6.25% due 02/15/37	65,000	44,001

		229,368

Insurance - Reinsurance — 0.2%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.00% due 04/15/12*	175,000	182,992

Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc. Senior Notes 5.35% due 11/15/10	153,000	151,778

Medical Labs & Testing Services — 0.2%
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/19*	243,000	251,672

Medical - Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 6.40% due 02/01/39	160,000	163,200

Medical - Drugs — 0.4%
Pfizer, Inc. Senior Notes 4.45% due 03/15/12	88,000	93,257
Pfizer, Inc. Senior Notes 7.20% due 03/15/39	290,000	327,859

		421,116

Medical - HMO — 0.1%
WellPoint, Inc. Senior Notes 5.00% due 01/15/11	63,000	64,400

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Principal Amount	Market Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Metal - Aluminum — 0.1%
Alcoa, Inc. Senior Notes 6.50% due 06/15/18	$166,000	$140,973

Multimedia — 0.9%
News America, Inc. Company Guar. Notes 6.15% due 03/01/37	147,000	116,537
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	310,000	259,946
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	302,000	313,582
Viacom, Inc. Senior Notes 6.25% due 04/30/16	330,000	315,434

		1,005,499

Non-Hazardous Waste Disposal — 0.2%
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	87,000	88,655
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/32	145,000	138,578

		227,233

Office Automation & Equipment — 0.1%
Xerox Corp. Senior Notes 6.35% due 05/15/18	95,000	82,650

Oil Companies - Exploration & Production — 0.4%
Kerr - McGee Corp. Company Guar. Notes 6.95% due 07/01/24	189,000	165,433
Occidental Petroleum Corp. Senior Notes 4.13% due 06/01/16#	230,000	224,542

		389,975

Oil Companies - Integrated — 0.4%
ConocoPhillips Company Guar. Notes 6.00% due 01/15/20#	218,000	226,283
ConocoPhillips Company Guar. Notes 6.50% due 02/01/39	127,000	131,248
Hess Corp. Senior Notes 7.13% due 03/15/33#	105,000	99,204

		456,735

Oil Refining & Marketing — 0.1%
Valero Energy Corp. Senior Notes 6.63% due 06/15/37	162,000	132,943

Oil - Field Services — 0.2%
Weatherford International, Ltd. Company Guar. Notes 6.50% due 08/01/36	110,000	84,187
Weatherford International, Ltd. Company Guar. Notes 9.88% due 03/01/39#	151,000	169,205

		253,392

Security Description	Principal Amount	Market Value (Note 2)

Pipelines — 0.4%
CenterPoint Energy Resources Corp. Senior Notes 6.00% due 05/15/18	$125,000	$110,199
Kinder Morgan Energy Partners LP Senior Notes 6.85% due 02/15/20	230,000	228,817
ONEOK, Inc. Senior Notes 6.00% due 06/15/35	112,000	85,830

		424,846

Property Trust — 0.3%
WEA Finance LLC Company Guar. Notes 7.50% due 06/02/14*	290,000	286,870

Publishing - Newspapers — 0.1%
Gannett Co, Inc. Notes 5.75% due 06/01/11#	77,000	60,908

Real Estate Investment Trusts — 0.1%
Simon Property Group LP Senior Notes 10.35% due 04/01/19	60,000	67,578

Retail - Discount — 0.1%
Wal - Mart Stores, Inc. Senior Notes 3.20% due 05/15/14	115,000	115,222

Retail - Drug Store — 0.1%
CVS Caremark Corp. Senior Notes 5.75% due 06/01/17	125,000	125,000

Retail - Restaurants — 0.1%
McDonald’s Corp. Senior Notes 5.70% due 02/01/39	156,000	152,063

Savings & Loans/Thrifts — 0.3%
Western Financial Bank Sub. Notes 9.63% due 05/15/12	279,000	277,341

Schools — 0.2%
Princeton University Notes 5.70% due 03/01/39	181,000	175,335

Special Purpose Entity — 0.1%
ING USA Global Funding Trust Notes 4.50% due 10/01/10	160,000	157,464

Steel - Producers — 0.5%
ArcelorMittal USA, Inc. Senior Notes 6.50% due 04/15/14	480,000	441,422
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	220,000	125,865

		567,287

Telecom Services — 0.6%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95#	410,000	328,722

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Principal Amount	Market Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Telecom Services (continued)
Qwest Corp. Senior Notes 7.50% due 10/01/14	$250,000	$238,750
Qwest Corp. Senior Notes 8.38% due 05/01/16*	108,000	106,110

		673,582

Telephone - Integrated — 0.7%
AT&T Corp. Senior Notes 8.00% due 11/15/31	100,000	112,683
AT&T, Inc. Senior Notes 5.63% due 06/15/16	125,000	127,231
AT&T, Inc. Senior Notes 6.30% due 01/15/38	260,000	244,236
Verizon Pennsylvania, Inc. Senior Bonds 8.35% due 12/15/30	130,000	133,522
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	100,000	98,959

		716,631

Transport - Rail — 0.4%
CSX Corp. Senior Notes 6.25% due 04/01/15	120,000	118,738
CSX Corp. Senior Notes 6.25% due 03/15/18	192,000	184,221
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/25	108,000	98,557

		401,516

Transport - Services — 0.1%
United Parcel Service, Inc. Senior Notes 3.88% due 04/01/14	80,000	81,141
United Parcel Service, Inc. Senior Notes 5.13% due 04/01/19#	52,000	52,818

		133,959

Total Corporate Bonds & Notes
(cost $26,967,249)		25,923,601

FOREIGN CORPORATE BONDS & NOTES — 6.5%
Banks - Commercial — 2.1%
Australia & New Zealand Banking Group, Ltd. Sub. Notes 1.71% due 10/30/09(4)(8)	460,000	244,037
Barclays Bank PLC Jr. Sub. Notes 5.93% due 12/15/16*(4)(8)	230,000	125,345
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	181,000	149,119
Barclays Bank PLC Senior Notes 6.75% due 05/22/19#	161,000	159,628

Security Description	Principal Amount	Market Value (Note 2)

Banks - Commercial (continued)
Caisse Nationale des Caisses d’Epargne et de Prevoyance Senior Notes 3.06% due 12/30/09(4)(8)	$196,000	$119,560
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(4)(8)	240,000	150,178
Credit Suisse New York Senior Notes 5.50% due 05/01/14	120,000	121,200
Lloyds Banking Group PLC Jr. Sub. Notes 5.92% due 10/01/15*(4)(8)	120,000	45,600
Rabobank Nederland NV Senior Notes 4.20% due 05/13/14*#	280,000	280,267
Rabobank Nederland NV Sub. Notes 11.00% due 06/30/19*(4)(8)	373,000	373,000
Standard Chartered PLC Senior Notes 5.50% due 11/18/14*	300,000	295,630
Westpac Banking Corp. Sub. Notes 1.91% due 09/30/09(4)(8)	580,000	226,200

		2,289,764

Banks - Money Center — 0.0%
Bank of Scotland PLC Senior Sub. Notes 1.50% due 11/30/09(4)(8)	70,000	28,700

Brewery — 0.1%
SABMiller PLC Notes 6.50% due 07/15/18*	125,000	122,305

Containers - Metal/Glass — 0.1%
Rexam PLC Senior Notes 6.75% due 06/01/13*	142,000	127,883

Cruise Lines — 0.2%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13#	245,000	203,962

Diversified Minerals — 0.1%
Anglo American Capital PLC Company Guar. Notes 9.38% due 04/08/19*	144,000	153,084

Diversified Operations — 0.3%
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.63% due 04/09/19*	278,000	295,940

Electric - Integrated — 0.9%
Electricite de France Notes 6.50% due 01/26/19*	197,000	212,850
Electricite de France Notes 6.95% due 01/26/39*	400,000	438,568
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	324,000	296,992

		948,410

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Principal Amount	Market Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Insurance - Multi-line — 0.3%
Aegon NV Senior Notes 3.22% due 07/15/14(4)(8)	$280,000	$93,100
XL Capital Finance PLC Company Guar. Notes 6.50% due 01/15/12	89,000	77,629
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	156,000	127,185

		297,914

Investment Companies — 0.1%
Xstrata Finance Canada, Ltd. Company Guar. Notes 6.90% due 11/15/37*	149,000	107,667

Metal - Diversified — 0.1%
Falconbridge, Ltd. Senior Notes 7.35% due 06/05/12	150,000	138,425

Oil Companies - Exploration & Production — 0.4%
Canadian Oil Sands, Ltd. Senior Notes 7.75% due 05/15/19*	140,000	136,893
EnCana Corp. Bonds 6.50% due 08/15/34	50,000	45,244
Talisman Energy, Inc. Senior Notes 7.75% due 06/01/19	240,000	251,607

		433,744

Oil Companies - Integrated — 0.4%
Petro - Canada Senior Notes 6.05% due 05/15/18#	100,000	93,459
Shell International Finance BV Company Guar. Notes 4.00% due 03/21/14	125,000	129,143
Suncor Energy, Inc. Senior Notes 6.85% due 06/01/39	177,000	159,071

		381,673

Special Purpose Entity — 0.3%
SMFG Preferred Capital, Ltd. Sub. Notes 6.08% due 01/25/17*(4)(8)	453,000	349,802

Steel - Producers — 0.1%
ArcelorMittal Senior Notes 9.85% due 06/01/19	110,000	113,063

SupraNational — 0.1%
Corporacion Andina de Fomento Notes 8.13% due 06/04/19	137,000	140,939

Telephone - Integrated — 0.6%
Deutsche Telekom International Finance BV Company Guar. Bonds 6.75% due 08/20/18	125,000	133,214
Telecom Italia Capital SA Company Guar. Notes 4.95% due 09/30/14	165,000	156,626

Security Description	Principal Amount	Market Value (Note 2)

Telephone - Integrated (continued)
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	$375,000	$387,121

		676,961

Transport - Marine — 0.3%
DP World, Ltd. Bonds 6.85% due 07/02/37*	379,000	270,421

Total Foreign Corporate Bonds & Notes
(cost $7,709,481)		7,080,657

U.S. GOVERNMENT AGENCIES — 45.0%
Federal Home Loan Bank — 1.0%
3.63% due 08/15/11#	750,000	789,001
5.50% due 07/01/37	326,264	337,357

		1,126,358

Federal Home Loan Mtg. Corp. — 25.0%
4.50% due 01/01/39	638,304	642,962
5.00% due 10/01/33	21,579	22,157
5.00% due 06/01/34	449,482	461,094
5.00% due 07/01/35	379,715	389,287
5.00% due 10/01/35	1,958,123	2,007,484
5.00% due 05/01/36	2,798,024	2,866,808
5.00% due 11/01/36	187,898	192,518
5.00% due 03/01/38	703,824	720,797
5.25% due 07/18/11#	4,000,000	4,339,280
5.50% due 11/01/18	415,451	436,336
5.50% due 10/01/33	26,674	27,681
5.50% due 02/01/35	908,965	941,432
5.50% due 07/01/36	1,662,175	1,719,208
5.50% due 09/01/37	87,880	90,868
5.50% due 10/01/37	98,481	101,829
5.50% due 01/01/38	1,133,919	1,172,827
5.50% due 07/01/38	401,484	415,134
5.81% due 01/01/37(4)	1,011,486	1,055,569
5.95% due 10/01/36(4)	1,586,471	1,658,687
6.00% due 10/01/33	599,570	631,478
6.00% due 07/01/36	1,146,556	1,201,483
6.00% due 11/01/37	558,468	584,786
6.50% due 02/01/33	90,011	96,791
6.50% due 02/01/35	47,501	50,841
6.50% due 01/01/36	166,770	177,689
6.50% due 03/01/36	313,076	333,576
6.75% due 09/15/29#	500,000	614,863
6.75% due 03/15/31#	250,000	308,486
7.00% due 11/01/16	43,012	45,767
7.00% due 07/01/32	24,621	26,551
7.50% due 04/01/31	104,810	114,617
8.00% due 01/01/29	11,993	13,271
8.00% due 12/01/29	8,915	9,849
8.00% due 12/01/30	34,005	37,479
8.00% due 01/01/31	266	293
Federal Home Loan Mtg. Corp. REMIC Series 3102, Class PG 5.00% due 11/15/28(3)	1,145,000	1,191,554
Federal Home Loan Mtg. Corp. REMIC Series 3317, Class PD 5.00% due 09/15/31(3)	1,475,000	1,547,219
Federal Home Loan Mtg. Corp. REMIC Series 3349, Class HB 5.50% due 06/15/31(3)	887,000	931,605

		27,180,156

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Principal Amount	Market Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. — 16.8%
4.38% due 07/17/13#	2,000,000	$2,142,610
4.50% due 11/01/22	2,061,885	2,123,719
4.50% due 01/01/39	563,365	568,357
5.00% due 03/15/16#	1,140,000	1,250,864
5.00% due 05/11/17	500,000	540,242
5.00% due 10/01/33	51,434	52,864
5.00% due 03/01/34	560,760	575,836
5.00% due 10/01/35	1,204,604	1,236,238
5.00% due 01/01/37	399,574	409,630
5.50% due 11/01/22	343,068	358,419
5.50% due 04/01/33	835,843	868,667
5.50% due 12/01/33	649,577	674,477
5.50% due 05/01/34	420,675	436,801
5.50% due 10/01/34	457,307	474,551
5.50% due 12/01/35	810,414	840,214
5.50% due 02/01/36(4)	360,431	376,151
6.00% due 03/01/16	2,341	2,484
6.00% due 12/01/16	49,832	52,882
6.00% due 11/01/17	137,653	146,035
6.00% due 12/01/20	398,418	422,804
6.00% due 12/01/33	480,739	507,430
6.00% due 10/01/36	194,176	203,682
6.50% due 03/01/17	80,661	85,306
6.50% due 08/01/31	46,324	49,963
6.50% due 07/01/32	312,597	336,765
6.50% due 07/01/36	292,541	312,096
6.50% due 10/01/37	1,085,484	1,157,981
7.00% due 09/01/31	192,086	209,884
7.13% due 01/15/30#	250,000	320,276
7.50% due 08/01/15	831	881
Federal National Mtg. Assoc. REMIC Series 2005-12, Class BE 5.00% due 11/25/30(3)	1,437,000	1,510,099

		18,248,208

Government National Mtg. Assoc. — 2.2%
6.00% due 03/15/29	40,275	42,480
6.00% due 04/15/29	16,110	16,992
6.00% due 09/15/38	2,047,067	2,140,593
6.50% due 07/15/32	76,249	81,720
6.50% due 09/15/32	133,564	143,147

		2,424,932

Total U.S. Government Agencies
(cost $47,526,197)		48,979,654

U.S. GOVERNMENT TREASURIES — 17.0%
United States Treasury Bonds — 2.3%
4.38% due 02/15/38#	983,000	987,454
4.50% due 05/15/38#	120,000	123,187
4.75% due 02/15/37#	587,000	623,779
5.00% due 05/15/37#	159,000	175,620
5.25% due 11/15/28#	369,000	412,819
8.13% due 08/15/19#	92,000	126,184

		2,449,043

United States Treasury Notes — 14.7%
1.13% due 01/15/12#	1,000,000	997,500
1.50% due 10/31/10#	2,000,000	2,023,750
1.50% due 12/31/13#	475,000	461,307
2.00% due 11/30/13#	870,000	864,427
2.75% due 02/15/19	360,000	338,317
3.38% due 07/31/13#	393,000	415,689
3.75% due 11/15/18#	1,355,000	1,384,851
3.88% due 09/15/10	1,000,000	1,042,109

Security Description	Shares/ Principal Amount	Market Value (Note 2)

United States Treasury Notes (continued)
3.88% due 05/15/18#	1,459,000	$1,513,712
4.00% due 08/15/18#	1,403,000	1,464,710
4.25% due 08/15/15#	813,000	883,566
4.50% due 05/15/10#	685,000	710,982
4.50% due 02/28/11#	2,500,000	2,659,375
0.88% due 04/15/10# TIPS(14)	719,657	718,982
2.00% due 01/15/14# TIPS(14)	534,106	550,296

		16,029,573

Total U.S. Government Treasuries
(cost $18,749,740)		18,478,616

COMMON STOCK — 0.0%
Independent Power Producers — 0.0%
Mirant Corp.†# (cost $0)	217	3,388

Total Long-Term Investment Securities
(cost $110,258,293)		107,424,265

SHORT-TERM INVESTMENT SECURITIES — 6.7%
Collective Investment Pool — 6.7%
Securities Lending Quality Trust(11) (cost $7,529,486)	7,529,486	7,310,023

REPURCHASE AGREEMENT — 2.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/29/09, to be repurchased 06/01/09 in the amount of $2,024,002 and collateralized by Federal Home Loan Bank Notes, bearing interest at 5.00%, due 11/17/17 and having an approximate value of $2,086,094	$2,024,000	2,024,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/29/09, to be repurchased 06/01/09 in the amount of $324,000 and collateralized by Federal National Mortgage Notes, bearing interest at 2.13%, due 03/23/12 and having an approximate value of $335,775	324,000	324,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/29/09, to be repurchased 06/01/09 in the amount of $169,000 and collateralized by Federal National Mortgage Loan Bank Notes, bearing interest at 3.63%, due 08/15/11 and having an approximate value of $175,313	169,000	169,000

Total Repurchase Agreements
(cost $2,517,000)		2,517,000

TOTAL INVESTMENTS
(cost $120,304,779)(12)	107.8%	117,251,288
Liabilities in excess of other assets	(7.8)	(8,446,668)

NET ASSETS —	100.0%	$108,804,620

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2009, the aggregate value of these securities was $7,794,186 representing 7.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan (See Note 2)
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Variable Rate Security — the rate reflected is as of May 31, 2009, maturity date reflects the stated maturity date.
(3)	Collateralized Mortgage Obligation
(4)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of May 31, 2009.

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

(5)	Fair valued security; see Note 2
(6)	To the extent permitted by the Statement of Additional Information, the Capital Conservation Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2009, the Capital Conservation Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
ICO North America, Inc. 7.50% due 08/15/09	08/11/05	$30,000	$30,000
	02/15/08	1,000	1,000
	09/11/08	1,000	1,000
	02/15/09	1,000	1,000

		33,000	33,000	6,600	$20.00	0.01%

Southern Energy, Inc. 7.90% due 07/15/09	01/10/06	175,000	0	0	0	0.00%

				$6,600		0.01%

(7)	Illiquid security. At May 31, 2009, the aggregate value of these securities was $6,600, representing 0.0% of net assets.
(8)	Perpetual maturity — maturity date reflects the next call date.
(9)	Bond in default
(10)	Company has filed for Chapter 11 bankruptcy protection.
(11)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(12)	See Note 5 for cost of investments on a tax basis.
(13)	Income may be received in cash or additional shares at the discretion of the issuer.
(14)	Principal amount of security is adjusted for inflation.

REMIC—Real Estate Mortgage Investment Conduit

TIPS—Treasury	Inflation Protected Securities

See Notes to Financial Statements

VALIC Company I Core Equity Fund

PORTFOLIO PROFILE — May 31, 2009 (Unaudited)

Industry Allocation*

Collective Investment Pool	8.8%
Medical — Drugs	8.3
Oil Companies — Integrated	8.3
Telephone — Integrated	6.1
Computers	5.0
Diversified Banking Institutions	3.6
Aerospace/Defense	3.4
Insurance — Property/Casualty	3.2
Medical — HMO	3.2
Medical Products	3.0
Electronic Components — Semiconductors	2.9
Enterprise Software/Service	2.6
Food — Misc.	2.6
Retail — Restaurants	2.4
Oil Refining & Marketing	2.1
Medical — Biomedical/Gene	2.1
Multimedia	2.0
Pharmacy Services	1.7
Building — Residential/Commercial	1.7
Oil & Gas Drilling	1.6
Computers — Memory Devices	1.5
Networking Products	1.5
Oil — Field Services	1.5
Semiconductor Components — Integrated Circuits	1.5
Oil Companies — Exploration & Production	1.4
Diversified Manufacturing Operations	1.3
Retail — Discount	1.1
Consumer Products — Misc.	1.0
Office Automation & Equipment	0.9
Electric — Integrated	0.8
Retail — Apparel/Shoe	0.8
Agricultural Operations	0.8
Food — Retail	0.8
Computer Services	0.8
Transport — Marine	0.8
Food — Wholesale/Distribution	0.8
Retail — Consumer Electronics	0.7
Data Processing/Management	0.7
Schools	0.7
Medical Labs & Testing Services	0.7
Internet Security	0.7
Medical — Wholesale Drug Distribution	0.7
Transport — Rail	0.7
Coatings/Paint	0.7
Apparel Manufacturers	0.7
Retail — Auto Parts	0.7
Insurance — Multi-line	0.7
Semiconductor Equipment	0.7
Electronic Design Automation	0.6
Toys	0.6
Applications Software	0.6
Chemicals — Diversified	0.6
Banks — Super Regional	0.6
Banks — Fiduciary	0.6
Gas — Distribution	0.5
Cosmetics & Toiletries	0.5
Retail — Computer Equipment	0.5
Electronic Parts Distribution	0.4
Coal	0.4
Steel — Producers	0.4
Independent Power Producers	0.3
Wireless Equipment	0.3
Machinery — Farming	0.2
Hospital Beds/Equipment	0.2
Insurance — Life/Health	0.2
Cable/Satellite TV	0.2
Beverages — Non-alcoholic	0.2
Medical Information Systems	0.1
Retail — Regional Department Stores	0.1

Television	0.1
Electric Products — Misc.	0.1
Repurchase Agreements	0.1

108.7%

*	Calculated as a percentage of net assets

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 99.8%
Aerospace/Defense — 3.4%
Lockheed Martin Corp.	21,000	$1,756,230
Northrop Grumman Corp.	46,000	2,190,520
Raytheon Co.	63,800	2,848,670

		6,795,420

Agricultural Operations — 0.8%
Archer - Daniels - Midland Co.	59,000	1,623,680

Apparel Manufacturers — 0.7%
Polo Ralph Lauren Corp.	26,000	1,399,320

Applications Software — 0.6%
Microsoft Corp.	58,000	1,211,620

Banks - Fiduciary — 0.6%
The Bank of New York Mellon Corp.	41,051	1,140,397

Banks - Super Regional — 0.6%
US Bancorp	22,000	422,400
Wells Fargo & Co.#	28,300	721,650

		1,144,050

Beverages - Non-alcoholic — 0.2%
The Coca - Cola Co.	7,000	344,120

Building - Residential/Commercial — 1.7%
D.R. Horton, Inc.#	108,000	994,680
M.D.C Holdings, Inc.#	37,000	1,136,270
Toll Brothers, Inc.†#	67,000	1,244,860

		3,375,810

Cable/Satellite TV — 0.2%
Time Warner Cable, Inc.	12,872	396,329

Chemicals - Diversified — 0.6%
E.I. du Pont de Nemours & Co.	40,800	1,161,576

Coal — 0.4%
Peabody Energy Corp.	22,300	757,754

Coatings/Paint — 0.7%
The Sherwin - Williams Co.#	27,000	1,425,600

Computer Services — 0.8%
Accenture, Ltd., Class A	53,000	1,586,290

Computers — 5.0%
Apple, Inc.†	24,000	3,259,440
Hewlett - Packard Co.	54,900	1,885,815
International Business Machines Corp.	47,100	5,005,788

		10,151,043

Computers - Memory Devices — 1.5%
EMC Corp.†	134,000	1,574,500
Western Digital Corp.†	62,000	1,540,700

		3,115,200

Consumer Products - Misc. — 1.0%
Clorox Co.	6,300	330,372
Kimberly - Clark Corp.	32,300	1,676,047

		2,006,419

Cosmetics & Toiletries — 0.5%
The Procter & Gamble Co.	21,000	1,090,740

Data Processing/Management — 0.7%
Fiserv, Inc.†	35,000	1,482,600

Diversified Banking Institutions — 3.6%
Bank of America Corp.	40,300	454,181
JPMorgan Chase & Co.	91,000	3,357,900

Security Description	Shares	Market Value (Note 2)

Diversified Banking Institutions (continued)
Morgan Stanley	29,500	$894,440
The Goldman Sachs Group, Inc.	18,000	2,602,260

		7,308,781

Diversified Manufacturing Operations — 1.3%
General Electric Co.	65,000	876,200
Honeywell International, Inc.	28,400	941,744
Tyco International, Ltd.	31,350	865,573

		2,683,517

Electric Products - Misc. — 0.1%
Emerson Electric Co.	3,900	125,151

Electric - Integrated — 0.8%
Dominion Resources, Inc.#	26,800	851,972
The Southern Co.	30,900	877,869

		1,729,841

Electronic Components - Semiconductors — 2.9%
Intel Corp.	62,000	974,640
LSI Corp.†	502,000	2,243,940
Micron Technology, Inc.†#	226,400	1,145,584
Xilinx, Inc.#	70,000	1,451,800

		5,815,964

Electronic Design Automation — 0.6%
Synopsys, Inc.†	68,000	1,324,640

Electronic Parts Distribution — 0.4%
Arrow Electronics, Inc.†	37,000	895,030

Enterprise Software/Service — 2.6%
BMC Software, Inc.†	42,000	1,432,200
CA, Inc.	80,000	1,396,000
Oracle Corp.	129,000	2,527,110

		5,355,310

Food - Misc. — 2.6%
General Mills, Inc.	29,900	1,530,282
Kraft Foods, Inc., Class A	71,416	1,864,672
Unilever NV	76,000	1,819,440

		5,214,394

Food - Retail — 0.8%
The Kroger Co.	70,000	1,596,000

Food - Wholesale/Distribution — 0.8%
Sysco Corp.	65,000	1,557,400

Gas - Distribution — 0.5%
NiSource, Inc.	103,000	1,101,070

Hospital Beds/Equipment — 0.2%
Kinetic Concepts, Inc.†#	19,000	492,670

Independent Power Producers — 0.3%
NRG Energy, Inc.†	28,000	630,000

Insurance - Life/Health — 0.2%
Prudential Financial, Inc.	11,200	446,992

Insurance - Multi-line — 0.7%
ACE, Ltd.	9,300	409,107
Hartford Financial Services Group, Inc.	900	12,906
MetLife, Inc.	29,500	929,250

		1,351,263

Insurance - Property/Casualty — 3.2%
Chubb Corp.	40,000	1,586,000
The Travelers Cos., Inc.	118,300	4,810,078

		6,396,078

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Internet Security — 0.7%
McAfee, Inc.†	37,000	$1,451,510

Machinery - Farming — 0.2%
Deere & Co.	11,900	517,293

Medical Information Systems — 0.1%
IMS Health, Inc.	22,000	264,880

Medical Labs & Testing Services — 0.7%
Laboratory Corp. of America Holdings†	24,000	1,463,040

Medical Products — 3.0%
Baxter International, Inc.	26,600	1,361,654
Covidien, Ltd.†	24,850	887,642
Johnson & Johnson	68,000	3,750,880

		6,000,176

Medical - Biomedical/Gene — 2.1%
Amgen, Inc.†	45,000	2,247,300
Biogen Idec, Inc.†	31,000	1,605,490
Gilead Sciences, Inc.†	9,000	387,900

		4,240,690

Medical - Drugs — 8.3%
Abbott Laboratories	53,000	2,388,180
Bristol - Myers Squibb Co.	225,700	4,495,944
Cephalon, Inc.†#	5,000	291,550
Eli Lilly & Co.	59,400	2,053,458
Pfizer, Inc.	261,200	3,967,628
Schering - Plough Corp.	83,000	2,025,200
Wyeth	34,100	1,529,726

		16,751,686

Medical - HMO — 3.2%
Aetna, Inc.	61,000	1,633,580
CIGNA Corp.	51,000	1,130,670
UnitedHealth Group, Inc.	70,000	1,862,000
WellPoint, Inc.†	38,000	1,769,660

		6,395,910

Medical - Wholesale Drug Distribution — 0.7%
McKesson Corp.	35,000	1,440,250

Multimedia — 2.0%
The Walt Disney Co.	45,500	1,102,010
Time Warner, Inc.	54,966	1,287,304
Viacom, Inc., Class B†	72,300	1,602,891

		3,992,205

Networking Products — 1.5%
Cisco Systems, Inc.†	165,000	3,052,500

Office Automation & Equipment — 0.9%
Xerox Corp.	271,000	1,842,800

Oil & Gas Drilling — 1.6%
ENSCO International, Inc.	38,000	1,477,820
Noble Corp.	51,100	1,756,307

		3,234,127

Oil Companies - Exploration & Production — 1.4%
Anadarko Petroleum Corp.	58,400	2,790,352

Oil Companies - Integrated — 8.3%
Chevron Corp.	70,200	4,680,234
ConocoPhillips	53,000	2,429,520
Exxon Mobil Corp.	91,200	6,324,720
Marathon Oil Corp.	53,000	1,689,640
Murphy Oil Corp.	27,000	1,593,270

		16,717,384

Security Description	Shares	Market Value (Note 2)

Oil Refining & Marketing — 2.1%
Sunoco, Inc.#	46,000	$1,399,780
Tesoro Corp.#	85,000	1,439,900
Valero Energy Corp.	68,000	1,521,160

		4,360,840

Oil - Field Services — 1.5%
BJ Services Co.#	76,800	1,201,152
Halliburton Co.	80,200	1,838,986

		3,040,138

Pharmacy Services — 1.7%
Express Scripts, Inc.†	26,000	1,665,300
Medco Health Solutions, Inc.†	39,000	1,789,710

		3,455,010

Retail - Apparel/Shoe — 0.8%
Ross Stores, Inc.#	39,000	1,527,240
The Gap, Inc.	10,000	178,500

		1,705,740

Retail - Auto Parts — 0.7%
AutoZone, Inc.†#	9,000	1,369,350

Retail - Computer Equipment — 0.5%
GameStop Corp., Class A†	41,000	1,022,950

Retail - Consumer Electronics — 0.7%
Best Buy Co., Inc.#	43,000	1,509,300

Retail - Discount — 1.1%
Dollar Tree, Inc.†	34,000	1,522,180
Wal - Mart Stores, Inc.	14,000	696,360

		2,218,540

Retail - Regional Department Stores — 0.1%
Kohl’s Corp.†	6,000	254,820

Retail - Restaurants — 2.4%
Brinker International, Inc.	50,000	895,000
Darden Restaurants, Inc.	43,000	1,555,310
McDonald’s Corp.	41,000	2,418,590

		4,868,900

Schools — 0.7%
Apollo Group, Inc., Class A†	25,000	1,477,500

Semiconductor Components - Integrated Circuits — 1.5%
Analog Devices, Inc.	34,700	847,027
Integrated Device Technology, Inc.†	185,000	1,041,550
Marvell Technology Group, Ltd.†	32,000	365,760
Maxim Integrated Products, Inc.	45,600	740,088

		2,994,425

Semiconductor Equipment — 0.7%
Novellus Systems, Inc.†	75,000	1,344,750

Steel - Producers — 0.4%
Nucor Corp.	7,300	320,543
United States Steel Corp.#	12,700	432,816

		753,359

Telecom Services — 0.0%
Fairpoint Communications, Inc.	967	976

Telephone - Integrated — 6.1%
AT&T, Inc.	193,100	4,786,949
Qwest Communications International, Inc.#	454,400	1,981,184
Sprint Nextel Corp.†	302,000	1,555,300
Verizon Communications, Inc.	140,100	4,099,326

		12,422,759

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)

COMMON STOCK (continued)
Television — 0.1%
CBS Corp., Class B	17,900	$132,102

Toys — 0.6%
Hasbro, Inc.	50,000	1,270,500

Transport - Marine — 0.8%
Tidewater, Inc.#	33,000	1,573,110

Transport - Rail — 0.7%
CSX Corp.	45,000	1,429,200

Wireless Equipment — 0.3%
Nokia OYJ ADR	39,300	601,290

Total Long-Term Investment Securities
(cost $228,805,883)		202,192,431

SHORT-TERM INVESTMENT SECURITIES — 8.8%
Collective Investment Pool — 8.8%
Securities Lending Quality Trust(1)(3) (cost $18,335,499)	18,335,499	17,801,072

REPURCHASE AGREEMENT — 0.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/29/09, to be repurchased 06/01/09 in the amount of $110,000 and collateralized by Federal Home Loan Mtg. Notes, bearing interest at 5.13%, due 10/18/16 and having an approximate value of $114,319 (cost $110,000)	$110,000	110,000

TOTAL INVESTMENTS
(cost $247,251,382)(2)	108.7%	220,103,503
Liabilities in excess of other assets	(8.7)	(17,613,463)

NET ASSETS —	100.0%	$202,490,040

#	The security or a portion thereof is out on loan (See Note 2)
†	Non-income producing security
(1)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)	See Note 5 for cost of investments on a tax basis.
(3)	At May 31, 2009, the Fund had loaned securities with a total value of $19,792,246. This was secured by collateral of $18,335,499, which was received in cash and subsequently invested in short-term investments currently valued at $17,801,072 as reported in the portfolio of investments. The remaining collateral of $1,727,694 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.
The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range
United States Treasury Bills	0.01%	09/15/09
United States Treasury Notes	0.88% to 3.88%	04/15/10 to 07/15/17
United States Treasury Bonds	2.38% to 7.25%	08/15/22 to 05/15/38

ADR—American Depository Receipt

See Notes to Financial Statements

VALIC Company I Core Value Fund

PORTFOLIO PROFILE — May 31, 2009 (Unaudited)

Industry Allocation*

Oil Companies — Integrated	12.1%
Medical — Drugs	7.0
Diversified Banking Institutions	5.5
Telephone — Integrated	4.8
Diversified Manufacturing Operations	4.7
Medical Products	3.7
Computers	3.4
Electric — Integrated	3.0
Banks — Super Regional	2.9
Time Deposits	2.3
Oil Companies — Exploration & Production	2.0
Aerospace/Defense	1.8
Multimedia	1.8
Tobacco	1.6
Chemicals — Diversified	1.6
Insurance — Multi-line	1.6
Electronic Components — Semiconductors	1.6
Applications Software	1.5
Retail — Discount	1.5
Medical — Biomedical/Gene	1.4
Beverages — Non-alcoholic	1.4
Computer Services	1.1
Retail — Restaurants	1.1
Food — Retail	1.0
Food — Misc.	1.0
Banks — Fiduciary	1.0
Networking Products	0.9
Retail — Apparel/Shoe	0.9
Cosmetics & Toiletries	0.9
Agricultural Operations	0.9
Cable/Satellite TV	0.8
Engineering/R&D Services	0.8
Real Estate Investment Trusts	0.8
Enterprise Software/Service	0.7
Consumer Products — Misc.	0.7
Insurance — Life/Health	0.7
Medical — HMO	0.7
Investment Management/Advisor Services	0.6
Insurance — Property/Casualty	0.6
Finance — Other Services	0.6
Television	0.5
Insurance — Reinsurance	0.5
Medical Instruments	0.5
Retail — Drug Store	0.5
Web Portals/ISP	0.5
Retail — Building Products	0.5
Apparel Manufacturers	0.5
Steel — Producers	0.5
Computers — Memory Devices	0.5
Retail — Consumer Electronics	0.5
Printing — Commercial	0.5
Toys	0.4
Oil Refining & Marketing	0.4
Office Automation & Equipment	0.4
Banks — Commercial	0.4
Oil Field Machinery & Equipment	0.4
Transport — Rail	0.4
Data Processing/Management	0.4
Retail — Regional Department Stores	0.4
Home Decoration Products	0.4
Commercial Services — Finance	0.3
Independent Power Producers	0.3
Wireless Equipment	0.3
Forestry	0.3
Retail — Office Supplies	0.3
Building — Residential/Commercial	0.3
Non-Hazardous Waste Disposal	0.3
Electric Products — Misc.	0.3
Coal	0.3

Medical Labs & Testing Services	0.2
Transport — Services	0.2
Electronic Components — Misc.	0.2
Agricultural Chemicals	0.2
Repurchase Agreements	0.2
Rental Auto/Equipment	0.2
Computers — Periphery Equipment	0.2
Office Supplies & Forms	0.2
Auto/Truck Parts & Equipment — Original	0.2
Sector Fund — Financial Services	0.2
Telecom Services	0.2
Oil & Gas Drilling	0.1
Paper & Related Products	0.1
Metal Processors & Fabrication	0.1
Retail — Bookstores	0.1
Semiconductor Equipment	0.1
Food — Wholesale/Distribution	0.1
Oil — Field Services	0.1
Gas — Distribution	0.1
Medical — Wholesale Drug Distribution	0.1
Semiconductor Components — Integrated Circuits	0.1
Chemicals — Specialty	0.1
Vitamins & Nutrition Products	0.1
Computer Aided Design	0.1
Retail — Automobile	0.1
Identification Systems	0.1
Hospital Beds/Equipment	0.1
Audio/Video Products	0.1
Human Resources	0.1
Steel — Specialty	0.1
Instruments — Scientific	0.1
Office Furnishings — Original	0.1
Engines — Internal Combustion	0.1
Auto — Heavy Duty Trucks	0.1
Machinery — Farming	0.1
E-Commerce/Services	0.1
Internet Security	0.1
Metal — Iron	0.1

99.7%

*	Calculated as a percentage of net assets

VALIC Company I Core Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 97.0%
Aerospace/Defense — 1.8%
General Dynamics Corp.	4,129	$234,940
Lockheed Martin Corp.	3,865	323,230
Northrop Grumman Corp.	24,123	1,148,737
Raytheon Co.	2,302	102,785

		1,809,692

Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	1,174	91,149
Terra Industries, Inc.	4,935	137,144

		228,293

Agricultural Operations — 0.9%
Archer - Daniels - Midland Co.	14,021	385,858
Bunge, Ltd.	7,275	460,289

		846,147

Apparel Manufacturers — 0.5%
Columbia Sportswear Co.	1,234	39,130
Jones Apparel Group, Inc.	9,957	90,609
Polo Ralph Lauren Corp.	1,882	101,289
VF Corp.	4,118	233,985

		465,013

Applications Software — 1.5%
Microsoft Corp.	72,357	1,511,538

Audio/Video Products — 0.1%
Harman International Industries, Inc.	3,935	73,348

Auto - Heavy Duty Trucks — 0.1%
Navistar International Corp.†	1,395	55,535

Auto/Truck Parts & Equipment - Original — 0.2%
Magna International, Inc., Class A	3,001	97,323
WABCO Holdings, Inc.	4,282	72,708

		170,031

Banks - Commercial — 0.4%
Bank of Montreal	982	39,368
Canadian Imperial Bank of Commerce	1,404	70,018
Cullen/Frost Bankers, Inc.	534	26,139
International Bancshares Corp.	1,963	22,025
Regions Financial Corp.	20,771	87,031
Royal Bank of Canada	3,915	157,461

		402,042

Banks - Fiduciary — 1.0%
Northern Trust Corp.	2,888	166,493
The Bank of New York Mellon Corp.	28,792	799,842

		966,335

Banks - Super Regional — 2.9%
Capital One Financial Corp.	1,775	43,381
Fifth Third Bancorp	8,984	61,990
PNC Financial Services Group, Inc.	4,400	200,420
US Bancorp	35,852	688,358
Wells Fargo & Co.	72,559	1,850,254

		2,844,403

Beverages - Non-alcoholic — 1.4%
Coca - Cola Enterprises, Inc.	3,992	66,507
Pepsi Bottling Group, Inc.	5,839	191,869
PepsiCo, Inc.	571	29,721
The Coca - Cola Co.	21,390	1,051,532

		1,339,629

Brewery — 0.0%
Molson Coors Brewing Co., Class B	1,034	45,486

Security Description	Shares	Market Value (Note 2)

Building - Heavy Construction — 0.0%
Tutor Perini Corp.†	2,127	$43,923

Building - Residential/Commercial — 0.3%
NVR, Inc.†	552	273,185

Cable/Satellite TV — 0.8%
Comcast Corp., Class A	45,359	624,593
Time Warner Cable, Inc.	6,091	187,542

		812,135

Chemicals - Diversified — 1.6%
E.I. du Pont de Nemours & Co.	32,239	917,844
PPG Industries, Inc.	10,200	453,594
The Dow Chemical Co.	13,386	236,665

		1,608,103

Chemicals - Specialty — 0.1%
Minerals Technologies, Inc.	774	30,279
OM Group, Inc.†	2,347	62,195

		92,474

Coal — 0.3%
Alpha Natural Resources, Inc.†	7,896	217,535
Peabody Energy Corp.	1,081	36,732

		254,267

Commercial Services - Finance — 0.4%
H&R Block, Inc.	16,700	243,820
Mastercard, Inc., Class A	579	102,095

		345,915

Computer Aided Design — 0.1%
Autodesk, Inc.†	2,185	46,890
Parametric Technology Corp.†	3,421	39,615

		86,505

Computer Services — 1.1%
Accenture, Ltd., Class A	15,504	464,035
Computer Sciences Corp.†	13,942	591,977

		1,056,012

Computers — 3.4%
Apple, Inc.†	3,466	470,718
Hewlett - Packard Co.	30,795	1,057,808
International Business Machines Corp.	17,518	1,861,813

		3,390,339

Computers - Integrated Systems — 0.0%
Diebold, Inc.	1,459	36,066

Computers - Memory Devices — 0.5%
EMC Corp.†	7,445	87,479
Western Digital Corp.†	14,702	365,344

		452,823

Computers - Periphery Equipment — 0.2%
Lexmark International, Inc., Class A†	10,751	175,671

Consumer Products - Misc. — 0.7%
Blyth, Inc.	621	20,623
Clorox Co.	2,283	119,721
Kimberly - Clark Corp.	10,571	548,529

		688,873

Cosmetics & Toiletries — 0.9%
Colgate - Palmolive Co.	756	49,858
The Procter & Gamble Co.	15,635	812,082

		861,940

VALIC Company I Core Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Data Processing/Management — 0.4%
Broadridge Financial Solutions, Inc.	7,300	$120,888
Fiserv, Inc.†	6,200	262,632

		383,520

Direct Marketing — 0.0%
Harte - Hanks, Inc.	3,671	30,947

Diversified Banking Institutions — 5.5%
Bank of America Corp.	105,347	1,187,261
Citigroup, Inc.	23,849	88,718
JPMorgan Chase & Co.	74,084	2,733,699
Morgan Stanley	24,630	746,782
The Goldman Sachs Group, Inc.	4,991	721,549

		5,478,009

Diversified Manufacturing Operations — 4.7%
3M Co.	1,783	101,809
Acuity Brands, Inc.	2,379	64,661
Carlisle Cos., Inc.	2,964	67,787
Dover Corp.	17,009	534,763
General Electric Co.	191,724	2,584,440
Honeywell International, Inc.	2,630	87,211
Ingersoll - Rand Co., Ltd., Class A	21,000	424,830
Parker Hannifin Corp.	12,212	516,079
Tyco International, Ltd.	8,700	240,207

		4,621,787

E - Commerce/Services — 0.1%
NetFlix, Inc.†	1,351	53,256

Electric Products - Misc. — 0.3%
Emerson Electric Co.	5,603	179,800
GrafTech International, Ltd.†	7,363	74,882

		254,682

Electric - Integrated — 3.0%
DTE Energy Co.	2,535	76,684
Duke Energy Corp.	1,183	16,740
Edison International	15,857	463,659
Entergy Corp.	836	62,382
Exelon Corp.	17,599	844,928
FPL Group, Inc.	10,022	566,544
PG&E Corp.	1,402	51,467
PPL Corp.	19,700	639,659
Progress Energy, Inc.	2,436	86,502
Public Service Enterprise Group, Inc.	3,791	120,819

		2,929,384

Electronic Components - Misc. — 0.2%
Celestica, Inc.†	34,691	228,614

Electronic Components - Semiconductors — 1.6%
Amkor Technology, Inc.†	36,858	167,335
Broadcom Corp., Class A†	3,994	101,767
Intel Corp.	51,377	807,647
LSI Corp.†	53,852	240,718
Microchip Technology, Inc.	1,894	40,854
NVIDIA Corp.†	4,177	43,566
Xilinx, Inc.	8,462	175,502

		1,577,389

Electronic Parts Distribution — 0.0%
Avnet, Inc.†	1,811	41,671

Engineering/R&D Services — 0.8%
EMCOR Group, Inc.†	14,082	316,423
Fluor Corp.	8,845	415,538
Foster Wheeler AG†	1,519	40,284

		772,245

Security Description	Shares	Market Value (Note 2)

Engines - Internal Combustion — 0.1%
Cummins, Inc.	1,954	$63,368

Enterprise Software/Service — 0.7%
Oracle Corp.	33,539	657,029
Sybase, Inc.†	1,502	48,860

		705,889

Entertainment Software — 0.0%
Take - Two Interactive Software, Inc.	4,220	36,545

Finance - Other Services — 0.6%
CME Group, Inc.	1,347	433,249
NYSE Euronext	4,572	137,160

		570,409

Food - Meat Products — 0.0%
Tyson Foods, Inc., Class A	101	1,345

Food - Misc. — 1.0%
ConAgra Foods, Inc.	615	11,433
General Mills, Inc.	4,311	220,637
H.J. Heinz Co.	641	23,447
Kellogg Co.	1,136	49,132
Kraft Foods, Inc., Class A	5,799	151,412
Unilever NV	21,900	524,286

		980,347

Food - Retail — 1.0%
Safeway, Inc.	5,651	114,489
SUPERVALU, Inc.	20,255	336,233
The Kroger Co.	25,381	578,687

		1,029,409

Food - Wholesale/Distribution — 0.1%
Sysco Corp.	5,000	119,800

Footwear & Related Apparel — 0.0%
Timberland Co., Class A†	1,834	26,373

Forestry — 0.3%
Weyerhaeuser Co.	9,500	319,010

Gas - Distribution — 0.1%
CenterPoint Energy, Inc.	3,118	31,554
New Jersey Resources Corp.	1,338	44,515
UGI Corp.	1,448	34,912

		110,981

Gold Mining — 0.0%
Newmont Mining Corp.	1,010	49,359

Home Decoration Products — 0.4%
Newell Rubbermaid, Inc.	31,600	363,716

Hospital Beds/Equipment — 0.1%
Hill - Rom Holdings, Inc.	4,909	79,329

Human Resources — 0.1%
Manpower, Inc.	681	28,950
Monster Worldwide, Inc.†	3,590	41,931

		70,881

Identification Systems — 0.1%
Brady Corp., Class A	3,265	80,907

Independent Power Producers — 0.3%
NRG Energy, Inc.†	14,619	328,928

Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	1,124	34,496

VALIC Company I Core Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Instruments - Scientific — 0.1%
PerkinElmer, Inc.	1,986	$32,312
Varian, Inc.†	957	33,323

		65,635

Insurance - Life/Health — 0.7%
Principal Financial Group, Inc.	11,156	247,663
Prudential Financial, Inc.	2,191	87,443
StanCorp Financial Group, Inc.	368	11,415
Torchmark Corp.	7,600	305,216

		651,737

Insurance - Multi-line — 1.6%
ACE, Ltd.	9,993	439,592
American Financial Group, Inc.	5,985	128,199
Loews Corp.	8,120	219,646
MetLife, Inc.	7,531	237,226
The Allstate Corp.	22,400	576,352

		1,601,015

Insurance - Property/Casualty — 0.6%
The Travelers Cos., Inc.	14,793	601,483

Insurance - Reinsurance — 0.5%
Aspen Insurance Holdings, Ltd.	16,737	386,457
Axis Capital Holdings, Ltd.	4,005	95,640
Endurance Specialty Holdings, Ltd.	985	27,058

		509,155

Internet Security — 0.1%
Symantec Corp.†	3,296	51,385

Investment Management/Advisor Services — 0.5%
Ameriprise Financial, Inc.	11,700	353,340
BlackRock, Inc.	450	71,775
Federated Investors, Inc., Class B	315	7,885
Janus Capital Group, Inc.	5,010	50,801
T. Rowe Price Group, Inc.	1,388	56,311

		540,112

Machine Tools & Related Products — 0.0%
Lincoln Electric Holdings, Inc.	871	35,537

Machinery - Farming — 0.1%
AGCO Corp.†	1,917	55,325

Machinery - Pumps — 0.0%
Flowserve Corp.	603	44,363

Medical Instruments — 0.5%
Boston Scientific Corp.†	8,208	77,155
Medtronic, Inc.	12,100	415,635

		492,790

Medical Labs & Testing Services — 0.2%
Quest Diagnostics, Inc.	4,600	240,212

Medical Products — 3.7%
Baxter International, Inc.	6,622	338,980
Becton, Dickinson & Co.	6,398	433,017
Johnson & Johnson	52,122	2,875,049

		3,647,046

Medical - Biomedical/Gene — 1.4%
Amgen, Inc.†	28,329	1,414,750

Medical - Drugs — 7.0%
Abbott Laboratories	9,500	428,070
Bristol - Myers Squibb Co.	22,596	450,112
Eli Lilly & Co.	37,981	1,313,003
King Pharmaceuticals, Inc.†	2,489	23,546

Security Description	Shares	Market Value (Note 2)

Medical - Drugs (continued)
Merck & Co., Inc.	29,600	$816,368
Pfizer, Inc.	183,473	2,786,955
Sepracor, Inc.†	6,890	107,829
Wyeth	21,902	982,524

		6,908,407

Medical - HMO — 0.7%
Aetna, Inc.	4,400	117,832
AMERIGROUP Corp.†	5,342	154,170
CIGNA Corp.	3,604	79,901
Humana, Inc.†	3,905	122,343
Magellan Health Services, Inc.†	1,201	35,862
WellCare Health Plans, Inc.†	4,077	77,463
WellPoint, Inc.†	1,335	62,171

		649,742

Medical - Wholesale Drug Distribution — 0.1%
McKesson Corp.	2,663	109,582

Metal Processors & Fabrication — 0.1%
Mueller Industries, Inc.	3,141	69,008
Timken Co.	1,881	31,808
Worthington Industries, Inc.	2,242	31,365

		132,181

Metal - Iron — 0.1%
Cliffs Natural Resources, Inc.	1,858	50,631

Multimedia — 1.8%
The Walt Disney Co.	21,196	513,367
Time Warner, Inc.	30,860	722,741
Viacom, Inc., Class B†	22,500	498,825

		1,734,933

Networking Products — 0.9%
Cisco Systems, Inc.†	48,760	902,060

Non-Hazardous Waste Disposal — 0.3%
Waste Management, Inc.	9,600	264,864

Office Automation & Equipment — 0.4%
Pitney Bowes, Inc.	8,600	196,768
Xerox Corp.	30,559	207,801

		404,569

Office Furnishings - Original — 0.1%
Herman Miller, Inc.	4,498	64,007

Office Supplies & Forms — 0.2%
Avery Dennison Corp.	6,200	170,872

Oil & Gas Drilling — 0.1%
ENSCO International, Inc.	1,024	39,823
Patterson - UTI Energy, Inc.	7,118	102,072

		141,895

Oil Companies - Exploration & Production — 2.0%
Apache Corp.	6,978	587,967
Devon Energy Corp.	4,000	252,960
Occidental Petroleum Corp.	14,911	1,000,677
W&T Offshore, Inc.	10,851	110,680

		1,952,284

Oil Companies - Integrated — 12.1%
Chevron Corp.	45,069	3,004,750
ConocoPhillips	51,337	2,353,288
Exxon Mobil Corp.	72,824	5,050,345
Hess Corp.	1,997	132,980
Murphy Oil Corp.	2,077	122,564
Royal Dutch Shell PLC ADR	24,000	1,293,840

		11,957,767

VALIC Company I Core Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Oil Field Machinery & Equipment — 0.4%
National - Oilwell Varco, Inc.†	10,287	$397,284

Oil Refining & Marketing — 0.4%
Sunoco, Inc.	1,352	41,142
Valero Energy Corp.	17,368	388,522

		429,664

Oil - Field Services — 0.1%
BJ Services Co.	7,461	116,690

Paper & Related Products — 0.1%
International Paper Co.	9,600	137,952

Printing - Commercial — 0.5%
R.R. Donnelley & Sons Co.	33,381	449,976

Publishing - Newspapers — 0.0%
Gannett Co., Inc.	8,455	40,330

Real Estate Investment Trusts — 0.8%
Equity Residential	711	17,306
Hospitality Properties Trust	6,290	87,871
Host Hotels & Resorts, Inc.	15,300	143,514
HRPT Properties Trust	5,301	25,180
Public Storage	456	30,374
Simon Property Group, Inc.	8,041	429,952
Vornado Realty Trust	454	21,184

		755,381

Rental Auto/Equipment — 0.2%
Rent-A-Center, Inc.†	10,132	197,878

Retail - Apparel/Shoe — 0.9%
AnnTaylor Stores Corp.†	4,207	30,795
The Gap, Inc.	47,366	845,483

		876,278

Retail - Automobile — 0.1%
AutoNation, Inc.†	5,310	84,323

Retail - Bookstores — 0.1%
Barnes & Noble, Inc.	5,168	127,701

Retail - Building Products — 0.5%
Home Depot, Inc.	20,352	471,352

Retail - Consumer Electronics — 0.5%
Best Buy Co., Inc.	6,400	224,640
RadioShack Corp.	16,785	225,590

		450,230

Retail - Discount — 1.5%
Dollar Tree, Inc.†	679	30,399
Family Dollar Stores, Inc.	7,511	227,358
Wal - Mart Stores, Inc.	24,766	1,231,861

		1,489,618

Retail - Drug Store — 0.5%
Walgreen Co.	16,100	479,619

Retail - Gardening Products — 0.0%
Tractor Supply Co.†	860	33,007

Retail - Office Supplies — 0.3%
Staples, Inc.	14,900	304,705

Retail - Regional Department Stores — 0.4%
Kohl’s Corp.†	6,400	271,808
Macy’s, Inc.	8,482	99,070

		370,878

Security Description	Shares/ Principal Amount	Market Value (Note 2)

Retail - Restaurants — 1.1%
Darden Restaurants, Inc.	2,500	$90,425
McDonald’s Corp.	13,071	771,058
Starbucks Corp.†	12,400	178,436

		1,039,919

Savings & Loans/Thrifts — 0.0%
New York Community Bancorp, Inc.	4,410	48,775

Schools — 0.0%
Apollo Group, Inc., Class A†	583	34,455

Semiconductor Components - Integrated Circuits — 0.1%
Analog Devices, Inc.	983	23,995
Linear Technology Corp.	917	21,467
Maxim Integrated Products, Inc.	3,103	50,362

		95,824

Semiconductor Equipment — 0.1%
Applied Materials, Inc.	10,709	120,583

Steel - Producers — 0.5%
Nucor Corp.	7,634	335,209
Reliance Steel & Aluminum Co.	1,879	71,383
United States Steel Corp.	1,615	55,039

		461,631

Steel - Specialty — 0.1%
Allegheny Technologies, Inc.	1,976	69,970

Telecom Services — 0.2%
Embarq Corp.	3,844	161,525

Telecommunication Equipment — 0.0%
Plantronics, Inc.	878	15,664

Telephone - Integrated — 4.8%
AT&T, Inc.(1)	111,052	2,752,979
Qwest Communications International, Inc.	44,179	192,620
Verizon Communications, Inc.	63,084	1,845,838

		4,791,437

Television — 0.5%
CBS Corp., Class B	72,818	537,397

Tobacco — 1.6%
Altria Group, Inc.	39,677	678,080
Lorillard, Inc.	7,957	543,702
Philip Morris International, Inc.	2,691	114,744
Reynolds American, Inc.	6,978	278,911

		1,615,437

Toys — 0.4%
Hasbro, Inc.	17,333	440,432

Transport - Rail — 0.4%
CSX Corp.	4,426	140,570
Norfolk Southern Corp.	3,958	147,237
Union Pacific Corp.	2,082	102,580

		390,387

Transport - Services — 0.2%
Expeditors International of Washington, Inc.	629	20,637
FedEx Corp.	1,078	59,754
United Parcel Service, Inc., Class B	1,856	94,916
UTi Worldwide, Inc.†	4,845	63,518

		238,825

Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.	3,002	87,688

VALIC Company I Core Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)

COMMON STOCK (continued)
Web Portals/ISP — 0.5%
Google, Inc., Class A†	919	$383,434
Yahoo!, Inc.†	5,565	88,150

		471,584

Wireless Equipment — 0.3%
Motorola, Inc.	35,615	215,827
QUALCOMM, Inc.	2,412	105,139

		320,966

Total Common Stock
(cost $117,166,370)		95,828,023

PREFERRED STOCK — 0.1%
Investment Management/Advisor Services — 0.1%
Legg Mason, Inc. 7.00% (cost $54,748)	2,900	63,713

EXCHANGE TRADED FUNDS — 0.1%
Sector Fund - Financial Services — 0.1%
Financial Select Sector SPDR Fund (cost $140,576)	13,158	162,501

Total Long-Term Investment Securities
(cost $117,361,694)		96,054,237

Security Description	Principal Amount	Market Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 2.3%
Time Deposits — 2.3%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/09 (cost $2,303,000)	$2,303,000	$2,303,000

REPURCHASE AGREEMENT — 0.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/29/09, to be repurchased 06/01/09 in the amount of $212,000 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 5.00% due 11/17/17 and having approximate value of $216,531 (cost $212,000)	212,000	212,000

TOTAL INVESTMENTS
(cost $119,876,694)(2)	99.7%	98,569,237
Other assets less liabilities	0.3	250,638

NET ASSETS —	100.0%	$98,819,875

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

Open Futures Contracts
Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of May 31, 2009	Unrealized Appreciation (Depreciation)
46 Long	S&P 500 E-Mini Index	June 2009	$1,672,759	$2,111,630	$438,871

See Notes to Financial Statements

VALIC Company I Foreign Value Fund

PORTFOLIO PROFILE — May 31, 2009 (Unaudited)

Industry Allocation*

Collective Investment Pool	10.5%
Oil Companies — Integrated	7.4
Medical — Drugs	7.1
Telecom Services	4.6
Insurance — Multi-line	4.0
Telephone — Integrated	3.6
Human Resources	3.5
Semiconductor Components — Integrated Circuits	3.0
Electronic Components — Semiconductors	3.0
Insurance — Reinsurance	2.9
Cellular Telecom	2.8
Banks — Commercial	2.6
Multimedia	2.4
Retail — Building Products	2.2
Auto — Cars/Light Trucks	2.2
Diversified Banking Institutions	2.0
Electronic Components — Misc.	2.0
Food — Wholesale/Distribution	1.9
Oil Companies — Exploration & Production	1.8
Insurance — Life/Health	1.8
Diversified Financial Services	1.7
Diversified Manufacturing Operations	1.6
Building — Heavy Construction	1.5
Computers — Periphery Equipment	1.5
Food — Misc.	1.4
Wireless Equipment	1.4
Cable/Satellite TV	1.3
Applications Software	1.3
Enterprise Software/Service	1.2
Transport — Services	1.2
Machinery — General Industrial	1.2
Oil Refining & Marketing	1.2
Real Estate Operations & Development	1.1
Building Products — Air & Heating	1.1
Retail — Restaurants	1.1
Computers	1.1
Retail — Automobile	1.1
Retail — Misc./Diversified	1.0
Paper & Related Products	0.9
Building — Residential/Commercial	0.9
Athletic Footwear	0.9
Diversified Minerals	0.8
Diversified Operations	0.8
Publishing — Books	0.8
Coal	0.8
Investment Companies	0.8
Photo Equipment & Supplies	0.8
Computer Services	0.8
Aerospace/Defense	0.8
Retail — Major Department Stores	0.7
Toys	0.7
Electric — Integrated	0.6
Apparel Manufacturers	0.6
Diversified Operations/Commercial Services	0.6
Gas — Distribution	0.5
Rubber — Tires	0.5
Security Services	0.5
U.S. Government Agencies	0.5
Medical — Wholesale Drug Distribution	0.3
Auto/Truck Parts & Equipment — Original	0.3
Chemicals — Other	0.1
Metal — Aluminum	0.1

109.4%

Country Allocation*

United Kingdom	21.8%
United States	11.0
France	9.5
Germany	8.0
Taiwan	6.6
Japan	6.3
Switzerland	5.7
Netherlands	5.6
Norway	4.3
Singapore	4.2
South Korea	3.4
Hong Kong	2.9
China	2.9
India	2.0
Sweden	1.7
Italy	1.7
Spain	1.6
Brazil	1.6
Russia	1.5
Australia	1.4
Israel	1.3
South Africa	1.0
Austria	0.9
Finland	0.9
Canada	0.7
Turkey	0.5
Bermuda	0.4

109.4%

*	Calculated as a percentage of net assets

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009

Security Description	Shares	Market Value (Note 2)(1)

COMMON STOCK — 97.6%
Australia — 1.4%
Alumina, Ltd.#	480,231	$526,870
Brambles, Ltd.	823,710	3,911,280
Goodman Fielder, Ltd.	5,034,421	5,173,427

		9,611,577

Austria — 0.9%
Telekom Austria AG#	395,340	6,106,024

Bermuda — 0.4%
PartnerRe, Ltd.#	39,340	2,567,328

Brazil — 0.8%
Empressa Brasileira de Aeronautica SA ADR#	262,872	5,041,885

Canada — 0.7%
Biovail Corp.	372,030	4,723,000

China — 2.9%
China Shenhua Energy Co., Ltd.	1,558,238	5,202,395
China Telecom Corp., Ltd.	12,119,823	5,738,971
Shanghai Electric Group Co., Ltd.	16,868,968	8,099,048

		19,040,414

Finland — 0.9%
UPM - Kymmene Oyj	646,988	6,065,908

France — 9.5%
AXA SA#	563,190	10,546,492
Cap Gemini SA	130,830	5,063,860
Compagnie Generale des Etablissements Michelin, Class B#	54,450	3,311,634
France Telecom SA#	296,615	7,252,630
GDF Suez	87,390	3,445,235
Sanofi - Aventis	195,230	12,437,257
Total SA#	187,320	10,842,737
Vinci SA#	55,454	2,669,914
Vivendi#	299,580	7,908,995

		63,478,754

Germany — 8.0%
Bayerische Motoren Werke AG#	120,480	4,342,195
Celesio AG#	85,240	1,931,834
Deutsche Post AG	586,950	8,119,535
E.ON AG	118,310	4,183,125
Infineon Technologies AG†#	1,473,030	4,682,227
Merck KGaA	28,980	2,790,470
Muenchener Rueckversicherungs AG	57,780	8,107,058
SAP AG#	190,740	8,211,427
Siemens AG	147,695	10,787,451

		53,155,322

Hong Kong — 2.9%
Cheung Kong Holdings, Ltd.	564,488	6,999,562
Hang Lung Group, Ltd.	143,573	653,612
Hutchison Whampoa, Ltd.	802,341	5,616,724
Kingboard Chemical Holdings, Ltd.	362,000	938,039
Yue Yuen Industrial Holdings, Ltd.	2,488,172	5,716,421

		19,924,358

India — 2.0%
Gail India, Ltd. GDR†*	151,468	5,755,784
Reliance Industries, Ltd. GDR†*	78,580	7,668,081

		13,423,865

Israel — 1.3%
Check Point Software Technologies, Ltd.†	370,390	8,648,606

Security Description	Shares	Market Value (Note 2)(1)

Italy — 1.7%
Autogrill SpA#	789,282	$7,381,080
UniCredit SpA†	1,444,550	3,798,343

		11,179,423

Japan — 6.3%
Mitsubishi UFJ Financial Group, Inc.	998,300	6,299,585
Nintendo Co., Ltd.	16,000	4,346,774
NOK Corp.	134,200	1,733,280
Olympus Corp.#	259,000	5,099,213
Sumitomo Mitsui Financial Group, Inc.#	100,100	3,874,565
Takeda Pharmaceutical Co., Ltd.	140,854	5,586,105
Toyota Motor Corp.	203,000	8,132,152
USS Co., Ltd.	124,250	7,062,375

		42,134,049

Netherlands — 5.6%
ING Groep NV CVA	1,543,610	16,462,945
Koninklijke Philips Electronics NV	111,750	2,106,138
Randstad Holding NV†#	291,580	9,002,440
Reed Elsevier NV	459,160	5,542,379
USG People NV†	327,750	4,205,021

		37,318,923

Norway — 4.3%
Aker Solutions ASA#	855,650	7,508,241
StatoilHydro ASA#	466,040	9,818,064
Telenor ASA†	1,327,638	11,225,674

		28,551,979

Russia — 1.5%
Mobile Telesystems OJSC ADR†	90,542	3,756,588
OAO Gazprom ADR (OTC US)	147,800	3,409,746
OAO Gazprom ADR (London)	126,800	2,978,516

		10,144,850

Singapore — 4.2%
Flextronics International, Ltd.†#	2,758,830	10,924,967
Singapore Telecommunications, Ltd.	5,100,999	10,670,678
United Overseas Bank, Ltd.	620,387	6,137,761

		27,733,406

South Africa — 1.0%
Foschini, Ltd.	474,115	2,815,165
Massmart Holdings, Ltd.	365,443	3,537,559

		6,352,724

South Korea — 3.4%
KB Financial Group, Inc.†	227,077	7,364,604
Samsung Electronics Co., Ltd.	33,866	15,184,738

		22,549,342

Spain — 1.6%
Telefonica SA	495,904	10,712,288
Telefonica SA ADR#	279	18,113

		10,730,401

Sweden — 1.7%
Husqvarna AB, Class A†	29	160
Niscayah Group AB#	1,261,925	1,969,636
Telefonaktiebolaget LM Ericsson, Class B#	996,680	9,292,863

		11,262,659

Switzerland — 5.7%
Adecco SA#	233,970	10,209,319
Nestle SA	123,640	4,492,892

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)(1)

COMMON STOCK (continued)
Switzerland (continued)
Novartis AG	193,840	$7,749,964
Roche Holding AG	23,880	3,258,700
Swiss Reinsurance	267,910	8,761,193
UBS AG†	212,579	3,213,880

		37,685,948

Taiwan — 6.6%
Chunghwa Telecom Co., Ltd. ADR#	153,387	2,915,887
Compal Electronics, Inc.	8,621,895	7,342,169
Lite-On Technology Corp.	10,902,015	9,682,735
Mega Financial Holding Co., Ltd.	8,238,000	4,198,671
Taiwan Semiconductor Manufacturing Co., Ltd.	10,759,069	20,195,057

		44,334,519

Turkey — 0.5%
Turkcell Iletisim Hizmet AS ADR#	274,500	3,653,595

United Kingdom — 21.8%
Aviva PLC	924,468	5,104,068
BP PLC#	1,790,792	14,781,223
BP PLC ADR#	180	8,910
British Sky Broadcasting Group PLC#	1,201,240	8,666,372
Burberry Group PLC#	657,675	4,106,879
G4S PLC	938,920	3,215,464
GlaxoSmithKline PLC	643,471	10,846,148
HSBC Holdings PLC	810,775	7,294,080
Invesco, Ltd.	329,744	5,160,494
Kingfisher PLC#	5,116,465	14,771,133
Marks & Spencer Group PLC#	1,051,690	4,839,739
Old Mutual PLC#	5,639,463	6,723,180
Pearson PLC	762,307	8,067,673
Persimmon PLC#	1,009,990	5,996,898
Premier Foods PLC†#	20,777,609	12,667,149
Royal Dutch Shell PLC, Class A	167,235	4,505,948
Royal Dutch Shell PLC, Class B	354,545	9,641,012
SIG PLC	4,032,874	7,649,494
Vodafone Group PLC	6,018,737	11,326,633

		145,372,497

Total Common Stock
(cost $854,441,850)		650,791,356

PREFERRED STOCK — 0.8%
Brazil — 0.8%
Vale SA ADR (cost $3,693,041)	348,074	5,649,241

Total Long-Term Investment Securities
(cost $858,134,891)		656,440,597

Security Description	Shares/ Principal Amount	Market Value (Note 2)(1)

SHORT-TERM INVESTMENT SECURITIES — 11.0%
Collective Investment Pool — 10.5%
Securities Lending Quality Trust(2)	72,290,364	$70,183,307

U.S. Government Agencies — 0.5%
Federal Home Loan Bank Disc. Notes 0.07% due 06/01/09	$3,180,000	3,180,000

Total Short-Term Investment Securities
(cost $75,470,364)		73,363,307

TOTAL INVESTMENTS
(cost $933,605,255)(3)	109.4%	729,803,904
Liabilities in excess of other assets	(9.4)	(62,462,088)

NET ASSETS —	100.0%	$667,341,816

#	The security or a portion thereof is out on loan (See Note 2)
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2009, the aggregate value of these securities was $13,423,865 representing 2.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	A substantial number of the portfolio’s holdings were valued using the fair value procedures at May 31, 2009. At May 31, 2009, the aggregate value of these securities was $594,206,453 representing 89.1% of net assets. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

CVA—Certification Van Aandelen (Dutch Cert.)

GDR—Global Depository Receipt

See Notes to Financial Statements

VALIC Company I Global Equity Fund

PORTFOLIO PROFILE — May 31, 2009 (Unaudited)

Industry Allocation*

Oil Companies — Integrated	10.1%
Medical — Drugs	7.7
Collective Investment Pool	7.3
Banks — Commercial	4.9
Telephone — Integrated	4.3
Agricultural Operations	3.7
Insurance — Multi-line	3.7
Tobacco	3.4
Applications Software	3.2
Electric — Integrated	2.5
Schools	2.4
Insurance — Life/Health	2.3
Diversified Banking Institutions	2.2
Oil Companies — Exploration & Production	2.1
Electronics — Military	2.1
Telecom Services	1.8
Steel — Producers	1.8
Retail — Consumer Electronics	1.8
Investment Companies	1.8
Aerospace/Defense	1.7
Gambling (Non-Hotel)	1.4
Soap & Cleaning Preparation	1.4
Office Automation & Equipment	1.4
Medical — HMO	1.3
Data Processing/Management	1.3
Metal — Copper	1.3
Non-Ferrous Metals	1.3
Medical Products	1.3
Savings & Loans/Thrifts	1.2
Repurchase Agreements	1.2
Electronic Components — Semiconductors	1.2
Airlines	1.2
Printing — Commercial	1.1
Index Fund	1.1
Index Fund — Large Cap	1.1
Oil Refining & Marketing	1.1
Medical — Wholesale Drug Distribution	1.1
Cosmetics & Toiletries	1.0
Distribution/Wholesale	0.9
Medical — Biomedical/Gene	0.9
Transport — Marine	0.8
Building & Construction — Misc.	0.8
Banks — Fiduciary	0.8
Water	0.8
Agricultural Chemicals	0.7
Import/Export	0.7
Finance — Leasing Companies	0.6
Retail — Apparel/Shoe	0.6
Steel Pipe & Tube	0.6
Real Estate Operations & Development	0.5
Computers — Periphery Equipment	0.5
Commercial Services	0.5
Publishing — Periodicals	0.5
Oil & Gas Drilling	0.4
Enterprise Software/Service	0.4
Semiconductor Components — Integrated Circuits	0.4
Multimedia	0.4
Forestry	0.3
Diversified Minerals	0.3
Diversified Operations	0.3
Banks — Super Regional	0.3
Retail — Office Supplies	0.3
Travel Services	0.3
Gas — Distribution	0.2
Metal Processors & Fabrication	0.2

106.8%

Country Allocation*

United States	54.9%
United Kingdom	10.9
Japan	8.0
Switzerland	4.8
Germany	3.2
France	3.0
Canada	2.6
Greece	2.5
Norway	2.3
Bermuda	1.9
Singapore	1.8
Austria	1.8
Spain	1.7
South Africa	1.4
Mexico	1.3
Taiwan	1.2
China	1.2
Denmark	0.8
Sweden	0.6
Australia	0.6
Hong Kong	0.3

106.8%

*	Calculated as a percentage of net assets

VALIC Company I Global Equity Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 96.1%
Australia — 0.6%
Caltex Australia, Ltd(3).	130,812	$1,257,079

Austria — 1.8%
OMV AG#(3)	71,000	2,879,176
Voestalpine AG(3)	30,970	893,494

		3,772,670

Bermuda — 1.9%
Bunge, Ltd.#	46,200	2,923,074
Hongkong Land Holdings, Ltd.#(3)	320,000	1,115,503

		4,038,577

Canada — 2.6%
Addax Petroleum Corp.	48,053	1,580,126
Inmet Mining Corp.	38,000	1,513,387
Sino - Forest Corp.†	61,885	719,889
Teck Cominco, Ltd.	43,000	675,475
Yellow Pages Income Fund	190,400	988,842

		5,477,719

China — 1.2%
Bank of China, Ltd.(3)	5,497,000	2,475,214

Denmark — 0.8%
D/S Norden A/S(3)	42,400	1,644,724

France — 3.0%
AXA SA#(3)	175,562	3,287,635
Societe Generale#(3)	17,668	1,031,920
Vallourec SA#(3)	10,394	1,313,338
Vivendi(3)	30,775	812,469

		6,445,362

Germany — 3.2%
E.ON AG#(3)	77,923	2,755,149
RWE AG(3)	29,591	2,460,812
Salzgitter AG#(3)	15,897	1,487,093

		6,703,054

Greece — 2.5%
Alpha Bank A.E.†(3)	62,694	754,581
National Bank of Greece SA†(3)	51,280	1,419,288
OPAP SA(3)	99,045	3,060,170

		5,234,039

Hong Kong — 0.3%
Swire Pacific, Ltd., Class A(3)	66,000	661,543

Japan — 8.0%
Astellas Pharma, Inc.(3)	47,600	1,618,122
Canon, Inc.(3)	86,300	2,865,180
INPEX Corp.(3)	348	2,835,997
MEDICEO Holdings Co., Ltd.#(3)	107,100	1,252,233
Mitsubishi Corp.(3)	73,000	1,385,379
Mizuho Financial Group, Inc.#(3)	305,700	735,346
Nippon Telegraph and Telephone Corp.(3)	93,221	3,875,075
ORIX Corp.#(3)	21,430	1,353,151
Suzuken Co., Ltd.#(3)	37,800	977,077

		16,897,560

Mexico — 1.3%
Grupo Mexico SA de CV, Class B	2,835,854	2,669,647

Norway — 2.3%
StatoilHydro ASA#(3)	237,000	4,992,879

Security Description	Shares	Market Value (Note 2)

Singapore — 1.8%
DBS Group Holdings, Ltd.(3)	172,000	$1,408,534
Singapore Airlines, Ltd.(3)	291,000	2,522,133

		3,930,667

South Africa — 1.4%
Arcelormittal South Africa Ltd.(3)	122,587	1,472,617
Aveng, Ltd.(3)	367,992	1,616,589

		3,089,206

Spain — 1.7%
Banco Santander SA(3)	342,630	3,694,018

Sweden — 0.6%
Hennes & Mauritz AB, Class B#(3)	27,537	1,315,240

Switzerland — 4.8%
Roche Holding AG#(3)	20,485	2,795,414
Swiss Life Holding AG†(3)	32,852	2,791,160
Zurich Financial Services AG(3)	24,493	4,586,150

		10,172,724

Taiwan — 1.2%
MediaTek, Inc.(3)	203,000	2,522,813

United Kingdom — 10.9%
Antofagasta PLC(3)	125,184	1,293,254
AstraZeneca PLC(3)	52,077	2,170,867
BAE Systems PLC(3)	429,266	2,384,318
BP PLC(3)	142,261	1,174,224
Man Group PLC, Class B(3)	957,768	3,793,506
Reckitt Benckiser Group PLC(3)	68,364	2,965,580
Royal Dutch Shell PLC, Class A	268,749	7,218,675
TUI Travel PLC(3)	131,541	532,599
United Utilities Group PLC(3)	184,402	1,599,983

		23,133,006

United States — 44.2%
AFLAC, Inc.	36,400	1,292,200
Alliance Data Systems Corp.†#	25,800	1,044,900
Altria Group, Inc.	101,100	1,727,799
Amgen, Inc.†	37,500	1,872,750
Apollo Group, Inc., Class A†	87,000	5,141,700
Archer - Daniels - Midland Co.	181,400	4,992,128
Bank of America Corp.	315,738	3,558,367
Broadridge Financial Solutions, Inc.	172,700	2,859,912
CIGNA Corp.	129,000	2,859,930
Colgate - Palmolive Co.	33,300	2,196,135
Eli Lilly & Co.	109,900	3,799,243
Embarq Corp.	92,654	3,893,321
ENSCO International, Inc.	24,300	945,027
Exxon Mobil Corp.	75,154	5,211,930
Hudson City Bancorp, Inc.	201,800	2,589,094
Ingram Micro, Inc., Class A†	120,800	1,995,616
Integrated Device Technology, Inc.†	151,320	851,932
Johnson & Johnson	48,200	2,658,712
L-3 Communications Holdings, Inc.	59,900	4,403,249
Lexmark International, Inc., Class A†#	66,747	1,090,646
Lockheed Martin Corp.	15,400	1,287,902
Microsoft Corp.	321,060	6,706,943
OfficeMax, Inc.	70,900	584,925
Oracle Corp.	44,900	879,591
Pfizer, Inc.	351,500	5,339,285
Philip Morris International, Inc.	126,600	5,398,224
R.R. Donnelley & Sons Co.	180,100	2,427,748
RadioShack Corp.	284,967	3,829,957
State Street Corp.	34,800	1,616,460
Terra Industries, Inc.#	50,100	1,392,279
Timken Co.	30,000	507,300

VALIC Company I Global Equity Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
United States (continued)
UGI Corp.	21,900	$528,009
Unum Group	42,300	723,753
Valero Energy Corp.	47,400	1,060,338
Verizon Communications, Inc.	182,489	5,339,628
Wells Fargo & Co.	23,008	586,704
Wyeth	11,200	502,432

		93,696,069

Total Common Stock
(cost $223,616,139)		203,823,810

EXCHANGE TRADED FUNDS — 2.2%
iShares MSCI EAFE Index Fund#	49,890	2,364,786
SPDR Trust, Series 1#	25,081	2,317,735

Total Exchange Traded Funds
(cost $4,368,752)		4,682,521

Total Long-Term Investment Securities
(cost $227,984,891)		208,506,331

SHORT-TERM INVESTMENT SECURITIES — 7.3%
Collective Investment Pool — 7.3%
Securities Lending Quality Trust(1) (cost $15,843,848)	15,843,848	15,382,045

Security Description	Principal Amount	Market Value (Note 2)

REPURCHASE AGREEMENT — 1.2%
Agreement with Bank of America Securities LLC, bearing interest at 0.11%, dated 05/29/09, to be repurchased 06/01/09 in the amount of $2,578,024 and collateralized by United States Treasury Bills, bearing interest at 0.28%, due 11/19/09 and having an approximate value of $2,635,083 (cost $2,578,000)	$2,578,000	$2,578,000

TOTAL INVESTMENTS
(cost $246,406,739)(2)	106.8%	226,466,376
Liabilities in excess of other assets	(6.8)	(14,342,459)

NET ASSETS —	100.0%	$212,123,917

#	The security or a portion thereof is out on loan (See Note 2)
†	Non-income producing security
(1)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)	See Note 5 for cost of investments on a tax basis.
(3)	Security was valued using fair value procedures at May 31, 2009. See Note 2 regarding fair value pricing procedures for foreign equity securities.

Open Forward Foreign Currency Contracts
Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Appreciation
*HKD	7,590,200	USD	979,564	6/17/2009	$341
*USD	1,369,090	SGD	2,004,700	6/17/2009	18,778
*USD	5,386,905	SEK	42,780,700	6/17/2009	266,373
*USD	4,229,994	NOK	27,675,000	6/17/2009	158,579
*USD	5,815,948	JPY	574,729,600	6/17/2009	217,135
*USD	6,704,772	GBP	4,468,500	6/17/2009	517,307
*USD	12,799,466	EUR	9,567,300	6/17/2009	724,336
*USD	2,729,390	CHF	3,066,000	6/17/2009	142,386
*USD	6,236,277	CAD	7,347,100	6/17/2009	494,046
*USD	10,780,235	AUD	14,627,100	6/17/2009	921,727

					$3,461,008

VALIC Company I Global Equity Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Depreciation
*AUD	7,422,600	USD	5,460,491	6/17/2009	$(477,732)
*CAD	2,445,500	USD	2,076,171	6/17/2009	(164,033)
*CHF	5,894,200	USD	5,237,818	6/17/2009	(282,998)
DKK	3,900,400	USD	696,786	6/17/2009	(43,440)
*EUR	6,801,800	USD	9,154,977	6/17/2009	(459,668)
*GBP	6,058,700	USD	9,121,272	6/17/2009	(670,921)
*JPY	53,464,700	USD	540,826	6/17/2009	(20,407)
*NOK	53,574,800	USD	8,180,438	6/17/2009	(315,205)
*SEK	35,979,300	USD	4,523,496	6/17/2009	(231,008)
*SGD	5,682,700	USD	3,867,202	6/17/2009	(66,973)
*USD	530,408	HKD	4,110,900	6/17/2009	(55)

					(2,732,440)

	Net Unrealized Appreciation(Depreciation)				$728,568

*	Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

AUD—Australian Dollar

CAD—Canada Dollar

CHF—Swiss Franc

DKK—Danish Krone

EUR—Euro Dollar

GBP—Bristish Pound

HKD—Hong Kong Dollar

JPY—Japanese Yen

NOK—Norwegian Krone

SEK—Swedish Krona

SGD—Singapore Dollar

USD—United States Dollar

See Notes to Financial Statements

VALIC Company I Global Real Estate Fund

PORTFOLIO PROFILE — May 31, 2009 (Unaudited)

Industry Allocation*

Real Estate Investment Trusts	65.7%
Real Estate Operations & Development	20.4
Real Estate Management/Services	6.1
Time Deposits	2.3
Diversified Financial Services	1.7
Property Trust	1.5
Diversified Operations	1.0
Forestry	0.8
Hotels/Motels	0.2

99.7%

Country Allocation*

United States	47.7%
Hong Kong	12.3
Japan	10.3
Australia	7.6
France	6.1
United Kingdom	4.5
Singapore	2.7
Cayman Islands	2.4
Sweden	2.2
Canada	1.9
Netherlands	0.8
Bermuda	0.7
New Zealand	0.5

99.7%

*	Calculated as a percentage of net assets

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009

Security Description	Shares	Market Value (Note 2)(1)

COMMON STOCK — 95.0%
Australia — 7.6%
CFS Retail Property Trust	2,573,873	$3,406,804
Commonwealth Property Office Fund	3,511,058	2,257,510
Dexus Property Group	5,375,882	3,292,812
ING Office Fund	5,964,158	2,767,063
Macquarie Office Trust	8,601,411	1,323,828
Stockland	123,197	307,184
Westfield Group	458,936	4,039,204

		17,394,405

Bermuda — 0.7%
Hong Kong Land Holdings, Ltd.	422,000	1,471,070
Kerry Properties, Ltd.	25,000	107,987

		1,579,057

Canada — 1.9%
Allied Properties Real Estate Investment Trust	43,200	585,629
Boardwalk Real Estate Investment Trust	46,600	1,337,709
First Capital Realty, Inc.	136,900	2,084,065
InnVest Real Estate Investment Trust	47,700	196,174

		4,203,577

Cayman Islands — 2.4%
China Resources Land, Ltd.	1,658,000	3,926,964
Shimao Property Holdings, Ltd.	948,500	1,628,118

		5,555,082

France — 6.1%
Klepierre	103,560	2,628,701
Mercialys SA	32,375	979,090
Unibail - Rodamco	64,666	10,407,439

		14,015,230

Hong Kong — 12.3%
China Overseas Land & Investment, Ltd.	1,650,000	3,489,389
Hang Lung Properties, Ltd.	621,000	2,076,497
Henderson Land Development Co., Ltd.	666,000	4,010,781
Hysan Development Co., Ltd.	1,092,953	2,524,464
Sun Hung Kai Properties, Ltd.	901,000	11,256,192
The Link REIT	1,286,000	2,526,192
Wharf Holdings, Ltd.	526,000	2,185,817

		28,069,332

Japan — 10.3%
Frontier Real Estate Investment Corp.	87	473,267
Japan Excellent, Inc.	127	509,999
Japan Logistics Fund, Inc.	138	852,245
Japan Real Estate Investment Corp.	155	1,200,222
Mitsubishi Estate Co., Ltd.	374,000	6,167,281
Mitsui Fudosan Co., Ltd.	507,000	8,469,510
Nippon Building Fund, Inc.	264	2,330,724
NTT Urban Development Corp.	2,207	2,093,601
Sumitomo Real Estate Sales Co., Ltd.	13,860	612,693
Tokyu REIT, Inc	174	849,006

		23,558,548

Netherlands — 0.8%
Corio NV	6,033	296,999
Vastned Offices/Industrial NV	114,799	1,538,784

		1,835,783

New Zealand — 0.5%
Kiwi Income Property Trust	1,948,106	1,150,757

Singapore — 2.7%
Ascendas Real Estate Investment Trust	1,908,600	2,012,866
CapitaLand, Ltd.	933,000	2,460,517

Security Description	Shares	Market Value (Note 2)(1)

Singapore (continued)
CapitaMall Trust	1,847,400	$1,708,783

		6,182,166

Sweden — 2.2%
Castellum AB	198,339	1,334,322
Hufvudstaden AB	513,635	3,242,140
Wihlborgs Fastigheter AB	38,759	534,800

		5,111,262

United Kingdom — 4.5%
British Land Co. PLC	267,427	1,697,581
Derwent London PLC	193,974	2,658,960
Great Portland Estates PLC	376,818	1,892,393
Hammerson PLC	119,315	569,824
Land Securities Group PLC	433,340	3,454,351

		10,273,109

United States — 43.0%
Acadia Realty Trust	57,942	777,582
Alexandria Real Estate Equities, Inc.	30,900	1,109,310
AMB Property Corp.	63,000	1,124,550
American Campus Communities, Inc.	24,700	567,853
AvalonBay Communities, Inc.	38,816	2,386,408
Boston Properties, Inc.	97,460	4,709,267
BRE Properties, Inc.	23,099	577,013
Camden Property Trust	113,252	3,399,825
Corporate Office Properties Trust	21,500	638,120
DCT Industrial Trust, Inc.	367,400	1,645,952
Digital Realty Trust, Inc.	104,700	3,745,119
EastGroup Properties, Inc.	33,500	1,142,685
Equity Residential	213,946	5,207,446
Essex Property Trust, Inc.	46,200	3,145,758
Federal Realty Investment Trust	69,309	3,649,119
HCP, Inc.	145,600	3,382,288
Health Care REIT, Inc.	105,943	3,628,548
Highwoods Properties, Inc.	92,100	2,083,302
Host Hotels & Resorts, Inc.	296,680	2,782,858
Kilroy Realty Corp.	50,400	1,073,016
Kimco Realty Corp.	50,500	590,345
Liberty Property Trust	99,800	2,323,344
Mack - Cali Realty Corp.	71,600	1,769,236
Mid - America Apartment Communities, Inc.	37,100	1,346,359
Nationwide Health Properties, Inc.	126,100	3,350,477
Omega Healthcare Investors, Inc.	88,340	1,410,790
Plum Creek Timber Co., Inc.	50,829	1,761,225
ProLogis	286,979	2,436,452
Public Storage	76,682	5,107,788
Rayonier, Inc.	26,100	1,044,000
Regency Centers Corp.	66,600	2,372,958
Senior Housing Properties Trust	151,000	2,529,250
Simon Property Group, Inc.	188,373	10,072,304
SL Green Realty Corp.	78,869	1,806,100
Starwood Hotels & Resorts Worldwide, Inc.	22,955	561,709
Tanger Factory Outlet Centers, Inc.	46,500	1,504,740
The Macerich Co.	75,610	1,276,297
Ventas, Inc.	136,962	4,158,166
Vornado Realty Trust	95,020	4,433,633
Washington Real Estate Investment Trust	70,796	1,547,600

		98,178,792

Total Common Stock
(cost $196,570,231)		217,107,100

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Principal Amount	Market Value (Note 2)(1)

ASSET BACKED SECURITIES — 1.7%
United States — 1.7%
Bear Stearns Commercial Mtg. Securities, Inc. Series 2004-PWR6, Class A4 4.52% due 11/11/41(2)	$428,000	$394,601
Bear Stearns Commercial Mtg. Securities, Inc. Series 2004-PWR6, Class A6 4.83% due 11/11/41(2)	300,000	266,384
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-T24, Class A2 5.48% due 10/12/41(2)	400,000	382,506
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-T22, Class A4 5.46% due 04/12/38(2)(3)	168,000	150,993
Bear Stearns Commercial Mtg. Securities, Inc. Series 2005-PWR8, Class A4 4.67% due 06/11/41(2)	117,000	102,577
Bear Stearns Commercial Mtg. Securities, Inc. Series 2005-T18, Class A4 4.93% due 02/13/42(2)(3)	175,000	153,470
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-PW11, Class A4 5.46% due 03/11/39(2)(3)	470,000	422,666
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-T24, Class A3 5.53% due 10/12/41(2)	250,000	212,286
DLJ Commercial Mtg. Corp. Series 1998-CG1, Class B4 7.23% due 06/10/31*(2)(3)	340,000	277,637
JPMorgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP5, Class AJ 5.30% due 12/15/44(2)(3)	25,000	12,623
LB-UBS Commercial Mtg. Trust Series 2005-C1, Class A4 4.74% due 02/15/30(2)	390,000	338,623
LB-UBS Commercial Mtg. Trust Series 2005-C3, Class A5 4.74% due 07/15/30(2)	150,000	126,589
Morgan Stanley Capital I Series 2005-HQ7, Class AJ 5.21% due 11/14/42(2)(3)	80,000	40,608
Morgan Stanley Capital I Series 2005-HQ7, Class A4 5.21% due 11/14/42(2)(3)	200,000	179,543
Morgan Stanley Capital I Series 2005-T19, Class A4A 4.89% due 06/12/47(2)	240,000	214,232
Park Square Mtg. Trust Series 2000-CB50, Class B1 7.57% due 11/05/10(2)(4)(5)(6)	75,000	82,500
Wachovia Bank Commercial Mtg. Trust Series 2005-C21, Class AM 5.21% due 10/15/44(2)(3)	600,000	419,426

Total Asset Backed Securities
(cost $3,588,417)		3,777,264

CORPORATE BONDS & NOTES — 0.7%
United States — 0.7%
Camden Property Trust Senior Notes 7.63% due 02/15/11	315,000	315,203
Federal Realty Investment Trust Senior Notes 5.40% due 12/01/13	304,000	256,340
Federal Realty Investment Trust Senior Notes 6.00% due 07/15/12	185,000	167,565

Security Description	Principal Amount	Market Value (Note 2)(1)

United States (continued)
HCP, Inc. Senior Notes 6.45% due 06/25/12	$125,000	$117,787
Liberty Property LP Senior Notes 7.25% due 03/15/11	288,000	282,922
Mack-Cali Realty LP Senior Notes 5.05% due 04/15/10	120,000	116,537
Nationwide Health Properties, Inc. Senior Notes 6.25% due 02/01/13	50,000	44,023
Nationwide Health Properties, Inc. Senior Notes 6.50% due 07/15/11	360,000	330,086

Total Corporate Bonds & Notes
(cost $1,511,652)		1,630,463

Total Long-Term Investment Securities
(cost $201,670,300)		222,514,827

SHORT-TERM INVESTMENT SECURITIES — 2.3%
Time Deposits — 2.3%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/09 (cost $5,286,000)	5,286,000	5,286,000

TOTAL INVESTMENTS
(cost $206,956,300)(7)	99.7%	227,800,827
Other assets less liabilities	0.3	788,737

NET ASSETS —	100.0%	$228,589,564

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2009, the aggregate value of these securities was $277,637 representing 0.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	A substantial number of the Fund’s holdings were valued using the fair value procedures at May 31, 2009. At May 31, 2009, the aggregate value of these securities was $114,724,731 representing 50.2% of net assets. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)	Commercial Mortgage Backed Security
(3)	Variable Rate Security — the rate reflected is as of May 31, 2009, maturity date reflects the stated maturity date.
(4)	Fair valued security; see Note 2
(5)	Illiquid security. At May 31, 2009, the aggregate value of these securities was $82,500, representing 0.0% of net assets.
(6)	To the extent permitted by the Statement of Additional Information, the Global Real Estate Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2009, the Global Real Estate Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
Park Square Mtg. Trust 7.57% due 11/05/10	05/05/09	$75,000	$81,141	$82,500	$110.00	0.04%

(7)	See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

VALIC Company I Global Social Awareness Fund

PORTFOLIO PROFILE — May 31, 2009 (Unaudited)

Industry Allocation*

Medical — Drugs	7.3%
Commercial Paper	6.2
Diversified Banking Institutions	5.4
Banks — Commercial	5.3
Oil Companies — Integrated	3.4
Oil Companies — Exploration & Production	3.3
Telephone — Integrated	2.5
Computers	2.3
Food — Misc.	2.0
Multimedia	2.0
Collective Investment Pool	1.9
Insurance — Multi-line	1.7
Diversified Minerals	1.5
Transport — Rail	1.5
Cosmetics & Toiletries	1.4
Applications Software	1.4
Insurance — Property/Casualty	1.3
Enterprise Software/Service	1.3
Medical — Biomedical/Gene	1.2
Industrial Gases	1.2
Oil — Field Services	1.2
Retail — Drug Store	1.2
Insurance — Life/Health	1.2
Beverages — Non-alcoholic	1.2
Electric — Integrated	1.1
Auto — Cars/Light Trucks	1.1
Chemicals — Diversified	1.1
Cellular Telecom	1.1
Wireless Equipment	1.0
Networking Products	1.0
Repurchase Agreements	1.0
U.S. Government Treasuries	0.9
Pipelines	0.9
Web Portals/ISP	0.9
Medical Instruments	0.9
Retail — Restaurants	0.9
Diversified Manufacturing Operations	0.8
Commercial Services — Finance	0.8
Retail — Discount	0.8
Food — Retail	0.7
Agricultural Chemicals	0.7
Real Estate Operations & Development	0.7
Consumer Products — Misc.	0.6
Banks — Fiduciary	0.6
Athletic Footwear	0.6
Soap & Cleaning Preparation	0.6
Machinery — Construction & Mining	0.6
Medical — HMO	0.6
Real Estate Investment Trusts	0.6
Banks — Super Regional	0.6
Water	0.6
Building — Heavy Construction	0.5
Retail — Building Products	0.5
Metal Processors & Fabrication	0.5
Semiconductor Equipment	0.5
Auto/Truck Parts & Equipment — Original	0.5
Mining	0.5
Finance — Investment Banker/Broker	0.5
Telecom Services	0.4
Retail — Apparel/Shoe	0.4
Oil Refining & Marketing	0.4
Electronic Components — Misc.	0.4
Finance — Other Services	0.4
Office Automation & Equipment	0.4
Medical Products	0.4
Steel — Producers	0.4
Machinery — Farming	0.4
Audio/Video Products	0.4
Diversified Operations	0.3

Gas — Distribution	0.3
Food — Wholesale/Distribution	0.3
Electric — Transmission	0.3
Energy — Alternate Sources	0.3
Auto — Heavy Duty Trucks	0.3
Finance — Credit Card	0.3
Metal — Copper	0.3
Gold Mining	0.3
Insurance — Reinsurance	0.3
Pharmacy Services	0.3
Electronic Components — Semiconductors	0.3
Retail — Jewelry	0.2
Photo Equipment & Supplies	0.2
Computers — Memory Devices	0.2
Agricultural Operations	0.2
Transport — Services	0.2
Chemicals — Specialty	0.2
Building & Construction Products — Misc.	0.2
Electric — Generation	0.2
Building Products — Cement	0.2
Airlines	0.2
Steel Pipe & Tube	0.2
Real Estate Management/Services	0.2
Computer Services	0.2
Investment Companies	0.2
Paper & Related Products	0.2
Insurance Brokers	0.2
Public Thoroughfares	0.2
Machinery — General Industrial	0.2
Food — Catering	0.2
Building & Construction — Misc.	0.2
Power Converter/Supply Equipment	0.2
Cable/Satellite TV	0.2
Electric Products — Misc.	0.2
Recreational Vehicles	0.2
Retail — Misc./Diversified	0.2
Investment Management/Advisor Services	0.1
Engineering/R&D Services	0.1
Retail — Major Department Stores	0.1
Printing — Commercial	0.1
Distribution/Wholesale	0.1
Transport — Marine	0.1
Apparel Manufacturers	0.1
Optical Supplies	0.1
Oil & Gas Drilling	0.1
Machine Tools & Related Products	0.1
E-Commerce/Services	0.1
Textile — Products	0.1
Sugar	0.1
E-Commerce/Products	0.1
Building Products — Doors & Windows	0.1
Electric — Distribution	0.1
Building — Residential/Commercial	0.1
Advertising Services	0.1
Travel Services	0.1
Security Services	0.1
Machinery — Electrical	0.1
Gas — Transportation	0.1
Retail — Consumer Electronics	0.1
Electronic Measurement Instruments	0.1
Cruise Lines	0.1
Metal — Aluminum	0.1
Cable TV	0.1
Diversified Operations/Commercial Services	0.1
Transport — Truck	0.1
Retail — Regional Department Stores	0.1
Food — Dairy Products	0.1
Containers — Metal/Glass	0.1
Oil Field Machinery & Equipment	0.1

VALIC Company I Global Social Awareness Fund

PORTFOLIO PROFILE — May 31, 2009 (Unaudited) — (continued)

Industry Allocation* (continued)

Food — Confectionery	0.1%
Publishing — Books	0.1
Steel — Specialty	0.1
Filtration/Separation Products	0.1
Appliances	0.1
Computers — Periphery Equipment	0.1
Publishing — Periodicals	0.1
Resorts/Theme Parks	0.1
Retail — Automobile	0.1
Metal — Diversified	0.1
Satellite Telecom	0.1

101.2%

Country Allocation*

United States	49.8%
Japan	10.4
United Kingdom	9.4
Canada	4.7
France	4.5
Switzerland	3.6
Germany	3.4
Australia	3.0
Italy	2.3
Spain	1.9
Sweden	1.4
Netherlands	1.2
Netherlands Antilles	0.9
Hong Kong	0.8
Bermuda	0.7
Norway	0.6
Singapore	0.4
Finland	0.4
Austria	0.4
Denmark	0.3
Belgium	0.3
Greece	0.2
Luxembourg	0.2
Ireland	0.2
Portugal	0.1
New Zealand	0.1

101.2%

*	Calculated as a percentage of net assets

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009

Security Description	Shares	Market Value (Note 2)(5)

COMMON STOCK — 91.0%
Australia — 3.0%
AGL Energy, Ltd.	8,793	$98,802
Alumina, Ltd.	33,891	37,182
Amcor, Ltd.	24,691	101,478
AMP, Ltd.	38,895	152,182
Australia and New Zealand Banking Group, Ltd.	39,291	505,454
BHP Billiton, Ltd.	59,865	1,681,858
BlueScope Steel, Ltd.	26,728	51,629
Brambles, Ltd.	30,050	142,689
Commonwealth Bank of Australia	26,700	758,881
CSL, Ltd.	12,827	300,373
Fortescue Metals Group, Ltd.†	27,256	57,902
GPT Group	60,919	25,368
Incitec Pivot, Ltd.	26,840	58,073
Leighton Holdings, Ltd.	3,312	60,782
Macquarie Group, Ltd.	5,363	137,981
Macquarie Infrastructure Group	31,356	35,219
National Australia Bank, Ltd.	36,216	644,080
Newcrest Mining, Ltd.	8,551	226,342
Orica, Ltd.	10,104	163,462
Origin Energy, Ltd.	17,235	204,577
QBE Insurance Group, Ltd.	20,337	318,508
Santos, Ltd.	12,511	146,958
Sims Metal Management, Ltd.	4,655	86,548
SP AusNet	339,800	218,026
Transurban Group	22,307	72,668
Westfield Group	54,087	476,032
Westpac Banking Corp.	56,866	863,934
Woodside Petroleum, Ltd.	11,181	390,089
WorleyParsons, Ltd.	5,543	100,297

		8,117,374

Austria — 0.4%
Erste Group Bank AG	2,278	55,379
Oesterreichische Elektrizitaetswirtschafts AG	6,137	332,464
OMV AG	12,546	508,763
Voestalpine AG	2,683	77,405

		974,011

Belgium — 0.3%
Belgacom SA	2,850	89,575
Colruyt SA	492	115,963
Dexia SA†	11,210	71,391
Fortis†	35,636	136,717
KBC Groep NV†	5,678	118,759
Solvay SA	1,513	138,660
Umicore	2,492	60,171

		731,236

Bermuda — 0.7%
Accenture, Ltd., Class A	14,499	433,955
Cheung Kong Infrastructure Holdings, Ltd.	96,000	356,115
Cooper Industries, Ltd., Class A	5,624	184,580
Esprit Holdings, Ltd.	19,000	120,865
Li & Fung, Ltd.	60,000	160,663
Mongolia Energy Co., Ltd.†	27,000	11,298
Noble Group, Ltd.	462,000	506,594
NWS Holdings, Ltd.	15,000	32,794
Seadrill, Ltd.	9,200	135,209

		1,942,073

Canada — 4.7%
Agnico - Eagle Mines, Ltd.	2,200	136,000
Agrium, Inc.	3,000	146,490
Alimentation Couche Tard, Inc.	4,600	56,502
Bank of Montreal	8,200	328,976

Security Description	Shares	Market Value (Note 2)(5)

Canada (continued)
Bank of Nova Scotia	18,400	$643,473
Barrick Gold Corp.	14,400	545,663
Brookfield Asset Management, Inc.	9,200	160,363
Canadian Imperial Bank of Commerce	6,000	299,849
Canadian Natural Resources, Ltd.	10,400	616,427
Canadian Oil Sands Trust	6,500	166,705
Canadian Pacific Railway, Ltd.	2,800	113,872
Canadian Tire Corp., Ltd., Class A	500	22,166
Enbridge, Inc.	8,100	287,126
Enerplus Resources Fund	1,000	23,549
Ensign Energy Services, Inc.	900	13,693
Fairfax Financial Holdings, Ltd.	200	51,666
First Quantum Minerals, Ltd.	1,700	75,739
Fortis, Inc. Canada	17,000	373,712
George Weston Ltd.	2,100	118,777
Goldcorp, Inc.	11,900	470,332
Husky Energy, Inc.	6,200	190,302
Imperial Oil, Ltd.	6,300	256,097
Kinross Gold Corp.	13,200	264,907
Loblaw Cos., Ltd.	3,400	111,864
Magna International, Inc.	2,600	86,210
Manulife Financial Corp.	27,600	594,092
Nexen, Inc.	10,000	245,019
Penn West Energy Trust	8,300	116,090
Petro - Canada	9,800	426,380
Potash Corp. of Saskatchewan	5,300	611,193
Power Corp. of Canada	4,400	102,529
Research In Motion, Ltd.†	8,100	634,571
Rogers Communications, Inc., Class B	7,500	222,716
Royal Bank of Canada	22,700	908,624
Shaw Communications, Inc., Class B	6,200	107,332
Shoppers Drug Mart Corp.	13,200	536,343
Silver Wheaton Corp.†	2,400	25,259
Sino - Forest Corp.†	2,600	30,245
Sun Life Financial, Inc.	12,600	331,345
Suncor Energy, Inc.	19,200	672,681
Talisman Energy, Inc.	24,400	395,809
Teck Cominco, Ltd.†	13,100	205,784
TELUS Corp. (Non Voting Shares)	2,900	83,673
TELUS Corp.	2,200	65,189
Thomson Corp.	3,700	112,957
Toronto - Dominion Bank	13,800	702,798
TransAlta Corp.	3,200	58,622
Yamana Gold, Inc.	10,700	125,842

		12,875,553

Cayman Islands — 0.0%
Kingboard Chemical Holdings, Ltd.	3,000	7,774

Denmark — 0.3%
Danisco A/S	3,500	133,571
Danske Bank A/S†	6,900	118,695
FLSmidth & Co. A/S†	1,925	71,604
Novo Nordisk A/S, Class B	5,900	307,231
Vestas Wind Systems A/S†	3,643	266,581

		897,682

Finland — 0.4%
Kesko Oyj, Class B	2,829	81,982
Kone Oyj, Class B	4,177	126,881
Metso Corp.	9,062	174,280
Neste Oil Oyj	30,397	471,159
Outokumpu Oyj	4,214	84,553
Rautaruukki Oyj	5,788	131,618
Stora Enso Oyj, Class R†	18,283	109,699

		1,180,172

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)(5)

COMMON STOCK (continued)
France — 4.5%
Air France - KLM	8,586	$137,109
Atos Origin SA	1,741	58,780
AXA SA	29,250	547,746
BNP Paribas	15,386	1,069,689
Cie Generale de Geophysique - Veritas†	5,960	105,345
Credit Agricole SA	24,993	372,459
Danone	15,990	796,735
Eiffage SA	1,607	98,576
Eramet	396	110,276
Essilor International SA	2,264	104,298
France Telecom SA	57,317	1,401,477
Hermes International	1,349	182,029
Imerys SA†	1,632	70,003
L’Oreal SA	14,108	1,115,416
Lagardere SCA	2,934	98,122
Legrand SA	16,779	355,383
Natixis†	48,211	99,192
Neopost SA	1,497	124,947
Peugeot SA†	4,511	138,353
PPR	2,201	186,275
Publicis Groupe	5,359	174,001
Sanofi - Aventis SA	24,506	1,561,171
Societe Generale	9,609	561,225
Suez Environnement SA	18,441	335,242
Technip SA	3,615	179,110
Unibail - Rodamco	955	153,699
Vallourec SA	1,734	219,100
Veolia Environnement	16,454	486,196
Vinci SA	12,207	587,724
Vivendi	35,242	930,398

		12,360,076

Germany — 3.1%
Allianz SE	9,077	894,815
BASF SE	34,710	1,465,796
Bayerische Motoren Werke AG	6,780	244,357
Beiersdorf AG	5,550	273,179
Commerzbank AG†	18,176	143,402
Deutsche Boerse AG	3,207	280,004
Deutsche Telekom AG	95,965	1,103,674
Fraport AG	1,046	42,912
Fresenius Medical Care AG	2,290	95,981
Fresenius SE	1,931	93,176
GEA Group AG	5,570	87,531
HeidelbergCement AG	3,995	144,405
Hochtief AG	1,566	75,964
K&S AG	3,224	240,060
Linde AG	7,434	621,004
Merck KGaA	456	43,908
Metro AG	9,730	524,414
Muenchener Rueckversicherungs AG	4,217	591,683
Puma AG Rudolf Dassler Sport	534	123,259
Q - Cells SE†	1,988	50,201
Salzgitter AG	1,866	174,556
SAP AG	19,560	842,065
Solarworld AG	4,481	140,187
Suedzucker AG	8,647	179,737
TUI AG†	6,295	55,874
Wacker Chemie AG	955	119,543

		8,651,687

Security Description	Shares	Market Value (Note 2)(5)

Greece — 0.2%
Coca-Cola Hellenic Bottling Co. SA	6,954	$143,264
Hellenic Petroleum SA	21,215	212,982
National Bank of Greece SA†	5,062	140,102
Public Power Corp. SA	4,412	100,207

		596,555

Hong Kong — 0.8%
BOC Hong Kong Holdings, Ltd.	34,000	53,911
Hang Lung Properties, Ltd.	40,000	133,752
Hang Seng Bank, Ltd.	7,000	100,499
Henderson Land Development Co., Ltd.	34,000	204,754
Hong Kong & China Gas Co., Ltd.	31,000	62,844
Hong Kong Exchanges & Clearing, Ltd.	21,800	338,391
Hong Kong Electric Holdings, Ltd.	80,500	432,306
MTR Corp., Ltd.	15,500	48,964
New World Development Co., Ltd.	64,000	120,886
Sino Land Co., Ltd.	42,000	78,663
Sun Hung Kai Properties, Ltd.	42,000	524,706
Swire Pacific, Ltd., Class A	10,500	105,245
Wharf Holdings, Ltd.	20,000	83,111

		2,288,032

Ireland — 0.2%
CRH PLC (Ireland)	15,122	358,159
Kerry Group PLC	4,389	104,465

		462,624

Israel — 0.1%
Teva Pharmaceutical Industries, Ltd. ADR	2,834	131,384

Italy — 2.3%
A2A SpA	133,836	252,665
ACEA SpA	7,800	101,122
Assicurazione Generali SpA	17,032	380,878
Atlantia SpA	4,317	91,450
Bulgari SpA	7,438	41,125
ENI SpA	76,409	1,849,689
Intesa Sanpaolo SpA†	185,621	671,481
Italcementi SpA	7,607	48,589
Luxottica Group SpA†	12,868	267,957
Mediaset SpA	7,672	45,230
Parmalat SpA	57,459	142,466
Prysmian SpA	4,778	69,627
Saipem SpA	8,218	209,865
Saras SpA	77,976	232,351
Snam Rete Gas SpA	61,261	265,318
Telecom Italia SpA (Chi - X)	218,682	308,302
Telecom Italia SpA (Milan)	216,009	221,022
Terna Rete Elettrica Nazionale SpA	130,777	480,615
UniCredit SpA†	274,354	721,395

		6,401,147

Japan — 10.4%
ACOM Co., Ltd.	740	19,349
Aeon Co., Ltd.	37,000	343,988
Aeon Mall Co., Ltd.	1,000	17,126
Aisin Seiki Co., Ltd.	5,700	113,737
Ajinomoto Co., Inc.	20,000	149,120
Amada Co., Ltd.	11,000	73,376
Asahi Glass Co., Ltd.	38,000	279,658
Astellas Pharma, Inc.	11,200	380,735
Canon Marketing Japan, Inc.	5,600	76,213
Canon, Inc.	23,800	790,166
Casio Computer Co., Ltd.	2,300	20,736
Central Japan Railway Co.	47	301,210

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)(5)

COMMON STOCK (continued)
Japan (continued)
Chugai Pharmaceutical Co., Ltd.	4,100	$74,885
Chuo Mitsui Trust Holdings, Inc.	5,000	18,457
Coca - Cola West Japan Co., Ltd.	7,700	131,490
Cosmo Oil Co., Ltd.	5,000	18,205
Dai Nippon Printing Co., Ltd.	20,000	256,403
Daido Steel Co., Ltd.	8,000	34,955
Daihatsu Motor Co., Ltd.	43,000	417,162
Daiichi Sankyo Co., Ltd.	14,500	271,531
Daito Trust Construction Co., Ltd.	1,200	54,471
Daiwa House Industry Co., Ltd.	12,000	114,529
Daiwa Securities Group, Inc.	33,000	208,162
Denso Corp.	13,000	312,185
Dentsu, Inc.	5,800	112,240
East Japan Railway Co.	10,400	621,260
Eisai Co., Ltd.	5,000	170,996
Fast Retailing Co., Ltd.	1,200	142,572
Fuji Television Network, Inc.	12	15,724
FUJIFILM Holdings Corp.	13,500	390,226
Furukawa Electric Co., Ltd.	15,000	54,766
Hankyu Hanshin Holdings, Inc.	32,000	157,053
Hino Motors, Ltd.	13,000	38,548
Hitachi Construction Machinery Co., Ltd.	3,500	58,179
Hitachi Metals, Ltd.	7,000	66,690
Honda Motor Co., Ltd.	37,000	1,074,041
Hoya Corp.	9,700	203,212
Ibiden Co., Ltd.	2,300	66,136
Idemitsu Kosan Co., Ltd.	400	33,695
INPEX Corp.	6	48,897
Isetan Mitsukoshi Holdings, Ltd.	7,600	68,019
Isuzu Motors, Ltd.	145,000	252,021
Ito En, Ltd.	5,000	68,328
J Front Retailing Co., Ltd.	9,000	36,968
Japan Airlines Corp.†	25,000	48,593
JGC Corp.	4,000	66,852
JSR Corp.	4,000	59,873
JTEKT Corp.	9,500	83,622
Jupiter Telecommunications Co.	130	95,942
Kao Corp.	16,000	352,391
Kawasaki Kisen Kaisha, Ltd.	13,000	59,101
KDDI Corp.	58	303,615
Keihin Electric Express Railway Co., Ltd.	4,000	30,725
Keyence Corp.	1,200	250,508
Kikkoman Corp.	3,000	30,414
Kintetsu Corp.	41,000	183,869
Konica Minolta Holdings, Inc.	9,500	99,858
Kubota Corp.	28,000	208,046
Kuraray Co., Ltd.	9,000	90,429
Kurita Water Industries, Ltd.	3,000	83,146
Kyocera Corp.	4,300	340,691
Makita Corp.	2,300	51,312
Maruichi Steel Tube, Ltd.	3,000	57,174
Mazda Motor Corp.	101,000	263,077
Mitsubishi Chemical Holdings Corp.	41,500	192,678
Mitsubishi Estate Co., Ltd.	26,000	428,741
Mitsubishi Materials Corp.	37,000	124,097
Mitsubishi Motors Corp.†	160,000	256,307
Mitsubishi Tanabe Pharma Corp.	3,000	33,284
Mitsubishi UFJ Financial Group, Inc.	148,700	938,343
Mitsui Chemicals, Inc.	17,000	59,151
Mitsui Fudosan Co., Ltd.	21,000	350,808
Mitsui O.S.K. Lines, Ltd.	25,000	178,195
Mitsui Sumitomo Insurance Group Holdings, Inc.	8,200	241,396
Mitsumi Electric Co., Ltd.	3,400	65,903
Mizuho Financial Group, Inc.	168,500	405,318
Murata Manufacturing Co., Ltd.	5,200	222,435

Security Description	Shares	Market Value (Note 2)(5)

NGK Insulators, Ltd.	7,000	$125,247
NGK Spark Plug Co., Ltd.	3,000	26,380
Nidec Corp.	2,500	143,762
Nikon Corp.	8,000	120,528
Nippon Building Fund, Inc.	10	88,285
Nippon Electric Glass Co., Ltd.	6,000	58,300
Nippon Express Co., Ltd.	18,000	76,385
Nippon Meat Packers, Inc.	4,000	48,258
Nippon Mining Holdings, Inc.	16,000	91,103
Nippon Sheet Glass Co., Ltd.	14,000	40,364
Nippon Telegraph and Telephone Corp.	15,200	631,844
Nippon Yusen Kabushiki Kaisha	30,000	144,240
Nipponkoa Insurance Co., Ltd.	6,000	35,014
Nisshin Seifun Group, Inc.	3,000	34,149
Nisshin Steel Co., Ltd.	28,000	63,132
Nissin Food Products Co., Ltd.	2,400	74,945
Nitori Co., Ltd.	150	9,101
Nitto Denko Corp.	4,200	117,911
NOK Corp.	1,400	18,082
Nomura Holdings, Inc.	59,000	445,736
Nomura Real Estate Holdings, Inc.	600	10,765
Nomura Research Institute, Ltd.	2,700	49,748
NSK, Ltd.	15,000	72,803
NTN Corp.	12,000	40,872
NTT Data Corp.	44	131,133
NTT DoCoMo, Inc.	343	512,743
Obayashi Corp.	9,000	40,980
Odakyu Electric Railway Co., Ltd.	14,000	120,069
Olympus Corp.	4,000	78,752
Ono Pharmaceutical Co., Ltd.	700	31,399
ORACLE Corp.	3,300	117,946
Oriental Land Co., Ltd.	2,500	165,789
ORIX Corp.	1,820	114,920
Osaka Gas Co., Ltd.	69,000	218,182
Panasonic Corp.	47,000	677,819
Panasonic Electric Works Co., Ltd.	25,000	207,501
Rakuten, Inc.	165	90,740
Resona Holdings, Inc.	9,600	145,199
Rohm Co., Ltd.	2,500	164,017
Sanyo Electric Co., Ltd.†	20,000	50,301
Secom Co., Ltd.	5,200	216,713
Seiko Epson Corp.	7,300	107,807
Sekisui Chemical Co., Ltd.	10,000	61,055
Sekisui House, Ltd.	14,000	135,795
Sharp Corp.	26,000	296,169
Shimamura Co., Ltd.	300	23,199
Shimizu Corp.	14,000	63,206
Shin-Etsu Chemical Co., Ltd.	8,400	440,734
Shinsei Bank, Ltd.†	12,000	16,201
Shionogi & Co., Ltd.	4,000	79,019
Shiseido Co., Ltd.	13,000	222,344
Showa Shell Sekiyu K.K.	3,600	35,707
SMC Corp.	2,500	267,244
Softbank Corp.	12,300	224,772
Sompo Japan Insurance, Inc.	16,000	117,554
Sony Financial Holdings, Inc.	14	40,916
Square Enix Co., Ltd.	3,400	75,339
Stanley Electric Co., Ltd.	2,100	33,802
Sumco Corp.	2,600	40,283
Sumitomo Chemical Co., Ltd.	38,000	167,827
Sumitomo Electric Industries, Ltd.	29,000	330,410
Sumitomo Metal Industries, Ltd.	99,000	268,701
Sumitomo Mitsui Financial Group, Inc.	12,900	499,320
Sumitomo Realty & Development Co., Ltd.	8,000	122,425
Sumitomo Rubber Industries, Inc.	1,800	12,363
T&D Holdings, Inc.	4,900	140,035

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)(5)

COMMON STOCK (continued)
Japan (continued)
Takashimaya Co., Ltd.	6,000	$37,880
Takeda Pharmaceutical Co., Ltd.	17,900	709,893
TDK Corp.	2,600	117,978
Teijin, Ltd.	20,000	55,094
Terumo Corp.	3,500	147,071
The Bank of Yokohama, Ltd.	16,000	79,094
The Chiba Bank, Ltd.	5,000	30,438
The Sumitomo Trust & Banking Co., Ltd.	21,000	99,775
THK Co., Ltd.	2,800	42,284
Tobu Railway Co., Ltd.	11,000	59,985
Toho Co., Ltd.	1,800	24,580
Toho Gas Co., Ltd.	5,000	20,458
Tokio Marine Holdings, Inc.	14,800	436,493
Tokyo Broadcasting System, Inc.	1,100	15,657
Tokyo Electron, Ltd.	3,800	174,833
Tokyo Gas Co., Ltd.	76,000	279,281
Tokyo Steel Manufacturing Co., Ltd.	3,500	41,289
Tokyu Corp.	20,000	91,054
TonenGeneral Sekiyu K.K.	11,000	115,490
Toppan Printing Co., Ltd.	14,000	126,545
Toray Industries, Inc.	39,000	193,388
Toyo Seikan Kaisha, Ltd.	3,900	72,935
Toyo Suisan Kaisha, Ltd.	1,000	22,054
Toyoda Gosei Co., Ltd.	1,600	35,374
Toyota Boshoku Corp	2,600	32,865
Toyota Industries Corp.	7,900	204,726
Trend Micro, Inc.	2,500	83,045
Uni-Charm Corp.	1,800	125,752
UNY Co., Ltd.	10,000	79,026
USS Co., Ltd.	2,740	155,742
West Japan Railway Co.	54	177,006
Yahoo! Japan Corp.	482	128,584
Yakult Honsha Co., Ltd.	3,100	56,222
Yamada Denki Co., Ltd.	2,070	118,543
Yamaha Motor Co., Ltd.	37,600	426,084
Yamato Kogyo Co., Ltd.	1,800	48,514
Yamato Transport Co., Ltd.	11,000	137,020
Yamazaki Baking Co., Ltd.	2,000	20,627

		28,709,377

Luxembourg — 0.2%
Millicom International Cellular SA SDR†	2,275	139,211
SES FDR	7,117	142,411
Tenaris SA	16,400	251,018

		532,640

Mauritius — 0.0%
Golden Agri-Resources, Ltd.	97,000	28,602

Netherlands — 1.2%
Aegon NV	47,823	300,652
ASML Holding NV	21,118	435,677
Boskalis Westminster	1,922	47,963
ING Groep NV	41,693	444,665
Koninklijke Ahold NV	52,079	631,556
Koninklijke KPN NV	52,228	687,103
Randstad Holding NV†	2,793	86,233
Reed Elsevier NV	15,522	187,361
STMicroelectronics NV	34,043	253,159
TNT NV	8,845	173,999
Wolters Kluwer NV	8,809	167,330

		3,415,698

Netherlands Antilles — 0.9%
Schlumberger, Ltd.	40,877	2,339,391

Security Description	Shares	Market Value (Note 2)(5)

New Zealand — 0.1%
Contact Energy, Ltd.	45,143	$165,940

Norway — 0.6%
Norsk Hydro ASA†	34,600	186,326
Orkla ASA	20,300	166,615
Renewable Energy Corp. AS†	4,650	50,383
StatoilHydro ASA	58,500	1,232,419
Yara International ASA	3,080	101,532

		1,737,275

Portugal — 0.1%
Galp Energia, SGPS, S.A.	14,700	231,564

Singapore — 0.4%
CapitaLand, Ltd.	38,000	100,214
DBS Group Holdings, Ltd.	50,000	409,458
Jardine Cycle & Carriage, Ltd.	6,000	68,599
Oversea-Chinese Banking Corp.	32,000	160,721
Singapore Airlines, Ltd.	28,000	242,679
Singapore Telecommunications, Ltd.	21,000	43,929
United Overseas Bank, Ltd.	18,000	178,082

		1,203,682

Spain — 1.9%
Abertis Infraestructuras SA	11,786	222,254
Acerinox SA	7,846	141,905
ACS Actividades de Construccion y Servicios SA	6,133	320,426
Banco Bilbao Vizcaya Argentaria SA	87,628	1,080,812
Banco Popular Espanol SA	7,785	70,112
Banco Santander SA (Barcelona)	170,800	1,841,457
Cintra Concesiones de Infraestructuras de Transporte SA	6,160	40,504
Enagas	4,076	75,300
Gamesa Corp. Tecnologica SA	7,209	162,310
Grupo Ferrovial SA	2,930	100,158
Iberdrola Renovables SA†	54,502	270,183
Industria de Diseno Textil SA	9,480	427,849
Red Electrica Corp. SA	8,286	387,383
Sacyr Vallehermoso SA	5,228	85,573

		5,226,226

Sweden — 1.4%
Alfa Laval AB	19,351	185,033
Assa Abloy AB, Class B	13,516	178,478
Atlas Copco AB, Class A	35,600	360,555
Atlas Copco AB, Class B	9,600	86,674
Electrolux AB, Class B†	14,110	180,406
Hennes & Mauritz AB, Class B	12,375	591,063
Holmen AB	2,800	69,445
Husqvarna AB, Class B†	16,200	95,016
Nordea Bank AB	87,600	701,883
Sandvik AB	37,783	312,406
Securitas AB, Class B	7,400	63,036
Skandinaviska Enskilda Banken AB, Class A†	31,776	140,502
Skanska AB, Class B	26,174	289,217
Svenska Cellulosa AB, Class B	18,000	208,283
Svenska Handelsbanken AB, Class A	11,100	216,843
Tele2 AB, Class B	18,000	182,728

		3,861,568

Switzerland — 3.6%
Aryzta AG†	2,199	65,214
Credit Suisse Group AG	21,942	981,931
Geberit AG	2,340	288,859
Givaudan SA	222	145,732
Julius Baer Holding AG	2,858	121,775
Kuehne & Nagel International AG	2,640	205,872

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)(5)

COMMON STOCK (continued)
Switzerland (continued)
Lindt & Spruengli AG	3	$66,935
Lindt & Spruengli AG (Participation Certificate)	67	121,640
Logitech International SA†	12,276	174,854
Lonza Group AG	1,800	186,111
Novartis AG	51,962	2,077,505
Roche Holding AG	13,190	1,799,927
Sulzer AG	1,892	127,709
Swatch Group AG	8,869	306,991
Swiss Life Holding AG†	488	41,461
Swiss Reinsurance	4,371	142,941
Swisscom AG	992	293,406
Syngenta AG	2,510	611,047
The Swatch Group AG, Class B	2,052	342,039
Transocean, Ltd.†	2,672	212,371
UBS AG†	52,530	794,176
Zurich Financial Services AG	3,970	743,356

		9,851,852

United Kingdom — 9.4%
Anglo American PLC	28,775	842,264
Antofagasta PLC	21,618	223,332
Associated British Foods PLC	66,146	785,254
AstraZeneca PLC	32,077	1,337,152
Aviva PLC	59,645	329,305
Balfour Beatty PLC	9,111	50,135
Barclays PLC	161,693	779,494
BG Group PLC	97,450	1,785,888
BHP Billiton PLC	59,299	1,420,601
British Airways PLC	21,764	55,400
British Land Co. PLC	8,842	56,128
BT Group PLC	155,071	221,781
Bunzl PLC	8,950	74,060
Burberry Group PLC	12,348	77,108
Cable & Wireless PLC	64,403	140,938
Cadbury PLC	120,157	1,050,247
Cairn Energy PLC†	14,243	578,884
Carnival PLC	8,655	225,438
Compass Group PLC	76,305	441,583
Drax Group PLC	16,888	134,622
Eurasian Natural Resources Corp.	13,971	148,771
Experian PLC	47,496	351,709
FirstGroup PLC	10,291	62,117
GlaxoSmithKline PLC	120,759	2,035,476
HSBC Holdings PLC	338,635	3,092,627
ICAP PLC	10,755	69,117
International Power PLC	56,327	250,413
Invensys PLC†	67,760	257,195
Johnson Matthey PLC	3,239	63,379
Kazakhmys PLC	10,548	119,925
Kingfisher PLC	56,906	164,287
Land Securities Group PLC	15,114	120,481
Legal & General Group PLC	211,930	208,773
Lonmin PLC	4,802	111,453
Man Group PLC, Class B	31,029	122,899
Mondi PLC	25,391	89,343
Old Mutual PLC	86,787	103,465
Pearson PLC	25,235	267,068
Prudential PLC	69,019	481,701
Reckitt Benckiser Group PLC	28,301	1,227,677
Rexam PLC	24,913	125,546
Royal & Sun Alliance Insurance Group PLC	32,899	67,349
Severn Trent PLC	11,328	205,709
Shire PLC	6,406	88,886
Smith & Nephew PLC	7,871	57,406
Standard Chartered PLC	32,343	660,569

Security Description	Shares	Market Value (Note 2)(5)

United Kingdom (continued)
Standard Life PLC	34,014	$109,280
Tate & Lyle PLC	31,202	151,191
The Sage Group PLC	75,759	234,435
Thomas Cook Group PLC	13,776	49,841
Thomson Reuters PLC	2,826	77,441
Tomkins PLC	76,823	176,782
TUI Travel PLC	43,489	176,084
Tullow Oil PLC	56,396	911,279
United Utilities Group PLC	57,337	497,490
Vodafone Group PLC	1,200,501	2,259,217
Wolseley PLC†	4,490	76,179

		25,882,174

United States — 39.8%
Abbott Laboratories	50,395	2,270,799
Aetna, Inc.	2,036	54,524
AFLAC, Inc.	8,410	298,555
Air Products & Chemicals, Inc.	17,484	1,132,614
Allegheny Energy, Inc.#	13,094	327,350
Allergan, Inc.	5,286	233,271
Amazon.com, Inc.†	4,120	321,319
American Express Co.	32,672	811,899
American Tower Corp., Class A†	16,037	511,099
Amgen, Inc.†	38,875	1,941,417
Annaly Capital Management, Inc.	23,893	333,068
Apache Corp.	21,261	1,791,452
Apple, Inc.†	21,053	2,859,208
Applied Materials, Inc.	60,584	682,176
Archer-Daniels-Midland Co.	22,466	618,264
Automatic Data Processing, Inc.	31,675	1,203,967
Bank of America Corp.	132,840	1,497,107
BB&T Corp.#	15,027	336,905
Best Buy Co., Inc.#	3,998	140,330
Boston Scientific Corp.†	42,249	397,141
Bristol - Myers Squibb Co.	91,191	1,816,525
Broadcom Corp., Class A†	9,820	250,214
C.H. Robinson Worldwide, Inc.#	3,956	201,044
Capital One Financial Corp.#	10,289	251,463
Cardinal Health, Inc.	3,062	109,466
Caterpillar, Inc.#	32,662	1,158,195
CenterPoint Energy, Inc.	23,890	241,767
CenturyTel, Inc.#	1,956	60,343
Chesapeake Energy Corp.#	25,709	582,566
Chubb Corp.	16,160	640,744
Cisco Systems, Inc.†	151,644	2,805,414
Citigroup, Inc.#	146,290	544,199
Clorox Co.	1,865	97,801
CME Group, Inc.	1,066	342,868
Colgate - Palmolive Co.	27,172	1,791,993
Costco Wholesale Corp.	20,264	983,209
CSX Corp.	30,552	970,332
Cummins, Inc.	4,017	130,271
CVS Caremark Corp.	55,922	1,666,476
Danaher Corp.#	25,725	1,552,504
Deere & Co.	17,662	767,767
Dell, Inc.†	30,395	351,974
Devon Energy Corp.	26,987	1,706,658
eBay, Inc.†	14,647	258,080
Ecolab, Inc.	7,344	274,298
El Paso Corp.	15,505	151,174
Eli Lilly & Co.	51,999	1,797,605
Embarq Corp.	16,507	693,624
EMC Corp.†#	48,139	565,633
EOG Resources, Inc.	11,209	820,387
Express Scripts, Inc.†	1,422	91,079

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)(5)

COMMON STOCK (continued)
United States (continued)
Fluor Corp.	5,001	$234,947
Franklin Resources, Inc.	6,027	402,905
General Mills, Inc.	20,575	1,053,028
Gilead Sciences, Inc.†	27,314	1,177,233
Google, Inc., Class A†	5,076	2,117,859
H.J. Heinz Co.	12,158	444,740
Halliburton Co.	25,604	587,100
Hess Corp.	20,475	1,363,430
Hewlett - Packard Co.	69,673	2,393,268
JPMorgan Chase & Co.	90,524	3,340,336
Kellogg Co.	16,405	709,516
Kimberly - Clark Corp.	30,723	1,594,216
Kohl’s Corp.†	4,730	200,883
Lowe’s Cos., Inc.	63,046	1,198,504
Marsh & McLennan Cos., Inc.	25,061	474,154
Mastercard, Inc., Class A#	1,385	244,217
McDonald’s Corp.	39,748	2,344,734
Medco Health Solutions, Inc.†	13,531	620,938
Medtronic, Inc.	54,530	1,873,105
Merck & Co., Inc.	79,850	2,202,263
MetLife, Inc.	24,559	773,608
Microsoft Corp.	173,450	3,623,370
Mirant Corp.†	6,107	95,330
Murphy Oil Corp.	15,376	907,338
National - Oilwell Varco, Inc.†	5,108	197,271
News Corp., Class A	111,566	1,091,115
NIKE, Inc., Class B	27,235	1,553,757
Noble Energy, Inc.	3,890	231,377
Norfolk Southern Corp.	33,605	1,250,106
Northeast Utilities	11,815	245,634
Northern Trust Corp.	2,232	128,675
NSTAR#	6,670	200,567
Omnicom Group, Inc.	2,342	71,431
Oracle Corp.	125,191	2,452,492
PACCAR, Inc.#	26,499	790,995
Pepco Holdings, Inc.	40,405	524,457
PNC Financial Services Group, Inc.	6,358	289,607
Praxair, Inc.	22,425	1,641,510
Precision Castparts Corp.	11,649	961,858
Prudential Financial, Inc.	7,849	313,254
QUALCOMM, Inc.	54,504	2,375,829
Qwest Communications International, Inc.#	109,192	476,077
Safeway, Inc.	30,999	628,040
Schering - Plough Corp.	36,654	894,358
ESC Seagate Technology(1)(2)(3)	22,401	0
Simon Property Group, Inc.	5,488	293,443
Southern Copper Corp.	17,562	367,573
Southwest Airlines Co.#	8,376	56,454
Southwestern Energy Co.†	5,244	227,957
Spectra Energy Corp.	89,278	1,432,912
Sprint Nextel Corp.†	85,642	441,056
St. Jude Medical, Inc.†	2,948	115,031
State Street Corp.	8,257	383,538
Stryker Corp.	14,921	573,563
Synthes, Inc.	1,431	147,117
Sysco Corp.	33,812	810,136
Target Corp.	28,759	1,130,229
The AES Corp.†	55,420	553,646
The Allstate Corp.	20,585	529,652
The Bank of New York Mellon Corp.	42,672	1,185,428
The Charles Schwab Corp.	26,946	474,250
The Coca - Cola Co.	57,573	2,830,289
The DIRECTV Group, Inc.†#	9,986	224,685
The Mosaic Co.	5,780	316,166
The Sherwin - Williams Co.#	1,982	104,650

Security Description	Shares/ Principal Amount		Market Value (Note 2)(5)

United States (continued)
The Travelers Cos., Inc.		39,694	$1,613,958
The Walt Disney Co.		67,482	1,634,414
The Western Union Co.		4,705	82,949
The Williams Cos., Inc.		36,606	614,249
Time Warner, Inc.		51,256	1,200,416
TJX Cos., Inc.		2,366	69,821
UnitedHealth Group, Inc.		36,564	972,602
US Bancorp		52,024	998,861
Viacom, Inc., Class B†		6,602	146,366
Visa, Inc., Class A		3,882	262,850
Walgreen Co.		35,051	1,044,169
WellPoint, Inc.†		12,266	571,228
Windstream Corp.		33,778	284,073
Yahoo!, Inc.†		10,322	163,501

			109,590,802

Total Common Stock
(cost $301,400,779)			250,394,171

PREFERRED STOCK — 0.3%
Germany — 0.3%
Bayerische Motoren Werke Ag		15,862	354,551
Henkel AG & Co. KGaA		14,426	444,927

Total Preferred Stock
(Cost $792,130)			799,478

RIGHTS — 0.0%
Australia — 0.0%
GPT Group Expries 06/09/09†	AUD	60,919	7,806
Santos, Ltd. Expires 06/05/09†	AUD	5,004	8,416
SP AusNet Expires 06/05/09†	AUD	84,950	1,361

			17,583

Belgium — 0.0%
Fortis, Inc. Expires 07/04/14†	EUR	40,145	0

United Kingdom — 0.0%
Lonmin PLC Expires 06/03/09†	GBP	1,067	8,718

Total Rights
(cost $0)			26,301

Total Long-Term Investment Securities
(cost $302,192,909)			251,219,950

SHORT-TERM INVESTMENT SECURITIES — 8.0%
Collective Investment Pool — 1.8%
Securities Lending Quality Trust(4)(7)		5,294,812	5,140,483

Commercial Paper — 6.2%
Erste Finance LLC 0.20% due 06/01/09		$13,000,000	13,000,000
UBS Finance Delaware LLC 0.20% due 06/01/09		4,000,000	4,000,000

			17,000,000

U.S. GOVERNMENT TREASURIES — 0.9%
United States — 0.9%
United States Treasury Bills
0.08% due 06/04/09@		300,000	299,998
0.09% due 06/18/09@		325,000	324,987
0.13% due 07/16/09@		600,000	599,901
0.14% due 07/16/09@		100,000	99,982
0.15% due 07/16/09@		230,000	229,957
0.15% due 08/06/09@		1,000,000	999,749

			2,554,574

Total Short-Term Investment Securities
(cost $24,849,362)			24,695,057

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 (continued)

Security Description	Principal Amount	Market Value (Note 2)(5)

REPURCHASE AGREEMENT — 1.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/29/09, to be repurchased 06/01/09 in the amount of $2,720,002 and collateralized by Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.88% due 04/30/10 and having approximate value of $2,801,650. (cost $2,720,000)	2,720,000	$2,720,000

TOTAL INVESTMENTS
(cost $329,762,271)(6)	101.2%	278,635,007
Liabilities in excess of other assets	(1.2)	(3,341,522)

NET ASSETS —	100.0%	$275,293,485

†	Non-income producing security
#	The security or a portion thereof is out on loan (See Note 2)
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	Fair valued security; see Note 2
(2)	Illiquid security
(3)	To the extent permitted by the Statement of Additional Information, the Global Social Awareness Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2009, the Global Social Awareness Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
ESC Seagate Technology (Common Stock)	11/22/2000	22,401	$0	$0	$0.00	0.00%

(4)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(5)	A substantial number of the portfolio’s holdings were valued using the fair value procedures at May 29, 2009. At May 31, 2009, the aggregate value of these securities was $125,572,730 representing 45.6% of net assets. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(6)	See Note 5 for cost of investments on a tax basis.
(7)	At May 31, 2009, the Fund had loaned securities with a total value of $5,523,848. This was secured by collateral of $5,294,812, which was received in cash and subsequently invested in short-term investments currently valued at $5,140,483 as reported in the portfolio of investments. The remaining collateral of $280,600 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.
The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range
United States Treasury Notes	0.88% to 2.63%	04/15/10 to 07/15/17
United States Treasury Bonds	2.38% to 7.25%	08/15/22 to 01/15/25

ADR—American Depository Receipt

FDR—Fiduciary Depository Receipt

SDR—Swedish Depository Receipt

Open Futures Contracts
Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of May 31, 2009	Unrealized Appreciation (Depreciation)
97 Long	S&P 500 Index	June 2009	$20,401,550	$22,263,925	$1,862,375

See Notes to Financial Statements

VALIC Company I Global Strategy Fund

PORTFOLIO PROFILE — May 31, 2009 (Unaudited)

Industry Allocation*

Sovereign	41.7%
Medical — Drugs	5.9
Oil Companies — Integrated	4.7
Collective Investment Pool	4.5
Multimedia	2.6
Telephone — Integrated	2.6
Telecom Services	2.2
U.S. Municipal Bonds & Notes	2.0
Insurance — Multi-line	1.7
U.S. Government Agencies	1.5
Foreign Government Treasuries	1.4
Banks — Commercial	1.4
Electric — Integrated	1.3
Applications Software	1.2
Enterprise Software/Service	1.1
Transport — Services	1.1
Auto — Cars/Light Trucks	1.1
Diversified Manufacturing Operations	1.0
Electronic Components — Semiconductors	1.0
Medical — Biomedical/Gene	0.9
Beverages — Non-alcoholic	0.9
Electronic Components — Misc.	0.9
Cellular Telecom	0.9
Medical — Generic Drugs	0.7
Networking Products	0.7
Computer Services	0.7
Insurance — Property/Casualty	0.7
Food — Misc.	0.7
Retail — Discount	0.7
Photo Equipment & Supplies	0.7
Toys	0.6
Cable TV	0.6
Insurance — Life/Health	0.6
Aerospace/Defense	0.6
Retail — Apparel/Shoe	0.6
Diversified Minerals	0.6
Security Services	0.5
Publishing — Books	0.5
Medical Labs & Testing Services	0.5
Retail — Building Products	0.5
Medical Instruments	0.5
Banks — Fiduciary	0.5
Food — Catering	0.4
Cable/Satellite TV	0.4
Computers — Memory Devices	0.4
SupraNational	0.4
Insurance Brokers	0.4
Computers — Periphery Equipment	0.4
Real Estate Operations & Development	0.3
Human Resources	0.3
Diversified Operations	0.3
Electric — Transmission	0.3
Investment Management/Advisor Services	0.3
Medical Products	0.3
Insurance — Reinsurance	0.2
Power Converter/Supply Equipment	0.2
Medical — Hospitals	0.2
Distribution/Wholesale	0.2
Building Products — Cement	0.2
Diversified Banking Institutions	0.2
Semiconductor Components — Integrated Circuits	0.2
Metal — Aluminum	0.1

100.8%

Country Allocation*

United States	23.3%
South Korea	8.4
United Kingdom	8.1
France	6.1
Mexico	5.7
Germany	4.1
Brazil	4.0
Sweden	4.0
Indonesia	3.8
Japan	2.5
Australia	2.3
Poland	2.1
Malaysia	2.1
South Africa	2.0
Switzerland	2.0
Bermuda	1.8
Singapore	1.7
Netherlands	1.6
Norway	1.5
Egypt	1.4
Russia	1.3
Hungary	1.2
Italy	1.1
Argentina	1.0
Spain	1.0
Taiwan	0.9
Luxembourg	0.8
New Zealand	0.8
Hong Kong	0.6
Austria	0.5
Israel	0.5
Qatar	0.5
United Arab Emirates	0.5
Cayman Islands	0.4
SupraNational	0.4
China	0.3
Denmark	0.2
Ireland	0.2
Canada	0.1

100.8%

*	Calculated as a percentage of net assets

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 49.2%
Australia — 0.1%
Alumina, Ltd.#(1)	323,481	$354,897

Austria — 0.5%
Telekom Austria AG(1)	120,080	1,854,635

Bermuda — 1.8%
Accenture, Ltd., Class A	84,340	2,524,296
Covidien, Ltd.†	25,291	903,395
Invesco, Ltd.	62,094	971,771
PartnerRe, Ltd.	13,190	860,779
Tyco Electronics, Ltd.	71,521	1,242,320

		6,502,561

Brazil — 0.8%
Petroleo Brasileiro SA ADR	20,910	731,223
Vale SA ADR(1)	125,110	2,030,535

		2,761,758

Cayman Islands — 0.4%
Seagate Technology#	161,636	1,407,849

China — 0.3%
China Telecom Corp., Ltd.(1)	2,536,000	1,200,845

Denmark — 0.2%
Vestas Wind Systems A/S†#(1)	11,598	848,699

France — 4.0%
AXA SA#(1)	119,489	2,237,593
France Telecom SA ADR#	153,242	3,576,668
Sanofi - Aventis(1)	47,002	2,994,294
Total SA#(1)	66,840	3,868,933
Vivendi(1)	55,790	1,472,871

		14,150,359

Germany — 3.7%
Bayerische Motoren Werke AG#(1)	55,255	1,991,434
Deutsche Post AG (Sweden)(1)	144,737	2,002,210
E.ON AG(1)	63,567	2,247,559
Merck KGaA(1)	19,110	1,840,093
Rhoen - Klinikum AG(1)	42,500	844,013
SAP AG ADR	29,010	1,257,584
Siemens AG ADR	39,400	2,893,536

		13,076,429

Hong Kong — 0.6%
Cheung Kong Holdings, Ltd.(1)	96,324	1,194,403
Swire Pacific, Ltd., Class A(1)	111,266	1,115,261

		2,309,664

Ireland — 0.2%
CRH PLC(1)	31,711	739,765

Israel — 0.5%
Check Point Software Technologies, Ltd.†	73,229	1,709,897

Italy — 1.1%
ENI SpA#(1)	97,234	2,353,815
Intesa Sanpaolo SpA†(1)	401,765	1,453,379

		3,807,194

Japan — 2.5%
AIFUL Corp.(1)	49	157
FUJIFILM Holdings Corp.(1)	80,707	2,332,888
Mitsubishi UFJ Financial Group, Inc.(1)	116,000	731,996
Nintendo Co., Ltd.(1)	8,524	2,315,744
Nomura Holdings, Inc.(1)	6	45
Takeda Pharmaceutical Co., Ltd.(1)	47,679	1,890,893

Security Description	Shares	Market Value (Note 2)

Japan (continued)
Toyota Motor Co. ADR#	21,910	$1,756,086

		9,027,809

Netherlands — 1.4%
ING Groep NV(1)	119,487	1,274,355
Koninklijke Philips Electronics NV(1)	98,376	1,854,080
Reed Elsevier NV#	155,953	1,882,461

		5,010,896

Norway — 0.6%
Telenor ASA†(1)	241,162	2,039,115

Singapore — 1.7%
DBS Group Holdings, Ltd.(1)	329,095	2,695,009
Singapore Telecommunications, Ltd.(1)	1,667,000	3,487,164

		6,182,173

South Africa — 0.7%
Sasol, Ltd. ADR	63,630	2,404,578

South Korea — 0.9%
Samsung Electronics Co., Ltd.(1)	7,582	3,399,595

Spain — 1.0%
Telefonica SA ADR	56,803	3,687,651

Switzerland — 2.0%
ACE, Ltd.	57,657	2,536,331
Adecco SA#(1)	26,910	1,174,222
Novartis AG#(1)	43,790	1,750,779
Roche Holding AG(1)	6,360	867,895
Tyco International, Ltd.	25,291	698,285

		7,027,512

Taiwan — 0.9%
Chunghwa Telecom Co., Ltd. ADR	53,294	1,013,119
Lite - On Technology Corp.(1)	1,517,262	1,347,572
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	383,000	718,901

		3,079,592

United Kingdom — 8.1%
Aviva PLC(1)	220,880	1,219,498
BAE Systems PLC(1)	378,499	2,102,337
BP PLC#(1)	426,865	3,523,350
British Sky Broadcasting Group PLC#(1)	133,728	964,783
Compass Group PLC(1)	265,980	1,539,246
G4S PLC(1)	569,643	1,950,823
GlaxoSmithKline PLC(1)	126,106	2,125,604
HSBC Holdings PLC(1)	88,253	793,962
Kingfisher PLC(1)	458,020	1,322,295
National Grid PLC(1)	114,673	1,111,284
Pearson PLC(1)	206,609	2,186,591
Royal Dutch Shell PLC, Class B(1)	142,106	3,864,236
Unilever PLC(1)	101,385	2,390,779
Vodafone Group PLC ADR	163,547	3,077,954
Wolseley PLC†#(1)	46,383	786,955

		28,959,697

United States — 15.2%
Abbott Laboratories	39,799	1,793,343
Amgen, Inc.†	66,240	3,308,026
AON Corp.	37,700	1,357,200
Boston Scientific Corp.†	182,961	1,719,833
Bristol - Myers Squibb Co.	88,390	1,760,729
Cisco Systems, Inc.†	141,870	2,624,595
Comcast Corp., Special Class A	171,115	2,224,495
Dr. Pepper Snapple Group, Inc.†	151,400	3,289,922
Home Depot, Inc.	20,410	472,696

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 (continued)

Security Description	Shares/ Principal Amount(5)		Market Value (Note 2)

COMMON STOCK (continued)
United States (continued)
Merck & Co., Inc.		100,530	$2,772,617
Microsoft Corp.		126,124	2,634,730
News Corp., Class A		206,437	2,018,954
Oracle Corp.		132,880	2,603,119
Pfizer, Inc.		223,479	3,394,646
PG&E Corp.		64,820	2,379,542
Quest Diagnostics, Inc.		35,590	1,858,510
Target Corp.		60,653	2,383,663
The Bank of New York Mellon Corp.		61,870	1,718,749
The Gap, Inc.		116,950	2,087,558
The Progressive Corp.†		150,810	2,432,565
Time Warner Cable, Inc.		16,308	502,123
Time Warner, Inc.		64,972	1,521,644
Torchmark Corp.#		24,500	983,920
United Parcel Service, Inc., Class B		35,370	1,808,822
Viacom, Inc., Class B†		90,980	2,017,027
Watson Pharmaceuticals, Inc.†#		87,350	2,642,337

			54,311,365

Total Common Stock
(cost $226,936,679)			175,854,535

FOREIGN CORPORATE BONDS & NOTES — 0.4%
SupraNational — 0.4%
Corporacion Andina de Fomento Notes 8.13% due 06/04/19 (cost $1,337,655)		1,340,000	1,378,525

FOREIGN GOVERNMENT AGENCIES — 41.7%
Argentina — 1.0%
Republic of Argentina Senior Bonds 1.68% due 08/03/12(2)		11,593,000	3,744,539

Australia — 2.2%
New South Wales Treasury Corp. Local Government Guar. Bonds 5.50% due 03/01/17	AUD	2,575,000	2,004,497
New South Wales Treasury Corp. Local Government Guar. Bonds 6.00% due 05/01/12	AUD	2,510,000	2,088,579
Queensland Treasury Corp. Local Government Guar. 6.00% due 07/14/09	AUD	2,140,000	1,718,892
Queensland Treasury Corp. Local Government Guar. 6.00% due 08/14/13	AUD	525,000	433,927
Queensland Treasury Corp. Local Government Guar. 6.00% due 09/14/17		AUD 1,050,000	839,053
Queensland Treasury Corp. Local Government Guar. 7.13% due 09/18/17*	NZD	1,250,000	825,656

			7,910,604

Brazil — 3.2%
Brazil Nota do Tesouro Nacional Notes 6.00% due 05/15/15	BRL	1,700,000	1,532,160
Brazil Nota do Tesouro Nacional Notes 6.00% due 05/15/45	BRL	4,750,000	4,108,475
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/12	BRL	3,615,000	1,878,400

Security Description	Principal Amount(5)		Market Value (Note 2)

Brazil (continued)
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/14	BRL	2,950,000	$1,468,285
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/17	BRL	5,200,000	2,497,448

			11,484,768

Canada — 0.1%
Province of Ontario Notes 6.25% due 06/16/15	NZD	528,000	330,116

France — 2.1%
Government of France Bonds 4.25% due 10/25/17	EUR	5,200,000	7,626,783

Germany — 0.4%
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 6.50% due 11/15/11	NZD	2,059,000	1,376,801

Hungary — 1.2%
Republic of Hungary Bonds 3.50% due 07/18/16	EUR	135,000	153,506
Republic of Hungary Bonds 3.88% due 02/24/20#	EUR	495,000	532,708
Republic of Hungary Bonds 4.38% due 07/04/17	EUR	685,000	818,285
Republic of Hungary Bonds 5.75% due 06/11/18	EUR	2,105,000	2,727,265

			4,231,764

Indonesia — 3.8%
Republic of Indonesia Senior Bonds 7.75% due 01/17/38		100,000	94,000
Republic of Indonesia Senior Bonds 7.75% due 01/17/38*		1,128,000	1,049,040
Republic of Indonesia Bonds 8.50% due 10/12/35*		100,000	102,000
Republic of Indonesia Bonds 9.00% due 09/15/18	IDR	2,780,000,000	245,061
Republic of Indonesia Bonds 9.50% due 07/15/23	IDR	7,720,000,000	658,942
Republic of Indonesia Bonds 10.00% due 02/15/28	IDR	6,235,000,000	535,191
Republic of indonesia Bonds 10.25% due 07/15/22	IDR	1,280,000,000	117,490
Republic of Indonesia Bonds 10.25% due 07/15/27	IDR	1,640,000,000	144,211
Republic of Indonesia Bonds 10.75% due 05/15/16	IDR	39,900,000,000	4,015,945

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 (continued)

Security Description	Principal Amount(5)		Market Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Indonesia (continued)
Republic of Indonesia Bonds 11.00% due 11/15/20	IDR	21,782,000,000	$2,149,111
Republic of Indonesia Bonds 11.63% due 03/04/19*		1,120,000	1,405,600
Republic of Indonesia Bonds 12.80% due 06/15/21	IDR	15,947,000,000	1,748,189
Republic of Indonesia Bonds 12.90% due 06/15/22	IDR	8,530,000,000	933,915
Republic of Indonesia Bonds 14.28% due 12/15/13	IDR	4,200,000,000	478,295

			13,676,990

Luxembourg — 0.8%
European Investment Bank Senior Notes 4.50% due 05/15/13	NOK	8,500,000	1,398,215
European Investment Bank Senior Notes 6.50% due 09/10/14	NZD	2,400,000	1,579,344

			2,977,559

Malaysia — 2.1%
Government of Malaysia Bonds 3.46% due 07/31/13	MYR	6,960,000	1,960,838
Government of Malaysia Bonds 3.76% due 04/28/11	MYR	900,000	263,502
Government of Malaysia Bonds 3.81% due 02/15/17	MYR	5,615,000	1,574,846
Government of Malaysia Bonds 4.24% due 02/07/18	MYR	13,060,000	3,735,209

			7,534,395

Mexico — 5.7%
United Mexican States Bonds 7.75% due 12/14/17	MXN	19,000,000	1,428,895
United Mexican States Bonds 8.00% due 12/19/13	MXN	32,400,000	2,555,202
United Mexican States Bonds 8.00% due 12/17/15	MXN	53,000,000	4,099,734
United Mexican States Bonds 9.00% due 12/20/12	MXN	4,600,000	378,595
United Mexican States Bonds 10.00% due 12/05/24	MXN	109,200,000	9,483,289
United Mexican States Bonds 10.00% due 11/20/36	MXN	29,000,000	2,541,155

			20,486,870

Netherlands — 0.2%
Government of the Netherlands Bonds 4.50% due 07/15/17	EUR	430,000	637,805

Security Description	Principal Amount(5)		Market Value (Note 2)

New Zealand — 0.8%
Government of New Zealand Bonds 7.00% due 07/15/09	NZD	4,490,000	$2,892,046

Norway — 0.9%
Kingdom of Norway Bonds 6.00% due 05/16/11	NOK	16,000,000	2,729,922
Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	2,050,000	365,765

			3,095,687

Poland — 2.1%
Government of Poland Bonds 4.75% due 04/25/12	PLN	8,885,000	2,715,802
Government of Poland Bonds 5.75% due 04/25/14	PLN	5,380,000	1,677,478
Government of Poland Bonds 5.75% due 09/23/22	PLN	1,590,000	471,711
Government of Poland Bonds 6.25% due 10/24/15	PLN	8,685,000	2,761,679

			7,626,670

Qatar — 0.5%
State of Qatar Senior Notes 6.55% due 04/09/19#*		1,630,000	1,691,125

Russia — 1.3%
Russian Federation Senior Bonds 7.50% due 03/31/30*(3)		4,551,360	4,554,632

South Africa — 1.3%
Republic of South Africa Senior Notes 4.50% due 04/05/16	EUR	275,000	341,143
Republic of South Africa Bonds 5.25% due 05/16/13	EUR	500,000	694,480
Republic of South Africa Bonds 5.88% due 05/30/22		700,000	633,500
Republic of South Africa Senior Notes 6.50% due 06/02/14		120,000	124,200
Republic of South Africa Bonds 6.88% due 05/27/19#		2,910,000	2,924,550

			4,717,873

South Korea — 7.5%
KDICB Redemption Fund Bond Bonds 5.28% due 02/15/13	KRW	1,104,000,000	865,979
Republic of South Korea Bonds 4.75% due 12/10/11	KRW	9,333,650,000	7,642,505
Republic of South Korea Bonds 5.00% due 09/10/16	KRW	80,000,000	62,977

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 (continued)

Security Description	Shares/ Principal Amount(5)		Market Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
South Korea (continued)
Republic of South Korea Bonds 5.25% due 09/10/12	KRW	6,755,000,000	$5,585,961
Republic of South Korea Bonds 5.25% due 03/10/27	KRW	2,956,090,000	2,307,104
Republic of South Korea Bonds 5.50% due 06/10/11	KRW	939,880,000	781,076
Republic of South Korea Bonds 5.50% due 09/10/17	KRW	6,439,240,000	5,250,205
Republic of South Korea Bonds 5.75% due 12/10/10	KRW	1,881,000,000	1,561,485
Republic Of South Korea Bonds 7.13% due 04/16/19		2,470,000	2,633,344

			26,690,636

Sweden — 4.0%
Kingdom of Sweden Bonds 4.00% due 12/01/09	SEK	12,160,000	1,634,762
Kingdom of Sweden Bonds 5.25% due 03/15/11	SEK	56,600,000	8,008,747
Kingdom of Sweden Bonds 5.50% due 10/08/12	SEK	27,480,000	4,013,889
Svensk Exportkredit AB Senior Notes 7.63% due 06/30/14	NZD	715,000	459,795

			14,117,193

United Arab Emirates — 0.5%
Emirate of Abu Dhabi Notes 6.75% due 04/08/19#*		1,600,000	1,660,739

Total Foreign Government Agencies
(cost $154,640,055)			149,065,595

MUNICIPAL BONDS & NOTES — 2.0%
United States — 2.0%
Bay Area Toll Authority California Revenue Bonds Series F-1 5.00% due 04/01/39		380,000	370,766
California State/CA General Obligation 6.00% due 04/01/38		3,140,000	3,233,666
Chicago Board of Education/IL General Obligation Series C-AGC-ICC 5.25% due 12/01/26		155,000	165,384
City of Chicago IL General Obligation Series A 5.00% due 01/01/25		300,000	309,138
Las Vegas Valley Water District General Obligation Series I 5.00% due 06/01/26		250,000	253,488
Lewisville Independent School District/TX General Obligation 5.50% due 08/15/26		345,000	365,655

Security Description	Shares/ Principal Amount(5)		Market Value (Note 2)

United States (continued)
Los Angeles Unified School District/CA General Obligation Series I 5.00% due 07/01/26		115,000	$117,462
Los Angeles Unified School District/CA General Obligation Series I 5.00% due 07/01/27		125,000	126,775
Metropolitan Transportation Authority/NY Revenue Bonds Series A 5.50% due 11/15/21		260,000	291,431
Metropolitan Transportation Authority/NY Revenue Bonds Series B-AGC-ICC 5.25% due 11/15/20		270,000	296,071
Metropolitan Water District of Southern California Revenue Bonds Series A 5.00% due 07/01/37		125,000	127,155
Palomar Pomerado Health/CA General Obligation Series A 5.13% due 08/01/37		1,310,000	1,232,828
Regional Transportatin District/CO Revenue Bonds Series A 5.00% due 11/01/27		370,000	385,321

Total Municipal Bonds & Notes
(cost $7,174,944)			7,275,140

Total Long-Term Investment Securities
(cost $390,089,333)			333,573,795

SHORT-TERM INVESTMENT SECURITIES — 7.5%
Collective Investment Pool — 4.5%
Securities Lending Quality Trust(4)		16,695,960	16,209,321

Foreign Government Treasuries — 1.4%
Egypt Treasury Bills 11.20% due 06/30/09	EGP	1,850,000	326,408
Egypt Treasury Bills 11.30% due 06/30/09	EGP	1,850,000	326,409
Egypt Treasury Bills 11.40% due 06/30/09	EGP	1,850,000	326,409
Egypt Treasury Bills 11.99% due 08/11/09	EGP	2,525,000	439,742
Egypt Treasury Bills 12.25% due 08/18/09	EGP	5,475,000	951,649
Egypt Treasury Bills 12.30% due 08/18/09	EGP	5,475,000	951,649
Egypt Treasury Bills 13.55% due 09/01/09	EGP	6,225,000	1,077,804
Egypt Treasury Bills 14.75% due 09/22/09	EGP	3,900,000	671,297

			5,071,367

U.S. Government Agencies — 1.6%
Federal Home Loan Bank Disc. Notes 0.13% due 06/01/09		$5,510,000	5,510,000

Total Short-Term Investment Securities
(cost $27,497,111)			26,790,688

TOTAL INVESTMENTS
(cost $417,586,444)(6)		100.8%	360,364,483
Liabilities in excess of other assets		(0.8)	(2,826,494)

NET ASSETS —		100.0%	$357,537,989

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 (continued)

#	The security or a portion thereof is out on loan (See Note 2)
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2009, the aggregate value of these securities was $8,579,013 representing 2.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at May 31, 2009. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of May 31, 2009.
(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(4)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(5)	Denominated in United States Dollars unless otherwise indicated.
(6)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

Open Forward Foreign Currency Contracts
Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Appreciation
*AUD	82,923	VND	1,180,505,000	06/02/2009	$38
AUD	350,727	VND	4,997,929,000	06/22/2009	29
*EUR	1,137,152	USD	1,752,948	06/10/2009	145,451
*EUR	1,785,628	SGD	3,715,000	07/07/2009	48,057
EUR	1,113,200	MYR	5,625,000	07/07/2009	34,016
EUR	751,320	USD	1,161,484	07/13/2009	99,677
*EUR	375,660	SGD	776,546	07/13/2009	6,662
*EUR	751,319	USD	1,162,776	07/14/2009	100,980
*EUR	375,660	SGD	777,718	07/14/2009	7,477
EUR	288,969	MYR	1,439,355	07/14/2009	2,813
*EUR	57,794	TWD	2,658,524	07/14/2009	602
EUR	751,319	USD	1,174,762	07/15/2009	112,975
*EUR	375,660	SGD	784,234	07/15/2009	11,992
EUR	710,863	MYR	3,556,405	07/15/2009	11,350
*EUR	277,410	TWD	12,852,099	07/15/2009	5,757
EUR	184,940	MYR	924,885	07/16/2009	2,844
*EUR	80,911	TWD	3,746,179	07/16/2009	1,619
EUR	375,660	USD	589,711	07/17/2009	58,826
EUR	187,830	MYR	939,751	07/17/2009	3,000
*EUR	288,969	USD	449,997	07/22/2009	41,642
*EUR	14,484	JPY	2,350,000	07/22/2009	4,210
EUR	664,629	USD	1,039,679	07/24/2009	100,478
*EUR	187,830	SGD	390,716	07/24/2009	5,044
EUR	130,036	MYR	654,224	07/24/2009	3,080
EUR	176,033	MYR	883,157	07/31/2009	3,417
EUR	357,451	MYR	1,771,456	08/05/2009	637
EUR	572,991	JPY	89,281,600	08/21/2009	128,370
EUR	283,914	JPY	44,279,200	08/26/2009	64,076
EUR	586,635	CNY	5,693,000	09/24/2009	8,704
EUR	2,998,568	JPY	448,000,000	09/28/2009	473,273
*JPY	2,350,000	EUR	18,857	07/22/2009	1,969
*JPY	175,339,678	EUR	1,410,231	10/21/2009	148,109
MXN	3,676,778	CLP	166,315,374	06/12/2009	17,461
*MXN	1,354,762	TWD	3,781,953	07/24/2009	15,128
MXN	3,000,000	USD	281,162	07/29/2009	55,364
*MXN	21,140,976	USD	1,799,270	07/31/2009	208,518
*MXN	7,450,890	USD	702,980	08/04/2009	142,647
MXN	1,322,091	RUB	3,161,383	09/17/2009	1,061
*MXN	27,754,136	USD	2,046,886	12/22/2009	104
*MXN	11,526,246	USD	850,765	12/23/2009	858
NZD	5,822,756	IDR	39,218,010,507	08/04/2009	41,229
NZD	316,160	VND	3,831,383,506	08/14/2009	11,073
*SGD	3,715,000	EUR	1,882,252	07/07/2009	88,507
*SGD	743,018	EUR	375,660	07/13/2009	16,548
*SGD	740,723	EUR	375,660	07/14/2009	18,133
*SGD	742,310	EUR	375,660	07/15/2009	17,030

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 (continued)

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Appreciation
*SGD	371,302	EUR	187,830	07/24/2009	$8,395
*TWD	2,658,524	EUR	60,448	07/14/2009	3,149
*TWD	12,852,100	EUR	291,853	07/15/2009	14,654
*TWD	3,746,179	EUR	85,182	07/16/2009	4,416
*TWD	3,781,953	MXN	1,669,626	07/24/2009	8,587
*USD	1,554,601	EUR	1,137,152	06/10/2009	52,896
*USD	395,351	EUR	288,969	07/14/2009	13,032
*USD	370,708	EUR	288,969	07/22/2009	37,647
*USD	851,983	MXN	12,717,976	07/31/2009	104,981
*USD	498,637	MXN	7,450,890	08/04/2009	61,696
USD	602,817	CNY	4,173,000	10/21/2009	11,895
USD	639,758	CNY	4,425,205	10/23/2009	12,183
USD	1,079,660	CNY	7,508,097	10/26/2009	26,662
USD	640,479	CNY	4,486,553	10/27/2009	20,656
USD	383,468	RUB	12,827,000	10/27/2009	17,410
USD	191,000	VND	3,673,885,000	11/09/2009	10,973
USD	40,000	IDR	504,000,000	11/09/2009	7,235
USD	398,330	IDR	5,009,000,000	11/10/2009	71,011
USD	79,936	IDR	1,000,000,000	11/12/2009	13,721
USD	398,040	IDR	5,280,000,000	11/16/2009	96,029
USD	76,912	IDR	1,086,000,000	11/17/2009	24,686
USD	384,392	IDR	5,295,000,000	11/18/2009	110,859
*USD	1,037,000	JPY	98,618,700	11/18/2009	188
USD	384,375	IDR	5,894,000,000	11/23/2009	166,287
USD	354,446	CNY	2,591,000	12/04/2009	28,221
USD	935,688	CNY	6,609,076	12/14/2009	40,989
USD	1,251,649	CNY	8,839,335	12/15/2009	54,689
USD	684,689	CNY	4,818,496	12/16/2009	27,464
USD	684,689	MYR	2,432,356	12/16/2009	7,084
USD	440,362	CNY	3,113,358	12/17/2009	19,806
USD	440,362	MYR	1,576,495	12/17/2009	7,994
USD	1,321,086	CNY	9,363,722	12/18/2009	62,995
USD	363,091	CNY	2,545,265	12/21/2009	13,200
USD	800,752	MYR	2,854,238	12/21/2009	10,954
*USD	1,960,384	MXN	27,754,136	12/22/2009	86,398
USD	430,125	CNY	2,993,670	12/22/2009	12,483
*USD	816,827	MXN	11,526,246	12/23/2009	33,079
*USD	1,306,923	MXN	18,481,067	12/24/2009	55,618
*USD	176,041	MXN	2,611,574	01/20/2010	15,777
*USD	2,640,620	MXN	38,841,758	01/21/2010	211,884
USD	505,399	CLP	319,210,000	01/28/2010	63,222
USD	1,325,154	CLP	831,490,000	01/29/2010	156,006
USD	246,544	CLP	154,090,000	02/02/2010	27,939
USD	2,073,089	CNY	14,622,000	02/03/2010	94,257
USD	462,254	CLP	289,140,000	02/03/2010	52,794
USD	225,591	INR	11,460,000	02/04/2010	13,039
USD	975,963	MYR	3,542,747	02/12/2010	30,871
USD	246,537	CLP	151,620,000	02/12/2010	23,540
USD	616,350	CLP	373,200,000	02/16/2010	48,415
USD	619,900	CLP	372,560,000	02/17/2010	43,723
USD	244,618	MYR	892,000	02/17/2010	8,869
USD	1,363,781	CLP	826,390,000	02/26/2010	108,197
USD	309,947	CLP	186,960,000	03/03/2010	23,066
USD	495,918	CLP	303,700,000	03/04/2010	45,033
USD	309,951	CLP	190,310,000	03/05/2010	29,029
USD	291,745	CLP	179,490,000	03/08/2010	27,964
USD	309,955	CLP	190,700,000	03/09/2010	29,720
USD	414,135	INR	21,429,000	04/09/2010	30,523
USD	887,408	INR	45,950,000	04/12/2010	65,917
USD	591,604	INR	30,864,000	04/13/2010	48,697
USD	591,603	INR	30,296,000	04/15/2010	36,848
USD	503,685	INR	25,756,000	04/19/2010	30,476
USD	204,623	MYR	740,795	04/19/2010	5,814
USD	591,250	MYR	2,123,000	04/20/2010	11,824
USD	218,486	CLP	128,186,000	04/23/2010	9,845
USD	415,272	INR	21,520,000	04/26/2010	30,872

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 (continued)

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Appreciation
USD	213,541	CLP	125,169,000	04/26/2010	$9,417
USD	338,303	CLP	198,313,000	04/27/2010	14,944
USD	59,324	INR	3,070,000	04/27/2010	4,319
USD	296,631	INR	15,232,000	04/28/2010	19,120
USD	304,472	CLP	179,520,000	04/28/2010	15,299
USD	296,634	INR	15,247,000	04/30/2010	19,394
USD	489,221	CLP	280,490,000	05/18/2010	10,409
USD	200,460	CLP	113,280,000	05/28/2010	1,324
USD	594,083	INR	29,157,000	06/01/2010	9,239
USD	40,089	CLP	22,590,000	06/01/2010	151
USD	17,814	INR	864,000	06/02/2010	63

					$5,058,897

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Depreciation
AUD	1,779,340	RUB	37,400,978	09/24/2009	$(234,002)
AUD	989,397	RUB	20,583,874	09/28/2009	(137,341)
AUD	291,417	VND	3,588,678,191	10/07/2009	(32,958)
AUD	255,992	CNY	1,184,807	10/13/2009	(28,668)
AUD	429,286	CNY	2,021,641	10/19/2009	(42,715)
AUD	347,750	USD	236,522	03/24/2010	(36,642)
BRL	2,575,000	USD	1,141,856	08/04/2009	(148,132)
EUR	287,500	JPY	34,224,000	06/10/2009	(47,187)
EUR	213,333	CNY	2,048,000	09/18/2009	(232)
EUR	2,470,600	SEK	23,782,000	09/22/2009	(347,595)
EUR	1,333,312	CNY	12,760,200	09/23/2009	(6,657)
EUR	935,736	SEK	9,000,000	09/23/2009	(132,621)
EUR	40,887	MYR	200,000	09/30/2009	(745)
EUR	714,178	JPY	95,000,000	10/15/2009	(9,912)
EUR	532,033	CNY	5,013,880	10/15/2009	(13,032)
EUR	538,839	CNY	5,038,333	10/16/2009	(18,994)
EUR	725,187	CNY	6,753,219	10/19/2009	(29,420)
*EUR	1,323,688	JPY	175,339,678	10/21/2009	(25,895)
EUR	344,304	CHF	510,000	10/27/2009	(7,622)
EUR	346,197	CHF	504,098	10/28/2009	(15,823)
EUR	915,000	JPY	110,756,175	11/18/2009	(127,044)
EUR	37,905	USD	47,981	11/19/2009	(5,537)
EUR	96,096	RUB	4,295,000	11/20/2009	(2,324)
EUR	422,060	USD	531,331	11/20/2009	(64,565)
EUR	279,029	USD	347,685	11/24/2009	(46,259)
EUR	99,849	USD	124,962	11/25/2009	(16,009)
EUR	190,735	USD	248,909	11/30/2009	(20,366)
EUR	354,501	CNY	3,265,000	12/04/2009	(18,256)
EUR	195,111	USD	246,708	12/08/2009	(28,736)
*JPY	103,943,695	USD	1,037,000	11/18/2009	(56,192)
MXN	9,362,023	RUB	20,792,116	06/10/2009	(36,172)
MXN	28,981,900	RUB	64,357,735	06/16/2009	(112,861)
MXN	5,689,801	RUB	12,546,687	07/10/2009	(25,668)
MXN	2,941,721	RUB	6,476,984	07/13/2009	(13,655)
MXN	1,354,762	RUB	3,040,086	07/24/2009	(4,566)
MXN	8,343,000	USD	615,833	12/01/2009	(1,249)
*MXN	18,481,067	USD	1,359,202	12/24/2009	(3,339)
*MXN	2,611,574	USD	191,710	01/20/2010	(108)
*MXN	38,841,758	USD	2,850,499	01/21/2010	(2,005)
NZD	685,574	RUB	11,503,937	08/12/2009	(70,303)
NZD	334,645	RUB	5,600,619	08/14/2009	(34,855)
NZD	1,481,419	USD	748,917	02/02/2010	(186,844)
NZD	110,442	USD	57,364	02/12/2010	(12,360)
NZD	147,399	USD	73,729	02/22/2010	(19,276)
NZD	4,057,505	USD	2,034,839	02/26/2010	(524,769)
SGD	11,412,000	USD	7,601,648	01/29/2010	(298,214)

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 (continued)

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Depreciation
SGD	2,667,000	USD	1,774,729	02/02/2010	$(71,476)
SGD	2,387,000	USD	1,585,004	02/03/2010	(67,374)
SGD	2,400,000	USD	1,584,828	02/04/2010	(76,548)
SGD	1,915,000	USD	1,268,338	02/05/2010	(57,301)
SGD	1,508,000	USD	1,001,661	02/08/2010	(42,236)
SGD	1,911,000	USD	1,269,093	02/09/2010	(53,775)
SGD	757,200	USD	507,633	02/11/2010	(16,530)
USD	418,123	RUB	13,400,000	11/10/2009	(942)
USD	440,525	MYR	1,541,044	12/22/2009	(2,279)
USD	352,290	MYR	1,224,911	12/23/2009	(3,951)
USD	396,326	MYR	1,385,872	12/28/2009	(2,238)
USD	101,244	CLP	56,510,000	05/26/2010	(584)
*VND	1,180,505,000	AUD	81,983	06/02/2009	(791)

					$(3,443,750)

	Net Unrealized Appreciation (Depreciation)				$1,615,147

*	Represents offsetting or partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

Currency Legend

AUD—Australian Dollar

BRL—Brazilian Real

CHF—Swiss Franc

CLP—Chilean Peso

CNY—Yuen Renminbi Koruna

EGP—Egyptian Pound

EUR—Euro Dollar

IDR—Indonesian Rupiah

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PLN—Polish Zloty

RUB—New Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

TWD—New Taiwan Dollar

USD—United States Dollar

VND—Viet Nam Dong

See Notes to Financial Statements

VALIC Company I Government Securities Fund

PORTFOLIO PROFILE — May 31, 2009 (Unaudited)

Industry Allocation*

United States Treasury Bonds	29.2%
United States Treasury Notes	28.2
Collective Investment Pool	21.5
Federal National Mtg. Assoc.	19.7
Federal Home Loan Mtg. Corp.	6.5
Federal Home Loan Bank	4.5
Federal Farm Credit Bank	2.9
Tennessee Valley Authority	2.5
Oil Companies — Integrated	1.5
Banks — Special Purpose	1.5
Government National Mtg. Assoc.	0.9
Finance — Commercial	0.7
Sovereign	0.7
Finance — Investment Banker/Broker	0.7
Banks — Commercial	0.6
Regional Authority	0.5
Diversified Financial Services	0.3

122.4%

Credit Quality@#

Government — Treasury	56.9%
Government — Agency	35.3
AAA	0.7
AA	4.4
A	2.7

100.0%

*	Calculated as a percentage of net assets
@	Source: Standard & Poors
#	Calculated as a percentage of total debt issues.

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009

Security Description	Principal Amount	Market Value (Note 2)

CORPORATE BONDS & NOTES — 1.6%
Banks - Commercial — 0.6%
HSBC Bank USA Sub. Notes 5.63% due 08/15/35	$1,000,000	$856,831

Diversified Financial Services — 0.3%
General Electric Capital Corp. Senior Notes 6.00% due 06/15/12	500,000	521,880

Finance - Investment Banker/Broker — 0.7%
Goldman Sachs Group, Inc. Senior Notes 5.75% due 10/01/16	1,000,000	978,115

Total Corporate Bonds & Notes
(cost $2,506,135)		2,356,826

FOREIGN CORPORATE BONDS & NOTES — 3.7%
Banks - Special Purpose — 1.5%
Landwirtschaftliche Rentenbank Foreign Government Guar. Bond 5.13% due 02/01/17	1,000,000	1,056,850
Swedish Export Credit, Series D Medium Term Notes 4.88% due 09/29/11	1,000,000	1,049,564

		2,106,414

Finance - Commercial — 0.7%
Eksportfinans A/S Senior Notes 5.00% due 02/14/12	1,000,000	1,061,954

Oil Companies - Integrated — 1.5%
Shell International Finance BV Company Guar. Notes 5.63% due 06/27/11	2,000,000	2,157,326

Total Foreign Corporate Bonds & Notes
(cost $4,995,384)		5,325,694

FOREIGN GOVERNMENT AGENCIES — 1.2%
Regional Authority — 0.5%
Province of New Brunswick Canada Bonds 5.20% due 02/21/17	658,000	671,906

Sovereign — 0.7%
Republic of Italy Senior Notes 5.25% due 09/20/16	1,000,000	1,028,656

Total Foreign Government Agencies
(cost $1,656,015)		1,700,562

U.S. GOVERNMENT AGENCIES — 37.0%
Federal Farm Credit Bank — 2.9%
4.88% due 12/16/15	2,000,000	2,130,712
4.88% due 01/17/17#	1,000,000	1,050,955
5.00% due 10/23/09	1,000,000	1,018,551

		4,200,218

Federal Home Loan Bank — 4.5%
4.75% due 09/11/15	1,000,000	1,065,200
4.88% due 11/27/13#	2,000,000	2,184,578
5.38% due 08/19/11	2,000,000	2,170,302
5.38% due 06/14/13#	1,000,000	1,108,826

		6,528,906

Federal Home Loan Mtg. Corp. — 6.5%
4.50% due 09/01/19	660,863	682,334
4.75% due 11/17/15#	3,000,000	3,263,313

Security Description	Principal Amount	Market Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
5.00% due 12/14/18	$1,000,000	$929,659
5.00% due 10/01/34	514,679	527,975
5.33% due 12/01/35(1)	173,811	180,712
5.50% due 12/01/36	429,975	444,729
5.75% due 01/15/12#	2,000,000	2,218,746
6.00% due 11/01/33	695,006	731,994
6.50% due 02/01/32	264,261	284,331
7.50% due 09/01/16	87,883	93,525
8.00% due 02/01/30	4,627	5,100
8.00% due 08/01/30	1,364	1,503
8.00% due 06/01/31	5,698	6,280

		9,370,201

Federal National Mtg. Assoc. — 19.7%
2.88% due 10/12/10#	20,000,000	20,321,120
4.25% due 08/15/10#	2,000,000	2,083,780
4.76% due 02/01/35(1)	31,363	32,415
4.79% due 11/01/34(1)	101,219	103,233
5.00% due 02/16/12#	752,000	820,364
5.00% due 02/01/19	568,609	592,848
5.00% due 12/01/36	811,691	832,245
5.25% due 08/01/12#	1,000,000	1,043,766
5.32% due 01/01/36(1)	52,228	54,026
5.50% due 12/01/33	332,284	345,021
5.50% due 10/01/34	594,499	616,917
6.00% due 05/15/11#	1,000,000	1,095,081
6.00% due 06/01/35	260,171	273,152
6.50% due 02/01/17	75,299	79,635
6.50% due 07/01/32	57,158	61,577
7.00% due 09/01/31	101,604	111,018
7.50% due 03/01/32	102,241	112,096
11.50% due 09/01/19	359	404
12.00% due 01/15/16	118	132
12.50% due 09/20/15	159	179
13.00% due 11/15/15	463	508
14.50% due 11/15/14	185	211

		28,579,728

Government National Mtg. Assoc. — 0.9%
5.00% due 09/15/35	22,932	23,678
5.00% due 02/15/36	672,104	693,255
5.00% due 05/15/36	72,641	74,928
6.00% due 01/15/32	140,081	147,619
6.50% due 08/15/31	259,034	277,943
7.50% due 02/15/29	8,305	9,094
7.50% due 07/15/30	515	563
7.50% due 01/15/31	9,914	10,828
7.50% due 02/15/31	8,388	9,161

		1,247,069

Tennessee Valley Authority — 2.5%
Tennessee Valley Authority 4.75% due 08/01/13	3,400,000	3,625,787

Total U.S. Government Agencies
(cost $51,170,904)		53,551,909

U.S. GOVERNMENT TREASURIES — 57.4%
United States Treasury Bonds — 29.2%
zero coupon due 08/15/24 STRIPS#	2,040,000	1,005,830
2.00% due 01/15/26 TIPS#(2)	2,121,808	2,036,936
4.50% due 05/15/38#	19,000,000	19,504,678
4.75% due 02/15/37#	3,500,000	3,719,296
5.00% due 05/15/37#	5,000,000	5,522,655
6.25% due 08/15/23#	2,000,000	2,425,938
6.63% due 02/15/27#	1,000,000	1,286,562

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Bonds (continued)
7.50% due 11/15/16#	$1,000,000	$1,284,062
7.88% due 02/15/21#	3,000,000	4,074,843
8.75% due 08/15/20#	1,000,000	1,434,375

		42,295,175

United States Treasury Notes — 28.2%
1.75% due 03/31/14#	10,000,000	9,753,120
2.00% due 02/28/10#	6,000,000	6,071,016
2.75% due 02/28/13#	15,000,000	15,556,635
4.00% due 02/15/15#	1,000,000	1,072,734
4.00% due 08/15/18#	5,000,000	5,219,920
4.25% due 08/15/13#	1,000,000	1,092,266
4.25% due 08/15/15#	1,000,000	1,086,797
4.75% due 02/15/10#	1,000,000	1,030,586

		40,883,074

Total U.S. Government Treasuries
(cost $84,330,684)		83,178,249

Total Long-Term Investment Securities
(cost $144,659,122)		146,113,240

SHORT-TERM INVESTMENT SECURITIES — 21.5%
Collective Investment Pool — 21.5%
Securities Lending Quality Trust(3)
(cost $32,076,241)	32,076,241	31,141,310

TOTAL INVESTMENTS
(cost $176,735,363)(4)	122.4%	177,254,550
Liabilities in excess of other assets	(22.4)	(32,461,204)

NET ASSETS —	100.0%	$144,793,346

#	The security or a portion thereof is out on loan (See Note 2)
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of May 31, 2009.
(2)	Principal amount of security is adjusted for inflation.
(3)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(4)	See Note 5 for cost of investments on a tax basis.

STRIPS—Separate Trading of Registered Interest and Principal of Securities

TIPS—Treasury Inflation Protected Securities

See Notes to Financial Statements

VALIC Company I Growth Fund

PORTFOLIO PROFILE — May 31, 2009 (Unaudited)

Industry Allocation*

Collective Investment Pool	11.4%
Computers	7.2
Beverages — Non-alcoholic	3.6
Applications Software	3.5
Medical — Drugs	3.3
Oil Companies — Exploration & Production	3.3
Wireless Equipment	3.3
Web Portals/ISP	3.0
Medical Products	2.9
Electronic Components — Semiconductors	2.9
Retail — Discount	2.9
Medical — Biomedical/Gene	2.9
Diversified Manufacturing Operations	2.8
Networking Products	2.4
Enterprise Software/Service	2.1
Oil Companies — Integrated	2.0
Aerospace/Defense	2.0
Food — Misc.	1.7
Commercial Services — Finance	1.7
Oil — Field Services	1.6
Agricultural Chemicals	1.5
Cosmetics & Toiletries	1.5
Retail — Drug Store	1.5
Computers — Memory Devices	1.4
Oil & Gas Drilling	1.4
Transport — Rail	1.4
Retail — Apparel/Shoe	1.2
Auto — Heavy Duty Trucks	1.1
Auto/Truck Parts & Equipment — Original	1.1
Finance — Credit Card	1.1
Medical Instruments	1.1
Diversified Banking Institutions	1.0
Pharmacy Services	1.0
Electric — Integrated	1.0
Internet Infrastructure Software	0.9
Semiconductor Components — Integrated Circuits	0.8
Chemicals — Diversified	0.8
Transport — Services	0.8
Retail — Building Products	0.8
Insurance — Life/Health	0.7
Banks — Super Regional	0.7
Retail — Restaurants	0.6
Retail — Regional Department Stores	0.6
Finance — Other Services	0.6
Time Deposits	0.6
Diversified Financial Services	0.6
Steel Pipe & Tube	0.6
Cable/Satellite TV	0.6
Broadcast Services/Program	0.5
Apparel Manufacturers	0.5
Real Estate Investment Trusts	0.5
E-Commerce/Products	0.5
Banks — Commercial	0.5
Retail — Auto Parts	0.4
Telephone — Integrated	0.4
Medical — HMO	0.4
E-Commerce/Services	0.4
Building — Residential/Commercial	0.4
Disposable Medical Products	0.4
Gold Mining	0.4
Diagnostic Equipment	0.4
Soap & Cleaning Preparation	0.4
Aerospace/Defense — Equipment	0.3
Retail — Automobile	0.3
Textile — Home Furnishings	0.3
Tobacco	0.3
Human Resources	0.3
Entertainment Software	0.3
Schools	0.3

Food — Catering	0.3
Insurance — Reinsurance	0.3
Food — Retail	0.3
Consumer Products — Misc.	0.3
Computer Services	0.3
Vitamins & Nutrition Products	0.3
Diversified Minerals	0.3
Optical Supplies	0.3
Appliances	0.2
Machinery — Pumps	0.2
Coal	0.2
Electronic Forms	0.2
Electric Products — Misc.	0.2
Instruments — Scientific	0.2
Auto — Cars/Light Trucks	0.2
Retail — Major Department Stores	0.2
Electronic Components — Misc.	0.2
Satellite Telecom	0.2
Power Converter/Supply Equipment	0.2
Toys	0.2
Instruments — Controls	0.2
Gas — Distribution	0.2
Leisure Products	0.2
Engineering/R&D Services	0.2
Building Products — Cement	0.2
Cellular Telecom	0.2
Finance — Investment Banker/Broker	0.2
Insurance — Property/Casualty	0.2
Diagnostic Kits	0.2
Hospital Beds/Equipment	0.2
Food — Confectionery	0.2
Internet Application Software	0.1
Steel — Specialty	0.1
Dialysis Centers	0.1
Paper & Related Products	0.1
Industrial Gases	0.1
Distribution/Wholesale	0.1
Oil Field Machinery & Equipment	0.1
Insurance — Multi-line	0.1
Banks — Fiduciary	0.1
Index Fund	0.1
Savings & Loans/Thrifts	0.1
Machinery — Electrical	0.1
Electronics — Military	0.1
Semiconductor Equipment	0.1
Chemicals — Specialty	0.1
Beverages — Wine/Spirits	0.1
Internet Security	0.1
Data Processing/Management	0.1
Medical Labs & Testing Services	0.1
Retail — Gardening Products	0.1
Energy — Alternate Sources	0.1
Therapeutics	0.1
Medical — Generic Drugs	0.1
Cruise Lines	0.1
Investment Companies	0.1
Computer Aided Design	0.1
Gas — Transportation	0.1
Retail — Home Furnishings	0.1
Food — Wholesale/Distribution	0.1
Office Automation & Equipment	0.1
Agricultural Operations	0.1
Industrial Audio & Video Products	0.1
Television	0.1

112.0%

*	Calculated as a percentage of net assets

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 99.8%
Aerospace/Defense — 2.0%
Boeing Co.	22,400	$1,004,640
General Dynamics Corp.	8,981	511,019
Raytheon Co.	160,762	7,178,023
Rockwell Collins, Inc.#	52,400	2,222,808
TransDigm Group, Inc.†	10,889	427,067

		11,343,557

Aerospace/Defense - Equipment — 0.3%
Goodrich Corp.	22,571	1,095,596
United Technologies Corp.	14,610	768,632

		1,864,228

Agricultural Chemicals — 1.5%
CF Industries Holdings, Inc.	2,554	198,293
Monsanto Co.	50,769	4,170,673
Terra Industries, Inc.#	2,413	67,057
The Mosaic Co.	80,600	4,408,820

		8,844,843

Agricultural Operations — 0.1%
Archer - Daniels - Midland Co.	10,886	299,583

Apparel Manufacturers — 0.5%
Coach, Inc.	32,855	863,101
Polo Ralph Lauren Corp.#	35,030	1,885,314

		2,748,415

Appliances — 0.2%
Whirlpool Corp.#	33,000	1,390,620

Applications Software — 3.5%
Microsoft Corp.	899,987	18,800,729
Salesforce.com, Inc.†#	32,758	1,243,166

		20,043,895

Auto - Cars/Light Trucks — 0.2%
Toyota Motor Corp.(1)	29,900	1,197,790

Auto - Heavy Duty Trucks — 1.1%
Navistar International Corp.†#	113,250	4,508,482
Oshkosh Corp.	10,564	125,395
PACCAR, Inc.#	61,700	1,841,745

		6,475,622

Auto/Truck Parts & Equipment - Original — 1.1%
BorgWarner, Inc.#	189,300	6,104,925
WABCO Holdings, Inc.	17,091	290,205

		6,395,130

Banks - Commercial — 0.5%
Julius Baer Holding AG(1)	18,714	797,372
National Bank of Greece SA†(1)	43,495	1,203,821
Standard Chartered PLC(1)	35,340	721,779

		2,722,972

Banks - Fiduciary — 0.1%
The Bank of New York Mellon Corp.	24,467	679,693

Banks - Super Regional — 0.7%
Wells Fargo & Co.	147,549	3,762,500

Beverages - Non-alcoholic — 3.6%
Coca - Cola Enterprises, Inc.	31,405	523,207
PepsiCo, Inc.	139,176	7,244,111
The Coca - Cola Co.	260,084	12,785,730

		20,553,048

Security Description	Shares	Market Value (Note 2)

Beverages - Wine/Spirits — 0.1%
Pernod Ricard SA#(1)	8,510	$531,871

Broadcast Services/Program — 0.5%
Discovery Communications, Inc., Class A†	37,260	836,487
Scripps Networks Interactive, Inc., Class A#	72,700	2,016,698

		2,853,185

Building Products - Cement — 0.2%
CRH PLC(1)	43,760	1,020,848

Building - Residential/Commercial — 0.4%
D.R. Horton, Inc.#	1,108	10,205
KB Home#	164,100	2,461,500

		2,471,705

Cable/Satellite TV — 0.6%
British Sky Broadcasting Group PLC(1)	54,080	390,161
Comcast Corp., Class A	8,074	111,179
DISH Network Corp., Class A†	33,602	551,073
The DIRECTV Group, Inc.†#	112,000	2,520,000

		3,572,413

Casino Services — 0.0%
Bally Technologies, Inc.†	366	10,248

Cellular Telecom — 0.2%
MetroPCS Communications, Inc.†#	39,390	674,751
Vodafone Group PLC(1)	178,890	336,652

		1,011,403

Chemicals - Diversified — 0.8%
BASF SE(1)	9,720	410,473
Celanese Corp., Class A	195,900	4,017,909
FMC Corp.	3,888	211,313

		4,639,695

Chemicals - Specialty — 0.1%
Lonza Group AG#(1)	5,232	540,962

Coal — 0.2%
Alpha Natural Resources, Inc.†	10,864	299,303
Peabody Energy Corp.	30,471	1,035,405

		1,334,708

Commercial Services — 0.0%
Alliance Data Systems Corp.†	5,599	226,760

Commercial Services - Finance — 1.7%
Experian PLC(1)	99,760	738,726
Global Payments, Inc.	7,488	269,268
H&R Block, Inc.	41,654	608,148
Lender Processing Services, Inc.	1,197	34,773
Mastercard, Inc., Class A#	4,490	791,722
Moody’s Corp.	17,084	467,931
The Western Union Co.	88,937	1,567,959
Visa, Inc., Class A	74,700	5,057,937

		9,536,464

Computer Aided Design — 0.1%
Autodesk, Inc.†	17,858	383,233

Computer Services — 0.3%
Accenture, Ltd., Class A	40,383	1,208,663
IHS, Inc., Class A†	7,891	378,768

		1,587,431

Computers — 7.2%
Apple, Inc.†	120,716	16,394,440
Hewlett - Packard Co.	186,512	6,406,687

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Computers (continued)
International Business Machines Corp.	145,825	$15,498,281
Research In Motion, Ltd.†	40,216	3,162,586

		41,461,994

Computers - Integrated Systems — 0.0%
Teradata Corp.†	6,592	142,387

Computers - Memory Devices — 1.4%
Data Domain, Inc.†#	6,407	163,186
EMC Corp.†	246,138	2,892,122
NetApp, Inc.†	172,900	3,371,550
Seagate Technology	36,297	316,147
Western Digital Corp.†	58,600	1,456,210

		8,199,215

Consumer Products - Misc. — 0.3%
Clorox Co.	16,943	888,491
The Scotts Miracle - Gro Co., Class A#	21,570	739,851

		1,628,342

Containers - Metal/Glass — 0.0%
Silgan Holdings, Inc.	4,560	201,826

Containers - Paper/Plastic — 0.0%
Pactiv Corp.†	2,628	58,867

Cosmetics & Toiletries — 1.5%
Avon Products, Inc.	9,784	259,863
Bare Escentuals, Inc.†	12,534	109,673
Colgate - Palmolive Co.	27,673	1,825,034
The Estee Lauder Cos., Inc., Class A#	31,700	1,048,636
The Procter & Gamble Co.	106,598	5,536,700

		8,779,906

Cruise Lines — 0.1%
Carnival Corp.	9,040	229,978
Carnival PLC(1)	7,010	182,590

		412,568

Data Processing/Management — 0.1%
Broadridge Financial Solutions, Inc.	28,608	473,748

Diagnostic Equipment — 0.4%
Gen - Probe, Inc.†	49,021	2,089,765

Diagnostic Kits — 0.2%
Qiagen NV†#	53,800	946,880

Dialysis Centers — 0.1%
Fresenius Medical Care AG(1)	19,237	806,283

Disposable Medical Products — 0.4%
C.R. Bard, Inc.	32,806	2,345,301

Distribution/Wholesale — 0.1%
WESCO International, Inc.†	27,900	745,767

Diversified Banking Institutions — 1.0%
Morgan Stanley	18,070	547,882
The Goldman Sachs Group, Inc.	37,244	5,384,365

		5,932,247

Diversified Financial Services — 0.6%
IntercontinentalExchange, Inc.†	30,200	3,255,258

Diversified Manufacturing Operations — 2.8%
3M Co.	123,771	7,067,324
Carlisle Cos., Inc.	4,809	109,982
Cooper Industries, Ltd., Class A	41,200	1,352,184
Danaher Corp.#	15,460	933,011
General Electric Co.	2,610	35,183

Security Description	Shares	Market Value (Note 2)

Diversified Manufacturing Operations (continued)
Honeywell International, Inc.	110,500	$3,664,180
Illinois Tool Works, Inc.	100,000	3,229,000

		16,390,864

Diversified Minerals — 0.3%
BHP Billiton, Ltd.(1)	54,011	1,517,394

E - Commerce/Products — 0.5%
Amazon.com, Inc.†	35,190	2,744,468

E - Commerce/Services — 0.4%
NetFlix, Inc.†#	19,757	778,821
Priceline.com, Inc.†#	7,360	810,410
Rakuten, Inc.#(1)	1,636	899,705

		2,488,936

Electric Products - Misc. — 0.2%
Emerson Electric Co.	40,970	1,314,727

Electric - Integrated — 1.0%
FPL Group, Inc.#	90,400	5,110,312
PG&E Corp.	10,013	367,577

		5,477,889

Electronic Components - Misc. — 0.2%
Gentex Corp.	23,979	282,712
Murata Manufacturing Co., Ltd.#(1)	9,800	419,204
Nidec Corp.#(1)	8,300	477,288

		1,179,204

Electronic Components - Semiconductors — 2.9%
Amkor Technology, Inc.†	19,605	89,007
Broadcom Corp., Class A†#	190,203	4,846,372
Intel Corp.	283,969	4,463,993
Intersil Corp., Class A#	78,200	957,950
LSI Corp.†	127,286	568,968
National Semiconductor Corp.#	26,671	370,194
PMC - Sierra, Inc.†#	230,700	1,751,013
Samsung Electronics Co., Ltd. GDR*(1)	1,980	442,818
Texas Instruments, Inc.	10,716	207,890
Xilinx, Inc.#	151,600	3,144,184

		16,842,389

Electronic Forms — 0.2%
Adobe Systems, Inc.†	47,345	1,334,182

Electronics - Military — 0.1%
L-3 Communications Holdings, Inc.	7,727	568,012

Energy - Alternate Sources — 0.1%
First Solar, Inc.†	2,356	447,640

Engineering/R&D Services — 0.2%
Fluor Corp.	22,267	1,046,104

Enterprise Software/Service — 2.1%
Oracle Corp.	625,346	12,250,528

Entertainment Software — 0.3%
Activision Blizzard, Inc.†	139,800	1,688,784

Finance - Credit Card — 1.1%
American Express Co.#	238,635	5,930,080
Redecard SA	24,300	355,188

		6,285,268

Finance - Investment Banker/Broker — 0.2%
Investment Technology Group, Inc.†	18,805	391,144
The Charles Schwab Corp.	34,595	608,872

		1,000,016

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Finance - Other Services — 0.6%
CME Group, Inc.#	6,600	$2,122,824
Deutsche Boerse AG(1)	10,364	904,884
NYSE Euronext	12,161	364,830

		3,392,538

Food - Catering — 0.3%
Compass Group PLC#(1)	287,833	1,665,711

Food - Confectionery — 0.2%
The Hershey Co.	25,150	885,783

Food - Dairy Products — 0.0%
Dean Foods Co.†	2,715	51,042

Food - Misc. — 1.7%
ConAgra Foods, Inc.	17,931	333,337
General Mills, Inc.	54,100	2,768,838
Kellogg Co.	82,900	3,585,425
Nestle SA(1)	79,300	2,881,643

		9,569,243

Food - Retail — 0.3%
Koninklijke Ahold NV(1)	109,810	1,331,652
SUPERVALU, Inc.	2,788	46,281
The Kroger Co.	11,341	258,574

		1,636,507

Food - Wholesale/Distribution — 0.1%
Sysco Corp.	15,328	367,259

Gas - Distribution — 0.2%
Sempra Energy	23,500	1,073,480

Gas - Transportation — 0.1%
Snam Rete Gas SpA(1)	88,448	383,064

Gold Mining — 0.4%
Newmont Mining Corp.	45,500	2,223,585

Hospital Beds/Equipment — 0.2%
Kinetic Concepts, Inc.†#	34,800	902,364

Hotel/Motels — 0.0%
Choice Hotels International, Inc.#	10,263	280,077

Human Resources — 0.3%
Adecco SA#(1)	18,410	803,324
The Capita Group PLC(1)	77,757	902,032

		1,705,356

Independent Power Producers — 0.0%
Calpine Corp.†#	994	13,469

Industrial Audio & Video Products — 0.1%
Dolby Laboratories, Inc., Class A†#	8,136	293,384

Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	11,570	749,505

Instruments - Controls — 0.2%
Mettler - Toledo International, Inc.†#	15,900	1,131,921

Instruments - Scientific — 0.2%
Thermo Fisher Scientific, Inc.†	32,700	1,272,357

Insurance - Life/Health — 0.7%
AFLAC, Inc.	95,678	3,396,569
Prudential Financial, Inc.	17,452	696,509

		4,093,078

Security Description	Shares	Market Value (Note 2)

Insurance - Multi-line — 0.1%
American Financial Group, Inc.	19,299	$413,385
MetLife, Inc.	9,216	290,304

		703,689

Insurance - Property/Casualty — 0.2%
Admiral Group PLC(1)	27,530	384,362
Fidelity National Financial, Inc., Class A	40,856	569,533

		953,895

Insurance - Reinsurance — 0.3%
Aspen Insurance Holdings, Ltd.	12,588	290,657
Muenchener Rueckversicherungs AG(1)	9,740	1,366,610

		1,657,267

Internet Application Software — 0.1%
Tencent Holdings, Ltd.(1)	72,800	810,715

Internet Content - Entertainment — 0.0%
Shanda Interactive Entertainment, Ltd. ADR†#	4,730	272,543

Internet Infrastructure Software — 0.9%
Akamai Technologies, Inc.†#	97,800	2,177,028
F5 Networks, Inc.†#	89,901	2,855,256

		5,032,284

Internet Security — 0.1%
Symantec Corp.†	30,934	482,261

Investment Companies — 0.1%
Man Group PLC, Class B(1)	100,300	397,266

Investment Management/Advisor Services — 0.0%
Federated Investors, Inc., Class B#	3,345	83,725

Leisure Products — 0.2%
WMS Industries, Inc.†#	30,163	1,069,882

Machinery - Construction & Mining — 0.0%
Joy Global, Inc.#	5,005	172,522

Machinery - Electrical — 0.1%
SMC Corp.#(1)	5,900	630,696

Machinery - Farming — 0.0%
Deere & Co.	1,273	55,337

Machinery - Pumps — 0.2%
Flowserve Corp.	14,740	1,084,422
Graco, Inc.#	11,894	265,117

		1,349,539

Medical Instruments — 1.1%
Bruker BioSciences Corp.†	10,645	69,512
Edwards Lifesciences Corp.†#	42,782	2,731,203
Intuitive Surgical, Inc.†#	9,547	1,428,995
Medtronic, Inc.	17,860	613,491
St. Jude Medical, Inc.†	36,440	1,421,889

		6,265,090

Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	8,837	461,468

Medical Products — 2.9%
Baxter International, Inc.	163,030	8,345,506
Becton, Dickinson & Co.	76,380	5,169,398
Covidien, Ltd.†	28,200	1,007,304
Johnson & Johnson	30,318	1,672,341
Varian Medical Systems, Inc.†	18,696	668,569

		16,863,118

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Medical Sterilization Products — 0.0%
STERIS Corp.#	7,547	$178,336

Medical - Biomedical/Gene — 2.9%
Alexion Pharmaceuticals, Inc.†	69,300	2,529,450
Amgen, Inc.†	61,900	3,091,286
Celgene Corp.†	25,766	1,088,356
CSL, Ltd.(1)	54,201	1,269,237
Gilead Sciences, Inc.†	133,380	5,748,678
Illumina, Inc.†#	26,600	976,486
Life Technologies Corp.†	3,013	116,844
Myriad Genetics, Inc.†	52,274	1,890,228

		16,710,565

Medical - Drugs — 3.3%
Abbott Laboratories	256,615	11,563,072
Allergan, Inc.	19,676	868,302
Bristol - Myers Squibb Co.	21,009	418,499
Eli Lilly & Co.	25,916	895,916
Novartis AG#(1)	16,010	640,100
Novo Nordisk A/S, Class B(1)	38,100	1,983,984
Roche Holding AG(1)	5,730	781,924
Schering - Plough Corp.	68,421	1,669,472
Sepracor, Inc.†	10,030	156,970
Valeant Pharmaceuticals International†#	533	12,254

		18,990,493

Medical - Generic Drugs — 0.1%
Teva Pharmaceutical Industries, Ltd. ADR	9,040	419,094

Medical - HMO — 0.4%
CIGNA Corp.	33,300	738,261
UnitedHealth Group, Inc.	66,500	1,768,900

		2,507,161

Multimedia — 0.0%
FactSet Research Systems, Inc.#	235	12,432

Networking Products — 2.4%
Cisco Systems, Inc.†	595,565	11,017,952
Juniper Networks, Inc.†#	116,661	2,885,027

		13,902,979

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	15,570	356,242

Oil & Gas Drilling — 1.4%
Nabors Industries, Ltd.†	5,689	101,719
Noble Corp.	105,388	3,622,186
Transocean, Ltd.†	55,004	4,371,718

		8,095,623

Oil Companies - Exploration & Production — 3.3%
Apache Corp.	38,300	3,227,158
Devon Energy Corp.	971	61,406
EOG Resources, Inc.	51,200	3,747,328
Occidental Petroleum Corp.	110,750	7,432,433
Quicksilver Resources, Inc.†#	154,800	1,741,500
Southwestern Energy Co.†	41,386	1,799,049
W&T Offshore, Inc.#	27,216	277,603
XTO Energy, Inc.	15,790	675,338

		18,961,815

Oil Companies - Integrated — 2.0%
BG Group PLC(1)	80,510	1,475,442
Chevron Corp.	14,430	962,048
ConocoPhillips	1,804	82,695
Exxon Mobil Corp.	87,906	6,096,281
Hess Corp.	7,154	476,385

Security Description	Shares	Market Value (Note 2)

Oil Companies - Integrated (continued)
Murphy Oil Corp.	18,857	$1,112,752
Petroleo Brasileiro SA ADR	19,440	855,943
Total SA#(1)	10,660	617,038

		11,678,584

Oil Field Machinery & Equipment — 0.1%
FMC Technologies, Inc.†#	3,372	140,343
National - Oilwell Varco, Inc.†	15,565	601,120

		741,463

Oil - Field Services — 1.6%
Baker Hughes, Inc.	24,900	972,594
Halliburton Co.	22,582	517,805
Key Energy Services, Inc.†	13,620	87,849
Saipem SpA(1)	28,766	734,605
Schlumberger, Ltd.	115,098	6,587,058
Weatherford International, Ltd.†	20,050	415,035

		9,314,946

Optical Supplies — 0.3%
Alcon, Inc.	13,500	1,464,750

Paper & Related Products — 0.1%
International Paper Co.	53,031	762,055

Patient Monitoring Equipment — 0.0%
Masimo Corp.†#	10,410	249,215

Pharmacy Services — 1.0%
Express Scripts, Inc.†	92,011	5,893,305

Pipelines — 0.0%
The Williams Cos., Inc.	3,481	58,411

Power Converter/Supply Equipment — 0.2%
Vestas Wind Systems A/S†#(1)	15,799	1,156,113

Printing - Commercial — 0.0%
VistaPrint, Ltd.†	3,277	125,476

Quarrying — 0.0%
Compass Minerals International, Inc.#	2,409	129,195

Real Estate Investment Trusts — 0.5%
Digital Realty Trust, Inc.#	55,800	1,995,966
Simon Property Group, Inc.	7,912	423,055
The Link REIT(1)	167,000	328,051

		2,747,072

Rental Auto/Equipment — 0.0%
Rent-A-Center, Inc.†	13,343	260,589

Retail - Apparel/Shoe — 1.2%
Aeropostale, Inc.†#	5,308	183,763
Chico’s FAS, Inc.†#	256,900	2,507,344
J Crew Group, Inc.†#	105,400	2,725,644
Ross Stores, Inc.	2,859	111,958
The Gap, Inc.	75,043	1,339,518

		6,868,227

Retail - Auto Parts — 0.4%
O’Reilly Automotive, Inc.†#	71,400	2,573,970

Retail - Automobile — 0.3%
CarMax, Inc.†#	165,200	1,851,892

Retail - Building Products — 0.8%
Lowe’s Cos., Inc.	233,000	4,429,330

Retail - Computer Equipment — 0.0%
GameStop Corp., Class A†	11,132	277,743

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Retail - Convenience Store — 0.0%
FamilyMart Co., Ltd.(1)	9,000	$264,928

Retail - Discount — 2.9%
BJ’s Wholesale Club, Inc.†	9,683	341,229
Dollar Tree, Inc.†	16,628	744,436
Family Dollar Stores, Inc.	20,298	614,420
Target Corp.	170,700	6,708,510
Wal - Mart Stores, Inc.	167,290	8,321,005

		16,729,600

Retail - Drug Store — 1.5%
CVS Caremark Corp.	52,815	1,573,887
Walgreen Co.	230,200	6,857,658

		8,431,545

Retail - Gardening Products — 0.1%
Tractor Supply Co.†#	11,904	456,876

Retail - Home Furnishings — 0.1%
Nitori Co., Ltd.#(1)	6,250	379,227

Retail - Major Department Stores — 0.2%
TJX Cos., Inc.	39,997	1,180,311

Retail - Regional Department Stores — 0.6%
Kohl’s Corp.†	82,800	3,516,516

Retail - Restaurants — 0.6%
Brinker International, Inc.	5,071	90,771
Chipotle Mexican Grill, Inc., Class A†#	13,100	1,037,389
McDonald’s Corp.	40,217	2,372,401
Panera Bread Co., Class A†#	4,203	223,767

		3,724,328

Satellite Telecom — 0.2%
SES FDR(1)	58,058	1,161,743

Savings & Loans/Thrifts — 0.1%
Hudson City Bancorp, Inc.	51,879	665,608

Schools — 0.3%
Apollo Group, Inc., Class A†	23,074	1,363,674
ITT Educational Services, Inc.†#	3,432	315,023

		1,678,697

Semiconductor Components - Integrated Circuits — 0.8%
Linear Technology Corp.#	58,900	1,378,849
Marvell Technology Group, Ltd.†	288,800	3,300,984

		4,679,833

Semiconductor Equipment — 0.1%
Applied Materials, Inc.	21,830	245,806
Lam Research Corp.†#	11,453	299,954

		545,760

Soap & Cleaning Preparation — 0.4%
Church & Dwight Co., Inc.	15,619	785,167
Reckitt Benckiser Group PLC(1)	28,297	1,227,503

		2,012,670

Steel Pipe & Tube — 0.6%
Valmont Industries, Inc.#	47,200	3,238,392

Steel - Producers — 0.0%
AK Steel Holding Corp.	7,275	104,033

Steel - Specialty — 0.1%
Allegheny Technologies, Inc.	22,800	807,348

Telecom Services — 0.0%
NeuStar, Inc., Class A†	13,583	272,339

Security Description	Shares/ Principal Amount	Market Value (Note 2)

Telephone - Integrated — 0.4%
CenturyTel, Inc.#	43,100	$1,329,635
Koninklijke KPN NV(1)	92,630	1,218,625

		2,548,260

Television — 0.0%
CTC Media, Inc.†	28,313	280,582

Textile - Home Furnishings — 0.3%
Mohawk Industries, Inc.†#	47,400	1,813,998

Therapeutics — 0.1%
Isis Pharmaceuticals, Inc.†#	31,443	433,913

Tobacco — 0.3%
Lorillard, Inc.	6,908	472,023
Philip Morris International, Inc.	28,295	1,206,499
Reynolds American, Inc.	1,833	73,265

		1,751,787

Toys — 0.2%
Marvel Entertainment, Inc.†	14,024	465,316
Nintendo Co., Ltd.(1)	2,463	669,132

		1,134,448

Transport - Rail — 1.4%
Union Pacific Corp.	157,881	7,778,797

Transport - Services — 0.8%
C.H. Robinson Worldwide, Inc.	4,975	252,829
United Parcel Service, Inc., Class B	84,641	4,328,541

		4,581,370

Vitamins & Nutrition Products — 0.3%
Mead Johnson Nutrition Co., Class A†	50,072	1,560,244

Web Portals/ISP — 3.0%
Google, Inc., Class A†	37,919	15,820,944
NetEase.com, Inc. ADR†#	14,540	502,793
Sohu.com, Inc.†#	11,056	698,076

		17,021,813

Wireless Equipment — 3.3%
American Tower Corp., Class A†	209,188	6,666,822
InterDigital, Inc.†	4,236	108,526
QUALCOMM, Inc.	276,954	12,072,426

		18,847,774

Total Common Stock
(cost $603,873,843)		575,370,417

EXCHANGE TRADED FUNDS — 0.1%
Index Fund — 0.1%
iShares Russell 1000 Growth Index Fund (cost $656,295)	16,700	678,855

Total Long-Term Investment Securities
(cost $604,530,138)		576,049,272

SHORT-TERM INVESTMENT SECURITIES — 12.1%
Collective Investment Pool — 11.5%
Securities Lending Quality Trust(2)(4)	67,909,699	65,930,326

Time Deposits — 0.6%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/09	$3,388,000	3,388,000

Total Short-Term Investment Securities
(cost $71,297,700)		69,318,326

TOTAL INVESTMENTS
(cost $675,827,838)(3)	112.0%	645,367,598
Liabilities in excess of other assets	(12.0)	(68,866,047)

NET ASSETS —	100.0%	$576,501,551

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 (continued)

#	The security or a portion thereof is out on loan (See Note 2)
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2009, the aggregate value of these securities was $442,818 representing 0.07% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at May 31, 2009. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(3)	See Note 5 for cost of investments on a tax basis.
(4)	At May 31, 2009, the Fund had loaned securities with a total value of $69,606,549. This was secured by collateral of $67,909,699, which was received in cash and subsequently invested in short-term investments currently valued at $65,930,326 as reported in the portfolio of investments. The remaining collateral of $1,896,364 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range
United States Treasury Notes	2.00%	01/15/14
United States Treasury Bonds	3.63% to 8.75%	08/15/20 to 02/15/36

ADR—American Depository Receipt

FDR—Fiduciary Depository Receipt

GDR—Global Depository Receipt

Open Forward Foreign Currency Contracts
Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Appreciation
*USD	39,894	DKK	210,503	6/30/09	$45

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Depreciation
CHF	2,078,294	USD	1,907,427	6/30/09	$(39,497)
*DKK	7,020,878	USD	1,308,315	6/30/09	(23,746)

					(63,243)

	Net Unrealized Appreciation (Depreciation)				$(63,198)

*	Represents offsetting or partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

Currency Legend

CHF—Swiss Franc

DKK—Danish Krone

USD—United State Dollar

See Notes to Financial Statements

VALIC Company I Growth & Income Fund

PORTFOLIO PROFILE — May 31, 2009 (Unaudited)

Industry Allocation*

Oil Companies — Integrated	13.5%
Diversified Banking Institutions	7.8
Medical — Drugs	5.9
Telephone — Integrated	3.8
Computers	3.7
Aerospace/Defense — Equipment	3.6
Electronic Components — Semiconductors	3.4
Diversified Manufacturing Operations	3.1
Food — Misc.	3.1
Retail — Discount	3.0
Beverages — Non-alcoholic	2.9
Electric — Integrated	2.8
Applications Software	2.3
Insurance — Multi-line	2.1
Multimedia	2.1
Non-Hazardous Waste Disposal	2.0
Networking Products	1.9
Medical Products	1.8
Cosmetics & Toiletries	1.8
Oil Companies — Exploration & Production	1.8
Tobacco	1.7
Wireless Equipment	1.7
E-Commerce/Services	1.6
Insurance — Property/Casualty	1.6
Medical Instruments	1.5
Transport — Rail	1.5
Banks — Super Regional	1.5
Retail — Drug Store	1.4
Medical — HMO	1.3
Repurchase Agreements	1.3
Web Portals/ISP	1.3
Aerospace/Defense	1.1
Semiconductor Equipment	1.0
Medical — Biomedical/Gene	1.0
Medical — Generic Drugs	1.0
Enterprise Software/Service	1.0
Collective Investment Pool	0.9

94.8%

*	Calculated as a percentage of net assets

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 92.6%
Aerospace/Defense — 1.1%
Lockheed Martin Corp.	10,000	$836,300

Aerospace/Defense - Equipment — 3.6%
Goodrich Corp.	24,553	1,191,802
United Technologies Corp.	28,000	1,473,080

		2,664,882

Applications Software — 2.3%
Microsoft Corp.	80,600	1,683,734

Banks - Super Regional — 1.5%
Wells Fargo & Co.	42,000	1,071,000

Beverages - Non-alcoholic — 2.9%
PepsiCo, Inc.	19,800	1,030,590
The Coca - Cola Co.	22,700	1,115,932

		2,146,522

Computers — 3.7%
Hewlett - Packard Co.	29,200	1,003,020
International Business Machines Corp.	16,000	1,700,480

		2,703,500

Computers - Memory Devices — 0.0%
ESC Seagate Technology†(1)(2)(3)	10,000	0

Cosmetics & Toiletries — 1.8%
The Procter & Gamble Co.	25,700	1,334,858

Diversified Banking Institutions — 7.8%
Bank of America Corp.	198,400	2,235,968
Citigroup, Inc.#	190,000	706,800
JPMorgan Chase & Co.	41,300	1,523,970
Morgan Stanley	42,000	1,273,440

		5,740,178

Diversified Manufacturing Operations — 3.1%
General Electric Co.	87,100	1,174,108
Honeywell International, Inc.	32,500	1,077,700

		2,251,808

E - Commerce/Services — 1.6%
eBay, Inc.†	66,000	1,162,920

Electric - Integrated — 2.8%
PG&E Corp.	28,200	1,035,222
Xcel Energy, Inc.	61,200	1,049,580

		2,084,802

Electronic Components - Semiconductors — 3.4%
Intel Corp.	77,200	1,213,584
NVIDIA Corp.†	122,000	1,272,460

		2,486,044

Enterprise Software/Service — 1.0%
Oracle Corp.	37,500	734,625

Food - Misc. — 3.1%
H.J. Heinz Co.	30,000	1,097,400
Kraft Foods, Inc., Class A	43,600	1,138,396

		2,235,796

Insurance - Multi-line — 2.1%
The Allstate Corp.	60,000	1,543,800

Insurance - Property/Casualty — 1.6%
The Travelers Cos., Inc.	28,000	1,138,480

Security Description	Shares	Market Value (Note 2)

Medical Instruments — 1.5%
Medtronic, Inc.	33,000	$1,133,550

Medical Products — 1.8%
Johnson & Johnson	24,500	1,351,420

Medical - Biomedical/Gene — 1.0%
Amgen, Inc.†	15,000	749,100

Medical - Drugs — 5.9%
Abbott Laboratories	21,900	986,814
Merck & Co., Inc.	33,600	926,688
Pfizer, Inc.	101,500	1,541,785
Wyeth	19,200	861,312

		4,316,599

Medical - Generic Drugs — 1.0%
Teva Pharmaceutical Industries, Ltd. ADR	16,000	741,760

Medical - HMO — 1.3%
UnitedHealth Group, Inc.	37,000	984,200

Multimedia — 2.1%
Time Warner, Inc.	65,000	1,522,300

Networking Products — 1.9%
Cisco Systems, Inc.†	76,100	1,407,850

Non-Hazardous Waste Disposal — 2.0%
Waste Management, Inc.	52,000	1,434,680

Oil Companies - Exploration & Production — 1.8%
Devon Energy Corp.	21,000	1,328,040

Oil Companies - Integrated — 13.5%
Chevron Corp.	30,400	2,026,768
ConocoPhillips	68,000	3,117,120
Exxon Mobil Corp.	32,900	2,281,615
Marathon Oil Corp.	78,000	2,486,640

		9,912,143

Retail - Discount — 3.0%
Wal - Mart Stores, Inc.	44,000	2,188,560

Retail - Drug Store — 1.4%
CVS Caremark Corp.	33,500	998,300

Semiconductor Equipment — 1.0%
Applied Materials, Inc.	68,000	765,680

Telephone - Integrated — 3.8%
AT&T, Inc.	59,200	1,467,568
Verizon Communications, Inc.	45,800	1,340,108

		2,807,676

Tobacco — 1.7%
Philip Morris International, Inc.	30,000	1,279,200

Transport - Rail — 1.5%
Union Pacific Corp.	22,000	1,083,940

Web Portals/ISP — 1.3%
Google, Inc., Class A†	2,200	917,906

Wireless Equipment — 1.7%
QUALCOMM, Inc.	28,900	1,259,752

Total Long-Term Investment Securities
(cost $71,717,762)		68,001,905

SHORT-TERM INVESTMENT SECURITIES — 0.9%
Collective Investment Pool — 0.9%
Securities Lending Quality Trust (cost $712,500)(4)	712,500	691,733

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Principal Amount	Market Value (Note 2)

REPURCHASE AGREEMENT — 1.3%
State Street Bank & Trust Co. Joint Repurchase Agreement (cost $984,000)(5)	$984,000	$984,000

TOTAL INVESTMENTS
(cost $73,414,262)(6)	94.8%	69,677,638
Other assets less liabilities	5.2	3,830,343

NET ASSETS —	100.0%	$73,507,981

#	The security or a portion thereof is out on loan (See Note 2)
†	Non-income producing security
(1)	Fair valued security; see Note 2
(2)	To the extent permitted by the Statement of Additional Information, the Growth & Income Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2009, the Growth & Income Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
ESC Seagate Technology (Common Stock)	10/14/04	10,000	$0	$0	$0.00	0.00%

(3)	Illiquid security. At May 31, 2009, the aggregate values of these securities was $0, representing 0.0% of net assets.
(4)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 5 for cost of investments on a tax basis.
ADR	—American Depository Receipts

See Notes to Financial Statements

VALIC Company I Health Sciences Fund

PORTFOLIO PROFILE — May 31, 2009 (Unaudited)

Industry Allocation*

Medical — Biomedical/Gene	26.0%
Medical — Drugs	23.4
Medical Products	10.2
Medical — HMO	8.1
Medical Instruments	7.0
Pharmacy Services	5.7
Medical — Generic Drugs	4.3
Therapeutics	2.6
Medical — Wholesale Drug Distribution	2.2
Medical Labs & Testing Services	1.7
Medical — Hospitals	1.2
Agricultural Chemicals	1.2
Retail — Drug Store	1.1
Registered Investment Companies	1.0
Instruments — Scientific	0.9
Dental Supplies & Equipment	0.8
Drug Delivery Systems	0.7
Dialysis Centers	0.6
Hazardous Waste Disposal	0.5
Disposable Medical Products	0.5
Medical Information Systems	0.5
Enterprise Software/Service	0.4
Chemicals — Specialty	0.3
Diagnostic Kits	0.2
Insurance — Multi-line	0.2
Patient Monitoring Equipment	0.2
Insurance Brokers	0.1
Diagnostic Equipment	0.1

101.7%

*	Calculated as a percentage of net assets

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 100.6%
Agricultural Chemicals — 1.2%
Monsanto Co.	19,800	$1,626,570

Chemicals - Specialty — 0.3%
Lonza Group AG(1)	2,851	294,779
Symyx Technologies, Inc.†	36,400	176,176

		470,955

Dental Supplies & Equipment — 0.8%
Dentsply International, Inc.	40,800	1,193,808

Diagnostic Equipment — 0.1%
Immucor, Inc.†	8,133	122,402

Diagnostic Kits — 0.2%
Idexx Laboratories, Inc.†	8,200	343,170

Dialysis Centers — 0.7%
DaVita, Inc.†	20,300	915,733

Disposable Medical Products — 0.5%
C.R. Bard, Inc.	10,200	729,198

Drug Delivery Systems — 0.7%
Alkermes, Inc.†	119,700	974,358

Enterprise Software/Service — 0.4%
MedAssets, Inc.†	32,500	513,825

Hazardous Waste Disposal — 0.5%
Stericycle, Inc.†	15,200	759,696

Instruments - Scientific — 0.9%
Thermo Fisher Scientific, Inc.†	10,300	400,773
Waters Corp.†	20,700	896,724

		1,297,497

Insurance Brokers — 0.1%
Tempo Participacoes SA†	123,400	200,691

Insurance - Multi-line — 0.2%
Assurant, Inc.	10,650	251,659

Medical Information Systems — 0.5%
Cerner Corp.†	5,700	332,253
Eclipsys Corp.†	26,300	387,925

		720,178

Medical Instruments — 7.0%
ArthroCare Corp.†	28,500	277,875
Boston Scientific Corp.†	1,900	17,860
Conceptus, Inc.†	89,400	1,416,990
Edwards Lifesciences Corp.†	16,400	1,046,976
Intuitive Surgical, Inc.†	11,360	1,700,365
Medtronic, Inc.	69,100	2,373,585
Micrus Endovascular Corp.†	34,900	314,449
NuVasive, Inc.†	11,350	409,962
St. Jude Medical, Inc.†	51,000	1,990,020
Stereotaxis, Inc.†	101,800	353,246

		9,901,328

Medical Labs & Testing Services — 1.7%
Covance, Inc.†	34,500	1,449,690
Diagnosticos da America SA†	12,200	210,257
Laboratory Corp. of America Holdings†	12,300	749,808

		2,409,755

Medical Products — 10.1%
Baxter International, Inc.	94,900	4,857,931
Covidien, Ltd.	38,200	1,364,504
EnteroMedics, Inc.†	95,207	256,107
EnteroMedics, Inc.†(2)(4)	69,193	176,822
Fresenius SE(1)	11,870	572,757

Security Description	Shares	Market Value (Note 2)

Medical Products (continued)
Henry Schein, Inc.†	75,500	$3,438,270
Nobel Biocare Holding AG(1)	25,761	597,696
PSS World Medical, Inc.†	12,200	196,054
Sonova Holding AG	866	63,827
Stryker Corp.	32,300	1,241,612
Synthes, Inc.(1)	5,700	586,002
Wright Medical Group, Inc.†	58,000	904,800
Zimmer Holdings, Inc.†	1,900	84,645

		14,341,027

Medical - Biomedical/Gene — 25.9%
Acorda Therapeutics, Inc.†	51,500	1,271,535
Alexion Pharmaceuticals, Inc.†	143,920	5,253,080
AMAG Pharmaceuticals, Inc.†	6,500	341,900
Amgen, Inc.†	58,400	2,916,496
Basilea Pharmaceutica AG†(1)	1,000	80,349
BioCryst Pharmaceuticals, Inc.†	56,700	227,934
Biogen Idec, Inc.†	23,300	1,206,707
Celgene Corp.†	55,540	2,346,010
Cougar Biotechnology, Inc.†	17,100	735,129
Cubist Pharmaceuticals, Inc.†	57,000	972,420
deCODE genetics, Inc.†	80,700	29,859
Dyadic International, Inc.†	35,800	30,430
Exelixis, Inc.†	109,000	604,950
Genzyme Corp.†	6,100	360,754
Gilead Sciences, Inc.†	202,300	8,719,130
Human Genome Sciences, Inc.†	32,700	80,769
Illumina, Inc.†	78,100	2,867,051
Incyte Corp.†	217,900	716,891
Intercell AG†(1)	9,400	283,182
InterMune, Inc.†	2,000	23,640
Lexicon Pharmaceuticals, Inc.†	16,400	22,796
Life Technologies Corp.†	17,708	686,716
Millipore Corp.†	11,400	716,946
Myriad Genetics, Inc.†	18,400	665,344
Nanosphere, Inc.†	2,300	10,235
OSI Pharmaceuticals, Inc.†	10,596	358,145
Regeneron Pharmaceuticals, Inc.†	32,500	497,575
Seattle Genetics, Inc.†	71,900	660,761
The Medicines Co.†	179,900	1,378,034
Vertex Pharmaceuticals, Inc.†	86,294	2,572,424

		36,637,192

Medical - Drugs — 23.4%
Abbott Laboratories	4,400	198,264
Acadia Pharmaceuticals, Inc.†	64,700	126,812
Allergan, Inc.	42,900	1,893,177
Array Biopharma, Inc.†	14,900	46,339
Biodel, Inc.†	40,100	176,039
Bristol - Myers Squibb Co.	32,600	649,392
Cadence Pharmaceuticals, Inc.†	94,268	999,240
Cardiome Pharma Corp.†	18,200	75,530
Cephalon, Inc.†	49,800	2,903,838
Chugai Pharmaceutical Co., Ltd.(1)	68,800	1,256,609
Daiichi Sankyo Co., Ltd.(1)	16,700	312,729
Elan Corp. PLC ADR†	177,800	1,241,044
Forest Laboratories, Inc.†	300	7,107
GlaxoSmithKline Pharmaceuticals, Ltd.(1)	10,242	253,498
Hikma Pharmaceuticals PLC(1)	45,800	318,512
Idenix Pharmaceuticals, Inc.†	14,300	48,620
Infinity Pharmaceuticals, Inc.†	35,950	215,700
Ipsen SA(1)	16,312	763,820
King Pharmaceuticals, Inc.†	24,400	230,824
Merck & Co., Inc.	88,800	2,449,104

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Medical - Drugs (continued)
Merck KGaA(1)	18,275	$1,759,691
Novartis AG(1)	13,012	520,236
Novo Nordisk A/S, Class B(1)	12,233	637,010
Optimer Pharmaceuticals, Inc.†	24,700	306,527
Pfizer, Inc.	8,100	123,039
Pharmasset, Inc.†	31,900	334,950
PharMerica Corp.†	57,900	1,015,566
Poniard Pharmaceuticals, Inc.†	68,500	310,305
Rigel Pharmaceuticals, Inc.†	18,400	153,456
Roche Holding AG(1)	26,295	3,588,255
Schering - Plough Corp.	107,750	2,629,100
Sepracor, Inc.†	5,600	87,640
Shire PLC(1)	32,600	452,338
Shire PLC ADR	31,100	1,296,870
UCB SA	14,907	496,293
Wyeth	99,497	4,463,435
XenoPort, Inc.†	40,000	692,400

		33,033,309

Medical - Generic Drugs — 4.3%
Mylan, Inc.†	44,900	593,129
Sawai Pharmaceutical Co., Ltd.(1)	12,500	660,300
Simcere Pharmaceutical Group ADR†	28,600	214,500
Teva Pharmaceutical Industries, Ltd. ADR	82,235	3,812,415
Towa Pharmaceutical Co., Ltd.(1)	16,800	743,056

		6,023,400

Medical - HMO — 8.1%
Aetna, Inc.	38,400	1,028,352
AMERIGROUP Corp.†	45,300	1,307,358
Centene Corp.†	22,200	403,596
CIGNA Corp.	45,000	997,650
Health Net, Inc.†	65,500	981,190
Humana, Inc.†	60,500	1,895,465
Medial Saude SA†	62,100	253,753
Molina Healthcare, Inc.†	5,800	138,852
Triple-S Management Corp., Class B	34,200	487,692
UnitedHealth Group, Inc.	41,700	1,109,220
WellPoint, Inc.†	61,700	2,873,369

		11,476,497

Medical - Hospitals — 1.2%
Bangkok Dusit Medical Service PCL (Foreign Shares)(2)	620,000	370,446
Community Health Systems, Inc.†	51,100	1,348,529

		1,718,975

Medical - Wholesale Drug Distribution — 2.2%
A&D Pharma Holding NV GDR†	56,700	176,345
Cardinal Health, Inc.	13,100	468,325
McKesson Corp.	49,300	2,028,695
Profarma Distribuidora de Produtos Farmaceuticos SA	83,200	405,936

		3,079,301

Patient Monitoring Equipment — 0.2%
Mindray Medical International, Ltd. ADR	10,200	234,702

Pharmacy Services — 5.7%
Catalyst Health Solutions, Inc.†	71,900	1,537,941
Express Scripts, Inc.†	41,500	2,658,075
Medco Health Solutions, Inc.†	83,000	3,808,870

		8,004,886

Retail - Drug Store — 1.1%
China Nepstar Chain Drugstore, Ltd. ADR	7,000	33,460
CVS Caremark Corp.	53,049	1,580,860

		1,614,320

Security Description	Shares	Market Value (Note 2)

Therapeutics — 2.6%
Alexza Pharmaceuticals, Inc.†	29,100	$60,819
Allos Therapeutics, Inc.†	17,277	125,777
BioMarin Pharmaceutical, Inc.†	143,900	2,011,722
Neurocrine Biosciences, Inc.†	29,500	90,565
Onyx Pharmaceuticals, Inc.†	28,800	681,408
Theravance, Inc.†	46,500	688,200
Transition Therapeutics, Inc.	4,522	18,473

		3,676,964

Total Common Stock
(cost $167,102,949)		142,271,396

PREFERRED STOCK — 0.1%
Medical - Biomedical/Gene — 0.1%
Pacific Biosciences of California, Inc., Series E (Convertible) 8.00%(2)(3)(4) (cost $135,905)	19,415	122,315

WARRANTS — 0.1%
Medical Products — 0.1%
Enteromedics, Inc. Expires 02/23/13 (Strike price $1.38)†(2)(3)(4)	82,200	96,626

Medical - Biomedical/Gene — 0.0%
Dyadic International, Inc. Expires 05/30/10 (Strike price $6.33)†(3)(4)	4,560	0

Medical - Drugs — 0.0%
Cadence Pharmaceuticals, Inc. Expires 02/18/14 (Strike price $7.84)†(3)(4)	9,484	26,176
Poniard Pharmaceuticals, Inc. Expires 02/01/11 (Strike price $4.62)†(3)(4)	5,994	0
Expires 04/26/11 (Strike price $4.62)†(3)(4)	61,566	0

		26,176

Therapeutics — 0.0%
Favrille, Inc. Expires 03/06/11 (Strike price $5.26)†(3)(4)	15,435	0
MannKind Corp. Expires 08/05/10 (Strike price $12.23)†(3)(4)	15,000	0

		0

Total Warrants
(cost $13,765)		122,802

Total Long-Term Investment Securities
(cost $167,252,619)		142,516,513

SHORT-TERM INVESTMENT SECURITIES — 0.9%
Registered Investment Companies — 0.9%
T. Rowe Price Reserve Investment Fund (cost $1,364,673)	1,364,673	1,364,673

TOTAL INVESTMENTS
(cost $168,617,292)(5)	101.7%	143,881,186
Liabilities in excess of other assets	(1.7)	(2,411,082)

NET ASSETS —	100.0%	$141,470,104

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

†	Non-income producing security
(1)	Security was valued using fair value procedures at May 31, 2009. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)	Fair valued security; see Note 2.
(3)	Illiquid security
(4)	To the extent permitted by the Statement of Additional Information, the Health Sciences Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2009, the Health Sciences Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
Cadence Pharmaceuticals, Inc. Expires 02/18/14 Strike Price $7.84 (Warrant)	02/18/2009	9,484	1,186	26,176	2.76	0.02%
Dyadic International, Inc. Expires 05/30/10 Strike Price $6.33 (Warrant)	12/01/2006	4,560	0	0	0.00	0.00%
EnteroMedics, Inc. (Common Stock)	02/23/2009	69,193	79,572	176,822	2.56	0.12%

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
EnteroMedics, Inc. Expires 02/23/13 Strike Price $1.38 (Warrant)	02/23/2009	82,200	10,275	96,626	1.18	0.07%
Favrille, Inc. Expires 03/06/11 Strike Price $5.26 (Warrant)	03/10/2006	15,435	1,929	0	0.00	0.00%
Mankind Corp. Expires 08/05/10 Strike Price $12.23 (Warrant)	08/05/2005	15,000	375	0	0.00	0.00%
Pacific Biosciences of California. Inc. Series E (Convertible Preferred Stock) 8%	07/11/2008	19,415	135,905	122,315	6.30	0.09%
Poniard Pharmaceuticals, Inc. Expires 02/01/11 Strike Price $4.62 (Warrant)	02/01/2006	5,994	0	0	0.00	0.00%
Expires 04/26/11 Strike Price $4.62 (Warrant)	04/26/2006	61,566	0	0	0.00	0.00%

				421,939		0.30%

(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

GDR—Global Depository Receipt

Open call option contracts written at May 31, 2009 for the Health Sciences Fund were as follows:
Issue	Expiration Date	Strike Price	Number of Contracts	Premiums Received	Market Value at May 31, 2009	Unrealized Appreciation (Depreciation)
Acorda Therapeutics, Inc.	Oct-09	$30.00	20	$3,940	$7,600	$(3,660)
Acorda Therapeutics, Inc.	Jan-10	50.00	14	7,098	2,030	5,068
Alexion Pharmaceuticals, Inc.	Aug-09	45.00	104	29,709	7,800	21,909
Allergan, Inc.	Jan-10	60.00	39	8,689	2,340	6,349
AMERIGROUP Corp.	Jan-10	35.00	62	16,864	13,020	3,844
AMERIGROUP Corp.	Jan-10	40.00	35	7,390	3,675	3,715
Amgen, Inc.	Jul-09	55.00	41	5,617	2,829	2,788
Amgen, Inc.	Jul-09	62.50	62	16,907	496	16,411
Baxter International, Inc.	Jan-10	70.00	21	5,187	420	4,767
Baxter International, Inc.	Jan-10	75.00	21	3,297	210	3,087
Biogen Idec, Inc.	Jan-10	70.00	20	4,840	1,900	2,940
Biogen Idec, Inc.	Jan-10	75.00	9	1,128	405	723
Celgene Corp.	Jul-09	65.00	9	1,773	45	1,728
Celgene Corp.	Jul-09	70.00	16	3,207	80	3,127
Cephalon, Inc.	Jun-09	70.00	41	4,220	615	3,605
Cephalon, Inc.	Aug-09	80.00	20	4,540	300	4,240
Cephalon, Inc.	Aug-09	85.00	42	6,493	420	6,073
Cephalon, Inc.	Aug-09	90.00	17	5,746	170	5,576
Cephalon, Inc.	Jan-10	90.00	2	334	30	304
Cerner Corp.	Jan-10	70.00	20	4,940	5,800	(860)
Community Health Systems, Inc.	Jun-09	22.50	20	4,340	8,600	(4,260)
Community Health Systems, Inc.	Sep-09	20.00	41	4,797	31,570	(26,773)
Community Health Systems, Inc.	Jan-10	30.00	79	17,494	26,860	(9,366)
Covance, Inc.	Aug-09	45.00	24	4,008	5,280	(1,272)
Covance, Inc.	Aug-09	50.00	20	5,065	1,800	3,265
Covance, Inc.	Jan-10	50.00	20	3,740	5,400	(1,660)

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Issue	Expiration Date	Strike Price	Number of Contracts	Premiums Received	Market Value at May 31, 2009	Unrealized Appreciation (Depreciation)
Covidien, Ltd.	Jan-10	$5.00	82	$16,825	$6,560	$10,265
CVS Caremark Corp.	Jan-10	35.00	82	15,744	9,840	5,904
Dentsply International, Inc.	Jul-09	35.00	35	3,745	525	3,220
Dentsply International, Inc.	Jan-10	35.00	13	3,146	1,300	1,846
Express Scripts, Inc.	Jan-10	70.00	33	6,518	15,510	(8,992)
Express Scripts, Inc.	Jan-10	75.00	41	9,702	12,710	(3,008)
Genzyme Corp.	Jan-10	75.00	61	8,662	9,455	(793)
Gilead Sciences, Inc.	Jun-09	50.00	102	13,884	510	13,374
Gilead Sciences, Inc.	Aug-09	57.50	54	7,398	540	6,858
Gilead Sciences, Inc.	Nov-09	55.00	61	14,191	3,965	10,226
Gilead Sciences, Inc.	Nov-09	60.00	122	17,344	3,050	14,294
Gilead Sciences, Inc.	Jan-10	60.00	143	26,213	6,435	19,778
Gilead Sciences, Inc.	Jan-10	65.00	125	32,750	2,500	30,250
Henry Schein, Inc.	Jul-09	45.00	21	2,142	4,095	(1,953)
Humana, Inc.	Aug-09	30.00	49	9,108	19,600	(10,492)
Humana, Inc.	Aug-09	50.00	83	22,801	830	21,971
Humana, Inc.	Jan-10	40.00	40	6,880	8,400	(1,520)
Illumina, Inc.	Jun-09	40.00	19	4,454	570	3,884
Illumina, Inc.	Jan-10	50.00	62	13,144	7,750	5,394
Immucor, Inc.	Sep-09	30.00	23	2,614	230	2,384
Intuitive Surgical, Inc.	Jul-09	110.00	9	9,613	36,090	(26,477)
Intuitive Surgical, Inc.	Jul-09	120.00	8	4,891	24,960	(20,069)
Intuitive Surgical, Inc.	Jul-09	150.00	25	16,952	26,000	(9,048)
Laboratory Corp. of America Holdings	Jan-10	70.00	21	4,137	3,360	777
McKesson Corp.	Jan-10	50.00	40	4,470	5,400	(930)
McKesson Corp.	Jan-10	60.00	41	8,077	1,025	7,052
Medco Health Solutions, Inc.	Jul-09	55.00	62	12,834	620	12,214
Medco Health Solutions, Inc.	Jan-10	60.00	62	15,704	4,960	10,744
Medtronic, Inc.	Jan-10	45.00	41	4,387	2,665	1,722
Merck & Co., Inc.	Jul-09	35.00	64	6,528	320	6,208
Mindray Medical International, Ltd.	Jan-10	30.00	61	7,589	9,455	(1,866)
Monsanto Co.	Jul-09	105.00	20	4,440	400	4,040
Monsanto Co.	Jul-09	110.00	42	17,934	420	17,514
Monsanto Co.	Oct-09	100.00	24	10,488	5,640	4,848
Monsanto Co.	Jan-10	100.00	21	12,421	8,610	3,811
Monsanto Co.	Jan-10	105.00	40	24,279	12,400	11,879
OSI Pharmaceuticals, Inc.	Oct-09	45.00	2	364	150	214
PharMerica Corp.	Dec-09	22.50	62	9,130	4,650	4,480
St. Jude Medical, Inc.	Jan-10	45.00	61	10,402	10,980	(578)
Stericycle, Inc.	Nov-09	60.00	60	9,420	7,500	1,920
Stryker Corp.	Jun-09	38.00	24	3,048	3,120	(72)
Stryker Corp.	Jun-09	50.00	82	9,245	410	8,835
Teva Pharmaceutical Industries, Ltd. ADR	Jun-09	45.00	84	15,438	15,120	318
Teva Pharmaceutical Industries, Ltd. ADR	Jun-09	50.00	41	5,412	615	4,797
Thermo Fisher Scientific, Inc.	Jun-09	40.00	41	4,694	2,460	2,234
UnitedHealth Group, Inc.	Jun-09	35.00	42	4,494	420	4,074
UnitedHealth Group, Inc.	Jan-10	35.00	20	2,960	2,800	160
Vertex Pharmaceuticals, Inc.	Oct-09	40.00	61	13,237	5,185	8,052
WellPoint, Inc.	Jun-09	50.00	82	15,744	4,510	11,234
WellPoint, Inc.	Jan-10	55.00	20	5,340	7,000	(1,660)
WellPoint, Inc.	Jan-10	60.00	61	17,658	13,420	4,238
Wyeth	Jul-09	45.00	144	20,833	21,600	(767)
Wyeth	Jan-10	50.00	214	27,449	25,680	1,769
XenoPort, Inc.	Sep-09	40.00	1	187	10	177
Zimmer Holdings, Inc.	Jan-10	60.00	19	2,603	1,330	1,273

			3,772	$761,030	$513,355	$247,675

Open put option contracts written at May 31, 2009 for the Health Sciences Fund were as follows:
Issue	Expiration Date	Strike Price	Number of Contracts	Premiums Received	Market Value at May 31, 2009	Unrealized Appreciation (Depreciation)
Abbott Laboratories	Jan-10	$50.00	8	$7,896	$6,400	$1,496
Abbott Laboratories	Jan-10	55.00	12	10,884	14,400	(3,516)
Abbott Laboratories	Jan-10	60.00	25	27,855	41,500	(13,645)
Aetna, Inc.	Jan-10	25.00	10	7,015	3,900	3,115

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Issue	Expiration Date	Strike Price	Number of Contracts	Premiums Received	Market Value at May 31, 2009	Unrealized Appreciation (Depreciation)
Alcon	Jan-10	$170.00	13	$33,604	$81,510	$(47,906)
Alexion Pharmaceuticals, Inc.	Aug-09	30.00	8	3,016	840	2,176
Alexion Pharmaceuticals, Inc.	Aug-09	35.00	4	2,508	1,040	1,468
Alexion Pharmaceuticals, Inc.	Jan-10	32.50	4	2,148	1,560	588
AMAG Pharmaceuticals, Inc.	Jan-10	55.00	24	27,527	28,560	(1,033)
AMERIGROUP Corp.	Jan-10	30.00	35	25,508	18,200	7,308
AMERIGROUP Corp.	Jan-10	35.00	25	24,892	21,000	3,892
AMERIGROUP Corp.	Jan-10	40.00	25	32,209	31,000	1,209
Amgen, Inc.	Jul-09	50.00	4	2,028	1,108	920
Amgen, Inc.	Jan-10	50.00	24	17,883	15,840	2,043
Amgen, Inc.	Jan-10	55.00	12	13,664	11,280	2,384
Amgen, Inc.	Jan-10	60.00	24	32,119	30,840	1,279
Amylin Pharmaceuticals, Inc.	Jan-10	15.00	41	22,808	20,910	1,898
Amylin Pharmaceuticals, Inc.	Jan-10	20.00	26	15,262	23,920	(8,658)
Amylin Pharmaceuticals, Inc.	Jan-10	25.00	24	17,448	33,360	(15,912)
Baxter International, Inc.	Jan-10	50.00	5	4,235	2,250	1,985
Baxter International, Inc.	Jan-10	70.00	21	19,887	42,210	(22,323)
Baxter International, Inc.	Jan-10	75.00	8	8,776	19,920	(11,144)
Becton Dickinson & Co.	Sep-09	70.00	12	7,764	7,920	(156)
Biogen Idec, Inc.	Jan-10	40.00	2	1,854	510	1,344
Biogen Idec, Inc.	Jan-10	45.00	8	6,616	3,200	3,416
Biogen Idec, Inc.	Jan-10	50.00	12	8,844	7,200	1,644
Bristol-Myers Squibb Co.	Jan-10	20.00	20	8,740	5,060	3,680
Bristol-Myers Squibb Co.	Jan-10	25.00	48	27,911	30,240	(2,329)
C.R. Bard, Inc.	Jan-10	70.00	8	5,315	4,800	515
C.R. Bard, Inc.	Jan-10	75.00	8	7,164	6,880	284
C.R. Bard, Inc.	Jan-10	80.00	20	20,580	24,000	(3,420)
Cardinal Health, Inc.	Jan-10	45.00	16	15,152	16,800	(1,648)
Catalyst Health Solutions, Inc.	Sep-09	20.00	20	7,840	3,500	4,340
Celgene Corp.	Jan-10	40.00	8	6,616	4,000	2,616
Celgene Corp.	Jan-10	50.00	33	40,648	35,970	4,678
Celgene Corp.	Jan-10	55.00	8	10,456	11,840	(1,384)
Celgene Corp.	Jan-10	70.00	19	29,410	54,150	(24,740)
Centene Corp.	Jun-09	22.50	39	21,333	17,940	3,393
Cephalon, Inc.	Aug-09	85.00	2	2,514	5,500	(2,986)
Cephalon, Inc.	Jan-10	60.00	25	18,424	18,750	(326)
Cephalon, Inc.	Jan-10	90.00	7	12,089	22,680	(10,591)
CIGNA Corp.	Jan-10	20.00	20	9,150	6,600	2,550
CIGNA Corp.	Jan-10	25.00	24	18,167	14,640	3,527
Covidien, Ltd.	Jan-10	35.00	1	377	360	17
Covidien, Ltd.	Jan-10	50.00	26	14,482	39,520	(25,038)
Covidien, Ltd.	Jan-10	55.00	43	35,568	85,570	(50,002)
CVS Caremark Corp.	Jan-10	30.00	49	29,663	17,640	12,023
CVS Caremark Corp.	Jan-10	35.00	41	23,349	27,060	(3,711)
DaVita, Inc.	Jan-10	50.00	26	21,648	20,540	1,108
Edwards Lifesciences Corp.	Jan-10	55.00	2	1,294	560	734
Elan Corp. PLC ADR	Jan-10	20.00	42	19,194	55,440	(36,246)
Elan Corp. PLC ADR	Jan-10	25.00	30	23,739	54,600	(30,861)
Eli Lilly & Co.	Jan-10	40.00	25	17,425	19,250	(1,825)
Express Scripts, Inc.	Jan-10	55.00	4	3,708	1,560	2,148
Express Scripts, Inc.	Jan-10	60.00	15	14,013	8,550	5,463
Express Scripts, Inc.	Jan-10	65.00	8	9,314	6,480	2,834
Express Scripts, Inc.	Jan-10	70.00	33	43,989	36,630	7,359
Express Scripts, Inc.	Jan-10	80.00	33	53,567	61,050	(7,483)
Genzyme Corp.	Jan-10	50.00	11	8,217	3,520	4,697
Genzyme Corp.	Jan-10	60.00	16	17,591	11,520	6,071
Genzyme Corp.	Jan-10	75.00	13	18,331	23,010	(4,679)
Gilead Sciences, Inc.	Aug-09	45.00	4	1,988	1,680	308
Gilead Sciences, Inc.	Nov-09	45.00	12	7,150	6,480	670
Gilead Sciences, Inc.	Jan-10	45.00	8	5,016	4,880	136
Gilead Sciences, Inc.	Jan-10	60.00	18	22,646	32,220	(9,574)
Henry Schein, Inc.	Jul-09	45.00	8	4,329	1,360	2,969
Henry Schein, Inc.	Jan-10	30.00	5	2,635	325	2,310
Henry Schein, Inc.	Jan-10	35.00	3	1,281	390	891
Henry Schein, Inc.	Jan-10	45.00	4	2,738	1,720	1,018
Henry Schein, Inc.	Jan-10	60.00	12	15,924	18,600	(2,676)
Humana, Inc.	Aug-09	30.00	12	5,324	3,360	1,964

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Issue	Expiration Date	Strike Price	Number of Contracts	Premiums Received	Market Value at May 31, 2009	Unrealized Appreciation (Depreciation)
Humana, Inc.	Aug-09	$45.00	8	$6,296	$11,200	$(4,904)
Illumina, Inc.	Jan-10	30.00	12	8,564	3,120	5,444
Illumina, Inc.	Jan-10	35.00	12	9,204	5,760	3,444
Illumina, Inc.	Jan-10	40.00	16	13,256	12,160	1,096
Illumina, Inc.	Jan-10	45.00	33	38,335	35,640	2,695
Immucor, Inc.	Jan-10	12.50	52	9,204	7,540	1,664
Intuitive Surgical, Inc.	Jul-09	115.00	8	10,616	1,280	9,336
Intuitive Surgical, Inc.	Jul-09	120.00	4	6,268	900	5,368
Intuitive Surgical, Inc.	Jul-09	140.00	8	7,696	5,920	1,776
Intuitive Surgical, Inc.	Jan-10	120.00	8	28,856	10,640	18,216
Intuitive Surgical, Inc.	Jan-10	200.00	4	18,268	23,760	(5,492)
Johnson & Johnson	Jan-10	55.00	12	9,179	5,400	3,779
Laboratory Corp. of America Holdings	Jan-10	55.00	8	4,776	1,960	2,816
Laboratory Corp. of America Holdings	Jan-10	60.00	25	17,846	11,000	6,846
Life Technologies Corp.	Jan-10	35.00	12	7,464	3,720	3,744
McKesson Corp.	Jan-10	40.00	12	8,044	5,160	2,884
McKesson Corp.	Jan-10	45.00	12	8,004	8,640	(636)
Medco Health Solutions, Inc.	Jan-10	35.00	5	3,485	775	2,710
Medco Health Solutions, Inc.	Jan-10	45.00	12	9,738	5,640	4,098
Medco Health Solutions, Inc.	Jan-10	55.00	28	34,506	30,800	3,706
Medtronic, Inc.	Jan-10	30.00	30	18,936	6,900	12,036
Medtronic, Inc.	Jan-10	35.00	25	19,009	11,500	7,509
Medtronic, Inc.	Jan-10	40.00	21	18,226	16,590	1,636
Merck & Co., Inc.	Jan-10	20.00	21	7,497	1,890	5,607
Monsanto Co.	Jul-09	70.00	4	3,388	460	2,928
Monsanto Co.	Oct-09	80.00	4	3,188	3,120	68
Monsanto Co.	Jan-10	120.00	13	36,881	51,610	(14,729)
Monsanto Co.	Jan-10	140.00	47	171,850	276,360	(104,510)
Mylan, Inc.	Jan-10	15.00	8	3,546	2,560	986
Myriad Genetics, Inc.	Jan-10	35.00	29	22,067	14,210	7,857
Onyx Pharmaceuticals, Inc.	Jan-10	30.00	24	16,615	20,880	(4,265)
Pfizer, Inc.	Jan-10	17.50	166	69,391	56,440	12,951
Schering-Plough Corp.	Jan-10	15.00	27	10,186	540	9,646
Schering-Plough Corp.	Jan-10	20.00	41	8,045	3,485	4,560
Schering-Plough Corp.	Jan-10	25.00	41	13,026	10,865	2,161
Sepracor, Inc.	Jan-10	15.00	25	12,519	5,875	6,644
St. Jude Medical, Inc.	Jan-10	35.00	35	20,083	8,750	11,333
Stericycle, Inc.	Aug-09	50.00	4	2,328	1,360	968
Stryker Corp.	Jan-10	35.00	33	16,691	9,075	7,616
Teva Pharmaceutical Industries, Ltd. ADR	Jun-09	45.00	45	12,263	2,475	9,788
Teva Pharmaceutical Industries, Ltd. ADR	Jan-10	40.00	26	11,882	3,770	8,112
The Medicines Co.	Oct-09	15.00	24	14,483	18,480	(3,997)
UnitedHealth Group, Inc.	Jun-09	30.00	8	5,576	2,960	2,616
United Therapeutics Corp.	Jan-10	60.00	5	7,863	3,150	4,713
Universal Health Services, Inc.	Oct-09	60.00	16	16,911	15,040	1,871
Valeant Pharmaceuticals International	Jan-10	20.00	22	12,694	4,180	8,514
Vertex Pharmaceuticals, Inc.	Jan-10	20.00	13	7,111	2,080	5,031
Vertex Pharmaceuticals, Inc.	Jan-10	35.00	8	7,176	6,800	376
WellPoint, Inc.	Jan-10	30.00	7	3,899	875	3,024
WellPoint, Inc.	Jan-10	50.00	8	7,976	6,960	1,016
Wright Medical Group, Inc.	Aug-09	15.00	20	6,940	2,700	4,240
Wyeth	Jul-09	45.00	21	7,917	3,465	4,452
Wyeth	Jan-10	45.00	26	15,782	9,360	6,422
Wyeth	Jan-10	50.00	33	25,140	21,780	3,360
Zimmer Holdings, Inc.	Jan-10	40.00	8	5,816	2,560	3,256
Zimmer Holdings, Inc.	Jan-10	70.00	8	7,416	20,720	(13,304)

			2,432	$1,980,181	$2,118,443	$(138,262)

See Notes to Financial Statements

VALIC Company I Inflation Protected Fund

PORTFOLIO PROFILE — May 31, 2009 (Unaudited)

Industry Allocation*

United States Treasury Bonds	47.5%
Time Deposits	14.5
Insurance — Life/Health	14.4
Finance — Investment Banker/Broker	6.9
Special Purpose Entities	6.1
United States Treasury Notes	5.4
Finance — Consumer Loans	1.5
Federal Farm Credit Bank	1.1
Federal Home Loan Mtg. Corp.	0.8
Federal Home Loan Bank	0.7
Banks — Commercial	0.5
Finance — Commercial	0.1
Tennessee Valley Authority	0.1

99.6%

Credit Quality†#

Government — Agency	3.0%
Government — Treasury	65.8
AA	28.1
A	3.1

100.0%

*	Calculated as a percentage of net assets.
†	Source: Standard and Poors.
#	Calculated as a percentage of total debt issues, excluding short-term securities.

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009

Security Description	Principal Amount	Market Value (Note 2)

CORPORATE BONDS & NOTES — 28.3%
Banks - Money Center — 0.0%
RBS Capital Trust II Sub. Bonds 6.43% due 01/03/34(1)	$50,000	$22,500

Finance - Commercial — 0.1%
CIT Group, Inc. Senior Notes 1.82% due 12/14/16(2)	300,000	94,347

Finance - Consumer Loans — 0.8%
HSBC Finance Corp. Senior Notes 1.26% due 07/10/09(2)	1,067,000	1,061,270
SLM Corp. Senior Notes 1.94% due 05/01/14(2)	130,000	60,223
SLM Corp. Senior Notes 2.36% due 11/21/13(2)	150,000	69,429

		1,190,922

Finance - Investment Banker/Broker — 6.9%
Citigroup Funding, Inc. Company Guar. Notes 0.00% due 05/28/13(2)	5,000,000	3,272,930
Goldman Sachs Group, Inc. Notes 0.00% due 05/08/13(2)(3)	5,000,000	4,620,550
Lehman Brothers Holdings, Inc. Notes 3.47% due 04/14/11†(2)(4)(5)	400,000	59,000
Lehman Brothers Holdings, Inc. Notes 6.59% due 06/10/14†(2)(4)(5)	578,000	85,255
Lehman Brothers Holdings, Inc. Notes 7.53% due 11/01/14†(2)(4)(5)	1,000,000	147,500
Morgan Stanley Senior Notes 1.49% due 02/02/15(2)	1,203,000	1,047,789
Morgan Stanley Senior Notes 2.24% due 06/01/11(2)	150,000	141,864
Morgan Stanley Senior Notes 2.59% due 11/01/13(2)	1,150,000	965,436

		10,340,324

Insurance - Life/Health — 14.4%
Jackson National Life Global Funding Notes 2.56% due 05/01/14*(2)	3,042,000	2,154,709
John Hancock Life Insurance Co. Company Guar. Notes 1.35% due 08/15/11(2)	1,000,000	932,170
Monumental Global Funding III Senior Sec. Notes 2.42% due 05/22/18*(2)	5,000,000	4,197,555
Pacific Life Global Funding Senior Notes 1.74% due 06/02/18*(2)(3)	5,000,000	3,961,750
Pacific Life Global Funding Bonds 2.42% due 02/06/16*(2)	300,000	265,161
Principal Life Income Funding Trusts Notes 1.64% due 03/01/12(2)	4,390,000	3,805,867

Security Description	Principal Amount	Market Value (Note 2)

Insurance - Life/Health — (continued)
Principal Life Income Funding Trusts Senior Sec. Notes 2.05% due 07/15/11(2)	$2,464,000	$2,250,174
Protective Life Secured Trust Sec. Notes 1.13% due 09/10/11(2)	170,000	120,953
Prudential Financial, Inc. Senior Notes 2.37% due 05/23/18(2)	5,000,000	3,729,650

		21,417,989

Special Purpose Entities — 6.1%
Allstate Life Global Funding Trust Senior Sec. Notes 1.29% due 03/01/10(2)	4,150,000	3,918,389
Hartford Life Institutional Funding Senior Notes 1.92% due 05/08/18*(2)	5,000,000	4,210,165
Strats-Daimler Chrysler Bonds 1.62% due 11/15/13*(2)	1,000,000	976,380

		9,104,934

Total Corporate Bonds & Notes
(cost $52,449,969)		42,171,016

FOREIGN CORPORATE BONDS & NOTES — 0.5%
Banks - Commercial — 0.5%
BNP Paribas LLC Bank Guar. Notes 0.05% due 04/03/17(2) (cost $1,144,746)	1,174,000	790,982

U.S. GOVERNMENT AGENCIES — 2.7%
Federal Farm Credit Bank — 1.1%
5.13% due 08/25/16	1,500,000	1,609,182

Federal Home Loan Bank — 0.7%
5.00% due 11/17/17	1,000,000	1,065,683

Federal Home Loan Mtg. Corp. — 0.8%
4.50% due 01/15/15	135,000	146,081
5.13% due 11/17/17	500,000	541,304
6.25% due 07/15/32	500,000	587,253

		1,274,638

Tennessee Valley Authority — 0.1%
4.65% due 06/15/35	100,000	88,978

Total U.S. Government Agencies
(cost $3,990,513)		4,038,481

U.S. GOVERNMENT TREASURIES — 52.9%
United States Treasury Bonds — 47.5%
1.63% due 01/15/15 TIPS(6)	1,347,807	1,356,651
1.75% due 01/15/28 TIPS(6)	10,051,074	9,265,834
1.88% due 07/15/15 TIPS(6)	12,028,280	12,287,634
2.00% due 01/15/26 TIPS(6)	8,583,676	8,240,329
2.38% due 01/15/25 TIPS(6)	1,128,360	1,142,817
2.63% due 07/15/17 TIPS(6)	8,209,840	8,825,578
3.63% due 04/15/28 TIPS(6)	11,835,270	14,120,956
3.88% due 04/15/29 TIPS(6)	12,614,550	15,649,926

		70,889,725

United States Treasury Notes — 5.4%
1.38% due 07/15/18 TIPS(6)	8,285,172	8,101,341

Total U.S. Government Treasuries
(cost $77,083,058)		78,991,066

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)

PREFERRED STOCK — 0.7%
Finance - Consumer Loans — 0.7%
SLM Corp. 2.24%(2) (cost $1,732,125)	93,000	$1,020,210

Total Long-Term Investment Securities
(cost $136,400,411)		127,011,755

SHORT-TERM INVESTMENT SECURITIES — 14.5%
Time Deposits — 14.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/09 (cost $21,577,000)	$21,577,000	21,577,000

TOTAL INVESTMENTS
(cost $157,977,411)(7)	99.6%	148,588,755
Other assets less liabilities	0.4	588,862

NET ASSETS —	100.0%	$149,177,617

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2009, the aggregate value of these securities was $15,765,720 representing 10.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Perpetual maturity — maturity date reflects the next call date.
(2)	Floating rate security where the rate fluctuates based on the Consumer Price Index.
(3)	Fair valued security; see Note 2
(4)	Company has filed Chapter 11 bankruptcy protection.
(5)	Bond in default
(6)	Principal amount of security is adjusted for inflation.
(7)	See Note 5 for cost of investments on a tax basis.

TIPS—Treasury Inflation Protected Securities

See Notes to Financial Statements

VALIC Company I International Equities Fund

PORTFOLIO PROFILE — May 31, 2009 (Unaudited)

Industry Allocation*

Collective Investment Pool	13.8%
Banks — Commercial	8.4
Oil Companies — Integrated	7.2
Diversified Banking Institutions	6.0
Medical — Drugs	5.8
Electric-Integrated	4.2
Telephone — Integrated	3.9
Auto — Cars/Light Trucks	3.2
Index Fund	3.0
Diversified Minerals	2.8
Food — Misc.	2.7
Chemicals — Diversified	2.2
Insurance — Multi-line	2.1
Food — Retail	2.0
Repurchase Agreements	1.7
Steel — Producers	1.2
Real Estate Operations & Development	1.2
Cellular Telecom	1.1
Brewery	1.1
Real Estate Investment Trusts	1.0
Import/Export	1.0
Electronic Components — Misc.	1.0
Insurance — Property/Casualty	0.9
Insurance — Life/Health	0.9
Wireless Equipment	0.8
Audio/Video Products	0.8
Diversified Operations	0.8
Metal — Diversified	0.8
Gas — Distribution	0.8
Tobacco	0.7
Diversified Manufacturing Operations	0.7
Retail — Apparel/Shoe	0.7
Building — Heavy Construction	0.7
Oil Companies — Exploration & Production	0.7
Transport — Rail	0.7
Medical Products	0.6
Multimedia	0.6
Aerospace/Defense	0.6
Engineering/R&D Services	0.6
Soap & Cleaning Preparation	0.6
Building & Construction Products — Misc.	0.6
Industrial Gases	0.6
Finance — Other Services	0.6
Finance — Investment Banker/Broker	0.5
Auto/Truck Parts & Equipment — Original	0.5
Transport — Marine	0.5
Investment Companies	0.5
Machinery — General Industrial	0.5
Telecom Services	0.5
Retail — Misc./Diversified	0.4
Insurance — Reinsurance	0.4
Enterprise Software/Service	0.4
Building & Construction — Misc.	0.4
Real Estate Management/Services	0.4
Building Products — Cement	0.4
Office Automation & Equipment	0.3
Metal Processors & Fabrication	0.3
U.S. Government Treasuries	0.3
Steel — Specialty	0.3
Apparel Manufacturers	0.3
Retail — Major Department Stores	0.3
Beverages — Wine/Spirits	0.3
Machinery — Construction & Mining	0.3
Power Converter/Supply Equipment	0.3
Cosmetics & Toiletries	0.3
Agricultural Chemicals	0.3
Transport — Services	0.3
Computer Services	0.3
Semiconductor Equipment	0.2

Machinery — Electrical	0.2
Electric Products — Misc.	0.2
Food — Catering	0.2
Steel Pipe & Tube	0.2
Airlines	0.2
Oil Refining & Marketing	0.2
Athletic Footwear	0.2
Rubber — Tires	0.2
Medical — Biomedical/Gene	0.2
Circuit Boards	0.2
Advertising Services	0.2
Toys	0.2
Photo Equipment & Supplies	0.2
Machinery — Material Handling	0.2
Electric — Transmission	0.2
Textile — Products	0.2
Gold Mining	0.2
Industrial Automated/Robotic	0.2
Paper & Related Products	0.2
Public Thoroughfares	0.2
Non — Ferrous Metals	0.2
Distribution/Wholesale	0.2
Diversified Financial Services	0.2
Diversified Operations/Commercial Services	0.2
Publishing — Newspapers	0.2
Building — Residential/Commercial	0.2
Computers — Periphery Equipment	0.2
Aerospace/Defense — Equipment	0.2
Human Resources	0.2
Retail — Consumer Electronics	0.2
Water	0.1
Television	0.1
Retail — Jewelry	0.1
Gambling (Non-Hotel)	0.1
Filtration/Separation Products	0.1
Dialysis Centers	0.1
Electronic Components — Semiconductors	0.1
Telecommunication Equipment	0.1
Machinery — Farming	0.1
Finance — Leasing Companies	0.1
Commercial Services	0.1
Oil — Field Services	0.1
Applications Software	0.1
Hotels/Motels	0.1
Travel Services	0.1
Mining	0.1
Computers — Integrated Systems	0.1
Publishing — Books	0.1
Security Services	0.1
Web Portals/ISP	0.1
Electronic Measurement Instruments	0.1
Printing — Commercial	0.1
Energy — Alternate Sources	0.1
Food — Dairy Products	0.1
Venture Capital	0.1
Beverages — Non-alcoholic	0.1
Medical — Wholesale Drug Distribution	0.1
Sugar	0.1
Seismic Data Collection	0.1
Electric — Distribution	0.1
Transport — Truck	0.1
Commercial Services — Finance	0.1
Chemicals — Specialty	0.1
Satellite Telecom	0.1
Building Products — Doors & Windows	0.1
Retail — Building Products	0.1
Building Products — Air & Heating	0.1
Optical Supplies	0.1
Food — Wholesale/Distribution	0.1

VALIC Company I International Equities Fund

PORTFOLIO PROFILE — May 31, 2009 (Unaudited) — (continued)

Industry Allocation* (continued)

Machine Tools & Related Products	0.1%
Cable/Satellite TV	0.1
Agricultural Operations	0.1
Metal — Aluminum	0.1
Platinum	0.1
Time Deposits	0.1
Casino Hotels	0.1
Computer Aided Design	0.1
Shipbuilding	0.1
Metal — Copper	0.1
Airport Development/Maintenance	0.1

111.9%

Country Allocation*

Japan	20.2%
United Kingdom	19.9
United States	19.0
France	9.1
Germany	7.8
Australia	7.2
Switzerland	6.7
Spain	4.6
Italy	3.5
Netherlands	2.4
Sweden	2.2
Hong Kong	2.2
Singapore	1.3
Denmark	1.0
Finland	1.0
Belgium	0.8
Luxembourg	0.5
Norway	0.5
Greece	0.5
Portugal	0.4
Bermuda	0.4
Austria	0.3
Ireland	0.2
New Zealand	0.1
Cayman Islands	0.1

111.9%

*	Calculated as a percentage of net assets

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009

Security Description	Shares	Market Value (Note 2)(8)

COMMON STOCK — 92.4%
Australia — 7.2%
AGL Energy, Ltd.	40,293	$452,749
Alumina, Ltd.#	224,145	245,913
Amcor, Ltd.	75,491	310,261
AMP, Ltd.	179,993	704,245
Aristocrat Leisure, Ltd.	35,186	102,591
Arrow Energy, Ltd.†	50,869	152,779
ASX, Ltd.#	15,460	431,656
Australia and New Zealand Banking Group, Ltd.	194,914	2,507,445
AXA Asia Pacific Holdings, Ltd.	92,733	283,381
Bendigo & Adelaide Bank LLC	26,523	130,462
BHP Billiton, Ltd.	303,113	8,515,709
Billabong International, Ltd.	17,921	113,435
BlueScope Steel, Ltd.	163,715	316,241
Boral, Ltd.#	52,904	173,134
Brambles, Ltd.	125,088	593,964
Caltex Australia, Ltd.#	12,192	117,163
CFS Retail Property Trust#	155,839	206,270
Coca-Cola Amatil, Ltd.	49,844	337,382
Cochlear, Ltd.	5,061	221,220
Commonwealth Bank of Australia	132,875	3,776,641
Computershare, Ltd.	40,150	285,802
Crown, Ltd.	42,380	247,928
CSL, Ltd.	54,462	1,275,349
CSR, Ltd.	117,202	154,992
Dexus Property Group	405,639	248,460
Energy Resources of Australia, Ltd.	6,029	118,446
Fairfax Media, Ltd.#	197,570	182,962
Fortescue Metals Group, Ltd.†#	111,501	236,869
Foster’s Group, Ltd.	173,624	681,920
Goodman Fielder, Ltd.	113,689	116,828
GPT Group#	806,962	336,042
Harvey Norman Holdings, Ltd.#	47,972	113,267
Incitec Pivot, Ltd.	144,354	312,333
Insurance Australia Group, Ltd.	184,097	536,513
Leighton Holdings, Ltd.#	13,455	246,929
Lend Lease Corp., Ltd.	38,942	216,092
Lion Nathan, Ltd.	26,537	250,380
Macquarie Airports Management, Ltd.	62,089	104,690
Macquarie Group, Ltd.#	27,407	705,135
Macquarie Infrastructure Group	217,108	243,857
Metcash, Ltd.	69,082	231,600
Mirvac Group	138,632	128,281
National Australia Bank, Ltd.	173,152	3,079,405
Newcrest Mining, Ltd.	43,498	1,151,378
OneSteel, Ltd.	124,239	272,500
Orica, Ltd.	32,441	524,830
Origin Energy, Ltd.	78,891	936,425
OZ Minerals, Ltd.	281,911	197,912
Paladin Energy, Ltd.†	50,570	203,318
Perpetual, Ltd.#	3,449	78,864
Qantas Airways, Ltd.	98,242	151,059
QBE Insurance Group, Ltd.	89,617	1,403,538
Rio Tinto, Ltd.#	25,808	1,347,634
Santos, Ltd.	73,944	868,568
Sims Metal Management, Ltd.	13,142	244,342
Sonic Healthcare, Ltd.	32,932	314,009
SP AusNet	118,128	75,795
Stockland#	200,836	500,772
Suncorp - Metway, Ltd.	117,654	562,802
TABCORP Holdings, Ltd.	52,810	312,135
Tatts Group, Ltd.	108,569	213,212
Telstra Corp., Ltd.	397,327	990,813
Toll Holdings, Ltd.	59,321	336,755
Transurban Group#	104,266	339,661

Security Description	Shares	Market Value (Note 2)(8)

Australia (continued)
Wesfarmers, Ltd.#	91,446	$1,570,396
Wesfarmers, Ltd. PPS	13,724	234,817
Westfield Group	182,158	1,603,215
Westpac Banking Corp.	262,806	3,992,667
Woodside Petroleum, Ltd.	44,163	1,540,785
Woolworths, Ltd.	110,693	2,252,652
WorleyParsons, Ltd.	14,766	267,180

		52,234,755

Austria — 0.3%
Erste Group Bank AG#	10,261	249,448
Oesterreichische Elektrizitaetswirtschafts AG	4,889	264,856
OMV AG#	12,975	526,159
Raiffeisen International Bank Holding AG#	8,950	383,132
Telekom Austria AG	32,654	504,341
Voestalpine AG#	4,506	129,999
Wiener Staedtische Versicherung AG#	1,502	63,930

		2,121,865

Belgium — 0.8%
Anheuser - Busch InBev NV#	64,712	2,287,243
Belgacom SA#	5,950	187,008
Colruyt SA	1,775	418,363
Compagnie Nationale a Portefeuille	1,317	68,572
Delhaize Group#	12,832	944,739
Dexia SA†#	20,680	131,700
Dexia SA VVPR†	1,290	9
Fortis†	184,805	709,002
Groupe Bruxelles Lambert SA	3,155	255,482
KBC Groep NV†	11,673	244,148
Mobistar SA	1,174	72,580
Solvay SA	3,181	291,526
UCB SA#	5,948	197,955
Umicore	4,460	107,689

		5,916,016

Bermuda — 0.4%
Cheung Kong Infrastructure Holdings, Ltd.	41,636	154,450
Chinese Estates Holdings, Ltd.	65,500	99,629
Esprit Holdings, Ltd.	101,200	643,763
Frontline, Ltd.#	10	238
Kerry Properties, Ltd.	64,000	276,448
Li & Fung, Ltd.	200,600	537,151
Mongolia Energy Co., Ltd.†	164,000	68,627
Noble Group, Ltd.	119,600	131,144
NWS Holdings, Ltd.	74,000	161,783
Orient Overseas International, Ltd.	19,483	85,435
Seadrill, Ltd.#	11,050	162,397
Shangri - La Asia, Ltd.	118,000	183,928
Yue Yuen Industrial Holdings, Ltd.	59,500	136,698

		2,641,691

Cayman Islands — 0.1%
ASM Pacific Technology, Ltd.	17,700	104,439
Foxconn International Holdings, Ltd.†	191,000	137,447
Lifestyle International Holdings ,Ltd.	53,500	65,964

		307,850

Cyprus — 0.0%
Bank of Cyprus Public Co., Ltd.	21,799	169,495

Denmark — 1.0%
AP Moller - Maersk A/S, Series A	21	129,878
AP Moller - Maersk A/S, Series B	161	1,000,979
Carlsberg A/S	13,384	856,117

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)(8)

COMMON STOCK (continued)
Denmark (continued)
Coloplast A/S	912	$62,945
Danisco A/S	19,221	733,532
Danske Bank A/S†#	70,066	1,205,283
DSV A/S†#	7,066	87,767
FLSmidth & Co. A/S†#	1,123	41,772
H. Lundbeck A/S	2,310	51,772
Novo Nordisk A/S, Class B	34,690	1,806,415
Novozymes A/S	3,153	249,914
Topdanmark A/S†#	2,087	252,126
TrygVesta A/S#	931	55,270
Vestas Wind Systems A/S†	9,842	720,202
William Demant Holding A/S†#	4,172	235,656

		7,489,628

Finland — 1.0%
Elisa Oyj#	19,011	282,703
Fortum Oyj#	23,947	588,355
Kesko Oyj, Class B	2,586	74,940
Kone Oyj, Class B#	6,005	182,409
Metso Corp.	10,153	195,262
Neste Oil Oyj#	5,014	77,718
Nokia OYJ	260,707	3,993,046
Nokian Renkaat Oyj#	4,150	78,767
Orion Oyj#	12,965	211,268
Outokumpu Oyj	4,616	92,618
Pohjola Bank PLC, Class A	42,142	325,024
Rautaruukki Oyj	5,203	118,315
Sampo Oyj, Class A	16,432	310,404
Sanoma - WSOY Oyj#	3,148	50,377
Stora Enso Oyj, Class R†	37,354	224,127
UPM - Kymmene Oyj	32,396	303,732
Wartsila Oyj, Class B	5,423	196,256

		7,305,321

France — 9.1%
Accor SA#	5,591	248,797
Aeroports de Paris	1,161	84,608
Air France - KLM#	5,284	84,380
Air Liquide SA#	36,464	3,391,930
Alcatel - Lucent†	297,591	758,731
Alstom SA#	9,738	618,580
Atos Origin SA#	10,015	338,127
AXA SA#	168,848	3,161,906
BioMerieux	540	46,745
BNP Paribas#	81,697	5,679,866
Bouygues SA#	14,403	592,759
Bureau Veritas SA	2,858	140,635
Cap Gemini SA#	27,456	1,062,702
Carrefour SA#	51,932	2,326,407
Casino Guichard-Perrachon SA#	1,912	139,542
Christian Dior SA#	17,350	1,327,218
Cie Generale de Geophysique-Veritas†#	30,801	544,420
CNP Assurances#	16,446	1,561,045
Compagnie de St. Gobain#	51,338	1,873,284
Compagnie Generale des Etablissements Michelin, Class B#	9,329	567,387
Credit Agricole SA#	46,976	700,062
Dassault Systemes SA†#	7,536	338,142
Dexia SA Strip VVPR	1,290	9
Eiffage SA#	2,446	150,041
Electricite de France#	12,099	634,373
Eramet#	1,084	301,866
Essilor International SA#	7,841	361,218
Eurazeo	1,081	51,385
Eutelsat Communications	3,866	98,369
Fonciere Des Regions	803	60,580

Security Description	Shares	Market Value (Note 2)(8)

France (continued)
France Telecom SA#	200,253	$4,896,451
GDF Suez	87,830	3,462,582
GDF Suez VVPR†	12,852	18
Gecina SA#	7,559	622,556
Groupe Danone#	23,815	1,186,632
Hermes International#	3,106	419,113
ICADE	769	65,143
Iliad SA#	636	70,836
Imerys SA†#	3,609	154,804
Ipsen SA	986	46,170
JC Decaux SA†#	2,594	42,564
Klepierre	3,575	90,746
L’Oreal SA#	11,339	896,491
Lafarge SA†#	7,805	535,900
Lagardere SCA#	4,616	154,373
Legrand SA#	6,789	143,793
LVMH Moet Hennessy Louis Vuitton SA#	9,581	796,526
M6 - Metropole Television	2,522	50,042
Natixis†	200,009	411,508
Neopost SA#	1,218	101,660
PagesJaunes Groupe SA†#	4,939	60,052
Pernod Ricard SA#	9,807	612,932
Peugeot SA†	5,950	182,487
PPR#	10,290	870,861
Publicis Groupe#	37,471	1,216,642
Renault SA†	11,980	466,839
Safran SA#	7,340	97,061
Sanofi - Aventis#	51,597	3,287,021
Schneider Electric SA	11,276	848,305
SCOR SE	13,648	287,795
Societe BIC SA#	1,044	57,422
Societe Des Autoroutes Paris - Rhin - Rhone	884	54,506
Societe Generale#	39,757	2,322,055
Societe Television Francaise 1#	4,591	54,020
Sodexho	3,687	183,623
Suez Environnement SA#	10,534	191,499
Technip SA	4,744	235,048
Thales SA#	3,497	164,844
Total SA#	147,818	8,556,223
Unibail-Rodamco#	3,771	606,910
Vallourec SA#	5,632	711,633
Veolia Environnement	14,786	436,908
Vinci SA#	16,525	795,620
Vivendi	96,053	2,535,826
Wendel#	4,310	184,808

		66,413,962

Germany — 7.2%
Adidas AG#	35,725	1,307,239
Allianz SE	42,187	4,158,815
BASF SE	117,448	4,959,803
Bayer AG#	45,886	2,612,824
Bayerische Motoren Werke AG#	12,950	466,728
Beiersdorf AG#	5,820	286,469
Celesio AG	14,467	327,872
Commerzbank AG†#	80,207	632,806
Daimler AG#	42,481	1,558,015
Deutsche Bank AG#	44,028	2,962,004
Deutsche Boerse AG#	18,737	1,635,934
Deutsche Lufthansa AG#	8,955	124,049
Deutsche Post AG (London)†	4,152	57,288
Deutsche Post AG (Sweden)	33,747	466,837
Deutsche Postbank AG†#	14,298	335,495
Deutsche Telekom AG#	316,232	3,636,918
E.ON AG	111,933	3,957,651

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)(8)

COMMON STOCK (continued)
Germany (continued)
Fraport AG#	1,434	$58,830
Fresenius Medical Care AG#	22,802	955,704
Fresenius SE	10,239	494,057
GEA Group AG	11,132	174,937
Hamburger Hafen und Logistik AG	958	40,074
Hannover Rueckversicherung AG†	4,013	150,880
Henkel AG & Co. KGaA	34,589	931,659
Hochtief AG	6,744	327,139
K+S AG	13,935	1,037,604
Linde AG#	8,770	732,607
MAN AG	17,720	1,083,054
Merck KGaA	5,779	556,457
Metro AG#	12,702	684,595
Muenchener Rueckversicherungs AG	15,826	2,220,531
Puma AG Rudolf Dassler Sport	189	43,625
RWE AG	43,015	3,577,163
Salzgitter AG#	6,238	583,537
SAP AG#	46,568	2,004,769
Siemens AG	48,002	3,506,004
Solarworld AG#	3,277	102,520
Suedzucker AG#	2,592	53,877
ThyssenKrupp AG#	23,290	594,435
TUI AG†#	21,624	191,932
United Internet AG†#	32,311	415,452
Volkswagen AG#	6,822	2,067,030
Wacker Chemie AG	612	76,608

		52,151,827

Greece — 0.5%
Alpha Bank A.E.†	52,785	635,317
Coca-Cola Hellenic Bottling Co. SA	7,146	147,220
EFG Eurobank Ergasias†	12,381	144,499
Hellenic Petroleum SA	33,775	339,075
Hellenic Telecommunications Organization SA	40,924	665,264
Marfin Investment Group SA†	24,841	132,598
National Bank of Greece SA†	19,425	537,630
OPAP SA	18,891	583,671
Piraeus Bank SA†	11,601	134,375
Public Power Corp. SA	4,537	103,046
Titan Cement Co. SA†	2,258	65,589

		3,488,284

Hong Kong — 2.2%
Bank of East Asia, Ltd.	133,280	442,174
BOC Hong Kong Holdings, Ltd.	334,500	530,391
Cathay Pacific Airways, Ltd.	107,000	149,947
Cheung Kong Holdings, Ltd.	126,562	1,569,349
CLP Holdings, Ltd.	185,000	1,240,670
Hang Lung Group, Ltd.	74,000	336,883
Hang Lung Properties, Ltd.	188,000	628,634
Hang Seng Bank, Ltd.	69,088	991,893
Henderson Land Development Co., Ltd.	97,569	587,579
Hong Kong & China Gas Co., Ltd.	361,744	733,332
Hong Kong Aircraft Engineering Co., Ltd.	6,400	77,468
Hong Kong Exchanges & Clearing, Ltd.	92,200	1,431,176
HongKong Electric Holdings, Ltd.	125,500	673,968
Hopewell Holdings, Ltd.	52,455	161,152
Hutchison Whampoa, Ltd.	193,000	1,351,081
Hysan Development Co., Ltd.	56,000	129,347
MTR Corp., Ltd.	128,000	404,345
New World Development Co., Ltd.	225,000	424,989
PCCW, Ltd.	335,000	100,255
Sino Land Co., Ltd.	152,000	284,684
Sun Hung Kai Properties, Ltd.	128,282	1,602,627
Swire Pacific, Ltd., Class A	69,816	699,792

Security Description	Shares	Market Value (Note 2)(8)

Hong Kong (continued)
Television Broadcasts, Ltd.	24,926	$103,367
The Link REIT	195,191	383,429
Wharf Holdings, Ltd.	125,000	519,443
Wheelock & Co., Ltd.	82,000	234,887
Wing Hang Bank, Ltd.	15,745	142,003

		15,934,865

Ireland — 0.2%
Anglo Irish Bank Corp. PLC†(1)	31,152	9,557
CRH PLC (Ireland)	34,767	823,444
Elan Corp PLC†	25,474	183,807
Kerry Group PLC	24,590	585,280
Ryanair Holdings PLC†	7,244	36,888
Ryanair Holdings PLC ADR†#	1,432	41,700

		1,680,676

Isle of Man — 0.0%
Genting International PLC†#	347,000	176,179

Italy — 3.5%
A2A SpA#	713,807	1,347,577
ACEA SpA#	31,292	405,681
Alleanza Assicurazioni SpA#	118,087	863,522
Assicurazione Generali SpA	54,344	1,215,268
Atlantia SpA	12,356	261,747
Autogrill SpA#	3,980	37,220
Banca Carige SpA#	25,268	78,705
Banca Intesa SpA	59,574	178,572
Banca Monte dei Paschi di Siena SpA#	320,598	547,739
Banca Popolare di Milano Scarl	15,421	104,020
Banco Popolare Scarl†	110,150	913,880
Enel SpA#	302,151	1,802,803
ENI SpA	264,976	6,414,470
Exor SpA	2,820	47,777
Fiat SpA†	29,904	318,637
Finmeccanica SpA	21,104	298,931
Fondiaria - Sai SpA#	2,435	40,396
Intesa Sanpaolo SpA†	683,775	2,473,545
Italcementi SpA#	32,870	209,955
Italcementi SpA RNC#	7,445	86,040
Lottomatica SpA#	1,788	35,820
Luxottica Group SpA†#	4,533	94,393
Mediaset SpA#	27,722	163,432
Mediobanca SpA	17,642	213,277
Mediolanum SpA#	8,567	42,583
Parmalat SpA	210,000	520,683
Pirelli & C. SpA†	102,342	41,379
Prysmian SpA	3,885	56,614
Saipem SpA#	10,355	264,438
Saras SpA#	11,160	33,254
Snam Rete Gas SpA#	58,667	254,084
Telecom Italia SpA (Chi-X)#	1,406,009	1,982,216
Telecom Italia SpA (Milan)	437,926	448,090
Terna Rete Elettrica Nazionale SpA	50,870	186,951
UniCredit SpA†	1,133,051	2,979,278
Unione di Banche Italiane SCPA	52,866	733,647
Unipol Gruppo Finanziario SpA†	28,941	38,000

		25,734,624

Japan — 20.2%
ABC - Mart, Inc.#	1,300	29,363
ACOM Co., Ltd.#	2,059	53,838
Advantest Corp.#	8,120	145,855
Aeon Co., Ltd.#	32,830	305,219
Aeon Credit Service Co., Ltd.#	4,000	52,964
Aeon Mall Co., Ltd.	4,100	70,215

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)(8)

COMMON STOCK (continued)
Japan (continued)
Aioi Insurance Co., Ltd.	25,000	$117,524
Aisin Seiki Co., Ltd.	39,800	794,160
Ajinomoto Co., Inc.	33,807	252,064
Alfresa Holdings Corp.	1,500	62,298
All Nippon Airways Co., Ltd.#	33,000	122,384
Alps Electric Co., Ltd.	149	808
Amada Co., Ltd.	18,863	125,827
Aozora Bank, Ltd.†#	38,000	61,414
Asahi Breweries, Ltd.	19,795	272,755
Asahi Glass Co., Ltd.	51,249	377,163
Asahi Kasei Corp.#	64,549	319,427
Asics Corp.	8,000	62,346
Astellas Pharma, Inc.	23,400	795,463
Bank of Kyoto, Ltd.#	16,000	142,956
Benesse Corp.#	3,814	160,329
Bridgestone Corp.	51,200	782,059
Brother Industries, Ltd.	11,500	109,169
Canon Marketing Japan, Inc.	3,400	46,272
Canon, Inc.	54,800	1,819,373
Casio Computer Co., Ltd.#	12,092	109,017
Central Japan Railway Co.	80	512,697
Chubu Electric Power Co., Inc.#	33,900	755,789
Chugai Pharmaceutical Co., Ltd.	11,476	209,605
Chuo Mitsui Trust Holdings, Inc.	50,000	184,574
Citizen Watch Co., Ltd.	14,747	74,590
Coca - Cola West Japan Co., Ltd.#	2,800	47,815
Cosmo Oil Co., Ltd.#	30,000	109,232
Credit Saison Co., Ltd.#	8,054	108,859
Dai Nippon Printing Co., Ltd.	30,000	384,604
Daicel Chemical Industries, Ltd.	14,427	77,781
Daido Steel Co., Ltd.#	296,000	1,293,326
Daihatsu Motor Co., Ltd.#	10,000	97,014
Daiichi Sankyo Co., Ltd.	34,500	646,058
Daikin Industries, Ltd.#	12,210	377,444
Dainippon Ink and Chemicals, Inc.	30,180	48,585
Dainippon Sumitomo Pharma Co., Ltd.#	8,200	67,596
Daito Trust Construction Co., Ltd.	4,053	183,977
Daiwa House Industry Co., Ltd.	26,070	248,813
Daiwa Securities Group, Inc.	236,045	1,488,956
Dena Co., Ltd.#	15	51,562
Denki Kagaku Kogyo Kabushiki Kaisha#	24,226	66,604
Denso Corp.#	43,900	1,054,225
Dentsu, Inc.#	8,700	168,359
Disco Corp.	15,000	531,092
Dowa Mining Co., Ltd.	13,000	58,594
East Japan Railway Co.	29,400	1,756,254
Eisai Co., Ltd.#	12,906	441,375
Electric Power Development Co., Ltd.	6,800	194,128
Elpida Memory, Inc.†#	6,100	63,710
FamilyMart Co., Ltd.	2,956	87,014
Fanuc, Ltd.#	16,800	1,357,633
Fast Retailing Co., Ltd.	12,400	1,473,239
Fuji Electric Holdings Co., Ltd.#	28,000	46,147
Fuji Heavy Industries, Ltd.	32,000	126,591
Fuji Television Network, Inc.	24	31,448
FUJIFILM Holdings Corp.	24,973	721,861
Fujitsu, Ltd.	95,448	496,919
Fukuoka Financial Group, Inc.	39,000	171,270
Furukawa Electric Co., Ltd.	32,000	116,834
GS Yuasa Corp.	16,000	127,527
Gunma Bank, Ltd.	20,000	106,276
Hakuhodo DY Holdings, Inc.#	1,190	60,823
Hankyu Hanshin Holdings, Inc.	59,600	292,512
Hikari Tsushin, Inc.	1,400	31,672
Hino Motors, Ltd.	13,000	38,548

Security Description	Shares	Market Value (Note 2)(8)

Japan (continued)
Hirose Electric Co., Ltd.#	1,681	$187,505
Hisamitsu Pharmaceutical Co., Inc.#	3,400	110,393
Hitachi Chemical Co., Ltd.	5,300	82,650
Hitachi Construction Machinery Co., Ltd.#	40,500	673,213
Hitachi High - Technologies Corp.	3,500	54,110
Hitachi Metals, Ltd.#	99,000	943,190
Hitachi, Ltd.	171,849	572,807
Hokkaido Electric Power Co., Inc.	9,500	179,141
Hokuhoku Financial Group, Inc.	64,177	135,120
Hokuriku Electric Power Co.#	9,600	223,626
Honda Motor Co., Ltd.	124,700	3,619,809
Hoya Corp.	21,100	442,038
Ibiden Co., Ltd.	52,700	1,515,380
Idemitsu Kosan Co., Ltd.#	1,100	92,662
IHI Corp.†#	67,596	121,795
INPEX Corp.	42	342,276
Isetan Mitsukoshi Holdings, Ltd.#	17,834	159,612
Isuzu Motors, Ltd.	62,000	107,761
Ito En, Ltd.#	3,200	43,730
ITOCHU Corp.	77,000	559,592
ITOCHU Techno - Solutions Corp.#	1,500	38,743
J Front Retailing Co., Ltd.#	26,000	106,797
Jafco Co., Ltd.#	1,600	49,232
Japan Airlines Corp.†#	46,000	89,412
Japan Petroleum Exploration Co.#	1,500	77,806
Japan Prime Reality Investment Corp.	28	55,038
Japan Real Estate Investment Corp.	22	170,354
Japan Retail Fund Investment Corp.	18	82,565
Japan Tobacco, Inc.	480	1,387,249
JFE Holdings, Inc.	60,400	2,026,190
JGC Corp.	95,282	1,592,438
JS Group Corp.	12,975	188,943
JSR Corp.	9,100	136,212
JTEKT Corp.	9,800	86,263
Jupiter Telecommunications Co.	124	91,514
Kajima Corp.#	43,000	133,621
Kamigumi Co., Ltd.	13,135	101,478
Kaneka Corp.	15,081	105,350
Kansai Paint Co., Ltd.	11,000	69,896
Kao Corp.	27,000	594,660
Kawasaki Heavy Industries, Ltd.#	74,842	167,999
Kawasaki Kisen Kaisha, Ltd.	30,631	139,255
KDDI Corp.	149	779,977
Keihin Electric Express Railway Co., Ltd.	21,582	165,777
Keio Corp.#	29,000	172,298
Keisei Electric Railway Co., Ltd.	14,000	73,513
Keyence Corp.	2,100	438,389
Kikkoman Corp.#	8,531	86,488
Kinden Corp.	7,036	58,299
Kintetsu Corp.#	83,072	372,545
Kirin Holdings Company, Ltd.	117,937	1,487,189
Kobe Steel, Ltd.#	129,000	225,900
Komatsu, Ltd.	48,700	711,328
Konami Corp.#	4,961	91,932
Konica Minolta Holdings, Inc.	24,336	255,805
Kubota Corp.#	118,000	876,767
Kuraray Co., Ltd.	75,461	758,207
Kurita Water Industries, Ltd.#	5,710	158,255
Kyocera Corp.	8,343	661,019
Kyowa Hakko Kirin Co., Ltd.#	13,671	143,674
Kyushu Electric Power Co., Inc.	19,400	407,844
Lawson, Inc.	3,500	145,848
Leopalace21 Corp.	6,500	57,470
Mabuchi Motor Co., Ltd.#	1,500	74,928
Makita Corp.	5,900	131,627

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)(8)

COMMON STOCK (continued)
Japan (continued)
Marubeni Corp.	84,000	$381,662
Marui Co., Ltd.#	11,596	68,460
Maruichi Steel Tube, Ltd.#	1,900	36,210
Matsui Securities Co., Ltd.	6,200	50,325
Mazda Motor Corp.#	47,000	122,422
McDonald’s Holdings Co. Japan, Ltd.	3,400	66,765
MEDICEO Holdings Co., Ltd.	7,500	87,691
Meiji Holdings Co., Ltd.†#	3,600	120,529
Minebea Co., Ltd.#	18,125	73,971
Mitsubishi Chemical Holdings Corp.#	62,420	289,807
Mitsubishi Corp.	127,601	2,421,585
Mitsubishi Electric Corp.	99,000	576,230
Mitsubishi Estate Co., Ltd.	139,750	2,304,485
Mitsubishi Gas Chemical Co., Inc.	19,864	113,457
Mitsubishi Heavy Industries, Ltd.#	157,000	566,921
Mitsubishi Logistics Corp.#	5,000	52,888
Mitsubishi Materials Corp.#	267,000	895,509
Mitsubishi Motors Corp.†#	184,000	294,753
Mitsubishi Rayon Co., Ltd.#	27,042	72,960
Mitsubishi Tanabe Pharma Corp.	12,000	133,135
Mitsubishi UFJ Financial Group, Inc.	818,200	5,163,097
Mitsubishi UFJ Lease & Finance Co., Ltd.#	2,980	82,221
Mitsui & Co., Ltd.	223,931	2,843,521
Mitsui Chemicals, Inc.#	32,000	111,343
Mitsui Engineering & Shipbuilding Co., Ltd.	37,668	90,954
Mitsui Fudosan Co., Ltd.	43,000	718,321
Mitsui Mining & Smelting Co., Ltd.†	28,977	68,430
Mitsui O.S.K. Lines, Ltd.#	258,000	1,838,968
Mitsui Sumitomo Insurance Group Holdings, Inc.	21,598	635,814
Mitsumi Electric Co., Ltd.	4,200	81,410
Mizuho Financial Group, Inc.#	488,000	1,173,860
Mizuho Trust & Banking Co., Ltd.†#	77,000	87,657
Murata Manufacturing Co., Ltd.	10,973	469,380
Namco Bandai Holdings, Inc.	10,218	108,324
NEC Corp.†	98,441	385,031
NGK Insulators, Ltd.#	13,537	242,210
NGK Spark Plug Co., Ltd.#	9,455	83,140
NHK Spring Co., Ltd.#	8,000	46,033
Nidec Corp.	23,560	1,354,809
Nikon Corp.#	17,485	263,428
Nintendo Co., Ltd.	5,000	1,358,367
Nippon Building Fund, Inc.	26	229,541
Nippon Electric Glass Co., Ltd.	118,000	1,146,560
Nippon Express Co., Ltd.	42,879	181,961
Nippon Meat Packers, Inc.#	10,000	120,645
Nippon Mining Holdings, Inc.	45,000	256,228
Nippon Oil Corp.	65,000	396,855
Nippon Paper Group, Inc.#	4,600	130,175
Nippon Sheet Glass Co., Ltd.#	32,067	92,454
Nippon Steel Corp.#	261,389	1,002,871
Nippon Telegraph and Telephone Corp.	26,600	1,105,727
Nippon Yusen Kabushiki Kaisha#	56,000	269,247
Nipponkoa Insurance Co., Ltd.	33,000	192,576
Nissan Chemical Industries, Ltd.#	8,000	84,312
Nissan Motor Co., Ltd.#	277,600	1,666,845
Nissay Dowa General Insurance Co., Ltd.	9,000	42,082
Nisshin Seifun Group, Inc.	9,463	107,717
Nisshin Steel Co., Ltd.#	37,000	83,425
Nisshinbo Industries, Inc.	6,532	67,627
Nissin Food Products Co., Ltd.	3,755	117,258
Nitori Co., Ltd.#	2,000	121,353
Nitto Denko Corp.	8,407	236,019
NOK Corp.	5,700	73,619
Nomura Holdings, Inc.#	128,100	967,776
Nomura Real Estate Holdings, Inc.#	2,600	46,647

Security Description	Shares	Market Value (Note 2)(8)

Japan (continued)
Nomura Real Estate Office Fund, Inc.	14	$83,163
Nomura Research Institute, Ltd.#	5,400	99,496
NSK, Ltd.#	224,077	1,087,562
NTN Corp.#	21,277	72,469
NTT Data Corp.#	64	190,738
NTT DoCoMo, Inc.	806	1,204,872
NTT Urban Development Corp.	59	55,969
Obayashi Corp.	32,861	149,628
Obic Co., Ltd.#	350	52,016
Odakyu Electric Railway Co., Ltd.#	32,000	274,444
OJI Paper Co., Ltd.	43,528	202,838
Olympus Corp.#	11,306	222,593
Omron Corp.#	10,384	159,559
Ono Pharmaceutical Co., Ltd.	4,500	201,852
Onward Kashiyama Co., Ltd.	6,944	43,786
ORACLE Corp.#	1,900	67,908
Oriental Land Co., Ltd.#	2,671	177,129
ORIX Corp.	12,520	790,548
Osaka Gas Co., Ltd.	99,188	313,638
Osaka Titanium Technologies Co.#	900	35,578
Otsuka Corp.#	800	36,439
Panasonic Corp.	240,800	3,472,739
Panasonic Electric Works Co., Ltd.	19,000	157,701
Promise Co., Ltd.#	3,800	50,692
Rakuten, Inc.#	369	202,929
Resona Holdings, Inc.#	26,300	397,785
Ricoh Co., Ltd.	34,000	470,661
Rinnai Corp.	1,900	79,142
Rohm Co., Ltd.	5,108	335,120
Sankyo Co., Ltd.	2,700	143,330
Santen Pharmaceutical Co., Ltd.	29,700	906,656
Sanyo Electric Co., Ltd.†#	86,000	216,294
Sapporo Hokuyo Holdings, Inc.†	15,300	45,132
Sapporo Holdings, Ltd.#	13,000	59,466
SBI Holdings, Inc.#	860	139,470
Secom Co., Ltd.	10,759	448,387
Sega Sammy Holdings, Inc.#	9,400	104,700
Seiko Epson Corp.#	6,500	95,993
Sekisui Chemical Co., Ltd.	21,925	133,862
Sekisui House, Ltd.	26,000	252,191
Seven & I Holdings Co., Ltd.	39,668	960,496
Seven Bank, Ltd.	28	73,067
Sharp Corp.#	106,330	1,211,219
Shikoku Electric Power Co., Inc.#	9,300	262,332
Shimadzu Corp.	13,000	88,965
Shimamura Co., Ltd.	1,100	85,065
Shimano, Inc.#	3,440	126,283
Shimizu Corp.#	29,559	133,451
Shin - Etsu Chemical Co., Ltd.	47,026	2,467,373
Shinko Electric Industries Co., Ltd.	3,400	39,151
Shinko Securities Co., Ltd.#	27,000	78,665
Shinsei Bank, Ltd.†#	49,000	66,153
Shionogi & Co., Ltd.	15,507	306,339
Shiseido Co., Ltd.	17,000	290,758
Showa Denko K.K.#	60,798	90,311
Showa Shell Sekiyu K.K.	9,600	95,217
SMC Corp.	2,800	299,313
Softbank Corp.	38,800	709,038
Sojitz Corp.#	63,300	127,726
Sompo Japan Insurance, Inc.#	45,000	330,619
Sony Corp.	51,562	1,352,445
Sony Financial Holdings, Inc.	44	128,593
Square Enix Co., Ltd.#	3,200	70,908
Stanley Electric Co., Ltd.	7,400	119,110
Sumco Corp.#	6,100	94,510

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)(8)

COMMON STOCK (continued)
Japan (continued)
Sumitomo Chemical Co., Ltd.	240,000	$1,059,960
Sumitomo Corp.#	57,800	579,347
Sumitomo Electric Industries, Ltd.	84,587	963,736
Sumitomo Heavy Industries, Ltd.#	29,000	122,117
Sumitomo Metal Industries, Ltd.#	174,000	472,263
Sumitomo Metal Mining Co., Ltd.	117,341	1,671,790
Sumitomo Mitsui Financial Group, Inc.#	48,300	1,869,545
Sumitomo Realty & Development Co., Ltd.	19,000	290,760
Sumitomo Rubber Industries, Inc.#	8,700	59,755
Suruga Bank, Ltd.#	12,000	113,478
Suzuken Co., Ltd.	3,600	93,055
Suzuki Motor Corp.#	48,100	1,074,632
T&D Holdings, Inc.#	51,759	1,479,202
Taiheiyo Cement Corp.#	45,000	82,245
Taisei Corp.#	48,384	119,672
Taisho Pharmaceutical Co., Ltd.	7,000	133,874
Taiyo Nippon Sanso Corp.	14,000	120,362
Takashimaya Co., Ltd.#	15,000	94,699
Takeda Pharmaceutical Co., Ltd.	38,600	1,530,831
TDK Corp.	6,100	276,794
Teijin, Ltd.	47,277	130,235
Terumo Corp.	8,600	361,375
The 77 Bank, Ltd.	18,000	97,357
The Bank of Yokohama, Ltd.	63,000	311,433
The Chiba Bank, Ltd.#	39,000	237,418
The Chugoku Bank, Ltd.#	9,000	121,730
The Chugoku Electric Power Co.#	14,200	292,872
The Hachijuni Bank, Ltd.	22,000	124,986
The Hiroshima Bank, Ltd.#	25,000	99,783
The Iyo Bank, Ltd.#	13,000	138,459
The Japan Steel Works, Ltd.#	107,000	1,397,828
The Joyo Bank, Ltd.	34,723	171,344
The Kansai Electric Power Co., Inc.	39,100	850,284
The Nishi - Nippon City Bank, Ltd.	35,000	81,488
The Shizuoka Bank, Ltd.#	110,163	1,070,506
The Sumitomo Trust & Banking Co., Ltd.	73,000	346,836
THK Co., Ltd.#	6,100	92,119
Tobu Railway Co., Ltd.#	41,624	226,981
Toho Co., Ltd.#	5,800	79,201
Toho Gas Co., Ltd.#	24,000	98,198
Tohoku Electric Power Co., Inc.	21,916	448,671
Tokio Marine Holdings, Inc.	37,100	1,094,182
Tokuyama Corp.#	12,000	86,076
Tokyo Broadcasting System, Inc.	1,900	27,044
Tokyo Electric Power Co., Inc.#	117,500	2,949,998
Tokyo Electron, Ltd.	8,800	404,877
Tokyo Gas Co., Ltd.	248,077	911,622
Tokyo Steel Manufacturing Co., Ltd.	5,300	62,523
Tokyo Tatemono Co., Ltd.	14,000	66,502
Tokyu Corp.	57,426	261,445
Tokyu Land Corp.#	23,000	96,150
TonenGeneral Sekiyu K.K.#	14,000	146,988
Toppan Printing Co., Ltd.#	28,477	257,402
Toray Industries, Inc.#	67,992	337,149
Toshiba Corp.#	277,618	1,052,796
Tosoh Corp.#	25,718	80,357
Toto, Ltd.#	13,771	80,817
Toyo Seikan Kaisha, Ltd.	7,926	148,227
Toyo Suisan Kaisha, Ltd.	4,000	88,216
Toyoda Gosei Co., Ltd.	3,300	72,960
Toyota Boshoku Corp#	3,300	41,713
Toyota Industries Corp.	9,100	235,824
Toyota Motor Corp.	203,549	8,154,145
Toyota Tsusho Corp.	10,900	151,998
Trend Micro, Inc.#	5,000	166,089

Security Description	Shares	Market Value (Note 2)(8)

Japan (continued)
Tsumura & Co.#	33,000	$984,790
Ube Industries, Ltd.	51,463	123,124
Uni - Charm Corp.	2,100	146,711
UNY Co., Ltd.	9,295	73,455
Ushio, Inc.#	5,900	87,885
USS Co., Ltd.	1,190	67,640
West Japan Railway Co.	87	285,176
Yahoo! Japan Corp.#	760	202,746
Yakult Honsha Co., Ltd.#	4,958	89,919
Yamada Denki Co., Ltd.#	17,450	999,314
Yamaguchi Financial Group, Inc.	11,000	136,750
Yamaha Corp.	8,251	104,687
Yamaha Motor Co., Ltd.	11,000	124,652
Yamaichi Securities Co., Ltd. ADR†#(1)(2)(3)	6,000	0
Yamato Kogyo Co., Ltd.	2,200	59,294
Yamato Transport Co., Ltd.	19,923	248,168
Yamazaki Baking Co., Ltd.#	5,513	56,859
Yaskawa Electric Corp.#	12,000	64,390
Yokogawa Electric Corp.#	11,700	59,828

		147,167,192

Jersey — 0.0%
Randgold Resources, Ltd.	3,000	213,293

Luxembourg — 0.5%
ArcelorMittal#	69,395	2,312,255
Millicom International Cellular SA SDR†#	2,958	181,004
SES FDR	20,113	402,462
Tenaris SA	56,469	864,315

		3,760,036

Mauritius — 0.0%
Golden Agri - Resources, Ltd.	514,000	151,562

Netherlands — 2.4%
Aegon NV	200,168	1,258,409
Akzo Nobel NV	17,556	818,228
ASML Holding NV#	60,402	1,246,129
Corio NV#	1,709	84,133
European Aeronautic Defense and Space Co. NV#	59,687	979,082
Fugro NV	2,547	106,541
Heineken Holding NV	4,312	129,796
Heineken NV	9,582	341,960
ING Groep NV	96,560	1,029,834
James Hardie Industries NV CDI†	39,105	136,649
Koninklijke Ahold NV	205,593	2,493,200
Koninklijke Boskalis Westminster NV#	15,324	382,406
Koninklijke DSM NV	27,101	945,762
Koninklijke KPN NV	93,380	1,228,492
Koninklijke Philips Electronics NV	41,603	784,086
Qiagen NV†	7,740	137,610
Randstad Holding NV†#	3,978	122,820
Reed Elsevier NV	37,141	448,318
SBM Offshore NV#	6,026	102,419
SNS Reaal	18,613	101,013
STMicroelectronics NV#	36,898	274,390
TNT NV	22,473	442,090
Unilever NV#	135,953	3,259,514
Wolters Kluwer NV	10,667	202,624

		17,055,505

New Zealand — 0.1%
Auckland International Airport, Ltd.	77,446	79,687
Contact Energy, Ltd.	26,545	97,576
Fletcher Building, Ltd.	52,567	220,508
Nufarm, Ltd.	15,501	153,014

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)(8)

COMMON STOCK (continued)
New Zealand (continued)
Sky City Entertainment Group, Ltd.	50,454	$92,910
Telecom Corp. of New Zealand, Ltd.#	166,085	267,951

		911,646

Norway — 0.5%
Aker Solutions ASA	32,260	283,078
DnB NOR ASA†	28,644	240,322
Norsk Hydro ASA†#	26,775	144,187
Orkla ASA#	36,885	302,739
Renewable Energy Corp. AS†#	9,600	104,016
StatoilHydro ASA#	89,257	1,880,377
Telenor ASA†	47,697	403,296
Yara International ASA#	8,866	292,267

		3,650,282

Portugal — 0.4%
Banco Comercial Portugues SA#	386,690	417,121
Banco Espirito Santo SA	35,692	202,937
Brisa - Auto Estradas de Portugal SA	7,041	51,935
Cimpor Cimentos de Portugal SGPS SA	9,200	63,076
Energias de Portugal SA#	385,674	1,550,548
Galp Energia, SGPS, S.A.	6,033	95,036
Jeronimo Martins SGPS SA#	29,571	198,980
Portugal Telecom SGPS SA	22,793	204,978

		2,784,611

Singapore — 1.3%
Ascendas Real Estate Investment Trust#	115,000	121,282
CapitaLand, Ltd.	229,000	603,921
CapitaMall Trust	200,000	184,993
City Developments, Ltd.#	46,000	301,640
ComfortDelgro Corp., Ltd.	169,000	151,635
Cosco Corp. (Singapore), Ltd.#	91,000	81,365
DBS Group Holdings, Ltd.	155,000	1,269,319
Fraser and Neave, Ltd.	88,730	244,367
Jardine Cycle & Carriage, Ltd.	12,059	137,872
Keppel Corp., Ltd.	116,000	579,477
Neptune Orient Lines, Ltd.#	47,000	50,147
Olam International, Ltd.#	108,000	146,416
Oversea - Chinese Banking Corp.	226,000	1,135,091
SembCorp Industries, Ltd.	89,360	192,785
SembCorp Marine, Ltd.	75,600	161,179
Singapore Airlines, Ltd.	48,890	423,736
Singapore Exchange, Ltd.	77,000	392,595
Singapore Press Holdings, Ltd.#	142,250	291,864
Singapore Technologies Engineering, Ltd.	122,000	197,111
Singapore Telecommunications, Ltd.	719,860	1,505,861
StarHub, Ltd.	54,000	82,252
United Overseas Bank, Ltd.	111,000	1,098,172
United Overseas Land, Ltd.	46,700	107,195
Wilmar International, Ltd.	76,000	259,365

		9,719,640

Spain — 4.6%
Abertis Infraestructuras SA#	17,046	321,445
Acciona SA#	7,029	921,379
Acerinox SA#	5,470	98,932
ACS Actividades de Construccion y Servicios SA#	30,748	1,606,465
Banco Bilbao Vizcaya Argentaria SA#	370,228	4,566,426
Banco de Sabadell SA#	98,605	634,022
Banco De Valencia SA#	8,332	81,824
Banco Popular Espanol SA#	60,353	543,542
Banco Santander SA (Barcelona)	775,282	8,358,596
Banco Santander SA (London)†	10,039	106,771

Security Description	Shares	Market Value (Note 2)(8)

Spain (continued)
Bankinter SA#	21,527	$265,343
Cintra Concesiones de Infraestructuras de Transporte SA#	7,784	51,183
Criteria Caixacorp SA#	134,435	581,168
EDP Renovaveis SA†	8,529	90,464
Enagas	7,003	129,373
Fomento de Construcciones y Contratas SA#	5,945	237,106
Gamesa Corp. Tecnologica SA	29,121	655,659
Gas Natural SDG SA#	8,757	157,933
Gestevision Telecinco SA#	20,410	201,525
Grifols SA#	5,000	90,174
Grupo Ferrovial SA#	2,195	75,033
Iberdrola Renovables SA†#	33,043	163,804
Iberdrola SA	187,797	1,607,811
Iberia Lineas Aereas de Espana SA	18,639	42,493
Indra Sistemas SA	3,851	87,758
Industria de Diseno Textil SA#	31,475	1,420,521
Mapfre SA#	28,059	98,065
Red Electrica Corp. SA	4,232	197,852
Repsol YPF SA	62,991	1,415,528
Sacyr Vallehermoso SA#	3,578	58,565
Telefonica SA#	404,837	8,745,101
Zardoya Otis SA#	4,958	111,212

		33,723,073

Sweden — 2.2%
Alfa Laval AB#	101,512	970,653
Assa Abloy AB, Class B#	66,206	874,249
Atlas Copco AB, Class A#	41,865	424,007
Atlas Copco AB, Class B	48,662	439,346
Electrolux AB, Class B†#	9,370	119,802
Getinge AB, Class B#	14,328	192,995
Hennes & Mauritz AB, Class B#	24,071	1,149,695
Holmen AB#	3,806	94,395
Husqvarna AB, Class B†#	24,582	144,178
Investor AB, Class B	100,215	1,573,236
Lundin Petroleum AB†#	8,607	76,323
Modern Times Group AB, Class B#	13,875	411,587
Nordea Bank AB#	126,106	1,010,407
Sandvik AB#	39,439	326,099
Scania AB, Class B	12,516	126,707
Securitas AB, Class B#	12,247	104,324
Skandinaviska Enskilda Banken AB, Class A†#	78,108	345,366
Skanska AB, Class B#	82,715	913,982
SKF AB, Class B#	15,145	179,850
Ssab Svenskt Stal AB, Class A#	15,262	205,587
Ssab Svenskt Stal AB, Class B#	34,103	422,964
Svenska Cellulosa AB, Class B	31,932	369,494
Svenska Handelsbanken AB, Class A#	96,421	1,883,621
Swedbank AB, Class A†	88,363	531,430
Swedish Match AB	9,973	160,286
Tele2 AB, Class B	11,929	121,098
Telefonaktiebolaget LM Ericsson, Class B#	227,758	2,123,574
TeliaSonera AB#	87,818	452,834
Volvo AB, Class A#	17,227	109,880
Volvo AB Class B#	42,559	274,762

		16,132,731

Switzerland — 6.7%
ABB, Ltd.†	121,387	2,000,617
Actelion, Ltd.†	6,991	361,665
Adecco SA	8,648	377,357
Aryzta AG†	3,175	94,159
Baloise Holding AG	9,057	720,243
BKW FMB Energie AG	1,536	113,554
Compagnie Financiere Richemont SA	20,417	446,943

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)(8)

COMMON STOCK (continued)
Switzerland (continued)
Credit Suisse Group AG	63,612	$2,846,715
EFG International AG#	15,959	213,305
Geberit AG#	13,887	1,714,268
Givaudan SA	264	173,303
Holcim, Ltd.†#	10,856	577,000
Julius Baer Holding AG	8,254	351,689
Kuehne & Nagel International AG	2,112	164,698
Lindt & Spruengli AG	4	89,247
Lindt & Spruengli AG (Participation Certificate)	119	216,047
Logitech International SA†	79,306	1,129,601
Lonza Group AG#	2,442	252,490
Nestle SA	270,949	9,845,879
Nobel Biocare Holding AG#	4,862	112,806
Novartis AG	184,222	7,365,425
Pargesa Holding SA	4,384	297,469
Roche Holding AG	66,279	9,044,530
Schindler Holding AG	850	49,473
Schindler Holding AG (Participation Certificate)	13,796	826,423
SGS SA	690	863,669
Sonova Holding AG	15,557	1,146,597
Straumann AG#	1,771	333,077
Sulzer AG	975	65,812
Swiss Life Holding AG†	3,229	274,341
Swiss Reinsurance	13,507	441,706
Swisscom AG	1,897	561,081
Syngenta AG	6,426	1,564,377
The Swatch Group AG#	7,740	267,911
The Swatch Group AG, Class B#	1,206	201,023
UBS AG†	160,397	2,424,966
Zurich Financial Services AG	5,715	1,070,095

		48,599,561

United Kingdom — 19.8%
3i Group PLC#	87,823	348,867
Admiral Group PLC	57,325	800,347
AMEC PLC	13,004	142,225
Anglo American PLC	106,472	3,116,509
Antofagasta PLC	22,610	233,580
Associated British Foods PLC	33,134	393,351
AstraZeneca PLC	129,533	5,399,675
Autonomy Corp. PLC†	30,187	756,263
Aviva PLC	174,502	963,441
BAE Systems PLC	627,704	3,486,523
Balfour Beatty PLC	96,070	528,648
Barclays PLC	870,749	4,197,729
Berkeley Group Holdings PLC†	34,384	497,436
BG Group PLC	177,520	3,253,266
BHP Billiton PLC	227,651	5,453,737
BP PLC	1,752,976	14,469,089
British Airways PLC†#	131,878	335,695
British American Tobacco PLC	94,072	2,569,724
British Land Co. PLC	118,074	749,513
British Sky Broadcasting Group PLC	44,563	321,501
BT Group PLC	883,047	1,262,923
Bunzl PLC	68,371	565,760
Burberry Group PLC	60,531	377,988
Cable & Wireless PLC	158,989	347,929
Cadbury PLC	103,655	906,009
Cairn Energy PLC†	7,129	289,747
Carnival PLC	6,344	165,243
Carphone Warehouse Group PLC#	16,089	44,016
Centrica PLC	799,780	3,185,552
Cobham PLC	44,598	129,084
Compass Group PLC	247,038	1,429,627
Daily Mail & General Trust#	127,152	672,417

Security Description	Shares	Market Value (Note 2)(8)

United Kingdom (continued)
Diageo PLC	120,472	$1,644,574
Drax Group PLC	86,930	692,961
Eurasian Natural Resources Corp.	15,667	166,831
Experian PLC	69,772	516,664
FirstGroup PLC	18,844	113,744
Fresnillo PLC	7,013	77,351
Friends Provident PLC†	90,897	99,571
G4S PLC	49,574	169,773
GlaxoSmithKline PLC	355,402	5,990,546
Hammerson PLC#	27,208	129,940
Home Retail Group PLC	137,395	517,961
HSBC Holdings PLC	1,379,429	12,597,808
ICAP PLC	20,331	130,657
IMI PLC	56,813	320,318
Imperial Tobacco Group PLC	48,490	1,260,327
Intercontinental Hotels Group PLC	10,053	107,108
International Power PLC	98,375	437,347
Invensys PLC†	205,211	778,916
Investec PLC	90,131	504,296
J Sainsbury PLC	247,416	1,249,767
Johnson Matthey PLC	8,396	164,288
Kazakhmys PLC	8,371	95,174
Kingfisher PLC	159,430	460,271
Ladbrokes PLC	23,495	77,044
Land Securities Group PLC#	29,570	235,716
Legal & General Group PLC	437,771	431,249
Liberty International PLC#	12,619	76,040
Lloyds Banking Group PLC	1,019,995	1,137,708
LogicaCMG PLC#	216,527	259,261
London Stock Exchange Group PLC#	5,819	65,490
Lonmin PLC#	15,319	355,550
Man Group PLC, Class B	294,466	1,166,314
Marks & Spencer Group PLC	84,665	389,617
Meggitt PLC	20,934	54,092
National Grid PLC#	102,500	993,317
Next PLC#	7,709	183,392
Old Mutual PLC	206,388	246,049
Pearson PLC	46,965	497,042
Prudential PLC	126,967	886,135
Reckitt Benckiser Group PLC	73,416	3,184,732
Reed Elsevier PLC	43,134	350,157
Rexam PLC	25,146	126,720
Rio Tinto PLC	81,888	3,709,896
Rolls - Royce Group PLC†	72,432	385,514
Rolls - Royce Group PLC, Class C (Entitlement Shares)	6,235,257	10,078
Royal & Sun Alliance Insurance Group PLC	758,383	1,552,519
Royal Bank of Scotland Group PLC†	1,717,189	1,076,389
Royal Dutch Shell PLC, Class A#	324,491	8,743,023
Royal Dutch Shell PLC, Class B	252,435	6,864,373
RT Group PLC†(1)(2)(3)	10,000	162
SABMiller PLC	63,545	1,304,132
Schroders PLC	4,806	67,802
Scottish and Southern Energy PLC	36,000	679,890
Segro PLC	222,060	96,545
Serco Group PLC	19,040	124,528
Severn Trent PLC	9,227	167,556
Shire PLC	84,072	1,166,533
Smith & Nephew PLC	34,550	251,987
Smiths Group PLC	15,215	179,308
Stagecoach Group PLC	162,482	345,631
Standard Chartered PLC#	102,014	2,083,520
Standard Life PLC	85,185	273,681
Tate & Lyle PLC	106,542	516,254
Tesco PLC	467,884	2,772,316
The Capita Group PLC	50,915	590,647

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)(8)

COMMON STOCK (continued)
United Kingdom (continued)
The Sage Group PLC	272,861	$844,365
Thomas Cook Group PLC#	36,060	130,464
Thomson Reuters PLC#	31,881	873,637
Tomkins PLC	34,483	79,351
TUI Travel PLC#	126,315	511,439
Tullow Oil PLC	31,284	505,505
Unilever PLC	71,188	1,678,698
United Utilities Group PLC	26,655	231,275
Vedanta Resources PLC	13,036	337,741
Vodafone Group PLC	3,454,221	6,500,482
Whitbread PLC#	6,814	95,356
William Morrison Supermarkets PLC	289,094	1,133,369
Wolseley PLC†#	26,955	457,331
WPP PLC	49,100	367,668
Xstrata PLC	101,216	1,154,242

		144,198,439

United States — 0.2%
Synthes, Inc.	12,436	1,278,512

Total Common Stock
(cost $822,885,364)		673,113,121

EXCHANGE TRADED FUNDS — 2.9%
United States — 2.9%
Vanguard International Equity Index European ETF	396,810	16,368,412
iShares MSCI Pacific ex-Japan Index Fund	54,900	1,760,643
iShares MSCI Japan Index Fund#	353,700	3,314,169

Total Exchange Traded Funds
(cost $17,810,798)		21,443,224

PREFERRED STOCK — 0.6%
Germany — 0.6%
Bayerische Motoren Werke AG	26,562	593,720
Fresenius SE	3,151	180,357
Henkel AG & Co. KGaA#	6,968	214,907
Porsche Automobil Holding SE	12,490	762,209
RWE AG#	23,296	1,681,649
Volkswagen AG	14,386	1,029,219

Total Preferred Stock
(cost $4,488,735)		4,462,061

RIGHTS — 0.1%
Australia — 0.0%
Billabong International Ltd. Expires 06/11/09	2,746	770
GPT Group Expires 06/09/09	399,983	51,255
Santos, Ltd. Expires 06/05/09	21,120	35,521
SP AusNet Expires 06/05/09	23,139	371
Stockland Expires 06/11/09	57,277	18,349

		106,266

Belgium — 0.0%
Fortis Expires 07/04/04†	124,598	0

France — 0.0%
Casino Guichard Perrachon SA Expires 07/10/09†	1,693	6,393

Italy — 0.0%
Unione di Banche Italieane SCPA Expires 06/30/11	53,999	0

Security Description	Shares/ Principal Amount(7)		Market Value (Note 2)(8)

Japan — 0.0%
Dowa Mining Co., Ltd. Expires 01/29/10		14,000	$3,108

Spain — 0.0%
Banco De Valencia SA Expires 05/11/09#		165	1,612
Bankinter SA Expires 06/02/09†#		20,682	16,081

			17,693

United Kingdom — 0.1%
3i Group PLC Expires 06/03/09†		112,803	191,440
Lloyds Banking Group PLC Expires 06/05/09		480,536	229,667
Lonmin PLC Expires 06/03/09†		3,080	25,165

			446,272

Total Rights
(cost $320,306)			579,732

FOREIGN CORPORATE BONDS & NOTES — 0.0%
United Kingdom — 0.0%
National Grid Gas Holdings PLC Bonds 7.00% due 12/16/24	GBP	5,000	8,497
National Grid Gas Holdings PLC Bonds 4.21% due 12/14/09(4)	GBP	5,000	8,040
National Grid Gas Holdings PLC Bonds 4.19% due 12/14/22	GBP	5,000	11,336

Total Foreign Corporate Bonds & Notes
(cost $23,183)			27,873

Total Long-Term Investment Securities
(cost $845,528,386)			699,626,011

SHORT-TERM INVESTMENT SECURITIES — 14.2%
Collective Investment Pool — 13.8%
Securities Lending Quality Trust(5)(9)		103,479,850	100,463,708

Time Deposits — 0.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/09		$365,000	365,000

U.S. Government Treasuries — 0.3%
United States Treasury Bills 0.15% due 08/06/09@		1,250,000	1,249,686
0.11% due 07/16/09@		500,000	499,931
0.05% due 06/04/09@		400,000	399,999
0.13% due 06/04/09@		300,000	299,997

			2,449,613

Total Short-Term Investment Securities
(cost $106,294,433)			103,278,321

REPURCHASE AGREEMENT — 1.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/29/09, to be repurchased 06/01/09 in the amount of $12,430,010 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 5.13% due 10/18/16 and having approximate value of $12,803,700 (cost $12,430,000)		12,430,000	12,430,000

TOTAL INVESTMENTS
(cost $964,252,819)(6)		111.9%	815,334,332
Liabilities in excess of other assets		(11.9)	(86,550,518)

NET ASSETS —		100.0%	$728,783,814

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

#	The security or a portion thereof is out on loan (See Note 2)
†	Non-income producing security
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	Fair valued security; see Note 2
(2)	To the extent permitted by the Statement of Additional Information, the International Equities Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2009, the International Equities Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
RT Group PLC (Common Stock)	04/02/01	10,000	$42,797	$162	$0.02	0.00%
Yamaichi Securities Co., Ltd. (Common Stock)	05/08/91	3,000	$228,150	0	0.00	0.00%
	08/04/93	3,000	250,500	0	0.00	0.00%

		6,000	$478,650	0	0.00	0.00%

				$162		0.00%

(3)	Illiquid security. At May 31, 2009, the aggregate value of these securities was $162, representing 0.0% of net assets.
(4)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of May 31, 2009.
(5)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(6)	See Note 5 for cost of investments on a tax basis.
(7)	Denominated in United States Dollars unless otherwise indicated.
(8)	A substantial number of the Fund’s holdings were valued using the fair value procedures at May 31, 2009. At May 31, 2009, the aggregate value of these securities was $676,189,252 representing 92.8% of net assets. See Note 2 regarding fair value pricing procedures for foreign equity securities
(9)	At May 31, 2009, the Fund had loaned securities with a total value of $100,799,332. This was secured by collateral of $103,479,850, which was received in cash and subsequently invested in short-term investments currently valued at $100,463,708 as reported in the portfolio of investments. The remaining collateral of $519,630 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.
The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range
United States Treasury Bills	0.01%	06/04/09 to 04/01/10
United States Treasury Notes	1.38% to 2.50%	08/31/10 to 07/15/18
United States Treasury Bonds	1.75% to 7.25%	08/15/22 to 04/15/28

ADR—American Depository Receipt

FDR—Fiduciary Depository Receipt

PPS—Price Protected Shares

RNC—Risparmio Non-Convertible Savings Shares

SDR—Swedish Depository Receipt

VVPR—Reduced tax rate shares

Open Futures Contracts
Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of May 31, 2009	Unrealized Appreciation (Depreciation)
13 Long	MSCI Singapore Index	June 2009	$492,538	$505,855	$13,317
4 Long	Hang Seng Index	June 2009	445,643	468,242	22,599
32 Long	OMXS 30 Index	June 2009	329,903	327,687	(2,216)
1 Long	IBEX 35 Index	June 2009	131,216	133,474	2,258
3 Long	CAC 40 10 Euro Index	June 2009	134,525	138,691	4,166
4 Long	Amsterdam Index	June 2009	287,856	294,084	6,228
10 Long	FTSE 100 Index	June 2009	612,062	708,012	95,950
2 Long	DAX Index	June 2009	285,824	349,345	63,521
2 Long	S&P/MIB Index	June 2009	193,995	281,430	87,435
764 Long	MSCI Pan Euro Index	June 2009	12,290,727	15,172,631	2,881,884
23 Long	SPI 200 Index	June 2009	1,562,482	1,748,414	185,933
17 Long	Nikkei 225 Index	June 2009	612,850	811,750	198,900
55 Long	Topix Index	June 2009	4,005,447	5,159,490	1,154,043

					$4,714,018

Currency Legend

GBP—British Pound

See Notes to Financial Statements

VALIC Company I International Government Bond Fund

PORTFOLIO PROFILE — May 31, 2009 (Unaudited)

Industry Allocation*

Sovereign	73.5%
United States Treasury Notes	5.0
Banks — Commercial	4.0
Repurchase Agreements	3.0
United States Treasury Bonds	2.3
Cosmetics & Toiletries	1.4
Diversified Banking Institutions	1.3
SupraNational	1.0
U.S. Government Agencies	1.0
Transport — Marine	0.7
Aerospace/Defense	0.6
Diversified Operations	0.6
Diversified Financial Services	0.5
Banks — Fiduciary	0.5
Oil Companies — Integrated	0.5
Banks — Special Purpose	0.4
Import/Export	0.4
Applications Software	0.3
Finance — Credit Card	0.3
Medical — Drugs	0.2
Insurance — Reinsurance	0.2
Warehousing & Harbor Transportation Services	0.2
Beverages — Wine/Spirits	0.2
Finance — Leasing Companies	0.1
Oil Companies — Exploration & Production	0.1
Cellular Telecom	0.1
Real Estate Operations & Development	0.1
Finance — Commercial	0.1
Telephone — Integrated	0.1
Steel — Producers	0.1

98.8%

Country Allocation*

Japan	17.4%
United States	16.9
Germany	9.0
Brazil	7.0
United Kingdom	4.9
Russia	4.7
Turkey	4.2
Italy	3.7
Mexico	3.4
France	3.0
Netherlands	2.5
Philippines	2.4
Venezuela	2.1
Colombia	1.7
Spain	1.7
Canada	1.4
Indonesia	0.9
Belgium	0.9
Uruguay	0.8
Peru	0.7
Finland	0.7
South Korea	0.7
Luxembourg	0.7
United Arab Emirates	0.6
Georgia	0.6
Singapore	0.6
Sweden	0.6
Panama	0.6
Argentina	0.5
Denmark	0.5
New Zealand	0.5
Poland	0.4
Switzerland	0.4
Ireland	0.3
Portugal	0.3
Australia	0.3
Qatar	0.3
Austria	0.3
South Africa	0.2
Cayman Islands	0.1
Norway	0.1
Jersey	0.1
Bermuda	0.1

98.8%

Credit Quality Allocation†#

Government — Treasury	7.6%
Government — Agency	1.1
AAA	25.0
AA	25.2
A	8.0
BBB	18.9
BB	11.8
B	1.5
CCC	0.2
Not Rated@	0.7

100.0%

*	Calculated as a percentage of net assets
@	Represents debt issues that either have no rating or the rating is unavailable from the data source.
†	Source: Standard and Poors.
#	Calculated as a percentage of total debt issues, excluding short-term securities.

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009

Security Description	Principal Amount(3)		Market Value (Note 2)

CORPORATE BONDS & NOTES — 5.6%
United States — 5.6%
American Express Credit Corp Senior Notes 1.65% due 11/01/11	JPY	50,000,000	$459,851
Bank of America Corp. FDIC Guar. Notes 2.10% due 04/30/12		700,000	705,102
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.00% due 04/15/12*		350,000	365,984
Boeing Co. Notes 6.00% due 03/15/19		600,000	640,180
Citibank NA FDIC Guar. Notes 1.88% due 05/07/12		700,000	701,625
Citigroup, Inc. Senior Notes 5.30% due 10/17/12		700,000	671,143
General Electric Capital Corp. FDIC Guar. Notes 3.00% due 12/09/11		700,000	724,632
Microsoft Corp. Senior Notes 4.20% due 06/01/19		500,000	491,966
Morgan Stanley FDIC Guar. Notes 2.00% due 09/22/11		550,000	557,459
Pfizer, Inc. Senior Notes 6.20% due 03/15/19		350,000	374,608
Procter & Gamble Co. Senior Notes 2.00% due 06/21/10	JPY	200,000,000	2,112,863
State Street Corp. FDIC Guar. Notes 2.15% due 04/30/12		700,000	706,684

Total Corporate Bonds & Notes
(cost $8,031,435)			8,512,097

FOREIGN CORPORATE BONDS & NOTES — 8.3%
Bermuda — 0.1%
BW Group, Ltd. Notes 6.63% due 06/28/17		150,000	115,500

Brazil — 0.1%
Telemar Norte Leste SA Senior Notes 9.50% due 04/23/19*		100,000	106,000

Canada — 0.3%
Royal Bank of Canada Notes 5.75% due 07/25/11	EUR	350,000	523,866

Cayman Islands — 0.1%
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.63% due 04/09/19*		210,000	223,551

France — 0.6%
Banque PSA Finance Senior Notes 6.38% due 11/16/10	EUR	161,000	232,158

Security Description	Principal Amount(3)		Market Value (Note 2)

France (continued)
LVMH Moet Hennessy Louis Vuitton SA Senior Notes 4.38% due 05/12/14	EUR	450,000	$638,066

			870,224

Germany — 1.0%
Bayerische Landesbank Government Guar. Notes 2.75% due 01/23/12	EUR	400,000	575,684
Commerzbank AG Government Guar. Notes 2.75% due 01/13/12	EUR	350,000	504,214
HSH Nordbank AG Govt. Guar. Notes 2.00% due 05/11/11	EUR	350,000	496,209

			1,576,107

Ireland — 0.3%
Anglo Irish Bank Corp. PLC Government Guar. Notes 3.63% due 09/09/10	EUR	250,000	354,805
Caterpillar International Finance Ltd. Notes 5.13% due 06/04/12	EUR	100,000	145,081

			499,886

Jersey — 0.1%
Atlantic Finance Ltd. Notes 8.75% due 05/27/14*		150,000	147,324

Luxembourg — 0.7%
European Investment Bank Senior Notes 3.50% due 04/15/16	EUR	400,000	555,774
Steel Capital SA Notes 9.75% due 07/29/13		100,000	81,500
VIP Finance Ireland, Ltd. for OJSC Vimpel Communications Notes 8.38% due 04/30/13		200,000	182,500
VTB Capital SA Notes 6.88% due 05/29/18		200,000	175,000

			994,774

Netherlands — 1.8%
Fortis Bank Nederland Holding NV Government Guar. Notes 3.00% due 04/17/12	EUR	400,000	568,537
HSBK Europe BV Notes 9.25% due 10/16/13		200,000	132,345
ING Bank NV Government Guar. Notes 3.38% due 03/03/14	EUR	400,000	565,642
Rabobank Nederland NV Senior Notes 4.20% due 05/13/14*		700,000	700,666
Shell International Finance BV Company Guar. Notes 3.00% due 05/14/13	EUR	500,000	700,785

			2,667,975

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Principal Amount(3)		Market Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
New Zealand — 0.5%
ANZ National (International) Ltd. Government Guar. Notes 3.25% due 04/02/12*		700,000	$699,480

Portugal — 0.3%
BANIF SGPS SA Government Guar. Notes 3.25% due 05/08/12	EUR	350,000	497,003

Russia — 0.1%
Gaz Capital SA Bonds 9.25% due 04/23/19*		200,000	205,594

Singapore — 0.6%
PSA International Pte, Ltd. Senior Bonds 5.75% due 06/29/11*		860,000	916,899

South Korea — 0.1%
Industrial Bank of Korea Senior Notes 7.13% due 04/23/14*		100,000	101,207

Sweden — 0.4%
Svensk Exportkredit AB Senior Notes 3.63% due 05/27/14	EUR	400,000	562,495

United Arab Emirates — 0.2%
DP World, Ltd. Notes 6.85% due 07/02/37		450,000	315,045

United Kingdom — 1.0%
Allied Domecq Financial Services PLC Company Guar. Notes 6.63% due 04/18/11	GBP	150,000	244,678
Barclays Bank PLC Notes 5.75% due 03/08/11	EUR	350,000	499,162
International Finance Facility for Immunisation Bonds 3.38% due 05/15/14	GBP	300,000	483,034
Rolls-Royce PLC Company Guar. Notes 6.75% due 04/30/19	GBP	150,000	247,331

			1,474,205

Total Foreign Corporate Bonds & Notes
(cost $11,711,054)			12,497,135

FOREIGN GOVERNMENT AGENCIES — 66.1%
Argentina — 0.5%
Republic of Argentina Notes 2.50% due 12/31/38(1)		1,447,134	329,223
Republic of Argentina Bonds 8.28% due 12/31/33		1,101,502	476,399

			805,622

Austria — 0.3%
Republic of Austria Bonds 6.25% due 07/15/27	EUR	235,000	390,364

Belgium — 0.9%
Kingdom of Belgium Bonds 4.00% due 03/28/17	EUR	945,000	1,343,200

Security Description	Principal Amount(3)		Market Value (Note 2)

Brazil — 6.9%
Federal Republic of Brazil Notes 5.88% due 01/15/19		680,000	$685,100
Federal Republic of Brazil Bonds 6.00% due 01/17/17		1,030,000	1,062,445
Federal Republic of Brazil Bonds 7.13% due 01/20/37		330,000	353,100
Federal Republic of Brazil Notes 8.00% due 01/15/18		1,280,000	1,433,600
Federal Republic of Brazil Bonds 8.25% due 01/20/34		1,010,000	1,186,750
Federal Republic of Brazil Notes 8.75% due 02/04/25		1,020,000	1,234,200
Federal Republic of Brazil Bonds 8.88% due 10/14/19		740,000	908,350
Federal Republic of Brazil Notes 11.00% due 08/17/40		2,284,000	2,980,620
Federal Republic of Brazil Bonds 12.50% due 01/05/16	BRL	920,000	533,035

			10,377,200

Canada — 1.1%
Government of Canada Notes 4.25% due 06/01/18	CAD	290,000	285,609
Government of Canada Bonds 5.00% due 06/01/37	CAD	500,000	532,173
Government of Canada Bonds 5.25% due 06/01/13	CAD	805,000	822,070

			1,639,852

Colombia — 1.7%
Republic of Colombia Notes 7.38% due 01/27/17		530,000	573,195
Republic of Colombia Notes 7.38% due 03/18/19		834,000	884,040
Republic of Colombia Bonds 7.38% due 09/18/37		840,000	851,340
Republic of Columbia Bonds 8.13% due 05/21/24		260,000	284,050

			2,592,625

Denmark — 0.5%
Kingdom of Denmark Bonds 3.13% due 03/17/14	EUR	520,000	733,484

Finland — 0.7%
Government of Finland Notes 3.13% due 09/15/14	EUR	400,000	565,084
Government of Finland Bonds 4.38% due 07/04/19	EUR	320,000	464,024

			1,029,108

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Principal Amount(3)		Market Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
France — 2.4%
Government of France Bonds 3.00% due 10/25/15	EUR	325,000	$451,991
Government of France Bonds 4.00% due 04/25/18	EUR	1,500,000	2,146,462
Government of France Bonds 4.75% due 04/25/35	EUR	700,000	1,014,824
Government of France Bonds 5.50% due 04/25/29	EUR	347	551

			3,613,828

Georgia — 0.6%
Republic of Georgia Notes 7.50% due 04/15/13		1,200,000	922,800

Germany — 8.0%
Federal Republic of Germany Bonds 2.25% due 04/11/14	EUR	1,900,000	2,638,782
Federal Republic of Germany Bonds 3.25% due 07/04/15	EUR	1,085,000	1,555,844
Federal Republic of Germany Bonds 3.75% due 07/04/13	EUR	140,000	208,142
Federal Republic of Germany Bonds 3.75% due 01/04/15	EUR	785,000	1,160,647
Federal Republic of Germany Bonds 3.75% due 01/04/17	EUR	1,600,000	2,323,624
Federal Republic of Germany Bonds 4.00% due 01/04/37	EUR	605,000	799,361
Federal Republic of Germany Bonds 4.25% due 07/04/39	EUR	160,000	221,245
Federal Republic of Germany Bonds 5.50% due 01/04/31	EUR	600,000	964,434
Federal Republic of Germany Bonds 5.63% due 01/04/28	EUR	760,000	1,232,189
Federal Republic of Germany Bonds 7.50% due 01/04/24	EUR	500,000	863,629

			11,967,897

Indonesia — 0.9%
Perusahaan Penerbit SBSN Notes 8.80% due 04/23/14*		180,000	190,350
Republic of Indonesia Bonds 6.63% due 02/17/37		890,000	750,466
Republic of Indonesia Senior Bonds 8.50% due 10/12/35		420,000	428,400

			1,369,216

Security Description	Principal Amount(3)		Market Value (Note 2)

Japan — 17.4%
Government of Japan Bonds 0.80% due 03/20/13	JPY	400,000,000	$4,220,017
Government of Japan Bonds 1.10% due 03/20/11	JPY	315,000,000	3,352,389
Government of Japan Bonds 1.30% due 06/20/12	JPY	370,000,000	3,972,514
Government of Japan Bonds 1.40% due 12/20/14	JPY	150,000,000	1,611,993
Government of Japan Bonds 1.40% due 12/20/15	JPY	17,850,000	190,886
Government of Japan Bonds 1.70% due 09/20/17	JPY	378,000,000	4,079,163
Government of Japan Bonds 1.90% due 12/20/10	JPY	46,500,000	500,218
Government of Japan Bonds 2.00% due 03/20/25	JPY	515,700,000	5,380,524
Government of Japan Bonds 2.10% due 03/20/27	JPY	200,000,000	2,106,654
Government of Japan Government Guar. Bonds 5.00% due 09/21/09	JPY	62,900,000	669,095

			26,083,453

Mexico — 3.4%
United Mexican States Notes 5.63% due 01/15/17		1,000,000	1,020,000
United Mexican States Notes 5.95% due 03/19/19		1,016,000	1,037,336
United Mexican States Notes 6.05% due 01/11/40		410,000	385,400
United Mexican States Notes 6.75% due 09/27/34		523,000	537,382
United Mexican States Bonds 7.50% due 04/08/33		440,000	488,400
United Mexican States Bonds 7.75% due 12/14/17	MXN	6,400,000	481,312
United Mexican States Notes 8.13% due 12/30/19		440,000	519,200
United Mexican States Bonds 8.30% due 08/15/31		530,000	638,650

			5,107,680

Netherlands — 0.7%
Government of the Netherlands Bonds 4.00% due 07/15/18	EUR	750,000	1,066,742

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Principal Amount(3)		Market Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Norway — 0.1%
Kingdom of Norway Bonds 4.25% due 05/19/17	NOK	1,000,000	$160,815

Panama — 0.6%
Republic of Panama Bonds 6.70% due 01/26/36		700,000	672,000
Republic of Panama Notes 7.25% due 03/15/15		166,000	178,035

			850,035

Peru — 0.7%
Republic of Peru Bonds 6.55% due 03/14/37		95,000	92,293
Republic of Peru Notes 7.35% due 07/21/25		635,000	680,402
Republic of Peru Bonds 8.75% due 11/21/33		280,000	338,800

			1,111,495

Philippines — 2.4%
Republic of Philippines Bonds 7.75% due 01/14/31		560,000	606,200
Republic of Philippines Bonds 8.38% due 06/17/19		860,000	995,450
Republic of Philippines Senior Notes 9.50% due 02/02/30		640,000	799,200
Republic of Philippines Notes 10.63% due 03/16/25		950,000	1,265,875

			3,666,725

Poland — 0.4%
Republic of Poland Bonds 4.25% due 05/24/11	PLN	1,825,000	559,788

Qatar — 0.3%
State of Qatar Senior Notes 6.55% due 04/09/19*		380,000	394,250

Russia — 4.6%
Russian Federation Senior Bonds 7.50% due 03/31/30(1)		6,436,800	6,420,708
Russian Federation Notes 12.75% due 06/24/28		370,000	534,650

			6,955,358

South Africa — 0.2%
Republic of South Africa Bonds 6.88% due 05/27/19		250,000	251,250

South Korea — 0.6%
Republic of Korea Bonds 7.13% due 04/16/19		850,000	906,211

Security Description	Principal Amount(3)		Market Value (Note 2)

Spain — 1.7%
Kingdom of Spain Bonds 3.15% due 01/31/16	EUR	1,010,000	$1,382,645
Kingdom of Spain Bonds 4.30% due 10/31/19	EUR	500,000	695,498
Kingdom of Spain Bonds 4.60% due 07/30/19	EUR	350,000	507,087

			2,585,230

Sweden — 0.2%
Kingdom of Sweden Bonds 4.50% due 08/12/15	SEK	2,260,000	320,044

Switzerland — 0.4%
Government of Switzerland Bonds 4.25% due 01/06/14	CHF	500,000	526,837

Turkey — 4.2%
Republic of Turkey Notes 6.88% due 03/17/36		595,000	538,475
Republic of Turkey Bonds 7.00% due 09/26/16		500,000	505,000
Republic of Turkey Notes 7.00% due 06/05/20		950,000	931,000
Republic of Turkey Notes 7.25% due 03/15/15		690,000	705,525
Republic of Turkey Notes 7.38% due 02/05/25		700,000	701,750
Republic of Turkey Bonds 7.50% due 11/07/19		370,000	378,325

Republic of Turkey Notes 8.00% due 02/14/34		387,000	397,643
Republic of Turkey Notes 9.50% due 01/15/14		1,160,000	1,299,200
Republic of Turkey Senior Bonds 11.88% due 01/15/30		610,000	904,325

			6,361,243

United Arab Emirates — 0.4%
Emirate of Abu Dhabi Notes 6.75% due 04/08/19*		595,000	617,587

United Kingdom — 0.4%
Bank of England Bonds 2.38% due 03/19/12*		350,000	350,337
Credit Suisse First Boston International for City of Kiev Ukraine Bonds 8.00% due 11/06/15		570,000	273,398

			623,735

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Principal Amount(3)		Market Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Uruguay — 0.8%
Republic of Uruguay Notes 7.63% due 03/21/36		414,000	$405,720
Republic of Uruguay Bonds 8.00% due 11/18/22		720,000	752,400

			1,158,120

Venezuela — 2.1%
Republic of Venezuela Bonds 7.65% due 04/21/25		450,000	229,500
Republic of Venezuela Notes 8.50% due 10/08/14		480,000	321,600
Republic of Venezuela Bonds 9.00% due 05/07/23		600,000	346,500
Republic of Venezuela Bonds 9.25% due 09/15/27		2,840,000	1,789,200
Republic of Venezuela Bonds 9.25% due 05/07/28		490,000	281,750
Republic of Venezuela Bonds 9.38% due 01/13/34		390,000	226,200

			3,194,750

Total Foreign Government Agencies
(cost $95,597,455)			99,286,544

FOREIGN GOVERNMENT TREASURIES — 7.5%
Australia — 0.3%
New South Wales Treasury Corp. Government Guar. Bonds 6.00% due 05/01/12	AUD	475,000	395,249

Italy — 3.7%
Italy Buoni Poliennali Del Tesoro Bonds 3.75% due 12/15/13	EUR	255,000	365,421
Italy Buoni Poliennali Del Tesoro Bonds 3.75% due 08/01/16	EUR	225,000	315,748
Italy Buoni Poliennali Del Tesoro Bonds 3.75% due 08/01/21	EUR	295,000	381,267
Italy Buoni Poliennali Del Tesoro Bonds 4.25% due 09/01/19	EUR	2,500,000	3,446,069
Italy Buoni Poliennali Del Tesoro Bonds 9.00% due 11/01/23	EUR	532,912	1,065,087

			5,573,592

United Kingdom — 3.5%
Government of United Kingdom Bonds 4.00% due 09/07/16	GBP	350,000	602,714
Government of United Kingdom Bonds 4.25% due 03/07/36	GBP	1,415,000	2,163,334
Government of United Kingdom Bonds 4.50% due 03/07/19	GBP	680,000	1,165,469

Security Description	Principal Amount(3)		Market Value (Note 2)

United Kingdom (continued)
Government of United Kingdom Bonds 4.75% due 09/07/15	GBP	140,000	$252,343
Government of United Kingdom Bonds 5.75% due 12/07/09	GBP	250	415
Government of United Kingdom Bonds 8.00% due 06/07/21	GBP	478,000	1,083,930

			5,268,205

Total Foreign Government Treasuries
(cost $11,346,719)			11,237,046

U.S. GOVERNMENT AGENCIES — 1.0%
Federal Home Loan Mtg. Corp. 4.13% due 07/14/11 (cost $1,509,665)		1,500,000	1,506,293

U.S. GOVERNMENT TREASURIES — 7.3%
United States Treasury Bonds 1.75% due 01/15/28		507,630	467,971
3.50% due 02/15/39		325,000	280,059
5.38% due 02/15/31		700,000	798,984
5.50% due 08/15/28		1,250,000	1,436,524
7.88% due 02/15/21		400,000	543,312
United States Treasury Notes 1.38% due 05/15/12		1,400,000	1,398,796
1.75% due 03/31/14		225,000	219,445
1.88% due 04/30/14		1,600,000	1,566,496
2.75% due 02/15/19		1,250,000	1,174,712
3.13% due 05/15/19		950,000	922,840
4.00% due 08/15/18		1,400,000	1,461,578
4.50% due 11/15/15		700,000	772,188

Total U.S. Government Treasuries
(cost $11,378,317)			11,042,905

Total Long-Term Investment Securities
(cost $139,574,645)			144,082,020

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Principal Amount(3)	Market Value (Note 2)

REPURCHASE AGREEMENT — 3.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/29/09, to be repurchased 06/01/09 in the amount of $4,465,004 and collateralized by Federal Home Loan Mtg. Corp. bearing interest at 5.13% due 10/18/16 and having approximate value of $4,556,419 (cost $4,465,000)	4,465,000	$4,465,000

TOTAL INVESTMENTS
(cost $144,039,645)(2)	98.8%	148,547,020
Other assets less liabilities	1.2	1,767,132

NET ASSETS —	100.0%	$150,314,152

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2009, the aggregate value of these securities was $5,019,229 representing 3.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the stated rate.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	Denominated in United States Dollars unless otherwise indicated.

FDIC—Federal Deposit Insurance Corp.

Currency Legend

AUD—Australian Dollar

BRL—Brazillian Real

CAD—Canadian Dollar

CHF—Switzerland Franc

EUR—Euro Dollar

GBP—British Pound

JPY—Japanese Yen

MXN—Mexican Peso

NOK—Norwegian Krone

PLN—Polish Zloty

SEK—Swedish Krona

See Notes to Financial Statements

VALIC Company I International Growth I Fund

PORTFOLIO PROFILE — May 31, 2009 (Unaudited)

Industry Allocation*

Collective Investment Pool	12.3%
Medical — Drugs	6.7
Banks — Commercial	6.7
Oil Companies — Integrated	5.7
Food — Misc.	3.1
Time Deposits	2.8
Diversified Banking Institutions	2.4
Brewery	2.4
Electronic Components — Misc.	2.3
Chemicals — Diversified	2.3
Cellular Telecom	2.2
Telephone — Integrated	2.2
Food — Retail	2.1
Diversified Operations	2.0
Soap & Cleaning Preparation	2.0
Diversified Minerals	1.9
Medical Products	1.7
Industrial Gases	1.6
Oil Companies — Exploration & Production	1.4
Auto — Cars/Light Trucks	1.4
Medical — Generic Drugs	1.3
Transport — Rail	1.3
Electric — Integrated	1.3
Tobacco	1.2
Multimedia	1.2
Oil — Field Services	1.1
Power Converter/Supply Equipment	1.1
Agricultural Chemicals	1.0
Beverages — Wine/Spirits	1.0
Human Resources	1.0
Insurance — Multi-line	1.0
Food — Catering	1.0
Semiconductor Components — Integrated Circuits	1.0
Finance — Other Services	0.9
Gas — Distribution	0.9
Electronic Components — Semiconductors	0.9
Index Fund	0.8
Insurance — Reinsurance	0.8
Cosmetics & Toiletries	0.8
Applications Software	0.8
Enterprise Software/Service	0.8
Computers	0.8
Gambling (Non-Hotel)	0.7
Chemicals — Specialty	0.7
E-Commerce/Services	0.7
Distribution/Wholesale	0.6
Aerospace/Defense	0.6
Industrial Automated/Robotic	0.6
Transport — Services	0.6
Electric Products — Misc.	0.6
Office Automation & Equipment	0.5
Commercial Services — Finance	0.5
Retail — Apparel/Shoe	0.5
Finance — Credit Card	0.5
Engineering/R&D Services	0.5
Dialysis Centers	0.5
Insurance — Property/Casualty	0.5
Satellite Telecom	0.5
Medical — Biomedical/Gene	0.5
Machinery — General Industrial	0.5
Building Products — Cement	0.5
Import/Export	0.4
Publishing — Periodicals	0.4
Semiconductor Equipment	0.4
Apparel Manufacturers	0.4
Wireless Equipment	0.4
Cable/Satellite TV	0.4
Computer Services	0.3
Insurance — Life/Health	0.3

Machinery — Material Handling	0.3
Cruise Lines	0.3
Gas — Transportation	0.3
Retail — Building Products	0.3
Telecom Services	0.3
Broadcast Services/Program	0.3
Athletic Footwear	0.3
Equity Fund — Emerging Market	0.3
Airlines	0.3
Internet Application Software	0.3
Electronic Measurement Instruments	0.3
Retail — Misc./Diversified	0.3
Real Estate Investment Trusts	0.3
Schools	0.3
Steel — Producers	0.3
Repurchase Agreements	0.3
Publishing — Books	0.3
Diversified Manufacturing Operations	0.3
Real Estate Management/Services	0.3
Retail — Jewelry	0.3
Investment Management/Advisor Services	0.3
Rubber — Tires	0.2
Machinery — Electrical	0.2
Retail — Home Furnishings	0.2
Optical Supplies	0.2
Commercial Services	0.2
Advertising Services	0.2
Oil & Gas Drilling	0.2
Auto/Truck Parts & Equipment — Original	0.2
Water Treatment Systems	0.2
Electronic Connectors	0.2
Index Fund — Large Cap	0.2
Metal — Diversified	0.2
Web Portals/ISP	0.2
Travel Services	0.1
Internet Content — Information/News	0.1
Aerospace/Defense — Equipment	0.1
Hotels/Motels	0.1
Electric — Generation	0.1
Diversified Financial Services	0.1
Investment Companies	0.1
Toys	0.1
Appliances	0.1
Building Products — Air & Heating	0.1
Photo Equipment & Supplies	0.1
Water	0.1
Precious Metals	0.1
Internet Content — Entertainment	0.1

111.1%

*	Calculated as a percentage of net assets

VALIC Company I International Growth I Fund

PORTFOLIO PROFILE — May 31, 2009 (Unaudited) — (continued)

Country Allocation*

United Kingdom	19.5%
United States	17.4
Switzerland	11.1
Japan	10.7
France	9.2
Germany	7.7
Netherlands	3.6
Italy	3.5
Australia	3.1
Canada	2.8
Spain	2.1
Singapore	1.8
South Korea	1.6
Brazil	1.4
Belgium	1.4
Taiwan	1.4
Israel	1.3
Mexico	1.2
Denmark	1.2
Hong Kong	1.1
Bermuda	1.0
India	1.0
Greece	0.9
Luxembourg	0.9
Cayman Islands	0.8
Ireland	0.8
Finland	0.7
Philippines	0.4
Turkey	0.4
China	0.3
Sweden	0.3
South Africa	0.2
Austria	0.1
Czech Republic	0.1
Norway	0.1
Indonesia	0.1

111.1%

*	Calculated as a percentage of net assets

VALIC Company I International Growth I Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009

Security Description	Shares(6)	Market Value (Note 2)(1)

COMMON STOCK — 93.7%
Australia — 3.1%
BHP Billiton, Ltd.	196,757	$5,527,725
Cochlear, Ltd.	32,729	1,430,607
Commonwealth Bank of Australia	45,630	1,296,919
CSL, Ltd.	91,809	2,149,912
Origin Energy, Ltd.	42,320	502,332
QBE Insurance Group, Ltd.#	53,209	833,334
Rio Tinto, Ltd.#	13,720	716,427
Wesfarmers, Ltd.	76,110	1,307,032

		13,764,288

Austria — 0.1%
Erste Group Bank AG	26,425	642,401

Belgium — 1.4%
Anheuser - Busch InBev NV#	165,394	5,845,845
Anheuser - Busch InBev NV† (VVPR)	54,000	153
Umicore	10,560	254,977

		6,100,975

Bermuda — 1.0%
Esprit Holdings, Ltd.	149,700	952,286
Li & Fung, Ltd.#	1,071,400	2,868,912
Seadrill, Ltd.#	43,190	634,746

		4,455,944

Brazil — 0.8%
Petroleo Brasileiro SA ADR	62,696	2,454,222
Redecard SA	90,800	1,327,205

		3,781,427

Canada — 2.8%
Canadian National Railway Co. (New York)	55,740	2,422,460
Canadian National Railway Co. (Toronto)	58,198	2,504,899
Canadian Natural Resources, Ltd.	18,821	1,115,555
EnCana Corp. (Toronto)	17,286	949,998
EnCana Corp. (New York)	14,698	814,710
Precision Drilling Trust	38,570	225,750
Research In Motion, Ltd.†	38,490	3,026,854
Suncor Energy, Inc.#	43,908	1,538,338

		12,598,564

Cayman Islands — 0.8%
Baidu, Inc. ADR†	2,110	556,935
Ctrip.com International, Ltd. ADR†	22,550	923,422
NetEase.com, Inc. ADR†	20,280	701,282
Shanda Interactive Entertainment, Ltd. ADR†	4,230	243,733
Tencent Holdings, Ltd.	119,200	1,327,435

		3,752,807

China — 0.3%
China Merchants Bank Co., Ltd.#	646,750	1,325,531

Czech Republic — 0.1%
CEZ AS	11,620	524,972

Denmark — 1.2%
Novo Nordisk A/S, Class B#	73,429	3,823,674
Vestas Wind Systems A/S†#	18,925	1,384,863

		5,208,537

Finland — 0.7%
Kone Oyj, Class B	43,520	1,321,971
Nokia OYJ	111,303	1,704,741

		3,026,712

Security Description	Shares(6)	Market Value (Note 2)(1)

France — 9.2%
Air Liquide SA#	36,348	$3,381,140
Alstom SA	12,130	770,526
AXA SA#	157,395	2,947,433
BNP Paribas#	56,679	3,940,526
Cap Gemini SA#	13,394	518,423
Compagnie Generale des Etablissements Michelin, Class B#	18,060	1,098,404
Essilor International SA#	15,560	716,816
GDF Suez#	101,580	4,004,657
Groupe Danone#	26,925	1,341,595
Legrand SA#	93,450	1,979,293
LVMH Moet Hennessy Louis Vuitton SA#	55,490	4,613,213
Pernod Ricard SA#(5)	27,542	1,721,361
Publicis Groupe#	27,220	883,803
Schneider Electric SA#	45,030	3,387,655
Suez Environnement SA#	17,595	319,862
Total SA#	136,773	7,916,900
Vivendi	43,080	1,137,324

		40,678,931

Germany — 7.6%
Allianz SE	14,020	1,382,098
BASF SE	40,370	1,704,816
Bayer AG#	107,130	6,100,159
Beiersdorf AG#	12,500	615,268
Daimler AG#	18,560	680,699
Deutsche Boerse AG#	47,324	4,131,875
E.ON AG	28,764	1,017,018
Fresenius Medical Care AG#	53,156	2,227,936
K+S AG	3,959	294,788
Linde AG#	42,760	3,571,983
Merck KGaA#	44,500	4,284,883
Muenchener Rueckversicherungs AG	21,410	3,004,017
Puma AG Rudolf Dassler Sport	6,176	1,425,557
SAP AG#	52,640	2,266,171
Wacker Chemie AG	6,790	849,944

		33,557,212

Greece — 0.9%
National Bank of Greece SA†	124,274	3,439,560
OPAP SA	23,225	717,577

		4,157,137

Hong Kong — 1.1%
CNOOC, Ltd.	577,000	759,800
Hang Seng Bank, Ltd.	54,300	779,583
Hutchison Whampoa, Ltd.	276,000	1,932,116
The Link REIT	661,500	1,299,437

		4,770,936

India — 1.0%
ICICI Bank, Ltd. ADR	29,860	929,840
Infosys Technologies, Ltd. ADR#	101,891	3,523,391

		4,453,231

Indonesia — 0.1%
Bank Rakyat Indonesia	531,000	322,522

Ireland — 0.8%
Anglo Irish Bank Corp. PLC†(4)	58,907	18,071
CRH PLC (Ireland)	84,686	2,005,758
Ryanair Holdings PLC ADR†#	47,861	1,393,712

		3,417,541

Israel — 1.3%
Teva Pharmaceutical Industries, Ltd. ADR#	126,872	5,881,786

VALIC Company I International Growth I Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares(6)	Market Value (Note 2)(1)

COMMON STOCK (continued)
Italy — 3.5%
ENI SpA	245,326	$5,938,788
Finmeccanica SpA	143,129	2,027,375
Intesa Sanpaolo SpA†	594,195	2,149,491
Luxottica Group SpA†	9,140	190,327
Saipem SpA	151,663	3,873,057
Snam Rete Gas SpA(5)	344,680	1,492,791

		15,671,829

Japan — 10.7%
Aeon Credit Service Co., Ltd.	70,000	926,870
Benesse Corp.	30,900	1,298,943
Canon, Inc.	70,600	2,343,936
Central Japan Railway Co.#	140	897,220
Daikin Industries, Ltd.	13,400	414,231
Denso Corp.#	34,400	826,090
Fanuc, Ltd.#	33,400	2,699,103
Fast Retailing Co., Ltd.	6,300	748,500
Hirose Electric Co., Ltd.#	7,200	803,113
Honda Motor Co., Ltd.	76,400	2,217,750
Hoya Corp.#	216,500	4,535,601
INPEX Corp.#	278	2,265,538
Kao Corp.	89,000	1,960,177
Keyence Corp.#	6,300	1,315,167
Konica Minolta Holdings, Inc.	36,500	383,666
Kurita Water Industries, Ltd.#	29,600	820,376
Mitsubishi Corp.	105,000	1,992,668
Mitsubishi Electric Corp.	90,000	523,845
Mitsubishi Estate Co., Ltd.	70,000	1,154,304
Mitsubishi UFJ Financial Group, Inc.	312,400	1,971,341
Murata Manufacturing Co., Ltd.#	22,900	979,567
NGK Insulators, Ltd.#	48,000	858,839
Nidec Corp.#	43,300	2,489,950
Nintendo Co., Ltd.	1,600	434,677
Nitori Co., Ltd.#	16,850	1,022,395
Rakuten, Inc.#	4,070	2,238,264
Shin - Etsu Chemical Co., Ltd.	21,200	1,112,328
SMC Corp.#	10,100	1,079,665
Softbank Corp.	68,900	1,259,090
Sony Financial Holdings, Inc.	362	1,057,971
Terumo Corp.	22,800	958,063
The Japan Steel Works, Ltd.#	116,000	1,515,403
Tokyo Electron, Ltd.	10,600	487,693
Toyota Motor Corp.	26,675	1,068,597
Uni - Charm Corp.#	13,900	971,087

		47,632,028

Luxembourg — 0.9%
Millicom International Cellular SA†	26,795	1,626,457
SES FDR	108,780	2,176,691

		3,803,148

Mexico — 1.2%
America Movil SAB de CV, Series L ADR	94,832	3,634,910
Grupo Modelo SA de CV, Series C†	115,100	393,308
Grupo Televisa SA ADR	80,809	1,436,784

		5,465,002

Netherlands — 3.6%
ASML Holding NV#	63,276	1,305,421
Heineken Holding NV	31,158	937,891
Heineken NV#	98,640	3,520,240
Koninklijke Ahold NV	275,310	3,338,649
Koninklijke KPN NV	161,166	2,120,274
TNT NV	134,504	2,645,969

Security Description	Shares(6)	Market Value (Note 2)(1)

Netherlands (continued)
Wolters Kluwer NV	104,260	$1,980,459

		15,848,903

Norway — 0.1%
Petroleum Geo - Services ASA†	71,420	461,400

Philippines — 0.4%
Philippine Long Distance Telephone Co.	39,840	1,875,707

Singapore — 1.8%
Keppel Corp., Ltd.	476,000	2,377,855
Singapore Technologies Engineering, Ltd.	596,000	962,937
Singapore Telecommunications, Ltd.	690,950	1,445,385
United Overseas Bank, Ltd.	320,000	3,165,901

		7,952,078

South Africa — 0.2%
MTN Group, Ltd.	57,360	836,456

South Korea — 1.6%
Hyundai Motor Co.	28,130	1,566,004
KB Financial Group, Inc.†	14,250	462,159
POSCO	3,660	1,226,897
Samsung Electronics Co., Ltd.	5,750	2,578,168
Samsung Electronics Co., Ltd. GDR*	5,595	1,251,296

		7,084,524

Spain — 2.1%
Banco Santander SA (Barcelona)	358,515	3,865,280
Indra Sistemas SA	44,520	1,014,543
Telefonica SA#	203,893	4,404,402

		9,284,225

Sweden — 0.3%
Electrolux AB, Class B†	33,320	426,020
Hennes & Mauritz AB, Class B#	16,120	769,934

		1,195,954

Switzerland — 11.1%
ABB, Ltd.†	77,030	1,269,555
Actelion, Ltd.†	36,747	1,901,031
Adecco SA#	25,790	1,125,351
Compagnie Financiere Richemont SA	51,935	1,136,895
Credit Suisse Group AG	39,920	1,786,469
Givaudan SA	3,120	2,048,127
Julius Baer Holding AG	101,418	4,321,252
Lonza Group AG#	11,170	1,154,921
Nestle SA	331,375	12,041,669
Novartis AG	64,936	2,596,222
Roche Holding AG	80,452	10,978,599
SGS SA	710	888,703
Sonova Holding AG	33,839	2,494,034
Swiss Reinsurance	19,961	652,764
Syngenta AG	19,096	4,648,825
UBS AG†	32,384	489,598

		49,534,015

Taiwan — 1.4%
AU Optronics Corp. ADR#	143,680	1,492,835
Taiwan Semiconductor Manufacturing Co., Ltd.	866,069	1,625,635
Taiwan Semiconductor Manufacturing Co., Ltd. ADR#	240,011	2,625,720
Wistron Corp.	224,000	355,966

		6,100,156

VALIC Company I International Growth I Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)(1)

COMMON STOCK (continued)
Turkey — 0.4%
Akbank TAS	171,797	$729,333
Turkiye Garanti Bankasi AS†	402,540	1,019,153

		1,748,486

United Kingdom — 19.5%
Admiral Group PLC	97,717	1,364,283
AMEC PLC	60,250	658,955
AstraZeneca PLC	46,220	1,926,713
Autonomy Corp. PLC†	45,597	1,142,324
Aviva PLC	84,184	464,787
BAE Systems PLC	145,398	807,599
Barclays PLC	185,760	895,516
BG Group PLC	294,998	5,406,191
BHP Billiton PLC	28,930	693,064
British American Tobacco PLC	89,549	2,446,171
British Sky Broadcasting Group PLC	230,130	1,660,278
Burberry Group PLC#	134,630	840,703
Cadbury PLC	23,890	208,814
Carnival PLC	57,790	1,505,263
Cobham PLC	187,078	541,477
Compass Group PLC#	744,168	4,306,555
Diageo PLC#	196,440	2,681,621
Experian PLC	311,970	2,310,147
GlaxoSmithKline PLC	132,119	2,226,957
HSBC Holdings PLC (London)	339,038	3,050,131
HSBC Holdings PLC (Hong Kong)	180,705	1,650,311
Imperial Tobacco Group PLC	115,020	2,989,540
Informa PLC	245,676	963,121
Intercontinental Hotels Group PLC	49,520	527,601
International Power PLC	372,706	1,656,942
Kingfisher PLC	502,180	1,449,784
Ladbrokes PLC	222,378	729,215
Man Group PLC, Class B	112,290	444,756
Next PLC	31,480	748,889
Reckitt Benckiser Group PLC#	203,816	8,841,389
Reed Elsevier PLC	143,891	1,168,091
Royal Dutch Shell PLC, Class A	80,000	2,155,504
Scottish and Southern Energy PLC	154,929	2,925,964
Shire PLC	150,589	2,089,483
Smith & Nephew PLC	74,058	540,135
Smiths Group PLC	98,776	1,164,069
Standard Chartered PLC	126,338	2,580,309
Tesco PLC	1,027,591	6,088,703
The Capita Group PLC	278,464	3,230,365
TUI Travel PLC#	153,710	622,360
Vodafone Group PLC	2,032,921	3,825,745
William Hill PLC	524,040	1,811,965
WPP PLC	443,655	3,322,154

		86,663,944

United States — 0.7%
India Fund, Inc.	38,671	1,136,154
Synthes, Inc.	20,000	2,056,147

		3,192,301

Total Common Stock
(cost $460,611,977)		416,771,610

PREFERRED STOCK — 0.7%
Brazil — 0.6%
Companhia Vale do Pio Doce, Class A	BRL 155,800	2,571,064

Germany — 0.1%
Porsche Automobil Holding SE	EUR 9,912	604,886

Total Preferred Stock
(cost $3,329,043)		3,175,950

Security Description	Shares/ Principal Amount	Market Value (Note 2)(1)

EXCHANGE TRADED FUNDS — 1.3%
iShares FTSE/ Xinhau China 25 Index Fund	20,590	$768,831
iShares MSCI EAFE Index Fund	11,300	535,620
iShares MSCI Emerging Markets Index Fund	42,160	1,402,241
iShares MSCI Japan Index Fund#	344,320	3,226,278

Total Exchange Traded Funds
(cost $5,337,902)		5,932,970

Total Long-Term Investment Securities
(cost $469,278,922)		425,880,530

SHORT-TERM INVESTMENT SECURITIES — 15.1%
Collective Investment Pool — 12.3%
Securities Lending Quality Trust(2)(7)	56,427,153	54,782,463

Time Deposits — 2.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/09	$12,341,000	12,341,000

Total Short-Term Investment Securities
(cost $68,768,153)		67,123,463

REPURCHASE AGREEMENT — 0.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/29/09, to be repurchased 06/01/09 in the amount of $1,217,001 and collateralized by Federal Home Loan Mtg. Assoc. Notes, bearing interest at 5.00% due 11/17/17 and having approximate value of $1,246,375 (cost $1,217,000)	1,217,000	1,217,000

TOTAL INVESTMENTS
(cost $539,264,075)(3)	111.1%	494,220,993
Liabilities in excess of other assets	(11.1)	(49,437,900)

NET ASSETS —	100.0%	$444,783,093

#	The security or a portion thereof is out on loan (See Note 2).
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2009, the aggregate value of these securities was $1,251,296 representing 0.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	A substantial number of the Fund’s holdings were valued using fair value procedures at May 31, 2009. At May 31, 2009, the aggregate value of these securities was $371,661,456 representing 83.6% of net assets. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities loaned (See Note 2)
(3)	See Note 5 for cost of investments on a tax basis.
(4)	Fair valued security. See note 2
(5)	Illiquid security. At May 31, 2009 the aggregate value of these securities was $3,214,152 representing 0.7% of net assets.
(6)	Denominated in United States Dollars unless otherwise indicated.
(7)	At May 31, 2009, the Fund had loaned securities with a total value of $55,120,911. This was secured by collateral of $56,427,153, which was received in cash and subsequently invested in short-term investments currently valued at $54,782,463 as reported in the portfolio of investments. The remaining collateral of $245,930 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.
The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range
United States Treasury Notes	3.13% to 3.88%	11/30/09 to 11/15/18

ADR—American Depository Receipt

FDR—Fiduciary Depository Receipt

GDR—Global Depository Receipt

VVPR—Reduced tax rate shares

Currency Legend

BRL—Brazilian Real

EUR—EURO Dollar

See Notes to Financial Statements

VALIC Company I Large Cap Core Fund

PORTFOLIO PROFILE — May 31, 2009 (Unaudited)

Industry Allocation*

Commercial Services — Finance	7.4%
Collective Investment Pool	7.1
Diversified Banking Institutions	6.6
Oil Companies — Integrated	6.3
Wireless Equipment	5.8
Web Portals/ISP	4.8
E-Commerce/Products	4.7
Enterprise Software/Service	4.0
Medical — Drugs	3.5
Networking Products	3.0
Time Deposits	2.8
Banks — Super Regional	2.4
Medical Products	2.4
Retail — Drug Store	2.4
Cosmetics & Toiletries	2.4
Diversified Manufacturing Operations	2.3
Insurance — Life/Health	2.2
Tobacco	2.1
Retail — Building Products	2.1
Oil — Field Services	2.0
Medical-Biomedical/Gene	2.0
Transport — Services	2.0
Footwear & Related Apparel	2.0
Multimedia	2.0
Food — Misc.	1.9
Banks — Fiduciary	1.9
Investment Management/Advisor Services	1.9
Oil Companies — Exploration & Production	1.7
Telephone — Integrated	1.7
Aerospace/Defense	1.6
Advertising Agencies	1.6
Applications Software	1.5
Medical Instruments	1.4
Consumer Products — Misc.	1.4
Beverages — Wine/Spirits	1.3
Electronic Components — Semiconductors	1.1
Industrial Gases	1.1
Beverages — Non-alcoholic	0.9
Finance — Credit Card	0.8
Aerospace/Defense — Equipment	0.8
Investment Companies	0.2

107.1%

*	Calculated as a percentage of net assets

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 97.2%
Advertising Agencies — 1.6%
Omnicom Group, Inc.	49,911	$1,522,285

Aerospace/Defense — 1.6%
Lockheed Martin Corp.	18,656	1,560,201

Aerospace/Defense - Equipment — 0.8%
United Technologies Corp.	14,228	748,535

Applications Software — 1.5%
Microsoft Corp.	72,196	1,508,174

Banks - Fiduciary — 1.9%
State Street Corp.	40,528	1,882,526

Banks - Super Regional — 2.4%
Wells Fargo & Co.	93,410	2,381,955

Beverages - Non-alcoholic — 0.9%
PepsiCo, Inc.	17,003	885,006

Beverages - Wine/Spirits — 1.3%
Diageo PLC(1)	92,300	1,259,996

Commercial Services - Finance — 7.4%
Automatic Data Processing, Inc.	23,494	893,007
Bankrate, Inc.†#	77,109	2,321,752
Visa, Inc., Class A	59,632	4,037,683

		7,252,442

Consumer Products - Misc. — 1.4%
Clorox Co.	25,701	1,347,760

Cosmetics & Toiletries — 2.4%
The Procter & Gamble Co.	44,574	2,315,174

Diversified Banking Institutions — 6.6%
Bank of America Corp.	92,998	1,048,087
JPMorgan Chase & Co.	74,123	2,735,139
The Goldman Sachs Group, Inc.	18,647	2,695,797

		6,479,023

Diversified Manufacturing Operations — 2.3%
General Electric Co.	167,644	2,259,841

E - Commerce/Products — 4.7%
Amazon.com, Inc.†	44,514	3,471,647
Blue Nile, Inc.†#	23,210	1,065,339

		4,536,986

Electronic Components - Semiconductors — 1.1%
Altera Corp.	63,677	1,083,783

Enterprise Software/Service — 4.0%
Oracle Corp.	200,681	3,931,341

Finance - Credit Card — 0.8%
American Express Co.	31,876	792,119

Food - Misc. — 1.9%
McCormick & Co., Inc.	62,167	1,897,337

Footwear & Related Apparel — 2.0%
Timberland Co., Class A†	134,779	1,938,122

Industrial Gases — 1.1%
Air Products & Chemicals, Inc.	16,296	1,055,655

Insurance - Life/Health — 2.2%
Prudential Financial, Inc.	53,130	2,120,418

Investment Companies — 0.2%
Apollo Global Management LLC, Class A*(2)(3)	72,697	181,743

Security Description	Shares	Market Value (Note 2)

Investment Management/Advisor Services — 1.9%
T. Rowe Price Group, Inc.#	45,276	$1,836,847

Medical Instruments — 1.4%
Medtronic, Inc.	40,622	1,395,366

Medical Products — 2.4%
Johnson & Johnson	43,077	2,376,127

Medical - Biomedical/Gene — 2.0%
Amgen, Inc.†	39,045	1,949,907

Medical - Drugs — 3.5%
Merck & Co., Inc.	34,601	954,296
Novartis AG ADR	62,518	2,501,970

		3,456,266

Multimedia — 2.0%
FactSet Research Systems, Inc.#	35,940	1,901,226

Networking Products — 3.0%
Cisco Systems, Inc.†	156,199	2,889,681

Oil Companies - Exploration & Production — 1.7%
Apache Corp.	19,809	1,669,106

Oil Companies - Integrated — 6.3%
Chevron Corp.	14,413	960,915
ConocoPhillips	30,156	1,382,351
Exxon Mobil Corp.	54,035	3,747,327

		6,090,593

Oil - Field Services — 2.0%
Schlumberger, Ltd.	16,405	938,858
Weatherford International, Ltd.†#	49,142	1,017,240

		1,956,098

Retail - Building Products — 2.1%
Home Depot, Inc.	87,060	2,016,310

Retail - Drug Store — 2.4%
CVS Caremark Corp.	78,700	2,345,260

Telephone - Integrated — 1.7%
AT&T, Inc.	32,722	811,178
Verizon Communications, Inc.	27,642	808,805

		1,619,983

Tobacco — 2.1%
Philip Morris International, Inc.	47,419	2,021,946

Transport - Services — 2.0%
Expeditors International of Washington, Inc.	23,223	761,947
United Parcel Service, Inc., Class B	23,173	1,185,067

		1,947,014

Web Portals/ISP — 4.8%
Google, Inc., Class A†	11,240	4,689,665

Wireless Equipment — 5.8%
QUALCOMM, Inc.	129,066	5,625,987

Total Long-Term Investment Securities
(cost $105,697,759)		94,727,804

SHORT-TERM INVESTMENT SECURITIES — 9.9%
Collective Investment Pool — 7.1%
Securities Lending Quality Trust(4)(6)	7,147,764	6,939,427

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Principal Amount	Market Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Time Deposits — 2.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/09	$2,711,000	$2,711,000

Total Short-Term Investment Securities
(cost $9,858,764)		9,650,427

TOTAL INVESTMENTS
(cost $115,556,523)(5)	107.1%	104,378,231
Liabilities in excess of other assets	(7.1)	(6,897,810)

NET ASSETS —	100.0%	$97,480,421

†	Non-income producing security
#	The security or a portion thereof is out on loan (See Note 2)
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2009, the aggregate value of these securities was $181,743 representing 0.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at May 31, 2009. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)	To the extent permitted by the Statement of Additional Information, the Large Cap Core Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2009, the Large Cap Core Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
Apollo Global Manage ment LLC, Class A (Common Stock)	08/02/07	33,592	$806,208
	02/01/08	5,661	100,058
	04/30/08	10,000	150,500
	06/05/08	7,000	108,850
	06/26/08	3,371	50,734
	09/18/08	4,233	57,357
	10/03/08	5,885	76,799
	10/17/08	2,955	32,623

		72,697	1,383,129	$181,743	$2.50	0.19%

(3)	Illiquid security; At May 31, 2009, the aggregate value of these securities was $181,743 representing 0.2% of net assets.
(4)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(5)	See Note 5 for cost of investments on a tax basis.
(6)	At May 31, 2009, the Fund had loaned securities with a total value of $7,185,696. This was secured by collateral of $7,147,764, which was received in cash and subsequently invested in short-term investments currently valued at $6,939,427 as reported in the portfolio of investments. The remaining collateral of $173,881 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.
The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range
United States Treasury Notes	2.00%	01/15/14
United States Treasury Bonds	6.00%	02/15/26

ADR—American Depository Receipt

See Notes to Financial Statements

VALIC Company I Large Capital Growth Fund

PORTFOLIO PROFILE — May 31, 2009 — (Unaudited)

Industry Allocation*

Computers	9.0%
Medical — Biomedical/Gene	5.6
Collective Investment Pool	5.4
Aerospace/Defense	4.2
Medical Products	3.6
Enterprise Software/Service	3.4
Oil Companies — Exploration & Production	3.3
Web Portals/ISP	3.3
Applications Software	3.2
Electronic Components — Semiconductors	2.5
Retail — Discount	2.5
Retail — Restaurants	2.3
Agricultural Chemicals	2.1
Retail — Apparel/Shoe	1.9
Networking Products	1.9
Beverages — Non-alcoholic	1.9
Exchange Traded Funds	1.9
Diversified Banking Institutions	1.8
Computer Services	1.8
Electronic Forms	1.8
Aerospace/Defense — Equipment	1.7
Engineering/R&D Services	1.7
Time Deposits	1.6
Internet Security	1.6
Retail — Drug Store	1.6
Commercial Services — Finance	1.6
Transport — Rail	1.5
Wireless Equipment	1.5
Medical — HMO	1.4
Oil Companies — Integrated	1.4
Instruments — Scientific	1.3
Oil & Gas Drilling	1.2
Retail — Auto Parts	1.2
Finance — Investment Banker/Broker	1.1
Semiconductor Components — Integrated Circuits	1.1
Medical — Generic Drugs	1.1
Cosmetics & Toiletries	1.0
Medical — Drugs	0.9
Retail — Regional Department Stores	0.9
Oil — Field Services	0.9
Insurance — Property/Casualty	0.9
Electric Products — Misc.	0.8
Medical Instruments	0.8
Investment Management/Advisor Services	0.7
Coatings/Paint	0.7
Apparel Manufacturers	0.7
Data Processing/Management	0.7
Schools	0.6
Oil Field Machinery & Equipment	0.6
Diversified Manufacturing Operations	0.6
Insurance — Life/Health	0.6
Repurchase Agreements	0.6
Computers — Memory Devices	0.5
Pharmacy Services	0.5
Diversified Minerals	0.5
Electronics — Military	0.5
Retail — Office Supplies	0.5
Medical Labs & Testing Services	0.5
Retail — Major Department Stores	0.5
Telephone — Integrated	0.4
Cellular Telecom	0.4
X-Ray Equipment	0.4
Food — Dairy Products	0.4
Multimedia	0.4
Machinery — Construction & Mining	0.4
Telecom Equipment — Fiber Optics	0.3
E-Commerce/Services	0.3
Semiconductor Equipment	0.3
Metal — Copper	0.3

Medical — Wholesale Drug Distribution	0.3
Retail — Consumer Electronics	0.2
Electronic Measurement Instruments	0.2
Casino Hotels	0.1

105.9%

*	Calculated as a percentage of net assets

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 96.4%
Aerospace/Defense — 4.2%
General Dynamics Corp.	20,160	$1,147,104
Lockheed Martin Corp.	109,048	9,119,684
Raytheon Co.	65,468	2,923,146

		13,189,934

Aerospace/Defense - Equipment — 1.7%
Goodrich Corp.	33,411	1,621,770
United Technologies Corp.	67,966	3,575,691

		5,197,461

Agricultural Chemicals — 2.1%
Monsanto Co.	42,937	3,527,275
Syngenta AG(1)	12,213	2,973,193

		6,500,468

Apparel Manufacturers — 0.7%
Coach, Inc.	81,000	2,127,870

Applications Software — 3.2%
Intuit, Inc.†	70,300	1,913,566
Microsoft Corp.	384,489	8,031,975

		9,945,541

Beverages - Non-alcoholic — 1.9%
PepsiCo, Inc.	116,252	6,050,917

Casino Hotels — 0.1%
MGM Mirage†	42,200	314,812

Cellular Telecom — 0.4%
America Movil SAB de CV, Series L ADR	35,224	1,350,136

Coatings/Paint — 0.7%
The Sherwin - Williams Co.#	40,956	2,162,477

Commercial Services - Finance — 1.6%
Mastercard, Inc., Class A#	8,591	1,514,851
Visa, Inc., Class A	50,300	3,405,813

		4,920,664

Computer Services — 1.8%
Accenture, Ltd., Class A	189,046	5,658,147

Computers — 9.0%
Apple, Inc.†	66,855	9,079,578
Hewlett - Packard Co.	320,250	11,000,587
International Business Machines Corp.	56,868	6,043,931
Research In Motion, Ltd.†	25,800	2,028,912

		28,153,008

Computers - Memory Devices — 0.5%
Western Digital Corp.†	68,573	1,704,039

Cosmetics & Toiletries — 1.0%
Colgate - Palmolive Co.	22,600	1,490,470
The Procter & Gamble Co.	32,200	1,672,468

		3,162,938

Data Processing/Management — 0.7%
Fiserv, Inc.†	50,000	2,118,000

Diversified Banking Institutions — 1.8%
The Goldman Sachs Group, Inc.	39,239	5,672,782

Diversified Manufacturing Operations — 0.6%
Danaher Corp.#	29,400	1,774,290

Diversified Minerals — 0.5%
BHP Billiton, Ltd. ADR#	29,929	1,683,207

E - Commerce/Services — 0.3%
eBay, Inc.†	54,700	963,814

Security Description	Shares	Market Value (Note 2)

Electric Products - Misc. — 0.8%
AMETEK, Inc.	43,717	$1,374,900
Emerson Electric Co.	37,800	1,213,002

		2,587,902

Electronic Components - Semiconductors — 2.5%
Broadcom Corp., Class A†	45,500	1,159,340
Intel Corp.	186,300	2,928,636
Texas Instruments, Inc.	51,600	1,001,040
Xilinx, Inc.	134,209	2,783,495

		7,872,511

Electronic Forms — 1.8%
Adobe Systems, Inc.†	196,784	5,545,373

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.†	39,100	712,793

Electronics - Military — 0.5%
L-3 Communications Holdings, Inc.	22,100	1,624,571

Engineering/R&D Services — 1.7%
ABB, Ltd.†(1)	132,859	2,189,690
Fluor Corp.	63,758	2,995,351

		5,185,041

Enterprise Software/Service — 3.4%
BMC Software, Inc.†	92,785	3,163,969
Oracle Corp.	374,372	7,333,947

		10,497,916

Finance - Investment Banker/Broker — 1.1%
TD Ameritrade Holding Corp.†	87,090	1,484,014
The Charles Schwab Corp.	113,600	1,999,360

		3,483,374

Food - Dairy Products — 0.4%
Dean Foods Co.†	64,600	1,214,480

Instruments - Scientific — 1.3%
Thermo Fisher Scientific, Inc.†	105,030	4,086,717

Insurance - Life/Health — 0.6%
Unum Group	102,362	1,751,414

Insurance - Property/Casualty — 0.9%
Chubb Corp.	68,206	2,704,368

Internet Security — 1.6%
Symantec Corp.†	301,187	4,695,505
VeriSign, Inc.†	18,200	426,062

		5,121,567

Investment Management/Advisor Services — 0.7%
Invesco, Ltd.	144,600	2,262,990

Machinery - Construction & Mining — 0.4%
Joy Global, Inc.#	32,204	1,110,072

Medical Instruments — 0.8%
Medtronic, Inc.	70,100	2,407,935

Medical Labs & Testing Services — 0.5%
Laboratory Corp. of America Holdings†#	24,600	1,499,616

Medical Products — 3.6%
Baxter International, Inc.	29,600	1,515,224
Johnson & Johnson	144,128	7,950,101
Zimmer Holdings, Inc.†	37,500	1,670,625

		11,135,950

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Medical - Biomedical/Gene — 5.6%
Amgen, Inc.†	131,331	$6,558,670
Celgene Corp.†	35,000	1,478,400
Genzyme Corp.†	37,500	2,217,750
Gilead Sciences, Inc.†	166,612	7,180,977

		17,435,797

Medical - Drugs — 0.9%
Abbott Laboratories	65,158	2,936,019

Medical - Generic Drugs — 1.1%
Mylan, Inc.†#	149,000	1,968,290
Teva Pharmaceutical Industries, Ltd. ADR	28,708	1,330,903

		3,299,193

Medical - HMO — 1.4%
UnitedHealth Group, Inc.	101,533	2,700,778
WellPoint, Inc.†	39,581	1,843,287

		4,544,065

Medical - Wholesale Drug Distribution — 0.3%
Cardinal Health, Inc.	23,100	825,825

Metal - Copper — 0.3%
Freeport - McMoRan Copper & Gold, Inc.	15,500	843,665

Multimedia — 0.4%
Time Warner, Inc.	49,733	1,164,747

Networking Products — 1.9%
Cisco Systems, Inc.†	329,296	6,091,976

Oil & Gas Drilling — 1.2%
ENSCO International, Inc.	46,989	1,827,402
Transocean, Ltd.†	23,060	1,832,809

		3,660,211

Oil Companies - Exploration & Production — 3.3%
Apache Corp.	5,800	488,708
Devon Energy Corp.	10,500	664,020
Occidental Petroleum Corp.	85,474	5,736,160
Ultra Petroleum Corp.†	18,300	828,624
XTO Energy, Inc.	61,000	2,608,970

		10,326,482

Oil Companies - Integrated — 1.4%
Exxon Mobil Corp.	38,900	2,697,715
Marathon Oil Corp.	51,914	1,655,018

		4,352,733

Oil Field Machinery & Equipment — 0.6%
National - Oilwell Varco, Inc.†	47,600	1,838,312

Oil - Field Services — 0.9%
Schlumberger, Ltd.	49,850	2,852,916

Pharmacy Services — 0.5%
Express Scripts, Inc.†	26,297	1,684,323

Retail - Apparel/Shoe — 1.9%
American Eagle Outfitters, Inc.	94,900	1,405,469
Limited Brands, Inc.	127,067	1,589,608
Ross Stores, Inc.	37,814	1,480,796
The Gap, Inc.	91,182	1,627,599

		6,103,472

Retail - Auto Parts — 1.2%
AutoZone, Inc.†	23,727	3,610,063

Retail - Consumer Electronics — 0.2%
Best Buy Co., Inc.#	21,500	754,650

Security Description	Shares/ Principal Amount	Market Value (Note 2)

Retail - Discount — 2.5%
Target Corp.	23,500	$923,550
Wal - Mart Stores, Inc.	138,800	6,903,912

		7,827,462

Retail - Drug Store — 1.6%
CVS Caremark Corp.	168,078	5,008,724

Retail - Major Department Stores — 0.5%
J.C. Penney Co., Inc.	55,743	1,454,335

Retail - Office Supplies — 0.5%
Staples, Inc.	76,900	1,572,605

Retail - Regional Department Stores — 0.9%
Kohl’s Corp.†	68,454	2,907,241

Retail - Restaurants — 2.3%
Burger King Holdings, Inc.#	70,200	1,162,512
Darden Restaurants, Inc.#	36,266	1,311,741
McDonald’s Corp.	82,500	4,866,675

		7,340,928

Schools — 0.6%
Apollo Group, Inc., Class A†	33,591	1,985,228

Semiconductor Components - Integrated Circuits — 1.1%
Marvell Technology Group, Ltd.†	145,666	1,664,962
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	151,520	1,657,629

		3,322,591

Semiconductor Equipment — 0.3%
ASML Holding NV#	44,200	914,940

Telecom Equipment - Fiber Optics — 0.3%
Corning, Inc.	73,000	1,073,100

Telephone - Integrated — 0.4%
AT&T, Inc.	56,500	1,400,635

Transport - Rail — 1.5%
Norfolk Southern Corp.	37,300	1,387,560
Union Pacific Corp.	69,500	3,424,265

		4,811,825

Web Portals/ISP — 3.3%
Google, Inc., Class A†	20,477	8,543,619
NetEase.com, Inc. ADR†#	48,438	1,674,986

		10,218,605

Wireless Equipment — 1.5%
QUALCOMM, Inc.	105,000	4,576,950

X-Ray Equipment — 0.4%
Hologic, Inc.†	106,100	1,344,287

Total Common Stock
(cost $328,266,640)		301,539,000

EXCHANGE TRADED FUNDS — 1.9%
Sector Fund - Financial Services — 1.9%
Financial Select Sector SPDR Fund# (cost $4,522,163)	479,940	5,927,259

Total Long-Term Investment Securities
(cost $332,788,803)		307,466,259

SHORT-TERM INVESTMENT SECURITIES — 7.0%
Collective Investment Pool — 5.4%
Securities Lending Quality Trust(2)	17,348,134	16,842,485

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Time Deposits — 1.6%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/09	5,133,000	$5,133,000

Total Short-Term Investment Securities
(cost $22,481,133)		21,975,485

REPURCHASE AGREEMENT — 0.6%
State Street Bank & Trust Co. Joint Repurchase Agreement(3) (cost $1,751,000)	1,751,000	1,751,000

TOTAL INVESTMENTS
(cost $357,020,936)(4)	105.9%	331,192,744
Liabilities in excess of other assets	(5.9)	(18,438,074)

NET ASSETS —	100.0%	$312,754,670

†	Non-income producing security
#	The security or a portion thereof is out on loan (See Note 2)
(1)	Security was valued using fair value procedures at May 31, 2009. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

See Notes to Financial Statements

VALIC Company I Mid Cap Index Fund

PORTFOLIO PROFILE — May 31, 2009 (Unaudited)

Industry Allocation*

Collective Investment Pool	17.9%
Real Estate Investment Trusts	5.8
Electric — Integrated	3.6
Banks — Commercial	3.3
Retail — Apparel/Shoe	3.0
Oil Companies — Exploration & Production	2.8
Gas — Distribution	2.2
Diversified Manufacturing Operations	2.1
Medical — Biomedical/Gene	1.7
Engineering/R&D Services	1.7
Oil & Gas Drilling	1.6
Chemicals — Specialty	1.6
Schools	1.5
Medical Instruments	1.5
Electronic Components — Semiconductors	1.4
Consulting Services	1.4
Insurance — Multi-line	1.3
Retail — Restaurants	1.3
Insurance — Property/Casualty	1.3
Savings & Loans/Thrifts	1.2
Commercial Services — Finance	1.1
Medical — Hospitals	1.1
Distribution/Wholesale	1.1
Investment Management/Advisor Services	1.0
Machinery — General Industrial	1.0
Human Resources	1.0
Machinery — Construction & Mining	1.0
Building — Residential/Commercial	1.0
Oil — Field Services	1.0
Insurance — Reinsurance	1.0
Transport — Truck	1.0
Commercial Services	0.9
Retail — Discount	0.9
Medical — Drugs	0.9
Electronic Parts Distribution	0.9
E-Commerce/Services	0.8
Food — Misc.	0.8
Steel — Producers	0.8
Computers — Memory Devices	0.8
Electronic Measurement Instruments	0.8
Containers — Paper/Plastic	0.7
Oil Field Machinery & Equipment	0.7
Chemicals — Diversified	0.7
Computers — Integrated Systems	0.7
Telecommunication Equipment	0.7
Electronic Design Automation	0.7
U.S. Government Treasuries	0.6
Retail — Automobile	0.6
Aerospace/Defense — Equipment	0.6
Transport — Marine	0.6
Insurance Brokers	0.6
Coatings/Paint	0.6
Finance — Investment Banker/Broker	0.6
Metal Processors & Fabrication	0.6
Beverages — Non-alcoholic	0.6
Medical Products	0.6
Retail — Auto Parts	0.6
Computer Aided Design	0.6
Enterprise Software/Service	0.5
Medical Information Systems	0.5
Data Processing/Management	0.5
Auto/Truck Parts & Equipment — Original	0.5
Telephone — Integrated	0.5
Diagnostic Equipment	0.5
Building Products — Cement	0.5
Batteries/Battery Systems	0.5
Soap & Cleaning Preparation	0.5
Commercial Paper	0.5
Instruments — Controls	0.5

Consumer Products — Misc.	0.5
Metal — Iron	0.5
Industrial Gases	0.5
Electric Products — Misc.	0.5
Semiconductor Equipment	0.5
X-Ray Equipment	0.4
Coal	0.4
Networking Products	0.4
Machine Tools & Related Products	0.4
Pipelines	0.4
Pharmacy Services	0.4
Respiratory Products	0.4
Agricultural Chemicals	0.4
Medical Labs & Testing Services	0.4
Semiconductor Components — Integrated Circuits	0.4
Electronic Components — Misc.	0.4
Machinery — Farming	0.4
Filtration/Separation Products	0.4
Retail — Pet Food & Supplies	0.4
Insurance — Life/Health	0.3
Internet Infrastructure Software	0.3
Apparel Manufacturers	0.3
Diagnostic Kits	0.3
Hospital Beds/Equipment	0.3
E-Marketing/Info	0.3
Research & Development	0.3
Medical — HMO	0.3
Computer Services	0.3
Computer Software	0.3
Water	0.3
Multimedia	0.3
Textile — Home Furnishings	0.3
Motion Pictures & Services	0.3
Miscellaneous Manufacturing	0.3
Medical — Generic Drugs	0.3
Veterinary Diagnostics	0.3
Non — Hazardous Waste Disposal	0.3
Airlines	0.3
Cosmetics & Toiletries	0.3
Power Converter/Supply Equipment	0.3
Publishing — Books	0.3
Private Corrections	0.3
Oil Refining & Marketing	0.2
Retail — Catalog Shopping	0.2
Food — Baking	0.2
Finance — Auto Loans	0.2
Containers — Metal/Glass	0.2
Computers	0.2
Electronic Connectors	0.2
Toys	0.2
Rental Auto/Equipment	0.2
Office Furnishings — Original	0.2
Retail — Sporting Goods	0.2
Transport — Rail	0.2
Medical — Outpatient/Home Medical	0.2
Telecom Services	0.2
Food — Meat Products	0.2
Intimate Apparel	0.2
Building Products — Air & Heating	0.2
Advertising Sales	0.2
Medical Sterilization Products	0.2
Funeral Services & Related Items	0.2
Vitamins & Nutrition Products	0.2
Machinery — Pumps	0.2
Machinery — Print Trade	0.2
Repurchase Agreements	0.2
Industrial Automated/Robotic	0.2
Transport — Equipment & Leasing	0.2
Real Estate Management/Services	0.2

VALIC Company I Mid Cap Index Fund

PORTFOLIO PROFILE — May 31, 2009 (Unaudited) — (continued)

Industry Allocation* (continued)

Building — Heavy Construction	0.2%
Protection/Safety	0.2
Casino Services	0.2
Patient Monitoring Equipment	0.2
Retail — Mail Order	0.2
Hazardous Waste Disposal	0.1
Paper & Related Products	0.1
Physical Therapy/Rehabilitation Centers	0.1
Instruments — Scientific	0.1
Banks — Fiduciary	0.1
Food — Retail	0.1
Tobacco	0.1
Retail — Bookstores	0.1
Auto — Heavy Duty Trucks	0.1
Investment Companies	0.1
Cellular Telecom	0.1
Retail — Hair Salons	0.1
Wireless Equipment	0.1
Building — Mobile Home/Manufactured Housing	0.1
Auction Houses/Art Dealers	0.1
Environmental Monitoring & Detection	0.1
Racetracks	0.1
Building — Maintance & Services	0.1
Footwear & Related Apparel	0.1
Recreational Centers	0.1
Internet Infrastructure Equipment	0.1
Food — Confectionery	0.1
Casino Hotels	0.1
Retail — Major Department Stores	0.1
Decision Support Software	0.1
Transactional Software	0.1
Building & Construction — Misc.	0.1
Golf	0.1
Medical — Nursing Homes	0.1
Building & Construction Products — Misc.	0.1

118.4%

*	Calculated as a percentage of net assets

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 99.2%
Advertising Sales — 0.2%
Lamar Advertising Co., Class A†#	172,500	$3,203,325

Aerospace/Defense - Equipment — 0.6%
Alliant Techsystems, Inc.†#	74,400	6,419,976
BE Aerospace, Inc.†	229,300	3,411,984

		9,831,960

Agricultural Chemicals — 0.4%
Terra Industries, Inc.	226,300	6,288,877

Airlines — 0.3%
AirTran Holdings, Inc.†#	271,400	1,375,998
Alaska Air Group, Inc.†	82,500	1,284,525
JetBlue Airways Corp.†#	417,300	1,890,369

		4,550,892

Apparel Manufacturers — 0.3%
Hanesbrands, Inc.†#	212,400	3,589,560
Under Armour, Inc., Class A†#	82,900	2,034,366

		5,623,926

Auction House/Art Dealers — 0.1%
Sotheby’s#	152,400	1,615,440

Auto - Heavy Duty Trucks — 0.1%
Oshkosh Corp.	169,000	2,006,030

Auto/Truck Parts & Equipment - Original — 0.5%
BorgWarner, Inc.#	262,200	8,455,950

Banks - Commercial — 3.3%
Associated Banc - Corp.#	290,400	4,202,088
BancorpSouth, Inc.#	164,200	3,651,808
Bank of Hawaii Corp.#	108,500	4,061,155
Cathay General Bancorp#	112,500	1,165,500
City National Corp.#	97,200	3,554,604
Colonial BancGroup, Inc.#	459,700	597,610
Commerce Bancshares, Inc.	150,000	4,720,500
Cullen/Frost Bankers, Inc.#	134,900	6,603,355
FirstMerit Corp.#	185,963	3,237,623
Fulton Financial Corp.#	398,300	2,314,123
International Bancshares Corp.#	115,300	1,293,666
PacWest Bancorp#	55,800	788,454
SVB Financial Group†#	74,800	2,015,860
Synovus Financial Corp.#	637,500	2,084,625
TCF Financial Corp.#	255,200	3,664,672
Trustmark Corp.#	110,700	2,168,613
Valley National Bancorp#	321,930	3,908,230
Webster Financial Corp.#	120,100	895,946
Westamerica Bancorp#	65,600	3,402,016

		54,330,448

Banks - Fiduciary — 0.1%
Wilmington Trust Corp.#	157,000	2,262,370

Batteries/Battery Systems — 0.5%
Energizer Holdings, Inc.†#	154,000	8,048,040

Beverages - Non-alcoholic — 0.6%
Hansen Natural Corp.†#	164,100	6,019,188
PepsiAmericas, Inc.	130,100	3,421,630

		9,440,818

Building & Construction Products - Misc. — 0.1%
Louisiana - Pacific Corp.†#	207,300	899,682

Building & Construction - Misc. — 0.1%
Dycom Industries, Inc.†	89,600	1,047,424

Building Products - Air & Heating — 0.2%
Lennox International, Inc.#	106,400	3,299,464

Security Description	Shares	Market Value (Note 2)

Building Products - Cement — 0.5%
Martin Marietta Materials, Inc.#	101,100	$8,236,617

Building - Heavy Construction — 0.2%
Granite Construction, Inc.#	74,700	2,730,285

Building - Maintance & Services — 0.1%
Rollins, Inc.	93,600	1,564,056

Building - Mobile Home/Manufactured Housing — 0.1%
Thor Industries, Inc.	80,600	1,620,866

Building - Residential/Commercial — 1.0%
M.D.C Holdings, Inc.	83,700	2,570,427
NVR, Inc.†	12,900	6,384,210
Ryland Group, Inc.#	97,400	1,663,592
Toll Brothers, Inc.†#	294,600	5,473,668

		16,091,897

Casino Hotels — 0.1%
Boyd Gaming Corp.†#	128,100	1,286,124

Casino Services — 0.2%
Scientific Games Corp., Class A†#	147,600	2,631,708

Cellular Telecom — 0.1%
Syniverse Holdings, Inc.†	118,200	1,767,090

Chemicals - Diversified — 0.7%
FMC Corp.	164,600	8,946,010
Olin Corp.	176,100	2,352,696

		11,298,706

Chemicals - Specialty — 1.6%
Albemarle Corp.	207,400	5,852,828
Ashland, Inc.	150,600	4,036,080
Cabot Corp.	148,500	2,371,545
Cytec Industries, Inc.	107,100	2,300,508
Lubrizol Corp.	153,900	6,874,713
Minerals Technologies, Inc.	42,500	1,662,600
Sensient Technologies Corp.	110,400	2,530,368

		25,628,642

Coal — 0.4%
Arch Coal, Inc.#	324,300	6,009,279
Patriot Coal Corp.†#	145,400	1,317,324

		7,326,603

Coatings/Paint — 0.6%
RPM International, Inc.	291,600	4,467,312
Valspar Corp.	227,100	5,189,235

		9,656,547

Commercial Services — 0.9%
Alliance Data Systems Corp.†#	135,300	5,479,650
Quanta Services, Inc.†#	442,600	10,095,706

		15,575,356

Commercial Services - Finance — 1.1%
Deluxe Corp.	116,200	1,643,068
Global Payments, Inc.	182,300	6,555,508
Lender Processing Services, Inc.	190,300	5,528,215
SEI Investments Co.	303,900	4,689,177

		18,415,968

Computer Aided Design — 0.6%
ANSYS, Inc.†	203,000	6,061,580
Parametric Technology Corp.†	262,500	3,039,750

		9,101,330

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Computer Services — 0.3%
DST Systems, Inc.†#	92,600	$3,546,580
SRA International, Inc.†	95,800	1,699,492

		5,246,072

Computer Software — 0.3%
Metavante Technologies, Inc.†	204,000	5,232,600

Computers — 0.2%
Palm, Inc.†#	304,600	3,716,120

Computers - Integrated Systems — 0.7%
Diebold, Inc.	150,300	3,715,416
Jack Henry & Associates, Inc.	190,700	3,503,159
NCR Corp.†	359,100	3,856,734

		11,075,309

Computers - Memory Devices — 0.8%
Imation Corp.#	68,600	662,676
Western Digital Corp.†	505,300	12,556,705

		13,219,381

Consulting Services — 1.4%
FTI Consulting, Inc.†#	116,000	5,825,520
Gartner, Inc.†	134,300	2,061,505
Navigant Consulting, Inc.†	107,400	1,279,134
SAIC, Inc.†	460,200	8,039,694
The Corporate Executive Board Co.	77,300	1,344,247
Watson Wyatt Worldwide, Inc., Class A	96,700	3,668,798

		22,218,898

Consumer Products - Misc. — 0.5%
American Greetings Corp., Class A#	89,600	613,760
Blyth, Inc.	13,800	458,298
The Scotts Miracle - Gro Co., Class A#	99,800	3,423,140
Tupperware Brands Corp.	142,100	3,455,872

		7,951,070

Containers - Metal/Glass — 0.2%
Greif, Inc., Class A	77,600	3,749,632

Containers - Paper/Plastic — 0.7%
Packaging Corp. of America	232,500	3,747,900
Sonoco Products Co.	226,500	5,517,540
Temple - Inland, Inc.#	241,900	3,091,482

		12,356,922

Cosmetics & Toiletries — 0.3%
Alberto - Culver Co.	193,700	4,501,588

Data Processing/Management — 0.5%
Acxiom Corp.	154,700	1,653,743
Broadridge Financial Solutions, Inc.	318,700	5,277,672
Fair Isaac Corp.#	110,900	1,949,622

		8,881,037

Decision Support Software — 0.1%
Wind River Systems, Inc.†	154,100	1,215,849

Diagnostic Equipment — 0.5%
Affymetrix, Inc.†	160,500	772,005
Gen - Probe, Inc.†	118,800	5,064,444
Immucor, Inc.†	159,700	2,403,485

		8,239,934

Diagnostic Kits — 0.3%
Idexx Laboratories, Inc.†#	134,200	5,616,270

Direct Marketing — 0.0%
Harte - Hanks, Inc.#	86,500	729,195

Security Description	Shares	Market Value (Note 2)

Distribution/Wholesale — 1.1%
Ingram Micro, Inc., Class A†	366,700	$6,057,884
LKQ Corp.†	317,600	4,856,104
Owens & Minor, Inc.#	94,000	3,295,640
Tech Data Corp.†	113,600	3,637,472

		17,847,100

Diversified Manufacturing Operations — 2.1%
Carlisle Cos., Inc.	138,500	3,167,495
Crane Co.	107,500	2,534,850
Federal Signal Corp.	107,600	923,208
Harsco Corp.	182,300	5,297,638
Matthews International Corp., Class A	70,100	2,001,355
Pentair, Inc.	223,200	5,586,696
SPX Corp.	112,600	5,169,466
Teleflex, Inc.	89,800	4,027,530
The Brink’s Co.	91,900	2,443,621
Trinity Industries, Inc.#	180,300	2,747,772

		33,899,631

E-Commerce/Services — 0.8%
NetFlix, Inc.†#	94,500	3,725,190
Priceline.com, Inc.†#	93,000	10,240,230

		13,965,420

E-Marketing/Info — 0.3%
Digital River, Inc.†	84,000	3,202,920
ValueClick, Inc.†	197,000	2,176,850

		5,379,770

Electric Products - Misc. — 0.5%
AMETEK, Inc.	242,300	7,620,335

Electric - Integrated — 3.6%
Alliant Energy Corp.	250,900	5,953,857
Black Hills Corp.#	87,900	1,881,060
Cleco Corp.	136,800	2,798,928
DPL, Inc.	263,300	5,729,408
Great Plains Energy, Inc.	293,400	4,421,538
Hawaiian Electric Industries, Inc.#	205,800	3,550,050
IDACORP, Inc.	106,600	2,480,582
MDU Resources Group, Inc.	417,000	7,697,820
NSTAR	242,500	7,291,975
NV Energy, Inc.	532,000	5,320,000
OGE Energy Corp.	215,200	5,556,464
PNM Resources, Inc.	196,400	1,816,700
Westar Energy, Inc.	246,300	4,396,455

		58,894,837

Electronic Components - Misc. — 0.4%
Gentex Corp.#	312,500	3,684,375
Vishay Intertechnology, Inc.†	423,600	2,342,508

		6,026,883

Electronic Components - Semiconductors — 1.4%
Cree, Inc.†#	200,900	6,113,387
Fairchild Semiconductor International, Inc.†	281,100	1,984,566
International Rectifier Corp.†	164,100	2,374,527
Intersil Corp., Class A	276,300	3,384,675
Macrovision Solutions Corp.†#	185,700	4,191,249
Semtech Corp.†	137,200	2,207,548
Silicon Laboratories, Inc.†	101,700	3,419,154

		23,675,106

Electronic Connectors — 0.2%
Thomas & Betts Corp.†	121,000	3,712,280

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Electronic Design Automation — 0.7%
Cadence Design Systems, Inc.†	600,800	$3,394,520
Mentor Graphics Corp.†	209,700	1,178,514
Synopsys, Inc.†	325,600	6,342,688

		10,915,722

Electronic Measurement Instruments — 0.8%
Itron, Inc.†#	89,700	5,233,098
National Instruments Corp.#	126,800	2,689,428
Trimble Navigation, Ltd.†#	270,300	5,184,354

		13,106,880

Electronic Parts Distribution — 0.9%
Arrow Electronics, Inc.†	270,900	6,553,071
Avnet, Inc.†	340,600	7,837,206

		14,390,277

Engineering/R&D Services — 1.7%
Aecom Technology Corp.†	206,700	6,595,797
KBR, Inc.	367,300	6,765,666
The Shaw Group, Inc.†	189,600	5,157,120
URS Corp.†	192,800	9,269,824

		27,788,407

Enterprise Software/Service — 0.5%
Advent Software, Inc.†#	35,400	1,086,426
Mantech International Corp., Class A†	47,600	1,825,460
Sybase, Inc.†#	187,100	6,086,363

		8,998,249

Environmental Monitoring & Detection — 0.1%
Mine Safety Appliances Co.#	67,500	1,580,850

Filtration/Separation Products — 0.4%
Donaldson Co., Inc.#	175,100	5,899,119

Finance - Auto Loans — 0.2%
AmeriCredit Corp.†#	298,900	3,799,019

Finance - Investment Banker/Broker — 0.6%
Jefferies Group, Inc.†	278,600	6,026,118
Raymond James Financial, Inc.#	222,700	3,540,930

		9,567,048

Food - Baking — 0.2%
Flowers Foods, Inc.#	179,600	3,802,132

Food - Confectionery — 0.1%
Tootsie Roll Industries, Inc.#	60,500	1,361,250

Food - Meat Products — 0.2%
Smithfield Foods, Inc.†#	269,700	3,352,371

Food - Misc. — 0.8%
Corn Products International, Inc.	169,600	4,479,136
Lancaster Colony Corp.	45,101	2,077,803
Ralcorp Holdings, Inc.†	128,400	7,353,468

		13,910,407

Food - Retail — 0.1%
Ruddick Corp.#	89,300	2,246,788

Footwear & Related Apparel — 0.1%
Timberland Co., Class A†	104,500	1,502,710

Funeral Services & Related Items — 0.2%
Service Corp. International	580,400	3,105,140

Gas - Distribution — 2.2%
AGL Resources, Inc.	174,600	5,049,432
Energen Corp.	162,800	6,059,416
National Fuel Gas Co.	180,600	6,055,518

Security Description	Shares	Market Value (Note 2)

Gas - Distribution (continued)
Southern Union Co.	281,700	$4,895,946
UGI Corp.	245,300	5,914,183
Vectren Corp.	184,000	4,186,000
WGL Holdings, Inc.#	113,800	3,382,136

		35,542,631

Golf — 0.1%
Callaway Golf Co.	146,400	1,042,368

Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc.†	45,900	2,502,468

Hospital Beds/Equipment — 0.3%
Hill - Rom Holdings, Inc.#	142,100	2,296,336
Kinetic Concepts, Inc.†#	124,800	3,236,064

		5,532,400

Human Resources — 1.0%
Hewitt Associates, Inc., Class A†	189,700	5,501,300
Kelly Services, Inc., Class A	62,400	665,184
Korn/Ferry International†	101,600	1,126,744
Manpower, Inc.	177,800	7,558,278
MPS Group, Inc.†	206,200	1,565,058

		16,416,564

Industrial Automated/Robotic — 0.2%
Nordson Corp.#	76,300	2,929,920

Industrial Gases — 0.5%
Airgas, Inc.	184,600	7,801,196

Instruments - Controls — 0.5%
Mettler - Toledo International, Inc.†#	76,300	5,431,797
Woodward Governor Co.#	124,800	2,562,144

		7,993,941

Instruments - Scientific — 0.1%
Varian, Inc.†	65,900	2,294,638

Insurance Brokers — 0.6%
Arthur J. Gallagher & Co.	219,000	4,588,050
Brown & Brown, Inc.	263,600	5,082,208

		9,670,258

Insurance - Life/Health — 0.3%
Protective Life Corp.#	189,500	2,342,220
StanCorp Financial Group, Inc.	111,100	3,446,322

		5,788,542

Insurance - Multi-line — 1.3%
American Financial Group, Inc.	170,700	3,656,394
Hanover Insurance Group, Inc.	116,200	3,986,822
HCC Insurance Holdings, Inc.	257,900	6,367,551
Horace Mann Educators Corp.	89,000	803,670
Old Republic International Corp.	533,600	5,458,728
Unitrin, Inc.	111,800	1,623,336

		21,896,501

Insurance - Property/Casualty — 1.3%
Fidelity National Financial, Inc., Class A	524,200	7,307,348
First American Corp.	211,100	4,817,302
Mercury General Corp.#	80,900	2,681,026
W.R. Berkley Corp.	315,400	6,841,026

		21,646,702

Insurance - Reinsurance — 1.0%
Everest Re Group, Ltd.	139,400	9,650,662
Reinsurance Group of America, Inc.	164,900	6,065,022

		15,715,684

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Internet Infrastructure Equipment — 0.1%
Avocent Corp.†	104,000	$1,456,000

Internet Infrastructure Software — 0.3%
F5 Networks, Inc.†#	180,200	5,723,152

Intimate Apparel — 0.2%
The Warnaco Group, Inc.†	105,800	3,343,280

Investment Companies — 0.1%
Apollo Investment Corp.	322,900	1,779,179

Investment Management/Advisor Services — 1.0%
Affiliated Managers Group, Inc.†#	93,200	5,229,452
Eaton Vance Corp.#	265,400	7,192,340
Waddell & Reed Financial, Inc., Class A	192,800	4,704,320

		17,126,112

Machine Tools & Related Products — 0.4%
Kennametal, Inc.	166,000	3,134,080
Lincoln Electric Holdings, Inc.#	96,600	3,941,280

		7,075,360

Machinery - Construction & Mining — 1.0%
Bucyrus International, Inc.#	169,900	4,872,732
Joy Global, Inc.	232,000	7,997,040
Terex Corp.†	240,600	3,228,852

		16,098,624

Machinery - Farming — 0.4%
AGCO Corp.†#	208,500	6,017,310

Machinery - General Industrial — 1.0%
IDEX Corp.#	182,400	4,259,040
Roper Industries, Inc.	203,700	8,755,026
Wabtec Corp.	109,000	3,889,120

		16,903,186

Machinery - Print Trade — 0.2%
Zebra Technologies Corp., Class A†	137,600	3,003,808

Machinery - Pumps — 0.2%
Graco, Inc.#	135,200	3,013,608

Medical Information Systems — 0.5%
Cerner Corp.†	153,100	8,924,199

Medical Instruments — 1.5%
Beckman Coulter, Inc.	143,400	7,772,280
Edwards Lifesciences Corp.†	126,800	8,094,912
Techne Corp.	85,200	5,135,004
Thoratec Corp.†	128,000	3,210,240

		24,212,436

Medical Labs & Testing Services — 0.4%
Covance, Inc.†#	143,800	6,042,476

Medical Products — 0.6%
Henry Schein, Inc.†	202,800	9,235,512

Medical Sterilization Products — 0.2%
STERIS Corp.#	132,700	3,135,701

Medical - Biomedical/Gene — 1.7%
Bio - Rad Laboratories, Inc., Class A†	43,500	3,238,140
Charles River Laboratories International, Inc.†#	151,600	4,764,788
OSI Pharmaceuticals, Inc.†#	131,500	4,444,700
United Therapeutics Corp.†#	52,900	4,239,935
Vertex Pharmaceuticals, Inc.†	392,500	11,700,425

		28,387,988

Security Description	Shares	Market Value (Note 2)

Medical - Drugs — 0.9%
Endo Pharmaceuticals Holdings, Inc.†	264,900	$4,219,857
Medicis Pharmaceutical Corp., Class A#	128,800	2,024,736
Sepracor, Inc.†	247,800	3,878,070
Valeant Pharmaceuticals International†#	186,500	4,287,635

		14,410,298

Medical - Generic Drugs — 0.3%
Perrigo Co.#	176,200	4,732,732

Medical - HMO — 0.3%
Health Net, Inc.†	235,400	3,526,292
WellCare Health Plans, Inc.†	95,800	1,820,200

		5,346,492

Medical - Hospitals — 1.1%
Community Health Systems, Inc.†	207,700	5,481,203
Health Management Associates, Inc., Class A†	559,900	3,253,019
LifePoint Hospitals, Inc.†#	118,300	3,223,675
Universal Health Services, Inc., Class B	112,400	6,174,132

		18,132,029

Medical - Nursing Homes — 0.1%
Kindred Healthcare, Inc.†	68,100	894,153

Medical - Outpatient/Home Medical — 0.2%
Lincare Holdings, Inc.†	156,200	3,402,036

Metal Processors & Fabrication — 0.6%
Commercial Metals Co.	255,000	4,327,350
Timken Co.	192,900	3,261,939
Worthington Industries, Inc.#	136,100	1,904,039

		9,493,328

Metal - Iron — 0.5%
Cliffs Natural Resources, Inc.	291,700	7,948,825

Miscellaneous Manufacturing — 0.3%
AptarGroup, Inc.	154,000	4,775,540

Motion Pictures & Services — 0.3%
DreamWorks Animation SKG, Inc., Class A†	174,500	4,861,570

Multimedia — 0.3%
FactSet Research Systems, Inc.#	95,200	5,036,080

Networking Products — 0.4%
3Com Corp.†	878,000	3,792,960
Polycom, Inc.†	189,800	3,285,438

		7,078,398

Non-Hazardous Waste Disposal — 0.3%
Waste Connections, Inc.†	181,300	4,605,020

Office Furnishings - Original — 0.2%
Herman Miller, Inc.	121,900	1,734,637
HNI Corp.#	100,700	1,747,145

		3,481,782

Oil & Gas Drilling — 1.6%
Helmerich & Payne, Inc.#	239,100	8,361,327
Patterson - UTI Energy, Inc.#	347,500	4,983,150
Pride International, Inc.†	394,000	9,542,680
Unit Corp.†#	107,300	3,595,623

		26,482,780

Oil Companies - Exploration & Production — 2.8%
Bill Barrett Corp.†#	84,100	2,861,923
Cimarex Energy Co.#	189,200	6,171,704
Comstock Resources, Inc.†	105,400	4,198,082
Encore Acquisition Co.†	117,600	4,173,624

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Oil Companies - Exploration & Production (continued)
Forest Oil Corp.†#	248,700	$4,727,787
Mariner Energy, Inc.†	204,500	2,957,070
Newfield Exploration Co.†	301,400	10,886,568
Plains Exploration & Production Co.†	271,400	7,675,192
Quicksilver Resources, Inc.†#	256,700	2,887,875

		46,539,825

Oil Field Machinery & Equipment — 0.7%
FMC Technologies, Inc.†	285,400	11,878,348

Oil Refining & Marketing — 0.2%
Frontier Oil Corp.	235,900	4,121,173

Oil - Field Services — 1.0%
Exterran Holdings, Inc.†#	140,100	2,789,391
Helix Energy Solutions Group, Inc.†#	223,300	2,512,125
Oceaneering International, Inc.†	124,000	6,376,080
Superior Energy Services, Inc.†	177,100	4,083,926

		15,761,522

Paper & Related Products — 0.1%
Potlatch Corp.	90,300	2,364,054

Patient Monitoring Equipment — 0.2%
Masimo Corp.†#	109,500	2,621,430

Pharmacy Services — 0.4%
Omnicare, Inc.#	236,700	6,398,001

Physical Therapy/Rehabilitation Centers — 0.1%
Psychiatric Solutions, Inc.†#	127,000	2,343,150

Pipelines — 0.4%
ONEOK, Inc.	239,000	7,002,700

Power Converter/Supply Equipment — 0.3%
Hubbell, Inc., Class B	128,100	4,254,201

Private Corrections — 0.3%
Corrections Corp. of America†	272,300	4,179,805

Protection/Safety — 0.2%
Brink’s Home Security Holdings, Inc.†	92,500	2,664,000

Publishing - Books — 0.3%
John Wiley & Sons, Inc., Class A	96,600	3,053,526
Scholastic Corp.	58,900	1,154,440

		4,207,966

Racetracks — 0.1%
International Speedway Corp., Class A	63,100	1,564,249

Real Estate Investment Trusts — 5.8%
Alexandria Real Estate Equities, Inc.#	89,400	3,209,460
AMB Property Corp.#	317,100	5,660,235
BRE Properties, Inc.#	116,200	2,902,676
Camden Property Trust#	141,500	4,247,830
Corporate Office Properties Trust	132,900	3,944,472
Cousins Properties, Inc.#	99,100	891,900
Duke Realty Corp.#	485,700	4,619,007
Equity One, Inc.#	82,200	1,186,968
Essex Property Trust, Inc.#	60,900	4,146,681
Federal Realty Investment Trust#	134,100	7,060,365
Highwoods Properties, Inc.	158,300	3,580,746
Hospitality Properties Trust	213,400	2,981,198
Liberty Property Trust	230,100	5,356,728
Mack - Cali Realty Corp.	173,500	4,287,185
Nationwide Health Properties, Inc.	232,300	6,172,211
Omega Healthcare Investors, Inc.	187,100	2,987,987
Rayonier, Inc.	179,300	7,172,000
Realty Income Corp.#	236,900	5,086,243

Security Description	Shares	Market Value (Note 2)

Real Estate Investment Trusts (continued)
Regency Centers Corp.#	178,600	$6,363,518
SL Green Realty Corp.#	168,600	3,860,940
The Macerich Co.#	174,900	2,952,312
UDR, Inc.#	337,900	3,716,900
Weingarten Realty Investors, Inc.#	232,600	3,693,688

		96,081,250

Real Estate Management/Services — 0.2%
Jones Lang LaSalle, Inc.#	78,600	2,754,930

Recreational Centers — 0.1%
Life Time Fitness, Inc.†#	79,200	1,463,616

Rental Auto/Equipment — 0.2%
Rent-A-Center, Inc.†	149,900	2,927,547
United Rentals, Inc.†	136,000	646,000

		3,573,547

Research & Development — 0.3%
Pharmaceutical Product Development, Inc.	267,500	5,358,025

Respiratory Products — 0.4%
ResMed, Inc.†	172,200	6,383,454

Retail - Apparel/Shoe — 3.0%
Aeropostale, Inc.†#	151,600	5,248,392
American Eagle Outfitters, Inc.	468,000	6,931,080
AnnTaylor Stores Corp.†	130,000	951,600
Chico’s FAS, Inc.†	402,500	3,928,400
Collective Brands, Inc.†#	144,800	2,137,248
Foot Locker, Inc.	351,700	3,907,387
Guess?, Inc.	136,800	3,532,176
J Crew Group, Inc.†#	117,700	3,043,722
Phillips - Van Heusen Corp.	116,900	3,445,043
Ross Stores, Inc.	293,700	11,501,292
Urban Outfitters, Inc.†#	258,900	5,286,738

		49,913,078

Retail - Auto Parts — 0.6%
Advance Auto Parts, Inc.	215,600	9,182,404

Retail - Automobile — 0.6%
CarMax, Inc.†#	500,300	5,608,363
Copart, Inc.†	143,600	4,407,084

		10,015,447

Retail - Bookstores — 0.1%
Barnes & Noble, Inc.#	84,200	2,080,582

Retail - Catalog Shopping — 0.2%
Coldwater Creek, Inc.†#	107,700	409,260
MSC Industrial Direct Co., Inc., Class A#	101,800	3,703,484

		4,112,744

Retail - Discount — 0.9%
99 Cents Only Stores†#	106,500	997,905
BJ’s Wholesale Club, Inc.†	124,300	4,380,332
Dollar Tree, Inc.†	205,700	9,209,189

		14,587,426

Retail - Hair Salons — 0.1%
Regis Corp.	98,200	1,721,446

Retail - Mail Order — 0.2%
Williams - Sonoma, Inc.#	196,800	2,546,592

Retail - Major Department Stores — 0.1%
Saks, Inc.†#	322,600	1,232,332

Retail - Pet Food & Supplies — 0.4%
PetSmart, Inc.	288,600	5,875,896

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Retail - Restaurants — 1.3%
Bob Evans Farms, Inc.	69,700	$1,798,260
Brinker International, Inc.	231,300	4,140,270
Chipotle Mexican Grill, Inc., Class A†#	74,600	5,907,574
Panera Bread Co., Class A†#	70,200	3,737,448
The Cheesecake Factory, Inc.†#	135,700	2,321,827
Wendy’s/Arby’s Group, Inc., Class A	949,200	3,986,640

		21,892,019

Retail - Sporting Goods — 0.2%
Dick’s Sporting Goods, Inc.†#	193,100	3,437,180

Savings & Loans/Thrifts — 1.2%
Astoria Financial Corp.#	185,200	1,427,892
First Niagara Financial Group, Inc.	330,600	4,195,314
New York Community Bancorp, Inc.#	783,100	8,661,086
NewAlliance Bancshares, Inc.#	242,700	3,140,538
Washington Federal, Inc.	199,900	2,622,688

		20,047,518

Schools — 1.5%
Career Education Corp.†	167,000	3,353,360
Corinthian Colleges, Inc.†#	195,700	3,009,866
DeVry, Inc.	139,800	6,091,086
ITT Educational Services, Inc.†#	71,300	6,544,627
Strayer Education, Inc.#	31,900	5,878,213

		24,877,152

Semiconductor Components - Integrated Circuits — 0.4%
Atmel Corp.†	1,019,200	3,923,920
Integrated Device Technology, Inc.†	374,000	2,105,620

		6,029,540

Semiconductor Equipment — 0.5%
Lam Research Corp.†#	284,900	7,461,531

Soap & Cleaning Preparation — 0.5%
Church & Dwight Co., Inc.	159,300	8,008,011

Steel - Producers — 0.8%
Carpenter Technology Corp.	100,100	2,250,248
Reliance Steel & Aluminum Co.	144,800	5,500,952
Steel Dynamics, Inc.	367,700	5,493,438

		13,244,638

Telecom Services — 0.2%
NeuStar, Inc., Class A†	168,600	3,380,430

Telecommunication Equipment — 0.7%
ADC Telecommunications, Inc.†#	219,400	1,544,576
Adtran, Inc.	124,000	2,576,720
CommScope, Inc.†#	185,352	4,863,636
Plantronics, Inc.	110,500	1,971,320

		10,956,252

Telephone - Integrated — 0.5%
Cincinnati Bell, Inc.†	487,800	1,360,962
Telephone and Data Systems, Inc.	229,200	6,947,052

		8,308,014

Textile - Home Furnishings — 0.3%
Mohawk Industries, Inc.†#	127,400	4,875,598

Tobacco — 0.1%
Universal Corp.#	56,800	2,103,304

Toys — 0.2%
Marvel Entertainment, Inc.†#	111,000	3,682,980

Transactional Software — 0.1%
ACI Worldwide, Inc†	79,400	1,183,854

Security Description	Shares/ Principal Amount	Market Value (Note 2)

Transport - Equipment & Leasing — 0.2%
GATX Corp.#	110,600	$2,784,908

Transport - Marine — 0.6%
Alexander & Baldwin, Inc.#	93,200	2,306,700
Overseas Shipholding Group, Inc.#	54,300	1,836,426
Tidewater, Inc.	117,100	5,582,157

		9,725,283

Transport - Rail — 0.2%
Kansas City Southern†#	207,800	3,426,622

Transport - Truck — 1.0%
Con - way, Inc.	104,900	3,367,290
J.B. Hunt Transport Services, Inc.	186,100	5,718,853
Landstar System, Inc.	117,400	4,461,200
Werner Enterprises, Inc.#	97,600	1,755,824
YRC Worldwide, Inc.†#	134,800	347,784

		15,650,951

Veterinary Diagnostics — 0.3%
VCA Antech, Inc.†#	192,300	4,667,121

Vitamins & Nutrition Products — 0.2%
NBTY, Inc.†	124,500	3,073,905

Water — 0.3%
Aqua America, Inc.#	307,500	5,070,675

Wireless Equipment — 0.1%
RF Micro Devices, Inc.†	598,000	1,704,300

X-Ray Equipment — 0.4%
Hologic, Inc.†	581,900	7,372,673

Total Long-Term Investment Securities
(cost $2,177,978,995)		1,628,814,508

SHORT-TERM INVESTMENT SECURITIES — 19.0%
Collective Investment Pool — 17.9%
Securities Lending Quality Trust(1)(4)	303,809,018	294,953,854

Commercial Paper — 0.5%
Erste Finance LLC 0.20% due 06/01/09	$8,000,000	8,000,000

U.S. Government Treasuries — 0.6%
United States Treasury Bills 0.01% due 06/04/09(3)	1,000,000	999,992
0.07% due 06/04/09(3)	1,700,000	1,699,990
0.08% due 06/04/09(3)	1,400,000	1,399,991
0.09% due 06/04/09(3)	1,000,000	999,993
0.09% due 06/04/09(3)	800,000	799,994
0.10% due 06/04/09(3)	100,000	99,999
0.13% due 06/04/09(3)	3,300,000	3,299,965
0.15% due 06/04/09(3)	1,000,000	999,988

		10,299,912

Total Short-Term Investment Securities
(cost $322,108,930)		313,253,766

REPURCHASE AGREEMENT — 0.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/29/09, to be repurchased 06/01/09 in the amount of $2,972,002 and collateralized by Federal Home Loan Bank Notes, bearing interest at 4.13%, due 12/21/12 and having an approximate value of $3,061,313 (cost $2,972,000)	2,972,000	2,972,000

TOTAL INVESTMENTS
(cost $2,503,059,925)(2)	118.4%	1,945,040,274
Liabilities in excess of other assets	(18.4)	(302,920,320)

NET ASSETS —	100.0%	$1,642,119,954

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

†	Non-income producing security
#	The security or a portion thereof is out on loan (See Note 2)
(1)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)	See Note 5 for cost of investments on a tax basis.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	At May 31, 2009, the Fund had loaned securities with a total value of $312,283,719. This was secured by collateral of $303,809,018, which was received in cash and subsequently invested in short-term investments currently valued at $294,953,854 as reported in the portfolio of investments. The remaining collateral of $11,450,882 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range
United States Treasury Notes	2.00%	01/15/14
United States Treasury Bonds	3.63% to 8.75%	08/15/20 to 02/15/36

Open Futures Contracts
Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of May 31, 2009	Unrealized Appreciation (Depreciation)
363 Long	S&P Midcap 400 E-mini Index	June 2009	$17,845,022	$20,872,500	$3,027,478

See Notes to Financial Statements

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO PROFILE — May 31, 2009 (Unaudited)

Industry Allocation*

Collective Investment Pool	19.4%
Oil Companies — Exploration & Production	8.8
Electronic Components — Semiconductors	4.5
E-Commerce/Services	4.3
Retail — Restaurants	3.6
Computers — Integrated Systems	3.1
Time Deposits	3.0
Retail — Apparel/Shoe	2.9
Engineering/R&D Services	2.7
Medical Instruments	2.6
Internet Application Software	2.6
Medical — Biomedical/Gene	2.5
Transport — Services	2.5
Commercial Services — Finance	2.4
Distribution/Wholesale	2.4
Semiconductor Components — Integrated Circuits	2.2
Diversified Financial Services	2.0
Oil — Field Services	1.8
Finance — Investment Banker/Broker	1.7
Building — Residential/Commercial	1.7
Internet Content — Information/News	1.7
Semiconductor Equipment	1.6
Building Products — Cement	1.6
Medical — Drugs	1.5
Medical — Generic Drugs	1.4
Schools	1.4
Finance — Credit Card	1.3
Casino Hotels	1.3
Diversified Operations	1.3
Applications Software	1.2
Investment Management/Advisor Services	1.2
Retail — Major Department Stores	1.1
Retail — Regional Department Stores	1.1
Transport — Truck	1.0
Agricultural Chemicals	1.0
Pharmacy Services	0.9
Water Treatment Systems	0.9
Real Estate Operations & Development	0.9
Computer Services	0.8
Telecommunication Equipment	0.8
Diagnostic Equipment	0.8
Machinery — Pumps	0.8
Computers — Periphery Equipment	0.8
Coal	0.8
Cellular Telecom	0.8
Computers — Memory Devices	0.8
Computer Aided Design	0.8
Metal — Iron	0.8
Electronic Forms	0.7
Medical — Hospitals	0.7
Apparel Manufacturers	0.7
Medical — HMO	0.7
Engines — Internal Combustion	0.7
Racetracks	0.7
Networking Products	0.7
Commercial Services	0.7
Patient Monitoring Equipment	0.6
Web Hosting/Design	0.6
Oil & Gas Drilling	0.6
Banks — Fiduciary	0.6
Broadcast Services/Program	0.6
Computers	0.5
Chemicals — Diversified	0.5
Advertising Services	0.5
Energy — Alternate Sources	0.5
Auto/Truck Parts & Equipment — Original	0.5
Batteries/Battery Systems	0.5
Beverages — Wine/Spirits	0.4
Consulting Services	0.4

Human Resources	0.4
Textile — Home Furnishings	0.3
Airport Development/Maintenance	0.1

120.3%

*	Calculated as a percentage of net assets

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 97.9%
Advertising Services — 0.5%
Groupe Aeroplan, Inc.	158,014	$1,088,404

Agricultural Chemicals — 1.0%
Intrepid Potash, Inc.†#	60,199	1,962,487

Airport Development/Maintenance — 0.1%
Grupo Aeroportuario del Pacifico SA de CV ADR#	12,600	265,482

Apparel Manufacturers — 0.7%
Coach, Inc.	56,200	1,476,374

Applications Software — 1.2%
Salesforce.com, Inc.†#	66,187	2,511,797

Auto/Truck Parts & Equipment - Original — 0.5%
BorgWarner, Inc.	33,100	1,067,475

Banks - Fiduciary — 0.6%
Northern Trust Corp.	19,600	1,129,940

Batteries/Battery Systems — 0.5%
BYD Co., Ltd., Class H†(1)	246,400	978,726

Beverages - Wine/Spirits — 0.4%
Central European Distribution Corp.†#	34,600	870,882

Broadcast Services/Program — 0.6%
Discovery Communications, Inc., Class C†	53,663	1,118,337

Building Products - Cement — 1.6%
Martin Marietta Materials, Inc.#	32,162	2,620,238
Texas Industries, Inc.#	20,130	685,024

		3,305,262

Building - Residential/Commercial — 1.7%
Gafisa SA#	59,240	1,072,836
Meritage Homes Corp.†#	62,000	1,293,940
NVR, Inc.†	2,172	1,074,923

		3,441,699

Casino Hotels — 1.3%
Las Vegas Sands Corp.†#	52,062	515,934
Wynn Resorts, Ltd.†	57,778	2,141,253

		2,657,187

Cellular Telecom — 0.8%
Millicom International Cellular SA†#	10,631	645,302
NII Holdings, Inc.†	47,329	968,351

		1,613,653

Chemicals - Diversified — 0.5%
Rockwood Holdings, Inc.†	74,460	1,110,943

Coal — 0.8%
CONSOL Energy, Inc.	39,600	1,629,936

Commercial Services — 0.7%
Quanta Services, Inc.†#	61,800	1,409,658

Commercial Services - Finance — 2.4%
Coinstar, Inc.†#	66,800	1,978,616
Moody’s Corp.#	33,217	909,814
Morningstar, Inc.†	46,756	1,936,633

		4,825,063

Computer Aided Design — 0.8%
Autodesk, Inc.†	73,406	1,575,293

Computer Services — 0.8%
IHS, Inc., Class A†	35,847	1,720,656

Computers — 0.5%
Research In Motion, Ltd.†	14,200	1,116,688

Security Description	Shares	Market Value (Note 2)

Computers - Integrated Systems — 3.1%
Brocade Communications Systems, Inc.†#	287,600	$2,110,984
Riverbed Technology, Inc.†#	111,400	2,238,026
Teradata Corp.†	93,753	2,025,065

		6,374,075

Computers - Memory Devices — 0.8%
NetApp, Inc.†	81,300	1,585,350

Computers - Periphery Equipment — 0.8%
Synaptics, Inc.†#	46,600	1,636,592

Consulting Services — 0.4%
The Corporate Executive Board Co.	45,528	791,732

Diagnostic Equipment — 0.8%
Gen - Probe, Inc.†	38,921	1,659,202

Distribution/Wholesale — 2.4%
Li & Fung, Ltd.(1)	1,154,000	3,090,092
LKQ Corp.†	111,300	1,701,777

		4,791,869

Diversified Financial Services — 2.0%
IntercontinentalExchange, Inc.†	37,559	4,048,485

Diversified Operations — 1.3%
Leucadia National Corp.†#	122,405	2,555,816

E-Commerce/Services — 4.3%
Alibaba.com, Ltd.†(1)	1,139,600	2,234,747
Ctrip.com International, Ltd. ADR†	74,174	3,037,425
NetFlix, Inc.†#	19,298	760,727
Priceline.com, Inc.†#	24,853	2,736,564

		8,769,463

Electronic Components - Semiconductors — 4.5%
Broadcom Corp., Class A†#	86,500	2,204,020
Cree, Inc.†#	41,700	1,268,931
Diodes, Inc.†#	69,400	1,066,678
Netlogic Microsystems, Inc.†	58,000	1,897,760
ON Semiconductor Corp.†	414,500	2,839,325

		9,276,714

Electronic Forms — 0.7%
Adobe Systems, Inc.†	53,900	1,518,902

Energy - Alternate Sources — 0.5%
Covanta Holding Corp.†	71,727	1,083,795

Engineering/R&D Services — 2.7%
Aecom Technology Corp.†	90,081	2,874,485
URS Corp.†	56,000	2,692,480

		5,566,965

Engines - Internal Combustion — 0.7%
Cummins, Inc.	44,400	1,439,892

Finance - Credit Card — 1.3%
Redecard SA	182,397	2,666,059

Finance - Investment Banker/Broker — 1.7%
Greenhill & Co., Inc.	14,435	1,060,973
TD Ameritrade Holding Corp.†#	144,900	2,469,096

		3,530,069

Human Resources — 0.4%
Monster Worldwide, Inc.†#	64,293	750,942

Internet Application Software — 2.6%
Tencent Holdings, Ltd.(1)	473,200	5,269,650

Internet Content - Information/News — 1.7%
Baidu, Inc. ADR†#	12,808	3,380,672

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Investment Management/Advisor Services — 1.2%
Calamos Asset Management, Inc., Class A	72,715	$903,120
Janus Capital Group, Inc.#	145,100	1,471,314

		2,374,434

Machinery - Pumps — 0.8%
Flowserve Corp.	22,500	1,655,325

Medical Instruments — 2.6%
Intuitive Surgical, Inc.†#	6,591	986,541
St. Jude Medical, Inc.†	44,700	1,744,194
Techne Corp.	42,791	2,579,013

		5,309,748

Medical - Biomedical/Gene — 2.5%
Illumina, Inc.†#	141,214	5,183,966

Medical - Drugs — 1.5%
Allergan, Inc.	71,159	3,140,247

Medical - Generic Drugs — 1.4%
Mylan, Inc.†#	91,600	1,210,036
Watson Pharmaceuticals, Inc.†#	55,700	1,684,925

		2,894,961

Medical - HMO — 0.7%
CIGNA Corp.	65,200	1,445,484

Medical - Hospitals — 0.7%
Community Health Systems, Inc.†#	56,100	1,480,479

Metal - Iron — 0.8%
Cliffs Natural Resources, Inc.	57,700	1,572,325

Networking Products — 0.7%
Juniper Networks, Inc.†	57,800	1,429,394

Oil & Gas Drilling — 0.6%
Nabors Industries, Ltd.†	64,000	1,144,320

Oil Companies - Exploration & Production — 8.8%
Continental Resources, Inc.†#	49,300	1,459,773
Denbury Resources, Inc.†	54,800	942,012
PetroHawk Energy Corp.†	43,125	1,086,750
Range Resources Corp.	22,470	1,029,351
SandRidge Energy, Inc.†#	162,100	1,765,269
Southwestern Energy Co.†	158,103	6,872,737
Ultra Petroleum Corp.†	107,832	4,882,633

		18,038,525

Oil - Field Services — 1.8%
Key Energy Services, Inc.†	315,000	2,031,750
Oceaneering International, Inc.†	31,100	1,599,162

		3,630,912

Patient Monitoring Equipment — 0.6%
Mindray Medical International, Ltd. ADR#	56,222	1,293,668

Pharmacy Services — 0.9%
Express Scripts, Inc.†	17,500	1,120,875
Ironwood Pharmaceutical, Inc.(2)(5)(6)	59,853	718,236

		1,839,111

Racetracks — 0.7%
Penn National Gaming, Inc.†	43,400	1,435,238

Real Estate Operations & Development — 0.9%
Brookfield Asset Management, Inc., Class A	101,151	1,779,246

Retail - Apparel/Shoe — 2.9%
Abercrombie & Fitch Co., Class A#	43,910	1,322,130
American Eagle Outfitters, Inc.	110,000	1,629,100
Guess?, Inc.	41,700	1,076,694
Lululemon Athletica, Inc.†#	6,334	79,999

Security Description	Shares/ Principal Amount	Market Value (Note 2)

Retail - Apparel/Shoe (continued)
Nordstrom, Inc.#	94,100	$1,852,829

		5,960,752

Retail - Major Department Stores — 1.1%
Sears Holdings Corp.†#	15,728	894,137
TJX Cos., Inc.	48,900	1,443,039

		2,337,176

Retail - Regional Department Stores — 1.1%
Kohl’s Corp.†	54,900	2,331,603

Retail - Restaurants — 3.6%
Darden Restaurants, Inc.	26,840	970,803
Panera Bread Co., Class A†#	27,100	1,442,804
Starbucks Corp.†	169,476	2,438,759
Yum! Brands, Inc.	71,400	2,472,582

		7,324,948

Schools — 1.4%
New Oriental Education & Technology Group, Inc. ADR†#	29,137	1,601,370
Strayer Education, Inc.#	6,835	1,259,485

		2,860,855

Semiconductor Components - Integrated Circuits — 2.2%
Cypress Semiconductor Corp.†#	222,300	1,911,780
Marvell Technology Group, Ltd.†	224,900	2,570,607

		4,482,387

Semiconductor Equipment — 1.6%
Lam Research Corp.†#	63,800	1,670,922
Varian Semiconductor Equipment Associates, Inc.†#	70,100	1,648,752

		3,319,674

Telecommunication Equipment — 0.8%
CommScope, Inc.†#	63,800	1,674,112

Textile - Home Furnishings — 0.3%
Mohawk Industries, Inc.†#	16,887	646,265

Transport - Services — 2.5%
C.H. Robinson Worldwide, Inc.	42,588	2,164,322
Expeditors International of Washington, Inc.	88,354	2,898,895

		5,063,217

Transport - Truck — 1.0%
Con - way, Inc.#	62,200	1,996,620

Water Treatment Systems — 0.9%
Nalco Holding Co.	104,578	1,815,474

Web Hosting/Design — 0.6%
Equinix, Inc.†#	16,562	1,232,213

Total Long-Term Investment Securities
(cost $213,962,982)		200,264,865

SHORT-TERM INVESTMENT SECURITIES — 22.4%
Collective Investment Pool — 19.4%
Securities Lending Quality Trust(3)(7)	40,789,590	39,600,690

Time Deposits — 3.0%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/09	$6,200,000	6,200,000

Total Short-Term Investment Securities
(cost $46,989,590)		45,800,690

TOTAL INVESTMENTS
(cost $260,952,572)(4)	120.3%	246,065,555
Liabilities in excess of other assets	(20.3)	(41,595,680)

NET ASSETS —	100.0%	$204,469,875

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

†	Non-income producing security
#	The security or a portion thereof is out on loan (See Note 2)
(1)	Security was valued using fair value procedures at May 31, 2009. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)	Fair valued security; see Note 2
(3)	The security is purchased with the cash\ collateral received from securities loaned (see Note 2).
(4)	See Note 5 for cost of investments on a tax basis.
(5)	To the extent permitted by the Statement of Additional Information, the Mid Cap Strategic Growth Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2009, the Mid Cap Strategic Growth Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
Ironwood Pharmaceutical, Inc.	09/11/08	59,853	$718,236	$718,236	$12.00	0.35%

(6)	Illiquid security. At May 31, 2009, the aggregate value of these securities was $718,236, representing 0.4% of net assets.
(7)	At May 31, 2009, the Fund had loaned securities with a total value of $41,204,959. This was secured by collateral of $40,789,590, which was received in cash and subsequently invested in short-term investments currently valued at $39,600,690 as reported in the portfolio of investments. The remaining collateral of $569,825 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.
The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range
United States Treasury Notes	2.00%	01/15/14
United States Treasury Bonds	4.50% to 8.75%	08/15/20 to 02/15/36

ADR American Depository Receipt

See Notes to Financial Statements

VALIC Company I Money Market I Fund

PORTFOLIO PROFILE — May 31, 2009 (Unaudited)

Industry Allocation*

U.S. Government Agencies	58.9%
Repurchase Agreement	14.1
Foreign Bank	6.4
Super-Regional Banks — U.S.	5.1
Money Center Banks	3.5
U.S. Government Securities	3.3
Diversified Financial Services	2.5
Finance	2.4
Commercial Banks — Canadian	1.2
Investment Bank/Brokerage	1.1
Commercial Banks	1.0

99.5%

Weighted Average Days to Maturity	70.9

Credit Quality@#

A-1	100.00%

*	Calculated as a percentage of net assets.
@	Source: Standard & Poors.
#	Calculated as a percentage of total debt issues.

VALIC Company I Money Market I Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009

Security Description	Principal Amount	Market Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 85.4%
Certificates of Deposit — 7.5%
Barclays Bank PLC 1.47% due 11/04/09(1)	$7,900,000	$7,900,000
Barclays Bank PLC 2.22% due 06/18/09	7,600,000	7,600,000
Calyon 2.16% due 01/19/10(1)	7,500,000	7,501,854
Deutsche Bank AG 0.67% due 10/01/09(1)	8,000,000	8,002,418
Rabobank Nederland NV 1.01% due 09/04/09	7,600,000	7,600,199
Royal Bank of Canada 1.19% due 08/07/09(1)	7,500,000	7,498,342

Total Certificates of Deposit
(amortized cost $46,102,813)		46,102,813

Commercial Paper — 6.2%
Bank of America Corp. 0.18% due 06/01/09	8,000,000	8,000,000
Deutsche Bank Financial LLC 0.62% due 07/22/09	7,900,000	7,893,061
J.P. Morgan Chase & Co. 0.22% due 06/18/09	8,000,000	7,999,169
State Street Corp. 0.19% due 07/10/09	6,000,000	5,998,765
UBS Finance Delaware LLC 0.20% due 06/01/09	8,000,000	8,000,000

Total Commercial Paper
(amortized cost $37,890,995)		37,890,995

Corporate Bonds & Notes — 5.3%
Bank of America NA FDIC Guar. Notes 1.36% due 06/15/09(1)	15,500,000	15,500,000
Citigroup Funding, Inc. FDIC Guar. Notes 1.14% due 07/30/09(1)	7,400,000	7,412,183
General Electric Capital Corp. FDIC Guar. Notes 1.91% due 06/09/09(1)	7,300,000	7,393,767
JPMorgan Chase & Co. FDIC Guar. Notes 0.74% due 08/24/09(1)	2,000,000	2,000,000

Total Corporate Bonds & Notes
(amortized cost $32,305,950)		32,305,950

Medium Term Notes — 4.2%
Bear Stearns Co., Inc. 1.55% due 06/09/09(1)	6,525,000	6,519,563
General Electric Capital Corp. 0.77% due 08/31/09(1)	7,500,000	7,466,200
J.P. Morgan Chase & Co. 0.36% due 06/26/09(1)	4,000,000	3,996,980
Wachovia Bank NA 0.89% due 08/21/09(1)	7,900,000	7,889,352

Total Medium Term Notes
(amortized cost $25,872,095)		25,872,095

U.S. Government Agencies — 58.9%
Federal Farm Credit Bank 0.31% due 06/27/09(1)	8,000,000	7,998,684
0.71% due 06/01/09(1)	7,800,000	7,800,000

Security Description	Principal Amount	Market Value (Note 2)

U.S. Government Agencies (continued)
Federal Home Loan Bank 0.13% due 06/01/09	$6,700,000	$6,700,000
0.28% due 06/22/09	7,800,000	7,798,726
0.29% due 06/21/09(1)	16,000,000	16,000,000
0.45% due 09/16/09	7,700,000	7,689,701
0.58% due 08/26/09	7,500,000	7,489,608
0.59% due 09/02/09	20,000,000	19,969,517
0.76% due 06/19/09	7,800,000	7,798,986
0.80% due 11/20/09	15,000,000	14,942,667
0.90% due 04/07/10	11,000,000	10,995,288
1.00% due 01/19/10	1,200,000	1,192,267
1.00% due 02/12/10	14,000,000	13,900,445
1.02% due 02/26/10	9,500,000	9,494,082
1.04% due 07/13/09(1)	29,500,000	29,495,463
1.05% due 02/23/10	7,700,000	7,694,276
1.05% due 03/05/10	7,600,000	7,596,436
1.11% due 07/08/09(1)	17,000,000	17,001,134
1.50% due 07/17/09	5,800,000	5,788,883
Federal Home Loan Mtg. Corp. 0.25% due 10/20/09	17,000,000	16,983,354
0.68% due 09/30/09	24,000,000	23,945,147
0.88% due 08/04/09(1)	10,000,000	10,000,000
1.04% due 07/12/09(1)	6,000,000	5,999,884
1.21% due 07/07/09(1)	8,000,000	7,998,521
1.26% due 06/10/09(1)	15,000,000	14,997,517
Federal National Mtg. Assoc. 0.26% due 08/10/09	9,000,000	8,995,450
0.39% due 07/14/09	12,000,000	11,994,410
0.88% due 08/12/09(1)	7,600,000	7,613,871
0.97% due 08/05/09(1)	7,700,000	7,698,925
1.03% due 07/13/09(1)	29,000,000	28,998,382
1.55% due 09/02/09	7,600,000	7,569,568

Total U.S. Government Agencies
(amortized cost $360,141,192)		360,141,192

U.S. Government Treasuries — 3.3%
United States Treasury Bills 0.13% due 06/25/09	12,500,000	12,498,958
1.26% due 07/02/09	7,500,000	7,491,863

Total U.S. Government Treasuries
(amortized cost $19,990,821)		19,990,821

Total Short-Term Investment Securities — 85.4%
(amortized cost $522,303,866)		522,303,866

REPURCHASE AGREEMENT — 14.1%
UBS Securities LLC Joint Repurchase Agreement(2)
(amortized cost $85,922,000)	85,922,000	85,922,000

TOTAL INVESTMENTS
(amortized cost $608,225,866)(3)	99.5%	608,225,866
Other assets less liabilities	0.5	3,130,277

NET ASSETS —	100.0%	$611,356,143

(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of May 31, 2009, maturity date reflects next reset date.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.

FDIC—Federal Deposit Insurance Corp.

See Notes to Financial Statements

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO PROFILE — May 31, 2009 (Unaudited)

Industry Allocation*

Computers	16.6%
Collective Investment Pool	11.1
Medical — Biomedical/Gene	10.0
Applications Software	6.7
Wireless Equipment	6.4
Web Portals/ISP	5.3
Electronic Components — Semiconductors	4.7
Repurchase Agreements	4.0
Enterprise Software/Service	3.7
Networking Products	3.5
Medical — Generic Drugs	2.5
E-Commerce/Services	2.0
Commercial Services — Finance	1.7
E-Commerce/Products	1.6
Entertainment Software	1.6
Cable TV	1.5
Cable/Satellite TV	1.5
Semiconductor Components — Integrated Circuits	1.4
Internet Security	1.3
Semiconductor Equipment	1.2
Transport — Services	1.1
Retail — Restaurants	1.1
Electronic Forms	1.1
Pharmacy Services	1.1
Multimedia	1.0
Energy — Alternate Sources	1.0
Auto — Heavy Duty Trucks	0.9
Retail — Discount	0.8
Computers — Memory Devices	0.8
Retail — Bedding	0.7
Retail — Office Supplies	0.7
Cellular Telecom	0.7
Schools	0.7
U.S. Government Treasuries	0.6
Retail — Apparel/Shoe	0.6
Data Processing/Management	0.6
Electronic Components — Misc.	0.5
Retail — Major Department Stores	0.5
Computer Services	0.5
Internet Content — Information/News	0.5
Dental Supplies & Equipment	0.5
Medical Instruments	0.4
Chemicals — Specialty	0.4
Computer Aided Design	0.4
Casino Hotels	0.4
Retail — Auto Parts	0.4
Distribution/Wholesale	0.4
Hazardous Waste Disposal	0.3
Linen Supply & Related Items	0.3
Medical Products	0.3
Medical — Drugs	0.3
Transport — Truck	0.3
Internet Infrastructure Software	0.3
Electronic Measurement Instruments	0.3
Engineering/R&D Services	0.3
Machinery — Construction & Mining	0.3
X-Ray Equipment	0.3
Airlines	0.3
Therapeutics	0.2
Beverages — Non-alcoholic	0.2
Steel — Producers	0.2
Computers — Periphery Equipment	0.2
Research & Development	0.2
Broadcast Services/Program	0.2

111.2%

*	Calculated as a percentage of net assets

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 95.5%
Airlines — 0.3%
Ryanair Holdings PLC ADR†#	6,327	$184,242

Applications Software — 6.7%
Check Point Software Technologies, Ltd.†	11,291	263,645
Citrix Systems, Inc.†	11,645	365,769
Infosys Technologies, Ltd. ADR#	6,101	210,973
Intuit, Inc.†	22,021	599,412
Microsoft Corp.	166,517	3,478,540

		4,918,339

Auto - Heavy Duty Trucks — 0.9%
PACCAR, Inc.#	22,129	660,551

Beverages - Non-alcoholic — 0.2%
Hansen Natural Corp.†#	4,867	178,522

Broadcast Services/Program — 0.2%
Liberty Global, Inc., Class A†#	7,799	107,782

Cable TV — 1.5%
DISH Network Corp., Class A†	11,740	192,536
The DIRECTV Group, Inc.†#	40,312	907,020

		1,099,556

Cable/Satellite TV — 1.5%
Comcast Corp., Class A	78,541	1,081,510

Casino Hotels — 0.4%
Wynn Resorts, Ltd.†#	7,300	270,538

Cellular Telecom — 0.7%
Millicom International Cellular SA†#	5,688	345,261
NII Holdings, Inc.†	8,767	179,373

		524,634

Chemicals - Specialty — 0.4%
Sigma - Aldrich Corp.#	6,383	309,320

Commercial Services - Finance — 1.7%
Automatic Data Processing, Inc.	19,417	738,040
Paychex, Inc.#	18,628	509,849

		1,247,889

Computer Aided Design — 0.4%
Autodesk, Inc.†	12,832	275,375

Computer Services — 0.5%
Cognizant Technology Solutions Corp., Class A†	15,474	389,790

Computers — 16.6%
Apple, Inc.†	67,598	9,180,484
Dell, Inc.†#	38,929	450,798
Research In Motion, Ltd.†	30,818	2,423,528
Sun Microsystems, Inc.†	17,630	158,670

		12,213,480

Computers - Memory Devices — 0.8%
NetApp, Inc.†#	18,821	367,009
Seagate Technology	26,653	232,148

		599,157

Computers - Periphery Equipment — 0.2%
Logitech International SA†#	9,489	133,131

Data Processing/Management — 0.6%
Fiserv, Inc.†	10,620	449,863

Dental Supplies & Equipment — 0.5%
Dentsply International, Inc.#	7,763	227,146
Patterson Cos., Inc.†#	6,365	131,055

		358,201

Security Description	Shares	Market Value (Note 2)

Distribution/Wholesale — 0.4%
Fastenal Co.#	7,727	$256,691

E - Commerce/Products — 1.6%
Amazon.com, Inc.†	15,486	1,207,753

E - Commerce/Services — 2.0%
eBay, Inc.†	52,073	917,526
Expedia, Inc.†#	15,380	266,228
IAC/InterActive Corp.†	8,581	138,669
Liberty Media Corp., Series A†	29,615	173,544

		1,495,967

Electronic Components - Misc. — 0.5%
Flextronics International, Ltd.†	47,797	189,276
Garmin, Ltd.#	10,115	211,201

		400,477

Electronic Components - Semiconductors — 4.7%
Altera Corp.	22,449	382,082
Broadcom Corp., Class A†	21,156	539,055
Intel Corp.	105,993	1,666,210
Microchip Technology, Inc.#	8,240	177,736
NVIDIA Corp.†	28,700	299,341
Xilinx, Inc.#	19,789	410,424

		3,474,848

Electronic Forms — 1.1%
Adobe Systems, Inc.†	27,958	787,856

Electronic Measurement Instruments — 0.3%
FLIR Systems, Inc.†#	8,557	192,190

Energy - Alternate Sources — 1.0%
First Solar, Inc.†#	3,891	739,290

Engineering/R&D Services — 0.3%
Foster Wheeler AG†	7,187	190,599

Enterprise Software/Service — 3.7%
CA, Inc.	27,121	473,261
Oracle Corp.	114,505	2,243,153

		2,716,414

Entertainment Software — 1.6%
Activision Blizzard, Inc.†	63,523	767,358
Electronic Arts, Inc.†	17,656	405,911

		1,173,269

Hazardous Waste Disposal — 0.3%
Stericycle, Inc.†#	4,876	243,702

Internet Content - Information/News — 0.5%
Baidu, Inc. ADR†#	1,437	379,296

Internet Infrastructure Software — 0.3%
Akamai Technologies, Inc.†#	8,890	197,891

Internet Security — 1.3%
Symantec Corp.†	46,719	728,349
VeriSign, Inc.†#	9,869	231,033

		959,382

Linen Supply & Related Items — 0.3%
Cintas Corp.	9,976	232,341

Machinery - Construction & Mining — 0.3%
Joy Global, Inc.#	5,458	188,137

Medical Instruments — 0.4%
Intuitive Surgical, Inc.†#	2,134	319,417

Medical Products — 0.3%
Henry Schein, Inc.†	4,848	220,778

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Medical - Biomedical/Gene — 10.0%
Amgen, Inc.†	26,227	$1,309,777
Biogen Idec, Inc.†	17,585	910,727
Celgene Corp.†	24,793	1,047,256
Genzyme Corp.†	18,513	1,094,859
Gilead Sciences, Inc.†	48,821	2,104,185
Illumina, Inc.†#	6,468	237,440
Life Technologies Corp.†	9,572	371,202
Vertex Pharmaceuticals, Inc.†#	9,809	292,406

		7,367,852

Medical - Drugs — 0.3%
Cephalon, Inc.†#	3,647	212,657

Medical - Generic Drugs — 2.5%
Teva Pharmaceutical Industries, Ltd. ADR	38,963	1,806,325

Multimedia — 1.0%
News Corp., Class A	77,229	755,300

Networking Products — 3.5%
Cisco Systems, Inc.†	113,488	2,099,528
Juniper Networks, Inc.†	18,675	461,833

		2,561,361

Pharmacy Services — 1.1%
Express Scripts, Inc.†	12,028	770,393

Research & Development — 0.2%
Pharmaceutical Product Development, Inc.	6,237	124,927

Retail - Apparel/Shoe — 0.6%
Ross Stores, Inc.	7,121	278,858
Urban Outfitters, Inc.†#	9,030	184,393

		463,251

Retail - Auto Parts — 0.4%
O’Reilly Automotive, Inc.†#	7,322	263,958

Retail - Bedding — 0.7%
Bed Bath & Beyond, Inc.†#	19,008	534,315

Retail - Discount — 0.8%
Costco Wholesale Corp.	12,419	602,570

Retail - Major Department Stores — 0.5%
Sears Holdings Corp.†#	6,943	394,710

Retail - Office Supplies — 0.7%
Staples, Inc.	26,078	533,295

Retail - Restaurants — 1.1%
Starbucks Corp.†	55,584	799,854

Schools — 0.7%
Apollo Group, Inc., Class A†	8,778	518,780

Semiconductor Components - Integrated Circuits — 1.4%
Linear Technology Corp.#	16,137	377,767
Marvell Technology Group, Ltd.†	31,850	364,046
Maxim Integrated Products, Inc.	16,288	264,354

		1,006,167

Semiconductor Equipment — 1.2%
Applied Materials, Inc.	37,413	421,270
KLA - Tencor Corp.#	11,202	302,454
Lam Research Corp.†#	7,055	184,771

		908,495

Steel - Producers — 0.2%
Steel Dynamics, Inc.#	10,213	152,582

Therapeutics — 0.2%
Warner Chilcott, Ltd., Class A†	13,625	179,305

Security Description	Shares/ Principal Amount	Market Value (Note 2)

Transport - Services — 1.1%
C.H. Robinson Worldwide, Inc.	9,155	$465,257
Expeditors International of Washington, Inc.	11,333	371,836

		837,093

Transport - Truck — 0.3%
J.B. Hunt Transport Services, Inc.#	6,858	210,746

Web Portals/ISP — 5.3%
Google, Inc., Class A†	7,955	3,319,065
Yahoo!, Inc.†	36,473	577,732

		3,896,797

Wireless Equipment — 6.4%
QUALCOMM, Inc.	108,262	4,719,141

X - Ray Equipment — 0.3%
Hologic, Inc.†	14,668	185,844

Total Long-Term Investment Securities
(cost $68,699,613)		70,183,896

SHORT-TERM INVESTMENT SECURITIES — 11.1%
Collective Investment Pool — 11.1%
Securities Lending Quality Trust(1)(4)	8,387,228	8,142,765

U.S. Government Treasuries — 0.6%
United States Treasury Bills 0.09% due 06/18/09(2)	$25,000	24,999
0.11% due 06/11/09(2)	50,000	49,998
0.12% due 07/16/09(2)	50,000	49,993
0.15% due 08/06/09(2)	250,000	249,937
0.16% due 06/11/09(2)	50,000	49,998
0.19% due 06/11/09(2)	40,000	39,998

		464,923

Total Short-Term Investment Securities
(cost $8,852,146)		8,607,688

REPURCHASE AGREEMENT — 4.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/29/09, to be repurchased 06/01/09 in the amount of $2,975,002 and collateralized by Federal Home Loan Mtg. Corp. Notes, bearing interest at 1.75% due 06/15/12 and having approximate value of $3,038,563 (cost $2,975,000)	2,975,000	2,975,000

TOTAL INVESTMENTS
(cost $80,526,759)(3)	111.2%	81,766,584
Liabilities in excess of other assets	(11.2)	(8,245,106)

NET ASSETS —	100.0%	$73,521,478

†	Non-income producing security
#	The security or a portion thereof is out on loan (See Note 2)
(1)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 5 for cost of investments on a tax basis.
(4)	At May 31, 2009, the Fund had loaned securities with a total value of $8,419,278. This was secured by collateral of $8,387,228, which was received in cash and subsequently invested in short-term investments currently valued at $8,142,765 as reported in the portfolio of investments. The remaining collateral of $105,794 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.
The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range
United States Treasury Bills	0.01%	07/23/09 to 07/30/09
United States Treasury Notes	0.88% to 3.38%	04/15/10 to 07/15/16
United States Treasury Bonds	2.38% to 7.25%	08/15/22 to 02/15/26

ADR—American Depository Receipt.

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Open Futures Contracts
Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of May 31, 2009	Unrealized Appreciation (Depreciation)
120 Long	Nasdaq 100 E-Mini Index	June 2009	$3,295,897	$3,445,200	$149,303

See Notes to Financial Statements

VALIC Company I Science & Technology Fund

PORTFOLIO PROFILE — May 31, 2009 (Unaudited)

Industry Allocation*

Computers	16.0%
Collective Investment Pool	11.0
Applications Software	9.3
Electronic Components — Semiconductors	9.0
Wireless Equipment	7.1
Networking Products	5.2
Web Portals/ISP	4.5
Computers — Memory Devices	3.8
Semiconductor Components — Integrated Circuits	3.5
Computer Services	3.5
Enterprise Software/Service	3.4
Commercial Services — Finance	3.1
Time Deposits	2.9
Internet Security	2.8
Registered Investment Companies	2.4
Entertainment Software	1.8
Toys	1.5
E-Commerce/Products	1.4
Web Hosting/Design	1.3
Computers — Integrated Systems	1.1
Computer Aided Design	1.1
Internet Application Software	1.1
Index Fund	1.0
Telecom Equipment — Fiber Optics	1.0
Internet Content — Entertainment	0.9
Internet Content — Information/News	0.9
Electronic Components — Misc.	0.8
Energy — Alternate Sources	0.8
Internet Infrastructure Software	0.8
Commercial Services	0.7
Semiconductor Equipment	0.7
Telecommunication Equipment	0.7
Electronic Forms	0.6
Agricultural Chemicals	0.6
Medical Instruments	0.5
Computer Software	0.5
Electronic Connectors	0.4
Multimedia	0.4
Electronic Measurement Instruments	0.3
Consulting Services	0.3
E-Commerce/Services	0.3
Cellular Telecom	0.3
Retail — Drug Store	0.3
Decision Support Software	0.3
Medical — Wholesale Drug Distribution	0.3
Human Resources	0.3
Cable/Satellite TV	0.2
Software Tools	0.2
Medical Products	0.2
Engineering/R&D Services	0.2
Data Processing/Management	0.2
Electronic Design Automation	0.2
Casino Services	0.1
Advertising Sales	0.1
Schools	0.1
Industrial Audio & Video Products	0.1
Medical — HMO	0.1
Computer Graphics	0.1

112.3%

*	Calculated as a percentage of net assets

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009

Security Description	Shares	Market Value (Note 2)

COMMON STOCK —95.0%
Advertising Sales — 0.1%
Focus Media Holding, Ltd. ADR†#	84,600	$727,560

Agricultural Chemicals — 0.6%
Monsanto Co.	42,300	3,474,945

Applications Software — 9.3%
Intuit, Inc.†	92,990	2,531,188
Microsoft Corp.	1,756,945	36,702,581
Red Hat, Inc.†	319,342	6,370,873
Salesforce.com, Inc.†#	180,881	6,864,434

		52,469,076

Cable/Satellite TV — 0.2%
Time Warner Cable, Inc.	43,570	1,341,520

Casino Services — 0.1%
International Game Technology	44,568	773,700

Cellular Telecom — 0.3%
MetroPCS Communications, Inc.†#	104,700	1,793,511

Commercial Services — 0.7%
Alliance Data Systems Corp.†#	99,830	4,043,115

Commercial Services - Finance — 3.1%
Automatic Data Processing, Inc.	80,200	3,048,402
Mastercard, Inc., Class A#	2,530	446,115
The Western Union Co.	473,600	8,349,568
Visa, Inc., Class A	86,220	5,837,956

		17,682,041

Computer Aided Design — 1.1%
Autodesk, Inc.†	281,200	6,034,552

Computer Graphics — 0.1%
Monotype Imaging Holdings, Inc.†	43,000	242,950

Computer Services — 3.5%
Accenture, Ltd., Class A	479,014	14,336,889
Cognizant Technology Solutions Corp., Class A†	178,685	4,501,075
DST Systems, Inc.†#	21,677	830,229

		19,668,193

Computer Software — 0.5%
Omniture, Inc.†#	244,300	2,887,626

Computers — 16.0%
Apple, Inc.†	223,535	30,358,288
Dell, Inc.†#	663,700	7,685,646
Hewlett - Packard Co.	536,632	18,433,309
HTC Corp. GDR†	68,830	4,433,478
International Business Machines Corp.	126,205	13,413,068
Palm, Inc.†#	247,000	3,013,400
Research In Motion, Ltd.†	164,555	12,940,605

		90,277,794

Computers - Integrated Systems — 1.1%
Riverbed Technology, Inc.†#	303,135	6,089,982

Computers - Memory Devices — 3.8%
Data Domain, Inc.†#	224,110	5,708,082
EMC Corp.†	33,678	395,717
NetApp, Inc.†#	215,745	4,207,028
SanDisk Corp.†	181,040	2,835,086
Seagate Technology	473,800	4,126,798
Western Digital Corp.†	170,270	4,231,209

		21,503,920

Consulting Services — 0.3%
Genpact, Ltd.†	173,400	1,813,764

Security Description	Shares	Market Value (Note 2)

Data Processing/Management — 0.2%
CommVault Systems, Inc.†	88,800	$1,096,680

Decision Support Software — 0.3%
MSCI, Inc., Class A†	71,800	1,527,186

E - Commerce/Products — 1.4%
Amazon.com, Inc.†	92,750	7,233,573
MercadoLibre, Inc.†#	36,000	779,040

		8,012,613

E - Commerce/Services — 0.3%
eBay, Inc.†	77,295	1,361,938
Priceline.com, Inc.†	4,000	440,440

		1,802,378

Electronic Components - Misc. — 0.8%
Hon Hai Precision Industry Co., Ltd.(1)	206,614	786,653
Hon Hai Precision Industry Co., Ltd. GDR†*	431,368	3,019,576
Tyco Electronics, Ltd.	50,325	874,145

		4,680,374

Electronic Components - Semiconductors — 9.0%
Altera Corp.#	243,483	4,144,081
Broadcom Corp., Class A†#	72,941	1,858,537
Intel Corp.	280,830	4,414,648
Intersil Corp., Class A#	96,000	1,176,000
Macrovision Solutions Corp.†#	146,100	3,297,477
MEMC Electronic Materials, Inc.†	88,600	1,709,094
National Semiconductor Corp.#	208,100	2,888,428
NVIDIA Corp.†#	202,300	2,109,989
ON Semiconductor Corp.†#	930,617	6,374,726
Samsung Electronics Co., Ltd.(1)	3,585	1,607,432
Samsung Electronics Co., Ltd. GDR†*	19,090	4,228,435
Texas Instruments, Inc.	639,915	12,414,351
Xilinx, Inc.	216,817	4,496,784

		50,719,982

Electronic Connectors — 0.4%
Amphenol Corp., Class A#	69,845	2,332,125

Electronic Design Automation — 0.2%
Cadence Design Systems, Inc.†	172,800	976,320

Electronic Forms — 0.6%
Adobe Systems, Inc.†#	123,650	3,484,457

Electronic Measurement Instruments — 0.3%
Advantest Corp.#(1)	45,100	810,108
National Instruments Corp.#	50,000	1,060,500

		1,870,608

Energy - Alternate Sources — 0.8%
First Solar, Inc.†#	24,570	4,668,300

Engineering/R&D Services — 0.2%
ABB, Ltd.†(1)	43,040	709,355
ABB, Ltd. ADR	30,310	498,903

		1,208,258

Enterprise Software/Service — 3.4%
BMC Software, Inc.†	68,800	2,346,080
Oracle Corp.	851,245	16,675,890

		19,021,970

Entertainment Software — 1.8%
Activision Blizzard, Inc.†	243,365	2,939,849
Electronic Arts, Inc.†	319,214	7,338,730

		10,278,579

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Human Resources — 0.3%
Manpower, Inc.	31,700	$1,347,567

Industrial Audio & Video Products — 0.1%
Dolby Laboratories, Inc., Class A†	15,900	573,354

Internet Application Software — 1.1%
RealNetworks, Inc.†	171,500	439,040
Tencent Holdings, Ltd.(1)	498,600	5,552,510

		5,991,550

Internet Content - Entertainment — 0.9%
Shanda Interactive Entertainment, Ltd. ADR†#	88,639	5,107,379

Internet Content - Information/News — 0.9%
Baidu, Inc. ADR†#	18,460	4,872,517

Internet Infrastructure Software — 0.8%
F5 Networks, Inc.†#	138,230	4,390,185

Internet Security — 2.8%
McAfee, Inc.†	280,485	11,003,427
Symantec Corp.†	122,505	1,909,853
VeriSign, Inc.†	112,300	2,628,943

		15,542,223

Medical Instruments — 0.5%
Medtronic, Inc.	26,300	903,405
St. Jude Medical, Inc.†	53,800	2,099,276

		3,002,681

Medical Products — 0.2%
Stryker Corp.	32,300	1,241,612

Medical - HMO — 0.1%
WellPoint, Inc.†	8,900	414,473

Medical - Wholesale Drug Distribution — 0.3%
McKesson Corp.	35,800	1,473,170

Multimedia — 0.4%
Time Warner, Inc.	99,200	2,323,264

Networking Products — 5.2%
Atheros Communications, Inc.†#	126,276	2,116,386
BigBand Networks, Inc.†#	52,100	271,962
Cisco Systems, Inc.†	1,054,307	19,504,679
Juniper Networks, Inc.†#	288,985	7,146,599

		29,039,626

Retail - Drug Store — 0.3%
CVS Caremark Corp.	56,600	1,686,680

Schools — 0.1%
Apollo Group, Inc., Class A†	12,200	721,020

Semiconductor Components - Integrated Circuits — 3.5%
Analog Devices, Inc.	189,587	4,627,818
Linear Technology Corp.#	105,500	2,469,755
Marvell Technology Group, Ltd.†	287,600	3,287,268
Maxim Integrated Products, Inc.	369,574	5,998,186
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	306,655	3,354,806

		19,737,833

Semiconductor Equipment — 0.7%
Applied Materials, Inc.	47,795	538,172
ASML Holding NV#	63,825	1,321,177
Lam Research Corp.†#	70,958	1,858,390

		3,717,739

Security Description	Shares/ Principal Amount	Market Value (Note 2)

Software Tools — 0.2%
VMware, Inc. Class A†	40,340	$1,252,154

Telecom Equipment - Fiber Optics — 1.0%
Corning, Inc.	255,400	3,754,380
Finisar Corp.†#	1,165,203	757,382
JDS Uniphase Corp.†	162,537	876,074

		5,387,836

Telecommunication Equipment — 0.7%
Alcatel - Lucent†(1)	734,300	1,872,153
Alcatel - Lucent ADR†	681,800	1,731,772
Sonus Networks, Inc.†	40,600	91,350

		3,695,275

Toys — 1.5%
Nintendo Co., Ltd.(1)	31,600	8,584,878

Web Hosting/Design — 1.3%
Equinix, Inc.†#	76,725	5,708,340
Rackspace Hosting, Inc.†	146,300	1,707,321

		7,415,661

Web Portals/ISP — 4.5%
Google, Inc., Class A†	38,146	15,915,655
NetEase.com, Inc. ADR†#	89,500	3,094,910
Yahoo!, Inc.†	407,165	6,449,494

		25,460,059

Wireless Equipment — 7.1%
American Tower Corp., Class A†	152,175	4,849,817
Motorola, Inc.	1,100,355	6,668,151
Nokia OYJ ADR	109,200	1,670,760
QUALCOMM, Inc.	607,647	26,487,333

		39,676,061

Total Common Stock
(cost $528,576,022)		535,158,876

EXCHANGE TRADED FUNDS — 1.0%
iShares S&P NA Technology Sector Index Fund#	118,500	4,847,835
Powershares QQQ#	27,300	968,058

Total Exchange Traded Funds
(cost $5,627,336)		5,815,893

Total Long-Term Investment Securities
(cost $534,203,358)		540,974,769

SHORT-TERM INVESTMENT SECURITIES — 16.3%
Collective Investment Pool — 11.0%
Securities Lending Quality Trust(2)	63,568,127	61,715,298

Registered Investment Companies — 2.4%
T. Rowe Price Reserve Investment Fund	13,673,170	13,673,170

Time Deposits — 2.9%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/09	16,560,000	16,560,000

Total Short-Term Investment Securities
(cost $93,801,297)		91,948,468

TOTAL INVESTMENTS
(cost $628,004,655)(3)	112.3%	632,923,237
Liabilities in excess of other assets	(12.3)	(69,313,618)

NET ASSETS —	100.0%	$563,609,619

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

†	Non-income producing security
#	The security or a portion thereof is out on loan. (See Note 2)
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2009, the aggregate value of these securities was $7,248,011 representing 1.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at May 31, 2009. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities loaned. (See Note 2)
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

GDR—Global Depository Receipt

See Notes to Financial Statements

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO PROFILE — May 31, 2009 (Unaudited)

Industry Allocation*

Collective Investment Pool	16.3%
Consulting Services	5.3
Transactional Software	5.3
Time Deposits	4.5
Commercial Services — Finance	4.5
Medical Instruments	4.3
E-Services/Consulting	3.9
Commercial Services	3.8
Oil Companies — Exploration & Production	3.6
Machinery — General Industrial	3.5
Electronic Components — Semiconductors	3.4
Telecom Services	3.4
Human Resources	3.2
Educational Software	3.1
Computer Services	3.1
Theaters	2.6
Insurance — Property/Casualty	2.6
Schools	2.3
Computer Software	2.2
E-Commerce/Products	1.9
Dental Supplies & Equipment	1.8
Leisure Products	1.8
Advertising Services	1.7
Printing — Commercial	1.7
Casino Services	1.5
Networking Products	1.3
Diversified Manufacturing Operations	1.2
Medical Products	1.2
Diagnostic Kits	1.2
Enterprise Software/Service	1.1
Ultra Sound Imaging Systems	1.1
Drug Delivery Systems	1.0
Aerospace/Defense	0.9
Medical Information Systems	0.8
Finance — Investment Banker/Broker	0.8
Banks — Commercial	0.8
Recreational Vehicles	0.7
Retail — Restaurants	0.7
Real Estate Management/Services	0.7
Instruments — Scientific	0.7
Filtration/Separation Products	0.7
Finance — Other Services	0.7
Patient Monitoring Equipment	0.7
E-Commerce/Services	0.7
Medical — Biomedical/Gene	0.6
Internet Content — Information/News	0.6
Resorts/Theme Parks	0.6
Transport — Services	0.6
Wireless Equipment	0.6
Gambling (Non-Hotel)	0.6
Electronic Measurement Instruments	0.6
Decision Support Software	0.5
Internet Application Software	0.5
Lighting Products & Systems	0.5
Semiconductor Components — Integrated Circuits	0.5
Cellular Telecom	0.4
Machinery — Construction & Mining	0.4
Distribution/Wholesale	0.4
Steel Pipe & Tube	0.4
Computers — Periphery Equipment	0.3
Cable TV	0.2
Food — Misc.	0.2

116.8%

*	Calculated as a percentage of net assets

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 96.0%
Advertising Services — 1.7%
inVentiv Health, Inc.†#	42,571	$536,395
Marchex, Inc., Class B#	75,429	251,178

		787,573

Aerospace/Defense — 0.9%
Esterline Technologies Corp.†	15,600	426,504

Banks - Commercial — 0.8%
First Commonwealth Financial Corp.#	21,600	159,840
Signature Bank†#	7,662	207,257

		367,097

Cable TV — 0.2%
LodgeNet Entertainment Corp.†#	14,059	81,542

Casino Services — 1.5%
Scientific Games Corp., Class A†#	23,000	410,090
Shuffle Master, Inc.†#	62,431	274,072

		684,162

Cellular Telecom — 0.4%
NII Holdings, Inc.†	10,200	208,692

Commercial Services — 3.8%
Alliance Data Systems Corp.†#	5,800	234,900
Live Nation, Inc.†#	125,388	717,219
TeleTech Holdings, Inc.†	33,720	388,792
Weight Watchers International, Inc.#	18,600	435,798

		1,776,709

Commercial Services - Finance — 4.5%
Bankrate, Inc.†#	11,464	345,181
Dollar Financial Corp.†#	29,900	301,093
Global Cash Access Holdings, Inc.†#	131,237	916,034
Wright Express Corp.†	20,393	507,174

		2,069,482

Computer Services — 3.1%
IHS, Inc., Class A†#	7,541	361,968
SYKES Enterprises, Inc.†#	66,041	1,076,468

		1,438,436

Computer Software — 2.2%
Omniture, Inc.†#	84,774	1,002,029

Computers - Periphery Equipment — 0.3%
Synaptics, Inc.†#	3,651	128,223

Consulting Services — 5.3%
Forrester Research, Inc.†#	17,203	398,594
FTI Consulting, Inc.†#	8,115	407,535
Gartner, Inc.†#	49,855	765,274
Huron Consulting Group, Inc.†#	8,200	375,806
Information Services Group Inc†#	76,310	209,853
Navigant Consulting, Inc.†#	25,630	305,253

		2,462,315

Decision Support Software — 0.5%
MSCI, Inc., Class A†#	11,700	248,859

Dental Supplies & Equipment — 1.8%
Align Technology, Inc.†#	20,000	236,600
Sirona Dental Systems, Inc.†#	30,129	592,637

		829,237

Diagnostic Kits — 1.2%
Inverness Medical Innovations, Inc.†#	17,140	557,564

Distribution/Wholesale — 0.4%
LKQ Corp.†#	13,000	198,770

Security Description	Shares	Market Value (Note 2)

Diversified Manufacturing Operations — 1.2%
Actuant Corp., Class A#	26,900	$330,332
Acuity Brands, Inc.#	9,023	245,245

		575,577

Drug Delivery Systems — 1.0%
Noven Pharmaceuticals, Inc.†	41,774	463,691

E - Commerce/Products — 1.9%
Shutterfly, Inc.†#	59,892	855,258

E - Commerce/Services — 0.7%
Move, Inc.†#	106,400	223,440
Orbitz Worldwide, Inc.†#	40,317	87,085

		310,525

E - Services/Consulting — 3.9%
GSI Commerce, Inc.†#	106,166	1,365,295
Sapient Corp.†#	78,700	417,897

		1,783,192

Educational Software — 3.1%
SkillSoft PLC ADR†#	176,539	1,442,324

Electronic Components - Semiconductors — 3.4%
Microsemi Corp.†	50,429	678,774
PMC - Sierra, Inc.†#	119,700	908,523

		1,587,297

Electronic Measurement Instruments — 0.6%
Axsys Technologies, Inc.†#	5,240	257,179

Enterprise Software/Service — 1.1%
Lawson Software, Inc.†#	94,672	497,975

Filtration/Separation Products — 0.7%
Polypore International, Inc.†#	32,556	323,607

Finance - Investment Banker/Broker — 0.8%
Evercore Partners, Inc., Class A#	19,008	367,235

Finance - Other Services — 0.7%
GFI Group, Inc.#	52,544	315,789

Food - Misc. — 0.2%
Senomyx, Inc.†#	51,260	78,940

Gambling (Non-Hotel) — 0.6%
Pinnacle Entertainment, Inc.†#	24,565	261,617

Human Resources — 3.2%
On Assignment, Inc.†	102,897	367,342
Resources Connection, Inc.†#	60,555	1,122,084

		1,489,426

Instruments - Scientific — 0.7%
Varian, Inc.†	9,336	325,080

Insurance - Property/Casualty — 2.6%
First Mercury Financial Corp.†	21,600	317,088
Navigators Group, Inc.†	5,915	258,722
Tower Group, Inc.	25,250	603,223

		1,179,033

Internet Application Software — 0.5%
Cybersource Corp.†#	18,900	245,700

Internet Content - Information/News — 0.6%
The Knot, Inc.†#	36,020	294,644

Leisure Products — 1.8%
WMS Industries, Inc.†#	22,896	812,121

Lighting Products & Systems — 0.5%
Universal Display Corp.†#	27,597	242,578

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Machinery - Construction & Mining — 0.4%
Bucyrus International, Inc.#	7,200	$206,496

Machinery - General Industrial — 3.5%
Chart Industries, Inc.†	14,600	309,958
Gardner Denver, Inc.†#	21,044	596,387
Middleby Corp.†	9,300	417,663
Wabtec Corp.	7,800	278,304

		1,602,312

Medical Information Systems — 0.8%
Phase Forward, Inc.†#	27,897	390,558

Medical Instruments — 4.3%
ev3, Inc.†	59,484	543,684
SenoRx, Inc.†	37,222	112,038
Spectranetics Corp.†#	83,178	369,310
Symmetry Medical, Inc.†	45,049	346,427
Volcano Corp.†#	49,303	609,385

		1,980,844

Medical Products — 1.2%
Greatbatch, Inc.†#	27,600	570,216

Medical - Biomedical/Gene — 0.6%
Celera Corp.†#	39,066	295,730

Networking Products — 1.3%
Ixia†#	98,933	603,491

Oil Companies - Exploration & Production — 3.6%
Concho Resources, Inc.†#	19,100	612,155
Goodrich Petroleum Corp.†#	13,400	358,048
Venoco, Inc.†#	29,600	212,528
Whiting Petroleum Corp.†#	9,909	464,336

		1,647,067

Patient Monitoring Equipment — 0.7%
CardioNet ,Inc.†#	17,590	311,519

Printing - Commercial — 1.7%
VistaPrint, Ltd.†#	20,027	766,834

Real Estate Management/Services — 0.7%
CB Richard Ellis Group, Inc., Class A†#	44,850	327,405

Recreational Vehicles — 0.7%
Polaris Industries, Inc.#	10,900	346,293

Resort/Theme Parks — 0.6%
Great Wolf Resorts, Inc.†#	103,620	280,810

Retail - Restaurants — 0.7%
CKE Restaurants, Inc.#	41,000	337,020

Schools — 2.3%
Bridgepoint Education, Inc.†#	35,700	448,035
Grand Canyon Education, Inc.†#	22,320	302,659
K12 ,Inc.†#	18,000	315,000

		1,065,694

Semiconductor Components - Integrated Circuits — 0.5%
Power Integrations, Inc.#	9,948	219,453

Steel Pipe & Tube — 0.4%
Mueller Water Products, Inc., Class A#	46,300	167,143

Telecom Services — 3.4%
Cbeyond, Inc.†#	66,152	1,137,153
PAETEC Holding Corp.†#	135,316	414,067

		1,551,220

Security Description	Shares/ Principal Amount	Market Value (Note 2)

Theaters — 2.6%
Cinemark Holdings, Inc.#	47,274	$502,050
National CineMedia, Inc.#	55,576	695,256

		1,197,306

Transactional Software — 5.3%
Innerworkings, Inc.†	102,332	476,867
Solera Holdings, Inc.†	57,926	1,326,505
Synchronoss Technologies, Inc.†#	53,413	648,434

		2,451,806

Transport - Services — 0.6%
UTi Worldwide, Inc.†	21,200	277,932

Ultra Sound Imaging Systems — 1.1%
SonoSite, Inc.†#	26,246	485,813

Wireless Equipment — 0.6%
SBA Communications Corp., Class A†#	10,700	273,599

Total Long-Term Investment Securities
(cost $53,623,467)		44,332,543

SHORT-TERM INVESTMENT SECURITIES — 20.8%
Collective Investment Pool — 16.3%
Securities Lending Quality Trust(1)	7,733,552	7,508,141

Time Deposits — 4.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/09	$2,084,000	2,084,000

Total Short-Term Investment Securities
(cost $9,817,551)		9,592,141

TOTAL INVESTMENTS
(cost $63,441,018)(2)	116.8%	53,924,684
Liabilities in excess of other assets	(16.8)	(7,745,762)

NET ASSETS —	100.0%	$46,178,922

†	Non-income producing security
#	The security or a portion thereof is out on loan (See Note 2)
(1)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)	See Note 5 for cost of investments on a tax basis.

ADR American Depository Receipt

See Notes to Financial Statements

VALIC Company I Small Cap Fund

PORTFOLIO PROFILE — May 31, 2009 (Unaudited)

Industry Allocation*

Collective Investment Pool	21.4%
Banks — Commercial	6.5
Retail — Restaurants	4.2
Retail — Apparel/Shoe	3.3
Oil Companies — Exploration & Production	3.0
Enterprise Software/Service	2.8
Transport — Truck	2.8
Real Estate Investment Trusts	2.6
Oil Field Machinery & Equipment	2.3
Electronic Components — Semiconductors	1.9
Telecommunication Equipment	1.9
Steel Pipe & Tube	1.8
Medical Products	1.8
Commercial Services — Finance	1.6
Semiconductor Equipment	1.5
Investment Management/Advisor Services	1.5
Medical — Drugs	1.5
Medical — Biomedical/Gene	1.5
Telephone — Integrated	1.4
Machinery — General Industrial	1.4
Time Deposits	1.3
Insurance — Property/Casualty	1.3
Lasers — System/Components	1.3
Diversified Manufacturing Operations	1.3
Oil — Field Services	1.3
Apparel Manufacturers	1.3
Gas — Distribution	1.2
Insurance Brokers	1.2
Distribution/Wholesale	1.2
Aerospace/Defense — Equipment	1.2
Wire & Cable Products	1.2
Finance — Investment Banker/Broker	1.1
Internet Application Software	1.1
Electric — Integrated	1.1
Computer Services	1.0
Medical — Hospitals	1.0
Savings & Loans/Thrifts	1.0
Computers — Periphery Equipment	0.9
Networking Products	0.9
Diagnostic Kits	0.9
Chemicals — Diversified	0.9
Instruments — Scientific	0.8
Medical — Nursing Homes	0.8
Building & Construction — Misc.	0.8
Building — Maintance & Services	0.8
Metal Processors & Fabrication	0.8
Insurance — Multi-line	0.8
Retail — Convenience Store	0.7
Semiconductor Components — Integrated Circuits	0.7
Transport — Marine	0.7
Broadcast Services/Program	0.7
Non-Hazardous Waste Disposal	0.7
Commercial Services	0.7
Computer Software	0.7
Retail — Discount	0.7
Quarrying	0.7
Miscellaneous Manufacturing	0.7
Chemicals — Specialty	0.7
Cosmetics & Toiletries	0.7
Airlines	0.6
Aerospace/Defense	0.6
Telecom Services	0.6
Electronic Components — Misc.	0.6
Food — Canned	0.6
Computer Aided Design	0.6
Applications Software	0.5
Food — Baking	0.5
Auto/Truck Parts & Equipment — Original	0.5
Medical — Outpatient/Home Medical	0.5

Electric Products — Misc.	0.5
Multimedia	0.4
Computers — Integrated Systems	0.4
Medical Instruments	0.4
Registered Investment Companies	0.4
Electric — Distribution	0.4
Heart Monitors	0.4
Hotels/Motels	0.3
Human Resources	0.3
Electronic Measurement Instruments	0.3
Internet Security	0.3
Therapeutics	0.3
Medical — HMO	0.3
Computers	0.3
Decision Support Software	0.3
Water	0.2
Industrial Automated/Robotic	0.2
Schools	0.2
Wireless Equipment	0.2
Auto Repair Centers	0.2
E-Marketing/Info	0.2
Machinery — Electrical	0.2
Retail — Sporting Goods	0.2
Building & Construction Products — Misc.	0.2
Coal	0.2
Retail — Pet Food & Supplies	0.2
Building — Residential/Commercial	0.2
Audio/Video Products	0.2
Precious Metals	0.1
Energy — Alternate Sources	0.1
Mining	0.1
Advanced Materials	0.1
Medical Information Systems	0.1
Financial Guarantee Insurance	0.1
Electronic Security Devices	0.1
Retail — Drug Store	0.1
Publishing — Books	0.1
Chemicals — Plastics	0.1
Internet Content — Information/News	0.1
Power Converter/Supply Equipment	0.1
Medical Sterilization Products	0.1
Consulting Services	0.1
Pharmacy Services	0.1
Printing — Commercial	0.1
Instruments — Controls	0.1
Recreational Centers	0.1
Building Products — Wood	0.1
Garden Products	0.1
Agricultural Chemicals	0.1
Disposable Medical Products	0.1
E-Services/Consulting	0.1
Auction Houses/Art Dealers	0.1
Rental Auto/Equipment	0.1
Retail — Automobile	0.1
Home Furnishings	0.1
Seismic Data Collection	0.1
Telecom Equipment — Fiber Optics	0.1
Fisheries	0.1
Retail — Mail Order	0.1
Textile — Apparel	0.1
Transport — Services	0.1
Internet Connectivity Services	0.1
Machinery — Pumps	0.1
Textile — Products	0.1
Food — Misc.	0.1
Linen Supply & Related Items	0.1
Food — Retail	0.1
Environmental Monitoring & Detection	0.1
Computers — Memory Devices	0.1

VALIC Company I Small Cap Fund

PORTFOLIO PROFILE — May 31, 2009 (Unaudited) — (continued)

Industry Allocation* (continued)

Electronic Design Automation	0.1%
Retail — Jewelry	0.1
Building Products — Air & Heating	0.1
Retail — Home Furnishings	0.1
Oil Refining & Marketing	0.1
Building Products — Cement	0.1
Educational Software	0.1
Building — Mobile Home/Manufactured Housing	0.1
Leisure Products	0.1
Transactional Software	0.1
Web Portals/ISP	0.1

122.3%

*	Calculated as a percentage of net assets

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 99.2%
Advanced Materials — 0.1%
Core Molding Technologies, Inc.†	35,700	$91,035
Hexcel Corp.†	24,200	258,698

		349,733

Aerospace/Defense — 0.6%
Aerovironment, Inc.†	46,409	1,295,739
TransDigm Group, Inc.†	4,100	160,802

		1,456,541

Aerospace/Defense - Equipment — 1.2%
AAR Corp.†	92,700	1,362,690
Curtiss - Wright Corp.	44,751	1,310,309
Moog, Inc., Class A†	8,100	193,590

		2,866,589

Agricultural Chemicals — 0.1%
Intrepid Potash, Inc.†#	7,200	234,720

Airlines — 0.6%
Allegiant Travel Co.†#	37,070	1,495,404

Apparel Manufacturers — 1.3%
Carter’s, Inc.†	74,794	1,768,878
Volcom, Inc.†#	90,133	1,232,118

		3,000,996

Applications Software — 0.5%
American Reprographics Co.†	27,100	236,041
Bsquare Corp.†	104,400	188,964
PDF Solutions, Inc.†#	19,700	37,036
Progress Software Corp.†	11,367	254,848
Quest Software, Inc.†	21,200	273,904
Red Hat, Inc.†	11,300	225,435

		1,216,228

Athletic Equipment — 0.0%
Cybex International, Inc.†	29,300	33,988

Auction House/Art Dealers — 0.1%
Ritchie Bros. Auctioneers, Inc.#	9,900	226,710

Audio/Video Products — 0.2%
DTS, Inc.†#	13,300	352,051

Auto Repair Centers — 0.2%
Monro Muffler Brake, Inc.	16,850	450,232

Auto/Truck Parts & Equipment - Original — 0.5%
Spartan Motors, Inc.	13,875	130,980
Strattec Security Corp.	2,700	36,450
Titan International, Inc.#	85,422	772,215
TRW Automotive Holdings Corp.†	26,100	232,812

		1,172,457

Banks - Commercial — 6.5%
Ameris Bancorp	19,500	122,265
Bancfirst Corp.#	31,586	1,218,588
Bancorp Rhode Island, Inc.	9,000	184,410
Bancorp, Inc.†	2,006	12,377
Bar Harbor Bankshares	6,900	193,200
Camden National Corp.	6,300	205,821
Cardinal Financial Corp.	23,000	186,530
Cass Information Systems, Inc.	4,890	152,470
Center Bancorp, Inc.	16,170	134,049
Citizens Republic Bancorp†	28,600	32,604
Commerce Bancshares, Inc.	46,023	1,448,344
Community Trust Bancorp, Inc.#	57,043	1,570,394
Enterprise Bancorp, Inc.	9,800	113,190
First Bancorp	12,600	173,754

Security Description	Shares	Market Value (Note 2)

Banks - Commercial (continued)
First Financial Bankshares, Inc.#	28,599	$1,396,489
First Regional Bancorp†	10,600	18,550
First South Bancorp, Inc.	12,300	121,770
FirstMerit Corp.	71,724	1,248,721
Glacier Bancorp, Inc.#	24,371	403,827
Northrim BanCorp, Inc.	9,300	140,616
Pinnacle Financial Partners, Inc.†#	17,800	258,100
Prosperity Bancshares, Inc.#	12,200	342,332
Signature Bank†#	12,500	338,125
Smithtown Bancorp, Inc.	12,540	154,242
Southside Bancshares, Inc.	5,758	131,973
Sterling Bancorp	27,100	248,778
Suffolk Bancorp	5,200	135,720
Synovus Financial Corp.#	21,100	68,997
TCF Financial Corp.#	15,100	216,836
Tennessee Commerce Bancorp, Inc.†	7,873	51,175
Texas Capital Bancshares, Inc.†	125,140	1,920,899
United Security Bancshares	16,999	103,694
Valley National Bancorp#	25,297	307,106
Washington Banking Co.	13,800	120,750
Washington Trust Bancorp, Inc.#	7,600	128,364
West Bancorp, Inc.	18,344	117,402
Westamerica Bancorp#	9,600	497,856
Western Alliance Bancorp†	17,600	121,792
Whitney Holding Corp.#	88,722	1,100,153

		15,442,263

Broadcast Services/Program — 0.7%
World Wrestling Entertainment, Inc.#	134,821	1,682,566

Building & Construction Products - Misc. — 0.2%
Builders FirstSource, Inc.†#	9,200	37,812
Gibraltar Industries, Inc.#	7,550	58,286
Interline Brands, Inc.†	14,600	194,910
Simpson Manufacturing Co., Inc.#	4,600	95,864

		386,872

Building & Construction - Misc. — 0.8%
Insituform Technologies, Inc., Class A†	6,400	93,376
MYR Group, Inc.†	92,010	1,757,391

		1,850,767

Building Products - Air & Heating — 0.1%
KSW, Inc.†	51,660	139,999

Building Products - Cement — 0.1%
Martin Marietta Materials, Inc.#	1,600	130,352

Building Products - Wood — 0.1%
Universal Forest Products, Inc.#	8,400	255,864

Building - Maintance & Services — 0.8%
ABM Industries, Inc.#	113,683	1,839,391

Building - Mobile Home/Manufactured Housing — 0.1%
Skyline Corp.	6,500	129,155

Building - Residential/Commercial — 0.2%
Meritage Homes Corp.†#	14,500	302,615
Standard - Pacific Corp.†#	20,300	49,532

		352,147

Cellular Telecom — 0.0%
Virgin Mobile USA, Inc.†#	17,000	81,770

Chemicals - Diversified — 0.9%
FMC Corp.	31,563	1,715,449
Rockwood Holdings, Inc.†	20,500	305,860

		2,021,309

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Chemicals - Plastics — 0.1%
Landec Corp.†	44,700	$303,960

Chemicals - Specialty — 0.7%
Arch Chemicals, Inc.	15,500	435,550
ICO, Inc.†	66,400	191,232
Zep, Inc.	80,216	976,229

		1,603,011

Coal — 0.2%
Foundation Coal Holdings, Inc.	5,100	149,685
Walter Energy, Inc.	4,300	140,352
Westmoreland Coal Co.†#	8,500	74,800

		364,837

Commercial Services — 0.7%
HMS Holdings Corp.†	5,000	175,750
Medifast, Inc.†	17,400	167,040
Quanta Services, Inc.†#	8,217	187,430
Team, Inc.†	81,346	1,151,046

		1,681,266

Commercial Services-Finance — 1.6%
Bankrate, Inc.†#	5,900	177,649
Euronet Worldwide, Inc.†#	85,921	1,371,299
Global Payments, Inc.	10,700	384,772
PRG - Schultz International, Inc.†	22,500	64,575
Riskmetrics Group, Inc.†#	5,300	85,171
Wright Express Corp.†	73,218	1,820,932

		3,904,398

Computer Aided Design — 0.6%
Parametric Technology Corp.†	113,991	1,320,016

Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.†	13,100	74,015

Computer Services — 1.0%
3PAR, Inc.†	2,200	19,118
CACI International, Inc., Class A†	50,236	1,927,555
Dynamics Research Corp.†	19,300	183,543
Furmanite Corp.†	46,900	188,538
Tier Technologies, Inc., Class B†	23,100	155,925

		2,474,679

Computer Software — 0.7%
Blackbaud, Inc.#	102,046	1,415,378
Omniture, Inc.†#	20,800	245,856

		1,661,234

Computers — 0.3%
Palm, Inc.†#	48,800	595,360

Computers - Integrated Systems — 0.4%
3D Systems Corp.†	11,700	80,730
Adept Technology, Inc.†	23,000	66,700
Catapult Communications Corp.†#	1,400	13,132
Integral Systems, Inc.†	12,812	97,371
Jack Henry & Associates, Inc.	37,700	692,549
Riverbed Technology, Inc.†#	2,000	40,180

		990,662

Computers - Memory Devices — 0.1%
LaserCard Corp.†	29,100	103,596
Xyratex, Ltd.†	14,900	49,170

		152,766

Computers - Periphery Equipment — 0.9%
Synaptics, Inc.†#	60,782	2,134,664

Security Description	Shares	Market Value (Note 2)

Consulting Services — 0.1%
China Direct, Inc.†	72,900	$91,125
Diamond Management & Technology Consultants, Inc.	38,100	142,875
Genpact, Ltd.†	4,400	46,024

		280,024

Consumer Products - Misc. — 0.0%
American Greetings Corp., Class A	4,700	32,195
Russ Berrie & Co., Inc.†	16,600	52,456

		84,651

Cosmetics & Toiletries — 0.7%
Alberto - Culver Co.	67,611	1,571,280

Decision Support Software — 0.3%
DemandTec, Inc.†#	7,800	72,150
Interactive Intelligence, Inc.†	11,000	143,220
SPSS, Inc.†	7,100	236,927
Wind River Systems, Inc.†	17,700	139,653

		591,950

Diagnostic Equipment — 0.0%
Immucor, Inc.†	3,300	49,665

Diagnostic Kits — 0.9%
Meridian Bioscience, Inc.#	15,900	303,849
Quidel Corp.†#	137,280	1,747,574

		2,051,423

Disposable Medical Products — 0.1%
Rochester Medical Corp.†	18,200	231,504

Distribution/Wholesale — 1.2%
Beacon Roofing Supply, Inc.†#	75,297	1,091,807
Chindex International, Inc.†	23,200	184,672
Owens & Minor, Inc.	39,838	1,396,720
Pool Corp.#	12,111	211,095

		2,884,294

Diversified Manufacturing Operations — 1.3%
A.O. Smith Corp.	18,300	548,817
Actuant Corp., Class A#	26,800	329,104
Acuity Brands, Inc.#	18,200	494,676
Colfax Corp.†	2,900	23,606
ESCO Technologies, Inc.†	7,800	316,836
GenTek, Inc.†	9,100	213,759
Harsco Corp.	6,700	194,702
Koppers Holdings, Inc.	13,600	343,944
Leggett & Platt, Inc.#	13,400	196,712
LSB Industries, Inc.†	10,400	174,200
Matthews International Corp., Class A	7,000	199,850

		3,036,206

Drug Delivery Systems — 0.0%
Alkermes, Inc.†	11,400	92,796

E - Commerce/Products — 0.0%
Blue Nile, Inc.†#	1,600	73,440

E - Commerce/Services — 0.0%
OpenTable, Inc.†	500	14,240

E - Marketing/Info — 0.2%
Digital River, Inc.†	11,500	438,495

E - Services/Consulting — 0.1%
Keynote Systems, Inc.†	24,600	178,596
Saba Software, Inc.†	13,600	48,552

		227,148

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Educational Software — 0.1%
PLATO Learning, Inc.†	41,800	$129,580

Electric Products - Misc. — 0.5%
GrafTech International, Ltd.†	93,446	950,346
Graham Corp.	11,100	155,400

		1,105,746

Electric - Distribution — 0.4%
EnerNOC, Inc.†#	36,049	858,687

Electric - Integrated — 1.1%
Avista Corp.	61,964	981,510
Black Hills Corp.	5,400	115,560
Central Vermont Public Service Corp.	5,200	84,032
Cleco Corp.	4,800	98,208
El Paso Electric Co.†	10,400	137,696
NV Energy, Inc.	19,000	190,000
OGE Energy Corp.	10,200	263,364
PNM Resources, Inc.	23,600	218,300
The Empire District Electric Co.	12,300	192,741
Unisource Energy Corp.	8,700	221,328

		2,502,739

Electronic Components - Misc. — 0.6%
OSI Systems, Inc.†	73,011	1,343,402

Electronic Components - Semiconductors — 1.9%
Advanced Analogic Technologies, Inc.†	15,400	72,842
AuthenTec, Inc.†	79,200	138,600
Cavium Networks, Inc.†#	6,000	86,640
Ceva, Inc.†	14,200	108,062
Conexant Systems, Inc.†#	10,160	11,786
Diodes, Inc.†#	20,250	311,242
Microtune, Inc.†	51,100	117,530
National Semiconductor Corp.	10,300	142,964
ON Semiconductor Corp.†	3,600	24,660
PMC - Sierra, Inc.†	6,000	45,540
Rubicon Technology, Inc.†#	7,700	70,763
Semtech Corp.†	186,321	2,997,905
Silicon Laboratories, Inc.†#	12,900	433,698
Zarlink Semiconductor, Inc.†	50,100	24,048

		4,586,280

Electronic Design Automation — 0.1%
Cadence Design Systems, Inc.†	26,900	151,985

Electronic Measurement Instruments — 0.3%
Analogic Corp.	3,400	124,066
CyberOptics Corp.†	18,900	99,792
LeCroy Corp.†	26,600	108,262
Measurement Specialties, Inc.†	9,200	50,600
National Instruments Corp.#	10,300	218,463
Orbotech, Ltd.†	15,700	113,982

		715,165

Electronic Parts Distribution — 0.0%
Nu Horizons Electronics Corp.	22,800	84,816

Electronic Security Devices — 0.1%
American Science and Engineering, Inc.#	3,300	206,349
Vicon Industries, Inc.†	21,026	117,746

		324,095

Energy - Alternate Sources — 0.1%
GT Solar International, Inc.†#	17,300	111,066
Ocean Power Technologies, Inc.†	17,900	130,312
Plug Power, Inc.†	116,900	108,717

		350,095

Security Description	Shares	Market Value (Note 2)

Enterprise Software/Service — 2.8%
American Software, Inc., Class A	37,400	$186,626
Ariba, Inc.†	279,449	2,646,382
MedAssets, Inc.†	7,400	116,994
Omnicell, Inc.†	146,735	1,348,495
Open Text Corp.†	62,576	2,204,552
PROS Holdings, Inc.†	6,900	54,993
RightNow Technologies, Inc.†	17,500	153,825
Salary.com, Inc.†	7,500	14,775

		6,726,642

Entertainment Software — 0.0%
Glu Mobile, Inc.†#	6,700	5,092

Environmental Monitoring & Detection — 0.1%
Mine Safety Appliances Co.#	6,600	154,572

Finance - Consumer Loans — 0.0%
Encore Capital Group, Inc.†	400	5,152

Finance - Investment Banker/Broker — 1.1%
Cowen Group, Inc.†	16,900	85,683
International Assets Holding Corp.†	5,800	84,622
KBW, Inc.†#	77,380	2,014,201
Penson Worldwide, Inc.†#	15,600	154,128
Piper Jaffray Cos., Inc.†#	10,100	364,307

		2,702,941

Finance - Mortgage Loan/Banker — 0.0%
Federal Agricultural Mtg. Corp., Class C	9,600	60,000

Finance - Other Services — 0.0%
MarketAxess Holdings, Inc.†	10,700	112,885

Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.#	17,400	228,114
MGIC Investment Corp.#	13,700	59,732
Radian Group, Inc.	13,700	38,771

		326,617

Fisheries — 0.1%
HQ Sustainable Maritime Industries, Inc.†	23,000	207,460

Food - Baking — 0.5%
Flowers Foods, Inc.#	56,338	1,192,675

Food - Canned — 0.6%
Seneca Foods Corp., Class A†	2,500	63,825
Seneca Foods Corp., Class B†#	1,000	26,030
Treehouse Foods, Inc.†#	46,475	1,242,277

		1,332,132

Food - Misc. — 0.1%
M&F Worldwide Corp.†	9,100	152,425
Senomyx, Inc.†	7,100	10,934

		163,359

Food - Retail — 0.1%
Village Super Market Inc., Class A	5,400	156,330

Footwear & Related Apparel — 0.0%
R.G. Barry Corp.	17,000	101,320

Garden Products — 0.1%
Toro Co.#	7,700	237,160

Gas - Distribution — 1.2%
Energen Corp.	31,590	1,175,780
Southwest Gas Corp.	12,700	263,906
UGI Corp.	62,715	1,512,058

		2,951,744

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Hazardous Waste Disposal — 0.0%
EnergySolutions	12,400	$100,068

Health Care Cost Containment — 0.0%
Transcend Services, Inc.†	9,500	114,665

Heart Monitors — 0.4%
Arrhythmia Research Technology, Inc.†	13,800	34,914
Cardiac Science Corp.†	196,015	809,542

		844,456

Home Furnishings — 0.1%
American Woodmark Corp.	5,400	103,734
Tempur - Pedic International, Inc.#	10,800	119,124

		222,858

Hotel/Motels — 0.3%
Red Lion Hotels Corp.†	168,584	826,062

Human Resources — 0.3%
Kforce, Inc.†	19,800	184,338
MPS Group, Inc.†	33,000	250,470
On Assignment, Inc.†	26,200	93,534
Resources Connection, Inc.†	13,100	242,743

		771,085

Independent Power Producers — 0.0%
Synthesis Energy Systems, Inc.†	4,300	2,322

Industrial Audio & Video Products — 0.0%
Iteris, Inc.†	36,500	52,195

Industrial Automated/Robotic — 0.2%
Gerber Scientific, Inc.†	40,100	129,523
Hurco Cos., Inc.†	7,700	110,572
Intermec, Inc.†	7,100	81,508
Nordson Corp.#	4,900	188,160

		509,763

Instruments - Controls — 0.1%
Spectrum Control, Inc.†	17,000	139,740
Woodward Governor Co.	6,100	125,233

		264,973

Instruments - Scientific — 0.8%
Dionex Corp.†	27,007	1,522,115
FEI Co.†	17,000	369,920

		1,892,035

Insurance Brokers — 1.2%
Arthur J. Gallagher & Co.	71,280	1,493,316
eHealth, Inc.†	87,528	1,400,448

		2,893,764

Insurance - Multi-line — 0.8%
Citizens, Inc.†	22,100	145,639
Hanover Insurance Group, Inc.	37,308	1,280,037
HCC Insurance Holdings, Inc.	14,400	355,536

		1,781,212

Insurance - Property/Casualty — 1.3%
FPIC Insurance Group, Inc.†	48,803	1,451,401
Hallmark Financial Services, Inc.†	23,100	160,776
Infinity Property & Casualty Corp.	13,000	478,530
Markel Corp.†#	1,400	399,000
Meadowbrook Insurance Group, Inc.	22,200	164,058
Mercer Insurance Group, Inc.	9,700	147,925
SeaBright Insurance Holdings, Inc.†	8,500	68,765
Selective Insurance Group, Inc.	18,700	247,027

		3,117,482

Security Description	Shares	Market Value (Note 2)

Internet Application Software — 1.1%
Cybersource Corp.†	140,086	$1,821,118
eResearchTechnology, Inc.†	137,039	820,864

		2,641,982

Internet Connectivity Services — 0.1%
Cogent Communications Group, Inc.†#	10,600	82,786
PC - Tel, Inc.†	18,900	105,084

		187,870

Internet Content - Information/News — 0.1%
ADAM, Inc.†	36,200	108,600
The Knot, Inc.†#	17,700	144,786
TheStreet.com, Inc.	23,900	46,605

		299,991

Internet Infrastructure Software — 0.0%
TeleCommunication Systems, Inc., Class A†	10,800	80,676

Internet Security — 0.3%
Actividentity Corp.†	59,000	136,880
Blue Coat Systems, Inc.†	15,400	218,218
Sourcefire, Inc.†#	16,900	206,180
Zix Corp.†	83,100	137,946

		699,224

Investment Management/Advisor Services — 1.5%
Affiliated Managers Group, Inc.†#	28,590	1,604,185
Cohen & Steers, Inc.#	7,700	118,811
GAMCO Investors, Inc., Class A#	28,761	1,511,391
Pzena Investment Management, Inc., Class A	3,700	24,161
Teton Advisors, Inc.(3)	626	1,394
U.S. Global Investors, Inc., Class A	20,200	138,370
Waddell & Reed Financial, Inc., Class A	8,300	202,520

		3,600,832

Lasers - System/Components — 1.3%
Cymer, Inc.†#	71,250	1,977,900
Newport Corp.†	10,500	61,320
Rofin - Sinar Technologies, Inc.†	44,290	998,739

		3,037,959

Leisure Products — 0.1%
Brunswick Corp.#	25,700	118,734
GameTech International, Inc.†	6,884	10,188

		128,922

Linen Supply & Related Items — 0.1%
G&K Services, Inc., Class A	7,400	158,656

Machinery - Construction & Mining — 0.0%
Terex Corp.†	1,600	21,472

Machinery - Electrical — 0.2%
Baldor Electric Co.#	18,700	433,653

Machinery - General Industrial — 1.4%
Applied Industrial Technologies, Inc.#	24,000	498,480
Chart Industries, Inc.†	58,956	1,251,636
Gardner Denver, Inc.†	7,600	215,384
IDEX Corp.#	10,100	235,835
Kadant, Inc.†	29,637	413,732
Middleby Corp.†#	6,300	282,933
Tennant Co.	12,000	219,240
Wabtec Corp.#	3,300	117,744

		3,234,984

Machinery - Material Handling — 0.0%
Cascade Corp.#	3,100	89,497

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Machinery - Pumps — 0.1%
Graco, Inc.#	7,900	$176,091

Medical Imaging Systems — 0.0%
Vital Images, Inc.†	9,000	104,940

Medical Information Systems — 0.1%
AMICAS, Inc.†	72,600	190,212
Eclipsys Corp.†	9,800	144,550

		334,762

Medical Instruments — 0.4%
AngioDynamics, Inc.†	6,400	78,528
Bovie Medical Corp.†	32,900	220,430
CryoLife, Inc.†	34,400	161,336
Edwards Lifesciences Corp.†	2,000	127,680
Micrus Endovascular Corp.†#	6,200	55,862
Stereotaxis, Inc.†#	11,800	40,946
Synergetics USA, Inc.†	31,361	31,361
Vascular Solutions, Inc.†	29,900	209,300

		925,443

Medical Laser Systems — 0.0%
LCA - Vision, Inc.†	18,000	111,780

Medical Products — 1.8%
Cantel Medical Corp.†	21,600	293,976
Haemonetics Corp.†	30,569	1,627,188
Hanger Orthopedic Group, Inc.†	9,200	135,240
Henry Schein, Inc.†	700	31,878
Invacare Corp.	80,668	1,369,743
Osteotech, Inc.†	46,600	195,254
PSS World Medical, Inc.†#	4,200	67,494
Span - America Medical Systems, Inc.	12,500	135,125
The Cooper Cos., Inc.#	3,200	84,832
TomoTherapy, Inc.†#	11,300	25,877
Wright Medical Group, Inc.†#	13,700	213,720

		4,180,327

Medical Sterilization Products — 0.1%
STERIS Corp.#	12,400	293,012

Medical - Biomedical/Gene — 1.5%
Alexion Pharmaceuticals, Inc.†	7,700	281,050
Bio - Rad Laboratories, Inc., Class A†	10,381	772,762
Cubist Pharmaceuticals, Inc.†	12,500	213,250
deCODE genetics, Inc.†	15,700	5,809
Discovery Laboratories, Inc.†	117,900	128,511
Exelixis, Inc.†	17,000	94,350
Harvard Bioscience, Inc.†	61,600	210,672
Immunogen, Inc.†	14,000	116,060
Incyte Corp.†#	31,700	104,293
Integra LifeSciences Holdings Corp.†	3,500	90,860
InterMune, Inc.†#	57,719	682,238
Martek Biosciences Corp.	3,000	63,570
Myriad Genetics, Inc.†	2,100	75,936
Regeneron Pharmaceuticals, Inc.†#	6,300	96,453
Seattle Genetics, Inc.†#	5,600	51,464
SuperGen, Inc.†	59,400	118,800
The Medicines Co.†	11,300	86,558
Vertex Pharmaceuticals, Inc.†#	8,511	253,713
Vical, Inc.†	48,985	104,338

		3,550,687

Medical - Drugs — 1.5%
Acadia Pharmaceuticals, Inc.†#	4,600	9,016
Adolor Corp.†	22,400	45,920
Cephalon, Inc.†	1,900	110,789
Pharmasset, Inc.†#	7,500	78,750

Security Description	Shares	Market Value (Note 2)

Medical - Drugs (continued)
Santarus, Inc.†	67,900	$137,158
ViroPharma, Inc.†#	174,253	1,211,058
Vivus, Inc.†#	357,646	1,849,030
XenoPort, Inc.†	7,100	122,901

		3,564,622

Medical - HMO — 0.3%
AMERIGROUP Corp.†	12,600	363,636
Centene Corp.†	16,100	292,698

		656,334

Medical - Hospitals — 1.0%
LifePoint Hospitals, Inc.†#	16,300	444,175
Universal Health Services, Inc., Class B	35,230	1,935,184

		2,379,359

Medical - Nursing Homes — 0.8%
Advocat, Inc.†	13,000	44,200
Skilled Healthcare Group, Inc. Class A†	196,171	1,845,969

		1,890,169

Medical - Outpatient/Home Medical — 0.5%
Gentiva Health Services, Inc.†	70,638	1,125,263

Metal Processors & Fabrication — 0.8%
Haynes International, Inc.†	8,300	190,485
North American Galvanizing & Coatings, Inc.†	33,200	185,256
RBC Bearings, Inc.†	76,312	1,407,956
Sun Hydraulics Corp.#	2,400	38,160

		1,821,857

Mining — 0.1%
Allied Nevada Gold Corp.†	19,293	149,521
Lihir Gold, Ltd.†(4)	52,100	135,185
Vista Gold Corp.†	24,300	65,367

		350,073

Miscellaneous Manufacturing — 0.7%
AptarGroup, Inc.	48,189	1,494,341
Spire Corp.†	19,300	126,801

		1,621,142

MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	42,600	95,424

Multimedia — 0.4%
FactSet Research Systems, Inc.#	13,000	687,700
Meredith Corp.#	11,800	318,128

		1,005,828

Networking Products — 0.9%
Acme Packet, Inc.†	4,600	35,650
Anixter International, Inc.†#	39,659	1,626,812
Atheros Communications, Inc.†#	6,800	113,968
BigBand Networks, Inc.†#	7,000	36,540
Ixia†	14,800	90,280
Parkervision, Inc.†	25,300	82,478
Soapstone Networks, Inc.†	28,700	108,773

		2,094,501

Non-Hazardous Waste Disposal — 0.7%
Waste Connections, Inc.†	66,215	1,681,861

Oil Companies - Exploration & Production — 3.0%
Arena Resources, Inc.†#	50,884	1,822,665
Barnwell Industries, Inc.	13,200	58,740
Bill Barrett Corp.†#	19,200	653,376
Brigham Exploration Co.†	50,600	171,028

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Oil Companies - Exploration & Production (continued)
Callon Petroleum Co.†	44,000	$116,160
Comstock Resources, Inc.†	35,951	1,431,928
Concho Resources, Inc.†	16,200	519,210
FieldPoint Petroleum Corp.†	86,200	179,296
Forest Oil Corp.†#	11,000	209,110
GeoMet, Inc.†	26,800	33,500
Mariner Energy, Inc.†	25,131	363,394
Parallel Petroleum Corp.†	46,700	97,136
Penn Virginia Corp.	55,396	1,059,172
Rex Energy Corp†	37,300	254,013
TransGlobe Energy Corp.†	26,100	70,209

		7,038,937

Oil Field Machinery & Equipment — 2.3%
Bolt Technology Corp.†	28,200	320,070
Complete Production Services, Inc.†	269,737	1,909,738
Gulf Island Fabrication, Inc.	3,900	62,010
Lufkin Industries, Inc.	30,548	1,386,268
NATCO Group, Inc., Class A†	58,274	1,649,154
Natural Gas Services Group, Inc.†	11,400	169,404

		5,496,644

Oil Refining & Marketing — 0.1%
Holly Corp.	5,400	130,626

Oil - Field Services — 1.3%
Boots & Coots International Control, Inc.†	75,700	98,410
Key Energy Services, Inc.†	3,300	21,285
Oceaneering International, Inc.†	43,558	2,239,752
SEACOR Holdings, Inc.†	7,600	580,716
Union Drilling, Inc.†	6,500	63,635

		3,003,798

Paper & Related Products — 0.0%
KapStone Paper and Packaging Corp.†	14,700	62,475

Patient Monitoring Equipment — 0.0%
Masimo Corp.†#	1,000	23,940

Pharmacy Services — 0.1%
Catalyst Health Solutions, Inc.†	13,000	278,070

Physicians Practice Management — 0.0%
Healthways, Inc.†	4,100	49,077

Pollution Control — 0.0%
CECO Environmental Corp.†	28,500	94,050

Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	13,600	128,520
PowerSecure International, Inc.†	36,600	166,896

		295,416

Precious Metals — 0.1%
Franco - Nevada Corp.	12,600	350,273

Printing - Commercial — 0.1%
Consolidated Graphics, Inc.†	7,900	128,217
Multi-Color Corp.	11,250	143,213

		271,430

Publishing - Books — 0.1%
Scholastic Corp.#	16,215	317,814

Quarrying — 0.7%
Compass Minerals International, Inc.	30,659	1,644,242

Racetracks — 0.0%
Dover Motorsports, Inc.	58,800	92,316

Security Description	Shares	Market Value (Note 2)

Radio — 0.0%
Saga Communications, Inc., Class A†	7,600	$52,440

Real Estate Investment Trusts — 2.6%
Alexandria Real Estate Equities, Inc.#	22,263	799,242
Anworth Mortgage Asset Corp.	13,500	89,910
Cousins Properties, Inc.#	15,000	135,000
DiamondRock Hospitality Co.	47,500	308,750
EastGroup Properties, Inc.	11,400	388,854
Equity One, Inc.#	18,100	261,364
Essex Property Trust, Inc.#	1,600	108,944
Hatteras Financial Corp.	3,700	92,204
LaSalle Hotel Properties	79,940	1,093,579
Parkway Properties, Inc.	10,500	136,920
Senior Housing Properties Trust	59,333	993,828
SL Green Realty Corp.	11,400	261,060
Universal Health Realty Income Trust	43,994	1,410,447

		6,080,102

Real Estate Operations & Development — 0.0%
Stratus Properties, Inc.†	7,600	54,872

Recreational Centers — 0.1%
Town Sports International Holdings, Inc.†	67,300	263,143

Recreational Vehicles — 0.0%
Polaris Industries, Inc.#	900	28,593

Rental Auto/Equipment — 0.1%
Electro Rent Corp.	6,300	60,795
H&E Equipment Services, Inc.†	25,000	165,000

		225,795

Resort/Theme Parks — 0.0%
Great Wolf Resorts, Inc.†	37,200	100,812

Respiratory Products — 0.0%
ResMed, Inc.†	1,200	44,484

Retail - Apparel/Shoe — 3.3%
American Eagle Outfitters, Inc.	12,200	180,682
AnnTaylor Stores Corp.†	39,150	286,578
Christopher & Banks Corp.#	14,900	77,182
Collective Brands, Inc.†#	131,044	1,934,210
Gymboree Corp.†#	5,600	206,360
Hot Topic, Inc.†#	28,300	204,043
J Crew Group, Inc.†#	121,105	3,131,775
Phillips-Van Heusen Corp.	57,245	1,687,010
Talbots, Inc.#	1,500	5,025

		7,712,865

Retail - Arts & Crafts — 0.0%
A.C. Moore Arts & Crafts, Inc.†#	4,900	16,464

Retail - Automobile — 0.1%
Group 1 Automotive, Inc.#	10,500	224,805

Retail - Convenience Store — 0.7%
The Pantry, Inc.†	88,799	1,768,876

Retail - Discount — 0.7%
Citi Trends, Inc.†	61,804	1,593,307
HSN, Inc.†	4,600	51,980

		1,645,287

Retail - Drug Store — 0.1%
Allion Healthcare, Inc.†	61,200	323,136

Retail - Home Furnishings — 0.1%
Kirkland’s, Inc.†	17,100	136,458

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Retail - Jewelry — 0.1%
Tiffany & Co.#	5,200	$147,524

Retail - Leisure Products — 0.0%
MarineMax, Inc.†#	11,400	33,744

Retail - Mail Order — 0.1%
Sport Supply Group, Inc.	27,600	206,724

Retail - Pet Food & Supplies — 0.2%
PetMed Express, Inc.†	14,500	211,990
PetSmart, Inc.	6,900	140,484

		352,474

Retail - Restaurants — 4.2%
BJ’s Restaurants, Inc.†#	10,600	152,004
Brinker International, Inc.	115,047	2,059,341
Carrols Restaurant Group, Inc.†	27,500	206,250
DineEquity, Inc.	56,168	1,557,539
Einstein Noah Restaurant Group, Inc.†	4,310	34,006
Famous Dave’s of America, Inc.†	16,700	103,206
Luby’s, Inc.†	25,300	109,296
Panera Bread Co., Class A†#	6,800	362,032
Papa John’s International, Inc.†	56,146	1,521,556
PF Chang’s China Bistro, Inc.†#	8,400	268,296
Red Robin Gourmet Burgers, Inc.†#	8,800	152,240
Sonic Corp.†#	172,337	1,625,138
Texas Roadhouse, Inc., Class A†#	129,306	1,503,829
The Cheesecake Factory, Inc.†#	22,300	381,553

		10,036,286

Retail - Sporting Goods — 0.2%
Hibbett Sports, Inc.†#	13,500	243,405
Zumiez, Inc.†#	19,200	171,264

		414,669

Savings & Loans/Thrifts — 1.0%
Abington Bancorp, Inc.	28,640	232,270
BankAtlantic Bancorp, Inc.	36,700	137,625
Clifton Savings Bancorp, Inc.	14,000	140,000
First Niagara Financial Group, Inc.	32,900	417,501
Louisiana Bancorp, Inc.†	6,700	95,475
MutualFirst Financial, Inc.	6,589	58,247
NewAlliance Bancshares, Inc.#	19,200	248,448
Pacific Premier Bancorp, Inc.†	20,800	101,712
Pulaski Financial Corp.	16,500	107,250
Rome Bancorp, Inc.	19,500	189,150
Teche Holding Co.	1,600	56,656
United Financial Bancorp, Inc.	20,087	250,686
United Western Bancorp, Inc.	7,612	76,957
Westfield Financial, Inc.	16,800	154,560

		2,266,537

Schools — 0.2%
American Public Education, Inc.†	2,800	91,476
Corinthian Colleges, Inc.†#	20,100	309,138
Grand Canyon Education, Inc.†#	1,700	23,052
Princeton Review, Inc.†	16,600	77,688

		501,354

Seismic Data Collection — 0.1%
ION Geophysical Corp.†#	20,700	58,581
T.G.C. Industries, Inc.†	35,075	163,450

		222,031

Semiconductor Components - Integrated Circuits — 0.7%
Emulex Corp.†	11,500	126,385
Power Integrations, Inc.#	71,783	1,583,533

		1,709,918

Security Description	Shares	Market Value (Note 2)

Semiconductor Equipment — 1.5%
ATMI, Inc.†	89,443	$1,451,660
Brooks Automation, Inc.†	1,366	5,341
Formfactor, Inc.†#	6,400	116,160
Mattson Technology, Inc.†	20,400	26,520
MKS Instruments, Inc.†	102,069	1,378,952
Novellus Systems, Inc.†	9,000	161,370
Photronics, Inc.†	39,000	123,240
Rudolph Technologies, Inc.†	41,700	184,731
Semitool, Inc.†	17,600	86,240
Trio Tech International†	15,800	37,130
Veeco Instruments, Inc.†	9,200	96,876

		3,668,220

Specified Purpose Acquisitions — 0.0%
Highlands Acquisition Corp.†	11,700	113,490

Steel Pipe & Tube — 1.8%
Northwest Pipe Co.†	44,596	1,738,352
Valmont Industries, Inc.#	35,883	2,461,933

		4,200,285

Steel - Producers — 0.0%
General Steel Holdings, Inc.†	1,104	5,851

Telecom Equipment - Fiber Optics — 0.1%
Finisar Corp.†	166,195	108,027
KVH Industries, Inc.†	14,357	104,519

		212,546

Telecom Services — 0.6%
Knology, Inc.†#	16,600	132,800
NTELOS Holdings Corp.	45,803	818,500
Premiere Global Services, Inc.†	20,500	245,385
TW Telecom, Inc.†#	21,100	250,246

		1,446,931

Telecommunication Equipment — 1.9%
Adtran, Inc.	20,300	421,834
Arris Group, Inc.†#	205,088	2,485,667
Comtech Telecommunications Corp.†	48,751	1,420,604
Network Equipment Technologies, Inc.†	26,700	101,460
Sonus Networks, Inc.†	56,900	128,025

		4,557,590

Telephone - Integrated — 1.4%
Alaska Communications Systems Group, Inc.#	190,853	1,292,075
Cincinnati Bell, Inc.†	603,821	1,684,660
HickoryTech Corp.	35,200	253,440
SureWest Communications†	17,700	154,698

		3,384,873

Textile - Apparel — 0.1%
Cherokee, Inc.	6,900	143,244
Unifi, Inc.†	31,495	48,817

		192,061

Textile - Products — 0.1%
Culp, Inc.†	46,000	175,720

Therapeutics — 0.3%
BioMarin Pharmaceutical, Inc.†#	7,400	103,452
Inspire Phamaceuticals, Inc.†	47,900	196,390
Onyx Pharmaceuticals, Inc.†#	4,200	99,372
Spectrum Pharmaceuticals, Inc.†	48,200	235,216
Theravance, Inc.†#	3,800	56,240

		690,670

Transactional Software — 0.1%
Bottomline Technologies, Inc.†	12,700	123,190

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Transport - Marine — 0.7%
DryShips, Inc.#	207,704	$1,699,019

Transport - Services — 0.1%
UTi Worldwide, Inc.†	14,400	188,784

Transport - Truck — 2.8%
Heartland Express, Inc.#	1,465	23,001
Knight Transportation, Inc.#	35,175	624,005
Landstar System, Inc.	57,195	2,173,410
Marten Transport, Ltd.†	76,222	1,625,815
Old Dominion Freight Lines, Inc.†#	62,763	1,848,370
Patriot Transportation Holding, Inc.†	3,300	285,483

		6,580,084

Water — 0.2%
Artesian Resources Corp., Class A	7,400	117,512
Cascal NV	96,666	345,098
Southwest Water Co.	20,300	106,575

		569,185

Web Portals/ISP — 0.1%
Local.com Corp.†	34,400	119,368

Wire & Cable Products — 1.2%
Belden, Inc.	66,848	1,224,655
General Cable Corp.†#	40,536	1,550,097

		2,774,752

Wireless Equipment — 0.2%
Aruba Networks, Inc.†	4,400	28,644
Globecomm Systems, Inc.†	28,200	182,454
SBA Communications Corp., Class A†	5,400	138,078
Tessco Technologies, Inc.†	10,700	111,494

		460,670

Total Common Stock
(cost $288,548,991)		235,498,682

Security Description	Shares/ Principal Amount	Market Value (Note 2)

CONVERTIBLE BONDS & NOTES — 0.0%
Machinery - Construction & Mining — 0.0%
Terex Corp. 4.00% due 06/01/15 (cost $76,000)	$76,000	$76,000

Total Long-Term Investment Securities
(cost $288,624,991)		235,574,682

SHORT-TERM INVESTMENT SECURITIES — 23.1%
Collective Investment Pool — 21.4%
Securities Lending Quality Trust(1)(5)	52,209,971	50,688,198

Registered Investment Companies — 0.4%
T. Rowe Price Reserve Investment Fund	896,341	896,341

Time Deposits — 1.3%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/09	3,174,000	3,174,000

Total Short-Term Investment Securities
(cost $56,280,310)		54,758,539

TOTAL INVESTMENTS
(cost $344,905,301)(2)	122.3%	290,333,221
Liabilities in excess of other assets	(22.3)	(52,889,334)

NET ASSETS —	100.0%	$237,443,887

†	Non-income producing security
#	The security or a portion thereof is out on loan (See Note 2)
(1)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)	See Note 5 for cost of investments on a tax basis.
(3)	Fair valued security; see Note 2
(4)	Security was valued using fair value procedures at May 31, 2009. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(5)	At May 31, 2009, the Fund had loaned securities with a total value of $54,017,801. This was secured by collateral of $52,209,971, which was received in cash and subsequently invested in short-term investments currently valued at $50,688,198 as reported in the portfolio of investments. The remaining collateral of $1,421,849 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.
The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range
United States Treasury Notes	1.13% to 4.88%	12/15/10 to 2/15/12
United States Treasury Bonds	4.50% to 8.75%	08/15/20 to 02/15/36

See Notes to Financial Statements

VALIC Company I Small Cap Index Fund

PORTFOLIO PROFILE — May 31, 2009 (Unaudited)

Industry Allocation*

Collective Investment Pool	19.3%
Banks — Commercial	5.6
Real Estate Investment Trusts	5.5
Medical — Biomedical/Gene	3.9
Commercial Paper	3.5
Oil Companies — Exploration & Production	2.5
Retail — Apparel/Shoe	2.1
Electronic Components — Semiconductors	1.9
Electric — Integrated	1.8
Retail — Restaurants	1.7
Enterprise Software/Service	1.6
Insurance — Property/Casualty	1.4
Insurance — Reinsurance	1.4
Medical Products	1.4
Medical — Drugs	1.3
Savings & Loans/Thrifts	1.3
Gas — Distribution	1.3
Diversified Manufacturing Operations	1.3
Networking Products	1.2
Food — Misc.	1.1
Finance — Investment Banker/Broker	1.1
Distribution/Wholesale	1.1
Medical Instruments	1.0
Chemicals — Specialty	1.0
Commercial Services — Finance	1.0
Computers — Integrated Systems	1.0
Telecom Services	0.9
Telecommunication Equipment	0.9
Commercial Services	0.9
Therapeutics	0.8
Aerospace/Defense — Equipment	0.8
Consulting Services	0.8
Semiconductor Equipment	0.8
Machinery — General Industrial	0.8
Transport — Truck	0.7
Computer Services	0.7
Transport — Marine	0.7
Human Resources	0.7
Metal Processors & Fabrication	0.7
Medical Information Systems	0.7
Semiconductor Components — Integrated Circuits	0.7
U.S. Government Treasuries	0.6
Medical — HMO	0.6
Aerospace/Defense	0.6
Footwear & Related Apparel	0.6
Airlines	0.6
Oil Field Machinery & Equipment	0.6
Apparel Manufacturers	0.5
Wireless Equipment	0.5
Consumer Products — Misc.	0.5
Electronic Components — Misc.	0.5
Rental Auto/Equipment	0.5
Investment Companies	0.5
Applications Software	0.5
Internet Application Software	0.4
Oil — Field Services	0.4
Data Processing/Management	0.4
Medical — Outpatient/Home Medical	0.4
Schools	0.4
Chemicals — Diversified	0.4
Repurchase Agreements	0.4
E-Marketing/Info	0.4
Machinery — Electrical	0.4
Lasers — System/Components	0.4
Food — Retail	0.4
Transactional Software	0.4
Instruments — Scientific	0.4
Industrial Automated/Robotic	0.4
Building — Heavy Construction	0.4

Identification Systems	0.4
Water	0.4
Printing — Commercial	0.3
Physical Therapy/Rehabilitation Centers	0.3
Building & Construction Products — Misc.	0.3
Computers — Memory Devices	0.3
Insurance — Life/Health	0.3
E-Commerce/Products	0.3
Food — Wholesale/Distribution	0.3
Internet Infrastructure Software	0.3
Engineering/R&D Services	0.3
Auto/Truck Parts & Equipment — Original	0.3
Office Furnishings — Original	0.3
Non-Hazardous Waste Disposal	0.3
Power Converter/Supply Equipment	0.3
Computer Software	0.3
Computers — Periphery Equipment	0.3
Electric — Transmission	0.3
E-Commerce/Services	0.3
Building — Residential/Commercial	0.3
Diagnostic Equipment	0.3
Home Furnishings	0.3
Toys	0.3
Transport — Services	0.3
Telecom Equipment — Fiber Optics	0.3
Leisure Products	0.3
Drug Delivery Systems	0.3
Paper & Related Products	0.3
Tobacco	0.3
Coffee	0.2
Electronic Measurement Instruments	0.2
Telephone — Integrated	0.2
E-Services/Consulting	0.2
Containers — Paper/Plastic	0.2
Computers	0.2
Electric Products — Misc.	0.2
Retail — Convenience Store	0.2
Cellular Telecom	0.2
Instruments — Controls	0.2
Finance — Consumer Loans	0.2
Casino Services	0.2
Filtration/Separation Products	0.2
Quarrying	0.2
Energy — Alternate Sources	0.2
Diagnostic Kits	0.2
Computer Aided Design	0.2
Hazardous Waste Disposal	0.2
Investment Management/Advisor Services	0.2
Food — Baking	0.2
Gold Mining	0.2
Oil & Gas Drilling	0.2
Advanced Materials	0.2
Retail — Automobile	0.2
Audio/Video Products	0.2
Medical — Nursing Homes	0.2
Non-Ferrous Metals	0.2
Wire & Cable Products	0.2
Decision Support Software	0.2
Financial Guarantee Insurance	0.2
Patient Monitoring Equipment	0.2
Retail — Pawn Shops	0.2
Environmental Consulting & Engineering	0.2
Building — Maintance & Services	0.2
Diversified Operations/Commercial Services	0.2
Retail — Sporting Goods	0.2
Building & Construction — Misc.	0.2
Intimate Apparel	0.2
Retail — Discount	0.2
Medical Sterilization Products	0.2

VALIC Company I Small Cap Index Fund

PORTFOLIO PROFILE — May 31, 2009 (Unaudited) — (continued)

Industry Allocation* (continued)

Cosmetics & Toiletries	0.2%
Web Portals/ISP	0.2
Alternative Waste Technology	0.2
Real Estate Operations & Development	0.2
Internet Security	0.2
Research & Development	0.2
Retail — Gardening Products	0.2
Containers — Metal/Glass	0.2
Retail — Petroleum Products	0.2
Broadcast Services/Program	0.2
Superconductor Product & Systems	0.2
Coal	0.2
Dental Supplies & Equipment	0.1
Entertainment Software	0.1
Agricultural Operations	0.1
Satellite Telecom	0.1
Finance — Other Services	0.1
Oil Refining & Marketing	0.1
Recreational Vehicles	0.1
Internet Telephone	0.1
Transport — Equipment & Leasing	0.1
Private Corrections	0.1
Insurance — Multi-line	0.1
Educational Software	0.1
Auto/Truck Parts & Equipment — Replacement	0.1
Chemicals — Plastics	0.1
Disposable Medical Products	0.1
Circuit Boards	0.1
Hotels/Motels	0.1
Gambling (Non-Hotel)	0.1
Resorts/Theme Parks	0.1
Communications Software	0.1
Electronic Security Devices	0.1
Linen Supply & Related Items	0.1
Transport — Rail	0.1
Poultry	0.1
Batteries/Battery Systems	0.1
Building Products — Cement	0.1
Internet Content — Information/News	0.1
Environmental Monitoring & Detection	0.1
Retail — Perfume & Cosmetics	0.1
Theaters	0.1
Web Hosting/Design	0.1
Food — Canned	0.1
Steel Pipe & Tube	0.1
Precious Metals	0.1
Machinery — Material Handling	0.1
Building Products — Doors & Windows	0.1
Retail — Hair Salons	0.1
Engines — Internal Combustion	0.1
Independent Power Producers	0.1
Electronic Design Automation	0.1
Diversified Minerals	0.1
Recreational Centers	0.1
Multilevel Direct Selling	0.1
Auction Houses/Art Dealers	0.1
Pharmacy Services	0.1
Miscellaneous Manufacturing	0.1
Internet Financial Services	0.1
Building Products — Air & Heating	0.1
Publishing — Books	0.1
Finance — Leasing Companies	0.1
Internet Infrastructure Equipment	0.1
Rubber — Tires	0.1
Insurance Brokers	0.1
Casino Hotels	0.1
Retail — Regional Department Stores	0.1
Medical Labs & Testing Services	0.1

Racetracks	0.1
Internet Connectivity Services	0.1
Auto — Heavy Duty Trucks	0.1
Auto Repair Centers	0.1
Physicians Practice Management	0.1
Medical — Generic Drugs	0.1
Marine Services	0.1
Building — Mobile Home/Manufactured Housing	0.1
Internet Incubators	0.1
Retirement/Aged Care	0.1
Machinery — Construction & Mining	0.1
Food — Confectionery	0.1
Protection/Safety	0.1
Retail — Fabric Store	0.1
Seismic Data Collection	0.1
Building Products — Wood	0.1
Advertising Services	0.1
Metal — Diversified	0.1
Metal — Aluminum	0.1
Office Supplies & Forms	0.1
Golf	0.1
Publishing — Newspapers	0.1
Vitamins & Nutrition Products	0.1
Machinery — Farming	0.1
Storage/Warehousing	0.1
Machinery — Pumps	0.1
Medical Imaging Systems	0.1
Retail — Home Furnishings	0.1
MRI/Medical Diagnostic Imaging	0.1
Forestry	0.1
Mining	0.1
Retail — Pet Food & Supplies	0.1
Funeral Services & Related Items	0.1

120.2%

*	Calculated as a percentage of net assets

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 96.4%
Advanced Materials — 0.2%
Ceradyne, Inc.†	21,411	$483,888
Hexcel Corp.†	77,998	833,799
Metabolix, lnc.†#	15,428	108,613

		1,426,300

Advertising Services — 0.1%
inVentiv Health, Inc.†	26,865	338,499
Marchex, Inc., Class B	21,758	72,454

		410,953

Aerospace/Defense — 0.6%
Aerovironment, Inc.†	7,884	220,121
Cubic Corp.	12,667	483,246
Esterline Technologies Corp.†	23,907	653,617
Herley Industries, Inc.†	10,978	117,135
National Presto Industries, Inc.	3,650	297,402
Teledyne Technologies, Inc.†	28,812	947,051
TransDigm Group, Inc.†	27,016	1,059,568

		3,778,140

Aerospace/Defense-Equipment — 0.8%
AAR Corp.†#	31,494	462,962
Argon ST, Inc.†	10,640	220,461
Curtiss - Wright Corp.	36,377	1,065,119
Ducommun, Inc.	8,585	163,201
GenCorp, Inc.†	46,341	93,145
HEICO Corp.#	18,015	628,363
Kaman Corp.	20,609	326,653
LMI Aerospace, Inc.†	7,057	66,477
Moog, Inc., Class A†	34,650	828,135
Orbital Sciences Corp.†	47,581	700,392
Triumph Group, Inc.#	13,433	529,394

		5,084,302

Agricultural Operations — 0.1%
Alico, Inc.#	2,913	74,427
Andersons, Inc.#	14,715	369,347
Cadiz, Inc.†#	9,722	73,984
Griffin Land and Nurseries, Inc.	2,715	78,355
Maui Land & Pineapple Co., Inc.†#	3,803	33,086
Tejon Ranch Co.†	9,048	232,443

		861,642

Airlines — 0.6%
AirTran Holdings, Inc.†#	95,091	482,111
Alaska Air Group, Inc.†	29,246	455,360
Allegiant Travel Co.†#	11,102	447,855
Hawaiian Holdings, Inc.†	35,148	184,879
JetBlue Airways Corp.†#	140,714	637,434
Republic Airways Holdings, Inc.†	28,408	166,471
Skywest, Inc.	47,441	486,270
UAL Corp.†#	89,362	416,427
US Airways Group, Inc.†#	107,190	276,550

		3,553,357

Alternative Waste Technology — 0.2%
Calgon Carbon Corp.†	43,951	506,755
Darling International, Inc.†	66,245	501,474
Rentech, Inc.†#	134,777	71,432

		1,079,661

Apparel Manufacturers — 0.5%
American Apparel, Inc.†#	27,534	109,035
Carter’s, Inc.†	46,009	1,088,113
Columbia Sportswear Co.#	10,059	318,971
G - III Apparel Group, Ltd.†	10,749	71,911
Maidenform Brands, Inc.†	18,254	235,842
Oxford Industries, Inc.	11,565	107,207

Security Description	Shares	Market Value (Note 2)

Apparel Manufacturers (continued)
Quiksilver, Inc.†	102,450	$312,472
True Religion Apparel, Inc.†#	13,867	319,773
Under Armour, Inc., Class A†#	26,785	657,304
Volcom, Inc.†#	14,768	201,878

		3,422,506

Applications Software — 0.5%
Actuate Corp.†	66,574	322,218
American Reprographics Co.†	29,599	257,807
Callidus Software, Inc†#	24,490	69,307
Deltek Inc Com†	14,858	60,175
Ebix Com, Inc.†	5,193	164,462
EPIQ Systems, Inc.†#	28,740	437,710
NetSuite, Inc.†#	5,778	66,794
OpenTV Corp. Class A†	70,598	123,547
Progress Software Corp.†	33,763	756,967
Quest Software, Inc.†	53,522	691,504
Unica Corp.†	11,352	50,743

		3,001,234

Athletic Equipment — 0.0%
Nautilus, Inc.†#	18,524	25,748

Athletic Footwear — 0.0%
K - Swiss, Inc., Class A#	21,066	184,328

Auction House/Art Dealers — 0.1%
Sotheby’s#	54,752	580,371

Audio/Video Products — 0.2%
Audiovox Corp., Class A†	14,177	82,510
DTS, Inc.†#	14,480	383,286
Tivo, Inc.†	82,846	579,922
Universal Electronics, Inc.†	11,494	225,512

		1,271,230

Auto Repair Centers — 0.1%
Midas, Inc.†	11,244	112,440
Monro Muffler Brake, Inc.	13,237	353,693

		466,133

Auto - Heavy Duty Trucks — 0.1%
Force Protection, Inc.†	55,486	478,844

Auto - Truck Trailers — 0.0%
Wabash National Corp.	24,967	31,209

Auto/Truck Parts & Equipment - Original — 0.3%
American Axle & Manufacturing Holdings, Inc.#	37,445	76,388
Amerigon, Inc.†#	17,998	79,911
ArvinMeritor, Inc.#	59,905	152,758
Dana Holding Corp.†	80,471	105,417
Fuel Systems Solutions, Inc.†#	9,827	207,743
Lear Corp.†	52,102	64,607
Modine Manufacturing Co.	26,230	117,248
Spartan Motors, Inc.#	26,348	248,725
Superior Industries International, Inc.#	18,737	226,343
Tenneco, Inc.†	37,887	231,868
Titan International, Inc.#	27,885	252,080
Wonder Auto Technology, Inc.†#	11,946	97,121

		1,860,209

Auto/Truck Parts & Equipment - Replacement — 0.1%
ATC Technology Corp.†	18,536	270,255
Commercial Vehicle Group, Inc.†	18,545	23,367
Dorman Prods, Inc.†	8,918	126,636
Exide Technologies†	61,171	374,366

		794,624

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Banks - Commercial — 5.6%
1st Source Corp.	12,130	$217,127
AMCORE Financial, Inc.#	16,258	17,396
Ameris Bancorp#	11,028	69,146
Ames National Corp.#	5,236	107,181
Arrow Financial Corp.#	7,424	186,342
Bancfirst Corp.	5,999	231,441
Banco Latinoamericano de Exportaciones SA, Class E	22,176	280,970
BancTrust Financial Group, Inc.#	14,256	59,448
Bank Mutual Corp.	39,218	355,707
Bank of the Ozarks, Inc.#	10,052	254,215
BankFinancial Corp.	16,000	143,360
Banner Corp.#	12,160	74,784
Bryn Mawr Bank Corp	5,590	101,459
Camden National Corp.	6,255	204,351
Capital City Bank Group, Inc.#	9,575	135,582
Capitol Bancorp, Ltd.#	11,698	46,675
Cardinal Financial Corp.	23,010	186,611
Cascade Bancorp#	18,102	34,937
Cass Information Systems, Inc.#	5,503	171,584
Cathay General Bancorp#	40,176	416,223
Centerstate Banks of Florida, Inc.	7,506	67,854
Central Pacific Financial Corp.#	23,341	139,579
Chemical Financial Corp.#	19,368	365,280
Citizens & Northern Corp.#	7,291	152,236
Citizens Republic Bancorp†#	102,453	116,796
City Bank#	11,124	33,372
City Holding Co.	13,107	416,016
CoBiz Financial, Inc.#	15,324	99,606
Colonial BancGroup, Inc.#	164,090	213,317
Columbia Banking System, Inc.#	14,706	159,854
Community Bank Systems, Inc.#	26,527	411,168
Community Trust Bancorp, Inc.	12,186	335,481
Corus Bankshares, Inc.†#	30,650	8,889
CSF Holdings, Inc.	2,375	0
CVB Financial Corp.#	53,776	341,478
East West Bancorp, Inc.	51,575	416,210
Encore Bancshares, Inc†	5,233	35,166
Enterprise Financial Services Corp.#	8,989	70,833
F.N.B. Corp.#	69,920	467,066
Farmers Capital Bank Corp.	5,043	110,190
Financial Institutions, Inc.	8,917	102,991
First Bancorp#	11,674	160,984
First BanCorp Puerto Rico#	57,834	282,808
First Bancorp, Inc Me	7,042	119,151
First Busey Corp.#	20,649	160,030
First Commonwealth Financial Corp.#	69,127	511,540
First Community Bancshares, Inc.#	7,749	135,143
First Financial Bancorp	30,474	259,943
First Financial Bankshares, Inc.#	16,897	825,081
First Financial Corp.#	9,193	309,344
First Merchants Corp.	17,827	176,309
First Midwest Bancorp, Inc.#	39,482	343,493
First South Bancorp, Inc.#	6,533	64,677
FirstMerit Corp.	66,172	1,152,832
Frontier Financial Corp.#	38,219	56,946
Glacier Bancorp, Inc.#	49,339	817,547
Greene County Bancshares, Inc.#	10,667	60,055
Guaranty Bancorp†#	42,810	66,784
Hancock Holding Co.#	20,919	730,701
Hanmi Financial Corp.#	30,267	43,584
Harleysville National Corp.#	34,791	219,531
Heartland Financial USA, Inc.#	10,646	160,968
Heritage Commerce Corp.#	8,426	51,146
Home Bancshares, Inc.#	10,774	214,941
IBERIABANK Corp.	12,927	562,583
Independent Bank Corp.#	16,902	343,449

Security Description	Shares	Market Value (Note 2)

Banks - Commercial (continued)
Integra Bank Corp.	16,800	$24,696
International Bancshares Corp.#	41,469	465,282
Lakeland Bancorp, Inc.#	16,404	173,718
Lakeland Financial Corp.	9,944	185,754
M&T Bank Corp.	4,625	232,637
MainSource Financial Group, Inc.#	16,371	130,477
MB Financial, Inc.#	28,241	288,341
Midwest Banc Holdings, Inc.†#	18,049	21,839
Nara BanCorp., Inc.#	18,527	82,260
National Penn Bancshares, Inc.#	68,279	413,771
NBT Bancorp, Inc.#	27,826	610,502
Old National Bancorp#	53,823	645,338
Old Second Bancorp, Inc.#	11,172	71,613
Oriental Financial Group, Inc.	19,748	195,703
Pacific Capital Bancorp#	37,481	187,780
Pacific Contl Corp.#	8,057	97,812
PacWest Bancorp#	17,369	245,424
Park National Corp.#	8,980	565,740
Peapack Gladstone Financial Corp.	6,748	114,041
Pennsylvania Commerce Bancorp, Inc.†#	4,211	76,472
Peoples Bancorp, Inc.#	8,374	148,471
Pinnacle Financial Partners, Inc.†#	19,318	280,111
Premierwest Bancorp#	17,417	62,179
PrivateBancorp, Inc.#	24,377	488,271
Prosperity Bancshares, Inc.#	31,864	894,104
Renasant Corp.	17,031	233,325
Republic Bancorp, Inc., Class A#	7,513	182,190
S&T Bancorp, Inc.#	19,357	289,194
S.Y. Bancorp, Inc.#	10,902	270,152
Sandy Spring Bancorp, Inc.#	13,347	182,187
Santander Bancorp†	3,564	26,231
SCBT Financial Corp.#	10,278	231,769
Seacoast Banking Corp. of Florida#	12,044	30,953
Shore Bancshares, Inc.#	6,825	126,262
Sierra Bancorp#	6,039	87,445
Signature Bank†#	28,602	773,684
Simmons First National Corp., Class A#	11,331	309,676
Smithtown Bancorp, Inc.#	9,932	122,164
Southside Bancshares, Inc.	10,357	237,382
Southwest Bancorp, Inc.	11,811	109,252
State Bancorp, Inc.	11,637	88,790
StellarOne Corp.#	18,359	226,183
Sterling Bancorp	14,625	134,257
Sterling Bancshares, Inc.	66,968	424,577
Sterling Financial Corp.#	42,183	175,059
Suffolk Bancorp#	7,780	203,058
Sun Bancorp, Inc.†	12,456	83,704
Susquehanna Bancshares, Inc.#	69,902	499,100
SVB Financial Group†#	24,333	655,774
Texas Capital Bancshares, Inc.†	25,943	398,225
The South Financial Group, Inc.#	68,906	130,921
Tompkins Trustco, Inc.#	4,705	227,487
Townebank Portsmouth Va	16,876	275,079
TriCo Bancshares#	11,277	160,359
TrustCo Bank Corp. NY#	61,524	346,995
Trustmark Corp.#	40,246	788,419
UCBH Holdings, Inc.#	95,354	147,799
UMB Financial Corp.	25,256	1,013,523
Umpqua Holdings Corp.#	48,843	415,165
Union Bankshares Corp.#	10,960	158,701
United Bankshares, Inc.#	30,777	649,087
United Community Banks, Inc.†#	33,431	259,090
United Security Bancshares#	7,015	42,792
Univest Corp. of Pennsylvania	10,442	207,483
W Holding Co., Inc.#	1,854	35,078

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Banks - Commercial (continued)
Washington Trust Bancorp, Inc.#	11,037	$186,415
WesBanco, Inc.	21,584	354,625
West Bancorp, Inc.	14,150	90,560
West Coast Bancorp.#	12,759	35,215
Westamerica Bancorp#	23,591	1,223,429
Western Alliance Bancorp†	32,976	228,194
Wilshire Bancorp, Inc.#	15,651	75,438
Wintrust Financial Corp.#	19,192	345,456
Yadkin Valley Financial Corp.#	12,960	83,592

		35,471,322

Banks - Fiduciary — 0.0%
Boston Private Financial Holdings, Inc.#	47,188	234,996

Batteries/Battery Systems — 0.1%
Advanced Battery Technologies, Inc.†#	39,300	140,694
China BAK Battery, Inc.†	26,633	59,392
EnerSys†	22,346	362,005
Medis Technologies, Ltd.†#	25,416	6,862
Ultralife Corp.†#	10,209	70,851
Valence Technology, Inc.†#	43,561	76,667

		716,471

Beverages - Non-alcoholic — 0.0%
Coca - Cola Bottling Co.	3,315	161,705
National Beverage Corp.†	8,741	93,966

		255,671

Brewery — 0.0%
Boston Beer Co., Inc., Class A†#	6,854	195,476

Broadcast Services/Program — 0.2%
CKX, Inc.†#	42,776	298,149
Crown Media Holdings, Inc., Class A†#	8,859	20,996
DG Fastchannel, Inc.†#	14,476	286,480
Fisher Communications, Inc.	5,437	66,929
Global Traffic Network, Inc.†	9,624	30,027
Gray Television, Inc.#	34,717	23,608
Outdoor Channel Holdings, lnc.†#	12,172	85,204
RHI Entertainment, Inc.†#	10,976	34,245
World Wrestling Entertainment, Inc.#	17,251	215,292

		1,060,930

Building & Construction Products - Misc. — 0.3%
Builders FirstSource, Inc.†#	12,923	53,114
China Architectral Engr Inc Com†#	15,155	22,126
Drew Industries, Inc.†#	16,016	229,830
Gibraltar Industries, Inc.#	21,856	168,728
Interline Brands, Inc.†	26,328	351,479
Louisiana-Pacific Corp.†	83,966	364,412
NCI Building Systems, Inc.†#	16,044	72,198
Simpson Manufacturing Co., Inc.#	30,258	630,577
Trex Co., Inc.†#	12,344	137,142

		2,029,606

Building & Construction - Misc. — 0.2%
Dycom Industries, Inc.†	32,606	381,164
Insituform Technologies, Inc., Class A†	31,572	460,636
Layne Christensen Co.†	15,590	333,314

		1,175,114

Building Products - Air & Heating — 0.1%
Aaon, Inc.#	10,902	226,762
Comfort Systems USA, Inc.	32,613	304,279

		531,041

Security Description	Shares	Market Value (Note 2)

Building Products - Cement — 0.1%
Texas Industries, Inc.#	18,993	$646,332
US Concrete, Inc.†	29,850	69,252

		715,584

Building Products - Doors & Windows — 0.1%
Apogee Enterprises, Inc.#	23,511	289,656
Quanex Building Products Corp.	30,161	332,977

		622,633

Building Products - Light Fixtures — 0.0%
LSI Industries, Inc.	15,267	74,350

Building Products - Wood — 0.1%
Universal Forest Products, Inc.	13,505	411,362

Building - Heavy Construction — 0.4%
Granite Construction, Inc.#	26,919	983,889
Orion Marine Group, Inc.†	17,533	369,596
Sterling Construction Co., Inc.†	9,373	160,278
Tutor Perini Corp.†	40,907	844,730

		2,358,493

Building - Maintance & Services — 0.2%
ABM Industries, Inc.#	35,545	575,118
Integrated Electrical Services, Inc.†	6,291	62,029
Rollins, Inc.	33,802	564,832

		1,201,979

Building - Mobile Home/Manufactured Housing — 0.1%
Cavco Industries, Inc.†#	5,259	120,957
Champion Enterprises, Inc.†#	63,149	27,785
Palm Harbor Homes, Inc.†#	8,044	18,260
Skyline Corp.#	5,546	110,199
Winnebago Industries, Inc.	23,625	181,204

		458,405

Building - Residential/Commercial — 0.3%
Amrep Corp.†#	1,403	20,203
Beazer Homes USA, Inc.†#	31,898	81,340
Brookfield Homes Corp.†#	7,608	31,573
Hovnanian Enterprises, Inc., Class A†#	37,709	101,060
M/I Homes, Inc.	14,947	172,787
Meritage Homes Corp.†	24,948	520,665
Ryland Group, Inc.#	34,449	588,389
Standard - Pacific Corp.†#	81,728	199,417

		1,715,434

Cable/Satellite TV — 0.0%
Mediacom Communications Corp., Class A†	31,993	191,638

Casino Hotels — 0.1%
Ameristar Casinos, Inc.#	20,653	414,506
Monarch Casino & Resort, Inc.†#	9,319	75,763
Riviera Holdings Corp.†#	8,190	11,302

		501,571

Casino Services — 0.2%
Bally Technologies, Inc.†#	44,474	1,245,272
Elixir Gaming Technologies, Inc.†	55,048	9,909
Shuffle Master, Inc.†	43,011	188,818

		1,443,999

Cellular Telecom — 0.2%
Centennial Communications Corp.†	54,754	460,481
iPCS, Inc.†(1)(6)	13,947	252,720
Syniverse Holdings, Inc.†	41,712	623,594

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Cellular Telecom (continued)
Virgin Mobile USA, Inc.†	30,041	$144,497

		1,481,292

Chemicals - Diversified — 0.4%
Aceto Corp.	19,870	121,008
Innophos Holdings, Inc.	8,490	132,359
Innospec, Inc.	19,011	169,388
Olin Corp.	60,769	811,874
Rockwood Holdings, Inc.†	33,891	505,654
ShengdaTech, Inc.†	24,501	96,044
Solutia, Inc.†	76,741	376,031
Westlake Chemical Corp.#	15,581	318,631

		2,530,989

Chemicals - Fibers — 0.0%
Zoltek Cos., Inc.†#	22,372	221,483

Chemicals - Other — 0.0%
American Vanguard Corp.	15,349	156,713

Chemicals - Plastics — 0.1%
A. Schulman, Inc.	22,030	328,908
Landec Corp.†	18,859	128,241
PolyOne Corp.†	75,832	228,254
Spartech Corp.	24,845	105,095

		790,498

Chemicals - Specialty — 1.0%
Arch Chemicals, Inc.	20,211	567,929
Balchem Corp.	14,729	355,263
Ferro Corp.#	35,537	131,132
H.B. Fuller Co.#	39,374	670,145
ICO, Inc.†	22,519	64,855
Minerals Technologies, Inc.	15,357	600,766
NewMarket Corp.	10,950	794,641
OM Group, Inc.†#	24,827	657,916
Penford Corp.	9,131	55,699
Quaker Chemical Corp.	8,807	121,449
Sensient Technologies Corp.	39,071	895,507
Stepan Co.	5,153	216,478
Symyx Technologies, Inc.†	27,341	132,330
WR Grace & Co.†	58,625	760,952
Zep, Inc.	16,998	206,866

		6,231,928

Circuit Boards — 0.1%
Multi - Fineline Electronix, Inc.†	7,055	135,104
Park Electrochemical Corp.	16,542	319,095
TTM Technologies, Inc.†#	34,698	308,812

		763,011

Coal — 0.2%
International Coal Group, Inc.†#	103,396	330,867
James River Coal Co.†	22,278	499,473
National Coal Corp.†	22,423	40,810
Westmoreland Coal Co.†	7,724	67,971

		939,121

Coffee — 0.2%
Farmer Brothers Co.#	5,489	122,460
Green Mountain Coffee Roasters, Inc.†#	13,988	1,167,578
Peet’s Coffee & Tea, Inc.†#	10,710	279,424

		1,569,462

Collectibles — 0.0%
RC2 Corp.†	14,150	170,225

Security Description	Shares	Market Value (Note 2)

Commerce — 0.0%
i2 Technologies, Inc.†#	12,733	$156,361

Commercial Services — 0.9%
Arbitron, Inc.	22,175	441,504
CoStar Group, Inc.†#	15,876	565,979
DynCorp International, Inc., Class A†	20,112	291,021
ExlService Holdings, Inc.†	11,535	114,196
First Advantage Corp., Class A†	8,357	112,652
Healthcare Services Group, Inc.	41,548	726,259
HMS Holdings Corp.†	20,318	714,178
ICT Group, Inc.†	7,114	62,817
Live Nation, Inc.†	61,602	352,363
National Resh Corp.	1,390	37,280
PHH Corp.†#	44,014	677,816
Pre - Paid Legal Services, Inc.†#	7,056	298,892
Standard Parking Corp.†	7,285	108,765
Steiner Leisure, Ltd.†	14,804	431,537
Team, Inc.†	15,006	212,335
TeleTech Holdings, Inc.†	29,575	341,000
The Providence Service Corp.†	10,450	113,905

		5,602,499

Commercial Services - Finance — 1.0%
Advance America Cash Advance Centers, Inc.	34,019	153,085
Bankrate, Inc.†#	10,349	311,608
Cardtronics, Inc.†#	10,272	33,281
CBIZ, Inc.†#	36,379	263,020
Coinstar, Inc.†#	24,407	722,935
Deluxe Corp.	41,867	591,999
Dollar Financial Corp.†	19,701	198,389
Euronet Worldwide, Inc.†#	38,311	611,444
Global Cash Access Holdings, Inc.†#	32,613	227,639
Heartland Payment Systems, Inc.	19,841	151,784
Interactive Data Corp.	29,743	697,473
Jackson Hewitt Tax Service, Inc.	23,111	91,751
Net 1 UEPS Technologies, Inc.†	40,547	495,079
PRG - Schultz International, Inc.†	12,187	34,977
Riskmetrics Group, Inc.†#	17,465	280,663
TNS, Inc.†	19,888	374,889
Wright Express Corp.†	31,545	784,524

		6,024,540

Communications Software — 0.1%
Digi International, Inc.†	20,954	181,462
DivX, Inc.†	21,904	116,091
Seachange International, Inc.†	25,096	185,710
Smith Micro Software, Inc.†	26,229	255,995

		739,258

Computer Aided Design — 0.2%
MSC.Software Corp.†	36,532	264,126
Parametric Technology Corp.†	93,615	1,084,062

		1,348,188

Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.†	12,246	69,190
Trident Microsystems, Inc.†	49,593	85,300

		154,490

Computer Services — 0.7%
3PAR, Inc.†	22,136	192,362
CACI International, Inc., Class A†	24,483	939,413
CIBER, Inc.†	49,434	158,683
COMSYS IT Partners, Inc.†	11,830	59,860
iGate Corp.	17,786	94,977
Insight Enterprises, Inc.†	38,111	287,738

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Computer Services (continued)
Manhattan Associates, Inc.†#	18,752	$329,848
Ness Technologies, Inc.†	31,881	109,033
Perot Systems Corp., Class A†	70,306	960,380
SRA International, Inc.†	34,570	613,272
SYKES Enterprises, Inc.†	26,815	437,084
Syntel, Inc.#	10,484	301,205
Virtusa Corp.†#	7,163	50,571

		4,534,426

Computer Software — 0.3%
Accelrys, Inc.†	21,782	102,158
Avid Technology, Inc.†#	24,521	349,179
Blackbaud, Inc.#	36,356	504,258
Double - Take Software, Inc.†	14,042	129,327
Guidance Software, Inc.†	7,576	24,243
Omniture, Inc.†#	47,947	566,733
Phoenix Technologies, Ltd.†	23,629	65,925

		1,741,823

Computers — 0.2%
Palm, Inc.†#	112,066	1,367,205
Silicon Graphics International Corp.†	24,093	122,152

		1,489,357

Computers - Integrated Systems — 1.0%
3D Systems Corp.†	14,494	100,009
Agilysys, Inc.#	18,455	119,219
Cray, Inc.†	26,789	115,461
Echelon Corp.†#	24,106	176,697
Integral Systems, Inc.†	13,772	104,667
Jack Henry & Associates, Inc.	60,811	1,117,098
Maxwell Technologies, Inc.†	15,255	173,297
Mercury Computer Systems, Inc.†	18,493	139,437
MICROS Systems, Inc.†	66,211	1,729,431
MTS Systems Corp.	14,259	316,265
NCI, Inc.†#	5,286	132,996
NetScout Systems, Inc.†	23,947	224,623
Radiant Systems, Inc.†	22,479	169,716
Radisys Corp.†	18,237	157,932
Riverbed Technology, Inc.†#	45,589	915,883
Stratasys, Inc.†#	16,776	175,477
Super Micro Computer, Inc.†	19,156	128,345

		5,996,553

Computers - Memory Devices — 0.3%
Data Domain, Inc.†#	25,554	650,860
Hutchinson Technology, Inc.†#	19,169	40,447
Imation Corp.#	24,278	234,525
Isilon Systems, Inc.†	20,014	54,838
Netezza Corp†	32,059	223,772
Quantum Corp.†	167,073	192,134
Silicon Storage Technology, Inc.†	63,506	116,851
Smart Modular Technologies WWH, Inc.†	36,019	100,133
STEC, Inc.†#	24,956	409,029

		2,022,589

Computers - Periphery Equipment — 0.3%
Compellent Technologies Inc†#	11,478	133,948
Electronics for Imaging, Inc.†	40,022	407,024
Immersion Corp.†#	22,679	100,922
Rimage Corp.†	7,837	119,357
Synaptics, Inc.†#	27,639	970,682

		1,731,933

Security Description	Shares	Market Value (Note 2)

Consulting Services — 0.8%
China Direct, Inc.†	5,545	$6,931
CRA International, Inc.†	8,953	235,912
Forrester Research, Inc.†	12,629	292,614
Gartner, Inc.†	48,128	738,765
Hill International, Inc.†	19,038	77,294
Huron Consulting Group, Inc.†	16,870	773,152
ICF International, Inc.†#	5,402	143,693
LECG Corp.†	20,781	60,680
MAXIMUS, Inc.	14,354	572,725
Navigant Consulting, Inc.†	39,268	467,682
The Advisory Board Co.†	12,992	301,414
The Hackett Group, Inc.†	31,313	73,586
Watson Wyatt Worldwide, Inc., Class A	34,687	1,316,025

		5,060,473

Consumer Products - Misc. — 0.5%
American Greetings Corp., Class A#	32,055	219,577
Blyth, Inc.	4,964	164,854
Central Garden and Pet Co. Class A†	52,333	515,480
CSS Industries, Inc.	5,999	109,182
Helen of Troy, Ltd.†	24,551	474,080
Prestige Brands Holdings, Inc.†	27,441	170,957
Russ Berrie & Co., Inc.†	13,628	43,065
Tupperware Brands Corp.	50,391	1,225,509
WD-40 Co.	13,355	346,963

		3,269,667

Containers - Metal/Glass — 0.2%
Bway Holding Co.†	6,080	88,342
Silgan Holdings, Inc.	20,498	907,242

		995,584

Containers - Paper/Plastic — 0.2%
AEP Industries, Inc.†	4,404	109,175
Graphic Packaging Holding Co.†	117,484	220,870
Rock - Tenn Co., Class A	30,989	1,189,358

		1,519,403

Cosmetics & Toiletries — 0.2%
Chattem, Inc.†#	13,969	834,369
Columbia Laboratories, Inc.†#	38,059	47,954
Elizabeth Arden, Inc.†	19,847	139,921
Inter Parfums, Inc.#	11,427	95,873

		1,118,117

Data Processing/Management — 0.4%
Acxiom Corp.	49,663	530,898
Commvault Systems, Inc.†	34,758	429,261
CSG Systems International, Inc.†	28,394	390,985
Fair Isaac Corp.#	39,531	694,955
FalconStor Software, Inc.†	33,298	120,872
Infogroup, Inc.†	26,875	150,500
Pegasystems, Inc.	11,724	311,155
Schawk, Inc.	12,241	85,687

		2,714,313

Decision Support Software — 0.2%
DemandTec, Inc.†	16,766	155,085
Interactive Intelligence, Inc.†	10,716	139,522
QAD, Inc.	10,114	30,140
SPSS, Inc.†	14,511	484,232
Wind River Systems, Inc.†	55,293	436,262

		1,245,241

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†#	53,074	$627,865
Sirona Dental Systems, Inc.†	13,722	269,912

		897,777

Diagnostic Equipment — 0.3%
Affymetrix, Inc.†	56,436	271,457
Cepheid, Inc.†#	46,280	467,428
Hansen Medical, Inc.†	20,466	116,656
Immucor, Inc.†	56,940	856,947

		1,712,488

Diagnostic Kits — 0.2%
Inverness Medical Innovations, Inc.	1,482	315,222
Meridian Bioscience, Inc.#	32,647	623,884
OraSure Technologies, Inc.†#	38,087	138,637
Quidel Corp.†#	21,310	271,276

		1,349,019

Direct Marketing — 0.0%
Harte - Hanks, Inc.	29,837	251,526

Disposable Medical Products — 0.1%
ICU Medical, Inc.†	9,545	345,147
Medical Action Industries, Inc.†	11,475	117,160
Merit Medical Systems, Inc.†	22,439	307,190

		769,497

Distribution/Wholesale — 1.1%
Beacon Roofing Supply, Inc.†#	36,001	522,014
Bmp Sunstone Corp Com†#	19,772	91,149
Brightpoint, Inc.†	40,531	239,944
Chindex International, Inc.†	8,978	71,465
Core - Mark Holding Co., Inc.†	7,649	199,715
FGX International Holdings†	11,167	150,308
Fossil, Inc.†	36,876	825,285
Houston Wire & Cable Co.#	14,465	172,712
MWI Veterinary Supply, Inc.†	8,337	243,690
Owens & Minor, Inc.	33,428	1,171,986
Pool Corp.#	38,874	677,574
Scansource, Inc.†#	21,362	528,496
School Specialty, Inc.†#	15,278	290,588
Titan Machinery ,Inc.†#	5,948	74,707
United Stationers, Inc.†	19,024	681,249
Watsco, Inc.#	18,993	935,025

		6,875,907

Diversified Financial Services — 0.0%
Doral Financial Corp.†#	4,375	15,444

Diversified Manufacturing Operations — 1.3%
A.O. Smith Corp.	16,224	486,558
Actuant Corp., Class A#	45,416	557,709
Acuity Brands, Inc.#	33,010	897,212
Ameron International Corp.	7,453	413,269
AZZ, Inc.†#	9,861	342,670
Barnes Group, Inc.#	38,885	593,385
Blount International, Inc.†	31,011	260,182
Colfax Corp.†	17,530	142,694
EnPro Industries, Inc.†#	16,427	289,279
ESCO Technologies, Inc.†	21,090	856,676
Federal Signal Corp.	39,022	334,809
GenTek, Inc.†#	7,290	171,242
Griffon Corp.†	43,528	421,786
Koppers Holdings, Inc.	16,937	428,337
LSB Industries, Inc.†	14,123	236,560
Lydall, Inc.†	13,485	49,760
Matthews International Corp., Class A	25,355	723,885

Security Description	Shares	Market Value (Note 2)

Diversified Manufacturing Operations (continued)
Park - Ohio Holdings Corp.†	6,641	$22,380
Raven Industries, Inc.#	13,004	357,090
Standex International Corp.	10,156	103,388
Tredegar Corp.	19,574	274,427

		7,963,298

Diversified Minerals — 0.1%
AMCOL International Corp.#	19,756	422,976
General Moly Inc†#	50,996	108,621
United States Lime + Minerals†#	1,450	57,957

		589,554

Diversified Operations — 0.0%
Resource America, Inc., Class A	7,980	42,214

Diversified Operations/Commercial Services — 0.2%
Chemed Corp.	18,187	696,017
Compass Diversified Trust	19,376	170,509
Viad Corp.	16,834	247,291
Volt Information Sciences, Inc.†#	9,743	64,888

		1,178,705

Drug Delivery Systems — 0.3%
Alkermes, Inc.†	77,684	632,348
Depomed, Inc.†	41,508	89,242
I - Flow Corp.†	17,564	96,602
Nektar Therapeutics†#	75,124	507,087
Noven Pharmaceuticals, Inc.†	20,182	224,020

		1,549,299

E - Commerce/Products — 0.3%
1 - 800 - FLOWERS.COM, Inc., Class A†	21,232	49,471
Bidz.com, Inc.†	4,708	14,454
Blue Nile, Inc.†#	10,847	497,877
Drugstore.com, Inc.†	67,927	115,476
Mercadolibre, Inc.†#	20,711	448,186
NutriSystem, Inc.	24,833	340,212
Overstock.com, Inc.†	12,532	142,614
Shutterfly, Inc.†	15,994	228,394
Stamps.com, Inc.†	12,144	107,839

		1,944,523

E - Commerce/Services — 0.3%
Global Sources, Ltd.†	13,132	89,560
Internet Brands Inc Cl A Common†#	18,024	121,302
Move, Inc.†	104,321	219,074
NetFlix, Inc.†#	31,101	1,226,001
Orbitz Worldwide, Inc.†#	29,754	64,269

		1,720,206

E - Marketing/Info — 0.4%
comScore, Inc.†#	14,614	162,946
Constant Contact, Inc.†#	16,521	290,605
Digital River, Inc.†	30,180	1,150,764
Liquidity Services, Inc.†	11,889	116,393
ValueClick, Inc.†	70,407	777,997

		2,498,705

E - Services/Consulting — 0.2%
GSI Commerce, Inc.†#	19,090	245,497
Keynote Systems, Inc.†	11,230	81,530
Perficient, Inc.†	25,993	165,316
Sapient Corp.†	71,378	379,017
Websense, Inc.†	36,693	665,978

		1,537,338

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Educational Software — 0.1%
Blackboard, Inc.†#	25,148	$724,765
Renaissance Learning, Inc.#	7,806	76,577

		801,342

Electric Products - Misc. — 0.2%
GrafTech International, Ltd.†	97,177	988,290
Graham Corp.#	8,067	112,938
Harbin Electric, Inc.†#	6,063	76,333
Littelfuse, Inc.†	17,618	309,020

		1,486,581

Electric - Distribution — 0.0%
EnerNOC, Inc.†#	7,861	187,249

Electric - Integrated — 1.8%
Allete, Inc.#	22,519	594,952
Avista Corp.	43,131	683,195
Black Hills Corp.	31,224	668,194
Central Vermont Public Service Corp.	9,408	152,033
CH Energy Group, Inc.	12,824	531,811
Cleco Corp.	48,939	1,001,292
El Paso Electric Co.†	36,398	481,909
IDACORP, Inc.	36,777	855,801
MGE Energy, Inc.	17,954	557,113
NorthWestern Corp.	29,195	625,649
Otter Tail Corp.#	28,699	544,420
Pike Electric Corp.†	13,748	150,403
PNM Resources, Inc.	70,244	649,757
Portland General Electric Co.	42,318	761,301
The Empire District Electric Co.	27,437	429,938
U S Geothermal, Inc.†#	50,416	68,062
UIL Holdings Corp.#	23,844	494,286
Unisource Energy Corp.	27,985	711,938
Westar Energy, Inc.	85,231	1,521,373

		11,483,427

Electric - Transmission — 0.3%
ITC Holdings Corp.	40,180	1,723,320

Electronic Components - Misc. — 0.5%
Bel Fuse, Inc., Class B	9,636	130,086
Benchmark Electronics, Inc.†	54,844	669,097
CTS Corp.	27,347	157,792
Daktronics, Inc.#	26,657	228,450
LaBarge, Inc.†	9,915	75,354
Methode Electronics, Inc.	30,889	180,392
Microvision, Inc. Wash†#	55,302	117,793
NVE Corp.†	3,772	150,918
OSI Systems, Inc.†	12,789	235,318
Plexus Corp.†	32,447	592,482
Rogers Corp.†	16,691	284,748
Sanmina-SCI Corp.†	397,076	285,895
Stoneridge, Inc.†	11,893	38,414
Technitrol, Inc.	33,272	116,785

		3,263,524

Electronic Components - Semiconductors — 1.9%
Actel Corp.†	20,554	231,849
Advanced Analogic Technologies, Inc.†	39,484	186,759
Amkor Technology, Inc.†#	88,618	402,326
Applied Micro Circuits Corp.†	52,675	411,918
AuthenTec, Inc.†	20,365	35,639
Cavium Networks, Inc.†#	24,617	355,469
Ceva, Inc.†	16,368	124,560
Diodes, Inc.†#	23,524	361,564
DSP Group, Inc.†	18,730	135,793

Security Description	Shares	Market Value (Note 2)

Electronic Components - Semiconductors (continued)
Emcore Corp†#	59,646	$78,136
Entropic Communications ,Inc.†	7,490	17,602
IXYS Corp.	19,690	186,464
Kopin Corp.†	56,080	220,955
Lattice Semiconductor Corp.†	93,625	185,378
Macrovision Solutions Corp.†#	67,032	1,512,912
Microsemi Corp.†	67,186	904,324
Microtune, Inc.†	44,139	101,520
MIPS Technologies, Inc.†	36,008	140,071
Monolithic Power Systems, Inc.†	21,214	439,342
Netlogic Microsystems, Inc.†#	13,898	454,743
OmniVision Technologies, Inc.†#	41,501	472,696
PLX Technology, Inc.†	19,166	61,715
PMC - Sierra, Inc.†	177,798	1,349,487
Rubicon Technology, Inc.†#	10,770	98,976
Semtech Corp.†	50,189	807,541
Silicon Image, Inc.†	59,598	141,247
SiRF Technology Holdings, Inc.†#	49,308	196,246
Skyworks Solutions, Inc.†	132,517	1,262,887
Supertex, Inc.†	9,021	220,924
Volterra Semiconductor Corp.†	22,994	314,098
Zoran Corp.†	42,110	466,579

		11,879,720

Electronic Design Automation — 0.1%
Cogo Group, Inc.†	19,296	125,617
Magma Design Automation, Inc.†#	33,598	49,725
Mentor Graphics Corp.†	73,789	414,694

		590,036

Electronic Measurement Instruments — 0.2%
Analogic Corp.	10,889	397,340
Axsys Technologies, Inc.†	6,705	329,081
Badger Meter, Inc.	11,855	481,550
FARO Technologies, Inc.†#	13,559	209,215
Measurement Specialties, Inc.†	11,729	64,510
Zygo Corp.†	12,422	62,731

		1,544,427

Electronic Security Devices — 0.1%
American Science and Engineering, Inc.	7,383	461,659
ICX Technologies Inc Com†	11,138	47,337
Taser International, Inc.†	50,879	221,832

		730,828

Energy - Alternate Sources — 0.2%
Akeena Solar, Inc.†#	18,963	22,756
Ascent Solar Technologies, Inc.†#	6,064	36,687
Clean Energy Fuels Corp.†#	20,077	193,341
Comverge, Inc.†#	17,739	180,938
Ener1, Inc.†#	32,947	220,745
Evergreen Energy, Inc.†#	106,019	108,988
FuelCell Energy, Inc.†#	55,757	188,459
Greenhunter Energy, Inc.†#	3,680	4,412
GT Solar International, Inc.†#	24,658	158,304
Headwaters, Inc.†#	34,141	135,540
Pacific Ethanol, Inc.†	35,947	13,660
Plug Power, Inc.†#	94,407	87,798
Quantum Fuel Systems Technologies Worldwide, Inc.†#	63,562	46,330

		1,397,958

Engineering/R&D Services — 0.3%
EMCOR Group, Inc.†	55,171	1,239,692
ENGlobal Corp.†	22,003	120,357
Michael Baker Corp.†	5,945	249,868

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Engineering/R&D Services (continued)
Stanley, Inc.†#	7,180	$187,326
VSE Corp.	3,258	81,809

		1,879,052

Engines - Internal Combustion — 0.1%
Briggs & Stratton Corp.#	40,290	612,408

Enterprise Software/Service — 1.6%
Advent Software, Inc.†#	14,384	441,445
American Software, Inc., Class A	18,315	91,392
Ariba, Inc.†	69,501	658,174
Concur Technologies, Inc.†#	35,034	1,033,503
Epicor Software Corp.†#	48,225	247,877
Informatica Corp.†	71,956	1,175,041
JDA Software Group, Inc.†	20,920	311,708
Lawson Software, Inc.†	95,957	504,734
Mantech International Corp., Class A†	16,687	639,946
MedAssets, Inc.†	14,849	234,763
MicroStrategy, Inc., Class A†	7,350	343,980
Omnicell, Inc.†	25,257	232,112
Opnet Technologies, Inc.	10,713	108,844
PROS Holdings, Inc.†	10,459	83,358
RightNow Technologies, Inc.†	23,817	209,351
Sybase, Inc.†#	64,452	2,096,624
SYNNEX Corp.†#	14,146	366,098
Taleo Corp., Class A†	21,152	327,856
The Ultimate Software Group, Inc.†#	20,002	406,241
Tyler Technologies, Inc.†#	33,155	557,004

		10,070,051

Entertainment Software — 0.1%
Majesco Entertainment Co.†	2,008	2,761
Take - Two Interactive Software, Inc.	62,492	541,181
THQ, Inc.†#	54,191	348,448

		892,390

Environmental Consulting & Engineering — 0.2%
Tetra Tech, Inc.†	47,842	1,228,104

Environmental Monitoring & Detection — 0.1%
Met - Pro Corp.	12,227	105,641
Mine Safety Appliances Co.	25,209	590,395

		696,036

Filtration/Separation Products — 0.2%
CLARCOR, Inc.	41,050	1,176,493
Flanders Corp.†#	13,072	70,589
PMFG, Inc.†#	10,543	63,258
Polypore International, Inc.†	12,953	128,753

		1,439,093

Finance - Auto Loans — 0.0%
Credit Acceptance Corp.†#	4,833	103,040

Finance - Commercial — 0.0%
Newstar Financial, Inc.†	19,446	58,532

Finance - Consumer Loans — 0.2%
Encore Capital Group, Inc.†#	11,124	143,277
Nelnet, Inc., Class A†	14,219	120,293
Ocwen Financial Corp.†#	31,141	388,640
Portfolio Recovery Associates, Inc.†#	12,344	444,014
The First Marblehead Corp.†	56,189	98,892
World Acceptance Corp.†#	13,293	266,259

		1,461,375

Security Description	Shares	Market Value (Note 2)

Finance - Credit Card — 0.0%
Advanta Corp., Class B#	31,130	$21,791
CompuCredit Corp.†#	13,093	39,148

		60,939

Finance - Investment Banker/Broker — 1.1%
Broadpoint Gleacher Securities, Inc.†#	20,632	90,368
Diamond Hill Investment Group, Inc.†	1,532	60,774
Duff + Phelps Corp New Cl A	10,058	149,462
Evercore Partners, Inc., Class A	8,418	162,636
FBR Capital Markets Corp.†	20,812	105,101
Greenhill & Co., Inc.	13,409	985,561
Interactive Brokers Group, Inc., Class A†	33,010	490,859
International Assets Holding Corp.†	3,625	52,889
KBW, Inc.†	20,221	526,353
Knight Capital Group, Inc., Class A†	76,390	1,314,672
LaBranche & Co., Inc.†	41,757	179,973
Ladenburg Thalmann Financial Services, Inc.†#	87,203	67,146
Oppenheimer Holdings, Inc.	6,502	96,620
optionsXpress Holdings, Inc.	34,420	588,238
Penson Worldwide, Inc.†	13,667	135,030
Piper Jaffray Cos., Inc.†	14,501	523,051
Sanders Morris Harris Group, Inc.	15,820	85,428
Stifel Financial Corp.†	19,765	860,568
SWS Group, Inc.	19,789	253,497
Thomas Weisel Partners Group, Inc.†#	15,776	79,195
TradeStation Group, Inc.†	26,125	214,225

		7,021,646

Finance - Leasing Companies — 0.1%
Financial Federal Corp.#	20,705	513,277

Finance - Mortgage Loan/Banker — 0.0%
Federal Agricultural Mtg. Corp., Class C#	7,708	48,175

Finance - Other Services — 0.1%
Asset Acceptance Capital Corp.†#	12,128	104,301
BGC Parnters, Inc., Class A#	25,630	86,373
FCStone Group, Inc.†#	18,453	75,288
GFI Group, Inc.	53,732	322,930
MarketAxess Holdings, Inc.†	25,193	265,786

		854,678

Financial Guarantee Insurance — 0.2%
Ambac Financial Group, Inc.#	233,198	291,497
Assured Guaranty, Ltd.#	45,345	594,473
PMI Group, Inc.#	66,027	114,887
Primus Guaranty, Ltd.†	20,906	58,119
Radian Group, Inc.#	65,389	185,051

		1,244,027

Firearms & Ammunition — 0.0%
Smith & Wesson Holding Corp.†	34,324	181,231

Fisheries — 0.0%
HQ Sustainable Maritime Industries, Inc.†	5,421	48,897

Food - Baking — 0.2%
Flowers Foods, Inc.#	62,854	1,330,619

Food - Canned — 0.1%
Treehouse Foods, Inc.†#	25,369	678,113

Food - Confectionery — 0.1%
Tootsie Roll Industries, Inc.#	19,920	448,200

Food - Dairy Products — 0.0%
American Dairy, Inc.†	5,774	209,885
Lifeway Foods, Inc.†#	3,924	44,027

		253,912

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Food - Misc. — 1.1%
B + G Foods, Inc.	17,724	$128,499
Cal - Maine Foods, Inc.	10,545	257,720
Calavo Growers, Inc.#	8,431	135,570
Chiquita Brands International, Inc.†#	35,200	367,840
Diamond Foods, Inc.	13,051	384,874
J & J Snack Foods Corp.	11,509	431,818
Lancaster Colony Corp.	16,389	755,041
Lance, Inc.	21,983	468,897
M&F Worldwide Corp.†	9,439	158,103
Ralcorp Holdings, Inc.†	45,699	2,617,182
Seaboard Corp.	274	294,276
Smart Balance, Inc.†#	50,919	376,801
The Hain Celestial Group, Inc.†#	32,942	565,614
Zhongpin, Inc.†#	15,758	166,720

		7,108,955

Food - Retail — 0.4%
Arden Group, Inc., Class A	933	119,424
Great Atlantic & Pacific Tea Co., Inc.†#	28,673	113,545
Ingles Markets, Inc., Class A	10,223	152,732
Ruddick Corp.	34,219	860,950
Village Super Market Inc., Class A	5,192	150,309
Weis Markets, Inc.	8,967	313,217
Winn - Dixie Stores, Inc.†	43,959	670,814

		2,380,991

Food - Wholesale/Distribution — 0.3%
Fresh Del Monte Produce, Inc.†	34,094	604,827
Nash Finch Co.	10,354	303,476
Spartan Stores, Inc.	17,786	220,724
United Natural Foods, Inc.†	34,857	792,300

		1,921,327

Footwear & Related Apparel — 0.6%
CROCS, Inc.†#	67,658	196,885
Deckers Outdoor Corp.†	10,600	614,376
Iconix Brand Group, Inc.†	46,872	758,857
Skechers USA, Inc., Class A†	26,688	253,536
Steven Madden, Ltd.†	14,350	390,607
Timberland Co., Class A†	38,859	558,792
Weyco Group, Inc.#	5,893	141,609
Wolverine World Wide, Inc.	40,454	801,394

		3,716,056

Forestry — 0.1%
Deltic Timber Corp.	8,550	287,109

Funeral Services & Related Items — 0.1%
Stewart Enterprises, Inc., Class A#	67,986	280,782

Gambling (Non-Hotel) — 0.1%
Dover Downs Gaming & Entertainment, Inc.	11,348	67,294
Isle of Capri Casinos, Inc.†	12,837	168,678
Pinnacle Entertainment, Inc.†	48,743	519,113

		755,085

Gas - Distribution — 1.3%
Chesapeake Utilities Corp.	5,536	181,913
Laclede Group, Inc.	17,742	551,421
New Jersey Resources Corp.	34,087	1,134,075
Nicor, Inc.#	36,698	1,154,152
Northwest Natural Gas Co.	21,476	911,441
Piedmont Natural Gas, Inc.	59,681	1,352,372
South Jersey Industries, Inc.	24,170	806,795
Southwest Gas Corp.	35,185	731,144
WGL Holdings, Inc.#	40,217	1,195,249

		8,018,562

Security Description	Shares	Market Value (Note 2)

Gold Mining — 0.2%
Royal Gold, Inc.#	28,536	$1,328,922

Golf — 0.1%
Callaway Golf Co.	53,881	383,633

Hazardous Waste Disposal — 0.2%
American Ecology Corp.	13,232	252,070
Clean Harbors, Inc.†	16,063	875,755
EnergySolutions	26,993	217,833

		1,345,658

Health Care Cost Containment — 0.0%
Corvel Corp.†	6,145	131,749

Heart Monitors — 0.0%
Cardiac Science Corp.†	15,810	65,295

Home Furnishings — 0.3%
American Woodmark Corp.	8,601	165,225
Ethan Allen Interiors, Inc.#	20,010	245,323
Furniture Brands International, Inc.#	33,780	140,863
Hooker Furniture Corp.	7,454	92,430
Kimball International, Inc., Class B	25,953	156,496
La-Z-Boy, Inc.	41,802	78,170
Sealy Corp.†#	35,949	68,303
Tempur - Pedic International, Inc.	60,711	669,642

		1,616,452

Hotels/Motels — 0.1%
Gaylord Entertainment Co.†#	33,208	471,554
Lodgian, Inc.†	13,185	25,051
Marcus Corp.	16,459	179,897
Morgans Hotel Group Co.†#	20,052	80,609

		757,111

Human Resources — 0.7%
Administaff, Inc.	17,521	376,702
AMN Healthcare Services, Inc.†	27,506	198,043
CDI Corp.	10,080	113,199
Cross Country Healthcare, Inc.†#	24,924	193,410
Emergency Medical Services Corp., Class A†	8,046	249,426
Gevity HR, Inc.	20,073	80,091
Heidrick & Struggles International, Inc.#	13,975	256,441
Hudson Highland Group, Inc.†	21,616	42,367
Kelly Services, Inc., Class A	21,332	227,399
Kenexa Corp.†	18,317	177,125
Kforce, Inc.†	24,917	231,977
Korn/Ferry International†	37,714	418,248
MPS Group, Inc.†	76,667	581,903
On Assignment, Inc.†	28,792	102,788
Resources Connection, Inc.†	36,991	685,443
Spherion Corp.†	41,856	143,985
Successfactors Inc Com†#	19,773	155,020
TrueBlue, Inc.†	36,032	307,353

		4,540,920

Identification Systems — 0.4%
Brady Corp., Class A	40,828	1,011,718
Checkpoint Systems, Inc.†	32,245	452,720
Cogent, Inc.†	33,392	335,589
L-1 Identity Solutions, Inc.†#	58,775	509,579

		2,309,606

Independent Power Producers — 0.1%
Ormat Technologies, Inc.#	14,554	580,559
Synthesis Energy Systems, Inc.†	20,609	11,129

		591,688

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Industrial Audio & Video Products — 0.0%
China Security & Surveillance Technology, Inc.†#	20,766	$145,569
Sonic Solutions†#	18,017	31,530

		177,099

Industrial Automated/Robotic — 0.4%
Cognex Corp.	32,156	420,922
Gerber Scientific, Inc.†	19,243	62,155
Hurco Cos., Inc.†#	5,217	74,916
Intermec, Inc.†	50,043	574,494
iRobot Corp.†#	14,546	181,825
Nordson Corp.#	27,388	1,051,699

		2,366,011

Instruments - Controls — 0.2%
Watts Water Technologies, Inc., Class A#	23,738	486,866
Woodward Governor Co.	47,732	979,938

		1,466,804

Instruments - Scientific — 0.4%
Dionex Corp.†	14,893	839,369
FEI Co.†	29,646	645,097
OYO Geospace Corp.†#	3,314	51,367
Varian, Inc.†	24,008	835,959

		2,371,792

Insurance Brokers — 0.1%
Crawford & Co., Class B†#	19,651	87,643
eHealth, Inc.†	20,261	324,176
Life Partners Holdings, Inc.#	6,021	95,674

		507,493

Insurance - Life/Health — 0.3%
American Equity Investment Life Holding Co.#	44,393	257,923
Delphi Financial Group, Inc., Class A	35,513	676,168
FBL Financial Group, Inc., Class A#	10,421	75,552
Independence Holding Co.	5,274	38,237
Kansas City Life Insurance Co.	3,718	87,373
National Western Life Insurance Co., Class A	1,839	220,478
Presidential Life Corp.	17,612	151,815
The Phoenix Cos., Inc.†#	93,008	186,946
Universal American Corp.†	34,959	314,281

		2,008,773

Insurance - Multi-line — 0.1%
Citizens, Inc.†#	28,708	189,185
Horace Mann Educators Corp.	33,028	298,243
United Fire & Casualty Co.	18,502	322,120

		809,548

Insurance - Property/Casualty — 1.4%
American Physicians Capital, Inc.	6,175	238,170
American Safety Insurance Holdings, Ltd.†	8,621	107,504
Amerisafe, Inc.†	15,302	247,127
Amtrust Financial Services, Inc.	12,876	123,223
Baldwin & Lyons, Inc., Class B	6,976	137,218
CNA Surety Corp.†	13,599	206,297
Donegal Group, Inc., Class A	9,526	144,033
EMC Insurance Group, Inc.#	4,756	103,871
Employers Holdings, Inc.	37,953	463,406
Enstar Group, Ltd.†	4,541	250,663
First Acceptance Corp.†#	14,021	27,481
First Mercury Financial Corp.	11,811	173,386
FPIC Insurance Group, Inc.†	7,231	215,050
Hallmark Financial Services, Inc.†	4,787	33,318
Harleysville Group, Inc.	10,069	294,921
Infinity Property & Casualty Corp.	11,641	428,505

Security Description	Shares	Market Value (Note 2)

Insurance - Property/Casualty (continued)
Meadowbrook Insurance Group, Inc.	45,101	$333,296
National Interstate Corp.	4,994	79,854
Navigators Group, Inc.†	10,707	468,324
NYMAGIC, Inc.	3,615	54,225
PMA Capital Corp., Class A†	25,830	125,534
ProAssurance Corp.†	26,062	1,178,263
RLI Corp.	15,172	710,960
Safety Insurance Group, Inc.	13,220	412,596
SeaBright Insurance Holdings, Inc.†	17,234	139,423
Selective Insurance Group, Inc.	43,339	572,508
State Auto Financial Corp.	11,511	192,349
Stewart Information Services Corp.	13,878	213,721
Tower Group, Inc.	29,201	697,612
United America Indemnity, Ltd. Class A†	28,485	136,158
Zenith National Insurance Corp.	30,230	648,434

		9,157,430

Insurance - Reinsurance — 1.4%
Argo Group International Holdings, Ltd.†	24,961	699,906
Aspen Insurance Holdings, Ltd.	69,427	1,603,069
Flagstone Reinsurance Holdings, Ltd.	24,485	234,566
Greenlight Capital Re, Ltd. Class A†	23,419	386,414
IPC Holdings, Ltd.	31,730	788,490
Maiden Holdings, Ltd.	39,941	204,099
Max Re Capital, Ltd.	45,895	725,600
Montpelier Re Holdings, Ltd.	70,186	939,089
Odyssey Re Holdings Corp.	17,882	719,035
Platinum Underwriters Holdings, Ltd.	36,608	1,055,409
Validus Holdings, Ltd.	52,383	1,194,856

		8,550,533

Internet Application Software — 0.4%
Art Technology Group, Inc.†	104,698	376,913
China Information Sec Tech, Inc.†	18,629	51,602
Cybersource Corp.†	56,083	729,079
DealerTrack Holdings, Inc.†	32,382	464,682
eResearchTechnology, Inc.†	35,141	210,495
RealNetworks, Inc.†	69,617	178,220
S1 Corp.†	37,967	257,416
Vignette Corp.†	20,094	260,016
Vocus, Inc.†	13,059	249,557

		2,777,980

Internet Connectivity Services — 0.1%
Cogent Communications Group, Inc.†#	36,251	283,120
Internap Network Services Corp.†#	40,992	115,188
PC - Tel, Inc.†	16,452	91,473

		489,781

Internet Content - Entertainment — 0.0%
Limelight Networks, Inc.†#	23,433	115,290

Internet Content - Information/News — 0.1%
Dice Holdings Inc†	12,788	60,743
HSW International, Inc.†#	22,663	3,626
InfoSpace, Inc.†	27,959	195,713
Loopnet, Inc.†#	23,788	193,397
TechTarget, Inc.†	11,311	45,470
The Knot, Inc.†#	21,783	178,185
TheStreet.com, Inc.#	14,802	28,864

		705,998

Internet Financial Services — 0.1%
Online Resources Corp.†	23,432	122,081
Thinkorswim Group, Inc.†#	42,313	426,938

		549,019

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Internet Incubators — 0.1%
Internet Capital Group, Inc.†	33,179	$193,102
Moduslink Global Solutions, Inc.†	37,521	159,464
Safeguard Scientifics, Inc.†	98,810	103,751

		456,317

Internet Infrastructure Equipment — 0.1%
Avocent Corp.†	36,370	509,180

Internet Infrastructure Software — 0.3%
AsiaInfo Holdings, Inc.†#	28,155	590,129
Chordiant Software, Inc.†	24,426	98,192
SupportSoft, Inc.†	37,617	83,510
TeleCommunication Systems, Inc., Class A†	25,487	190,388
TIBCO Software, Inc.†	142,249	943,111

		1,905,330

Internet Security — 0.2%
Blue Coat Systems, Inc.†	26,927	381,555
Entrust, Inc.†	49,811	105,101
SonicWALL, Inc.†	43,363	221,585
Sourcefire, Inc.†	16,273	198,531
Vasco Data Security International, Inc.†	21,837	161,812

		1,068,584

Internet Telephone — 0.1%
Ibasis, Inc.†	24,263	31,784
j2 Global Communications, Inc.†	36,103	805,097

		836,881

Intimate Apparel — 0.2%
The Warnaco Group, Inc.†	36,998	1,169,137

Investment Companies — 0.5%
Ampal American Israel Class A†#	15,997	39,513
Apollo Investment Corp.	115,627	637,105
Ares Capital Corp.#	78,986	604,243
Blackrock Kelso Capital Corp#	10,568	68,798
Capital Southwest Corp.#	2,476	177,282
Fifth Street Finance Corp.	8,126	77,847
Gladstone Capital Corp.	17,145	122,244
Gladstone Investment Corp.	17,951	76,112
Harris & Harris Group, Inc.†#	21,024	92,926
Hercules Technology Growth Capital, Inc.	30,330	227,475
Kohlberg Capital Corp.	14,069	58,527
MCG Capital Corp.	61,478	132,792
Medallion Financial Corp.	12,074	89,227
MVC Capital, Inc.	19,754	160,007
NGP Capital Resources Co.	17,584	138,562
Patriot Capital Funding, Inc.	16,831	31,811
PennantPark Investment Corp.	17,129	116,477
Prospect Capital Corp.#	34,914	297,467

		3,148,415

Investment Management/Advisor Services — 0.2%
Calamos Asset Management, Inc., Class A	16,351	203,079
Cohen & Steers, Inc.#	13,633	210,357
Epoch Holding Corp.#	8,939	56,941
Friedman Billings Ramsey Group, Inc., Class A#	120,211	45,680
GAMCO Investors, Inc., Class A#	6,159	323,655
National Financial Partners Corp.#	32,118	194,314
Pzena Investment Management, Inc., Class A	5,001	32,657
Teton Advisors, Inc.(2)(6)	91	203
U.S. Global Investors, Inc., Class A#	10,292	70,500
Virtus Investment Partners, Inc.†	4,650	68,820
Westwood Holdings Group, Inc.#	4,363	177,400

		1,383,606

Security Description	Shares	Market Value (Note 2)

Lasers - System/Components — 0.4%
Coherent, Inc.†#	19,202	$374,823
Cymer, Inc.†#	24,676	685,006
Electro Scientific Industries, Inc.†	22,042	197,496
II-VI, Inc.†	19,848	476,352
Newport Corp.†	29,263	170,896
Rofin-Sinar Technologies, Inc.†	24,134	544,222

		2,448,795

Leisure Products — 0.3%
Brunswick Corp.#	71,205	328,967
Marine Products Corp.#	8,146	28,348
WMS Industries, Inc.†	35,674	1,265,357

		1,622,672

Lighting Products & Systems — 0.0%
Orion Energy Systems, Inc.†	6,123	21,430
Universal Display Corp.†#	23,511	206,662

		228,092

Linen Supply & Related Items — 0.1%
G&K Services, Inc., Class A	15,041	322,479
UniFirst Corp.	11,675	398,701

		721,180

Machine Tools & Related Products — 0.0%
K - Tron International, Inc.†	1,968	169,622
Thermadyne Hldgs Corp.†	10,875	45,566

		215,188

Machinery - Construction & Mining — 0.1%
Astec Industries, Inc.†#	14,667	449,104

Machinery - Electrical — 0.4%
Baldor Electric Co.#	37,491	869,417
Franklin Electric Co., Inc.#	18,590	442,070
Regal - Beloit Corp.#	29,118	1,150,452

		2,461,939

Machinery - Farming — 0.1%
Alamo Group, Inc.	5,033	57,980
Lindsay Corp.#	9,688	308,660

		366,640

Machinery - General Industrial — 0.8%
Albany International Corp., Class A	24,131	322,149
Altra Holdings, Inc.†	21,469	141,695
Applied Industrial Technologies, Inc.	34,387	714,218
Chart Industries, Inc.†	23,024	488,800
DXP Enterprises, Inc.†#	5,831	86,299
Flow International Corp.†	30,559	66,008
Intevac, Inc.†	17,637	132,630
Kadant, Inc.†	10,480	146,301
Middleby Corp.†#	14,721	661,120
Robbins & Myers, Inc.	22,800	436,392
Sauer - Danfoss, Inc.	9,024	46,383
Tennant Co.#	13,493	246,517
Twin Disc, Inc.	7,080	51,259
Wabtec Corp.#	39,352	1,404,079

		4,943,850

Machinery - Material Handling — 0.1%
Cascade Corp.#	7,372	212,830
Columbus McKinnon Corp.†	15,438	214,434
Key Technology, Inc.†	4,060	41,696
NACCO, Industries, Inc., Class A	4,827	169,138

		638,098

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Machinery - Print Trade — 0.0%
Presstek, Inc.†#	22,426	$38,797

Machinery - Pumps — 0.1%
Tecumseh Products Co., Class A†	13,251	107,068
The Gorman - Rupp Co.#	11,664	244,944

		352,012

Machinery - Thermal Process — 0.0%
Raser Technologies, Inc.†#	41,871	164,553

Marine Services — 0.1%
American Commercial Lines, Inc.†#	7,257	128,376
Great Lakes Dredge & Dock Corp.	32,367	168,632
Odyssey Marine Exploration, Inc.†#	42,559	162,150

		459,158

Medical Imaging Systems — 0.1%
IRIS International, Inc.†	14,965	178,832
Vital Images, Inc.†	11,929	139,092

		317,924

Medical Information Systems — 0.7%
Allscripts - Misys Healthcare Solutions, Inc.#	118,622	1,531,410
athenahealth, Inc†#	16,786	506,601
Computer Programs & Systems, Inc.#	7,508	256,774
Eclipsys Corp.†	44,196	651,891
Phase Forward, Inc.†	34,783	486,962
Quality Systems, Inc.#	14,231	710,554

		4,144,192

Medical Instruments — 1.0%
Abaxis, Inc.†#	17,621	308,191
AngioDynamics, Inc.†	19,659	241,216
Bruker BioSciences Corp.†	41,038	267,978
Conceptus, Inc.†#	24,558	389,244
Conmed Corp.†	23,292	366,849
CryoLife, Inc.†	22,624	106,107
Dexcom, Inc.†#	33,127	184,186
ev3, Inc.†	57,145	522,305
Genomic Health, Inc.†#	11,320	219,608
Kensey Nash Corp.†	5,872	147,035
Micrus Endovascular Corp.†#	12,642	113,904
Natus Medical, Inc.†	22,411	229,040
NuVasive, Inc.†#	28,915	1,044,410
Spectranetics Corp.†	25,726	114,223
Stereotaxis, Inc.†#	24,944	86,556
SurModics, Inc.†#	12,528	247,679
Symmetry Medical, Inc.†	28,835	221,741
Thoratec Corp.†#	44,288	1,110,743
Trans1, Inc.†#	9,918	83,510
Vision Sciences, Inc. Del†#	13,676	15,044
Volcano Corp.†	38,368	474,229

		6,493,798

Medical Labs & Testing Services — 0.1%
Bio - Reference Laboratories, Inc.†	9,377	255,148
Genoptix, Inc.†#	6,763	196,668
Life Sciences Research, Inc.†	6,730	45,091

		496,907

Medical Laser Systems — 0.0%
Cynosure, Inc. Class A†	7,767	52,350
Palomar Medical Technologies, Inc.†	14,836	150,882

		203,232

Security Description	Shares	Market Value (Note 2)

Medical Products — 1.4%
ABIOMED, Inc.†#	27,646	$165,047
Accuray, Inc.†#	29,336	180,710
Alphatec Hldgs, Inc.†	20,271	44,596
American Medical Systems Holdings, Inc.†	59,149	897,290
Atrion Corp.	1,221	134,554
Caliper Life Sciences, Inc.†	38,846	57,881
Cantel Medical Corp.†	10,145	138,074
Cyberonics, Inc.†#	19,305	279,730
Exactech, Inc.†	6,180	98,880
Greatbatch, Inc.†	18,590	384,069
Haemonetics Corp.†	20,910	1,113,039
Hanger Orthopedic Group, Inc.†	25,032	367,970
Invacare Corp.	26,079	442,821
Luminex Corp.†#	33,512	531,165
NxStage Medical, Inc.†#	21,069	73,109
Orthofix International NV†	13,893	351,771
Orthovita, Inc.†	53,827	199,698
PSS World Medical, Inc.†#	50,351	809,141
Synovis Life Technologies, Inc.†	9,415	182,839
TomoTherapy, Inc.†	33,285	76,223
Vnus Medical Technologies, Inc.†	10,574	306,223
West Pharmaceutical Services, Inc.	26,284	849,499
Wright Medical Group, Inc.†#	30,215	471,354
Zoll Medical Corp.†	16,989	285,245

		8,440,928

Medical Sterilization Products — 0.2%
STERIS Corp.	47,597	1,124,717

Medical - Biomedical/Gene — 3.9%
Acorda Therapeutics, Inc.†	30,112	743,465
Affymax, Inc.†#	6,880	116,960
Alexion Pharmaceuticals, Inc.†	66,419	2,424,293
Alnylam Pharmaceuticals, Inc.†#	28,918	588,770
AMAG Pharmaceuticals, Inc.†#	13,816	726,722
American Oriental Bioengineering, Inc.†#	50,176	243,354
Arena Pharmaceuticals, Inc.†#	60,036	221,533
ARIAD Pharmaceuticals, Inc.†#	45,403	68,104
Arqule, Inc.†#	32,963	163,826
Bio - Rad Laboratories, Inc., Class A†	15,393	1,145,855
BioMimetic Therapeutics, Inc.†#	10,780	89,151
Cambrex Corp.†	23,646	85,126
Celera Corp.†	65,024	492,232
Cell Genesys, Inc.†#	69,808	31,414
Celldex Therapeutics, Inc.†	12,136	109,467
Clinical Data, Inc.†#	9,171	112,253
Cougar Biotechnology, Inc.†#	12,124	521,211
Cubist Pharmaceuticals, Inc.†	45,843	782,081
Cytokinetics, Inc.†	30,065	82,378
Dendreon Corp.†	84,496	1,915,524
Discovery Laboratories, Inc.†#	74,113	80,783
Emergent Biosolutions, Inc.†	11,005	120,395
Enzo Biochem, Inc.†	26,126	110,252
Enzon Pharmaceuticals, Inc.†#	36,368	291,671
Exelixis, Inc.†#	85,456	474,281
Facet Biotech Corp.†	19,399	192,244
Geron Corp.†#	70,020	458,631
GTx, Inc.†#	15,143	130,230
Halozyme Therapeutics, Inc.†#	49,455	345,690
Human Genome Sciences, Inc.†#	110,110	271,972
Idera Pharmaceuticals, Inc.†#	16,708	90,724
Immunogen, Inc.†#	41,236	341,846
Immunomedics, Inc.†#	53,124	132,279
Incyte Corp.†#	61,948	203,809
Integra LifeSciences Holdings Corp.†	14,475	375,771

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Medical - Biomedical/Gene (continued)
InterMune, Inc.†#	30,262	$357,697
Lexicon Pharmaceuticals, Inc.†	65,284	90,745
Ligand Pharmaceuticals, Inc. Class B†	82,971	247,254
Marshall Edwards, Inc.†#	16,783	13,930
Martek Biosciences Corp.	26,718	566,154
Maxygen, Inc.†	20,450	144,990
Molecular Insight Pharmaceuticals, Inc.†#	14,373	56,917
Momenta Pharmaceuticals, Inc.†	21,540	188,906
Myriad Genetics, Inc.†	77,643	2,807,571
Nanosphere, Inc.†#	10,482	46,645
Novavax, Inc.†#	50,097	92,178
OSI Pharmaceuticals, Inc.†#	46,502	1,571,768
PDL BioPharma, Inc.	96,998	674,136
Protalix BioTherapeutics, Inc.†	8,760	33,288
Regeneron Pharmaceuticals, Inc.†	50,422	771,961
Repligen Corp.†	25,249	102,763
Rexahn Pharmaceuticals, Inc.†#	23,738	27,061
RTI Biologics, Inc.†	43,686	170,375
Sangamo Biosciences, Inc.†#	29,765	118,465
Seattle Genetics, Inc.†#	53,115	488,127
Sequenom, Inc.†#	49,330	162,296
The Medicines Co.†	42,282	323,880
United Therapeutics Corp.†#	15,588	1,249,378
XOMA, Ltd.†	107,549	87,115

		24,677,897

Medical - Drugs — 1.3%
Acadia Pharmaceuticals, Inc.†#	26,836	52,599
Adolor Corp.†	37,421	76,713
Akorn, Inc.†#	46,351	50,059
Amicus Therapeutics, Inc.†#	3,973	26,381
Ardea Biosciences, Inc.†	11,716	183,473
Array Biopharma, Inc.†#	38,646	120,189
Auxilium Pharmaceuticals, Inc.†#	33,453	783,804
Biodel, Inc.†#	8,732	38,333
Bioform Med Inc Com†#	17,779	24,002
Cadence Pharmaceuticals, Inc.†#	12,505	132,553
China Sky One Med, Inc.†#	6,405	94,410
Cytori Therapeutics, Inc.†#	15,045	57,021
Durect Corp.†	66,504	155,619
Idenix Pharmaceuticals, Inc.†#	20,336	69,142
Javelin Pharmaceuticals. Inc.†#	40,002	55,203
Jazz Pharmaceuticals Inc†	6,226	6,226
K - V Pharmaceutical Co., Class A†#	26,774	44,980
MAP Pharmaceuticals, Inc.†#	6,352	76,796
Medicis Pharmaceutical Corp., Class A#	45,884	721,296
Medivation, Inc.†#	20,722	469,353
Middlebrook Pharmaceuticals, Inc.†#	29,141	45,460
Opko Health, Inc.†	39,015	46,818
Optimer Pharmaceuticals, Inc.†#	18,803	233,345
Orexigen Therapeutics, Inc.†#	16,289	57,989
Pain Therapeutics, Inc.†	27,941	124,617
Pharmasset, Inc.†#	16,545	173,722
PharMerica Corp.†#	24,729	433,747
Pozen, Inc.†	21,173	161,973
Progenics Pharmaceuticals, Inc.†#	21,650	111,930
Rigel Pharmaceuticals, Inc.†#	29,659	247,356
Salix Pharmaceuticals, Ltd.†#	38,819	352,476
Savient Pharmaceuticals, Inc.†#	49,502	314,338
Sucampo Pharmaceuticals, Inc. Class A†	7,430	41,682
Synta Pharmaceuticals Corp.†#	13,604	56,593
Targacept, Inc.†	14,738	41,856
Valeant Pharmaceuticals International†#	51,747	1,189,664
ViroPharma, Inc.†#	63,975	444,626
Vivus, Inc.†	56,129	290,187

Security Description	Shares	Market Value (Note 2)

Medical - Drugs (continued)
XenoPort, Inc.†	22,068	$381,997
Zymogenetics, Inc.†#	30,328	126,771

		8,115,299

Medical - Generic Drugs — 0.1%
Acura Pharmaceuticals, Inc.†#	6,634	46,571
Caraco Pharmaceutical Laboratories, Ltd†	9,611	40,174
Par Pharmaceutical Cos., Inc.†	28,075	374,801

		461,546

Medical - HMO — 0.6%
AMERIGROUP Corp.†	43,528	1,256,218
Centene Corp.†	35,282	641,427
Healthspring, Inc.†	40,170	390,051
Magellan Health Services, Inc.†	36,397	1,086,814
Molina Healthcare, Inc.†#	11,164	267,266
Triple - S Management Corp., Class B†	12,374	176,453

		3,818,229

Medical - Hospitals — 0.0%
MedCath Corp.†	12,934	137,876

Medical - Nursing Homes — 0.2%
Assisted Living Concepts, Inc.†	8,362	128,273
Ensign Group Inc Com	6,762	100,754
Kindred Healthcare, Inc.†	22,772	298,996
National Healthcare Corp.#	7,367	282,967
Skilled Healthcare Group, Inc. Class A†	14,223	133,838
Sun Healthcare Group, Inc.†	34,978	324,246

		1,269,074

Medical - Outpatient/Home Medical — 0.4%
Air Methods Corp.†	8,723	230,200
Almost Family, Inc.†#	5,175	137,448
Amedisys, Inc.†	21,541	655,277
Amsurg Corp.†	25,589	478,002
Gentiva Health Services, Inc.†	20,675	329,353
LHC Group, Inc.†#	11,900	274,533
Odyssey HealthCare, Inc.†	26,623	261,438
Res - Care, Inc.†	20,165	285,335

		2,651,586

Metal Processors & Fabrication — 0.7%
Ampco - Pittsburgh Corp.	6,726	174,607
CIRCOR International, Inc.	13,681	333,816
Dynamic Materials Corp.#	10,246	183,813
Haynes International, Inc.†	9,682	222,202
Kaydon Corp.	27,846	957,903
Ladish Co,. Inc.†	12,928	152,421
LB Foster Co., Class A†	8,334	243,020
Mueller Industries, Inc.	30,165	662,725
NN, Inc.	12,890	19,851
RBC Bearings, Inc.†	17,709	326,731
Sun Hydraulics Corp.#	9,477	150,684
Worthington Industries, Inc.#	52,290	731,537

		4,159,310

Metal Products - Distribution — 0.0%
A.M. Castle & Co.	13,415	140,858
Lawson Products, Inc.	3,402	38,102

		178,960

Metal - Aluminum — 0.1%
Kaiser Aluminum Corp.	12,816	398,193

Metal - Diversified — 0.1%
Hecla Mining Co.†#	107,554	399,025

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Mining — 0.1%
Allied Nevada Gold Corp.†#	36,600	$283,650

Miscellaneous Manufacturing — 0.1%
American Railcar Industries, Inc.#	7,585	61,135
China Fire & Security Group, Inc.†	11,380	138,836
Freightcar America, Inc.	9,638	161,244
Movado Group, Inc.#	12,936	98,055
NL Industries, Inc.#	5,531	42,091
Reddy Ice Holdings, Inc.	14,524	28,903
Trimas Corp.†	11,897	34,382

		564,646

MRI/Medical Diagnostic Imaging — 0.1%
Alliance HealthCare Services, Inc.†	20,745	143,141
Nighthawk Radiology Holdings, Inc.†	17,619	69,771
RadNet, Inc.†#	17,341	38,844
Virtual Radiologic Corp.†#	5,385	41,249

		293,005

Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	40,259	584,158

Multimedia — 0.0%
Entravision Communications Corp., Class A†	45,822	20,620
Journal Communications, Inc., Class A	34,317	51,819
Martha Stewart Living Omnimedia, Inc., Class A†	20,565	66,836
Media General, Inc., Class A#	18,585	49,622

		188,897

Music — 0.0%
Steinway Musical Instruments, Inc.†	5,575	61,158

Networking Products — 1.2%
3Com Corp.†	327,788	1,416,044
Acme Packet, Inc.†	20,311	157,410
Adaptec, Inc.†	98,311	267,406
Anixter International, Inc.†#	24,281	996,006
Atheros Communications, Inc.†#	48,233	808,385
BigBand Networks, Inc.†	26,719	139,473
Black Box Corp.	14,241	468,814
Extreme Networks, Inc.†	71,777	118,432
Hypercom Corp.†	43,409	58,602
Infinera Corp.†#	75,437	645,741
Ixia†	32,647	199,147
Netgear, Inc.†	28,734	403,138
Parkervision, Inc.†#	15,122	49,298
Polycom, Inc.†	71,174	1,232,022
Starent Networks Corp.†#	24,176	510,839
Switch & Data Facilities Co., Inc.†#	16,682	219,368

		7,690,125

Non-Ferrous Metals — 0.2%
Brush Engineered Materials, Inc.†	16,578	254,472
Horsehead Hldg Corp†	28,389	203,833
RTI International Metals, Inc.†	18,693	267,497
Uranium Resources, Inc.†#	40,005	49,606
USEC, Inc.†#	90,378	483,523

		1,258,931

Non-Hazardous Waste Disposal — 0.3%
Casella Waste Systems, Inc., Class A†	18,301	45,752
Waste Connections, Inc.†	64,773	1,645,234
Waste Services, Inc.†	20,307	117,984

		1,808,970

Office Furnishings - Original — 0.3%
Herman Miller, Inc.	45,622	649,201
HNI Corp.#	36,130	626,855

Security Description	Shares	Market Value (Note 2)

Office Furnishings - Original (continued)
Interface, Inc. Class A	43,328	$274,700
Knoll, Inc.	39,360	272,765

		1,823,521

Office Supplies & Forms — 0.1%
ACCO Brands Corp.†	44,034	129,900
Ennis, Inc.	20,911	225,839
The Standard Register Co.#	12,037	40,083

		395,822

Oil & Gas Drilling — 0.2%
Atlas America, Inc.#	28,050	516,681
Bronco Drilling Co., Inc.†#	21,358	126,866
Parker Drilling Co.†	91,826	429,746
Pioneer Drilling Co.†	40,479	253,399

		1,326,692

Oil Companies - Exploration & Production — 2.5%
Abraxas Petroleum Corp.†	34,130	40,273
American Oil And Gas, Inc.†#	29,823	28,332
APCO Argentina, Inc.	3,111	49,434
Approach Resource, Inc.†	7,303	65,289
Arena Resources, Inc.†#	30,821	1,104,008
ATP Oil & Gas Corp.†#	22,588	203,518
Berry Petroleum Co., Class A#	34,702	677,383
Bill Barrett Corp.†	29,776	1,013,277
Bmb Munai, Inc.†	32,493	51,339
BPZ Energy, Inc.†#	40,905	292,471
Brigham Exploration Co.†	63,956	216,171
Callon Petroleum Co.†#	17,033	44,967
Cano Pete, Inc.†#	38,450	26,915
Carrizo Oil & Gas, Inc.†#	22,217	474,333
Clayton Williams Energy, Inc.†	4,389	107,618
Comstock Resources, Inc.†	37,032	1,474,985
Concho Resources, Inc.†	44,962	1,441,032
Contango Oil & Gas Co.†#	10,680	532,612
Delta Petroleum Corp.†	135,642	271,284
DLB Oil & Gas, Inc.	3,000	0
Double Eagle Pete + Mng, Co.†#	6,634	31,511
Endeavour International Corp.†#	92,434	158,986
Energy XXI Bermuda, Ltd.	97,457	61,398
EXCO Resources, Inc.†	121,382	1,868,069
FX Energy, Inc.†#	31,108	111,056
Gasco Energy, Inc.†#	76,194	32,763
GeoGlobal Resources, Inc.†#	30,878	30,569
GeoMet, Inc.†	15,005	18,756
Georesources Inc.†	4,937	41,767
GMX Resources, Inc.†#	17,680	312,406
Goodrich Petroleum Corp.†#	18,337	489,965
Gran Tierra Energy, Inc.†	179,830	546,683
Gulfport Energy Corp.†	21,319	132,604
Harvest Natural Resources, Inc.†#	26,773	141,094
Houston Amern Energy Corp.#	12,121	25,575
McMoRan Exploration Co.†#	48,776	330,701
Meridian Resource Corp.†	63,063	30,901
Northern Oil And Gas, Inc.†	17,338	137,144
Oilsands Quest, Inc.†#	151,044	154,065
Panhandle Rlty, Co.	5,950	122,570
Parallel Petroleum Corp.†	33,639	69,969
Penn Virginia Corp.	36,898	705,490
Petroleum Development Corp.†	12,072	218,624
Petroquest Energy, Inc.†#	35,261	195,346
PrimeEnergy Corp.†#	750	28,492
Quest Resource Corp.†#	22,398	12,319
RAM Energy Resources, Inc.†	37,835	37,078
Rex Energy Corp†#	13,627	92,800

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Oil Companies - Exploration & Production (continued)
Rosetta Resources, Inc.†	41,812	$365,019
Stone Energy Corp.†#	25,748	217,571
Swift Energy Co.†	24,826	407,891
Toreador Resources Corp.#	13,745	53,193
Tri - Valley Corp.†#	18,224	19,500
TXCO Resources, Inc.†#	25,805	6,193
Vaalco Energy, Inc.†	48,055	219,131
Venoco, Inc.†	16,459	118,176
Warren Resources, Inc.†	47,378	105,179

		15,765,795

Oil Companies - Integrated — 0.0%
Delek US Holdings, Inc.	10,776	110,454
PetroCorp, Inc.(2)(6)	2,364	0

		110,454

Oil Field Machinery & Equipment — 0.6%
Bolt Technology Corp.†#	7,006	79,518
CARBO Ceramics, Inc.#	15,792	597,253
Complete Production Services, Inc.†	39,028	276,318
Dril - Quip, Inc.†#	25,144	1,038,950
Flotek Industries, Inc.†#	18,422	38,686
Gulf Island Fabrication, Inc.	9,893	157,299
Lufkin Industries, Inc.	12,020	545,468
Mitcham Industries, Inc.†#	7,964	40,537
NATCO Group, Inc., Class A†	16,255	460,017
Natural Gas Services Group, Inc.†	9,828	146,044
T-3 Energy Services, Inc.†	10,141	147,247

		3,527,337

Oil Refining & Marketing — 0.1%
Alon USA Energy, Inc.#	8,790	116,731
Cheniere Energy, Inc.†	39,505	163,946
CVR Energy, Inc.†	18,698	178,753
Sulphco, Inc.†#	46,980	48,859
Western Refining, Inc.†#	24,274	345,905

		854,194

Oil - Field Services — 0.4%
Allis - Chalmers Energy, Inc.†#	22,777	61,953
Basic Energy Services, Inc.†	33,541	339,435
Cal Dive International, Inc.†	35,933	362,564
Hornbeck Offshore Services, Inc.†	18,842	522,677
Matrix Service Co.†	21,136	239,260
Newpark Resources, Inc.†	73,040	210,355
RPC, Inc.#	23,574	243,991
Superior Well Services, Inc.†#	13,421	134,747
Trico Marine Services, Inc.†#	11,029	32,536
Union Drilling, Inc.†	12,546	122,825
Willbros Group, Inc.†	31,575	482,150

		2,752,493

Optical Recognition Equipment — 0.0%
Digimarc Corp.†#	5,397	54,834

Paper & Related Products — 0.3%
Boise, Inc.†#	31,731	55,212
Buckeye Technologies, Inc.†	31,866	161,561
Clearwater Paper Corp.†	9,150	216,581
Glatfelter	36,776	376,954
KapStone Paper and Packaging Corp.†	16,125	68,531
Mercer International, Inc.†#	24,474	23,250
Neenah Paper, Inc.	11,862	95,964
Schweitzer - Mauduit International, Inc.	12,737	286,200
Verso Paper Corp.#	11,382	16,504
Wausau Paper Corp.	35,855	259,590

Security Description	Shares	Market Value (Note 2)

Paper & Related Products (continued)
Xerium Technologies, Inc.†	17,885	$12,877

		1,573,224

Pastoral & Agricultural — 0.0%
AgFeed Industries, Inc.†#	13,665	82,810

Patient Monitoring Equipment — 0.2%
CardioNet ,Inc.†#	3,657	64,766
Insulet Corp.†#	14,909	107,792
Masimo Corp.†#	37,450	896,553
Somanetics Corp.†	9,767	164,183

		1,233,294

Pharmacy Services — 0.1%
Catalyst Health Solutions, Inc.†	26,797	573,188

Physical Therapy/Rehabilitation Centers — 0.3%
Healthsouth Corp.†#	71,524	846,844
Psychiatric Solutions, Inc.†#	45,057	831,302
RehabCare Group, Inc.†	14,671	320,121
U.S. Physical Therapy, Inc.†	9,645	130,304

		2,128,571

Physicians Practice Management — 0.1%
Healthways, Inc.†	28,570	341,983
IPC The Hospitalist Co. ,Inc.†	4,958	123,454

		465,437

Pipelines — 0.0%
Crosstex Energy, Inc.	32,697	114,440

Platinum — 0.0%
Stillwater Mining Co.†	32,132	237,455

Pollution Control — 0.0%
Fuel Tech, Inc.†#	15,357	149,884

Poultry — 0.1%
Sanderson Farms, Inc.#	16,485	718,911

Power Converter/Supply Equipment — 0.3%
Advanced Energy Industries, Inc.†	26,640	251,748
Beacon Pwr Corp.†#	69,861	53,793
Capstone Turbine Corp.†#	153,293	98,107
Energy Conversion Devices, Inc.†#	36,625	630,316
Evergreen Solar, Inc.†#	143,008	265,995
Powell Industries, Inc.†	6,020	236,526
Power - One, Inc.†#	60,656	85,525
PowerSecure International, Inc.†#	13,754	62,718
Vicor Corp.	15,774	85,811

		1,770,539

Precious Metals — 0.1%
Coeur d’Alene Mines Corp.†#	44,599	658,727

Printing - Commercial — 0.3%
Bowne & Co., Inc.	22,504	120,846
Cenveo, Inc.†#	39,041	192,472
Consolidated Graphics, Inc.†	8,098	131,431
Multi - Color Corp.	8,720	111,006
Valassis Communications, Inc.†	39,062	251,950
VistaPrint, Ltd.†#	35,890	1,374,228

		2,181,933

Private Corrections — 0.1%
Cornell Cos., Inc.†	9,032	153,363
The Geo Group, Inc.†	41,453	677,342

		830,705

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Protection/Safety — 0.1%
Landauer, Inc.	7,544	$434,761
Protection One, Inc.†	5,041	11,544

		446,305

Publishing - Books — 0.1%
Courier Corp.	8,486	132,806
Scholastic Corp.	19,557	383,317

		516,123

Publishing - Newspapers — 0.1%
AH Belo Corp.#	16,649	19,979
Dolan Media Co.†#	20,698	286,253
Lee Enterprises, Inc.#	36,502	36,502
McClatchy Co., Class A#	46,245	38,846

		381,580

Publishing - Periodicals — 0.0%
Playboy Enterprises, Inc., Class B†#	17,339	57,739
Primedia, Inc.#	20,479	48,330
Value Line, Inc.	1,095	32,697

		138,766

Quarrying — 0.2%
Compass Minerals International, Inc.	26,337	1,412,453

Racetracks — 0.1%
Churchill Downs, Inc.	7,781	302,914
Dover Motorsports, Inc.	12,324	19,349
Speedway Motorsports, Inc.#	11,069	169,356

		491,619

Radio — 0.0%
Cumulus Media, Inc., Class A†#	22,824	26,247
Entercom Communications Corp., Class A#	20,874	33,190

		59,437

Real Estate Investment Trusts — 5.5%
Acadia Realty Trust	30,279	406,344
Agree Realty Corp.	6,339	109,855
Alexander’s, Inc.	1,633	440,926
American Campus Communities, Inc.	42,422	975,282
American Capital Agency Corp.	8,124	154,356
Anthracite Capital, Inc.#	50,869	54,939
Anworth Mortgage Asset Corp.	80,571	536,603
Arbor Realty Trust, Inc.#	11,536	17,996
Ashford Hospitality Trust, Inc.#	70,399	285,116
Associated Estates Realty Corp.	11,785	70,356
BioMed Realty Trust, Inc.	79,701	783,461
Capital Lease Funding, Inc.#	36,377	112,769
Capital Trust, Inc., Class A#	13,517	21,762
Capstead Mortage Corp.	51,330	612,367
Care Investment Trust, Inc.#	10,792	64,212
Cedar Shopping Centers, Inc.	31,122	160,590
Chimera Investment Corp.	310,209	1,082,629
Cogdell Spencer, Inc.	10,853	40,699
Colonial Properties Trust#	38,554	299,950
Corporate Office Properties Trust	38,062	1,129,680
Cousins Properties, Inc.#	35,392	318,528
DCT Industrial Trust, Inc.	139,589	625,359
DiamondRock Hospitality Co.	87,782	570,583
Dupont Fabros Technology, Inc.	8,708	82,465
EastGroup Properties, Inc.	20,236	690,250
Education Realty Trust, Inc.	23,180	108,019
Entertainment Properties Trust	25,281	513,710
Equity Lifestyle Properties, Inc.	16,541	649,069
Equity One, Inc.#	29,471	425,561

Security Description	Shares	Market Value (Note 2)

Real Estate Investment Trusts (continued)
Extra Space Storage, Inc.	69,512	$522,035
FelCor Lodging Trust, Inc.	51,137	159,547
First Industrial Realty Trust, Inc.#	36,017	145,149
First Potomac Reality Trust	22,238	233,277
Franklin Street Properties Corp.	48,019	605,039
Getty Realty Corp.	14,094	257,075
Glimcher Realty Trust	30,723	84,796
Gramercy Capital Corp.	33,847	75,817
Hatteras Financial Corp.	12,620	314,490
Healthcare Realty Trust, Inc.#	47,815	787,513
Hersha Hospitality Trust	39,136	107,233
Highwoods Properties, Inc.	51,644	1,168,187
Home Properties, Inc.#	25,719	856,443
Inland Real Estate Corp.	59,475	415,136
Investors Real Estate Trust	46,676	415,416
Kite Realty Group Trust	33,455	108,394
LaSalle Hotel Properties#	43,437	594,218
Lexington Realty Trust	68,507	290,470
LTC Properties, Inc.	18,745	390,083
Maguire Properties, Inc.†#	31,089	32,643
Medical Properties Trust, Inc.	64,778	408,101
MFA Mtg. Investments, Inc.	181,062	1,133,448
Mid - America Apartment Communities, Inc.	22,919	831,731
Mission West Properties	17,681	123,237
Monmouth Real Estate Invt Corp.	16,076	96,938
National Health Investors, Inc.	18,089	478,092
National Retail Properties, Inc.	63,666	1,089,325
Newcastle Investment Corp.	42,911	30,467
NorthStar Realty Finance Corp.#	50,598	167,985
Omega Healthcare Investors, Inc.	66,586	1,063,378
One Librty Properties, Inc.	6,798	41,808
Parkway Properties, Inc.	17,577	229,204
Pennsylvania Real Estate Investment Trust#	28,617	159,683
Post Properties, Inc.#	35,863	546,194
Potlatch Corp.	32,024	838,388
PS Business Parks, Inc.	12,206	547,683
RAIT Investment Trust#	50,376	62,466
Ramco - Gershenson Properties Trust#	12,793	115,265
Realty Income Corp.#	82,355	1,768,162
Redwood Trust, Inc.	48,856	777,788
Resource Capital Corp.	17,287	56,874
Saul Centers, Inc.	7,716	221,526
Senior Housing Properties Trust	88,512	1,482,576
Sovran Self Storage, Inc.	17,765	429,202
Strategic Hotels & Resorts, Inc.	60,488	69,561
Sun Communities, Inc.	13,355	188,573
Sunstone Hotel Investors, Inc.	67,494	392,140
Tanger Factory Outlet Centers, Inc.#	25,641	829,743
U - Store - It Trust	40,256	121,171
Universal Health Realty Income Trust	9,633	308,834
Urstadt Biddle Properties, Inc., Class A	16,836	222,740
Washington Real Estate Investment Trust#	47,358	1,035,246
Winthrop Realty Trust	9,051	87,433

		34,861,359

Real Estate Management/Services — 0.0%
Grubb & Ellis Co.#	28,219	19,471
United Capital Corp.†	1,350	29,336

		48,807

Real Estate Operations & Development — 0.2%
Avatar Holdings, Inc.†	4,956	87,572
Consolidated - Tomoka Land Co.#	4,405	138,890
Forestar Real Estate Group, Inc.†#	28,958	352,129
Hilltop Holdings, Inc.†	36,622	435,436

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Real Estate Operations & Development (continued)
Stratus Properties, Inc.†#	5,041	$36,396
Thomas Properties Group, Inc.	19,389	28,890

		1,079,313

Recreational Centers — 0.1%
Life Time Fitness, Inc.†#	28,311	523,187
Town Sports International Holdings, Inc.†#	16,614	64,961

		588,148

Recreational Vehicles — 0.1%
Polaris Industries, Inc.#	26,792	851,182

Recycling — 0.0%
Metalico, Inc.†#	20,709	52,187

Rental Auto/Equipment — 0.5%
Aaron’s Inc.#	36,889	1,201,475
Dollar Thrifty Automotive Group, Inc.†#	17,563	151,393
Electro Rent Corp.	16,583	160,026
H&E Equipment Services, Inc.†	13,290	87,714
McGrath RentCorp	19,215	348,944
Rent - A - Center, Inc.†	54,243	1,059,366
RSC Holdings, Inc.†#	38,678	232,841

		3,241,759

Research & Development — 0.2%
Albany Molecular Research, Inc.†	19,035	166,556
Exponent, Inc.†	11,113	291,939
Kendle International, Inc.†#	10,556	109,782
Parexel International Corp.†	46,027	474,078

		1,042,355

Resorts/Theme Parks — 0.1%
Bluegreen Corp.†#	10,433	27,961
Great Wolf Resorts, Inc.†	21,882	59,300
Vail Resorts, Inc.†	24,121	663,086

		750,347

Retail - Apparel/Shoe — 2.1%
Aeropostale, Inc.†#	54,376	1,882,497
Bebe Stores, Inc.	31,206	251,520
Brown Shoe Co., Inc.#	34,404	279,361
Cache, Inc.†	9,163	37,202
Casual Male Retail Group, Inc.†#	30,294	53,015
Cato Corp., Class A	22,486	432,631
Charlotte Russe Holding, Inc.†	16,952	172,063
Charming Shoppes, Inc.†#	92,084	346,236
Chico’s FAS, Inc.†	143,449	1,400,062
Christopher & Banks Corp.	28,667	148,495
Collective Brands, Inc.†#	51,970	767,077
Dress Barn, Inc.†#	36,576	578,998
DSW, Inc., Class A†	10,893	123,853
Genesco, Inc.†	15,591	402,092
Gymboree Corp.†#	23,141	852,746
Hot Topic, Inc.†#	35,539	256,236
J Crew Group, Inc.†#	34,444	890,722
Jos. A. Bank Clothiers, Inc.†#	14,784	559,574
Kenneth Cole Productions, Inc., Class A#	7,320	50,947
Lululemon Athletica, Inc.†	15,743	198,834
New York & Co., Inc.†	18,873	67,943
Pacific Sunwear of California, Inc.†	53,420	229,172
Shoe Carnival, Inc.†	7,210	76,642
Stage Stores, Inc.	31,153	377,886
Stein Mart, Inc.†#	20,526	142,245
Syms Corp.†#	5,396	36,693
Talbots, Inc.#	19,867	66,555
The Buckle, Inc.#	18,859	674,775

Security Description	Shares	Market Value (Note 2)

Retail - Apparel/Shoe (continued)
The Children’s Place Retail Stores, Inc.†	18,985	$681,751
The Finish Line, Inc., Class A	34,653	239,452
The Men’s Wearhouse, Inc.#	41,958	717,062
Tween Brands, Inc.†#	20,163	106,259
Wet Seal, Inc., Class A†	78,747	248,053

		13,348,649

Retail - Appliances — 0.0%
Conn’s, Inc.†#	7,959	79,351
hhgregg, Inc.†	10,145	167,900

		247,251

Retail - Auto Parts — 0.0%
PEP Boys - Manny Moe & Jack#	36,084	254,392

Retail - Automobile — 0.2%
America’s Car - Mart, Inc.†#	8,160	133,416
Asbury Automotive Group, Inc.	25,954	246,563
Group 1 Automotive, Inc.#	18,851	403,600
Rush Enterprises, Inc., Class A†	27,312	318,731
Sonic Automotive, Inc.#	21,197	201,583

		1,303,893

Retail - Bookstores — 0.0%
Borders Group, Inc.†	49,184	131,321

Retail - Building Products — 0.0%
Lumber Liquidators, Inc.†#	7,633	115,640

Retail - Catalog Shopping — 0.0%
Aristotle Corp.†#	978	4,039
Coldwater Creek, Inc.†#	46,267	175,815

		179,854

Retail - Computer Equipment — 0.0%
PC Connection, Inc.†	7,714	41,270
PC Mall, Inc.†#	8,298	67,297
Systemax, Inc.†#	8,963	109,976

		218,543

Retail - Consumer Electronics — 0.0%
Rex Stores Corp.†#	6,422	65,248

Retail - Convenience Store — 0.2%
Casey’s General Stores, Inc.	41,228	1,040,182
Susser Holdings Corp.†	6,325	85,894
The Pantry, Inc.†	18,057	359,695

		1,485,771

Retail - Discount — 0.2%
99 Cents Only Stores†	38,163	357,587
Citi Trends, Inc.†	11,601	299,074
Fred’s, Inc.	32,458	416,436
Tuesday Morning Corp.†	24,610	86,381

		1,159,478

Retail - Fabric Store — 0.1%
Jo - Ann Stores, Inc.†	20,614	445,469

Retail - Gardening Products — 0.2%
Tractor Supply Co.†#	27,088	1,039,637

Retail - Hair Salons — 0.1%
Regis Corp.	34,967	612,972

Retail - Home Furnishings — 0.1%
Haverty Furniture Cos., Inc.#	14,404	151,530
Pier 1 Imports, Inc.†#	72,388	144,776

		296,306

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Retail - Jewelry — 0.0%
Fuqi Intl, Inc.†#	7,928	$96,801
Zale Corp.†#	26,016	101,462

		198,263

Retail - Leisure Products — 0.0%
MarineMax, Inc.†#	13,291	39,341

Retail - Misc./Diversified — 0.0%
Gaiam, Inc.†#	13,417	74,330
Pricesmart, Inc.	11,729	196,226

		270,556

Retail - Pawn Shops — 0.2%
Cash America International, Inc.	23,681	545,137
Ezcorp, Inc., Class A†	36,528	443,815
First Cash Financial Services, Inc.†	16,135	243,800

		1,232,752

Retail - Perfume & Cosmetics — 0.1%
Sally Beauty Holdings Inc.†#	76,684	545,223
Ulta Salon Cosmetics & Fragrance, Inc.†#	16,499	141,232

		686,455

Retail - Pet Food & Supplies — 0.1%
PetMed Express, Inc.†#	19,293	282,064

Retail - Petroleum Products — 0.2%
World Fuel Services Corp.#	23,361	991,441

Retail - Pubs — 0.0%
Rick’s Cabaret International, Inc.†#	5,621	37,998

Retail - Regional Department Stores — 0.1%
Dillard’s, Inc., Class A#	46,380	438,291
Retail Ventures, Inc.†	23,495	61,322

		499,613

Retail - Restaurants — 1.7%
AFC Enterprises, Inc.†#	20,511	142,757
BJ’s Restaurants, Inc.†#	14,146	202,854
Bob Evans Farms, Inc.	25,198	650,108
Buffalo Wild Wings, Inc.†#	14,472	513,756
California Pizza Kitchen, Inc.†	18,121	252,788
CEC Entertainment, Inc.†	16,364	525,775
CKE Restaurants, Inc.	42,575	349,966
Cracker Barrel Old Country Store, Inc.	18,006	565,749
Denny’s Corp.†	77,221	194,597
DineEquity, Inc.	14,144	392,213
Domino’s Pizza, Inc.†#	31,885	288,878
Einstein Noah Restaurant Group, Inc.†	3,572	28,183
Jack in the Box, Inc.†	47,772	1,256,404
Krispy Kreme Doughnuts, Inc.†#	45,759	158,784
Landry’s Restaurants, Inc.†#	9,476	95,423
Luby’s, Inc.†	17,532	75,738
O’Charley’s, Inc.	14,725	118,831
Papa John’s International, Inc.†	17,769	481,540
PF Chang’s China Bistro, Inc.†#	19,645	627,461
Red Robin Gourmet Burgers, Inc.†#	12,571	217,478
Ruby Tuesday, Inc.†	42,043	259,826
Ruth’s Chris Steak House, Inc.†#	16,337	63,061
Sonic Corp.†#	48,712	459,354
Texas Roadhouse, Inc., Class A†#	40,122	466,619
The Cheesecake Factory, Inc.†#	48,549	830,673
The Steak n Shake Co.†#	23,341	202,366
Wendy’s/Arby’s Group, Inc., Class A	322,364	1,353,929

		10,775,111

Security Description	Shares	Market Value (Note 2)

Retail - Sporting Goods — 0.2%
Big 5 Sporting Goods Corp.	17,748	$192,566
Cabela’s Inc., Class A†#	31,932	424,376
Hibbett Sports, Inc.†#	23,116	416,782
Zumiez, Inc.†#	15,963	142,390

		1,176,114

Retail - Toy Stores — 0.0%
Build - A - Bear Workshop, Inc.†	13,499	60,476

Retail - Video Rentals — 0.0%
Blockbuster, Inc., Class A†#	143,858	100,701

Retirement/Aged Care — 0.1%
Capital Senior Living Corp.†	18,141	80,365
Emeritus Corp.†#	16,004	229,977
Five Star Quality Care, Inc.†	25,868	54,581
Sunrise Senior Living, Inc.†	36,489	87,939

		452,862

Rubber - Tires — 0.1%
Cooper Tire & Rubber Co.	47,884	507,570

Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	23,012	232,421

Satellite Telecom — 0.1%
GeoEye, Inc.†#	14,628	313,917
Globalstar, Inc.†#	39,464	36,702
Hughes Communications, Inc.†	5,834	127,881
ICO Global Communications Holdings, Ltd.†	84,168	54,709
Loral Space & Communications, Inc.†	9,481	292,394
Terrestar Corp.†	54,329	29,881

		855,484

Savings & Loans/Thrifts — 1.3%
Abington Bancorp, Inc.	21,810	176,879
Anchor BanCorp Wisconsin, Inc.#	15,476	19,964
Beneficial Mutual Bancorp, Inc.†	26,619	254,478
Berkshire Hills Bancorp, Inc.	11,143	238,460
Brookline Bancorp, Inc.	47,325	465,678
Brooklyn Fed Bancorp, Inc.	2,753	32,540
Clifton Savings Bancorp, Inc.#	8,524	85,240
Danvers Bancorp	14,506	214,399
Dime Community Bancshares	19,134	170,484
Essa Bancorp, Inc.	12,728	177,556
First Financial Holdings, Inc.#	9,485	84,701
First Financial Northwest#	16,722	146,986
First Niagara Financial Group, Inc.	121,738	1,544,855
First Place Financial Corp.	13,799	58,232
Flagstar Bancorp, Inc.†#	35,147	33,390
Flushing Financial Corp.	17,409	173,394
Fox Chase Bancorp, Inc.†	5,018	49,778
Guaranty Financial Group, Inc.†	73,729	23,593
Home Federal Bancorp, Inc.	5,343	50,545
Investors Bancorp, Inc.†#	35,823	312,376
Kearny Financial Corp.#	14,412	161,703
Meridian Intst Bancorp, Inc.†	8,546	72,214
NASB Financial, Inc.#	2,776	80,115
NewAlliance Bancshares, Inc.	88,284	1,142,395
Northfield Bancorp Inc New Com	15,990	170,773
Northwest Bancorp, Inc.	13,868	255,865
OceanFirst Financial Corp.	7,185	90,172
Oritani Financial Corp.†	9,934	134,407
Provident Financial Services, Inc.	48,516	477,397
Provident New York Bancorp, Inc.	32,601	269,284
Rockville Financial, Inc.	7,222	77,998
Roma Financial Corp.#	7,127	89,658

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Savings & Loans/Thrifts (continued)
United Community Financial Corp.†	22,002	$30,143
United Financial Bancorp, Inc.	13,677	170,689
ViewPoint Financial Group	8,980	131,377
Waterstone Financial, Inc.†#	5,640	17,089
Westfield Financial, Inc.	25,758	236,974
WSFS Financial Corp.	4,993	132,464

		8,054,245

Schools — 0.4%
American Public Education, Inc.†	8,955	292,560
Capella Education Co.†#	11,573	603,995
Corinthian Colleges, Inc.†#	69,225	1,064,680
Grand Canyon Education, Inc.†#	8,533	115,707
K12, Inc.†#	5,099	89,233
Learning Tree International, Inc.†#	6,571	62,622
Lincoln Educational Services Corp.†#	3,470	63,987
Princeton Review, Inc.†#	10,859	50,820
Universal Technical Institute, Inc.†	16,478	229,209

		2,572,813

Seismic Data Collection — 0.1%
Dawson Geophysical Co.†	6,284	168,788
Geokinetics, Inc.†	3,886	51,373
ION Geophysical Corp.†#	72,674	205,668

		425,829

Semiconductor Components - Integrated Circuits — 0.7%
Anadigics, Inc.†	50,876	199,434
Cirrus Logic, Inc.†	52,758	205,229
Emulex Corp.†	68,609	754,013
Exar Corp.†	30,357	196,106
Hittite Microwave Corp.†	15,885	569,954
Micrel, Inc.	37,100	272,685
Pericom Semiconductor Corp.†	17,936	169,495
Power Integrations, Inc.#	22,357	493,195
Sigma Designs, Inc.†#	21,575	333,550
Standard Microsystems Corp.†	18,268	336,862
Techwell, Inc.†	12,476	80,345
TriQuint Semiconductor, Inc.†	116,534	518,576

		4,129,444

Semiconductor Equipment — 0.8%
ATMI, Inc.†	26,093	423,489
Axcelis Technologies, Inc.†	83,285	35,812
Brooks Automation, Inc.†	51,616	201,819
Cabot Microelectronics Corp.†	19,076	533,174
Cohu, Inc.	18,749	173,428
Entegris, Inc.†	92,852	267,414
Formfactor, Inc.†	39,692	720,410
Kulicke and Soffa Industries, Inc.†#	49,497	228,181
LTX - Credence Corp.†	101,854	57,038
Mattson Technology, Inc.†	40,129	52,168
MKS Instruments, Inc.†	40,507	547,250
Photronics, Inc.†	34,054	107,611
Rudolph Technologies, Inc.†	24,849	110,081
Semitool, Inc.†	18,335	89,841
Tessera Technologies, Inc.†	39,315	925,082
Ultra Clean Holdings, Inc.†	15,798	46,288
Ultratech, Inc.†	19,001	238,653
Veeco Instruments, Inc.†	25,909	272,822

		5,030,561

Software Tools — 0.0%
ArcSight, Inc.†#	5,596	90,152

Security Description	Shares	Market Value (Note 2)

Steel Pipe & Tube — 0.1%
Furmanite Corp.†	29,610	$119,032
Mueller Water Products, Inc., Class A	93,603	337,907
Northwest Pipe Co.†	7,432	289,699
Omega Flex, Inc.#	2,530	35,117

		781,755

Steel - Producers — 0.0%
General Steel Holdings, Inc.†#	9,672	51,262
Olympic Steel, Inc.	7,346	135,607

		186,869

Steel - Specialty — 0.0%
China Precision Stl, Inc.†#	13,955	29,724
Sutor Technology Group, Ltd.†#	6,202	21,149
Universal Stainless & Alloy Products, Inc.†	5,446	75,645

		126,518

Storage/Warehousing — 0.1%
Mobile Mini, Inc.†#	28,150	354,971

Sugar — 0.0%
Imperial Sugar Co.	9,677	100,060

Superconductor Product & Systems — 0.2%
American Superconductor Corp.†#	34,146	951,990

Telecom Equipment - Fiber Optics — 0.3%
Finisar Corp.†	320,831	208,540
Harmonic, Inc.†	76,520	442,286
IPG Photonics Corp.†#	15,623	161,073
MRV Communications, Inc.†	127,788	70,283
Oclaro, Inc.†	141,191	87,539
Oplink Communications, Inc.†	16,850	193,775
Sycamore Networks, Inc.†	155,448	466,344

		1,629,840

Telecom Services — 0.9%
Cbeyond, Inc.†#	19,468	334,655
Consolidated Communications Holdings, Inc.	18,834	193,990
Fairpoint Communications, Inc.#	72,375	73,099
FiberTower Corp.†#	97,806	73,354
Global Crossing Ltd†#	23,005	192,782
Harris Stratex Networks, Inc.†	47,535	226,742
Iowa Telecommunications Services, Inc.#	26,009	307,947
Knology, Inc.†	23,065	184,520
MasTec, Inc.†	31,069	402,344
Neutral Tandem, Inc.†	13,538	392,602
NTELOS Holdings Corp.	24,299	434,223
Orbcomm, Inc.†#	25,702	39,581
PAETEC Holding Corp.†	100,456	307,395
Premiere Global Services, Inc.†	50,286	601,923
RCN Corp.†	30,602	168,311
SAVVIS, Inc.†	30,548	359,550
TW Telecom, Inc.†	119,594	1,418,385
USA Mobility, Inc.	22,714	253,943
Vonage Holdings Corp.†#	41,753	19,206

		5,984,552

Telecommunication Equipment — 0.9%
Adtran, Inc.	45,667	948,960
Anaren, Inc.†	11,880	191,030
Applied Signal Technology, Inc.	10,235	214,219
Arris Group, Inc.†	99,651	1,207,770
Comtech Telecommunications Corp.†	16,946	493,807
CPI International, Inc.†	7,732	84,511
OpNext, Inc.†	21,861	54,434
Plantronics, Inc.	39,787	709,800

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Telecommunication Equipment (continued)
Preformed Line Products Co.	2,195	$97,129
ShoreTel, Inc.†	35,204	215,096
Sonus Networks, Inc.†	165,768	372,978
Symmetricom, Inc.†	35,471	182,321
Tekelec†	53,018	865,784
UTStarcom, Inc.†#	89,806	185,898

		5,823,737

Telephone - Integrated — 0.2%
Alaska Communications Systems Group, Inc.#	35,211	238,378
Atlantic Tele - Network, Inc.	7,689	175,079
Cincinnati Bell, Inc.†	174,668	487,324
General Communication, Inc., Class A†#	36,759	242,977
IDT Corp., Class B†	14,650	24,612
Shenandoah Telecom Co.	19,130	369,400

		1,537,770

Television — 0.0%
Belo Corp., Class A	72,454	130,417
Lin TV Corp., Class A†	21,740	43,263
Sinclair Broadcast Group, Inc., Class A#	39,436	69,407

		243,087

Textile - Apparel — 0.0%
Cherokee, Inc.#	6,124	127,134
Perry Ellis International, Inc.†	8,528	69,674
Unifi, Inc.†	36,698	56,882

		253,690

Theaters — 0.1%
Cinemark Holdings, Inc.	24,266	257,705
National CineMedia, Inc.	34,201	427,854

		685,559

Therapeutics — 0.8%
Alexza Pharmaceuticals, Inc.†#	19,385	40,515
Allos Therapeutics, Inc.†	47,804	348,013
Cypress Bioscience, Inc.†	30,517	231,929
Dyax Corp.†	47,645	95,290
Inspire Phamaceuticals, Inc.†	34,317	140,700
Isis Pharmaceuticals, Inc.†#	73,360	1,012,368
Mannkind Corp.†#	41,889	275,630
Medarex, Inc.†	103,758	751,208
Nabi Biopharmaceuticals†	42,128	119,222
Neurocrine Biosciences, Inc.†	31,237	95,898
NPS Pharmaceuticals, Inc.†	38,376	127,408
Onyx Pharmaceuticals, Inc.†	45,185	1,069,077
Osiris Therapeutics, Inc.†#	12,138	153,060
Questcor Pharmaceuticals, Inc.†	41,085	175,022
Theravance, Inc.†#	42,068	622,606

		5,257,946

Tobacco — 0.3%
Alliance One International, Inc.†	72,274	344,024
Universal Corp.	20,659	765,003
Star Scientific, Inc.†#	48,085	240,425
Vector Group, Ltd.#	26,794	392,532

		1,741,984

Toys — 0.3%
Jakks Pacific, Inc.†	22,267	283,904
Leapfrog Enterprises, Inc.†#	26,780	76,323
Marvel Entertainment, Inc.†#	39,776	1,319,768

		1,679,995

Security Description	Shares	Market Value (Note 2)

Transactional Software — 0.4%
ACI Worldwide, Inc†	27,937	$416,541
Bottomline Technologies, Inc.†	17,846	173,106
Innerworkings, Inc.†	27,476	128,038
Solera Holdings, Inc.†	44,959	1,029,561
Synchronoss Technologies, Inc.†#	16,774	203,636
VeriFone Holdings, Inc.†#	55,539	423,763

		2,374,645

Transport - Air Freight — 0.0%
Atlas Air Worldwide Holdings, Inc.†	10,803	279,582

Transport - Equipment & Leasing — 0.1%
Aircastle, Ltd.	37,938	253,805
AMERCO†#	7,632	281,239
Greenbrier Cos., Inc.#	13,306	100,061
TAL International Group, Inc.#	11,810	117,274
Textainer Group Holdings, Ltd.	7,779	80,824

		833,203

Transport - Marine — 0.7%
Cai Intl, Inc.†	5,980	29,302
DHT Maritime, Inc.	39,560	228,261
Eagle Bulk Shipping, Inc.#	38,014	295,749
Genco Shipping & Trading, Ltd.#	19,750	516,462
General Maritime Corp.#	39,401	377,462
Golar LNG, Ltd.	28,719	221,998
Gulfmark Offshore, Inc.†	18,337	559,278
Horizon Lines, Inc. Class A#	24,323	129,398
International Shipholding Corp.	4,608	102,021
Knightsbridge Tankers, Ltd.	13,902	208,113
Nordic American Tanker Shipping	34,313	1,150,858
Ship Finance International, Ltd.#	34,302	424,659
TBS International, Ltd., Class A†#	8,519	83,231
Teekay Tankers, Ltd. Class A	10,976	135,334
Ultrapetrol Bahamas, Ltd.†	18,734	90,298

		4,552,424

Transport - Rail — 0.1%
Genesee & Wyoming, Inc., Class A†	24,936	721,149

Transport - Services — 0.3%
Bristow Group, Inc.†#	19,675	622,320
Dynamex, Inc.†	7,089	110,021
Hub Group, Inc., Class A†	30,046	593,709
Pacer International, Inc.	28,202	73,325
PHI, Inc.†	11,089	175,096
Universal Truckload Services, Inc.	4,839	65,762

		1,640,233

Transport - Truck — 0.7%
Arkansas Best Corp.#	18,405	517,365
Celadon Group, Inc.†	17,764	134,829
Forward Air Corp.#	23,437	499,677
Heartland Express, Inc.#	48,159	756,096
Knight Transportation, Inc.#	46,538	825,584
Marten Transport, Ltd.†	12,422	264,961
Old Dominion Freight Lines, Inc.†	22,492	662,389
Patriot Transportation Holding, Inc.†#	1,290	111,598
Saia, Inc.†	10,934	150,343
Werner Enterprises, Inc.#	34,565	621,824
YRC Worldwide, Inc.†#	46,416	119,753

		4,664,419

Travel Services — 0.0%
Ambassadors Group, Inc.#	15,518	191,337

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Ultra Sound Imaging Systems — 0.0%
SonoSite, Inc.†	13,662	$252,884

Veterinary Diagnostics — 0.0%
Neogen Corp.†#	11,713	258,155

Vitamins & Nutrition Products — 0.1%
Mannatech, Inc.#	12,800	39,296
Omega Protein Corp.†	14,928	69,714
Schiff Nutrition Intl, Inc.†	7,584	36,783
Synutra International, Inc.†#	8,429	86,144
USANA Health Sciences, Inc.†	5,350	141,882

		373,819

Water — 0.4%
American States Water Co.	15,022	470,940
California Water Service Group	15,950	555,379
Connecticut Water Service, Inc.	6,838	144,213
Consolidated Water Co., Inc.#	11,805	184,276
Middlesex Water Co.	10,785	148,510
PICO Holdings, Inc.†	13,153	367,363
SJW Corp.	10,670	216,068
Southwest Water Co.	19,893	104,438

		2,191,187

Water Treatment Systems — 0.0%
Energy Recovery, Inc.†#	12,074	96,351

Web Hosting/Design — 0.1%
NIC, Inc.	32,425	195,523
Rackspace Hosting, Inc.†	14,078	164,290
Terremark Worldwide, Inc.†#	42,969	216,134
Web.Com Group, Inc.†	22,463	107,373

		683,320

Web Portals/ISP — 0.2%
EarthLink, Inc.†	89,216	699,453
United Online, Inc.	62,690	401,216

		1,100,669

Wire & Cable Products — 0.2%
Belden, Inc.	37,796	692,423
Coleman Cable, Inc.†#	6,441	19,387
Encore Wire Corp.#	14,825	314,735
Fushi Copperweld, Inc.†#	11,720	99,503
Insteel Industries, Inc.	14,205	122,447

		1,248,495

Wireless Equipment — 0.5%
Airvana, Inc.†#	19,598	115,236
Aruba Networks, Inc.†	42,511	276,746
EMS Technologies, Inc.†	12,680	247,894
Globecomm Systems, Inc.†	16,393	106,063
InterDigital, Inc.†	36,872	944,661
Nextwave Wireless, Inc.†	39,387	12,604
Novatel Wireless, Inc.†	25,763	300,912
Powerwave Technologies, Inc.†#	106,829	144,219
RF Micro Devices, Inc.†	213,867	609,521
ViaSat, Inc.†	20,597	516,573

		3,274,429

Wound, Burn & Skin Care — 0.0%
Obagi Medical Products, Inc.†	14,418	99,484

Total Common Stock
(cost $908,823,856)		611,582,121

Security Description	Shares/ Principal Amount	Market Value (Note 2)

CORPORATE BONDS & NOTES — 0.0%
Metal Processors & Fabrication — 0.0%
Mueller Industries, Inc.
Sub. Notes
6.00% due 11/01/14#
(cost $152,000)	152,000	$120,080

EXCHANGE TRADED FUNDS — 0.0%
Registered Investment Companies — 0.0%
Kayne Anderson Energy Development Fund
(cost $206,045)	8,171	100,748

RIGHTS — 0.0%
Home Furnishings — 0.0%
Sealy Corp.† Expires 07/02/09	35,949	75,852

Medical - Biomedical/Gene — 0.0%
OSI Pharmaceuticals, Inc.† Expires 06/08/12	1,002	0

Oil - Field Services — 0.0%
Allis - Chalmers Energy, Inc.	22,777	5,011

Total Rights
(cost $269,230)		80,863

Total Long - Term Investment Securities
(cost $909,451,131)		611,883,812

SHORT - TERM INVESTMENT SECURITIES — 23.4%
Collective Investment Pool — 19.3%
Securities Lending Quality Trust(3)(7)	125,963,267	122,291,798

Commercial Paper — 3.5%
DEXIA Delaware LLC 0.24% due 06/01/09	$22,000,000	22,000,000

U.S. Government Treasuries — 0.6%
United States Treasury Bills
0.05% due 06/04/09(4)	2,000,000	1,999,991
0.09% due 06/04/09(4)	2,000,000	1,999,985

		3,999,976

Total Short - Term Investment Securities
(cost $151,963,243)		148,291,774

REPURCHASE AGREEMENT — 0.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/29/09, to be repurchased 06/01/09 in the amount of 2,517,002 and collateralized by Federal Home Loan Mtg. Assoc. Notes, bearing interest at 4.13% due 12/21/12 and having approximate value of $2,593,688 (cost $2,517,000)	$2,517,000	2,517,000

TOTAL INVESTMENTS
(cost $1,063,931,374)(5)	120.2%	762,692,586
Liabilities in excess of other assets	(20.2)	(128,356,256)

NET ASSETS —	100.0%	$634,336,330

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)

To the extent permitted by the Statement of Additional Information, the Small Cap Index Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2009, the Small Cap Index Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
iPCS, Inc. (Common Stock)	06/30/06	9,999	$482,517
	08/29/06	811	42,172
	11/28/06	481	25,488
	02/13/07	676	35,988
	08/01/07	585	18,881
	10/12/07	560	20,964
	06/27/08	835	24,607

		13,947	$650,617	$252,720	$18.12	0.04%

(2)	Fair valued security; see Note 2
(3)	The security is purchased with the cash collateral received from securities loaned.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 5 for cost of investments on a tax basis.
(6)	Illiquid security. At May 31, 2009, the aggregate value of these securities was $252,923 representing 0.0% of net assets.
(7)	At May 31, 2009, the Fund had loaned securities with a total value of $126,335,822. This was secured by collateral of $125,963,267, which was received in cash and subsequently invested in short-term investments currently valued at $122,291,798 as reported in the portfolio of investments. The remaining collateral of $2,245,704 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.
The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range
United States Treasury Bills	0.01%	07/16/09
United States Treasury Notes	0.88% to 2.63%	04/15/10 to 07/15/17
United States Treasury Bonds	4.50% to 7.88%	08/15/20 to 02/15/36

Open Futures Contracts
Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of May, 31 2009	Unrealized Appreciation (Depreciation)
509 Long	Russell 2000 Mini Index	June 2009	$20,258,488	$25,516,170	$5,257,682

See Notes to Financial Statements

VALIC Company I Small Cap Special Values Fund

PORTFOLIO PROFILE — May 31, 2009 (Unaudited)

Industry Allocation*

Collective Investment Pool	18.3%
Banks — Commercial	7.9
Electric — Integrated	4.2
Time Deposits	3.7
Oil Companies — Exploration & Production	3.4
Insurance — Reinsurance	3.4
Real Estate Investment Trusts	2.8
Retail — Apparel/Shoe	2.7
Repurchase Agreements	2.3
Metal Processors & Fabrication	2.2
Human Resources	2.2
Finance — Investment Banker/Broker	2.0
Computers — Memory Devices	2.0
Retail — Restaurants	1.8
Paper & Related Products	1.8
Insurance — Property/Casualty	1.8
Machinery — General Industrial	1.7
Telecommunication Equipment	1.7
Networking Products	1.6
Savings & Loans/Thrifts	1.5
Insurance Brokers	1.5
Consumer Products — Misc.	1.4
Semiconductor Components — Integrated Circuits	1.4
Retail — Convenience Store	1.3
Wire & Cable Products	1.3
Oil & Gas Drilling	1.3
Gas — Distribution	1.2
Electronic Components — Semiconductors	1.2
Semiconductor Equipment	1.1
Distribution/Wholesale	1.1
E-Commerce/Services	1.1
Building Products — Doors & Windows	1.0
Electronic Components — Misc.	1.0
Footwear & Related Apparel	1.0
Web Portals/ISP	1.0
Diversified Operations/Commercial Services	0.9
Food — Misc.	0.9
Telecom Equipment — Fiber Optics	0.9
Transport — Truck	0.9
Computers — Integrated Systems	0.8
Enterprise Software/Service	0.8
Insurance — Multi-line	0.8
Food — Retail	0.8
Wireless Equipment	0.7
Casino Services	0.7
Batteries/Battery Systems	0.6
Investment Management/Advisor Services	0.6
Airlines	0.6
Funeral Services & Related Items	0.6
Chemicals — Specialty	0.6
Telecom Services	0.5
Internet Infrastructure Software	0.5
Non-Ferrous Metals	0.5
Vitamins & Nutrition Products	0.5
Tobacco	0.5
Investment Companies	0.5
Medical — Hospitals	0.5
Chemicals — Plastics	0.5
Medical Laser Systems	0.5
Computers — Periphery Equipment	0.5
Medical — HMO	0.5
Containers — Paper/Plastic	0.4
Retail — Home Furnishings	0.4
Containers — Metal/Glass	0.4
Diversified Manufacturing Operations	0.4
Commercial Services	0.4
Computer Services	0.4
Aerospace/Defense — Equipment	0.4
Transport — Marine	0.3

Building — Mobile Home/Manufactured Housing	0.3
Electronic Measurement Instruments	0.3
Schools	0.3
Publishing — Books	0.3
Home Decoration Products	0.3
Lasers — System/Components	0.3
Retail — Office Supplies	0.3
Building Products — Wood	0.3
Oil — Field Services	0.3
Financial Guarantee Insurance	0.3
Transport — Services	0.3
Machinery — Electrical	0.3
Medical — Drugs	0.3
Office Supplies & Forms	0.3
Medical Instruments	0.3
Apparel Manufacturers	0.3
Medical — Biomedical/Gene	0.3
Aerospace/Defense	0.3
Retail — Pet Food & Supplies	0.2
Medical — Generic Drugs	0.2
Medical — Outpatient/Home Medical	0.2
Coatings/Paint	0.2
Data Processing/Management	0.2
E-Commerce/Products	0.2
Computer Graphics	0.2
Physical Therapy/Rehabilitation Centers	0.2
Physicians Practice Management	0.2
Insurance — Life/Health	0.2
Finance — Leasing Companies	0.2
Circuit Boards	0.2
Electronic Connectors	0.2
Finance — Other Services	0.2
Auto/Truck Parts & Equipment — Replacement	0.2
Food — Wholesale/Distribution	0.2
Transport — Air Freight	0.2
Internet Application Software	0.2
Chemicals — Diversified	0.2
Satellite Telecom	0.2
Software Tools	0.2
Building — Residential/Commercial	0.2
Metal — Aluminum	0.2
Food — Canned	0.2
Auto/Truck Parts & Equipment — Original	0.2
Hospital Beds/Equipment	0.1
Retail — Discount	0.1
Building & Construction — Misc.	0.1
Internet Infrastructure Equipment	0.1
Electronic Design Automation	0.1
Cosmetics & Toiletries	0.1
Therapeutics	0.1
Disposable Medical Products	0.1
Commercial Services — Finance	0.1
Home Furnishings	0.1
Retail — Catalog Shopping	0.1
Multimedia	0.1
Textile — Products	0.1
Applications Software	0.1
Oil Field Machinery & Equipment	0.1
Retail — Appliances	0.1
Medical Products	0.1
Retail — Jewelry	0.1
Publishing — Newspapers	0.1
Finance — Mortgage Loan/Banker	0.1

119.1%

*	Calculated as a percentage of net assets

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 94.8%
Aerospace/Defense — 0.3%
Teledyne Technologies, Inc.†	12,060	$396,412

Aerospace/Defense - Equipment — 0.4%
GenCorp, Inc.†#	65,984	132,628
Innovative Solutions and Support, Inc.	57,923	264,708
Orbital Sciences Corp.†	13,530	199,162

		596,498

Airlines — 0.6%
Copa Holdings SA, Class A	19,950	694,659
Skywest, Inc.	27,920	286,180

		980,839

Apparel Manufacturers — 0.3%
American Apparel, Inc.†#	35,120	139,075
Delta Apparel, Inc.†	20,376	156,895
Maidenform Brands, Inc.†	10,178	131,500

		427,470

Applications Software — 0.1%
Corel Corp.†#	82,601	154,464

Auto/Truck Parts & Equipment - Original — 0.2%
Modine Manufacturing Co.	52,524	234,782

Auto/Truck Parts & Equipment - Replacement — 0.2%
ATC Technology Corp.†	22,240	324,259

Banks - Commercial — 7.9%
BancorpSouth, Inc.#	69,996	1,556,711
BOK Financial Corp.#	12,839	520,750
City National Corp.#	8,010	292,926
Columbia Banking System, Inc.#	18,080	196,530
First Citizens BancShares, Inc., Class A	32,923	4,361,968
IBERIABANK Corp.#	16,529	719,342
PacWest Bancorp#	18,030	254,764
Pinnacle Financial Partners, Inc.†#	6,260	90,770
Seacoast Banking Corp. of Florida#	19,250	49,472
Sterling Bancshares, Inc.	162,474	1,030,085
SVB Financial Group†#	27,762	748,186
Trustmark Corp.#	15,506	303,762
UMB Financial Corp.	55,766	2,237,890
Whitney Holding Corp.#	28,650	355,260

		12,718,416

Batteries/Battery Systems — 0.6%
Energizer Holdings, Inc.†	8,380	437,939
EnerSys†	35,730	578,826

		1,016,765

Building & Construction - Misc. — 0.1%
Dycom Industries, Inc.†	18,617	217,633

Building Products - Doors & Windows — 1.0%
Apogee Enterprises, Inc.#	12,455	153,446
Quanex Building Products Corp.	138,925	1,533,732

		1,687,178

Building Products - Wood — 0.3%
Universal Forest Products, Inc.#	16,830	512,642

Building - Mobile Home/Manufactured Housing — 0.3%
Cavco Industries, Inc.†#	23,751	546,273

Building - Residential/Commercial — 0.2%
M/I Homes, Inc.#	21,500	248,540

Casino Services — 0.7%
Bally Technologies, Inc.†	28,040	785,120
Scientific Games Corp., Class A†	15,370	274,047

		1,059,167

Security Description	Shares	Market Value (Note 2)

Chemicals - Diversified — 0.2%
Innospec, Inc.	32,397	$288,657

Chemicals - Plastics — 0.5%
A. Schulman, Inc.	52,388	782,153

Chemicals - Specialty — 0.6%
American Pacific Corp.†#(4)	33,758	212,000
Arch Chemicals, Inc.	7,651	214,993
Minerals Technologies, Inc.	4,979	194,779
Omnova Solutions, Inc.†	105,588	265,026

		886,798

Circuit Boards — 0.2%
TTM Technologies, Inc.†	38,470	342,383

Coatings/Paint — 0.2%
RPM International, Inc.	24,930	381,928

Commercial Services — 0.4%
Alliance Data Systems Corp.†#	14,880	602,640
Ticketmaster Entertainment, Inc.†	2,167	16,859

		619,499

Commercial Services - Finance — 0.1%
Deluxe Corp.	13,650	193,011
Tree.com, Inc.†#	1	10

		193,021

Computer Graphics — 0.2%
Monotype Imaging Holdings, Inc.†	46,591	263,239
Trident Microsystems, Inc.†	50,587	87,010

		350,249

Computer Services — 0.4%
CACI International, Inc., Class A†	16,110	618,141

Computers - Integrated Systems — 0.8%
BancTec, Inc.†(3)(4)	41,033	285,179
Brocade Communications Systems, Inc.†#	105,740	776,132
NCR Corp.†	27,140	291,484

		1,352,795

Computers - Memory Devices — 2.0%
Imation Corp.#	197,029	1,903,300
Quantum Corp.†	640,936	737,076
Smart Modular Technologies WWH, Inc.†	185,951	516,944

		3,157,320

Computers - Periphery Equipment — 0.5%
Electronics for Imaging, Inc.†	74,507	757,736

Consumer Products - Misc. — 1.4%
Blyth, Inc.	48,200	1,600,722
Prestige Brands Holdings, Inc.†	50,426	314,154
WD - 40 Co.	15,846	411,679

		2,326,555

Containers - Metal/Glass — 0.4%
Greif, Inc., Class A	13,330	644,106

Containers - Paper/Plastic — 0.4%
Rock - Tenn Co., Class A	18,310	702,738

Cosmetics & Toiletries — 0.1%
Elizabeth Arden, Inc.†	29,020	204,591

Data Processing/Management — 0.2%
CSG Systems International, Inc.†	27,020	372,065

Disposable Medical Products — 0.1%
ICU Medical, Inc.†	5,445	196,891

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Distribution/Wholesale — 1.1%
Owens & Minor, Inc.	16,720	$586,203
School Specialty, Inc.†#	18,680	355,294
Tech Data Corp.†	13,330	426,826
WESCO International, Inc.†	15,900	425,007

		1,793,330

Diversified Manufacturing Operations — 0.4%
EnPro Industries, Inc.†#	6,326	111,401
The Brink’s Co.	17,290	459,741
Tredegar Corp.	4,240	59,445

		630,587

Diversified Operations/Commercial Services — 0.9%
Viad Corp.	104,083	1,528,979

E - Commerce/Products — 0.2%
Stamps.com, Inc.†	40,430	359,018

E - Commerce/Services — 1.1%
IAC/InterActive Corp.†	108,374	1,751,324

Electric - Integrated — 4.2%
Allete, Inc.#	89,119	2,354,524
Avista Corp.	45,110	714,542
Central Vermont Public Service Corp.	21,580	348,733
El Paso Electric Co.†	89,019	1,178,612
Great Plains Energy, Inc.	46,440	699,851
UIL Holdings Corp.#	29,550	612,571
Unisource Energy Corp.	34,540	878,698

		6,787,531

Electronic Components - Misc. — 1.0%
AVX Corp.#	65,474	607,599
Benchmark Electronics, Inc.†	57,492	701,402
Celestica ,Inc.†	27,047	178,240
Rogers Corp.†	3,765	64,231
Vishay Intertechnology, Inc.†	22,940	126,858

		1,678,330

Electronic Components - Semiconductors — 1.2%
DSP Group, Inc.†	72,575	526,169
Lattice Semiconductor Corp.†	330,017	653,434
Mellanox Tecnologies Ltd†	57,840	683,669
Zoran Corp.†	9,156	101,448

		1,964,720

Electronic Connectors — 0.2%
Thomas & Betts Corp.†	11,080	339,934

Electronic Design Automation — 0.1%
Mentor Graphics Corp.†	37,225	209,205

Electronic Measurement Instruments — 0.3%
Orbotech, Ltd.†	74,567	541,356

Energy - Alternate Sources — 0.0%
BioFuel Energy Corp.†#	50,432	30,259

Enterprise Software/Service — 0.8%
Lawson Software, Inc.†#	107,377	564,803
Novell, Inc.†	186,836	777,238

		1,342,041

Finance - Investment Banker/Broker — 2.0%
Investment Technology Group, Inc.†	50,920	1,059,136
Knight Capital Group, Inc., Class A†#	68,387	1,176,940
SWS Group, Inc.	30,187	386,696
TradeStation Group, Inc.†	78,930	647,226

		3,269,998

Security Description	Shares	Market Value (Note 2)

Finance - Leasing Companies — 0.2%
Financial Federal Corp.#	14,020	$347,556

Finance - Mortgage Loan/Banker — 0.1%
Deerfield Capital Corp.#	19,247	75,448

Finance - Other Services — 0.2%
GFI Group, Inc.	54,867	329,751

Financial Guarantee Insurance — 0.3%
Assured Guaranty, Ltd.#	16,470	215,922
MGIC Investment Corp.#	53,710	234,175

		450,097

Food - Canned — 0.2%
Treehouse Foods, Inc.†	9,117	243,697

Food - Misc. — 0.9%
American Italian Pasta Co., Class A†	46,087	1,274,306
Chiquita Brands International, Inc.†#	23,990	250,695

		1,525,001

Food - Retail — 0.8%
Ruddick Corp.#	20,480	515,277
Weis Markets, Inc.	12,100	422,653
Winn - Dixie Stores, Inc.†	19,337	295,082

		1,233,012

Food - Wholesale/Distribution — 0.2%
Spartan Stores, Inc.	26,048	323,256

Footwear & Related Apparel — 1.0%
Iconix Brand Group, Inc.†#	41,570	673,018
Steven Madden, Ltd.†	20,190	549,572
Timberland Co., Class A†	26,820	385,672

		1,608,262

Funeral Services & Related Items — 0.6%
Hillenbrand, Inc.	55,582	953,787

Gas - Distribution — 1.2%
Atmos Energy Corp.	21,713	521,112
Energen Corp.	17,820	663,260
Southwest Gas Corp.	37,850	786,523

		1,970,895

Health Care Cost Containment — 0.0%
Hooper Holmes, Inc.†	81,767	40,066

Home Decoration Products — 0.3%
Newell Rubbermaid, Inc.	45,410	522,669

Home Furnishings — 0.1%
Ethan Allen Interiors, Inc.	13,056	160,066
Furniture Brands International, Inc.#	7,457	31,096

		191,162

Hospital Beds/Equipment — 0.1%
Hill - Rom Holdings, Inc.#	14,234	230,021

Human Resources — 2.2%
AMN Healthcare Services, Inc.†	95,529	687,809
Cross Country Healthcare, Inc.†#	6,343	49,222
Heidrick & Struggles International, Inc.#	61,878	1,135,461
Kenexa Corp.†	26,072	252,116
Korn/Ferry International†	68,765	762,604
Monster Worldwide, Inc.†#	56,388	658,612

		3,545,824

Instruments - Scientific — 0.0%
Varian, Inc.†	1	35

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Insurance Brokers — 1.5%
Willis Group Holdings, Ltd.	88,043	$2,344,585

Insurance - Life/Health — 0.2%
American Equity Investment Life Holding Co.#	42,415	246,425
FBL Financial Group, Inc., Class A#	13,975	101,319

		347,744

Insurance - Multi-line — 0.8%
Hanover Insurance Group, Inc.	26,370	904,755
HCC Insurance Holdings, Inc.	17,170	423,927

		1,328,682

Insurance - Property/Casualty — 1.8%
Arch Capital Group, Ltd.†	8,950	509,344
Infinity Property & Casualty Corp.	13,730	505,401
Navigators Group, Inc.†	12,120	530,129
Stewart Information Services Corp.	88,295	1,359,728

		2,904,602

Insurance - Reinsurance — 3.4%
Endurance Specialty Holdings, Ltd.#	111,429	3,060,955
IPC Holdings, Ltd.	72,846	1,810,223
Reinsurance Group of America, Inc.	9,520	350,146
Validus Holdings, Ltd.	11,134	253,966

		5,475,290

Internet Application Software — 0.2%
S1 Corp.†	43,130	292,421

Internet Infrastructure Equipment — 0.1%
Avocent Corp.†	15,415	215,810

Internet Infrastructure Software — 0.5%
F5 Networks, Inc.†#	18,230	578,985
TeleCommunication Systems, Inc., Class A†	38,430	287,072

		866,057

Investment Companies — 0.5%
Apollo Investment Corp.	15,853	87,350
Hercules Technology Growth Capital, Inc.#	66,784	500,880
Kohlberg Capital Corp.	56,451	234,836

		823,066

Investment Management/Advisor Services — 0.6%
Eaton Vance Corp.#	19,380	525,198
Virtus Investment Partners, Inc.†	4,165	61,642
Westwood Holdings Group, Inc.#(4)	10,216	415,383

		1,002,223

Lasers - System/Components — 0.3%
Coherent, Inc.†#	26,721	521,594

Machinery - Electrical — 0.3%
Franklin Electric Co., Inc.#	18,824	447,635

Machinery - General Industrial — 1.7%
Applied Industrial Technologies, Inc.#	15,780	327,751
Chart Industries, Inc.†	18,150	385,324
Kadant, Inc.†(4)	83,202	1,161,500
Middleby Corp.†#	14,140	635,027
Robbins & Myers, Inc.	14,100	269,874

		2,779,476

Medical Instruments — 0.3%
Conmed Corp.†	27,594	434,606

Medical Laser Systems — 0.5%
Cutera, Inc.†	48,310	375,852
Palomar Medical Technologies, Inc.†	37,690	383,307

		759,159

Security Description	Shares	Market Value (Note 2)

Medical Products — 0.1%
Syneron Medical, Ltd.†	15,668	$112,966

Medical - Biomedical/Gene — 0.3%
American Oriental Bioengineering, Inc.†#	30,530	148,071
Cambrex Corp.†	73,032	262,915

		410,986

Medical - Drugs — 0.3%
Biovail Corp.	15,374	195,558
King Pharmaceuticals, Inc.†	26,507	250,756

		446,314

Medical - Generic Drugs — 0.2%
Par Pharmaceutical Cos., Inc.†	28,860	385,281

Medical - HMO — 0.5%
AMERIGROUP Corp.†	26,240	757,286

Medical - Hospitals — 0.5%
Health Management Associates, Inc., Class A†	136,062	790,520

Medical - Outpatient/Home Medical — 0.2%
Lincare Holdings, Inc.†#	17,540	382,021

Metal Processors & Fabrication — 2.2%
CIRCOR International, Inc.	11,037	269,303
Mueller Industries, Inc.	150,368	3,303,585

		3,572,888

Metal - Aluminum — 0.2%
Century Aluminum Co.†	41,290	248,153

Multimedia — 0.1%
Journal Communications, Inc., Class A	110,024	166,136

Networking Products — 1.6%
Acme Packet, Inc.†#	56,000	434,000
Adaptec, Inc.†	278,821	758,393
Ixia†	68,670	418,887
Netgear, Inc.†	69,982	981,848

		2,593,128

Non-Ferrous Metals — 0.5%
Thompson Creek Metals Co., Inc.†#	52,940	508,224
USEC, Inc.†#	66,790	357,326

		865,550

Office Supplies & Forms — 0.3%
ACCO Brands Corp.†	105,322	310,700
Ennis, Inc.	12,289	132,721

		443,421

Oil & Gas Drilling — 1.3%
Atwood Oceanics, Inc.†#	69,356	1,835,160
Pioneer Drilling Co.†	36,830	230,556

		2,065,716

Oil Companies - Exploration & Production — 3.4%
Approach Resource, Inc.†	38,220	341,687
Cabot Oil & Gas Corp.	13,587	477,311
Carrizo Oil & Gas, Inc.†#	11,541	246,400
Mariner Energy, Inc.†	64,697	935,519
Penn Virginia Corp.	26,663	509,797
Rex Energy Corp†#	72,430	493,248
Rosetta Resources, Inc.†	59,438	518,894
St. Mary Land & Exploration Co.#	23,419	507,255
Stone Energy Corp.†#	14,247	120,387
Whiting Petroleum Corp.†	28,766	1,347,975

		5,498,473

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Oil Field Machinery & Equipment — 0.1%
WSP Holdings, Ltd. ADR	31,511	$144,951

Oil - Field Services — 0.3%
Global Industries, Ltd.†#	66,677	466,739

Paper & Related Products — 1.8%
Clearwater Paper Corp.†	6,676	158,021
Glatfelter	59,880	613,770
Neenah Paper, Inc.	88,218	713,684
Schweitzer - Mauduit International, Inc.#	63,615	1,429,429

		2,914,904

Physical Therapy/Rehabilitation Centers — 0.2%
Psychiatric Solutions, Inc.†	18,930	349,259

Physicians Practice Management — 0.2%
IPC The Hospitalist Co. ,Inc.†	13,980	348,102

Publishing - Books — 0.3%
Courier Corp.	33,766	528,438

Publishing - Newspapers — 0.1%
AH Belo Corp.#	81,107	97,328

Real Estate Investment Trusts — 2.8%
Chimera Invt Corp.	149,780	522,732
DCT Industrial Trust, Inc.	68,390	306,387
DiamondRock Hospitality Co.	57,850	376,025
Digital Realty Trust, Inc.#	4,500	160,965
Douglas Emmett, Inc.#	16,470	153,171
Essex Property Trust, Inc.#	4,370	297,553
Getty Realty Corp.	19,685	359,054
Healthcare Realty Trust, Inc.#	11,980	197,311
LaSalle Hotel Properties	24,440	334,339
MFA Mtg. Investments, Inc.	72,210	452,035
National Health Investors, Inc.	11,320	299,188
National Retail Properties, Inc.	7,640	130,720
Realty Income Corp.#	6,780	145,567
SL Green Realty Corp.#	5,110	117,019
Tanger Factory Outlet Centers, Inc.	5,800	187,688
Taubman Centers, Inc.#	14,960	370,110
The Macerich Co.#	8,950	151,076

		4,560,940

Recreational Vehicles — 0.0%
Arctic Cat, Inc.#	1,670	6,697

Retail - Apparel/Shoe — 2.7%
AnnTaylor Stores Corp.†	24,252	177,525
Christopher & Banks Corp.#	39,676	205,522
Dress Barn, Inc.†#	27,260	431,526
Foot Locker, Inc.	15,566	172,938
Genesco, Inc.†#	49,422	1,274,593
Jos. A. Bank Clothiers, Inc.†#	13,860	524,601
Kenneth Cole Productions, Inc., Class A#	60,746	422,792
Phillips - Van Heusen Corp.	18,420	542,837
Stage Stores, Inc.	29,145	353,529
The Men’s Wearhouse, Inc.#	13,131	224,409

		4,330,272

Retail - Appliances — 0.1%
Conn’s, Inc.†#	11,730	116,948

Retail - Catalog Shopping — 0.1%
Coldwater Creek, Inc.†#	45,050	171,190

Retail - Convenience Store — 1.3%
Casey’s General Stores, Inc.	84,285	2,126,511

Retail - Discount — 0.1%
HSN, Inc.†	19,902	224,893

Security Description	Shares	Market Value (Note 2)

Retail - Home Furnishings — 0.4%
Haverty Furniture Cos., Inc.#	20,720	$217,974
Pier 1 Imports, Inc.†#	225,106	450,212

		668,186

Retail - Jewelry — 0.1%
Zale Corp.†#	28,459	110,990

Retail - Office Supplies — 0.3%
OfficeMax, Inc.	62,170	512,903

Retail - Pet Food & Supplies — 0.2%
PetMed Express, Inc.†#	26,770	391,377

Retail - Restaurants — 1.8%
DineEquity, Inc.	16,501	457,573
Domino’s Pizza, Inc.†#	31,151	282,228
Ruby Tuesday, Inc.†#	135,167	835,332
Wendy’s/Arby’s Group, Inc., Class A	329,983	1,385,928

		2,961,061

Satellite Telecom — 0.2%
DigitalGlobe, Inc.†	15,555	280,457

Savings & Loans/Thrifts — 1.5%
NewAlliance Bancshares, Inc.#	181,294	2,345,945
Provident New York Bancorp, Inc.	1,993	16,462

		2,362,407

Schools — 0.3%
Career Education Corp.†	26,320	528,506

Semiconductor Components - Integrated Circuits — 1.4%
Anadigics, Inc.†	42,237	165,569
Atmel Corp.†	146,460	563,871
Exar Corp.†	114,533	739,883
Micrel, Inc.	44,230	325,091
Standard Microsystems Corp.†	27,919	514,826

		2,309,240

Semiconductor Equipment — 1.1%
ATMI, Inc.†	47,967	778,504
Cabot Microelectronics Corp.†	25,118	702,048
GSI Group, Inc.†#	56,424	50,782
Ultra Clean Holdings, Inc.†	106,104	310,885

		1,842,219

Software Tools — 0.2%
Borland Software Corp.†	261,882	256,906

Telecom Equipment - Fiber Optics — 0.9%
Ciena Corp.†#	49,982	549,802
Oplink Communications, Inc.†	64,710	744,165
Sycamore Networks, Inc.†	61,648	184,944

		1,478,911

Telecom Services — 0.5%
Harris Stratex Networks, Inc.†	32,363	154,372
NeuStar, Inc., Class A†	21,870	438,493
NTELOS Holdings Corp.	11,000	196,570
Premiere Global Services, Inc.†	7,327	87,704

		877,139

Telecommunication Equipment — 1.7%
ADC Telecommunications, Inc.†#	61,520	433,101
Arris Group, Inc.†	64,162	777,643
CommScope, Inc.†#	43,981	1,154,062
Tellabs, Inc.†	57,920	321,456

		2,686,262

Textile - Products — 0.1%
Dixie Group, Inc.†#(4)	55,299	162,579

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)

COMMON STOCK (continued)
Therapeutics — 0.1%
Questcor Pharmaceuticals, Inc.†	46,740	$199,112

Tobacco — 0.5%
Universal Corp.#	23,054	853,690

Transport - Air Freight — 0.2%
Atlas Air Worldwide Holdings, Inc.†	11,489	297,335

Transport - Marine — 0.3%
Tidewater, Inc.#	11,570	551,542

Transport - Services — 0.3%
UTi Worldwide, Inc.†	34,300	449,673

Transport - Truck — 0.9%
Arkansas Best Corp.#	48,847	1,373,089

Travel Services — 0.0%
Interval Leisure Group, Inc.†	7,348	70,320

Vitamins & Nutrition Products — 0.5%
Herbalife, Ltd.	22,030	643,496
NBTY, Inc.†	8,710	215,050

		858,546

Web Portals/ISP — 1.0%
EarthLink, Inc.†#	104,374	818,292
United Online, Inc.	115,030	736,192

		1,554,484

Wire & Cable Products — 1.3%
Belden, Inc.	73,802	1,352,052
General Cable Corp.†	19,282	737,344

		2,089,396

Wireless Equipment — 0.7%
Ceragon Networks, Ltd.†	53,879	333,511
Novatel Wireless, Inc.†	67,730	791,086

		1,124,597

Total Long-Term Investment Securities
(cost $193,783,080)		153,636,003

SHORT-TERM INVESTMENT SECURITIES — 22.0%
Collective Investment Pool — 18.3%
Securities Lending Quality Trust(1)(5)	30,460,351	29,572,519

Time Deposits — 3.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/09	$5,962,000	5,962,000

Total Short-Term Investment Securities
(cost $36,422,351)		35,534,519

REPURCHASE AGREEMENT — 2.3%
Agreement with Banc of America Securities LLC, bearing interest at 0.11% dated 05/29/09 to be repurchased 06/01/09 in the amount of $3,817,035 and collateralized by United States Treasury Bill, bearing interest at 0.28% due 11/19/2009 and having an approximate value of $3,900,123 (cost $3,817,000)	3,817,000	3,817,000

TOTAL INVESTMENTS
(cost $234,022,431)(2)	119.1%	192,987,522
Liabilities in excess of other assets	(19.1)	(30,918,977)

NET ASSETS —	100.0%	$162,068,545

†	Non-income producing security
#	The security or a portion thereof is out on loan (See Note 2)
(1)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)	See Note 5 for cost of investments on a tax basis.
(3)	Fair value security; see Note 2
(4)	Illiquid security
(5)	At May 31, 2009, the Fund had loaned securities with a total value of $30,300,716. This was secured by collateral of $30,460,351, which was received in cash and subsequently invested in short-term investments currently valued at $29,572,519 as reported in the portfolio of investments. The remaining collateral of $187,508 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.
The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range
United States Treasury Notes	0.88% to 2.63%	04/15/10 to 07/15/17
United States Treasury Bonds	4.50% to 8.75%	08/15/20 to 02/15/36

See Notes to Financial Statements

VALIC Company I Small-Mid Growth Fund

PORTFOLIO PROFILE — May 31, 2009 (Unaudited)

Industry Allocation*

Collective Investment Pool	17.9%
Medical — Biomedical/Gene	6.1
Oil Companies — Exploration & Production	5.6
Electronic Components — Semiconductors	4.2
Retail — Apparel/Shoe	3.1
Schools	3.0
Commercial Services	2.8
Time Deposits	2.7
Retail — Restaurants	2.6
Medical — Drugs	2.3
Electronic Measurement Instruments	2.1
Racetracks	1.9
Index Fund — Small Cap	1.9
Machinery — General Industrial	1.7
Telecommunication Equipment	1.7
Semiconductor Equipment	1.7
Computer Services	1.6
Banks — Commercial	1.6
Web Hosting/Design	1.5
Diagnostic Kits	1.5
Internet Infrastructure Software	1.5
Cosmetics & Toiletries	1.4
Agricultural Chemicals	1.3
Enterprise Software/Service	1.3
Finance — Investment Banker/Broker	1.2
E-Marketing/Info	1.2
Retail — Catalog Shopping	1.1
Cellular Telecom	1.1
Apparel Manufacturers	1.1
Computer Aided Design	1.1
Private Corrections	1.1
Wire & Cable Products	1.1
Medical Products	1.1
Semiconductor Components — Integrated Circuits	1.0
Consulting Services	1.0
Batteries/Battery Systems	1.0
Computers — Periphery Equipment	0.9
Oil — Field Services	0.9
Savings & Loans/Thrifts	0.9
Consumer Products — Misc.	0.9
Respiratory Products	0.8
Retail — Pet Food & Supplies	0.8
Telecom Services	0.8
Wireless Equipment	0.7
Real Estate Investment Trusts	0.7
Aerospace/Defense — Equipment	0.7
E-Commerce/Products	0.7
Chemicals — Specialty	0.7
E-Commerce/Services	0.7
Retail — Auto Parts	0.7
Medical Labs & Testing Services	0.7
Printing — Commercial	0.7
Medical Information Systems	0.7
Transport — Air Freight	0.7
Intimate Apparel	0.7
Non — Hazardous Waste Disposal	0.7
Footwear & Related Apparel	0.7
Advanced Materials	0.6
Networking Products	0.6
Toys	0.6
Patient Monitoring Equipment	0.6
Investment Management/Advisor Services	0.6
Marine Services	0.6
Medical Instruments	0.6
Electric — Integrated	0.6
Insurance — Multi-line	0.6
Internet Application Software	0.6
Retail — Computer Equipment	0.6
Transport — Truck	0.6

Theaters	0.5
Retail — Petroleum Products	0.5
Retail — Sporting Goods	0.5
Food — Misc.	0.5
Distribution/Wholesale	0.5
Filtration/Separation Products	0.5
Decision Support Software	0.5
Oil Field Machinery & Equipment	0.4
Building & Construction Products — Misc.	0.4
Metal Processors & Fabrication	0.4
Containers — Metal/Glass	0.3
Electric — Distribution	0.3
Human Resources	0.3
Educational Software	0.3
Non-Ferrous Metals	0.3
Commercial Services — Finance	0.3
Communications Software	0.3
Broadcast Services/Program	0.2
Food — Canned	0.2
Food — Baking	0.2
Power Converter/Supply Equipment	0.2
Finance — Consumer Loans	0.2
Diagnostic Equipment	0.2
Electronic Components — Misc.	0.2

117.3%

*	Calculated as a percentage of net assets

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 94.7%
Advanced Materials — 0.6%
Hexcel Corp.†#	47,100	$503,499

Aerospace/Defense - Equipment — 0.7%
Argon ST, Inc.†	27,351	566,713

Agricultural Chemicals — 1.3%
CF Industries Holdings, Inc.	9,437	732,689
Intrepid Potash, Inc.†#	9,412	306,831

		1,039,520

Apparel Manufacturers — 1.1%
Hanesbrands, Inc.†#	51,587	871,820

Banks - Commercial — 1.6%
Associated Banc - Corp.#	21,369	309,210
First Horizon National Corp.#	38,373	465,848
Signature Bank†#	6,700	181,235
TCF Financial Corp.#	18,000	258,480

		1,214,773

Batteries/Battery Systems — 1.0%
EnerSys†	48,171	780,370

Broadcast Services/Program — 0.2%
DG Fastchannel, Inc.†#	9,500	188,005

Building & Construction Products - Misc. — 0.4%
Interline Brands, Inc.†#	23,455	313,124

Cellular Telecom — 1.1%
Leap Wireless International, Inc.†#	9,600	359,904
Syniverse Holdings, Inc.†#	34,917	522,009

		881,913

Chemicals - Specialty — 0.7%
Cytec Industries, Inc.	26,300	564,924

Commercial Services — 2.8%
Alliance Data Systems Corp.†#	11,300	457,650
HMS Holdings Corp.†	15,800	555,370
Quanta Services, Inc.†#	23,100	526,911
Steiner Leisure, Ltd.†#	10,900	317,735
Team, Inc.†#	22,800	322,620

		2,180,286

Commercial Services - Finance — 0.3%
Bankrate, Inc.†#	6,932	208,723

Communications Software — 0.3%
Smith Micro Software, Inc.†	20,300	198,128

Computer Aided Design — 1.1%
ANSYS, Inc.†	28,203	842,142

Computer Services — 1.6%
LivePerson, Inc.†#	80,400	259,692
Syntel, Inc.#	33,685	967,770

		1,227,462

Computers - Integrated Systems — 0.0%
MICROS Systems, Inc.†	1	26

Computers - Periphery Equipment — 0.9%
Synaptics, Inc.†#	20,205	709,600

Consulting Services — 1.0%
FTI Consulting, Inc.†#	15,676	787,249

Consumer Products - Misc. — 0.9%
The Scotts Miracle - Gro Co., Class A#	19,285	661,475

Containers - Metal/Glass — 0.3%
Silgan Holdings, Inc.	5,800	256,708

Security Description	Shares	Market Value (Note 2)

Cosmetics & Toiletries — 1.4%
Alberto - Culver Co.#	36,853	$856,464
Chattem, Inc.†	4,163	248,656

		1,105,120

Decision Support Software — 0.4%
MSCI, Inc., Class A†	16,400	348,828

Diagnostic Equipment — 0.2%
Immucor, Inc.†	9,500	142,975

Diagnostic Kits — 1.5%
Inverness Medical Innovations, Inc.†#	12,100	393,613
Qiagen NV†#	44,164	777,286

		1,170,899

Distribution/Wholesale — 0.5%
LKQ Corp.†#	23,800	363,902

E-Commerce/Products — 0.7%
Blue Nile, Inc.†#	12,310	565,029

E-Commerce/Services — 0.7%
Priceline.com, Inc.†#	5,117	563,433

E-Marketing/Info — 1.2%
comScore, Inc.†#	16,919	188,647
Constant Contact, Inc.†#	24,730	435,001
Digital River, Inc.†	7,500	285,975

		909,623

Educational Software — 0.3%
Blackboard, Inc.†	7,700	221,914

Electric - Distribution — 0.3%
EnerNOC, Inc.†#	9,835	234,270

Electric - Integrated — 0.6%
Pike Electric Corp.†	40,712	445,389

Electronic Components - Misc. — 0.2%
Benchmark Electronics, Inc.†	9,700	118,340

Electronic Components - Semiconductors — 4.2%
Cavium Networks, Inc.†#	39,700	573,268
Mellanox Tecnologies Ltd†	41,700	492,894
Monolithic Power Systems, Inc.†	38,213	791,391
Netlogic Microsystems, Inc.†	44,050	1,441,316

		3,298,869

Electronic Measurement Instruments — 2.1%
FLIR Systems, Inc.†#	30,853	692,959
Itron, Inc.†#	16,601	968,502

		1,661,461

Enterprise Software/Service — 1.3%
Concur Technologies, Inc.†#	14,600	430,700
MedAssets, Inc.†	18,200	287,742
The Ultimate Software Group, Inc.†#	13,251	269,128

		987,570

Filtration/Separation Products — 0.5%
Polypore International, Inc.†#	35,352	351,399

Finance - Consumer Loans — 0.2%
Portfolio Recovery Associates, Inc.†#	4,400	158,268

Finance - Investment Banker/Broker — 1.2%
Greenhill & Co., Inc.#	5,983	439,750
Stifel Financial Corp.†	12,053	524,788

		964,538

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Food - Baking — 0.2%
Flowers Foods, Inc.#	8,800	$186,296

Food - Canned — 0.2%
Treehouse Foods, Inc.†#	7,000	187,110

Food - Misc. — 0.5%
The Hain Celestial Group, Inc.†#	21,752	373,482

Footwear & Related Apparel — 0.7%
Iconix Brand Group, Inc.†#	31,600	511,604

Human Resources — 0.3%
Resources Connection, Inc.†	12,000	222,360

Insurance - Multi-line — 0.6%
HCC Insurance Holdings, Inc.	17,856	440,865

Internet Application Software — 0.6%
Vocus, Inc.†#	23,031	440,122

Internet Infrastructure Software — 1.5%
F5 Networks, Inc.†#	28,416	902,492
SupportSoft, Inc.†#	101,691	225,754

		1,128,246

Intimate Apparel — 0.7%
The Warnaco Group, Inc.†	16,600	524,560

Investment Management/Advisor Services — 0.6%
Waddell & Reed Financial, Inc., Class A#	19,200	468,480

Machinery - General Industrial — 1.7%
Roper Industries, Inc.#	17,123	735,947
Wabtec Corp.#	16,506	588,934

		1,324,881

Marine Services — 0.6%
Aegean Marine Petroleum Network, Inc.#	29,345	468,053

Medical Information Systems — 0.7%
Allscripts - Misys Healthcare Solutions, Inc.#	24,400	315,004
Computer Programs & Systems, Inc.	6,295	215,289

		530,293

Medical Instruments — 0.6%
NuVasive, Inc.†#	12,700	458,724

Medical Labs & Testing Services — 0.7%
Covance, Inc.†#	7,765	326,285
ICON PLC ADR†	13,166	229,615

		555,900

Medical Products — 1.1%
Haemonetics Corp.†	3,700	196,951
PSS World Medical, Inc.†#	10,500	168,735
Vnus Medical Technologies, Inc.†#	1,864	53,981
Wright Medical Group, Inc.†#	12,200	190,320
Zoll Medical Corp.†	12,400	208,196

		818,183

Medical - Biomedical/Gene — 6.1%
Alexion Pharmaceuticals, Inc.†	25,473	929,765
AMAG Pharmaceuticals, Inc.†#	18,368	966,157
Illumina, Inc.†#	19,200	704,832
Life Technologies Corp.†#	22,606	876,661
Myriad Genetics, Inc.†	9,800	354,368
OSI Pharmaceuticals, Inc.†#	20,208	683,030
Sequenom, Inc.†#	1	3
United Therapeutics Corp.†#	3,000	240,450

		4,755,266

Security Description	Shares	Market Value (Note 2)

Medical - Drugs — 2.3%
Cephalon, Inc.†#	16,990	$990,687
Shire PLC ADR#	18,387	766,738

		1,757,425

Metal Processors & Fabrication — 0.4%
RBC Bearings, Inc.†	15,300	282,285

Networking Products — 0.6%
Atheros Communications, Inc.†#	17,300	289,948
Switch & Data Facilities Co., Inc.†#	16,000	210,400

		500,348

Non - Ferrous Metals — 0.3%
Brush Engineered Materials, Inc.†	14,100	216,435

Non - Hazardous Waste Disposal — 0.7%
Waste Connections, Inc.†	20,600	523,240

Oil Companies - Exploration & Production — 5.6%
Cabot Oil & Gas Corp.	13,059	458,763
Continental Resources, Inc.†#	27,628	818,065
Denbury Resources, Inc.†#	48,329	830,775
Goodrich Petroleum Corp.†#	4,900	130,928
Newfield Exploration Co.†	7,800	281,736
PetroHawk Energy Corp.†	28,100	708,120
Southwestern Energy Co.†#	25,446	1,106,138

		4,334,525

Oil Field Machinery & Equipment — 0.4%
NATCO Group, Inc., Class A†	12,300	348,090

Oil - Field Services — 0.9%
Core Laboratories NV#	2,900	275,326
Matrix Service Co.†#	37,924	429,300

		704,626

Patient Monitoring Equipment — 0.6%
CardioNet ,Inc.†#	10,700	189,497
Masimo Corp.†#	12,162	291,158

		480,655

Power Converter/Supply Equipment — 0.2%
Advanced Energy Industries, Inc.†	18,500	174,825

Printing - Commercial — 0.7%
VistaPrint, Ltd.†#	14,413	551,874

Private Corrections — 1.1%
Corrections Corp. of America†	54,575	837,726

Racetracks — 1.9%
Penn National Gaming, Inc.†#	45,760	1,513,283

Real Estate Investment Trusts — 0.7%
Redwood Trust, Inc.#	35,700	568,344

Respiratory Products — 0.8%
ResMed, Inc.†#	17,686	655,620

Retail - Apparel/Shoe — 3.1%
Aeropostale, Inc.†#	36,547	1,265,257
DSW, Inc., Class A†#	11,200	127,344
Guess?, Inc.	24,254	626,238
The Children’s Place Retail Stores, Inc.†#	11,300	405,783

		2,424,622

Retail - Auto Parts — 0.7%
O’Reilly Automotive, Inc.†#	15,485	558,234

Retail - Catalog Shopping — 1.1%
MSC Industrial Direct Co., Inc., Class A#	24,284	883,452

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Retail - Computer Equipment — 0.6%
GameStop Corp., Class A†	17,501	$436,650

Retail - Pet Food & Supplies — 0.8%
PetSmart, Inc.#	31,780	647,041

Retail - Petroleum Products — 0.5%
World Fuel Services Corp.#	9,166	389,005

Retail - Restaurants — 2.6%
Buffalo Wild Wings, Inc.†#	23,481	833,575
Chipotle Mexican Grill, Inc., Class A†#	4,500	356,355
PF Chang’s China Bistro, Inc.†#	11,500	367,310
Texas Roadhouse, Inc., Class A†#	40,200	467,526

		2,024,766

Retail - Sporting Goods — 0.5%
Hibbett Sports, Inc.†#	21,300	384,039

Savings & Loans/Thrifts — 0.9%
NewAlliance Bancshares, Inc.#	54,315	702,836

Schools — 3.0%
Capella Education Co.†#	26,678	1,392,325
Strayer Education, Inc.#	5,259	969,076

		2,361,401

Semiconductor Components - Integrated Circuits — 1.0%
Power Integrations, Inc.#	36,016	794,513

Semiconductor Equipment — 1.7%
ATMI, Inc.†#	15,114	245,300
Formfactor, Inc.†	31,700	575,355
Tessera Technologies, Inc.†	20,300	477,659

		1,298,314

Telecom Services — 0.8%
Neutral Tandem, Inc.†	12,478	361,862
TW Telecom, Inc.†#	23,500	278,710

		640,572

Telecommunication Equipment — 1.7%
Adtran, Inc.#	24,000	498,720
Comtech Telecommunications Corp.†#	1	29
Nice Systems, Ltd. ADR†	34,878	800,799

		1,299,548

Theaters — 0.5%
National CineMedia, Inc.#	32,357	404,786

Toys — 0.6%
Marvel Entertainment, Inc.†	14,700	487,746

Transport - Air Freight — 0.7%
Atlas Air Worldwide Holdings, Inc.†	20,400	527,952

Transport - Truck — 0.6%
Forward Air Corp.#	15,570	331,952
Heartland Express, Inc.#	6,447	101,218

		433,170

Web Hosting/Design — 1.5%
Equinix, Inc.†#	7,500	558,000
NIC, Inc.	101,900	614,457

		1,172,457

Wire & Cable Products — 1.1%
General Cable Corp.†	21,698	829,731

Wireless Equipment — 0.7%
SBA Communications Corp., Class A†#	22,300	570,211

Total Common Stock
(cost $71,860,645)		73,723,059

Security Description	Shares/ Principal Amount	Market Value (Note 2)

EXCHANGE TRADED FUNDS — 1.9%
Index Fund - Small Cap — 1.9%
iShares Russell 2000 Growth Index Fund# (cost $1,349,121)	27,273	$1,501,651

Total Long-Term Investment Securities
(cost $73,209,766)		75,224,710

SHORT-TERM INVESTMENT SECURITIES — 20.7%
Collective Investment Pool — 18.0%
Securities Lending Quality Trust(1)(3)	14,383,374	13,964,140

Time Deposits — 2.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/09	$2,115,000	2,115,000

Total Short-Term Investment Securities
(cost $16,498,374)		16,079,140

TOTAL INVESTMENTS
(cost $89,708,140)(2)	117.3%	91,303,850
Liabilities in excess of other assets	(17.3)	(13,461,273)

NET ASSETS —	100.0%	$77,842,577

†	Non-income producing security
#	The security or a portion thereof is out on loan (See Note 2)
(1)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)	See Note 5 for cost of investments on a tax basis.
(3)	At May 31, 2009, the Fund had loaned securities with a total value of $14,555,274. This was secured by collateral of $14,383,374, which was received in cash and subsequently invested in short-term investments currently valued at $13,964,140 as reported in the portfolio of investments. The remaining collateral of $331,905 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.
The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range
United States Treasury Bonds	3.63% to 8.75%	08/15/20 to 02/15/36

ADR—American	Depository Receipt

See Notes to Financial Statements

VALIC Company I Stock Index Fund

PORTFOLIO PROFILE — May 31, 2009 (Unaudited)

Industry Allocation*

Collective Investment Pool	12.5%
Oil Companies — Integrated	7.3
Medical — Drugs	5.3
Computers	4.6
Diversified Banking Institutions	4.4
Diversified Manufacturing Operations	3.4
Electric — Integrated	3.4
Telephone — Integrated	3.2
Medical Products	3.0
Oil Companies — Exploration & Production	3.0
Cosmetics & Toiletries	2.5
Banks — Super Regional	2.5
Beverages — Non-alcoholic	2.4
Applications Software	2.2
Retail — Discount	2.1
Electronic Components — Semiconductors	2.0
Medical — Biomedical/Gene	1.9
Tobacco	1.7
Aerospace/Defense	1.5
Web Portals/ISP	1.5
Networking Products	1.5
Multimedia	1.5
Oil — Field Services	1.4
Food — Misc.	1.2
Wireless Equipment	1.2
Commercial Paper	1.2
Retail — Restaurants	1.2
Enterprise Software/Service	1.1
Transport — Services	1.0
Medical — HMO	1.0
Real Estate Investment Trusts	0.9
Retail — Drug Store	0.9
Medical Instruments	0.9
Transport — Rail	0.9
Insurance — Multi-line	0.9
Commercial Services — Finance	0.9
Banks — Fiduciary	0.8
Retail — Building Products	0.8
Cable/Satellite TV	0.8
Aerospace/Defense — Equipment	0.7
Insurance — Life/Health	0.7
Chemicals — Diversified	0.6
Agricultural Chemicals	0.6
Insurance — Property/Casualty	0.6
Investment Management/Advisor Services	0.5
Pharmacy Services	0.5
Industrial Gases	0.4
Consumer Products — Misc.	0.4
Finance — Credit Card	0.4
Computers — Memory Devices	0.4
Finance — Other Services	0.4
Medical — Wholesale Drug Distribution	0.4
Food — Retail	0.4
Banks — Commercial	0.4
Pipelines	0.3
Electric Products — Misc.	0.3
E-Commerce/Products	0.3
Telecom Equipment — Fiber Optics	0.3
Gold Mining	0.3
Internet Security	0.3
Oil Field Machinery & Equipment	0.3
E-Commerce/Services	0.3
Semiconductor Equipment	0.3
Metal — Copper	0.3
Instruments — Scientific	0.3
Athletic Footwear	0.3
Machinery — Construction & Mining	0.3
Retail — Major Department Stores	0.3
Non-Hazardous Waste Disposal	0.3

Steel — Producers	0.2
Insurance Brokers	0.2
Gas — Distribution	0.2
Oil & Gas Drilling	0.2
Auto — Cars/Light Trucks	0.2
Coal	0.2
Machinery — Farming	0.2
Computer Services	0.2
Retail — Regional Department Stores	0.2
Chemicals — Specialty	0.2
Agricultural Operations	0.2
Retail — Apparel/Shoe	0.2
Oil Refining & Marketing	0.2
Finance — Investment Banker/Broker	0.2
Apparel Manufacturers	0.2
Retail — Office Supplies	0.2
U.S. Government Treasuries	0.2
Electronic Forms	0.2
Distribution/Wholesale	0.2
Medical Labs & Testing Services	0.2
Data Processing/Management	0.2
Food — Wholesale/Distribution	0.2
Engineering/R&D Services	0.2
Retail — Consumer Electronics	0.2
Hotels/Motels	0.2
Forestry	0.2
Semiconductor Components — Integrated Circuits	0.2
Savings & Loans/Thrifts	0.2
Advertising Agencies	0.1
Auto/Truck Parts & Equipment — Original	0.1
Metal Processors & Fabrication	0.1
Cruise Lines	0.1
Auto — Heavy Duty Trucks	0.1
Retail — Auto Parts	0.1
Office Automation & Equipment	0.1
Food — Confectionery	0.1
Electronic Measurement Instruments	0.1
Electronic Components — Misc.	0.1
Repurchase Agreements	0.1
Paper & Related Products	0.1
Metal — Aluminum	0.1
Toys	0.1
Electronics — Military	0.1
Containers — Paper/Plastic	0.1
Containers — Metal/Glass	0.1
Building — Residential/Commercial	0.1
Diversified Financial Services	0.1
Entertainment Software	0.1
Retail — Bedding	0.1
Medical — Generic Drugs	0.1
Disposable Medical Products	0.1
Electric — Generation	0.1
Brewery	0.1
Beverages — Wine/Spirits	0.1
Tools — Hand Held	0.1
Engines — Internal Combustion	0.1
Food — Meat Products	0.1
Telecommunication Equipment	0.1
Schools	0.1
Dental Supplies & Equipment	0.1
Commercial Services	0.1
Telecom Services	0.1
Electronic Connectors	0.1
Coatings/Paint	0.1
Casino Services	0.1
Television	0.1
Airlines	0.1
Quarrying	0.1
Computer Aided Design	0.1

VALIC Company I Stock Index Fund

PORTFOLIO PROFILE — May 31, 2009 (Unaudited) — (continued)

Industry Allocation* (continued)

Human Resources	0.1%
Dialysis Centers	0.1
Industrial Automated/Robotic	0.1
Hazardous Waste Disposal	0.1
Machinery — Pumps	0.1
Retail — Computer Equipment	0.1

112.7%

*	Calculated as a percentage of net assets

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 98.7%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.†#	145,800	$763,992
Omnicom Group, Inc.	95,200	2,903,600

		3,667,592

Aerospace/Defense — 1.5%
Boeing Co.	222,300	9,970,155
General Dynamics Corp.	118,200	6,725,580
Lockheed Martin Corp.	101,600	8,496,808
Northrop Grumman Corp.	100,100	4,766,762
Raytheon Co.	122,500	5,469,625
Rockwell Collins, Inc.#	48,400	2,053,128

		37,482,058

Aerospace/Defense - Equipment — 0.7%
Goodrich Corp.	37,900	1,839,666
United Technologies Corp.	288,400	15,172,724

		17,012,390

Agricultural Chemicals — 0.6%
CF Industries Holdings, Inc.	14,800	1,149,072
Monsanto Co.	167,700	13,776,555

		14,925,627

Agricultural Operations — 0.2%
Archer - Daniels - Midland Co.	196,500	5,407,680

Airlines — 0.1%
Southwest Airlines Co.#	226,500	1,526,610

Apparel Manufacturers — 0.2%
Coach, Inc.#	98,300	2,582,341
Polo Ralph Lauren Corp.#	17,300	931,086
VF Corp.	27,000	1,534,140

		5,047,567

Appliances — 0.0%
Whirlpool Corp.#	22,500	948,150

Applications Software — 2.2%
Citrix Systems, Inc.†#	55,100	1,730,691
Compuware Corp.†#	75,500	576,065
Intuit, Inc.†	98,300	2,675,726
Microsoft Corp.	2,340,300	48,888,867
Salesforce.com, Inc.†#	32,400	1,229,580

		55,100,929

Athletic Footwear — 0.3%
NIKE, Inc., Class B#	118,500	6,760,425

Audio/Video Products — 0.0%
Harman International Industries, Inc.#	17,900	333,656

Auto - Cars/Light Trucks — 0.2%
Ford Motor Co.†#	968,400	5,568,300
General Motors Corp.†#	186,900	140,175

		5,708,475

Auto - Heavy Duty Trucks — 0.1%
PACCAR, Inc.#	111,000	3,313,350

Auto/Truck Parts & Equipment - Original — 0.1%
Johnson Controls, Inc.#	181,900	3,625,267

Banks - Commercial — 0.4%
BB&T Corp.#	194,100	4,351,722
First Horizon National Corp.†#	64,600	784,244
M&T Bank Corp.#	25,032	1,259,110
Marshall & Ilsley Corp.#	81,200	534,296
Regions Financial Corp.#	335,025	1,403,755

Security Description	Shares	Market Value (Note 2)

Banks - Commercial (continued)
Zions Bancorporation#	35,300	$482,904

		8,816,031

Banks - Fiduciary — 0.8%
Northern Trust Corp.#	73,000	4,208,450
State Street Corp.	147,900	6,869,955
The Bank of New York Mellon Corp.	351,700	9,770,226

		20,848,631

Banks - Super Regional — 2.5%
Capital One Financial Corp.#	137,100	3,350,724
Comerica, Inc.	46,300	1,003,784
Fifth Third Bancorp#	176,700	1,219,230
Huntington Bancshares, Inc.#	123,100	482,552
KeyCorp#	151,400	757,000
PNC Financial Services Group, Inc.	131,000	5,967,050
SunTrust Banks, Inc.#	109,200	1,438,164
US Bancorp#	579,800	11,132,160
Wells Fargo & Co.	1,401,500	35,738,250

		61,088,914

Beverages - Non-alcoholic — 2.4%
Coca - Cola Enterprises, Inc.	97,100	1,617,686
Dr. Pepper Snapple Group, Inc.†	77,600	1,686,248
Pepsi Bottling Group, Inc.	41,400	1,360,404
PepsiCo, Inc.	476,400	24,796,620
The Coca-Cola Co.	609,300	29,953,188

		59,414,146

Beverages - Wine/Spirits — 0.1%
Brown - Forman Corp., Class B#	30,000	1,315,500
Constellation Brands, Inc., Class A†	59,600	688,976

		2,004,476

Brewery — 0.1%
Molson Coors Brewing Co., Class B#	45,900	2,019,141

Broadcast Services/Program — 0.0%
Scripps Networks Interactive, Inc., Class A#	27,600	765,624

Building Products-Wood — 0.0%
Masco Corp.#	110,000	1,139,600

Building - Residential/Commercial — 0.1%
Centex Corp.#	38,100	321,183
D.R. Horton, Inc.#	84,400	777,324
KB Home#	23,000	345,000
Lennar Corp., Class A#	43,200	410,832
Pulte Homes, Inc.#	65,700	578,160

		2,432,499

Cable/Satellite TV — 0.8%
Comcast Corp., Class A	881,700	12,141,009
The DIRECTV Group, Inc.†#	161,900	3,642,750
Time Warner Cable, Inc.	107,800	3,319,162

		19,102,921

Casino Hotels — 0.0%
Wynn Resorts, Ltd.†#	20,500	759,730

Casino Services — 0.1%
International Game Technology#	90,400	1,569,344

Chemicals - Diversified — 0.6%
E.I. du Pont de Nemours & Co.	276,200	7,863,414
PPG Industries, Inc.#	50,300	2,236,841
The Dow Chemical Co.	322,900	5,708,872

		15,809,127

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Chemicals - Specialty — 0.2%
Eastman Chemical Co.#	22,200	$919,968
Ecolab, Inc.	51,300	1,916,055
International Flavors & Fragrances, Inc.	24,100	768,790
Sigma-Aldrich Corp.#	37,400	1,812,404

		5,417,217

Coal — 0.2%
CONSOL Energy, Inc.	55,300	2,276,148
Massey Energy Co.#	26,200	599,718
Peabody Energy Corp.	81,800	2,779,564

		5,655,430

Coatings/Paint — 0.1%
The Sherwin - Williams Co.#	30,100	1,589,280

Commercial Services — 0.1%
Convergys Corp.†	37,400	345,950
Iron Mountain, Inc.†#	55,000	1,498,750

		1,844,700

Commercial Services - Finance — 0.9%
Automatic Data Processing, Inc.	154,500	5,872,545
Equifax, Inc.	38,700	1,053,414
H&R Block, Inc.	104,000	1,518,400
Mastercard, Inc., Class A#	22,200	3,914,526
Moody’s Corp.#	58,300	1,596,837
Paychex, Inc.#	98,300	2,690,471
The Western Union Co.	217,300	3,830,999
Total System Services, Inc.#	60,400	824,460

		21,301,652

Computer Aided Design — 0.1%
Autodesk, Inc.†	69,300	1,487,178

Computer Services — 0.2%
Affiliated Computer Services, Inc., Class A†	29,900	1,343,706
Cognizant Technology Solutions Corp., Class A†	89,300	2,249,467
Computer Sciences Corp.†	46,400	1,970,144

		5,563,317

Computers — 4.6%
Apple, Inc.†	272,600	37,021,806
Dell, Inc.†#	529,700	6,133,926
Hewlett - Packard Co.	733,600	25,199,160
International Business Machines Corp.	410,700	43,649,196
Sun Microsystems, Inc.†#	227,900	2,051,100

		114,055,188

Computers - Integrated Systems — 0.0%
Teradata Corp.†	53,000	1,144,800

Computers - Memory Devices — 0.4%
EMC Corp.†#	615,800	7,235,650
NetApp, Inc.†#	101,200	1,973,400
SanDisk Corp.†#	69,200	1,083,672

		10,292,722

Computers - Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†#	23,800	388,892

Consumer Products - Misc. — 0.4%
Clorox Co.	42,600	2,233,944
Fortune Brands, Inc.#	46,000	1,610,460
Kimberly-Clark Corp.	126,700	6,574,463

		10,418,867

Security Description	Shares	Market Value (Note 2)

Containers - Metal/Glass — 0.1%
Ball Corp.#	28,700	$1,142,260
Owens - Illinois, Inc.†#	51,200	1,465,856

		2,608,116

Containers - Paper/Plastic — 0.1%
Bemis Co., Inc.	30,600	767,754
Pactiv Corp.†	40,300	902,720
Sealed Air Corp.	48,300	966,483

		2,636,957

Cosmetics & Toiletries — 2.5%
Avon Products, Inc.#	130,500	3,466,080
Colgate - Palmolive Co.	153,400	10,116,730
The Estee Lauder Cos., Inc., Class A#	35,500	1,174,340
The Procter & Gamble Co.	897,100	46,595,374

		61,352,524

Cruise Lines — 0.1%
Carnival Corp.	134,000	3,408,960

Data Processing/Management — 0.2%
Dun & Bradstreet Corp.	16,300	1,333,177
Fidelity National Information Services, Inc.#	58,400	1,124,784
Fiserv, Inc.†	47,700	2,020,572

		4,478,533

Dental Supplies & Equipment — 0.1%
Dentsply International, Inc.#	45,500	1,331,330
Patterson Cos., Inc.†#	28,000	576,520

		1,907,850

Dialysis Centers — 0.1%
DaVita, Inc.†#	31,800	1,434,498

Disposable Medical Products — 0.1%
C.R. Bard, Inc.	30,400	2,173,296

Distribution/Wholesale — 0.2%
Fastenal Co.#	39,600	1,315,512
Genuine Parts Co.#	48,800	1,633,824
WW Grainger, Inc.#	19,500	1,537,185

		4,486,521

Diversified Banking Institutions — 4.4%
Bank of America Corp.	2,342,000	26,394,340
Citigroup, Inc.#	1,676,200	6,235,464
JPMorgan Chase & Co.	1,150,200	42,442,380
Morgan Stanley	373,600	11,327,552
The Goldman Sachs Group, Inc.	153,800	22,234,866

		108,634,602

Diversified Financial Services — 0.1%
IntercontinentalExchange, Inc.†#	22,200	2,392,938

Diversified Manufacturing Operations — 3.4%
3M Co.#	212,400	12,128,040
Cooper Industries, Ltd., Class A#	51,100	1,677,102
Danaher Corp.#	78,000	4,707,300
Dover Corp.	56,900	1,788,936
Eaton Corp.#	50,600	2,201,100
General Electric Co.	3,232,400	43,572,752
Honeywell International, Inc.	225,000	7,461,000
Illinois Tool Works, Inc.#	117,600	3,797,304
Ingersoll-Rand Co., Ltd., Class A#	97,600	1,974,448
ITT Corp.	55,600	2,289,608
Leggett & Platt, Inc.#	48,000	704,640

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Diversified Manufacturing Operations (continued)
Parker Hannifin Corp.	49,200	$2,079,192
Textron, Inc.#	80,700	928,050

		85,309,472

Diversified Operations — 0.0%
Leucadia National Corp.†#	55,500	1,158,840

E - Commerce/Products — 0.3%
Amazon.com, Inc.†	98,400	7,674,216

E - Commerce/Services — 0.3%
eBay, Inc.†	329,900	5,812,838
Expedia, Inc.†#	64,200	1,111,302

		6,924,140

Electric Products-Misc. — 0.3%
Emerson Electric Co.	231,100	7,415,999
Molex, Inc.#	42,400	647,872

		8,063,871

Electric - Generation — 0.1%
The AES Corp.†	203,900	2,036,961

Electric - Integrated — 3.4%
Allegheny Energy, Inc.	51,900	1,297,500
Ameren Corp.#	65,000	1,511,900
American Electric Power Co., Inc.	142,700	3,758,718
CMS Energy Corp.	69,400	786,996
Consolidated Edison, Inc.#	83,800	2,971,548
Constellation Energy Group, Inc.	61,000	1,664,080
Dominion Resources, Inc.	178,600	5,677,694
DTE Energy Co.	50,000	1,512,500
Duke Energy Corp.#	392,100	5,548,215
Edison International	99,700	2,915,228
Entergy Corp.	58,000	4,327,960
Exelon Corp.	201,500	9,674,015
FirstEnergy Corp.	93,300	3,525,807
FPL Group, Inc.#	125,200	7,077,556
Integrys Energy Group, Inc.#	23,400	633,906
Northeast Utilities	52,700	1,095,633
Pepco Holdings, Inc.	67,100	870,958
PG&E Corp.	112,000	4,111,520
Pinnacle West Capital Corp.#	30,900	854,385
PPL Corp.#	114,900	3,730,803
Progress Energy, Inc.	84,400	2,997,044
Public Service Enterprise Group, Inc.	154,900	4,936,663
SCANA Corp.	37,100	1,113,742
TECO Energy, Inc.#	65,200	731,544
The Southern Co.	238,000	6,761,580
Wisconsin Energy Corp.#	35,800	1,412,668
Xcel Energy, Inc.	139,000	2,383,850

		83,884,013

Electronic Components-Misc. — 0.1%
Jabil Circuit, Inc.	65,500	512,865
Tyco Electronics, Ltd.	140,200	2,435,274

		2,948,139

Electronic Components - Semiconductors — 2.0%
Advanced Micro Devices, Inc.†#	171,400	778,156
Altera Corp.#	89,800	1,528,396
Broadcom Corp., Class A†#	130,200	3,317,496
Intel Corp.	1,702,400	26,761,728
LSI Corp.†	198,400	886,848
MEMC Electronic Materials, Inc.†	68,400	1,319,436

Security Description	Shares	Market Value (Note 2)

Electronic Components - Semiconductors (continued)
Microchip Technology, Inc.#	55,700	$1,201,449
Micron Technology, Inc.†#	252,200	1,276,132
National Semiconductor Corp.#	59,700	828,636
NVIDIA Corp.†	164,400	1,714,692
QLogic Corp.†	37,100	506,415
Texas Instruments, Inc.	390,700	7,579,580
Xilinx, Inc.#	83,900	1,740,086

		49,439,050

Electronic Connectors — 0.1%
Amphenol Corp., Class A	52,400	1,749,636

Electronic Forms — 0.2%
Adobe Systems, Inc.†	160,400	4,520,072

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	107,700	1,963,371
FLIR Systems, Inc.†#	46,200	1,037,652

		3,001,023

Electronics - Military — 0.1%
L-3 Communications Holdings, Inc.	36,300	2,668,413

Engineering/R&D Services — 0.2%
Fluor Corp.	55,600	2,612,088
Jacobs Engineering Group, Inc.†	37,700	1,617,330

		4,229,418

Engines-Internal Combustion — 0.1%
Cummins, Inc.	61,600	1,997,688

Enterprise Software/Service — 1.1%
BMC Software, Inc.†	56,500	1,926,650
CA, Inc.	120,700	2,106,215
Novell, Inc.†	105,400	438,464
Oracle Corp.	1,173,900	22,996,701

		27,468,030

Entertainment Software — 0.1%
Electronic Arts, Inc.†	98,500	2,264,515

Filtration/Separation Products — 0.0%
Pall Corp.	36,100	927,048

Finance-Commercial — 0.0%
CIT Group, Inc.#	119,000	455,770

Finance-Consumer Loans — 0.0%
SLM Corp.†#	143,100	945,891

Finance - Credit Card — 0.4%
American Express Co.	358,400	8,906,240
Discover Financial Services	147,400	1,409,144

		10,315,384

Finance - Investment Banker/Broker — 0.2%
E*TRADE Financial Corp.†#	175,100	252,144
The Charles Schwab Corp.	286,900	5,049,440

		5,301,584

Finance - Other Services — 0.4%
CME Group, Inc.#	20,300	6,529,292
NYSE Euronext	79,300	2,379,000
The NASDAQ OMX Group, Inc.†	42,000	886,620

		9,794,912

Financial Guarantee Insurance — 0.0%
MBIA, Inc.†#	52,400	337,980

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Food - Confectionery — 0.1%
The Hershey Co.#	50,700	$1,785,654
The J.M. Smucker Co.#	36,200	1,457,412

		3,243,066

Food - Dairy Products — 0.0%
Dean Foods Co.†#	54,100	1,017,080

Food - Meat Products — 0.1%
Hormel Foods Corp.#	21,400	743,436
Tyson Foods, Inc., Class A	92,500	1,232,100

		1,975,536

Food - Misc. — 1.2%
Campbell Soup Co.	62,700	1,738,044
ConAgra Foods, Inc.#	136,900	2,544,971
General Mills, Inc.	100,400	5,138,472
H.J. Heinz Co.	96,300	3,522,654
Kellogg Co.#	77,200	3,338,900
Kraft Foods, Inc., Class A	449,800	11,744,278
McCormick & Co., Inc.#	39,800	1,214,696
Sara Lee Corp.	212,900	1,913,971

		31,155,986

Food - Retail — 0.4%
Safeway, Inc.	131,300	2,660,138
SUPERVALU, Inc.#	64,800	1,075,680
The Kroger Co.#	199,700	4,553,160
Whole Foods Market, Inc.#	43,000	811,410

		9,100,388

Food - Wholesale/Distribution — 0.2%
Sysco Corp.	180,400	4,322,384

Forestry — 0.2%
Plum Creek Timber Co., Inc.#	50,500	1,749,825
Weyerhaeuser Co.#	64,700	2,172,626

		3,922,451

Gas - Distribution — 0.2%
CenterPoint Energy, Inc.	106,300	1,075,756
Nicor, Inc.#	13,800	434,010
NiSource, Inc.	84,000	897,960
Sempra Energy	74,500	3,403,160

		5,810,886

Gold Mining — 0.3%
Newmont Mining Corp.	149,700	7,315,839

Hazardous Waste Disposal — 0.1%
Stericycle, Inc.†#	26,100	1,304,478

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	84,800	976,048

Hotels/Motels — 0.2%
Marriott International, Inc., Class A#	90,000	2,102,400
Starwood Hotels & Resorts Worldwide, Inc.#	55,800	1,365,426
Wyndham Worldwide Corp.#	54,300	640,197

		4,108,023

Human Resources — 0.1%
Monster Worldwide, Inc.†#	39,200	457,856
Robert Half International, Inc.#	46,300	990,357

		1,448,213

Independent Power Producers — 0.0%
Dynegy, Inc., Class A†#	154,900	311,349

Security Description	Shares	Market Value (Note 2)

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.#	43,400	$1,331,946

Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	64,200	4,158,876
Praxair, Inc.	94,000	6,880,800

		11,039,676

Instruments - Scientific — 0.3%
PerkinElmer, Inc.	35,600	579,212
Thermo Fisher Scientific, Inc.†	128,000	4,980,480
Waters Corp.†#	29,700	1,286,604

		6,846,296

Insurance Brokers — 0.2%
AON Corp.	83,700	3,013,200
Marsh & McLennan Cos., Inc.	157,600	2,981,792

		5,994,992

Insurance - Life/Health — 0.7%
AFLAC, Inc.	143,100	5,080,050
Lincoln National Corp.#	78,400	1,485,680
Principal Financial Group, Inc.#	95,000	2,109,000
Prudential Financial, Inc.	129,800	5,180,318
Torchmark Corp.#	25,900	1,040,144
Unum Group#	101,400	1,734,954

		16,630,146

Insurance - Multi-line — 0.9%
American International Group, Inc.#(1)	823,600	1,391,884
Assurant, Inc.	36,100	853,043
Cincinnati Financial Corp.	49,700	1,123,717
Genworth Financial, Inc., Class A	132,600	784,992
Hartford Financial Services Group, Inc.#	99,500	1,426,830
Loews Corp.	110,500	2,989,025
MetLife, Inc.	250,400	7,887,600
The Allstate Corp.	164,100	4,222,293
XL Capital, Ltd., Class A#	104,700	1,059,564

		21,738,948

Insurance - Property/Casualty — 0.6%
Chubb Corp.	107,800	4,274,270
The Progressive Corp.†#	207,100	3,340,523
The Travelers Cos., Inc.	179,000	7,278,140

		14,892,933

Internet Infrastructure Software — 0.0%
Akamai Technologies, Inc.†#	52,200	1,161,972

Internet Security — 0.3%
McAfee, Inc.†#	47,200	1,851,656
Symantec Corp.†	251,300	3,917,767
VeriSign, Inc.†#	58,900	1,378,849

		7,148,272

Investment Management/Advisor Services — 0.5%
Ameriprise Financial, Inc.	67,000	2,023,400
Federated Investors, Inc., Class B#	27,200	680,816
Franklin Resources, Inc.#	46,300	3,095,155
Invesco, Ltd.	124,600	1,949,990
Janus Capital Group, Inc.#	48,400	490,776
Legg Mason, Inc.#	43,700	842,536
T. Rowe Price Group, Inc.#	78,400	3,180,688

		12,263,361

Linen Supply & Related Items — 0.0%
Cintas Corp.	40,200	936,258

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Machinery - Construction & Mining — 0.3%
Caterpillar, Inc.#	184,100	$6,528,186

Machinery - Farming — 0.2%
Deere & Co.#	129,400	5,625,018

Machinery - General Industrial — 0.0%
The Manitowoc Co., Inc.#	39,900	260,148

Machinery - Pumps — 0.1%
Flowserve Corp.	17,100	1,258,047

Medical Information Systems — 0.0%
IMS Health, Inc.	55,600	669,424

Medical Instruments — 0.9%
Boston Scientific Corp.†	459,800	4,322,120
Intuitive Surgical, Inc.†#	12,000	1,796,160
Medtronic, Inc.	342,300	11,758,005
St. Jude Medical, Inc.†	106,000	4,136,120

		22,012,405

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings†#	33,100	2,017,776
Quest Diagnostics, Inc.	47,200	2,464,784

		4,482,560

Medical Products — 3.0%
Baxter International, Inc.	187,900	9,618,601
Becton, Dickinson & Co.	73,400	4,967,712
Covidien, Ltd.†	154,200	5,508,024
Hospira, Inc.†#	48,900	1,687,050
Johnson & Johnson	846,600	46,698,456
Stryker Corp.#	72,800	2,798,432
Varian Medical Systems, Inc.†#	38,100	1,362,456
Zimmer Holdings, Inc.†	68,200	3,038,310

		75,679,041

Medical - Biomedical/Gene — 1.9%
Amgen, Inc.†	316,500	15,806,010
Biogen Idec, Inc.†	91,000	4,712,890
Celgene Corp.†	140,600	5,938,944
Genzyme Corp.†	83,100	4,914,534
Gilead Sciences, Inc.†	278,800	12,016,280
Life Technologies Corp.†#	53,200	2,063,096
Millipore Corp.†#	17,000	1,069,130

		46,520,884

Medical - Drugs — 5.3%
Abbott Laboratories	473,000	21,313,380
Allergan, Inc.	94,100	4,152,633
Bristol - Myers Squibb Co.	605,900	12,069,528
Cephalon, Inc.†#	22,633	1,319,730
Eli Lilly & Co.	309,500	10,699,415
Forest Laboratories, Inc.†	92,300	2,186,587
King Pharmaceuticals, Inc.†	75,400	713,284
Merck & Co., Inc.	645,100	17,791,858
Pfizer, Inc.	2,064,600	31,361,274
Schering - Plough Corp.	497,800	12,146,320
Wyeth	407,500	18,280,450

		132,034,459

Medical - Generic Drugs — 0.1%
Mylan, Inc.†#	93,300	1,232,493
Watson Pharmaceuticals, Inc.†#	32,000	968,000

		2,200,493

Security Description	Shares	Market Value (Note 2)

Medical - HMO — 1.0%
Aetna, Inc.	138,800	$3,717,064
CIGNA Corp.	83,000	1,840,110
Coventry Health Care, Inc.†	45,400	819,470
Humana, Inc.†	51,700	1,619,761
UnitedHealth Group, Inc.	372,100	9,897,860
WellPoint, Inc.†	152,500	7,101,925

		24,996,190

Medical - Hospitals — 0.0%
Tenet Healthcare Corp.†	127,100	461,373

Medical - Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	46,600	1,728,860
Cardinal Health, Inc.	110,300	3,943,225
McKesson Corp.	83,800	3,448,370

		9,120,455

Metal Processors & Fabrication — 0.1%
Precision Castparts Corp.	42,800	3,533,996

Metal - Aluminum — 0.1%
Alcoa, Inc.#	290,900	2,682,098

Metal - Copper — 0.3%
Freeport - McMoRan Copper & Gold, Inc.	126,000	6,858,180

Motorcycle/Motor Scooter — 0.0%
Harley - Davidson, Inc.#	71,500	1,213,355

Multimedia — 1.5%
Meredith Corp.#	11,000	296,560
News Corp., Class A	704,000	6,885,120
The McGraw - Hill Cos., Inc.	96,200	2,894,658
The Walt Disney Co.	568,200	13,761,804
Time Warner, Inc.	366,100	8,574,062
Viacom, Inc., Class B†#	185,600	4,114,752

		36,526,956

Networking Products — 1.5%
Cisco Systems, Inc.†	1,786,600	33,052,100
Juniper Networks, Inc.†#	159,800	3,951,854

		37,003,954

Non-Ferrous Metals — 0.0%
Titanium Metals Corp.#	26,100	241,686

Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	98,500	2,244,815
Waste Management, Inc.#	150,400	4,149,536

		6,394,351

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.#	63,200	1,446,016
Xerox Corp.	264,700	1,799,960

		3,245,976

Office Supplies & Forms — 0.0%
Avery Dennison Corp.#	34,500	950,820

Oil & Gas Drilling — 0.2%
Diamond Offshore Drilling, Inc.#	21,300	1,795,164
ENSCO International, Inc.	43,400	1,687,826
Nabors Industries, Ltd.†#	86,600	1,548,408
Rowan Cos., Inc.#	34,600	707,916

		5,739,314

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Oil Companies - Exploration & Production — 3.0%
Anadarko Petroleum Corp.	149,900	$7,162,222
Apache Corp.	102,500	8,636,650
Cabot Oil & Gas Corp.	31,700	1,113,621
Chesapeake Energy Corp.#	172,000	3,897,520
Denbury Resources, Inc.†#	76,000	1,306,440
Devon Energy Corp.	135,800	8,587,992
EOG Resources, Inc.#	76,400	5,591,716
EQT Corp.	40,100	1,493,725
Noble Energy, Inc.	52,900	3,146,492
Occidental Petroleum Corp.	248,000	16,643,280
Pioneer Natural Resources Co.#	35,400	995,448
Questar Corp.	53,100	1,799,559
Range Resources Corp.#	47,800	2,189,718
Southwestern Energy Co.†	105,200	4,573,044
XTO Energy, Inc.	177,400	7,587,398

		74,724,825

Oil Companies - Integrated — 7.3%
Chevron Corp.	613,600	40,908,712
ConocoPhillips	453,100	20,770,104
Exxon Mobil Corp.	1,512,500	104,891,875
Hess Corp.	86,800	5,780,012
Marathon Oil Corp.	216,600	6,905,208
Murphy Oil Corp.	58,400	3,446,184

		182,702,095

Oil Field Machinery & Equipment — 0.3%
Cameron International Corp.†	66,400	2,073,672
National - Oilwell Varco, Inc.†	127,800	4,935,636

		7,009,308

Oil Refining & Marketing — 0.2%
Sunoco, Inc.#	35,800	1,089,394
Tesoro Corp.#	42,400	718,256
Valero Energy Corp.	158,000	3,534,460

		5,342,110

Oil - Field Services — 1.4%
Baker Hughes, Inc.	94,500	3,691,170
BJ Services Co.#	89,400	1,398,216
Halliburton Co.	274,600	6,296,578
Schlumberger, Ltd.	366,100	20,951,903
Smith International, Inc.#	67,100	1,958,649

		34,296,516

Paper & Related Products — 0.1%
International Paper Co.#	130,900	1,881,033
MeadWestvaco Corp.	52,300	835,231

		2,716,264

Pharmacy Services — 0.5%
Express Scripts, Inc.†	75,800	4,854,990
Medco Health Solutions, Inc.†	150,300	6,897,267

		11,752,257

Photo Equipment & Supplies — 0.0%
Eastman Kodak Co.#	82,100	214,281

Pipelines — 0.3%
El Paso Corp.#	213,800	2,084,550
Spectra Energy Corp.	196,900	3,160,245
The Williams Cos., Inc.	177,300	2,975,094

		8,219,889

Printing - Commercial — 0.0%
R.R. Donnelley & Sons Co.	62,800	846,544

Security Description	Shares	Market Value (Note 2)

Publishing - Newspapers — 0.0%
Gannett Co., Inc.#	69,900	$333,423
The New York Times Co., Class A#	35,700	235,620
The Washington Post Co., Class B	1,800	648,000

		1,217,043

Quarrying — 0.1%
Vulcan Materials Co.#	33,800	1,497,002

Real Estate Investment Trusts — 0.9%
Apartment Investment & Management Co., Class A#	35,900	339,255
AvalonBay Communities, Inc.#	24,400	1,500,112
Boston Properties, Inc.#	37,100	1,792,672
Equity Residential#	83,500	2,032,390
HCP, Inc.#	83,200	1,932,736
Health Care REIT, Inc.#	33,900	1,161,075
Host Hotels & Resorts, Inc.#	181,000	1,697,780
Kimco Realty Corp.	95,400	1,115,226
ProLogis#	135,400	1,149,546
Public Storage	38,400	2,557,824
Simon Property Group, Inc.	83,200	4,448,704
Ventas, Inc.#	47,800	1,451,208
Vornado Realty Trust#	47,200	2,202,352

		23,380,880

Real Estate Management/Services — 0.0%
CB Richard Ellis Group, Inc., Class A†#	68,800	502,240

Retail - Apparel/Shoe — 0.2%
Abercrombie & Fitch Co., Class A#	26,600	800,926
Limited Brands, Inc.	82,800	1,035,828
Nordstrom, Inc.#	48,800	960,872
The Gap, Inc.	142,700	2,547,195

		5,344,821

Retail - Auto Parts — 0.1%
AutoZone, Inc.†#	11,600	1,764,940
O’Reilly Automotive, Inc.†#	41,300	1,488,865

		3,253,805

Retail - Automobile — 0.0%
AutoNation, Inc.†#	33,000	524,040

Retail - Bedding — 0.1%
Bed Bath & Beyond, Inc.†#	79,500	2,234,745

Retail - Building Products — 0.8%
Home Depot, Inc.	519,000	12,020,040
Lowe’s Cos., Inc.	448,600	8,527,886

		20,547,926

Retail - Computer Equipment — 0.1%
GameStop Corp., Class A†#	50,100	1,249,995

Retail - Consumer Electronics — 0.2%
Best Buy Co., Inc.#	103,800	3,643,380
RadioShack Corp.	38,300	514,752

		4,158,132

Retail - Discount — 2.1%
Big Lots, Inc.†	25,100	577,551
Costco Wholesale Corp.#	132,600	6,433,752
Family Dollar Stores, Inc.#	42,800	1,295,556
Target Corp.	230,400	9,054,720
Wal - Mart Stores, Inc.	684,400	34,042,056

		51,403,635

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Retail - Drug Store — 0.9%
CVS Caremark Corp.	445,500	$13,275,900
Walgreen Co.	302,000	8,996,580

		22,272,480

Retail - Jewelry — 0.0%
Tiffany & Co.#	37,700	1,069,549

Retail - Major Department Stores — 0.3%
J.C. Penney Co., Inc.#	68,000	1,774,120
Sears Holdings Corp.†#	16,800	955,080
TJX Cos., Inc.	127,400	3,759,574

		6,488,774

Retail - Office Supplies — 0.2%
Office Depot, Inc.†	84,100	391,906
Staples, Inc.	218,400	4,466,280

		4,858,186

Retail - Regional Department Stores — 0.2%
Kohl’s Corp.†#	93,300	3,962,451
Macy’s, Inc.	128,700	1,503,216

		5,465,667

Retail - Restaurants — 1.2%
Darden Restaurants, Inc.#	41,900	1,515,523
McDonald’s Corp.	340,900	20,109,691
Starbucks Corp.†	224,800	3,234,872
Yum! Brands, Inc.	140,800	4,875,904

		29,735,990

Rubber - Tires — 0.0%
The Goodyear Tire & Rubber Co.†	73,900	846,155

Savings & Loans/Thrifts — 0.2%
Hudson City Bancorp, Inc.	159,900	2,051,517
People’s United Financial, Inc.#	106,600	1,684,280

		3,735,797

Schools — 0.1%
Apollo Group, Inc., Class A†	32,700	1,932,570

Semiconductor Components-Integrated Circuits — 0.2%
Analog Devices, Inc.	89,100	2,174,931
Linear Technology Corp.#	67,900	1,589,539

		3,764,470

Semiconductor Equipment — 0.3%
Applied Materials, Inc.	406,900	4,581,694
KLA - Tencor Corp.#	52,000	1,404,000
Novellus Systems, Inc.†	29,700	532,521
Teradyne, Inc.†	52,900	378,235

		6,896,450

Steel - Producers — 0.2%
AK Steel Holding Corp.	33,900	484,770
Nucor Corp.	96,100	4,219,751
United States Steel Corp.#	42,800	1,458,624

		6,163,145

Steel - Specialty — 0.0%
Allegheny Technologies, Inc.#	29,800	1,055,218

Telecom Equipment - Fiber Optics — 0.3%
Ciena Corp.†#	27,800	305,800
Corning, Inc.	476,000	6,997,200
JDS Uniphase Corp.†#	65,800	354,662

		7,657,662

Security Description	Shares	Market Value (Note 2)

Telecom Services — 0.1%
Embarq Corp.	43,600	$1,832,072

Telecommunication Equipment — 0.1%
Harris Corp.	40,900	1,271,172
Tellabs, Inc.†	121,100	672,105

		1,943,277

Telephone - Integrated — 3.2%
AT&T, Inc.	1,803,800	44,716,202
CenturyTel, Inc.#	30,700	947,095
Frontier Communications Corp.#	95,300	693,784
Qwest Communications International, Inc.#	449,800	1,961,128
Sprint Nextel Corp.†	876,900	4,516,035
Verizon Communications, Inc.	869,500	25,441,570
Windstream Corp.	135,000	1,135,350

		79,411,164

Television — 0.1%
CBS Corp., Class B#	207,900	1,534,302

Tobacco — 1.7%
Altria Group, Inc.	632,400	10,807,716
Lorillard, Inc.	51,400	3,512,162
Philip Morris International, Inc.	613,400	26,155,376
Reynolds American, Inc.#	51,700	2,066,449

		42,541,703

Tools - Hand Held — 0.1%
Black & Decker Corp.#	18,400	590,088
Snap - On, Inc.	17,600	548,240
The Stanley Works#	24,100	860,370

		1,998,698

Toys — 0.1%
Hasbro, Inc.	37,900	963,039
Mattel, Inc.	109,700	1,712,417

		2,675,456

Transport - Rail — 0.9%
Burlington Northern Santa Fe Corp.	85,200	6,171,888
CSX Corp.	122,200	3,881,072
Norfolk Southern Corp.	112,200	4,173,840
Union Pacific Corp.	154,000	7,587,580

		21,814,380

Transport - Services — 1.0%
C.H. Robinson Worldwide, Inc.#	52,100	2,647,722
Expeditors International of Washington, Inc.#	64,900	2,129,369
FedEx Corp.	95,300	5,282,479
Ryder System, Inc.	17,000	479,060
United Parcel Service, Inc., Class B	304,700	15,582,358

		26,120,988

Web Portals/ISP — 1.5%
Google, Inc., Class A†#	73,300	30,582,959
Yahoo!, Inc.†#	426,700	6,758,928

		37,341,887

Wireless Equipment — 1.2%
American Tower Corp., Class A†	121,500	3,872,205
Motorola, Inc.	696,800	4,222,608
QUALCOMM, Inc.	504,900	22,008,591

		30,103,404

Total Long-Term Investment Securities
(cost $2,557,168,340)		2,459,353,757

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009 — (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 13.9%
Collective Investment Pool — 12.5%
Securities Lending Quality Trust(2)(5)	$321,809,139	$312,429,323

Commercial Paper — 1.2%
DEXIA Delaware LLC 0.24% due 06/01/09	30,000,000	30,000,000

U.S. Government Treasuries — 0.2%
United States Treasury Bills 0.05% due 06/04/09(3)	1,500,000	1,499,994
0.08% due 06/04/09(3)	500,000	499,997
0.13% due 06/04/09(3)	2,500,000	2,499,973
0.14% due 07/16/09(3)	100,000	99,983

		4,599,947

Total Short-Term Investment Securities
(cost $356,409,086)		347,029,270

REPURCHASE AGREEMENT — 0.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/29/09, to be repurchased 06/01/09 in the amount of $2,944,002 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 3.63% due 08/18/11 and having approximate value of $3,033,438 (cost $2,944,000)	2,944,000	2,944,000

TOTAL INVESTMENTS
(cost $2,916,521,426)(4)	112.7%	2,809,327,027
Liabilities in excess of other assets	(12.7)	(316,047,368)

NET ASSETS —	100.0%	$2,493,279,659

†	Non-income producing security
#	The security or a portion thereof is out on loan (See Note 2)
(1)	Security represents an investment in an affiliated company; see Note 3
(2)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 5 for cost of investments on a tax basis.
(5)	At May 31, 2009, the Fund had loaned securities with a total value of $320,473,676. This was secured by collateral of $321,809,139, which was received in cash and subsequently invested in short-term investments currently valued at $312,429,323 as reported in the portfolio of investments. The remaining collateral of $1,492,716 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.
The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range
United States Treasury Bills	0.01%	09/15/09
United States Treasury Notes	0.88% to 2.63%	04/15/10 to 07/15/17
United States Treasury Bonds	2.38% to 7.88%	02/15/21 to 05/15/38

Open Futures Contracts
Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of May 31, 2009	Unrealized Appreciation (Depreciation)
183 Long	S&P 500 Index	June 2009	$40,062,741	$42,003,075	$1,940,334

See Notes to Financial Statements

VALIC Company I Value Fund

PORTFOLIO PROFILE — May 31, 2009 (Unaudited)

Industry Allocation*

Oil Companies — Integrated	11.0%
Medical — Drugs	10.4
Repurchase Agreements	6.5
Diversified Banking Institutions	6.4
Electric — Integrated	5.3
Insurance — Multi-line	4.8
Diversified Manufacturing Operations	4.6
Food — Retail	4.5
Chemicals — Specialty	4.3
Oil Companies — Exploration & Production	4.3
Auto — Heavy Duty Trucks	3.4
Multimedia	3.4
Insurance — Reinsurance	3.2
Telephone — Integrated	3.2
Medical Products	2.8
Cable/Satellite TV	2.8
Retail — Drug Store	2.8
Brewery	2.7
Banks — Super Regional	2.7
Medical — HMO	2.0
Web Portals/ISP	1.3
Retail — Bedding	1.2
Finance — Consumer Loans	1.2
Cable TV	1.1
Food — Misc.	1.0
Transport — Equipment & Leasing	1.0
Transport — Services	0.9
Agricultural Chemicals	0.9
Wireless Equipment	0.8
Theaters	0.6
Investment Management/Advisor Services	0.5
Computers	0.5

102.1%

*	Calculated as a percentage of net assets

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2009

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 95.6%
Agricultural Chemicals — 0.9%
Potash Corp. of Saskatchewan, Inc.	11,990	$1,388,922

Auto - Heavy Duty Trucks — 3.4%
Navistar International Corp.†	133,924	5,331,514

Banks - Super Regional — 2.7%
Wells Fargo & Co.	162,585	4,145,917

Brewery — 2.7%
Molson Coors Brewing Co., Class B	96,248	4,233,950

Cable TV — 1.1%
Cablevision Systems Corp., Class A	86,822	1,652,223

Cable/Satellite TV — 2.8%
Time Warner Cable, Inc.	141,549	4,358,294

Chemicals - Specialty — 4.3%
Lubrizol Corp.	150,539	6,724,577

Computers — 0.5%
Apple, Inc.†	5,774	784,167

Diversified Banking Institutions — 6.4%
Bank of America Corp.	127,970	1,442,222
JPMorgan Chase & Co.	112,593	4,154,682
Morgan Stanley	31,360	950,835
The Goldman Sachs Group, Inc.	24,130	3,488,474

		10,036,213

Diversified Manufacturing Operations — 4.6%
Tyco International, Ltd.	260,990	7,205,934

Electric - Integrated — 5.3%
Exelon Corp.	72,629	3,486,918
PG&E Corp.	128,024	4,699,761

		8,186,679

Finance - Consumer Loans — 1.2%
SLM Corp.†	282,422	1,866,809

Food - Misc. — 1.0%
Campbell Soup Co.	56,640	1,570,061

Food - Retail — 4.5%
The Kroger Co.	307,254	7,005,391

Insurance - Multi-line — 4.8%
Assurant, Inc.	145,815	3,445,608
MetLife, Inc.	126,830	3,995,145

		7,440,753

Insurance - Reinsurance — 3.2%
Everest Re Group, Ltd.	72,851	5,043,475

Investment Management/Advisor Services — 0.5%
National Financial Partners Corp.	141,277	854,726

Medical Products — 2.8%
Covidien, Ltd.†	123,186	4,400,204

Medical - Drugs — 10.4%
Abbott Laboratories	56,750	2,557,155
Merck & Co., Inc.	240,390	6,629,956
Pfizer, Inc.	203,936	3,097,788
Wyeth	87,554	3,927,672

		16,212,571

Medical - HMO — 2.0%
Aetna, Inc.	117,676	3,151,363

Multimedia — 3.4%
News Corp., Class A	533,280	5,215,478

Security Description	Shares/ Principal Amount	Market Value (Note 2)

Oil Companies - Exploration & Production — 4.3%
Apache Corp.	29,213	$2,461,488
Devon Energy Corp.	67,243	4,252,447

		6,713,935

Oil Companies - Integrated — 11.0%
Chevron Corp.	112,290	7,486,374
Exxon Mobil Corp.	44,354	3,075,950
Marathon Oil Corp.	96,480	3,075,783
Petroleo Brasileiro SA ADR	99,030	3,463,079

		17,101,186

Retail - Bedding — 1.2%
Bed Bath & Beyond, Inc.†	67,660	1,901,923

Retail - Drug Store — 2.8%
Walgreen Co.	144,790	4,313,294

Telephone - Integrated — 3.2%
AT&T, Inc.	200,830	4,978,576

Theaters — 0.6%
Cinemark Holdings, Inc.	88,372	938,511

Transport - Equipment & Leasing — 1.0%
Aircastle, Ltd.	224,700	1,503,243

Transport - Services — 0.9%
United Parcel Service, Inc., Class B	28,016	1,432,738

Web Portals/ISP — 1.3%
Google, Inc., Class A†	4,700	1,960,981

Wireless Equipment — 0.8%
QUALCOMM, Inc.	30,271	1,319,513

Total Long-Term Investment Securities
(cost $156,528,097)		148,973,121

REPURCHASE AGREEMENT — 6.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/29/09, to be repurchased 06/01/09 in the amount of $10,077,008 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 5.00%, due 11/17/17 and having an approximate value of $10,282,594 (cost $10,077,000)	$10,077,000	10,077,000

TOTAL INVESTMENTS
(cost $166,605,097)(1)	102.1%	159,050,121
Liabilities in excess of other assets	(2.1)	(3,325,379)

NET ASSETS	100.0%	$155,724,742

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2009

	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	BROAD CAP VALUE INCOME FUND	CAPITAL CONSERVATION FUND	CORE EQUITY FUND	CORE VALUE FUND	FOREIGN VALUE FUND	GLOBAL EQUITY FUND
ASSETS:
Long-term investment securities, at market value (unaffiliated)*†	$96,819,237	$358,388,778	$16,294,882	$107,424,265	$202,192,431	$96,054,237	$656,440,597	$208,506,331
Long-term investment securities, at market value (affiliated)*†	–	–	–	–	–	–	–	–
Short-term investment securities, at market value (unaffiliated)*	8,169,987	35,728,607	294,000	7,310,023	17,801,072	2,303,000	73,363,307	15,382,045
Repurchase agreements (cost approximates market value)	5,365,000	–	–	2,517,000	110,000	212,000	–	2,578,000

Total Investments	110,354,224	394,117,385	16,588,882	117,251,288	220,103,503	98,569,237	729,803,904	226,466,376

Cash	280,943	543	191	440	53,410	1,009	268,931	85
Foreign cash*	–	12,875	–	–	–	–	3,498,026	674,359
Receivable for–
Fund shares sold	17,641	296,479	2,535	35,461	1,202	70,886	114,730	5,065
Dividends and interest	535,735	424,308	53,451	1,001,445	615,965	365,146	3,202,626	1,160,492
Investments sold	1,698,434	3,514,431	–	2,306,680	547,659	6,394	4,452,223	–
Securities lending income	–	7,544	–	1,540	3,981	–	199,601	77,370
Prepaid expenses and other assets	28,098	11,833	6,875	12,136	15,156	9,151	14,184	10,310
Due from investment adviser for expense reimbursements/fee waivers	–	23,342	9,339	–	34,653	18,993	–	–
Variation margin on futures contracts	111,750	–	–	–	–	29,900	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–	3,461,008

TOTAL ASSETS	113,026,825	398,408,740	16,661,273	120,608,990	221,375,529	99,070,716	741,554,225	231,855,065

LIABILITIES:
Payable for–
Fund shares reacquired	38,952	11,444	12,017	84,465	51,375	4,112	137,694	47,939
Investments purchased	2,145,108	3,648,837	–	4,034,226	72,225	42,689	972,112	–
Investment advisory and management fees	46,190	218,111	9,646	45,762	134,646	62,980	370,155	138,804
Administrative service fee	6,469	20,546	965	6,407	11,781	5,726	37,590	11,995
Transfer agent fees and expenses	190	390	94	181	278	190	94	194
Directors’ fees and expenses	54,065	27,812	4,342	41,763	194,555	70,956	92,166	44,365
Other accrued expenses	81,246	85,466	44,233	62,080	85,130	64,188	312,234	911,563
Line of credit	–	–	–	–	–	–	–	–
Variation margin on futures contracts	–	–	–	–	–	–	–	–
Collateral upon return of securities loaned	–	32,803,819	–	7,529,486	18,335,499	–	72,290,364	15,843,848
Due to custodian	–	–	–	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–	2,732,440

TOTAL LIABILITIES	2,372,220	36,816,425	71,297	11,804,370	18,885,489	250,841	74,212,409	19,731,148

NET ASSETS	$110,654,605	$361,592,315	$16,589,976	$108,804,620	$202,490,040	$98,819,875	$667,341,816	$212,123,917

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$136,932	$495,732	$23,302	$123,865	$219,087	$152,284	$919,242	$343,728
Additional paid-in capital	140,171,312	451,987,325	24,205,356	116,694,228	415,621,785	151,921,449	943,889,175	360,237,363
Accumulated undistributed net investment income (loss)	3,468,078	1,005,374	161,075	5,536,356	4,153,490	2,746,113	20,011,200	(869,856)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	(26,415,723)	(78,030,666)	(2,358,951)	(10,496,338)	(190,356,443)	(35,131,385)	(93,803,210)	(128,421,994)
Unrealized appreciation (depreciation) on investments	(7,430,178)	(13,866,848)	(5,440,806)	(3,053,491)	(27,147,879)	(21,307,457)	(203,801,350)	(19,940,363)
Unrealized appreciation (depreciation) on futures contracts and written options contracts	724,184	–	–	–	–	438,871	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	1,398	–	–	–	–	126,759	775,039

NET ASSETS	$110,654,605	$361,592,315	$16,589,976	$108,804,620	$202,490,040	$98,819,875	$667,341,816	$212,123,917

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	13,693,190	49,573,190	2,330,188	12,386,527	21,908,734	15,228,387	91,924,200	34,372,750
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$8.08	$7.29	$7.12	$8.78	$9.24	$6.49	$7.26	$6.17

* Cost
Long-term investment securities (unaffiliated)	$104,249,415	$371,299,488	$21,735,688	$110,258,293	$228,805,883	$117,361,694	$858,134,891	$227,984,891

Long-term investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–	$–

Short-term investment securities	$8,169,987	$36,684,745	$294,000	$7,529,486	$18,335,499	$2,303,000	$75,470,364	$15,843,848

Foreign cash	$–	$12,841	$–	$–	$–	$–	$3,451,975	$651,303

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–	$–

† Including securities on loan	$–	$32,750,641	$–	$7,484,017	$19,792,246	$–	$70,842,818	$15,523,124

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2009 — (continued)

	GLOBAL REAL ESTATE FUND	GLOBAL SOCIAL AWARENESS FUND	GLOBAL STRATEGY FUND	GOVERNMENT SECURITIES FUND	GROWTH FUND	GROWTH & INCOME FUND	HEALTH SCIENCES FUND	INFLATION PROTECTED FUND
ASSETS:
Long-term investment securities, at market value (unaffiliated)*†	$222,514,827	$251,219,950	$333,573,795	$146,113,240	$576,049,272	$68,001,905	$142,516,513	$127,011,755
Long-term investment securities, at market value (affiliated)*†	–	–	–	–	–	–	–	–
Short-term investment securities, at market value (unaffiliated)*	5,286,000	24,695,057	26,790,688	31,141,310	69,318,326	691,733	1,364,673	21,577,000
Repurchase agreements (cost approximates market value)	–	2,720,000	–	–	–	984,000	–	–

Total Investments	227,800,827	278,635,007	360,364,483	177,254,550	645,367,598	69,677,638	143,881,186	148,588,755

Cash	665	294	102,939	–	368,786	338	18	11,086
Foreign cash*	85,882	599,845	7,756,622	–	346,671	–	1,515	–
Receivable for–
Fund shares sold	139,680	267,094	37,492	5,042	90,149	7,312	51,150	159,397
Dividends and interest	916,609	1,159,079	3,957,879	1,131,656	981,146	241,317	128,618	565,046
Investments sold	1,817,953	–	4,257,295	–	7,807,614	4,397,967	608,893	–
Securities lending income	–	23,410	45,852	6,280	34,987	33,227	–	–
Prepaid expenses and other assets	11,723	17,258	10,062	11,070	20,289	39,074	9,608	6,900
Due from investment adviser for expense reimbursements/fee waivers	5,942	–	–	–	–	19,763	–	1,892
Variation margin on futures contracts	–	315,250	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	5,058,897	–	45	–	–	–

TOTAL ASSETS	230,779,281	281,017,237	381,591,521	178,408,598	655,017,285	74,416,636	144,680,988	149,333,076

LIABILITIES:
Payable for–
Fund shares reacquired	19,035	31,640	56,411	1,328,482	57,064	34,255	9,843	4,466
Investments purchased	1,942,680	–	3,456,816	–	9,695,714	–	329,039	–
Investment advisory and management fees	134,360	111,653	148,047	67,781	378,637	45,852	117,146	61,916
Administrative service fee	12,540	15,631	20,727	9,489	33,254	4,280	8,200	8,668
Transfer agent fees and expenses	1,236	–	94	431	396	190	–	103
Directors’ fees and expenses	3,548	130,291	47,753	50,743	187,685	56,707	41,082	12,114
Other accrued expenses	76,318	139,725	183,974	69,556	190,042	54,871	73,776	68,192
Line of credit	–	–	–	–	–	–	–	–
Variation margin on futures contracts	–	–	–	–	–	–	–	–
Collateral upon return of securities loaned	–	5,294,812	16,695,960	32,076,241	67,909,699	712,500	–	–
Due to custodian	–	–	–	12,529	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–	2,631,798	–
Unrealized depreciation on forward foreign currency contracts	–	–	3,443,750	–	63,243	–	–	–

TOTAL LIABILITIES	2,189,717	5,723,752	24,053,532	33,615,252	78,515,734	908,655	3,210,884	155,459

NET ASSETS	$228,589,564	$275,293,485	$357,537,989	$144,793,346	$576,501,551	$73,507,981	$141,470,104	$149,177,617

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$354,358	$245,620	$366,969	$137,885	$758,639	$78,613	$196,988	$162,190
Additional paid-in capital	255,054,799	497,723,680	408,057,094	142,453,917	975,033,190	118,378,122	172,677,538	165,081,399
Accumulated undistributed net investment income (loss)	2,534,027	6,754,765	35,024,401	5,015,596	5,245,028	1,863,027	(40,768)	(616,599)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	(50,207,878)	(180,200,273)	(30,413,018)	(3,333,239)	(374,017,082)	(43,075,157)	(6,739,751)	(6,060,717)
Unrealized appreciation (depreciation) on investments	20,844,527	(51,127,264)	(57,221,961)	519,187	(30,460,240)	(3,736,624)	(24,736,106)	(9,388,656)
Unrealized appreciation (depreciation) on futures contracts and written options contracts	–	1,862,375	–	–	–	–	109,413	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	9,731	34,582	1,724,504	–	(57,984)	–	2,790	–

NET ASSETS	$228,589,564	$275,293,485	$357,537,989	$144,793,346	$576,501,551	$73,507,981	$141,470,104	$149,177,617

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	35,435,832	24,562,029	36,696,899	13,788,509	75,863,941	7,861,253	19,698,780	16,219,041
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$6.45	$11.21	$9.74	$10.50	$7.60	$9.35	$7.18	$9.20

* Cost
Long-term investment securities (unaffiliated)	$201,670,300	$302,192,909	$390,089,333	$144,659,122	$604,530,138	$71,717,762	$167,252,619	$136,400,411

Long-term investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–	$–

Short-term investment securities	$5,286,000	$24,849,362	$27,497,111	$32,076,241	$71,297,700	$712,500	$1,364,673	$21,577,000

Foreign cash	$85,284	$581,976	$7,801,229	$–	$341,938	$–	$1,461	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$2,741,211	$–

† Including securities on loan	$–	$5,523,848	$16,319,955	$31,877,057	$69,606,549	$706,800	$–	$–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2009 — (continued)

	INTERNATIONAL EQUITIES FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH I FUND	LARGE CAP CORE FUND	LARGE CAPITAL GROWTH FUND	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	MONEY MARKET I FUND
ASSETS:
Long-term investment securities, at market value (unaffiliated)*†	$699,626,011	$144,082,020	$425,880,530	$94,727,804	$307,466,259	$1,628,814,508	$200,264,865	$–
Long-term investment securities, at market value (affiliated)*†	–	–	–	–	–	–	–	–
Short-term investment securities, at market value (unaffiliated)*	103,278,321	–	67,123,463	9,650,427	21,975,485	313,253,766	45,800,690	522,303,866
Repurchase agreements (cost approximates market value)	12,430,000	4,465,000	1,217,000	–	1,751,000	2,972,000	–	85,922,000

Total Investments	815,334,332	148,547,020	494,220,993	104,378,231	331,192,744	1,945,040,274	246,065,555	608,225,866

Cash	70,661	244	541	955	545	299	668	27,706
Foreign cash*	12,844,049	2,008,136	4,300,057	89,416	–	–	72,585	–
Receivable for–
Fund shares sold	422,480	7,928	1,455,044	88,295	65,136	1,047,238	123,745	3,234,527
Dividends and interest	4,116,526	1,873,451	1,709,656	157,455	547,020	2,082,861	148,513	540,092
Investments sold	9,522,517	5,420,784	5,170,099	–	3,311,373	–	163,892	–
Securities lending income	224,111	–	141,149	21,273	5,917	216,702	44,476	–
Prepaid expenses and other assets	22,121	10,070	15,615	9,650	12,008	55,053	50,569	126,470
Due from investment adviser for expense reimbursements/fee waivers	–	–	–	10,313	–	–	13,553	66,738
Variation margin on futures contracts	–	–	–	–	–	400,668	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–	–

TOTAL ASSETS	842,556,797	157,867,633	507,013,154	104,755,588	335,134,743	1,948,843,095	246,683,556	612,221,399

LIABILITIES:
Payable for–
Fund shares reacquired	102,150	163,117	11,088	3,694	21,862	101,057	5,660	283,086
Investments purchased	9,389,683	7,199,081	4,932,484	–	4,658,330	1,357,431	1,164,577	–
Investment advisory and management fees	188,737	62,032	331,915	56,386	165,835	383,539	116,992	206,054
Administrative service fee	40,956	8,684	24,990	5,639	18,138	95,501	11,699	36,051
Transfer agent fees and expenses	2,138	–	298	94	183	2,108	188	2,629
Directors’ fees and expenses	143,675	49,544	143,599	11,236	58,432	526,970	33,660	151,157
Other accrued expenses	342,661	71,023	218,229	50,354	109,159	447,517	91,315	186,279
Line of credit	–	–	140,305	–	–	–	–	–
Variation margin on futures contracts	83,133	–	–	–	–	–	–	–
Collateral upon return of securities loaned	103,479,850	–	56,427,153	7,147,764	17,348,134	303,809,018	40,789,590	–
Due to custodian	–	–	–	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–	–

TOTAL LIABILITIES	113,772,983	7,553,481	62,230,061	7,275,167	22,380,073	306,723,141	42,213,681	865,256

NET ASSETS	$728,783,814	$150,314,152	$444,783,093	$97,480,421	$312,754,670	$1,642,119,954	$204,469,875	$611,356,143

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$1,414,924	$130,162	$536,487	$123,123	$380,185	$1,232,788	$261,247	$6,129,328
Additional paid-in capital	1,060,641,970	153,037,849	605,866,439	114,028,744	390,328,242	2,196,795,361	297,840,054	606,802,367
Accumulated undistributed net investment income (loss)	21,357,055	3,177,435	9,982,822	1,556,078	2,683,394	31,549,271	1,607,460	66,687
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	(211,434,910)	(10,620,365)	(126,645,571)	(7,056,278)	(54,809,294)	(32,465,293)	(80,352,079)	(1,642,239)
Unrealized appreciation (depreciation) on investments	(148,918,487)	4,507,375	(45,043,082)	(11,178,292)	(25,828,192)	(558,019,651)	(14,887,017)	–
Unrealized appreciation (depreciation) on futures contracts and written options contracts	4,714,018	–	–	–	–	3,027,478	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	1,009,244	81,696	85,998	7,046	335	–	210	–

NET ASSETS	$728,783,814	$150,314,152	$444,783,093	$97,480,421	$312,754,670	$1,642,119,954	$204,469,875	$611,356,143

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	141,492,377	13,016,172	53,648,741	12,312,281	38,018,493	123,278,807	26,124,666	612,932,829
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$5.15	$11.55	$8.29	$7.92	$8.23	$13.32	$7.83	$1.00

* Cost
Long-term investment securities (unaffiliated)	$845,528,386	$139,574,645	$469,278,922	$105,697,759	$332,788,803	$2,177,978,995	$213,962,982	$–

Long-term investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–	$–

Short-term investment securities	$106,294,433	$–	$68,768,153	$9,858,764	$22,481,133	$322,108,930	$46,989,590	$522,303,866

Foreign cash	$12,517,851	$1,959,538	$4,298,722	$82,370	$–	$–	$72,594	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–	$–

† Including securities on loan	$100,799,332	$–	$55,120,911	$7,185,696	$17,126,039	$312,283,719	$41,204,959	$–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2009 — (continued)

	NASDAQ-100® INDEX FUND	SCIENCE & TECHNOLOGY FUND	SMALL CAP AGGRESSIVE GROWTH FUND	SMALL CAP FUND	SMALL CAP INDEX FUND	SMALL CAP SPECIAL VALUES FUND	SMALL-MID GROWTH FUND	STOCK INDEX FUND	VALUE FUND
ASSETS:
Long-term investment securities, at market value (unaffiliated)*†	$70,183,896	$540,974,769	$44,332,543	$235,574,682	$611,883,812	$153,636,003	$75,224,710	$2,457,961,873	$148,973,121
Long-term investment securities, at market value (affiliated)*†	–	–	–	–	–	–	–	1,391,884	–
Short-term investment securities, at market value (unaffiliated)*	8,607,688	91,948,468	9,592,141	54,758,539	148,291,774	35,534,519	16,079,140	347,029,270	–
Repurchase agreements (cost approximates market value)	2,975,000	–	–	–	2,517,000	3,817,000	–	2,944,000	10,077,000

Total Investments	81,766,584	632,923,237	53,924,684	290,333,221	762,692,586	192,987,522	91,303,850	2,809,327,027	159,050,121

Cash	997	95	378	800	1,179	828	1,336	407	58,227
Foreign cash*	–	69,786	–	–	–	–	–	–	1,280
Receivable for–
Fund shares sold	121,936	67,382	57,408	10,263	543,262	52,432	23,240	1,042,112	184,268
Dividends and interest	80,579	925,337	22,036	131,941	564,538	184,315	17,312	6,556,968	532,470
Investments sold	–	11,869,080	285,394	296,373	318,042	380,419	2,706,141	–	206,880
Securities lending income	9,478	45,985	3,624	33,435	119,894	12,146	12,283	415,327	–
Prepaid expenses and other assets	9,663	36,071	7,702	18,330	20,865	9,777	11,667	161,039	9,618
Due from investment adviser for expense reimbursements/fee waivers	10,390	–	6,489	6,068	–	24,199	11,201	–	18,425
Variation margin on futures contracts	41,450	–	–	–	646,720	–	–	594,750	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–	–	–

TOTAL ASSETS	82,041,077	645,936,973	54,307,715	290,830,431	764,907,086	193,651,638	94,087,030	2,818,097,630	160,061,289

LIABILITIES:
Payable for–
Fund shares reacquired	5,939	124,920	21,953	18,208	122,137	52,731	19,555	259,849	4,445
Investments purchased	10,015	17,621,824	285,307	674,162	3,865,441	845,255	1,706,238	56,105	4,128,669
Investment advisory and management fees	23,906	411,329	32,110	176,270	173,654	98,729	54,510	559,356	99,588
Administrative service fee	4,184	32,126	2,644	13,710	36,734	9,215	4,489	144,729	8,937
Transfer agent fees and expenses	614	1,472	94	191	1,348	40	94	2,661	289
Directors’ fees and expenses	24,234	381,469	6,398	180,222	181,021	34,013	15,776	1,316,509	23,039
Other accrued expenses	63,479	186,087	46,735	113,810	227,154	82,759	60,417	669,623	71,580
Line of credit	–	–	–	–	–	–	–	–	–
Variation margin on futures contracts	–	–	–	–	–	–	–	–	–
Collateral upon return of securities loaned	8,387,228	63,568,127	7,733,552	52,209,971	125,963,267	30,460,351	14,383,374	321,809,139	–
Due to custodian	–	–	–	–	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–	–	–

TOTAL LIABILITIES	8,519,599	82,327,354	8,128,793	53,386,544	130,570,756	31,583,093	16,244,453	324,817,971	4,336,547

NET ASSETS	$73,521,478	$563,609,619	$46,178,922	$237,443,887	$634,336,330	$162,068,545	$77,842,577	$2,493,279,659	$155,724,742

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$188,922	$564,762	$65,528	$371,521	$672,999	$268,575	$114,643	$1,307,827	$216,310
Additional paid-in capital	77,477,350	2,242,964,330	66,323,783	351,835,120	939,389,797	279,039,380	118,886,358	2,498,704,399	251,137,922
Accumulated undistributed net investment income (loss)	285,928	590,227	36,696	1,238,232	12,700,099	3,445,224	270,277	66,562,842	3,279,768
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	(5,819,850)	(1,685,435,806)	(10,730,751)	(61,428,906)	(22,445,459)	(79,649,725)	(43,024,411)	31,958,656	(91,354,406)
Unrealized appreciation (depreciation) on investments	1,239,825	4,918,582	(9,516,334)	(54,572,080)	(301,238,788)	(41,034,909)	1,595,710	(107,194,399)	(7,554,976)
Unrealized appreciation (depreciation) on futures contracts and written options contracts	149,303	–	–	–	5,257,682	–	–	1,940,334	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	7,524	–	–	–	–	–	–	124

NET ASSETS	$73,521,478	$563,609,619	$46,178,922	$237,443,887	$634,336,330	$162,068,545	$77,842,577	$2,493,279,659	$155,724,742

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	18,892,160	56,476,226	6,552,839	37,152,075	67,299,859	26,857,497	11,464,285	130,782,721	21,630,990
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$3.89	$9.98	$7.05	$6.39	$9.43	$6.03	$6.79	$19.06	$7.20

* Cost
Long-term investment securities (unaffiliated)	$68,699,613	$534,203,358	$53,623,467	$288,624,991	$909,451,131	$193,783,080	$73,209,766	$2,521,412,370	$156,528,097

Long-term investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–	35,755,970	$–

Short-term investment securities	$8,852,146	$93,801,297	$9,817,551	$56,280,310	$151,963,243	$36,422,351	$16,498,374	$356,409,086	$–

Foreign cash	$–	$68,894	$–	$–	$–	$–	$–	$–	$1,156

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–	$–	$–

† Including securities on loan	$8,419,278	$63,512,202	$7,613,134	$54,017,801	$126,335,822	$30,300,716	$14,555,274	$320,473,676	$–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2009

	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	BROAD CAP VALUE INCOME FUND	CAPITAL CONSERVATION FUND	CORE EQUITY FUND	CORE VALUE FUND	FOREIGN VALUE FUND	GLOBAL EQUITY FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,739,631	$3,449,345	$629,327	$–	$5,635,235	$3,817,640	$23,687,978	$7,625,037
Dividends (affiliated)	–	–	–	–	–	–	–	–
Securities lending income	–	265,865	–	63,931	237,664	–	1,590,448	429,521
Interest (unaffiliated)	2,636,868	56,433	1,110	6,259,975	6,505	5,440	121,523	136,768

Total investment income*	4,376,499	3,771,643	630,437	6,323,906	5,879,404	3,823,080	25,399,949	8,191,326

EXPENSES:
Investment advisory and management fees	605,241	2,461,131	129,015	573,136	1,894,219	924,279	4,423,628	1,976,491
Administrative service fee	84,734	230,976	12,902	80,239	166,701	84,025	450,013	172,196
Transfer agent fees and expenses	983	1,399	680	1,158	1,404	983	680	898
Custodian fees	98,642	65,212	25,527	52,468	59,002	63,608	807,322	157,314
Reports to shareholders	30,455	88,123	4,709	26,544	60,500	31,445	183,420	63,232
Audit and tax fees	28,837	30,156	37,571	31,619	29,881	30,221	46,314	46,314
Legal fees	15,884	23,872	12,763	15,064	15,212	15,361	34,290	20,721
Directors’ fees and expenses	14,471	30,968	1,225	6,457	28,151	9,429	79,669	32,540
Interest expense	13	–	–	31	1,017	202	–	439
Other expenses	9,103	10,487	8,352	3,416	12,232	9,996	20,769	13,398

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	888,363	2,942,324	232,744	790,132	2,268,319	1,169,549	6,046,105	2,483,543

Fees waived and expenses reimbursed by investment adviser (Note 3)	–	(137,618)	(76,082)	–	(310,580)	(173,249)	–	–
Fees paid indirectly (Note 7)	(20,063)	(12,447)	(2,294)	–	(11,524)	–	–	(64,246)

Net expenses	868,300	2,792,259	154,368	790,132	1,946,215	996,300	6,046,105	2,419,297

Net investment income (loss)	3,508,199	979,384	476,069	5,533,774	3,933,189	2,826,780	19,353,844	5,772,029

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(20,570,155)	(74,841,370)	(2,012,498)	(7,072,122)	(74,587,790)	(33,207,104)	(93,260,715)	(122,764,787)
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	(115,610)	–	–	–	59,016	(788,113)	–	(3,309,472)
Net realized foreign exchange gain (loss) on other assets and liabilities	–	13,306	–	–	–	(164)	(1,044,250)	(6,305,278)
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	–	–	–	–	–	–	–	–
Net increase from payment by affiliates (Note 3)	–	–	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	(20,685,765)	(74,828,064)	(2,012,498)	(7,072,122)	(74,528,774)	(33,995,381)	(94,304,965)	(132,379,537)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(8,680,121)	(51,293,438)	(6,237,551)	983,933	(40,297,861)	(25,927,834)	(204,973,958)	(26,441,891)
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	500,919	–	–	–	(18,003)	416,455	–	(282,165)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(361,450)	3,613	–	–	–	–	226,860	(58,931)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	54,483	–

Net unrealized gain (loss) on investments and foreign currencies	(8,540,652)	(51,289,825)	(6,237,551)	983,933	(40,315,864)	(25,511,379)	(204,692,615)	(26,782,987)

Net realized and unrealized gain (loss) on investments and foreign currencies	(29,226,417)	(126,117,889)	(8,250,049)	(6,088,189)	(114,844,638)	(59,506,760)	(298,997,580)	(159,162,524)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(25,718,218)	$(125,138,505)	$(7,773,980)	$(554,415)	$(110,911,449)	$(56,679,980)	$(279,643,736)	$(153,390,495)

* Net of foreign withholding taxes on interest and dividends of	$35	$23,889	$788	$–	$16,793	$18,563	$2,559,664	$511,016

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$14,682	$–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2009 — (continued)

	GLOBAL REAL ESTATE FUND	GLOBAL SOCIAL AWARENESS FUND	GLOBAL STRATEGY FUND	GOVERNMENT SECURITIES FUND	GROWTH FUND	GROWTH & INCOME FUND	HEALTH SCIENCES FUND	INFLATION PROTECTED FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$5,378,975	$9,429,203	$6,228,464	$–	$9,526,237	$2,473,864	$957,963	$127,846
Dividends (affiliated)	–	–	–	–	–	–	–	–
Securities lending income	–	162,702	461,378	313,476	818,269	126,088	–	–
Interest (unaffiliated)	145,098	129,384	8,243,717	5,851,155	19,060	25,156	48,937	4,307,575

Total investment income*	5,524,073	9,721,289	14,933,559	6,164,631	10,363,566	2,625,108	1,006,900	4,435,421

EXPENSES:
Investment advisory and management fees	923,358	1,762,064	1,931,111	938,535	5,153,822	656,116	1,574,048	784,030
Administrative service fee	86,180	246,689	270,356	131,395	458,332	61,238	110,183	109,764
Transfer agent fees and expenses	890	1,386	680	2,616	1,201	983	983	553
Custodian fees	141,965	304,068	318,995	29,693	207,383	21,539	89,248	20,162
Reports to shareholders	9,908	100,019	98,619	48,046	166,401	22,873	39,461	47,385
Audit and tax fees	65,588	38,294	46,314	31,619	34,292	29,833	30,496	36,041
Legal fees	3,120	24,872	24,767	17,514	30,753	14,776	16,817	17,312
Directors’ fees and expenses	2,509	56,308	42,179	11,373	63,123	12,310	10,504	16,966
Interest expense	–	133	99	1,307	594	–	–	–
Other expenses	5,536	13,800	14,278	6,603	18,068	7,793	3,870	8,404

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	1,239,054	2,547,633	2,747,398	1,218,701	6,133,969	827,461	1,875,610	1,040,617

Fees waived and expenses reimbursed by investment adviser (Note 3)	(69,468)	–	–	–	–	(83,863)	–	(21,377)
Fees paid indirectly (Note 7)	(7,473)	(36,338)	–	–	–	(14,615)	(13,012)	–

Net expenses	1,162,113	2,511,295	2,747,398	1,218,701	6,133,969	728,983	1,862,598	1,019,240

Net investment income (loss)	4,361,960	7,209,994	12,186,161	4,945,930	4,229,597	1,896,125	(855,698)	3,416,181

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(48,875,316)	(150,381,908)	(30,013,696)	1,025,809	(217,446,312)	(39,629,795)	(5,646,597)	(5,203,811)
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	–	(8,230,201)	9,194	–	–	–	656,571	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(376,482)	(192,335)	23,207,778	–	1,477,209	–	14,936	–
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	–	–	–	–	–	–	–	–
Net increase from payment by affiliates (Note 3)	–	–	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	(49,251,798)	(158,804,444)	(6,796,724)	1,025,809	(215,969,103)	(39,629,795)	(4,975,090)	(5,203,811)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	19,858,493	(54,273,649)	(88,972,753)	599,453	(93,267,626)	(5,475,011)	(39,639,496)	(6,606,701)
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	–	1,562,025	–	–	–	–	(602,821)	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	10,338	65,761	1,246,504	–	(130,894)	–	4,159	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	19,868,831	(52,645,863)	(87,726,249)	599,453	(93,398,520)	(5,475,011)	(40,238,158)	(6,606,701)

Net realized and unrealized gain (loss) on investments and foreign currencies	(29,382,967)	(211,450,307)	(94,522,973)	1,625,262	(309,367,623)	(45,104,806)	(45,213,248)	(11,810,512)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(25,021,007)	$(204,240,313)	$(82,336,812)	$6,571,192	$(305,138,026)	$(43,208,681)	$(46,068,946)	$(8,394,331)

* Net of foreign withholding taxes on interest and dividends of	$279,466	$492,750	$722,738	$–	$129,472	$1,988	$53,581	$–

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2009 — (continued)

	INTERNATIONAL EQUITIES FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH I FUND	LARGE CAP CORE FUND	LARGE CAPITAL GROWTH FUND	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	MONEY MARKET I FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$25,716,492	$–	$13,518,945	$1,780,814	$4,655,204	$31,261,312	$1,332,348	$–
Dividends (affiliated)	–	–	–	–	–	–	–	–
Securities lending income	2,160,018	–	1,185,441	341,610	268,383	5,619,953	960,421	–
Interest (unaffiliated)	164,340	7,401,769	92,840	14,445	102,073	353,843	110,065	11,157,775

Total investment income*	28,040,850	7,401,769	14,797,226	2,136,869	5,025,660	37,235,108	2,402,834	11,157,775

EXPENSES:
Investment advisory and management fees	2,381,643	791,294	4,383,210	603,241	2,297,336	5,057,608	1,573,651	2,409,290
Administrative service fee	526,867	110,781	332,971	60,324	251,271	1,276,130	158,519	421,626
Transfer agent fees and expenses	11,246	516	1,050	680	1,087	12,265	1,015	14,549
Custodian fees	808,468	111,548	466,205	25,733	67,767	202,700	86,554	47,241
Reports to shareholders	194,687	39,744	121,219	21,898	91,097	458,963	58,481	169,278
Audit and tax fees	60,765	47,940	48,293	30,281	30,192	29,143	30,408	37,669
Legal fees	37,281	16,731	28,750	13,737	23,560	11,268	19,823	135,504
Directors’ fees and expenses	98,682	16,302	47,400	6,214	43,008	214,263	32,273	59,227
Interest expense	663	54	2,057	242	–	–	139	–
Other expenses	19,947	6,855	15,046	8,554	13,153	59,802	11,204	266,424

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	4,140,249	1,141,765	5,446,201	770,904	2,818,471	7,322,142	1,972,067	3,560,808

Fees waived and expenses reimbursed by investment adviser (Note 3)	–	–	(641,901)	(38,397)	–	–	(47,192)	(299,942)
Fees paid indirectly (Note 7)	–	–	(1,406)	(17,652)	(8,916)	–	(92,016)	–

Net expenses	4,140,249	1,141,765	4,802,894	714,855	2,809,555	7,322,142	1,832,859	3,260,866

Net investment income (loss)	23,900,601	6,260,004	9,994,332	1,422,014	2,216,105	29,912,966	569,975	7,896,909

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(185,894,453)	(11,349,567)	(107,332,301)	(6,173,650)	(51,106,370)	15,168,159	(77,934,758)	(1,642,239)
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	(16,563,152)	–	–	–	–	(26,522,335)	38,828	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(352,709)	275,004	(93,827)	(17,234)	97,198	–	(15,942)	–
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	–	–	–	–	–	–	–	–
Net increase from payment by affiliates (Note 3)	–	–	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	(202,810,314)	(11,074,563)	(107,426,128)	(6,190,884)	(51,009,172)	(11,354,176)	(77,911,872)	(1,642,239)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(240,975,920)	752,779	(160,123,797)	(15,206,232)	(112,916,288)	(920,716,822)	(59,735,288)	–
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	915,648	–	–	–	–	472,714	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(298,025)	92,420	52,982	6,875	500	–	3,272	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(240,358,297)	845,199	(160,070,815)	(15,199,357)	(112,915,788)	(920,244,108)	(59,732,016)	–

Net realized and unrealized gain (loss) on investments and foreign currencies	(443,168,611)	(10,229,364)	(267,496,943)	(21,390,241)	(163,924,960)	(931,598,284)	(137,643,888)	(1,642,239)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(419,268,010)	$(3,969,360)	$(257,502,611)	$(19,968,227)	$(161,708,855)	$(901,685,318)	$(137,073,913)	$6,254,670

* Net of foreign withholding taxes on interest and dividends of	$2,070,808	$18,160	$1,188,478	$16,444	$17,870	$–	$16,394	$–

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2009 — (continued)

	NASDAQ-100® INDEX FUND	SCIENCE & TECHNOLOGY FUND	SMALL CAP AGGRESSIVE GROWTH FUND	SMALL CAP FUND	SMALL CAP INDEX FUND	SMALL CAP SPECIAL VALUES FUND	SMALL-MID GROWTH FUND	STOCK INDEX FUND	VALUE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$428,567	$5,605,976	$151,746	$2,918,406	$11,499,049	$3,496,762	$398,644	$75,097,607	$5,087,812
Dividends (affiliated)	–	–	–	–	–	–	–	393,230	–
Securities lending income	186,518	896,343	125,162	760,949	3,456,095	571,827	422,891	3,095,856	–
Interest (unaffiliated)	22,926	334,540	2,630	51,997	247,358	50,718	16,030	295,954	55,721

Total investment income*	638,011	6,836,859	279,538	3,731,352	15,202,502	4,119,307	837,565	78,882,647	5,143,533

EXPENSES:
Investment advisory and management fees	279,305	5,269,600	379,448	2,446,775	2,288,561	1,295,791	703,254	7,636,846	1,464,450
Administrative service fee	48,878	414,116	31,249	191,926	501,218	120,940	57,915	2,041,454	131,568
Transfer agent fees and expenses	8,463	9,012	680	937	9,703	680	680	14,925	1,196
Custodian fees	21,671	192,611	35,177	126,730	219,924	126,095	77,678	325,243	44,046
Reports to shareholders	17,475	154,021	11,226	84,954	182,547	45,134	52,500	748,745	56,328
Audit and tax fees	31,185	29,564	29,868	29,373	30,062	29,403	31,002	29,349	29,290
Legal fees	14,302	28,635	1,895	21,564	35,553	17,204	14,116	54,111	18,242
Directors’ fees and expenses	3,703	137,899	3,077	21,804	80,816	21,456	8,750	433,485	18,447
Interest expense	–	16	666	172	–	182	–	2,308	1,285
Other expenses	37,394	19,175	8,356	8,903	24,911	9,856	8,646	85,085	6,838

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	462,376	6,254,649	501,642	2,933,138	3,373,295	1,666,741	954,541	11,371,551	1,771,690

Fees waived and expenses reimbursed by investment adviser (Note 3)	(78,332)	–	(57,730)	(328,433)	–	(111,792)	(127,185)	–	(174,079)
Fees paid indirectly (Note 7)	–	(67,395)	(4,116)	(18,121)	–	(61,434)	(50,724)	–	–

Net expenses	384,044	6,187,254	439,796	2,586,584	3,373,295	1,493,515	776,632	11,371,551	1,597,611

Net investment income (loss)	253,967	649,605	(160,258)	1,144,768	11,829,207	2,625,792	60,933	67,511,096	3,545,922

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(2,902,016)	(223,393,201)	(9,967,315)	(25,010,629)	(2,784,081)	(70,306,440)	(20,454,465)	102,391,378	(83,328,358)
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–	(771,730)	–
Net realized gain (loss) on futures contracts and written options contracts	(1,025,556)	32,615	–	–	(13,533,255)	18,812	–	(21,992,530)	71,399
Net realized foreign exchange gain (loss) on other assets and liabilities	–	10,651	–	565	(542)	–	–	–	(6,198)
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	–	(389,669)	–	–	–	–	–	–	2,804
Net increase from payment by affiliates (Note 3)	–	389,669	–	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	(3,927,572)	(223,349,935)	(9,967,315)	(25,010,064)	(16,317,878)	(70,287,628)	(20,454,465)	79,627,118	(83,260,353)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(24,509,133)	(57,416,902)	(6,950,854)	(89,818,998)	(318,801,564)	(16,750,314)	(13,856,275)	(1,519,264,456)	(16,522,518)
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–	(31,031,085)	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	(241,166)	–	–	–	4,493,548	–	–	2,015,596	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	(22,415)	–	–	–	–	–	–	826
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(24,750,299)	(57,439,317)	(6,950,854)	(89,818,998)	(314,308,016)	(16,750,314)	(13,856,275)	(1,548,279,945)	(16,521,692)

Net realized and unrealized gain (loss) on investments and foreign currencies	(28,677,871)	(280,789,252)	(16,918,169)	(114,829,062)	(330,625,894)	(87,037,942)	(34,310,740)	(1,468,652,827)	(99,782,045)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(28,423,904)	$(280,139,647)	$(17,078,427)	$(113,684,294)	$(318,796,687)	$(84,412,150)	$(34,249,807)	$(1,401,141,731)	$(96,236,123)

* Net of foreign withholding taxes on interest and dividends of	$3,856	$210,612	$–	$4,183	$2,838	$149	$1,158	$–	$(3,189)

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS

	ASSET ALLOCATION FUND		BLUE CHIP GROWTH FUND		BROAD CAP VALUE INCOME FUND		CAPITAL CONSERVATION FUND
	For the Year Ended May 31, 2009	For the Year Ended May 31, 2008	For the Year Ended May 31, 2009	For the Year Ended May 31, 2008	For the Year Ended May 31, 2009	For the Year Ended May 31, 2008	For the Year Ended May 31, 2009	For the Year Ended May 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,508,199	$4,512,009	$979,384	$567,509	$476,069	$479,752	$5,533,774	$8,829,313
Net realized gain (loss) on investments and foreign currencies	(20,685,765)	1,115,272	(74,828,064)	(1,157,770)	(2,012,498)	699	(7,072,122)	(2,409,708)
Net unrealized gain (loss) on investments and foreign currencies	(8,540,652)	(12,153,748)	(51,289,825)	14,450,432	(6,237,551)	(4,361,432)	983,933	(2,745,898)

Net increase (decrease) in net assets resulting from operations	(25,718,218)	(6,526,467)	(125,138,505)	13,860,171	(7,773,980)	(3,880,981)	(554,415)	3,673,707

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,531,780)	(4,850,592)	(535,858)	(304,931)	(497,798)	(468,004)	(8,863,046)	(10,132,103)
Net realized gain on securities	(5,919,887)	(9,627,408)	(260,752)	(518,942)	(537)	(1,061,702)	–	–
Return of capital	–	–	–	–	–	–	–	–

Total distributions to shareholders	(10,451,667)	(14,478,000)	(796,610)	(823,873)	(498,335)	(1,529,706)	(8,863,046)	(10,132,103)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(9,435,558)	169,631	69,098,369	292,040,945	(1,288,263)	(1,085,104)	(9,472,803)	(43,136,810)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(45,605,443)	(20,834,836)	(56,836,746)	305,077,243	(9,560,578)	(6,495,791)	(18,890,264)	(49,595,206)
NET ASSETS:
Beginning of period	156,260,048	177,094,884	418,429,061	113,351,818	26,150,554	32,646,345	127,694,884	177,290,090

End of period†	$110,654,605	$156,260,048	$361,592,315	$418,429,061	$16,589,976	$26,150,554	$108,804,620	$127,694,884

† Includes accumulated undistributed net investment income (loss)	$3,468,078	$4,470,760	$1,005,374	$548,542	$161,075	$182,805	$5,536,356	$8,812,545

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	CORE EQUITY FUND		CORE VALUE FUND		FOREIGN VALUE FUND		GLOBAL EQUITY FUND
	For the Year Ended May 31, 2009	For the Year Ended May 31, 2008	For the Year Ended May 31, 2009	For the Year Ended May 31, 2008	For the Year Ended May 31, 2009	For the Year Ended May 31, 2008	For the Year Ended May 31, 2009	For the Year Ended May 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,933,189	$3,281,659	$2,826,780	$3,626,818	$19,353,844	$29,261,128	$5,772,029	$6,012,210
Net realized gain (loss) on investments and foreign currencies	(74,528,774)	1,633,285	(33,995,381)	6,799,545	(94,304,965)	61,576,451	(132,379,537)	19,156,277
Net unrealized gain (loss) on investments and foreign currencies	(40,315,864)	(43,879,273)	(25,511,379)	(41,336,655)	(204,692,615)	(122,338,910)	(26,782,987)	(69,204,971)

Net increase (decrease) in net assets resulting from operations	(110,911,449)	(38,964,329)	(56,679,980)	(30,910,292)	(279,643,736)	(31,501,331)	(153,390,495)	(44,036,484)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,839,800)	(3,867,556)	(3,635,714)	(3,800,245)	(28,150,202)	(9,099,335)	(3,878,908)	(7,786,321)
Net realized gain on securities	–	–	(6,915,337)	(7,127,844)	(61,469,097)	(31,801,409)	(21,897,172)	(22,111,834)
Return of capital	–	–	–	–	–	–	–	–

Total distributions to shareholders	(2,839,800)	(3,867,556)	(10,551,051)	(10,928,089)	(89,619,299)	(40,900,744)	(25,776,080)	(29,898,155)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(33,753,751)	(60,320,423)	(13,646,393)	(26,175,081)	89,670,903	(25,644,410)	(4,135,900)	(3,280,793)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(147,505,000)	(103,152,308)	(80,877,424)	(68,013,462)	(279,592,132)	(98,046,485)	(183,302,475)	(77,215,432)
NET ASSETS:
Beginning of period	349,995,040	453,147,348	179,697,299	247,710,761	946,933,948	1,044,980,433	395,426,392	472,641,824

End of period†	$202,490,040	$349,995,040	$98,819,875	$179,697,299	$667,341,816	$946,933,948	$212,123,917	$395,426,392

† Includes accumulated undistributed net investment income (loss)	$4,153,490	$3,060,101	$2,746,113	$3,555,212	$20,011,200	$29,866,491	$(869,856)	$3,487,858

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	GLOBAL REAL ESTATE FUND		GLOBAL SOCIAL AWARENESS FUND		GLOBAL STRATEGY FUND		GOVERNMENT SECURITIES FUND
	For the Year Ended May 31, 2009	For the Period Ended March 10*-May 31, 2008	For the Year Ended May 31, 2009	For the Year Ended May 31, 2008	For the Year Ended May 31, 2009	For the Year Ended May 31, 2008	For the Year Ended May 31, 2009	For the Year Ended May 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,361,960	$55,148	$7,209,994	$9,085,898	$12,186,161	$15,751,459	$4,945,930	$4,855,030
Net realized gain (loss) on investments and foreign currencies	(49,251,798)	129,910	(158,804,444)	15,856,131	(6,796,724)	19,042,792	1,025,809	592,831
Net unrealized gain (loss) on investments and foreign currencies	19,868,831	985,427	(52,645,863)	(42,378,345)	(87,726,249)	(32,247,594)	599,453	1,012,893

Net increase (decrease) in net assets resulting from operations	(25,021,007)	1,170,485	(204,240,313)	(17,436,316)	(82,336,812)	2,546,657	6,571,192	6,460,754

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,852,189)	–	(9,629,396)	(5,496,328)	(25,757,211)	(7,140,085)	(4,762,755)	(4,668,688)
Net realized gain on securities	(116,882)	–	(34,094,032)	(46,803,168)	(9,210,373)	(7,778,495)	–	–
Return of capital	–	–	–	–	–	–	–	–

Total distributions to shareholders	(2,969,071)	–	(43,723,428)	(52,299,496)	(34,967,584)	(14,918,580)	(4,762,755)	(4,668,688)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	227,448,474	27,960,683	(42,226,048)	167,059,826	(21,132,605)	(1,538,108)	(28,656,584)	66,366,198

TOTAL INCREASE (DECREASE) IN NET ASSETS	199,458,396	29,131,168	(290,189,789)	97,324,014	(138,437,001)	(13,910,031)	(26,848,147)	68,158,264
NET ASSETS:
Beginning of period	29,131,168	–	565,483,274	468,159,260	495,974,990	509,885,021	171,641,493	103,483,229

End of period†	$228,589,564	$29,131,168	$275,293,485	$565,483,274	$357,537,989	$495,974,990	$144,793,346	$171,641,493

† Includes accumulated undistributed net investment income (loss)	$2,534,027	$78,306	$6,754,765	$9,364,480	$35,024,401	$24,976,139	$5,015,596	$4,817,879

*	Commencement of operations.

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	GROWTH FUND		GROWTH & INCOME FUND		HEALTH SCIENCES FUND		INFLATION PROTECTED FUND
	For the Year Ended May 31, 2009	For the Year Ended May 31, 2008	For the Year Ended May 31, 2009	For the Year Ended May 31, 2008	For the Year Ended May 31, 2009	For the Year Ended May 31, 2008	For the Year Ended May 31, 2009	For the Year Ended May 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,229,597	$2,200,862	$1,896,125	$2,148,074	$(855,698)	$(1,234,317)	$3,416,181	$2,597,503
Net realized gain (loss) on investments and foreign currencies	(215,969,103)	163,441,813	(39,629,795)	4,484,192	(4,975,090)	19,080,327	(5,203,811)	(304,842)
Net unrealized gain (loss) on investments and foreign currencies	(93,398,520)	(81,835,417)	(5,475,011)	(11,745,306)	(40,238,158)	(18,467,998)	(6,606,701)	(2,302,551)

Net increase (decrease) in net assets resulting from operations	(305,138,026)	83,807,258	(43,208,681)	(5,113,040)	(46,068,946)	(621,988)	(8,394,331)	(9,890)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(131,104)	–	(2,117,169)	(1,732,536)	–	–	(6,270,328)	(661,802)
Net realized gain on securities	–	–	(7,187,764)	(6,185,584)	(16,057,296)	(17,447,281)	–	–
Return of capital	–	–	–	–	–	–	(192,210)	–

Total distributions to shareholders	(131,104)	–	(9,304,933)	(7,918,120)	(16,057,296)	(17,447,281)	(6,462,538)	(661,802)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(81,596,920)	(145,940,715)	(3,634,942)	(6,595,197)	5,228,033	19,993,692	4,960,049	144,024,306

TOTAL INCREASE (DECREASE) IN NET ASSETS	(386,866,050)	(62,133,457)	(56,148,556)	(19,626,357)	(56,898,209)	1,924,423	(9,896,820)	143,352,614
NET ASSETS:
Beginning of period	963,367,601	1,025,501,058	129,656,537	149,282,894	198,368,313	196,443,890	159,074,437	15,721,823

End of period†	$576,501,551	$963,367,601	$73,507,981	$129,656,537	$141,470,104	$198,368,313	$149,177,617	$159,074,437

† Includes accumulated undistributed net investment income (loss)	$5,245,028	$(330,626)	$1,863,027	$2,084,072	$(40,768)	$(235,990)	$(616,599)	$2,237,548

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	INTERNATIONAL EQUITIES FUND		INTERNATIONAL GOVERNMENT BOND FUND		INTERNATIONAL GROWTH I FUND		LARGE CAP CORE FUND
	For the Year Ended May 31, 2009	For the Year Ended May 31, 2008	For the Year Ended May 31, 2009	For the Year Ended May 31, 2008	For the Year Ended May 31, 2009	For the Year Ended May 31, 2008	For the Year Ended May 31, 2009	For the Year Ended May 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$23,900,601	$31,568,388	$6,260,004	$5,971,409	$9,994,332	$10,512,291	$1,422,014	$701,679
Net realized gain (loss) on investments and foreign currencies	(202,810,314)	108,526,590	(11,074,563)	3,869,792	(107,426,128)	38,577,153	(6,190,884)	5,274,556
Net unrealized gain (loss) on investments and foreign currencies	(240,358,297)	(186,160,079)	845,199	1,713,016	(160,070,815)	(30,727,515)	(15,199,357)	(8,599,407)

Net increase (decrease) in net assets resulting from operations	(419,268,010)	(46,065,101)	(3,969,360)	11,554,217	(257,502,611)	18,361,929	(19,968,227)	(2,623,172)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(31,968,928)	(27,305,340)	(9,522,402)	(6,982,316)	(9,678,332)	(6,162,164)	(546,193)	(514,741)
Net realized gain on securities	(108,876,703)	(22,846,524)	(75,809)	(948,633)	–	–	(5,440,842)	(2,756,507)
Return of capital	–	–	–	–	–	–	–	–

Total distributions to shareholders	(140,845,631)	(50,151,864)	(9,598,211)	(7,930,949)	(9,678,332)	(6,162,164)	(5,987,035)	(3,271,248)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	186,047,101	102,021,475	(15,309,469)	39,791,308	(14,293,628)	45,784,022	38,591,379	2,552,569

TOTAL INCREASE (DECREASE) IN NET ASSETS	(374,066,540)	5,804,510	(28,877,040)	43,414,576	(281,474,571)	57,983,787	12,636,117	(3,341,851)
NET ASSETS:
Beginning of period	1,102,850,354	1,097,045,844	179,191,192	135,776,616	726,257,664	668,273,877	84,844,304	88,186,155

End of period†	$728,783,814	$1,102,850,354	$150,314,152	$179,191,192	$444,783,093	$726,257,664	$97,480,421	$84,844,304

† Includes accumulated undistributed net investment income (loss)	$21,357,055	$29,386,553	$3,177,435	$3,608,739	$9,982,822	$9,760,747	$1,556,078	$697,493

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	LARGE CAPITAL GROWTH FUND		MID CAP INDEX FUND		MID CAP STRATEGIC GROWTH FUND		MONEY MARKET I FUND
	For the Year Ended May 31, 2009	For the Year Ended May 31, 2008	For the Year Ended May 31, 2009	For the Year Ended May 31, 2008	For the Year Ended May 31, 2009	For the Year Ended May 31, 2008	For the Year Ended May 31, 2009	For the Year Ended May 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,216,105	$1,489,103	$29,912,966	$30,676,749	$569,975	$132,918	$7,896,909	$20,476,669
Net realized gain (loss) on investments and foreign currencies	(51,009,172)	7,772,330	(11,354,176)	202,709,153	(77,911,872)	29,213,077	(1,642,239)	65,553
Net unrealized gain (loss) on investments and foreign currencies	(112,915,788)	(5,560,795)	(920,244,108)	(349,456,861)	(59,732,016)	(2,297,512)	–	–

Net increase (decrease) in net assets resulting from operations	(161,708,855)	3,700,638	(901,685,318)	(116,070,959)	(137,073,913)	27,048,483	6,254,670	20,542,222

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,066,057)	(1,208,448)	(28,861,760)	(34,703,346)	–	–	(7,896,909)	(20,476,669)
Net realized gain on securities	(9,264,508)	–	(204,602,965)	(194,031,697)	(28,828,498)	(8,629,895)	–	–
Return of capital	–	–	–	–	–	–	–	–

Total distributions to shareholders	(10,330,565)	(1,208,448)	(233,464,725)	(228,735,043)	(28,828,498)	(8,629,895)	(7,896,909)	(20,476,669)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(34,499,835)	(70,072,976)	101,072,038	(50,991,328)	3,077,524	19,240,750	40,563,977	56,016,740

TOTAL INCREASE (DECREASE) IN NET ASSETS	(206,539,255)	(67,580,786)	(1,034,078,005)	(395,797,330)	(162,824,887)	37,659,338	38,921,738	56,082,293
NET ASSETS:
Beginning of period	519,293,925	586,874,711	2,676,197,959	3,071,995,289	367,294,762	329,635,424	572,434,405	516,352,112

End of period†	$312,754,670	$519,293,925	$1,642,119,954	$2,676,197,959	$204,469,875	$367,294,762	$611,356,143	$572,434,405

† Includes accumulated undistributed net investment income (loss)	$2,683,394	$1,436,148	$31,549,271	$30,498,065	$1,607,460	$1,053,429	$66,687	$–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	NASDAQ-100® INDEX FUND		SCIENCE & TECHNOLOGY FUND		SMALL CAP AGGRESSIVE GROWTH FUND		SMALL CAP FUND
	For the Year Ended May 31, 2009	For the Year Ended May 31, 2008	For the Year Ended May 31, 2009	For the Year Ended May 31, 2008	For the Year Ended May 31, 2009	For the Year Ended May 31, 2008	For the Year Ended May 31, 2009	For the Year Ended May 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$253,967	$245,875	$649,605	$(905,146)	$(160,258)	$(300,687)	$1,144,768	$1,378,562
Net realized gain (loss) on investments and foreign currencies	(3,927,572)	1,438,470	(223,349,935)	85,772,797	(9,967,315)	4,598,757	(25,010,064)	(18,772,610)
Net unrealized gain (loss) on investments and foreign currencies	(24,750,299)	2,152,486	(57,439,317)	(37,789,117)	(6,950,854)	(8,138,532)	(89,818,998)	(64,296,168)

Net increase (decrease) in net assets resulting from operations	(28,423,904)	3,836,831	(280,139,647)	47,078,534	(17,078,427)	(3,840,462)	(113,684,294)	(81,690,216)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(198,287)	(73,271)	–	–	–	–	(1,287,731)	(162,397)
Net realized gain on securities	(917,340)	–	–	–	(4,996,025)	(12,217)	(16,132,201)	(52,950,679)
Return of capital	–	–	–	–	–	–	–	–

Total distributions to shareholders	(1,115,627)	(73,271)	–	–	(4,996,025)	(12,217)	(17,419,932)	(53,113,076)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	4,792,299	10,858,101	(64,841,045)	(104,138,221)	3,220,006	16,974,823	(22,758,359)	(27,209,578)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(24,747,232)	14,621,661	(344,980,692)	(57,059,687)	(18,854,446)	13,122,144	(153,862,585)	(162,012,870)
NET ASSETS:
Beginning of period	98,268,710	83,647,049	908,590,311	965,649,998	65,033,368	51,911,224	391,306,472	553,319,342

End of period†	$73,521,478	$98,268,710	$563,609,619	$908,590,311	$46,178,922	$65,033,368	$237,443,887	$391,306,472

† Includes accumulated undistributed net investment income (loss)	$285,928	$230,248	$590,227	$(70,029)	$36,696	$196,456	$1,238,232	$1,375,063

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SMALL CAP INDEX FUND		SMALL CAP SPECIAL VALUES FUND		SMALL-MID GROWTH FUND		STOCK INDEX FUND		VALUE FUND
	For the Year Ended May 31, 2009	For the Year Ended May 31, 2008	For the Year Ended May 31, 2009	For the Year Ended May 31, 2008	For the Year Ended May 31, 2009	For the Year Ended May 31, 2008	For the Year Ended May 31, 2009	For the Year Ended May 31, 2008	For the Year Ended May 31, 2009	For the Year Ended May 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$11,829,207	$14,853,313	$2,625,792	$3,351,793	$60,933	$(418,255)	$67,511,096	$79,495,086	$3,545,922	$1,909,164
Net realized gain (loss) on investments and foreign currencies	(16,317,878)	62,481,129	(70,287,628)	(664,046)	(20,454,465)	(18,756,350)	79,627,118	334,763,881	(83,260,353)	(5,307,517)
Net unrealized gain (loss) on investments and foreign currencies	(314,308,016)	(221,171,583)	(16,750,314)	(67,781,274)	(13,856,275)	(2,252,605)	(1,548,279,945)	(795,566,871)	(16,521,692)	(2,467,230)

Net increase (decrease) in net assets resulting from operations	(318,796,687)	(143,837,141)	(84,412,150)	(65,093,527)	(34,249,807)	(21,427,210)	(1,401,141,731)	(381,307,904)	(96,236,123)	(5,865,583)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(14,334,633)	(12,975,068)	(2,401,346)	(2,324,948)	(83,639)	–	(79,283,912)	(79,526,270)	(2,153,386)	(385,589)
Net realized gain on securities	(59,679,284)	(89,670,382)	(6,436,536)	(16,582,738)	(3,134,178)	–	(357,253,607)	(246,852,747)	(2,590,364)	(7,681,476)
Return of capital	–	–	–	–	–	–	–	–	–	–

Total distributions to shareholders	(74,013,917)	(102,645,450)	(8,837,882)	(18,907,686)	(3,217,817)	–	(436,537,519)	(326,379,017)	(4,743,750)	(8,067,065)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	36,748,584	18,053,475	(1,448,146)	(46,049,506)	(3,317,337)	(22,890,760)	19,875,554	(298,151,405)	(20,641,136)	201,538,002

TOTAL INCREASE (DECREASE) IN NET ASSETS	(356,062,020)	(228,429,116)	(94,698,178)	(130,050,719)	(40,784,961)	(44,317,970)	(1,817,803,696)	(1,005,838,326)	(121,621,009)	187,605,354
NET ASSETS:
Beginning of period	990,398,350	1,218,827,466	256,766,723	386,817,442	118,627,538	162,945,508	4,311,083,355	5,316,921,681	277,345,751	89,740,397

End of period†	$634,336,330	$990,398,350	$162,068,545	$256,766,723	$77,842,577	$118,627,538	$2,493,279,659	$4,311,083,355	$155,724,742	$277,345,751

† Includes accumulated undistributed net investment income (loss)	$12,700,099	$15,206,067	$3,445,224	$3,206,013	$270,277	$294,466	$66,562,842	$78,335,658	$3,279,768	$1,893,432

See Notes to Financial Statements

VALIC Company I

NOTES TO FINANCIAL STATEMENTS

Note 1 — Organization

VALIC Company I, formerly known as AIG Retirement Company I, (the “Series” or “VC I”) was incorporated under the laws of Maryland on December 7, 1984, by The Variable Annuity Life Insurance Company (“VALIC”). VALIC, the investment adviser to the Series, is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). The Series is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Series consists of 33 separate mutual funds (the “Funds”), each of which issues its own separate class of capital shares:

Asset Allocation Fund

Blue Chip Growth Fund

Broad Cap Value Income Fund

Capital Conservation Fund

Core Equity Fund

Core Value Fund

Foreign Value Fund

Global Equity Fund

Global Real Estate Fund (formally Real Estate Fund)

Global Social Awareness Fund

Global Strategy Fund

Government Securities Fund

Growth Fund

Growth & Income Fund

Health Sciences Fund

Inflation Protected Fund

International Equities Fund

International Growth I Fund

International Government Bond Fund

Large Cap Core Fund

Large Capital Growth Fund

Mid Cap Index Fund

Mid Cap Strategic Growth Fund

Money Market I Fund

Nasdaq-100® Index Fund

Science & Technology Fund

Small Cap Aggressive Growth Fund

Small Cap Fund

Small Cap Index Fund

Small Cap Special Values Fund

Small-Mid Growth Fund

Stock Index Fund

Value Fund

Each Fund is diversified with the exception of International Government Bond Fund, Nasdaq-100® Index Fund, Inflation Protected Fund, Health Sciences Fund and Global Real Estate Fund, which are non-diversified as defined by the 1940 Act.

Indemnifications. Under the Funds organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that may contain the obligation to indemnify others. The Funds maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2 — Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

A. Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Investments in open end and closed end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open end and closed end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

For the Money Market I Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Series’ Board of Directors (the “Board” or the “Directors”) has adopted procedures intended to stabilize the Money Market I Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market I Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)

Level 3 — Significant unobservable inputs (include the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2009:

	Asset Allocation Fund		Blue Chip Growth Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Unadjusted Quoted Prices	$68,450,649	$724,184	$354,499,674	$—
Level 2 — Other Significant Observable Inputs	41,458,055	—	39,617,711	—
Level 3 — Significant Unobservable Inputs	445,520	—	—	—

Total	$110,354,224	$724,184	$394,117,385	$—

	Broad Cap Value Income Fund		Capital Conservation Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Unadjusted Quoted Prices	$16,294,882	$—	$18,482,003	$—
Level 2 — Other Significant Observable Inputs	294,000	—	97,942,685	—
Level 3 — Significant Unobservable Inputs	—	—	826,600	—

Total	$16,588,882	$—	$117,251,288	$—

	Core Equity Fund		Core Value Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Unadjusted Quoted Prices	$202,192,431	$—	$96,054,237	$438,871
Level 2 — Other Significant Observable Inputs	17,911,072	—	2,515,000	—
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$220,103,503	$—	$98,569,237	$438,871

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Foreign Value Fund		Global Equity Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Unadjusted Quoted Prices	$62,234,144	$—	$116,667,705	$—
Level 2 — Other Significant Observable Inputs	667,569,760	—	109,798,671	728,568
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$729,803,904	$—	$226,466,376	$728,568

	Global Real Estate Fund		Global Social Awareness Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Unadjusted Quoted Prices	$102,382,369	$—	$126,629,384	$1,862,375
Level 2 — Other Significant Observable Inputs	125,335,958	—	152,005,623	—
Level 3 — Significant Unobservable Inputs	82,500	—	0	—

Total	$227,800,827	$—	$278,635,007	$1,862,375

	Global Strategy Fund		Government Securities Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Unadjusted Quoted Prices	$89,595,222	$—	$82,172,419	$—
Level 2 — Other Significant Observable Inputs	270,769,261	1,615,147	95,082,131	—
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$360,364,483	$1,615,147	$177,254,550	$—

	Growth Fund		Growth & Income Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Unadjusted Quoted Prices	$537,043,924	$—	$68,001,905	$—
Level 2 — Other Significant Observable Inputs	108,323,674	(63,198)	1,675,733	—
Level 3 — Significant Unobservable Inputs	—	—	0	—

Total	$645,367,598	$(63,198)	$69,677,638	$—

	Health Sciences Fund		Inflation Protected Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Unadjusted Quoted Prices	$128,043,310	$109,413	$80,011,276	$—
Level 2 — Other Significant Observable Inputs	15,442,113	—	59,995,179	—
Level 3 — Significant Unobservable Inputs	395,763	—	8,582,300	—

Total	$143,881,186	$109,413	$148,588,755	$—

	International Equities Fund		International Government Bond Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Unadjusted Quoted Prices	$24,482,561	$4,714,018	$11,042,905	$—
Level 2 — Other Significant Observable Inputs	790,842,053	—	137,504,115	—
Level 3 — Significant Unobservable Inputs	9,718	—	—	—

Total	$815,334,332	$4,714,018	$148,547,020	$—

	International Growth I Fund		Large Cap Core Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Unadjusted Quoted Prices	$54,201,004	$—	$93,467,808	$—
Level 2 — Other Significant Observable Inputs	440,001,919	—	10,910,423	—
Level 3 — Significant Unobservable Inputs	18,070	—	—	—

Total	$494,220,993	$—	$104,378,231	$—

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Large Capital Growth Fund		Mid Cap Index Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Unadjusted Quoted Prices	$302,303,376	$—	$1,628,814,508	$3,027,478
Level 2 — Other Significant Observable Inputs	28,889,368	—	316,225,766	—
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$331,192,744	$—	$1,945,040,274	$3,027,478

	Mid Cap Strategic Growth Fund		Money Market I Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Unadjusted Quoted Prices	$187,973,415	$—	$—	$—
Level 2 — Other Significant Observable Inputs	57,373,904	—	608,225,866	—
Level 3 — Significant Unobservable Inputs	718,236	—	—	—

Total	$246,065,555	$—	$608,225,866	$—

	NASDAQ-100 Index Fund		Science & Technology Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Unadjusted Quoted Prices	$70,433,833	$149,303	$521,051,680	$—
Level 2 — Other Significant Observable Inputs	11,332,751	—	111,871,557	—
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$81,766,584	$149,303	$632,923,237	$—

	Small Cap Aggressive Growth Fund		Small Cap Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Unadjusted Quoted Prices	$44,332,543	$—	$235,362,103	$—
Level 2 — Other Significant Observable Inputs	9,592,141	—	54,969,724	—
Level 3 — Significant Unobservable Inputs	—	—	1,394	—

Total	$53,924,684	$—	$290,333,221	$—

	Small Cap Index Fund		Small Cap Special Values Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Unadjusted Quoted Prices	$611,763,529	$5,257,682	$153,350,824	$—
Level 2 — Other Significant Observable Inputs	150,928,854	—	39,351,519	—
Level 3 — Significant Unobservable Inputs	203	—	285,179	—

Total	$762,692,586	$5,257,682	$192,987,522	$—

	Small-Mid Growth Fund		Stock Index Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Unadjusted Quoted Prices	$75,224,710	$—	$2,459,353,757	$1,940,334
Level 2 — Other Significant Observable Inputs	16,079,140	—	349,973,270	—
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$91,303,850	$—	$2,809,327,027	$1,940,334

	Value Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Unadjusted Quoted Prices	$148,973,121	$—
Level 2 — Other Significant Observable Inputs	10,077,000	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$159,050,121	$—

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, written option, and swap contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset Allocation		Capital Conservation
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Balance as of 5/31/2008	$0	$—	$0	$—
Accrued discounts/premiums	107	—	—	—
Realized gain (loss)	101	—	—	—
Change in unrealized appreciation (depreciation)	(85,157)	—	(82,370)	—
Net purchases (sales)	6,716	—	2,000	—
Transfers in and/or out of Level 3	523,753	—	906,970	—

Balance as of 05/31/2009	$445,520	$—	$826,600	$—

	Global Real Estate Fund		Global Social Awareness
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Balance as of 5/31/2008	$0	$—	$0	$—
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	1,359	—	—	—
Net purchases (sales)	81,141	—	—	—
Transfers in and/or out of Level 3	—	—	—	—

Balance as of 05/31/2009	$82,500	$—	$0	$—

	Growth Fund		Growth & Income Fund
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Balance as of 5/31/2008	$496,044	$—	$0	$—
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	(409,545)	—	—	—
Change in unrealized appreciation (depreciation)	41,773	—	—	—
Net purchases (sales)	(128,272)	—	—	—
Transfers in and/or out of Level 3	—	—	—	—

Balance as of 05/31/2009	$—	$—	$0	$—

	Health Sciences Fund		Inflation Protected Fund
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Balance as of 5/31/2008	$—	$—	$—	$—
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	170,011	—	(1,385,200)	—
Net purchases (sales)	225,752	—	—	—
Transfers in and/or out of Level 3	—	—	9,967,500	—

Balance as of 05/31/2009	$395,763	$—	$8,582,300	$—

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	International Equities Fund		International Growth I Fund
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Balance as of 5/31/2008	$990	$—	$3,024,613	$—
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	—	—	(1,803,708)	—
Change in unrealized appreciation (depreciation)	(356,830)	—	230,103	—
Net purchases (sales)	17,273	—	(303,679)	—
Transfers in and/or out of Level 3	348,285	—	(1,129,258)	—

Balance as of 05/31/2009	$9,718	$—	$18,071	$—

	Mid Cap Strategic Growth Fund		Small Cap Fund
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Balance as of 5/31/2008	$—	$—	$0	$—
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	—	—	(826)	—
Net purchases (sales)	718,236	—	2,220	—
Transfers in and/or out of Level 3	—	—	—	—

Balance as of 05/31/2009	$718,236	$—	$1,394	$—

	Small Cap Index Fund		Small Cap Special Values Fund
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Balance as of 5/31/2008	$0	$—	$—	$—
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	(83)	—	(699,621)	—
Net purchases (sales)	286	—	984,800	—
Transfers in and/or out of Level 3	—	—	—	—

Balance as of 05/31/2009	$203	$—	$285,179	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, written option, and swap contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

B. Derivative Instruments

New Accounting Pronouncements. In March 2008, FASB issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

The disclosure below includes information as a result of implementing FAS 161:

	Asset Allocation Fund
	Asset Derivatives 2009		Liability Derivatives 2009
Derivatives not accounted for as hedging instruments under FAS 133*	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$—	Unrealized depreciation on forward foreign currency contracts	$—
Equity contracts	Variation margin on futures contracts	111,750	Variation margin on futures contracts/Call and put options written, at value	—

Total		$111,750		$—

Derivatives not accounted for as hedging instruments under FAS 133*	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts	Net realized/unrealized foreign exchange gain (loss) on other assets and liabilities	$—	$—
Equity contracts	Net realized/unrealized gain (loss) on futures contracts and written option contracts	(556,614)	212,203

Total		$(556,614)	$212,203

*	FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Core Value Fund
	Asset Derivatives 2009		Liability Derivatives 2009
Derivatives not accounted for as hedging instruments under FAS 133*	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$—	Unrealized depreciation on forward foreign currency contracts	$—
Equity contracts	Variation margin on futures contracts	29,900	Variation margin on futures contracts/Call and put options written, at value	—

Total		$29,900		$—

Derivatives not accounted for as hedging instruments under FAS 133*	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts	Net realized/unrealized foreign exchange gain (loss) on other assets and liabilities	$—	$—
Equity contracts	Net realized/unrealized gain (loss) on futures contracts and written option contracts	(533,434)	723,664

Total		$(533,434)	$723,664

	Global Equity Fund
	Asset Derivatives 2009		Liability Derivatives 2009
Derivatives not accounted for as hedging instruments under FAS 133*	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$3,461,008	Unrealized depreciation on forward foreign currency contracts	$2,732,440
Equity contracts	Variation margin on futures contracts	—	Variation margin on futures contracts/Call and put options written, at value	—

Total		$3,461,008		$2,732,440

Derivatives not accounted for as hedging instruments under FAS 133*	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts	Net realized/unrealized foreign exchange gain (loss) on other assets and liabilities	$(2,858,651)	$3,812,289
Equity contracts	Net realized/unrealized gain (loss) on futures contracts and written option contracts	—	—

Total		$(2,858,651)	$3,812,289

*	FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Global Social Awareness Fund
	Asset Derivatives 2009		Liability Derivatives 2009
Derivatives not accounted for as hedging instruments under FAS 133*	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$—	Unrealized depreciation on forward foreign currency contracts	$—
Equity contracts	Variation margin on futures contracts	315,250	Variation margin on futures contracts/Call and put options written, at value	—

Total		$315,250		$—

Derivatives not accounted for as hedging instruments under FAS 133*	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts	Net realized/unrealized foreign exchange gain (loss) on other assets and liabilities	$—	$—
Equity contracts	Net realized/unrealized gain (loss) on futures contracts and written option contracts	(804,456)	1,649,357

Total		$(804,456)	$1,649,357

	Global Strategy Fund
	Asset Derivatives 2009		Liability Derivatives 2009
Derivatives not accounted for as hedging instruments under FAS 133*	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$5,058,897	Unrealized depreciation on forward foreign currency contracts	$3,443,750
Equity contracts	Variation margin on futures contracts	—	Variation margin on futures contracts/Call and put options written, at value	—

Total		$5,058,897		$3,443,750

Derivatives not accounted for as hedging instruments under FAS 133*	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts	Net realized/unrealized foreign exchange gain (loss) on other assets and liabilities	$22,570,298	$(26,240,254)
Equity contracts	Net realized/unrealized gain (loss) on futures contracts and written option contracts	—	—

Total		$22,570,298	$(26,240,254)

*	FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Growth Fund
	Asset Derivatives 2009		Liability Derivatives 2009
Derivatives not accounted for as hedging instruments under FAS 133*	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$45	Unrealized depreciation on forward foreign currency contracts	$63,243
Equity contracts	Variation margin on futures contracts	—	Variation margin on futures contracts/Call and put options written, at value	—

Total		$45		$63,243

Derivatives not accounted for as hedging instruments under FAS 133*	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts	Net realized/unrealized foreign exchange gain (loss) on other assets and liabilities	$(364,701)	$(224,360)
Equity contracts	Net realized/unrealized gain (loss) on futures contracts and written option contracts	—	—

Total		$(364,701)	$(224,360)

	Health Sciences Fund
	Asset Derivatives 2009		Liability Derivatives 2009
Derivatives not accounted for as hedging instruments under FAS 133*	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$—	Unrealized depreciation on forward foreign currency contracts	$—
Equity contracts	Variation margin on futures contracts	—	Variation margin on futures contracts/Call and put options written, at value	2,631,798

Total		$—		$2,631,798

Derivatives not accounted for as hedging instruments under FAS 133*	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts	Net realized/unrealized foreign exchange gain (loss) on other assets and liabilities	$851	$—
Equity contracts	Net realized/unrealized gain (loss) on futures contracts and written option contracts	525,672	2,737,381

Total		$526,523	$2,737,381

*	FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	International Equities Fund
	Asset Derivatives 2009		Liability Derivatives 2009
Derivatives not accounted for as hedging instruments under FAS 133*	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$—	Unrealized depreciation on forward foreign currency contracts	$—
Equity contracts	Variation margin on futures contracts	—	Variation margin on futures contracts/Call and put options written, at value	83,133

Total		$—		$83,133

Derivatives not accounted for as hedging instruments under FAS 133*	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts	Net realized/unrealized foreign exchange gain (loss) on other assets and liabilities	$—	$—
Equity contracts	Net realized/unrealized gain (loss) on futures contracts and written option contracts	(11,529,685)	12,072,992

Total		$(11,529,685)	$12,072,992

International Government Bond Fund
	Asset Derivatives 2009		Liability Derivatives 2009
Derivatives not accounted for as hedging instruments under FAS 133*	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$—	Unrealized depreciation on forward foreign currency contracts	$—
Equity contracts	Variation margin on futures contracts	—	Variation margin on futures contracts/Call and put options written, at value	—

Total		$—		$—

Derivatives not accounted for as hedging instruments under FAS 133*	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts	Net realized/unrealized foreign exchange gain (loss) on other assets and liabilities	$44,335	$(54,573)
Equity contracts	Net realized/unrealized gain (loss) on futures contracts and written option contracts	—	—

Total		$44,335	$(54,573)

*	FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

International Growth I Fund
	Asset Derivatives 2009		Liability Derivatives 2009
Derivatives not accounted for as hedging instruments under FAS 133*	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$—	Unrealized depreciation on forward foreign currency contracts	$—
Equity contracts	Variation margin on futures contracts	—	Variation margin on futures contracts/Call and put options written, at value	—

Total		$—		$—

Derivatives not accounted for as hedging instruments under FAS 133*	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts	Net realized/unrealized foreign exchange gain (loss) on other assets and liabilities	$24,067	$40
Equity contracts	Net realized/unrealized gain (loss) on futures contracts and written option contracts	—	—

Total		$24,067	$40

	Mid Cap Index Fund
	Asset Derivatives 2009		Liability Derivatives 2009
Derivatives not accounted for as hedging instruments under FAS 133*	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$—	Unrealized depreciation on forward foreign currency contracts	$—
Equity contracts	Variation margin on futures contracts	400,668	Variation margin on futures contracts/Call and put options written, at value	—

Total		$400,668		$—

Derivatives not accounted for as hedging instruments under FAS 133*	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts	Net realized/unrealized foreign exchange gain (loss) on other assets and liabilities	$—	$—
Equity contracts	Net realized/unrealized gain (loss) on futures contracts and written option contracts	(939,785)	1,230,823

Total		$(939,785)	$1,230,823

*	FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Mid Cap Strategic Growth Fund
	Asset Derivatives 2009		Liability Derivatives 2009
Derivatives not accounted for as hedging instruments under FAS 133*	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$—	Unrealized depreciation on forward foreign currency contracts	$—
Equity contracts	Variation margin on futures contracts	—	Variation margin on futures contracts/Call and put options written, at value	—

Total		$—		$—

Derivatives not accounted for as hedging instruments under FAS 133*	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts	Net realized/unrealized foreign exchange gain (loss) on other assets and liabilities	$—	$—
Equity contracts	Net realized/unrealized gain (loss) on futures contracts and written option contracts	38,828	—

Total		$38,828	$—

	Nasdaq-100 Index Fund
	Asset Derivatives 2009		Liability Derivatives 2009
Derivatives not accounted for as hedging instruments under FAS 133*	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$—	Unrealized depreciation on forward foreign currency contracts	$—
Equity contracts	Variation margin on futures contracts	41,450	Variation margin on futures contracts/Call and put options written, at value	—

Total		$41,450		$—

Derivatives not accounted for as hedging instruments under FAS 133*	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts	Net realized/unrealized foreign exchange gain (loss) on other assets and liabilities	$—	$—
Equity contracts	Net realized/unrealized gain (loss) on futures contracts and written option contracts	118,864	389,627

Total		$118,864	$389,627

*	FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Science & Technology Fund
	Asset Derivatives 2009		Liability Derivatives 2009
Derivatives not accounted for as hedging instruments under FAS 133*	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$—	Unrealized depreciation on forward foreign currency contracts	$—
Equity contracts	Variation margin on futures contracts	—	Variation margin on futures contracts/Call and put options written, at value	—

Total		$—		$—

Derivatives not accounted for as hedging instruments under FAS 133*	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts	Net realized/unrealized foreign exchange gain (loss) on other assets and liabilities	$(731)	$—
Equity contracts	Net realized/unrealized gain (loss) on futures contracts and written option contracts	—	—

Total		$(731)	$—

	Small Cap Index Fund
	Asset Derivatives 2009		Liability Derivatives 2009
Derivatives not accounted for as hedging instruments under FAS 133*	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$—	Unrealized depreciation on forward foreign currency contracts	$—
Equity contracts	Variation margin on futures contracts	646,720	Variation margin on futures contracts/Call and put options written, at value	—

Total		$646,720		$—

Derivatives not accounted for as hedging instruments under FAS 133*	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts	Net realized/unrealized foreign exchange gain (loss) on other assets and liabilities	$—	$—
Equity contracts	Net realized/unrealized gain (loss) on futures contracts and written option contracts	(9,951,289)	10,017,262

Total		$(9,951,289)	$10,017,262

*	FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Small Cap Special Values Fund
	Asset Derivatives 2009		Liability Derivatives 2009
Derivatives not accounted for as hedging instruments under FAS 133*	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$—	Unrealized depreciation on forward foreign currency contracts	$—
Equity contracts	Variation margin on futures contracts	—	Variation margin on futures contracts/Call and put options written, at value	—

Total		$—		$—

Derivatives not accounted for as hedging instruments under FAS 133*	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts	Net realized/unrealized foreign exchange gain (loss) on other assets and liabilities	$—	$—
Equity contracts	Net realized/unrealized gain (loss) on futures contracts and written option contracts	20,624	(20,159)

Total		$20,624	$(20,159)

	Stock Index Fund
	Asset Derivatives 2009		Liability Derivatives 2009
Derivatives not accounted for as hedging instruments under FAS 133*	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$—	Unrealized depreciation on forward foreign currency contracts	$—
Equity contracts	Variation margin on futures contracts	594,750	Variation margin on futures contracts/Call and put options written, at value	—

Total		$594,750		$—

Derivatives not accounted for as hedging instruments under FAS 133*	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts	Net realized/unrealized foreign exchange gain (loss) on other assets and liabilities	$—	$—
Equity contracts	Net realized/unrealized gain (loss) on futures contracts and written option contracts	928,568	1,997,326

Total		$928,568	$1,997,326

*	FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Value Fund
	Asset Derivatives 2009		Liability Derivatives 2009
Derivatives not accounted for as hedging instruments under FAS 133*	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$—	Unrealized depreciation on forward foreign currency contracts	$—
Equity contracts	Variation margin on futures contracts	—	Variation margin on futures contracts/Call and put options written, at value	—

Total		$—		$—

Derivatives not accounted for as hedging instruments under FAS 133*	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts	Net realized/unrealized foreign exchange gain (loss) on other assets and liabilities	$—	$—
Equity contracts	Net realized/unrealized gain (loss) on futures contracts and written option contracts	71,399	—

Total		$71,399	$—

*	FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities

Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated Fund transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. As of May 31, 2009, the following Funds had open forward contracts: Global Equity Fund, Global Strategy Fund and Growth Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include credit risk and market risk. Credit risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum risk due to counterparty credit risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures Contracts. Certain of the Funds may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, or to enhance income or total return. As of May 31, 2009, the following Funds had open futures contracts: Asset Allocation Fund, Core Value Fund, Global Social Awareness Fund, International Equities Fund, Mid Cap Index Fund, Nasdaq-100 Index Fund, Small Cap Index Fund and Stock Index Fund, which contracts are reported on a schedule following each Fund’s Portfolio of Investments.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized appreciation or depreciation. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are generally conducted through regulated exchanges, which minimize counterparty credit risks.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

Options. Certain Funds may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Fund’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Fund’s securities or an increase in prices of securities that may be purchased, or to generate income. As of May 31, 2009, the Health Sciences Fund had open option contracts, which are reported on a schedule following the Fund’s Portfolio of Investments.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premium on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Fund’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Funds of entering into option contracts include credit risk, market risk and, with respect to OTC options, illiquidity risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

During the period ended May 31, 2009 the following Funds had options written:

	Written Options
	Core Equity Fund		Health Sciences Fund		Mid Cap Strategic Growth Fund		Science & Technology Fund		Small Cap Special Value Fund		Value Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding as of May 31, 2008	147	$62,103	9,003	4,831,042	—	$—	—	$—	—	$—	—	$—
Options written	—	—	14,981	5,786,642	137	45,598	197	41,764	197	38,460	6,121	448,768
Options terminated in closing purchase transactions	147	62,103	(12,130)	(5,253,489)	(137)	(45,598)	(197)	(41,764)	—	—	(5,351)	(389,944)
Options exercised	—	—	(2,405)	(1,886,346)	—	—	—	—	—	—	(250)	(33,340)
Options expired	—	—	(3,245)	(736,638)	—	—	—	—	(197)	(38,460)	(520)	(25,484)

Options outstanding as of May 31, 2009	—	$—	6,204	2,741,211	—	$—	—	$—	—	$—	—	$—

C. Repurchase Agreements

The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds’ custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

As of May 31, 2009, the following funds held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Ownership	Principal Amount
Growth & Income	0.96%	$984,000
Large Capital Growth	1.71%	1,751,000

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co. Repurchase Agreement, dated May 29, 2009, bearing interest at a rate of 0.01% per annum, with a principal amount of $102,298,000, a repurchase price of $102,298,085, and maturity date of June 1, 2009. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bill	0.13%	08/20/09	$104,380,000	$104,348,686

As of May 31, 2009, the following funds held an undivided interest in the joint repurchase agreement with UBS Securities, LLC:

Fund	Percentage Ownership	Principal Amount
Money Market I	28.64%	$85,922,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated May 29, 2009, bearing interest at a rate of 0.15% per annum, with a principal amount of $300,000,000, a repurchase price of $300,003,750 and maturity date of June 1, 2009. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Bonds	1.63%	01/15/18	$66,912,000	$68,250,267
U.S. Treasury Inflation Index Bonds	2.00%	01/15/14	233,088,000	237,750,000

D. Mortgage-Backed Dollar Rolls

Certain Funds may enter into dollar roll transactions using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). The Funds’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. During the year ended May 31, 2009, none of the funds entered into dollar roll transactions.

Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may or may not exceed transaction costs.

E. Foreign Currency Translation

The books and records of VC I are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

VC I does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, VC I does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of fund securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and changes in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rate.

F. Investment Securities Loaned

To realize additional income, a Fund may lend Fund securities with a value of up to 30% of its total assets. Any such loans will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate. The Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable Fund’s Portfolio of Investments. Loans by a Fund will only be made to broker-dealers deemed by the Custodian to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan. Each Fund receives income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks in lending fund securities, as with other extensions of secured credit, include possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially as well as risk of loss in the value of collateral or the value of the investments made with the collateral.

G. Short Sales

All Funds, except for the Foreign Value Fund, Money Market I Fund and Small Cap Special Values Fund, may engage in “short sales against the box.” This technique involves selling either a security that a Fund owns, or a security equivalent in kind and amount to the security sold short. A Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of that security. The Asset Allocation Fund, Capital Conservation Fund and Global Real Estate Fund may also engage in “naked”

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

short sales. To complete such transactions, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed security, the Fund will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform. As of May 31, 2009, there were no securities sold short in the Funds.

H. Structured Securities

Certain Funds may invest in securities having a return tied to an underlying index or other security or asset class. Structured investments are organized and operated to restructure the investments of the underlying security. This type of restructuring involves the deposit with or purchase by an entity of specified instruments and the issuance by that entity of one or more classes of securities (“Structured Securities”) backed by, or representing interests in, the underlying instruments. Structured Securities generally will expose the Fund to credit risks of the underlying instruments as well as of the issuer of the structured security. Structured securities are typically sold in private placement transactions with no active trading market. Investments in Structured Securities may be more volatile than their underlying instruments; however, any loss is limited to the amount of the original investment.

I. Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders

Security transactions are recorded on a trade date basis. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and capital gains distributions received are recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is accrued daily except when collection is not expected. For financial statement purposes, VC I amortizes all premiums and accretes all discounts on fixed income securities. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends and capital gains at various rates. India, Thailand and certain other countries’ tax regulations require that taxes be paid on capital gains realized by the Fund. Common expenses incurred by VC I are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.

Dividends from net investment income, if any, are normally declared and paid annually, except for the Money Market I Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually.

The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss) and net assets are not affected by these reclassifications.

Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes.

The funds file U.S. federal and certain state income tax returns. With few exceptions, the funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2005.

Note 3 — Advisory Fees and Other Transactions with Affiliates

VALIC, an indirect wholly owned subsidiary of AIG, serves as investment adviser to VC I. Certain officers and directors of VC I are officers and directors of VALIC or affiliates of VALIC.

VALIC receives from VC I a monthly fee based on each fund’s average daily net asset value at the following annual rates.

International Equities Fund	0.35% on the first $500 million;
0.25% on the assets over $500 million
Mid Cap Index Fund	0.35% on the first $500 million;
Small Cap Index Fund	0.25% on $500 million to $3 billion
Stock Index Fund	0.20% on $3 billion to $5 billion
0.15% on assets over $5 billion
Blue Chip Growth Fund*	0.75% on the first $250 million;
0.725% on the next $250 million
0.70% on assets over $500 million

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Core Equity Fund	0.80% on the first $250 million;
0.75% on the next $250 million
0.70% on the next $500 million
0.65% on assets over $1 billion
Growth & Income Fund	0.75%
Science & Technology Fund	0.90% on first $500 million
0.85% on assets over $500 million
Small Cap Fund	0.90% on the first $250 million;
0.85% on the next $250 million
0.80% on the next $500 million
0.75% on assets over $1 billion
Health Sciences Fund	1.00% on first $500 million
0.95% on assets over $500 million
Inflation Protected Fund	0.50% on the first $250 million;
0.45% on the next $250 million
0.40% on assets over $500 million
International Growth I Fund	0.95% on the first $250 million;
0.90% on the next $250 million
0.85% on the next $500 million
0.80% on assets over $1 billion
Large Capital Growth Fund	0.64% on the first $750 million;
0.59% on assets over $750 million
Mid Cap Strategic Growth Fund	0.70% on the first $250 million;
0.65% on the next $250 million
0.60% on assets over $500 million
Asset Allocation Fund	0.50%
Global Social Awareness Fund
Global Strategy Fund
Capital Conservation Fund	0.50% on the first $250 million;
Government Securities Fund	0.45% on the next $250 million
International Government Bond Fund	0.40% on the next $500 million
0.35% on assets over $1 billion
Money Market I Fund	0.40%
Nasdaq-100® Index Fund
Core Value Fund	0.77% on the first $250 million;
0.72% on the next $250 million
0.67% on the next $500 million
0.62% on assets over $1 billion
Value Fund	0.78% on the first $250 million;
0.73% on the next $250 million
0.68% on the next $500 million
0.63% on assets over $1 billion
Broad Cap Value Income Fund	0.70% on the first $250 million
Large Cap Core Fund	0.65% on the next $250 million
0.60% on the next $500 million
0.55% on assets over $1 billion
Foreign Value Fund	0.73% on the first $250 million
0.68% on the next $250 million
0.63% on the next $500 million
0.58% on assets over $1 billion

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Global Equity Fund	0.81% on the first $250 million
0.76% on the next $250 million
0.71% on the next $500 million
0.66% on assets over $1 billion
Small Cap Aggressive Growth Fund	0.85% on the first $250 million
Small-Mid Growth Fund	0.75% on assets over $250 million
Small Cap Special Values Fund	0.75% on the first $500 million
0.70% on assets over $500 million
Growth Fund	0.83% on the first $250 million
0.78% on the next $250 million
0.73% on the next $500 million
0.68% on assets over $1 billion
Global Real Estate Fund	0.75% on the first $250 million;
0.70% on the next $250 million
0.65% on assets over $500 million

*	Prior to October 1, 2008, the management fee for Blue Chip Growth Fund was 0.75% of net assets.

VALIC contractually agreed to waive fees and/or reimburse expenses, if necessary, at or below the following percentages of each Fund’s average net assets through September 30, 2009. Annual fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. The contractual expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Board, including a majority of the Directors who are not deemed to be interested persons of the Fund or VALIC as defined by Section 2(a)(19) of the 1940 Act (“the Disinterested Directors”).

Fund#	Maximum Expense Limitation
Blue Chip Growth	0.85%
Broad Cap Value Income	0.85%
Core Equity*	0.80%
Core Value	0.83%
Global Real Estate	0.95%
Growth	0.95%
Growth & Income	0.85%
Inflation Protected	0.65%
International Growth I	1.01%
Large Cap Core	0.85%
Large Capital Growth	0.80%
Mid Cap Strategic Growth	0.85%
Money Market I	0.55%
NASDAQ-100® Index	0.55%
Small Cap Aggressive Growth*	0.99%
Small Cap	0.95%
Small Cap Special Values	0.90%
Small-Mid Growth	1.00%
Value	0.85%

*	Effective October 1, 2008, the expense limitations for the Core Equity Fund and Small Cap Aggressive Fund were changed from 0.85% and 1.00%, respectively, to 0.80% and 0.99%.
#	Effective October 1, 2008, the expense limitation for the Foreign Value Fund, Global Equity Fund and the Global Strategy Fund were removed.

For the period ended May 31, 2009, pursuant to the contractual expense limitations in the previous table, VALIC has reimbursed expenses as follows:

Fund	Amount
Blue Chip Growth	$137,618
Broad Cap Value Income	76,082
Core Equity	310,580
Core Value	173,249
Global Real Estate	69,468
Growth & Income	83,863
Inflation Protected	21,377
International Growth I	641,901
Large Cap Core	38,397

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Amount
Mid Cap Strategic Growth	47,192
Money Market I	299,942
NASDAQ-100 Index	78,332
Small Cap Aggressive Growth	57,730
Small Cap	328,433
Small Cap Special Values	111,792
Small-Mid Growth	127,185
Value	174,079

VALIC has entered into sub-advisory agreements with the following:

AIG Global Investment Corp. (“AIGGIC“)—subadviser for the Asset Allocation Fund, Capital Conservation Fund, Global Social Awareness Fund, Government Securities Fund, Inflation Protected Fund, International Equities Fund, International Government Bond Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund, and Stock Index Fund.

American Century Investment Management, Inc. and American Century Global Investment Management, Inc. (collectively, “American Century”)—subadviser for the Core Value Fund, the Growth Fund, and a portion of the International Growth I Fund.

Barrow, Hanley, Mewhinney & Strauss, Inc.—subadviser for the Broad Cap Value Income Fund.

BlackRock Investment Management, LLC (“BlackRock”)—subadviser for the Core Equity Fund.

Brazos Capital Management, LP (“Brazos Capital”)—subadviser for a portion of the Mid Cap Strategic Growth Fund.

Bridgeway Capital Management, Inc.—subadviser for a portion of the Small Cap Fund.

Evergreen Investment Management Company, LLC—subadviser for the Large Cap Core Fund, the Small-Mid Growth Fund, and a portion of the Small Cap Special Values Fund.

Franklin Advisers, Inc.—subadviser for a portion of the Global Strategy Fund.

Goldman Sachs Asset Management, L.P.—subadviser for a portion of the Global Real Estate Fund.

Invesco Aim Capital Management, Inc.—subadviser for a portion of the Large Capital Growth Fund, a portion of the International Growth I Fund, a portion of the Global Real Estate Fund, and a portion of the Small Cap Fund.

Massachusetts Financial Services Company (“MFS”)—subadviser for a portion of the International Growth I Fund.

Morgan Stanley Investment Management, Inc. (d/b/a”Van Kampen”)—subadviser for a portion of the Mid Cap Strategic Growth Fund.

OppenheimerFunds, Inc.—subadviser for the Value Fund.

Putnam Investment Management, LLC—subadviser for the Global Equity Fund and a portion of the Small Cap Special Values Fund.

RCM Capital Management, LLC—subadviser for a portion of the Science & Technology Fund.

SunAmerica Asset Management Corp. (“SunAmerica”)—subadviser for the Growth & Income Fund, Money Market I Fund, and a portion of the Large Capital Growth Fund.

T. Rowe Price Associates, Inc.—subadviser for the Blue Chip Growth Fund, Health Sciences Fund and for a portion of the Science & Technology Fund and a portion of the Small Cap Fund.

Templeton Global Advisors, Ltd.—subadviser for the Foreign Value Fund.

Templeton Investment Counsel, LLC—subadviser for a portion of the Global Strategy Fund.

Wellington Management Company, LLP—subadviser for a portion of the Science & Technology Fund.

Wells Capital Management, Inc.—subadviser for the Small Cap Aggressive Growth Fund.

The subadvisers are compensated for their services by VALIC.

VC I, on behalf of each Fund has entered into an Administrative Services Agreement with SunAmerica. SunAmerica receives from each Fund an annual fee of 0.07% based on the average daily net assets of the Fund. Under the agreement, SunAmerica will provide certain accounting and administrative services to VC I. During the period ended May 31, 2009, the Series accrued $9,433,676 for accounting and administrative services.

VC I, on behalf of each Fund has entered into a Transfer Agency and Services Agreement with VALIC. Under this agreement, VALIC provides services which include the issuance and redemption of shares, payment of dividends between the Series and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. For the period ended May 31, 2009, the Series accrued $106,161 in transfer agency and services fees.

On January 23, 2001, the Board of Directors ratified a Deferred Compensation Plan for its independent directors who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferral of compensation was made in March 2001. Under the deferred compensation plan, directors may elect to defer all or a portion of their compensation. Amounts deferred may be invested in up to six different investment options that are specified in the plan as selected by the directors. For the period ended May 31, 2009, certain directors of VC I have deferred $19,456 of director compensation.

On January 23, 2001, the Board of Directors approved a retirement plan for its independent directors who are not officers, directors, or employees of VALIC or an affiliate of VALIC. VC I is responsible for the payment of the retirement benefits, as well as all expenses of administration of the plan. Generally, benefits vested under the Retirement Plan are payable for a ten-year period. In the event of a Director’s death prior to complete distribution of benefits, the Director’s beneficiary or estate will be entitled to receive installments or a discounted lump-sum payment of the remaining benefits.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Effective December 31, 2008, the Retirement Plan was amended to among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008 and (2) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in April 2010. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

The following amounts for the retirement plan liability are included in the payable for Directors’ fees and expenses line on the Statement of Assets and Liabilities and the amounts for the retirement plan expenses are included in the Directors’ fees and expenses line on the Statement of Operations:

	Retirement Plan Liability as of May 31, 2009	Retirement Plan Expense	Retirement Plan Payments
Fund		For the year ended May 31, 2009
Asset Allocation	$51,834	$9,702	$17,432
Blue Chip Growth	26,909	14,212	4,526
Broad Cap Value Income	2,742	1,110	638
Capital Conservation	40,877	2,638	8,644
Core Equity	186,003	13,940	64,507
Core Value	66,746	3,012	14,938
Foreign Value	85,140	39,768	19,518
Global Equity	39,935	16,728	9,479
Global Real Estate	2,634	2,510	138
Global Social Awareness	121,924	33,149	40,731
Global Strategy	46,054	21,781	10,282
Government Securities	49,978	4,168	12,364
Growth	177,642	22,579	43,870
Growth & Income	53,924	8,696	18,860
Health Sciences	39,398	3,706	8,708
Inflation Protected	12,446	10,999	1,118
International Equities	131,361	48,875	38,472
International Government Bond	48,098	9,938	12,890
International Growth I	134,356	17,124	31,286
Large Cap Core	11,372	4,344	2,674
Large Capital Growth	54,812	21,905	12,816
Mid Cap Index	500,876	103,474	147,753
Mid Cap Strategic Growth	31,154	19,109	7,757
Money Market I	147,406	29,307	45,845
Nasdaq-100 Index	22,827	1,627	4,314
Science & Technology	363,146	100,375	132,836
Small Cap Aggressive Growth	5,788	2,498	1,283
Small Cap	172,574	6,833	38,726
Small Cap Index	171,496	39,078	49,574
Small Cap Special Values	31,485	12,082	7,750
Small-Mid Growth	14,798	5,463	3,624
Stock Index	1,249,482	243,496	408,430
Value	21,893	8,692	4,379

At May 31, 2009, VALIC, AIG Annuity Insurance Company (“AIGAIC”), and American General Life Insurance Company (“AGL”), through their insurance company separate accounts, owned over five percent of the outstanding shares of the following Funds:

Fund	VALIC	AIGAIC	AGL
Asset Allocation	100.00%	—	—
Blue Chip Growth	99.98%	—	*
Broad Cap Value Income	100.00%	—	—
Capital Conservation	100.00%	—	—
Core Equity	100.00%	—	—
Core Value	99.97%	—	*
Foreign Value	100.00%	—	—
Global Equity	100.00%	—	—
Global Real Estate	100.00%	—	—
Global Social Awareness	100.00%	—	—
Global Strategy	100.00%	—	—
Government Securities	96.93%	*	—

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	VALIC	AIGAIC	AGL
Growth	100.00%	—	—
Growth & Income	95.59%	*	—
Health Sciences	99.95%	—	*
Inflation Protected	100.00%	—	—
International Equities	97.15%	*	*
International Government Bond	100.00%	—	—
International Growth I	100.00%	—	—
Large Cap Core	100.00%	—	—
Large Capital Growth	100.00%	—	—
Mid Cap Index	98.57%	—	*
Mid Cap Strategic Growth	100.00%	—	—
Money Market I	78.29%	*	21.47%
Nasdaq-100® Index	95.59%	—	*
Science & Technology	99.77%	*	*
Small Cap	100.00%	—	—
Small Cap Aggressive Growth	100.00%	—	—
Small Cap Index	98.81%	—	*
Small Cap Special Values	100.00%	—	—
Small-Mid Growth	100.00%	—	—
Stock Index	96.60%	*	*
Value	100.00%	—	—

*	Less than 5% ownership.

As disclosed in the Portfolio of Investments, certain funds own securities issued by AIG or an affiliate thereof. During the year ended May 31, 2009, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

Fund	Security	Income	Market Value at 5/31/08	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 05/31/09
Stock Index	American International Group, Inc.	$393,230	$34,092,000	$40,258	$937,559	$771,730	$(31,031,085)	$1,391,884

During the period, the following funds incurred brokerage commissions with brokers which are affiliates of a sub-adviser:

Affiliated Broker	Global Real Estate Fund	International Growth I Fund	Large Cap Core Fund	Mid Cap Strategic Growth Fund	Small Cap Aggressive Growth Fund	Value Fund	Small Cap Special Values Fund	Small-Mid Growth Fund
JP Morgan Securities (Asia Pacific) Ltd.	$—	$4,231	—	$—	$—	$—	—	—
J.P. Morgan Securities, Inc.	—	18,089	—	—	—	—	—	—
J.P. Morgan Securities, Ltd.	—	21,331	—	—	—	—	—	—
Morgan Stanley & Co., Inc.	—	—	—	1,850	—	—	—	—
Morgan Stanley Asia Ltd.	—	—	—	132	—	—	—	—
Oppenheimer & Co., Inc.	—	—	—	—	—	$9,418	—	—
Wachovia Securities LLC	—	—	2,513	—	144	—	726	—
Wachovia Capital Markets, LLC	—	—	—	—	—	—	1,673	2,931
Bear Stearns Securities Corp.	—	1,826	—	—	—	—	—	—
Cazenove & Co.	—	10,998	—	—	—	—	—	—
Goldman Sachs & Co.	3,733	—	—	—	—	—	—	—
Goldman Sachs International	13,626	—	—	—	—	—	—	—
J.P. Morgan Clearing Corp.	—	134	—	—	—	—	—	—

On February 18, 2009, RCM Capital Management, LLC (“RCM”), a subadviser to a portion of the Science & Technology Fund (the “Fund”), inadvertently purchased shares of Human Genome Sciences, Inc., Intuitive Surgical, Inc. and Qiagen NV for the Fund. The purchases were intended for an unaffiliated client account managed by RCM, and were purchased for the Fund in error. The shares for all three positions were sold on March 17, 2009, resulting in a loss of $389,669, which was reimbursed by RCM.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

On March 18, 2009, the Value Fund opened two written options (Call MS MAR 25, and Call WFC MAR 17) without having sufficient underlying shares to cover the options, as required by the Fund’s prospectus. The Fund is prohibited from writing Call Options without having sufficient underlying shares to cover the options. On March 19, 2009, the two options were closed, resulting in a gain to the Fund of $2,804.

On March 4, 2009, AIG, the ultimate parent of VALIC, SunAmerica, American General Distributors, Inc. (AGDI) and AIGGIC, issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the “Trust”), 100,000 shares of AIG’s Series C Perpetual, Convertible, Participating Preferred Stock (the “Stock”) for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to AIG by the Federal Reserve Bank of New York (the “FRBNY”) in the form of its lending commitment (the “Credit Facility”) under the Credit Agreement, dated as of September 22, 2008, between AIG and the FRBNY. The Stock has preferential liquidation rights over AIG common stock, and, to the extent permitted by law, votes with AIG’s common stock on all matters submitted to AIG’s shareholders. The Trust has approximately 79.9% of the aggregate voting power of AIG’s common stock and is entitled to approximately 79.9% of all dividends paid on AIG’s common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

Note 4 — Investment Activity

The cost of purchases and proceeds from sales and maturities of long-term investments, during the period ended May 31, 2009, were as follows:

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Asset Allocation	$105,305,332	$103,921,074	$11,459,361	$28,419,766
Blue Chip Growth	260,084,371	192,763,657	—	—
Broad Cap Value Income	4,504,446	5,644,872	—	—
Capital Conservation	88,105,424	115,583,578	46,653,431	29,953,279
Core Equity	214,435,262	243,463,372	—	—
Core Value	47,112,370	69,225,738	—	—
Foreign Value	181,972,077	141,377,633	—	—
Global Equity	266,524,639	277,789,553	—	—
Global Real Estate	336,259,348	104,393,072	—	—
Global Social Awareness	327,837,527	407,440,650	—	—
Global Strategy	112,191,498	91,272,414	—	—
Government Securities	—	30,693,750	187,756,847	173,193,569
Growth	760,324,506	828,060,872	—	—
Growth & Income	160,613,223	171,888,567	—	—
Health Sciences	69,615,306	74,896,817	—	—
Inflation Protected	2,955,000	3,060,000	58,253,715	52,810,014
International Equities	694,709,384	609,623,591	—	—
International Government Bond	261,115,388	264,251,057	75,866,498	76,412,115
International Growth I	331,069,863	338,071,800	—	—
Large Cap Core	68,587,769	34,496,653	—	—
Large Capital Growth	170,557,354	199,654,724	—	—
Mid Cap Index	398,886,483	428,657,327	—	—
Mid Cap Strategic Growth	650,303,214	665,174,352	—	—
NASDAQ-100® Index	10,134,319	6,506,885	—	—
Science & Technology	872,417,555	914,974,007	—	—
Small Cap Aggressive Growth	33,593,182	37,162,196	—	—
Small Cap	109,742,494	141,865,579	—	—
Small Cap Index	171,760,256	184,447,600	—	—
Small Cap Special Values	112,583,835	116,885,059	—	—
Small-Mid Growth	74,898,787	80,209,800	—	—
Stock Index	205,874,320	557,104,800	—	—
Value	317,847,156	325,943,306	—	—

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Note 5 — Federal Income Taxes

The following tables detail the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, and derivative transactions.

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at May 31, 2009.

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asset Allocation	$120,607,804	$5,127,156	$(15,380,736)	$(10,253,580)
Blue Chip Growth	416,476,643	22,598,205	(44,957,463)	(22,359,258)
Broad Cap Value Income	22,166,996	561,919	(6,140,033)	(5,578,114)
Capital Conservation	120,389,192	2,916,179	(6,054,083)	(3,137,904)
Core Equity	256,842,369	7,921,372	(44,660,238)	(36,738,866)
Core Value	123,758,749	4,468,025	(29,657,537)	(25,189,512)
Foreign Value	935,507,254	37,475,388	(243,178,738)	(205,703,350)
Global Equity	253,600,231	15,412,990	(42,546,845)	(27,133,855)
Global Real Estate	237,911,932	25,874,241	(35,985,346)	(10,111,105)
Global Social Awareness	352,760,662	9,177,388	(83,303,043)	(74,125,655)
Global Strategy	417,470,695	12,193,896	(69,300,108)	(57,106,212)
Government Securities	176,825,215	5,360,416	(4,931,081)	429,335
Growth	697,063,976	34,780,011	(86,476,389)	(51,696,378)
Growth & Income	84,529,402	4,384,421	(19,236,185)	(14,851,764)
Health Sciences	170,163,341	9,141,716	(35,423,871)	(26,282,155)
Inflation Protected	158,487,316	2,965,959	(12,864,520)	(9,898,561)
International Equities	1,006,137,941	25,687,376	(216,490,985)	(190,803,609)
International Government Bond*	144,640,788	7,305,020	(3,398,788)	3,906,232
International Growth I	552,667,045	24,277,146	(82,723,198)	(58,446,052)
Large Cap Core	115,856,414	3,971,363	(15,449,546)	(11,478,183)
Large Capital Growth	361,580,993	16,068,050	(46,456,299)	(30,388,249)
Mid Cap Index	2,518,472,149	105,330,945	(678,762,820)	(573,431,875)
Mid Cap Strategic Growth	268,102,726	24,944,154	(46,981,325)	(22,037,171)
Money Market I	608,225,866	—	—	—
NASDAQ-100® Index	81,687,540	14,634,267	(14,555,223)	79,044
Science & Technology	708,105,234	46,597,851	(121,779,848)	(75,181,997)
Small Cap Aggressive Growth	65,117,615	2,887,443	(14,080,374)	(11,192,931)
Small Cap	347,029,202	18,658,914	(75,354,895)	(56,695,981)
Small Cap Index	1,068,282,201	45,631,185	(351,220,800)	(305,589,615)
Small Cap Special Values	240,467,273	10,901,212	(58,380,963)	(47,479,751)
Small-Mid Growth	91,678,312	8,170,721	(8,545,183)	(374,462)
Stock Index	2,969,109,668	538,029,030	(697,811,671)	(159,782,641)
Value	172,555,137	11,843,985	(25,349,001)	(13,505,016)

*	The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2008.

The tax basis distributable earnings at May 31, 2009 and the tax character of distributions paid during the year ended May 31, 2009 were as follows:

	Distributable Earnings			Tax Distributions
	For the year ended May 31, 2009
Fund	Ordinary Income	Long- Term Gains/ Capital And Other Losses	Unrealized Appreciation (Depreciation)†	Ordinary Income	Long-Term Capital Gains	Return of Capital
Asset Allocation	$3,536,552	$(8,169,384)	$(10,253,580)	$6,900,270	$3,551,397	$—
Blue Chip Growth	906,871	(26,851,387)	(22,357,145)	535,858	260,752	—
Broad Cap Value Income	163,894	(1,290,353)	(5,578,115)	497,798	537	—
Capital Conservation	5,565,027	(8,504,056)	(3,137,904)	8,863,046	—	—

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Distributable Earnings			Tax Distributions
	For the year ended May 31, 2009
Fund	Ordinary Income	Long- Term Gains/ Capital And Other Losses	Unrealized Appreciation (Depreciation)†	Ordinary Income	Long-Term Capital Gains	Return of Capital
Core Equity	$4,266,857	$(130,051,298)	$(36,738,866)	$2,839,800	$—	$—
Core Value	2,814,896	(9,349,929)	(25,189,512)	3,829,179	6,721,872	—
Foreign Value	19,659,718	(475,099)	(205,576,590)	28,954,351	60,664,948	—
Global Equity	776,371	(43,524,452)	(27,178,732)	15,583,730	10,192,350	—
Global Real Estate	11,801,098	(3,471,144)	(10,097,312)	2,952,419	16,652	—
Global Social Awareness	6,920,505	(52,162,708)	(74,091,073)	21,187,711	22,535,717	—
Global Strategy	37,023,590	(5,652,550)	(55,678,355)	27,373,828	7,593,756	—
Government Securities	4,944,289	(3,105,815)	429,335	4,762,755	—	—
Growth	5,393,175	(219,311,662)	(51,717,163)	131,104	—	—
Growth & Income	1,839,824	(13,945,364)	(14,851,764)	5,827,546	3,477,387	—
Health Sciences	—	(2,413,801)	(26,169,952)	4,173,968	11,883,328	—
Inflation Protected	—	(1,765,733)	(9,898,561)	6,270,328	—	192,210
International Equities	21,427,547	(47,560,054)	(185,279,248)	33,691,868	107,153,763	—
International Government Bond*	9,556,986	41,225	(7,836,386)	9,556,986	41,225	—
International Growth I	9,737,177	(43,670,222)	(58,349,181)	9,678,332	—	—
Large Cap Core	1,374,980	(4,614,964)	(11,471,137)	1,569,170	4,417,865	—
Large Capital Growth	2,659,901	(16,331,668)	(30,387,914)	1,066,057	9,264,508	—
Mid Cap Index	30,019,210	43,546,065	(573,431,875)	32,390,611	201,074,114	—
Mid Cap Strategic Growth	1,285,857	(26,630,344)	(22,036,961)	13,586,083	15,242,415	—
Money Market I	218,969	(1,642,239)	—	7,896,909	—	—
NASDAQ-100® Index	233,954	(1,485,368)	79,044	198,287	917,340	—
Science & Technology	640,946	(1,471,184,986)	(75,183,159)	—	—	—
Small Cap Aggressive Growth	6,652	(3,513,003)	(11,192,931)	4,122,387	873,638	—
Small Cap	1,281,689	(33,805,390)	(56,695,981)	1,289,125	16,130,807	—
Small Cap Index	13,890,571	16,006,149	(305,589,615)	15,672,294	58,341,623	—
Small Cap Special Values	3,330,142	(18,858,289)	(47,479,751)	2,739,045	6,098,837	—
Small-Mid Growth	189,800	(26,459,986)	(374,462)	1,888,119	1,329,698	—
Stock Index	65,547,002	88,792,364	(159,782,641)	79,633,575	356,903,944	—
Value	3,379,457	(25,251,924)	(13,504,892)	2,155,886	2,587,864	—

*	The Distributable Earnings for International Government Bond Fund are for the tax year ended September 30, 2008.
†	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

The tax character of distributions paid during the year ended May 31, 2008 were as follows:

	Tax Distributions
Fund	Ordinary Income	Long-Term Capital Gains
Asset Allocation	$8,778,112	$5,699,888
Blue Chip Growth	304,931	518,942
Broad Cap Value Income	1,169,822	359,884
Capital Conservation	10,132,103	—
Core Equity	3,867,556	—
Core Value	5,501,935	5,426,154
Foreign Value	40,789,613	111,131
Global Equity	28,846,005	1,052,150
Global Real Estate	—	—
Global Social Awareness	34,956,644	17,342,852
Global Strategy	14,176,509	742,071
Government Securities	4,668,688	—
Growth	—	—
Growth & Income	1,732,536	6,185,584
Health Sciences	6,189,880	11,257,401
Inflation Protected	661,802	—

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Tax Distributions
Fund	Ordinary Income	Long-Term Capital Gains
International Equities	$30,414,894	$19,736,970
International Government Bond*	7,009,978	920,971
International Growth I	6,162,164	—
Large Cap Core	2,980,630	290,618
Large Capital Growth	1,208,448	—
Mid Cap Index	45,379,086	183,355,957
Mid Cap Strategic Growth	7,823,997	805,898
Money Market I	20,476,669	—
Nasdaq-100® Index	73,271	—
Science & Technology	—	—
Small Cap Aggressive Growth	737	11,480
Small Cap	2,645,971	50,467,105
Small Cap Index	26,112,424	76,533,026
Small Cap Special Values	18,791,885	115,801
Small-Mid Growth	—	—
Stock Index	82,922,105	243,456,912
Value	6,061,032	2,006,033

As of May 31, 2009, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, and are available to offset future capital gains, if any:

	Capital Loss Carryforward
Fund	2010	2011	2012	2013	2014	2015	2016	2017
Asset Allocation	$—	$—	$—	$—	$—	$—	$—	$8,169,384
Blue Chip Growth	957,898	154,910	—	—	—	—	—	25,738,579
Broad Cap Value	—	—	—	—	—	—	—	1,290,353
Capital Conservation	—	—	—	50,164	374,523	241,747	523,183	7,314,439
Core Equity	—	73,134,761	32,639,490	—	—	—	—	24,277,047
Core Value	—	—	—	—	—	—	—	9,349,929
Foreign Value	—	—	—	—	—	—	—	475,099
Global Equity	—	—	—	—	—	—	—	43,524,452
Global Real Estate	—	—	—	—	—	—	—	3,471,144
Global Social Awareness	—	—	—	—	—	—	—	52,162,708
Global Strategy	—	—	—	—	—	—	—	5,652,550
Government Securities	—	—	—	898,053	—	2,207,762	—	—
Growth	102,053,141	1,573,371	—	—	1,130,162	47,815,438	—	66,739,550
Growth & Income	—	—	—	—	—	—	—	13,945,364
Health Sciences	—	—	—	—	—	—	—	2,413,801
Inflation Protected	—	—	—	—	17,841	478,150	34,179	1,235,563
International Equities	—	—	—	—	—	—	—	47,560,054
International Government Bond	—	—	—	—	—	—	—	—
International Growth I	—	17,227,965	—	—	—	—	—	26,442,257
Large Cap Core	—	—	—	—	—	—	—	4,614,964
Large Capital Growth	—	—	—	—	—	—	—	16,331,668
Mid Cap Index	—	—	—	—	—	—	—	—
Mid Cap Strategic Growth	—	—	—	—	—	—	—	26,630,344
Money Market I	—	—	—	—	—	—	—	1,642,239
NASDAQ 100 Index	—	—	—	—	—	—	—	1,485,368
Science & Technology	856,100,578	404,504,281	171,964,888	—	—	—	—	38,615,239
Small Cap Aggressive Growth	—	—	—	—	—	—	—	3,513,003
Small Cap	—	—	—	—	—	—	—	33,805,390
Small Cap Index	—	—	—	—	—	—	—	—
Small Cap Special Values	—	—	—	—	—	—	—	18,858,289
Small-Mid Growth	—	—	—	—	—	—	—	26,459,986
Stock Index	—	—	—	—	—	—	—	—
Value	—	—	—	—	—	—	—	25,251,924

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

The Funds indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the current year. Additionally, the Funds indicated the following capital loss carryforwards expired during the current year.

Fund	Capital Loss Carryforward Utilized	Capital Loss Carryforward Expired
Asset Allocation	$—	$—
Blue Chip Growth	—	1,336,605
Broad Cap Value	—	—
Capital Conservation	—	—
Core Equity	—	—
Core Value	—	—
Foreign Value	—	—
Global Equity	—	—
Global Real Estate	—	—
Global Social Awareness	—	—
Global Strategy	—	—
Government Securities	1,188,024	—
Growth	—	22,746,303
Growth & Income	—	—
Health Sciences	—	—
Inflation Protected	—	—
International Equities	—	—
International Government Bond	—	—
International Growth I	—	—
Large Cap Core	—	—
Large Capital Growth	—	—
Mid Cap Index	—	—
Mid Cap Strategic Growth	—	—
Money Market I	—	—
NASDAQ 100 Index	—	—
Science & Technology	—	—
Small Cap Aggressive Growth	—	—
Small Cap	—	—
Small Cap Index	—	—
Small Cap Special Values	—	—
Small-Mid Growth	—	—
Stock Index	—	—
Value	—	—

Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund’s fiscal year end may be deferred as occurring on the first day of the following year. For the fiscal year ended May 31, 2009, the Funds elected to defer capital losses as follows:

Fund	Deferred Post-October Capital Loss	Deferred Post-October Currency Loss
Asset Allocation	$14,698,753	$—
Blue Chip Growth	42,561,230	—
Broad Cap Value	931,290	—
Capital Conservation	1,877,872	—
Core Equity	50,636,691	—
Core Value	21,460,532	28
Foreign Value	90,689,418	—
Global Equity	78,489,313	—
Global Real Estate	24,750,496	284,103
Global Social Awareness	103,146,058	—
Global Strategy	24,760,469	1,096,444
Government Securities	14,894	—
Growth	133,119,295	347,348
Growth & Income	17,936,001	—
Health Sciences	2,778,448	—
Inflation Protected	4,291,005	—

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Deferred Post-October Capital Loss	Deferred Post-October Currency Loss
International Equities	$121,476,192	$—
International Government Bond*	1,025,950	—
International Growth I	69,093,113	—
Large Cap Core	1,943,575	5,095
Large Capital Growth	33,837,740	—
Mid Cap Index	55,523,409	—
Mid Cap Strategic Growth	46,217,888	—
Money Market I	—	—
NASDAQ 100 Index	2,948,825	—
Science & Technology	133,818,234	—
Small Cap Aggressive Growth	5,505,157	—
Small Cap	25,365,357	—
Small Cap Index	29,855,350	542
Small Cap Special Values	54,190,230	8,967
Small-Mid Growth	14,498,594	—
Stock Index	—	—
Value	60,229,562	—

*	The Deferred Post-October Currency loss for International Government Bond Fund is for the tax year ended September 30, 2008.

For the period ended May 31, 2009, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net investment losses, principal paydown adjustments, non-deductible expenses, disposition of passive foreign investment companies securities, and treatment of foreign currency, to the components of net assets as follows:

	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Asset Allocation	$20,899	$(382,349)	$361,450
Blue Chip Growth	13,306	1,323,299	(1,336,605)
Broad Cap Value	(1)	1	—
Capital Conservation	53,083	(53,083)	—
Core Equity	—	—	—
Core Value	(165)	165	—
Foreign Value	(1,058,933)	1,058,933	—
Global Equity	(6,250,835)	6,250,835	—
Global Real Estate	945,950	(945,950)	—
Global Social Awareness	(190,313)	190,313	—
Global Strategy	23,619,312	(23,619,312)	—
Government Securities	14,542	(14,542)	—
Growth	1,477,161	21,269,142	(22,746,303)
Growth & Income	(1)	1	—
Health Sciences	1,050,920	(199,240)	(851,680)
Inflation Protected	192,210	—	(192,210)
International Equities	38,830	(38,830)	—
International Government Bond	2,831,094	(2,831,094)	—
International Growth I	(93,925)	93,925	—
Large Cap Core	(17,236)	17,236	—
Large Capital Growth	97,198	(97,198)	—
Mid Cap Index	—	—	—
Mid Cap Strategic Growth	(15,944)	15,944	—
Money Market I	65,553	(65,553)	—
NASDAQ 100 Index	—	—	—
Science & Technology	10,651	(10,651)	—
Small Cap Aggressive Growth	(2)	2	—
Small Cap	6,132	(6,132)	—
Small Cap Index	(542)	542	—
Small Cap Special Values	14,765	(14,765)	—
Small-Mid Growth	(1,483)	1,483	—
Stock Index	—	—	—
Value	(6,200)	6,200	—

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Note 6 — Capital Share Transactions

Transactions in capital shares of each Fund were as follows:

	Asset Allocation				Blue Chip Growth
	For the year ended May 31, 2009		For the year ended May 31, 2008		For the year ended May 31, 2009		For the year ended May 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,631,606	$59,089,683	1,900,288	$21,623,035	48,573,570	$323,075,412	32,442,911	$326,303,745
Reinvested dividends	1,382,496	10,451,667	1,322,192	14,478,000	129,741	796,610	75,446	823,873
Shares redeemed	(9,947,231)	(78,976,908)	(3,162,970)	(35,931,404)	(38,832,887)	(254,773,653)	(3,310,269)	(35,086,673)

Net increase (decrease)	(933,129)	$(9,435,558)	59,510	$169,631	9,870,424	$69,098,369	29,208,088	$292,040,945

	Broad Cap Value Income				Capital Conservation
	For the year ended May 31, 2009		For the year ended May 31, 2008		For the year ended May 31, 2009		For the year ended May 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,723,590	$11,825,010	475,679	$5,507,295	9,198,021	$78,409,830	3,466,578	$34,040,365
Reinvested dividends	73,500	498,335	138,435	1,529,706	1,041,486	8,863,046	1,063,180	10,132,103
Shares redeemed	(1,948,064)	(13,611,608)	(714,671)	(8,122,105)	(11,242,199)	(96,745,679)	(9,037,790)	(87,309,278)

Net increase (decrease)	(150,974)	$(1,288,263)	(100,557)	$(1,085,104)	(1,002,692)	$(9,472,803)	(4,508,032)	$(43,136,810)

	Core Equity				Core Value
	For the year ended May 31, 2009		For the year ended May 31, 2008		For the year ended May 31, 2009		For the year ended May 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	10,316,490	$92,141,264	1,924,610	$27,610,481	5,794,309	$36,823,243	2,264,931	$26,208,811
Reinvested dividends	326,039	2,839,800	267,651	3,867,556	1,688,168	10,551,051	979,219	10,928,089
Shares redeemed	(14,008,564)	(128,734,815)	(6,400,993)	(91,798,460)	(9,108,629)	(61,020,687)	(5,473,096)	(63,311,981)

Net increase (decrease)	(3,366,035)	$(33,753,751)	(4,208,732)	$(60,320,423)	(1,626,152)	$(13,646,393)	(2,228,946)	$(26,175,081)

	Foreign Value				Global Equity
	For the year ended May 31, 2009		For the year ended May 31, 2008		For the year ended May 31, 2009		For the year ended May 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	77,763,154	$467,883,475	14,507,285	$186,954,307	12,158,788	$72,800,328	6,947,104	$85,214,621
Reinvested dividends	14,961,486	89,619,299	3,212,941	40,900,744	4,602,871	25,776,080	2,460,753	29,898,155
Shares redeemed	(77,118,930)	(467,831,871)	(20,483,249)	(253,499,461)	(16,258,935)	(102,712,308)	(9,735,531)	(118,393,569)

Net increase (decrease)	15,605,710	$89,670,903	(2,763,023)	$(25,644,410)	502,724	$(4,135,900)	(327,674)	$(3,280,793)

	Global Real Estate				Global Social Awareness
	For the year ended May 31, 2009		For the period March 10, 2008 to May 31, 2008*		For the year ended May 31, 2009		For the year ended May 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	59,203,150	$381,604,669	2,600,299	$27,973,838	21,936,076	$228,482,618	9,858,590	$195,302,765
Reinvested dividends	483,562	2,969,071	—	—	4,367,975	43,723,428	2,598,087	52,299,496
Shares redeemed	(26,850,002)	(157,125,266)	(1,177)	(13,155)	(29,725,384)	(314,432,094)	(3,781,642)	(80,542,435)

Net increase (decrease)	32,836,710	$227,448,474	2,599,122	$27,960,683	(3,421,333)	$(42,226,048)	8,675,035	$167,059,826

	Global Strategy				Government Securities
	For the year ended May 31, 2009		For the year ended May 31, 2008		For the year ended May 31, 2009		For the year ended May 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	33,050,674	$296,830,563	6,417,633	$81,975,758	21,786,646	$233,745,312	10,181,880	$107,539,893
Reinvested dividends	3,855,301	34,967,584	1,176,544	14,918,580	423,733	4,762,755	451,081	4,668,688
Shares redeemed	(39,047,133)	(352,930,752)	(7,744,579)	(98,432,446)	(24,893,744)	(267,164,651)	(4,382,084)	(45,842,383)

Net increase (decrease)	(2,141,158)	$(21,132,605)	(150,402)	$(1,538,108)	(2,683,365)	$(28,656,584)	6,250,877	$66,366,198

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Growth				Growth & Income
	For the year ended May 31, 2009		For the year ended May 31, 2008		For the year ended May 31, 2009		For the year ended May 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	41,534,476	$291,631,855	10,261,891	$109,053,511	7,487,578	$66,592,420	999,410	$16,979,544
Reinvested dividends	19,423	131,104	—	—	1,054,981	9,304,933	483,993	7,918,120
Shares redeemed	(51,948,848)	(373,359,879)	(23,986,782)	(254,994,226)	(8,715,245)	(79,532,295)	(1,871,166)	(31,492,861)

Net increase (decrease)	(10,394,949)	$(81,596,920)	(13,724,891)	$(145,940,715)	(172,686)	$(3,634,942)	(387,763)	$(6,595,197)

	Health Sciences				Inflation Protected
	For the year ended May 31, 2009		For the year ended May 31, 2008		For the year ended May 31, 2009		For the year ended May 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	16,859,400	$127,362,646	3,627,961	$40,576,252	16,026,815	$146,690,506	14,982,959	$151,362,582
Reinvested dividends	2,385,928	16,057,296	1,563,376	17,447,281	710,950	6,462,538	66,781	661,802
Shares redeemed	(18,328,366)	(138,191,909)	(3,444,790)	(38,029,841)	(16,405,225)	(148,192,995)	(802,840)	(8,000,078)

Net increase (decrease)	916,962	$5,228,033	1,746,547	$19,993,692	332,540	$4,960,049	14,246,900	$144,024,306

	International Equities				International Government Bond
	For the year ended May 31, 2009		For the year ended May 31, 2008		For the year ended May 31, 2009		For the year ended May 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	115,384,404	$560,850,222	32,040,671	$342,203,522	13,370,416	$147,072,541	5,591,999	$69,515,008
Reinvested dividends	30,159,664	140,845,630	4,767,288	50,151,864	856,983	9,598,211	663,678	7,930,949
Shares redeemed	(110,364,639)	(515,648,751)	(27,658,526)	(290,333,911)	(15,668,456)	(171,980,221)	(3,062,392)	(37,654,649)

Net increase (decrease)	35,179,429	$186,047,101	9,149,433	$102,021,475	(1,441,057)	$(15,309,469)	3,193,285	$39,791,308

	International Growth I				Large Cap Core
	For the year ended May 31, 2009		For the year ended May 31, 2008		For the year ended May 31, 2009		For the year ended May 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	37,354,440	$280,664,713	12,587,538	$162,489,359	16,590,829	$125,889,610	3,339,848	$36,056,406
Reinvested dividends	1,313,207	9,678,332	476,579	6,162,164	862,685	5,987,035	291,036	3,271,248
Shares redeemed	(40,245,260)	(304,636,673)	(9,603,201)	(122,867,501)	(13,010,094)	(93,285,266)	(3,167,022)	(36,775,085)

Net increase (decrease)	(1,577,613)	$(14,293,628)	3,460,916	$45,784,022	4,443,420	$38,591,379	463,862	$2,552,569

	Large Capital Growth				Mid Cap Index
	For the year ended May 31, 2009		For the year ended May 31, 2008		For the year ended May 31, 2009		For the year ended May 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	14,642,562	$116,245,765	4,376,297	$54,098,054	88,650,915	$1,087,507,695	15,190,786	$370,059,930
Reinvested dividends	1,373,745	10,330,565	93,751	1,208,448	19,751,669	233,464,725	9,919,126	228,735,043
Shares redeemed	(19,721,992)	(161,076,165)	(10,140,112)	(125,379,478)	(97,173,741)	(1,219,900,382)	(28,476,523)	(649,786,301)

Net increase (decrease)	(3,705,685)	$(34,499,835)	(5,670,064)	$(70,072,976)	11,228,843	$101,072,038	(3,366,611)	$(50,991,328)

	Mid Cap Strategic Growth				Money Market I
	For the year ended May 31, 2009		For the year ended May 31, 2008		For the year ended May 31, 2009		For the year ended May 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	12,209,325	$87,058,263	5,765,650	$84,799,150	696,472,302	$696,472,302	553,256,088	$553,256,088
Reinvested dividends	4,455,718	28,828,498	568,130	8,629,895	7,896,909	7,896,909	20,476,669	20,476,669
Shares redeemed	(14,978,648)	(112,809,237)	(5,212,657)	(74,188,295)	(663,805,234)	(663,805,234)	(517,716,017)	(517,716,017)

Net increase (decrease)	1,686,395	$3,077,524	1,121,123	$19,240,750	40,563,977	$40,563,977	56,016,740	$56,016,740

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	NASDAQ-100 Index				Science & Technology
	For the year ended May 31, 2009		For the year ended May 31, 2008		For the year ended May 31, 2009		For the year ended May 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	17,812,861	$63,276,350	7,450,217	$41,296,905	24,934,733	$214,934,260	7,146,908	$99,035,248
Reinvested dividends	345,395	1,115,627	12,810	73,271	—	—	—	—
Shares redeemed	(16,736,943)	(59,599,678)	(5,669,998)	(30,512,075)	(31,519,298)	(279,775,305)	(14,715,993)	(203,173,469)

Net increase (decrease)	1,421,313	$4,792,299	1,793,029	$10,858,101	(6,584,565)	$(64,841,045)	(7,569,085)	$(104,138,221)

	Small Cap Aggressive				Small Cap
	For the year ended May 31, 2009		For the year ended May 31, 2008		For the year ended May 31, 2009		For the year ended May 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,868,611	$35,621,624	3,074,763	$35,641,772	35,612,956	$204,412,839	2,870,282	$32,007,011
Reinvested dividends	885,820	4,996,025	1,043	12,217	2,977,766	17,419,932	5,311,308	53,113,076
Shares redeemed	(6,024,220)	(37,397,643)	(1,687,453)	(18,679,166)	(41,291,031)	(244,591,130)	(10,192,318)	(112,329,665)

Net increase (decrease)	730,211	$3,220,006	1,388,353	$16,974,823	(2,700,309)	$(22,758,359)	(2,010,728)	$(27,209,578)

	Small Cap Index				Small Cap Special Values
	For the year ended May 31, 2009		For the year ended May 31, 2008		For the year ended May 31, 2009		For the year ended May 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	51,725,324	$462,476,772	11,933,522	$205,079,039	15,521,900	$87,638,772	2,824,391	$30,212,035
Reinvested dividends	8,297,524	74,013,917	6,367,584	102,645,450	1,564,227	8,837,882	1,941,241	18,907,686
Shares redeemed	(55,413,283)	(499,742,105)	(18,396,433)	(289,671,014)	(16,607,630)	(97,924,800)	(9,033,381)	(95,169,227)

Net increase (decrease)	4,609,565	$36,748,584	(95,327)	$18,053,475	478,497	$(1,448,146)	(4,267,749)	$(46,049,506)

	Small-Mid Growth				Stock Index
	For the year ended May 31, 2009		For the year ended May 31, 2008		For the year ended May 31, 2009		For the year ended May 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	9,013,034	$54,626,130	1,484,002	$15,362,253	80,715,757	$1,477,193,621	13,966,588	$513,405,995
Reinvested dividends	560,595	3,217,817	—	—	24,360,353	436,537,519	9,116,732	326,379,017
Shares redeemed	(9,912,103)	(61,161,284)	(3,667,970)	(38,253,013)	(98,893,696)	(1,893,855,586)	(32,058,611)	(1,137,936,417)

Net increase (decrease)	(338,474)	$(3,317,337)	(2,183,968)	$(22,890,760)	6,182,414	$19,875,554	(8,975,291)	$(298,151,405)

	Value
	For the year ended May 31, 2009		For the year ended May 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	23,211,770	$159,154,220	20,584,725	$225,887,278
Reinvested dividends	766,357	4,743,750	704,547	8,067,065
Shares redeemed	(27,546,271)	(184,539,106)	(2,780,842)	(32,416,341)

Net increase (decrease)	(3,568,144)	$(20,641,136)	18,508,430	$201,538,002

*	Commencement of Operations

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Note 7 — Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund’s expenses have been reduced. For the period ended May 31, 2009, the amount of expense reductions received by each fund, used to offset the Fund’s non-affiliated expenses, were as follows:

Fund	Expense Reductions
Asset Allocation	$20,063
Blue Chip Growth	12,447
Broad Cap Value Income	2,294
Core Equity	11,524
Global Equity .	64,246
Global Real Estate .	7,473
Global Social Awareness	36,338
Growth & Income	14,615
Health Sciences	13,012
International Growth I	1,406
Large Cap Core	17,652
Large Capital Growth	8,916
Mid Cap Strategic Growth	92,016
Science & Technology	67,395
Small Cap Aggressive Growth	4,116
Small Cap	18,121
Small Cap Special Values	61,434
Small-Mid Growth	50,724

Note 8 — Investment Concentration

Capital Conservation Fund, Government Securities Fund, and Money Market Fund invest in U.S. Government sponsored securities. No assurance can be given that the U.S. Government will provide support to such U.S. Government sponsored agencies or instrumentalities in the future since it is not required to do so by law. As a result of each Fund’s concentration in such investments, it may be subject to risks associated with U.S. Government securities. At the end of the period, the Funds had 45.0%, 37.0%, and 58.9%, respectively, of their net assets invested in such securities.

Some of the Funds may invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the International Equities Fund , International Growth I Fund, Foreign Value Fund, Global Equity Fund, Global Real Estate Fund, Global Strategy Fund, Global Social Awareness Fund and the International Government Bond Fund. The International Equities Fund had 19.9% and 20.2% of its net assets invested in equity securities domiciled in the United Kingdom and Japan, respectively. The International Growth I Fund had 19.5% and 11.1% of its net assets invested in equity securities domiciled in the United Kingdom and Switzerland. The Foreign Value had 21.8% of its net assets invested in equity securities domiciled in the United Kingdom. The Global Equity Fund had 10.9% of its net assets invested in equity securities domiciled in the United Kingdom. The Global Real Estate Fund had 12.3% and 10.3% of its net assets invested in equity securities domiciled in Hong Kong and Japan, respectively. The Global Strategy Fund had 8.4% of its net assets invested in equity securities domiciled in the South Korea. The Global Social Awareness Fund had 10.4% of its net assets invested in equity securities domiciled in the Japan. The International Government Bond Fund had 17.4% of its net assets invested in securities domiciled in Japan.

The Health Sciences Fund is concentrated in the health services industry and is less diversified than stock funds investing in a broader range of industries. The Fund may also invest a considerable portion of assets in companies in the same business, such as pharmaceuticals, or in related businesses, such as hospital management or managed care. Developments that could adversely effect the Fund include increased competition in the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation, and obsolescence of popular products.

The Nasdaq-100® Index Fund and Science & Technology Fund are concentrated in the technology sector. As a result, the Funds are subject to greater volatility than a fund that does not concentrate in a particular sector. Because the Nasdaq-100® Index may invest in companies within relatively more concentrated industry sectors, the Fund’s performance may be more susceptible to developments which effect those sectors emphasized by the Index.

The Global Real Estate Fund invests primarily in the real estate industry. A Fund that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate. The Fund could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, Fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Fund has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. As of May 31, 2009, the Global Real Estate Fund had 65.7% of its net assets invested in Real Estate Investment Trusts.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Note 9 — Lines of Credit

The Series and VALIC Company II, formerly known as AIG Retirement Company II, have established an $85 million committed and $40 million uncommitted line of credit with State Street Bank & Trust Company, the Funds’ custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the committed line of credit, which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the Fund’s shortfall exceeds $100,000. For the period ended May 31, 2009, the following funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Asset Allocation	2	$13	$326,033	0.69%
Capital Conservation	2	31	923,993	0.60%
Core Equity	96	1,017	268,785	1.49%
Core Value	24	202	194,169	1.48%
Global Equity	11	439	828,469	1.55%
Global Social Awareness	6	133	937,340	0.84%
Global Strategy	7	99	641,578	0.85%
Government Securities	7	1,307	9,492,796	0.71%
Growth	33	594	395,075	1.27%
International Equities	57	663	219,528	1.14%
International Government Bond	1	54	772,926	2.50%
International Growth I	52	2,057	759,988	1.75%
Large Cap Core	23	242	281,470	1.53%
Mid Cap Strategic Growth	6	139	317,928	2.68%
Science & Technology	2	16	169,858	1.66%
Small Cap Aggressive Growth	32	666	320,473	2.10%
Small Cap	14	172	300,198	1.88%
Small Cap Special Values	22	182	132,363	2.17%
Stock Index	5	2,308	7,199,147	2.33%
Value	15	1,285	869,885	2.10%

As of May 31, 2009, the following fund had an outstanding borrowing:

Fund	Amount
International Growth I	$140,305

Note 10 — Interfund Lending Agreement

Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended May 31, 2009, none of the Funds participated in the program.

Note 11 — Security Transactions with Affiliated Portfolios

The Funds are permitted to purchase or sell securities from certain other affiliated funds under specified conditions outlined in the procedures adopted by the Board of Directors of the Series. The procedures have been designed to ensure that any purchase or sale of securities by a fund from or to another fund that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effective at the current market price. For the period May 31, 2009, the following Funds engaged in security transactions with affiliated Funds:

Fund	Cost of Purchases	Proceeds from Sales	Realized Gain/ (Loss)
Blue Chip Growth	$469,030	$32,967	$(26,218)
Core Equity	9,277,095	5,121,445	(449,140)
Core Value	204,135	34,480	(70)
Growth	5,632,778	3,539,558	221,356
International Growth I	208,233	704,978	(91,977)
Large Capital Growth	152,148	605,162	15,857
Mid Cap Strategic Growth	492,929	307,010	(428,467)
Science & Technology	491,054	874,423	106,956
Small Cap	—	1,930,178	224,142
Value	102,075	746,473	(235,116)

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Note 12 — Other Matters

On March 31, 2009, the U.S. Department of the Treasury (“Treasury”) announced an extension of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”) until September 18, 2009. On April 3, 2009, the Board of Directors (the “Board”) of the VC I approved the continued participation of the Money Market I Fund in the Program. The Program’s guarantee only applies to shareholders of the Fund as of the close of business on September 19, 2008. Subject to certain conditions and limitations, share amounts held by investors in the Fund as of the close of business on September 19, 2008 are guaranteed against loss under the Program in the event the per share net asset value falls below $0.995 (a “Guarantee Event”) and the Fund subsequently liquidates. Upon declaration of a Guarantee Event, the Fund will be required to suspend redemptions, cease sales, and cease declaration and payment of dividends. The Program guarantee only covers the amount a shareholder held in the Fund as of the close of business on September 19, 2008 or the amount a shareholder holds if and when a Guarantee Event occurs, whichever is less. A shareholder who has continuously maintained an account with the Fund since September 19, 2008 would receive a payment for each protected share equal to the shortfall between the amount received in the liquidation and $1.00 per share in the case of a Guarantee Event. The Program is subject to an overall limit of approximately $50 billion for all money market funds participating in the Program.

The extension of the Program began on May 1, 2009 and continues through September 18, 2009. Continued participation in the Program until September 18, 2009 required an additional payment to the Treasury in the amount of 0.023% of the net asset value of the Fund as of the close of business on September 19, 2008. The cost to participate in the extension of the Program was borne by the Fund, subject to the expense limitations currently in effect for the Fund.

VALIC Company I

FINANCIAL HIGHLIGHTS

	Asset Allocation Fund								Blue Chip Growth Fund
	Year Ended May 31,								Year Ended May 31,
	2009	2008		2007	2006		2005		2009	2008		2007	2006		2005

PER SHARE DATA
Net asset value at beginning of period	$10.68	$12.16		$12.01	$12.28		$12.12		$10.54	$10.80		$8.92	$8.32		$7.89

Income (loss) from investment operations:
Net investment income (loss)(d)	0.25	0.31		0.34	0.33		0.27		0.02	0.03		0.03	0.03		0.04
Net realized and unrealized gain (loss) on investments and foreign currencies	(2.06)	(0.75)		1.71	0.31		0.61		(3.25)	(0.23)		1.87	0.58		0.42

Total income (loss) from investment operations	(1.81)	(0.44)		2.05	0.64		0.88		(3.23)	(0.20)		1.90	0.61		0.46

Distributions from:
Net investment income	(0.34)	(0.35)		(0.21)	(0.16)		(0.27)		(0.01)	(0.02)		(0.02)	(0.01)		(0.03)
Net realized gain on securities	(0.45)	(0.69)		(1.69)	(0.75)		(0.45)		(0.01)	(0.04)		–	–		–

Total distributions	(0.79)	(1.04)		(1.90)	(0.91)		(0.72)		(0.02)	(0.06)		(0.02)	(0.01)		(0.03)

Net asset value at end of period	$8.08	$10.68		$12.16	$12.01		$12.28		$7.29	$10.54		$10.80	$8.92		$8.32

TOTAL RETURN(a)	(16.41)%	(3.84	)%(h)	18.14%	5.36	%(e)	7.31%		(30.63)%	(1.84	)%(i)	21.30%	7.35	%(f)	5.81%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.73%	0.69%		0.70%	0.72%		0.65%		0.85%	0.87%		0.96%	1.01%		1.08%
Ratio of expenses to average net assets(c)	0.73%	0.69%		0.70%	0.72%		0.65%		0.89%	0.91%		0.99%	1.02%		1.10%
Ratio of expense reductions to average net assets	0.02%	0.00%		0.00%	–		–		0.00%	0.00%		0.00%	0.00%		0.01%
Ratio of net investment income (loss) to average net assets(b)	2.88%	2.71%		2.87%	2.67%		2.18%		0.29%	0.31%		0.35%	0.35%		0.47%
Ratio of net investment income (loss) to average net assets(c)	2.88%	2.71%		2.87%	2.67%		2.18%		0.25%	0.27%		0.32%	0.34%		0.45%
Portfolio turnover rate	108%	124%		129%	148%		107	%(g)	58%	20%		25%	30%		42%
Number of shares outstanding at end of period (000’s)	13,693	14,626		14,567	13,666		15,256		49,573	39,703		10,495	7,325		5,847
Net assets at end of period (000’s)	$110,655	$156,260		$177,095	$164,117		$187,309		$361,592	$418,429		$113,352	$65,366		$48,638

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(f)	The Fund’s performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
(g)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

2005
Asset Allocation Fund	104%
(h)	The Fund’s performance was increased by 0.17% from a reimbursement by an affiliate.
(i)	The Fund’s performance was increased by less than 0.01% from a reimbursement by an affiliate.

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Broad Cap Value Income Fund					Capital Conservation Fund
	Year Ended May 31,			December 5, 2005* to May 31, 2006		Year Ended May 31,
	2009	2008	2007			2009	2008	2007	2006	2005

PER SHARE DATA
Net asset value at beginning of period	$10.54	$12.65	$10.21	$10.00		$9.54	$9.91	$9.45	$9.66	$9.53

Income (loss) from investment operations:
Net investment income (loss)(e)	0.20	0.19	0.17	0.05		0.43	0.52	0.48	0.41	0.37
Net realized and unrealized gain (loss) on investments and foreign currencies	(3.41)	(1.69)	2.38	0.18		(0.46)	(0.31)	0.13	(0.41)	0.19

Total income (loss) from investment operations	(3.21)	(1.50)	2.55	0.23		(0.03)	0.21	0.61	–	0.56

Distributions from:
Net investment income	(0.21)	(0.19)	(0.11)	(0.02)		(0.73)	(0.58)	(0.15)	(0.21)	(0.38)
Net realized gain on securities	(0.00)	(0.42)	–	–		–	–	–	–	(0.05)

Total distributions	(0.21)	(0.61)	(0.11)	(0.02)		(0.73)	(0.58)	(0.15)	(0.21)	(0.43)

Net asset value at end of period	$7.12	$10.54	$12.65	$10.21		$8.78	$9.54	$9.91	$9.45	$9.66

TOTAL RETURN(a)	(30.34)%	(12.08)%	25.09%	2.28%		(0.06)%	2.09%	6.46%	(0.02)%	5.99%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)	0.85%	0.85%	0.85%	0.85	%(b)	0.69%	0.68%	0.67%	0.70%	0.70%
Ratio of expenses to average net assets(d)	1.26%	1.03%	1.05%	3.41	%(b)	0.69%	0.68%	0.67%	0.70%	0.70%
Ratio of expense reductions to average net assets	0.01%	0.01%	–	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(c)	2.57%	1.65%	1.50%	2.40	%(b)	4.83%	5.27%	4.89%	4.65%	3.83%
Ratio of net investment income (loss) to average net assets(d)	2.16%	1.47%	1.30%	(0.16	)%(b)	4.83%	5.27%	4.89%	4.65%	3.83%
Portfolio turnover rate	24%	21%	27%	194%		122%	136%	203%	174%	205	%(f)
Number of shares outstanding at end of period (000’s)	2,330	2,481	2,582	2,663		12,387	13,389	17,897	22,200	8,997
Net assets at end of period (000’s)	$16,590	$26,151	$32,646	$27,203		$108,805	$127,695	$177,290	$209,742	$86,903

*	Date Fund commenced operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Annualized
(c)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(d)	Excludes, if any, expense reimbursements and expense reductions.
(e)	The per share amounts are calculated using the average share method.
(f)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

2005
Capital Conservation Fund	198%

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Core Equity Fund							Core Value Fund
	Year Ended May 31,							Year Ended May 31,
	2009	2008		2007		2006	2005	2009	2008		2007	2006	2005

PER SHARE DATA
Net asset value at beginning of period	$13.85	$15.37		$13.00		$12.37	$11.77	$10.66	$12.98		$10.41	$9.87	$9.07

Income (loss) from investment operations:
Net investment income (loss)(d)	0.17	0.12		0.12		0.13	0.16	0.18	0.20		0.19	0.17	0.20
Net realized and unrealized gain (loss) on investments and foreign currencies	(4.66)	(1.50)		2.35		0.56	0.60	(3.64)	(1.89)		2.47	0.46	0.80

Total income (loss) from investment operations	(4.49)	(1.38)		2.47		0.69	0.76	(3.46)	(1.69)		2.66	0.63	1.00

Distributions from:
Net investment income	(0.12)	(0.14)		(0.10)		(0.06)	(0.16)	(0.24)	(0.22)		(0.09)	(0.09)	(0.20)
Net realized gain on securities	–	–		–		–	–	(0.47)	(0.41)		–	–	–

Total distributions	(0.12)	(0.14)		(0.10)		(0.06)	(0.16)	(0.71)	(0.63)		(0.09)	(0.09)	(0.20)

Net asset value at end of period	$9.24	$13.85		$15.37		$13.00	$12.37	$6.49	$10.66		$12.98	$10.41	$9.87

TOTAL RETURN(a)	(32.34)%	(9.00	)%(f)	19.02	%(e)	5.62%	6.48%	(32.20)%	(13.28	)%(g)	25.67%	6.44%	11.07%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.82%	0.85%		0.85%		0.85%	0.85%	0.83%	0.83%		0.83%	0.83%	0.83%
Ratio of expenses to average net assets(c)	0.95%	0.91%		0.90%		0.90%	0.93%	0.97%	0.92%		0.92%	0.92%	0.91%
Ratio of expense reductions to average net assets	0.00%	0.00%		0.00%		0.01%	0.01%	–	–		–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.65%	0.84%		0.85%		1.03%	1.30%	2.35%	1.75%		1.61%	1.67%	2.05%
Ratio of net investment income (loss) to average net assets(c)	1.52%	0.78%		0.79%		0.99%	1.22%	2.21%	1.65%		1.51%	1.58%	1.97%
Portfolio turnover rate	88%	69%		110%		39%	31%	39%	37%		30%	109%	72%
Number of shares outstanding at end of period (000’s)	21,909	25,275		29,484		36,132	43,687	15,228	16,855		19,083	22,207	23,445
Net assets at end of period (000’s)	$202,490	$349,995		$453,147		$469,770	$540,620	$98,820	$179,697		$247,711	$231,228	$231,351

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(f)	The Fund’s performance was increased by 0.66% from a reimbursement by an affiliate.
(g)	The Fund’s performance was increased by 0.16% from a reimbursement by an affiliate.

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Foreign Value Fund					Global Equity Fund					Global Real Estate Fund
	Year Ended May 31,			December 5, 2005* to May 31, 2006		Year Ended May 31,			December 5, 2005* to May 31, 2006		2009	March 10, 2008* to May 31, 2008
	2009	2008	2007			2009	2008	2007

PER SHARE DATA
Net asset value at beginning of period	$12.41	$13.21	$10.76	$10.00		$11.67	$13.82	$10.74	$10.00		$11.21	$10.00

Income (loss) from investment operations:
Net investment income (loss)(e)	0.23	0.36	0.25	0.02		0.17	0.18	0.17	0.06		0.20	0.04
Net realized and unrealized gain (loss) on investments and foreign currencies	(4.23)	(0.67)	2.33	0.74		(4.85)	(1.44)	3.06	0.69		(4.87)	1.17

Total income (loss) from investment operations	(4.00)	(0.31)	2.58	0.76		(4.68)	(1.26)	3.23	0.75		(4.67)	1.21

Distributions from:
Net investment income	(0.36)	(0.11)	(0.13)	0.00		(0.12)	(0.23)	(0.15)	(0.01)		(0.09)	–
Net realized gain on securities	(0.79)	(0.38)	0.00	–		(0.70)	(0.66)	(0.00)	–		–	–

Total distributions	(1.15)	(0.49)	(0.13)	0.00		(0.82)	(0.89)	(0.15)	(0.01)		(0.09)	–

Net asset value at end of period	$7.26	$12.41	$13.21	$10.76		$6.17	$11.67	$13.82	$10.74		$6.45	$11.21

TOTAL RETURN(a)	(30.15)%	(2.44)%	24.08%	7.63%		(39.30)%	(9.39)%	30.35%	7.48%		(41.58)%	12.10%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)	0.94%	0.86%	0.86%	0.84	%(b)	1.01%	0.97%	0.95%	0.98	%(b)	0.95%	0.95	%(b)
Ratio of expenses to average net assets(d)	0.94%	0.86%	0.86%	1.65	%(b)	1.01%	0.97%	0.95%	2.16	%(b)	1.01%	5.04	%(b)
Ratio of expense reductions to average net assets	–	–	–	–		0.03%	0.01%	0.01%	–		0.01%	–
Ratio of net investment income (loss) to average net assets(c)	3.01%	2.82%	2.17%	5.06	%(b)	2.32%	1.38%	1.41%	10.48	%(b)	3.54%	2.22	%(b)
Ratio of net investment income (loss) to average net assets(d)	3.01%	2.82%	2.17%	4.24	%(b)	2.32%	1.38%	1.41%	9.30	%(b)	3.48%	(1.87	)%(b)
Portfolio turnover rate	22%	34%	31%	0%		109%	93%	86%	3%		88%	11%
Number of shares outstanding at end of period (000’s)	91,924	76,318	79,082	65,474		34,373	33,870	34,198	38,389		35,436	2,599
Net assets at end of period (000’s)	$667,342	$946,934	$1,044,980	$704,398		$212,124	$395,426	$472,642	$412,275		$228,590	$29,131

*	Date Fund commenced operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Annualized
(c)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(d)	Excludes, if any, expense reimbursements and expense reductions.
(e)	The per share amounts are calculated using the average share method.

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Global Social Awareness Fund						Global Strategy Fund
	Year Ended May 31,						Year Ended May 31,			December 5, 2005* to May 31, 2006
	2009	2008		2007	2006	2005	2009	2008	2007

PER SHARE DATA
Net asset value at beginning of period	$20.21	$24.25		$20.82	$19.38	$18.28	$12.77	$13.08	$10.92	$10.00

Income (loss) from investment operations:
Net investment income (loss)(e)	0.27	0.41		0.30	0.26	0.27	0.32	0.41	0.31	0.03
Net realized and unrealized gain (loss) on investments and foreign currencies	(7.47)	(1.71)		4.25	1.30	1.09	(2.39)	(0.33)	2.05	0.90

Total income (loss) from investment operations	(7.20)	(1.30)		4.55	1.56	1.36	(2.07)	0.08	2.36	0.93

Distributions from:
Net investment income	(0.40)	(0.29)		(0.16)	(0.12)	(0.26)	(0.71)	(0.19)	(0.16)	(0.01)
Net realized gain on securities	(1.40)	(2.45)		(0.96)	–	–	(0.25)	(0.20)	(0.04)	–

Total distributions	(1.80)	(2.74)		(1.12)	(0.12)	(0.26)	(0.96)	(0.39)	(0.20)	(0.01)

Net asset value at end of period	$11.21	$20.21		$24.25	$20.82	$19.38	$9.74	$12.77	$13.08	$10.92

TOTAL RETURN(a)	(34.56)%	(5.35	)%(g)	22.35%	8.09%	7.47%	(15.60)%	0.63%	21.86%	9.30	%(f)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)	0.72%	0.65%		0.62%	0.63%	0.63%	0.71%	0.73%	0.71%	0.72	%(b)
Ratio of expenses to average net assets(d)	0.72%	0.65%		0.62%	0.63%	0.63%	0.71%	0.73%	0.71%	1.57	%(b)
Ratio of expense reductions to average net assets	0.01%	0.01%		0.02%	–	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(c)	2.03%	1.95%		1.31%	1.30%	1.42%	3.16%	3.17%	2.60%	3.80	%(b)
Ratio of net investment income (loss) to average net assets(d)	2.03%	1.95%		1.31%	1.30%	1.42%	3.16%	3.17%	2.60%	2.94	%(b)
Portfolio turnover rate	95%	165%		153%	139%	53%	25%	25%	31%	1%
Number of shares outstanding at end of period (000’s)	24,562	27,983		19,308	18,349	20,461	36,697	38,838	38,988	37,843
Net assets at end of period (000’s)	$275,293	$565,483		$468,159	$382,067	$396,563	$357,538	$495,975	$509,885	$413,319

*	Date Fund commenced operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Annualized
(c)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(d)	Excludes, if any, expense reimbursements and expense reductions.
(e)	The per share amounts are calculated using the average share method.
(f)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(g)	The Fund’s performance was increased by 0.12% from a reimbursement by an affiliate.

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Government Securities Fund						Growth Fund
	Year Ended May 31,						Year Ended May 31,			December 5, 2005* to May 31, 2006
	2009	2008	2007	2006	2005		2009	2008	2007

PER SHARE DATA
Net asset value at beginning of period	$10.42	$10.12	$9.86	$10.14	$9.82		$11.17	$10.26	$9.22	$10.00

Income (loss) from investment operations:
Net investment income (loss)(d)	0.28	0.40	0.43	0.37	0.31		0.05	0.02	(0.01)	0.01	(e)
Net realized and unrealized gain (loss) on investments and foreign currencies	0.05	0.36	0.07	(0.46)	0.33		(3.62)	0.89	1.05	(0.79)

Total income (loss) from investment operations	0.33	0.76	0.50	(0.09)	0.64		(3.57)	0.91	1.04	(0.78)

Distributions from:
Net investment income	(0.25)	(0.46)	(0.24)	(0.19)	(0.32)		0.00	–	0.00	–
Net realized gain on securities	–	–	–	–	–		0.00	–	–	–

Total distributions	(0.25)	(0.46)	(0.24)	(0.19)	(0.32)		0.00	–	0.00	–

Net asset value at end of period	$10.50	$10.42	$10.12	$9.86	$10.14		$7.60	$11.17	$10.26	$9.22

TOTAL RETURN(a)	3.04%	7.54%	5.12%	(0.94)%	6.54	%(e)	(31.94)%	8.87%	11.29%	(7.80)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.65%	0.66%	0.67%	0.65%	0.66%		0.94%	0.95%	0.94%	0.93	%(g)
Ratio of expenses to average net assets(c)	0.65%	0.66%	0.67%	0.65%	0.66%		0.94%	0.95%	0.94%	1.39	%(g)
Ratio of expense reductions to average net assets	–	–	–	–	–		–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.63%	3.92%	4.22%	3.68%	3.03%		0.64%	0.22%	(0.09)%	1.55	%(g)
Ratio of net investment income (loss) to average net assets(c)	2.63%	3.92%	4.22%	3.68%	3.03%		0.64%	0.22%	(0.09)%	1.09	%(g)
Portfolio turnover rate	126%	67%	141%	99%	216	%(f)	114%	203%	103%	38%
Number of shares outstanding at end of period (000’s)	13,789	16,472	10,221	11,775	13,361		75,864	86,259	99,984	127,742
Net assets at end of period (000’s)	$144,793	$171,641	$103,483	$116,084	$135,549		$576,502	$963,368	$1,025,501	$1,177,556

*	Date Fund commenced operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(f)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

2005
Government Securities Fund	216%
(g)	Annualized.

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Growth & Income Fund						Health Sciences Fund
	Year Ended May 31,						Year Ended May 31,
	2009	2008		2007	2006	2005	2009	2008	2007	2006	2005

PER SHARE DATA
Net asset value at beginning of period	$16.14	$17.73		$14.70	$14.02	$12.87	$10.56	$11.53	$10.64	$9.49	$10.06

Income (loss) from investment operations:
Net investment income (loss)(d)	0.24	0.26		0.19	0.15	0.19	(0.04)	(0.07)	(0.06)	(0.08)	(0.08)
Net realized and unrealized gain (loss) on investments and foreign currencies	(5.79)	(0.85)		2.95	0.60	1.15	(2.45)	0.13	2.37	1.70	(0.02)

Total income (loss) from investment operations	(5.55)	(0.59)		3.14	0.75	1.34	(2.49)	0.06	2.31	1.62	(0.10)

Distributions from:
Net investment income	(0.28)	(0.22)		(0.11)	(0.07)	(0.19)	–	–	–	–	–
Net realized gain on securities	(0.96)	(0.78)		–	–	–	(0.89)	(1.03)	(1.42)	(0.47)	(0.47)

Total distributions	(1.24)	(1.00)		(0.11)	(0.07)	(0.19)	(0.89)	(1.03)	(1.42)	(0.47)	(0.47)

Net asset value at end of period	$9.35	$16.14		$17.73	$14.70	$14.02	$7.18	$10.56	$11.53	$10.64	$9.49

TOTAL RETURN(a)	(33.90)%	(3.44	)%(e)	21.40%	5.36%	10.47%	(23.05)%	0.05%	23.19%	16.94%	(1.23)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85%	0.85%		0.85%	0.85%	0.85%	1.19%	1.17%	1.17%	1.16%	1.17%
Ratio of expenses to average net assets(c)	0.95%	0.89%		0.89%	0.89%	0.90%	1.19%	1.17%	1.17%	1.16%	1.17%
Ratio of expense reductions to average net assets	0.02%	0.03%		0.02%	–	–	0.01%	0.00%	0.01%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	2.15%	1.53%		1.18%	1.04%	1.41%	(0.55)%	(0.63)%	(0.57)%	(0.76)%	(0.80)%
Ratio of net investment income (loss) to average net assets(c)	2.05%	1.49%		1.13%	1.00%	1.35%	(0.55)%	(0.63)%	(0.57)%	(0.76)%	(0.80)%
Portfolio turnover rate	189%	238%		169%	148%	74%	43%	44%	47%	54%	49%
Number of shares outstanding at end of period (000’s)	7,861	8,034		8,422	9,858	12,102	19,699	18,782	17,035	17,026	15,856
Net assets at end of period (000’s)	$73,508	$129,657		$149,283	$144,880	$169,724	$141,470	$198,368	$196,444	$181,078	$150,541

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance was increased by 0.17% from a reimbursement by an affiliate.

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Inflation Protected Fund						International Equities Fund
	Year Ended May 31,				December 20, 2004* to May 31, 2005		Year Ended May 31,
	2009	2008	2007	2006			2009	2008	2007	2006	2005

PER SHARE DATA
Net asset value at beginning of period	$10.01	$9.59	$9.60	$10.17	$10.00		$10.37	$11.29	$9.79	$7.56	$6.80

Income (loss) from investment operations:
Net investment income (loss)(d)	0.20	0.49	0.39	0.43	0.20		0.19	0.31	0.25	0.19	0.16
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.61)	0.29	(0.07)	(0.68)	0.10		(4.18)	(0.75)	2.02	2.09	0.73

Total income (loss) from investment operations	(0.41)	0.78	0.32	(0.25)	0.30		(3.99)	(0.44)	2.27	2.28	0.89

Distributions from:
Net investment income	(0.39)	(0.36)	(0.33)	(0.32)	(0.13)		(0.28)	(0.26)	(0.16)	(0.05)	(0.13)
Net realized gain on securities	–	–	–	0.00	–		(0.95)	(0.22)	(0.61)	–	–
Return of capital	(0.01)	–	–	–	–		–	–	–	–	–

Total distributions	(0.40)	(0.36)	(0.33)	(0.32)	(0.13)		(1.23)	(0.48)	(0.77)	(0.05)	(0.13)

Net asset value at end of period	$9.20	$10.01	$9.59	$9.60	$10.17		$5.15	$10.37	$11.29	$9.79	$7.56

TOTAL RETURN(a)	(4.08)%	8.22%	3.35%	(2.44)%	3.00%		(37.10)%	(3.91)%	24.05%	30.32%	13.10	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.65%	0.65%	0.65%	0.65%	0.65	%(f)	0.55%	0.51%	0.50%	0.56%	0.67%
Ratio of expenses to average net assets(c)	0.66%	0.73%	1.05%	1.02%	2.27	%(f)	0.55%	0.51%	0.50%	0.56%	0.67%
Ratio of expense reductions to average net assets	–	–	–	–	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.18%	5.59%	4.00%	4.45%	4.67	%(f)	3.18%	2.87%	2.45%	2.19%	2.17%
Ratio of net investment income (loss) to average net assets(c)	2.16%	5.51%	3.61%	4.08%	3.05	%(f)	3.18%	2.87%	2.45%	2.19%	2.17%
Portfolio turnover rate	39%	70%	37%	13%	39%		81%	104%	47%	98%	68%
Number of shares outstanding at end of period (000’s)	16,219	15,887	1,640	1,668	1,069		141,492	106,313	97,164	83,906	65,340
Net assets at end of period (000’s)	$149,178	$159,074	$15,722	$16,016	$10,873		$728,784	$1,102,850	$1,097,046	$821,577	$493,945

*	Date Fund commenced operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(f)	Annualized.

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Government Bond Fund
	Year Ended May 31,
	2009	2008	2007		2006		2005

PER SHARE DATA
Net asset value at beginning of period	$12.39	$12.05	$12.08		$13.04		$13.40

Income (loss) from investment operations:
Net investment income (loss)(d)	0.46	0.49	0.49		0.48		0.50
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.56)	0.57	0.42		(0.17)		1.08

Total income (loss) from investment operations	(0.10)	1.06	0.91		0.31		1.58

Distributions from:
Net investment income	(0.73)	(0.63)	(0.52)		(0.28)		(0.76)
Net realized gain on securities	(0.01)	(0.09)	(0.42)		(0.99)		(1.18)

Total distributions	(0.74)	(0.72)	(0.94)		(1.27)		(1.94)

Net asset value at end of period	$11.55	$12.39	$12.05		$12.08		$13.04

TOTAL RETURN(a)	(0.70)%	8.94%	7.60	%(e)	2.65	%(e)	12.30%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.72%	0.68%	0.70%		0.71%		0.69%
Ratio of expenses to average net assets(c)	0.72%	0.68%	0.70%		0.71%		0.69%
Ratio of expense reductions to average net assets	–	–	–		–		–
Ratio of net investment income (loss) to average net assets(b)	3.96%	4.07%	4.04%		3.81%		3.77%
Ratio of net investment income (loss) to average net assets(c)	3.96%	4.07%	4.04%		3.81%		3.77%
Portfolio turnover rate	224%	183%	164%		198%		136	%(f)
Number of shares outstanding at end of period (000’s)	13,016	14,457	11,264		11,377		11,362
Net assets at end of period (000’s)	$150,314	$179,191	$135,777		$137,405		$148,171

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
(f)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

2005
International Government Bond Fund	136%

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Growth I Fund					Large Cap Core Fund
	Year Ended May 31,					Year Ended May 31,			December 5, 2005* to May 31, 2006
	2009	2008	2007	2006	2005	2009	2008	2007

PER SHARE DATA
Net asset value at beginning of period	$13.15	$12.91	$10.30	$8.07	$7.38	$10.78	$11.91	$10.10	$10.00

Income (loss) from investment operations:
Net investment income (loss)(e)	0.18	0.20	0.14	0.16	0.08	0.13	0.11	0.13	0.02
Net realized and unrealized gain (loss) on investments and foreign currencies	(4.86)	0.16	2.65	2.12	0.69	(2.51)	(0.65)	1.78	0.09

Total income (loss) from investment operations	(4.68)	0.36	2.79	2.28	0.77	(2.38)	(0.54)	1.91	0.11

Distributions from:
Net investment income	(0.18)	(0.12)	(0.18)	(0.05)	(0.08)	(0.04)	(0.09)	(0.10)	(0.01)
Net realized gain on securities	–	–	–	–	–	(0.44)	(0.50)	–	–

Total distributions	(0.18)	(0.12)	(0.18)	(0.05)	(0.08)	(0.48)	(0.59)	(0.10)	(0.01)

Net asset value at end of period	$8.29	$13.15	$12.91	$10.30	$8.07	$7.92	$10.78	$11.91	$10.10

TOTAL RETURN(a)	(35.39)%	2.78%	27.31%	28.35%	10.46%	(21.36)%	(4.73)%	19.01%	1.10	%(f)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)	1.01%	1.01%	1.01%	1.01%	1.03%	0.85%	0.85%	0.85%	0.85	%(b)
Ratio of expenses to average net assets(d)	1.14%	1.11%	1.11%	1.19%	1.29%	0.89%	1.00%	0.91%	2.43	%(b)
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	–	–	0.02%	0.02%	0.01%	–
Ratio of net investment income (loss) to average net assets(c)	2.11%	1.56%	1.19%	1.71%	0.99%	1.60%	0.96%	1.15%	3.49	%(b)
Ratio of net investment income (loss) to average net assets(d)	1.97%	1.46%	1.09%	1.53%	0.73%	1.56%	0.81%	1.09%	1.90	%(b)
Portfolio turnover rate	70%	64%	74%	97%	94%	41%	62%	24%	2%
Number of shares outstanding at end of period (000’s)	53,649	55,226	51,765	48,065	46,352	12,312	7,869	7,405	17,431
Net assets at end of period (000’s)	$444,783	$726,258	$668,274	$495,181	$374,189	$97,480	$84,844	$88,186	$176,038

*	Date Fund commenced operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Annualized
(c)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(d)	Excludes, if any, expense reimbursements and expense reductions.
(e)	The per share amounts are calculated using the average share method.
(f)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Large Capital Growth Fund							Mid Cap Index Fund
	Year Ended May 31,					December 20, 2004* to May 31, 2005		Year Ended May 31,
	2009	2008		2007	2006			2009	2008	2007	2006		2005
PER SHARE DATA
Net asset value at beginning of period	$12.45	$12.38		$10.43	$9.85	$10.00		$23.88	$26.62	$23.72	$21.46		$19.41

Income (loss) from investment operations:
Net investment income (loss)(e)	0.06	0.03		0.05	0.01	0.01		0.25	0.26	0.30	0.25		0.19
Net realized and unrealized gain (loss) on investments and foreign currencies	(4.01)	0.07		1.93	0.59	(0.16)		(8.65)	(1.05)	4.38	3.00		2.42

Total income (loss) from investment operations	(3.95)	0.10		1.98	0.60	(0.15)		(8.40)	(0.79)	4.68	3.25		2.61

Distributions from:
Net investment income	(0.03)	(0.03)		(0.03)	(0.02)	0.00		(0.27)	(0.30)	(0.12)	(0.11)		(0.19)
Net realized gain on securities	(0.24)	–		–	–	–		(1.89)	(1.65)	(1.66)	(0.88)		(0.37)

Total distributions	(0.27)	(0.03)		(0.03)	(0.02)	0.00		(2.16)	(1.95)	(1.78)	(0.99)		(0.56)

Net asset value at end of period	$8.23	$12.45		$12.38	$10.43	$9.85		$13.32	$23.88	$26.62	$23.72		$21.46

TOTAL RETURN(a)	(31.55)%	0.78	%(g)	18.97%	6.08%	(1.49)%		(33.91)%	(2.73)%	20.77%	15.35	%(f)	13.50%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)	0.79%	0.78%		0.76%	0.79%	0.85	%(b)	0.40%	0.38%	0.38%	0.39%		0.40%
Ratio of expenses to average net assets(d)	0.79%	0.78%		0.76%	1.33%	2.73	%(b)	0.40%	0.38%	0.38%	0.39%		0.40%
Ratio of expense reductions to average net assets	0.00%	0.01%		0.01%	–	–		–	–	–	–		–
Ratio of net investment income (loss) to average net assets(c)	0.61%	0.27%		0.42%	0.30%	0.29	%(b)	1.64%	1.08%	1.27%	1.09%		0.95%
Ratio of net investment income (loss) to average net assets(d)	0.61%	0.27%		0.42%	(0.24)%	(1.59	)%(b)	1.64%	1.08%	1.27%	1.09%		0.95%
Portfolio turnover rate	49%	49%		78%	404%	45%		22%	21%	14%	19%		14%
Number of shares outstanding at end of period (000’s)	38,018	41,724		47,394	58,300	1,000		123,279	112,050	115,417	101,116		89,704
Net assets at end of period (000’s)	$312,755	$519,294		$586,875	$608,299	$9,849		$1,642,120	$2,676,198	$3,071,995	$2,398,610		$1,925,334

*	Date Fund commenced operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Annualized
(c)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(d)	Excludes, if any, expense reimbursements and expense reductions.
(e)	The per share amounts are calculated using the average share method.
(f)	The Fund’s performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
(g)	The fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Mid Cap Strategic Growth Fund						Money Market I Fund
	Year Ended May 31,				December 20, 2004* to May 31, 2005		Year Ended May 31,
	2009	2008	2007	2006			2009	2008	2007	2006	2005

PER SHARE DATA
Net asset value at beginning of period	$15.03	$14.14	$11.76	$9.97	$10.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income (loss)(d)	0.02	0.01	0.00	0.02	(0.02)		0.01	0.04	0.05	0.04	0.01
Net realized and unrealized gain (loss) on investments and foreign currencies	(5.95)	1.23	2.39	1.77	(0.01)		–	–	–	–	–

Total income (loss) from investment operations	(5.93)	1.24	2.39	1.79	(0.03)		0.01	0.04	0.05	0.04	0.01

Distributions from:
Net investment income	–	–	(0.01)	–	0.00		(0.01)	(0.04)	(0.05)	(0.04)	(0.01)
Net realized gain on securities	(1.27)	(0.35)	–	–	–		–	–	–	–	–

Total distributions	(1.27)	(0.35)	(0.01)	–	0.00		(0.01)	(0.04)	(0.05)	(0.04)	(0.01)

Net asset value at end of period	$7.83	$15.03	$14.14	$11.76	$9.97		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN(a)	(37.52)%	8.71%	20.30%	17.95%	(0.28)%		1.33%	3.82%	4.90%	3.61%	1.46%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85%	0.84%	0.83%	0.84%	0.85	%(e)	0.54%	0.51%	0.52%	0.53%	0.57%
Ratio of expenses to average net assets(c)	0.87%	0.84%	0.83%	1.39%	2.68	%(e)	0.59%	0.51%	0.52%	0.56%	0.61%
Ratio of expense reductions to average net assets	0.04%	0.01%	0.00%	–	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.21%	0.03%	0.00%	0.60%	(0.37	)%(e)	1.31%	3.72%	4.80%	3.56%	1.43%
Ratio of net investment income (loss) to average net assets(c)	0.19%	0.03%	0.00%	0.05%	(2.20	)%(e)	1.26%	3.72%	4.80%	3.54%	1.40%
Portfolio turnover rate	293%	151%	242%	486%	72%		N/A	N/A	N/A	N/A	N/A
Number of shares outstanding at end of period (000’s)	26,125	24,438	23,317	30,660	1,000		612,933	572,369	516,352	442,628	407,934
Net assets at end of period (000’s)	$204,470	$367,295	$329,635	$360,613	$9,976		$611,356	$572,434	$516,352	$442,628	$407,933

*	Date Fund commenced operations
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Annualized.

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Nasdaq-100® Index Fund
	Year Ended May 31,
	2009	2008	2007	2006	2005

PER SHARE DATA
Net asset value at beginning of period	$5.62	$5.34	$4.38	$4.28	$4.11

Income (loss) from investment operations:
Net investment income (loss)(d)	0.01	0.01	0.00	0.00	0.03
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.68)	0.27	0.96	0.10	0.17

Total income (loss) from investment operations	(1.67)	0.28	0.96	0.10	0.20

Distributions from:
Net investment income	(0.01)	–	(0.00)	(0.00)	(0.03)
Net realized gain on securities	(0.05)	–	–	–	–

Total distributions	(0.06)	–	(0.00)	–	(0.03)

Net asset value at end of period	$3.89	$5.62	$5.34	$4.38	$4.28

TOTAL RETURN(a)	(29.36)%	5.32%	22.01%	2.36%	4.81%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.55%	0.56%	0.63%	0.61%	0.65%
Ratio of expenses to average net assets(c)	0.66%	0.60%	0.63%	0.61%	0.65%
Ratio of expense reductions to average net assets	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.35%	0.27%	0.08%	0.07%	0.73%
Ratio of net investment income (loss) to average net assets(c)	0.24%	0.23%	0.08%	0.07%	0.73%
Portfolio turnover rate	9%	8%	5%	14%	8%
Number of shares outstanding at end of period (000’s)	18,892	17,471	15,678	18,856	21,147
Net assets at end of period (000’s)	$73,521	$98,269	$83,647	$82,519	$90,520

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Science & Technology Fund
	Year Ended May 31,
	2009		2008	2007	2006	2005

PER SHARE DATA
Net asset value at beginning of period	$14.41		$13.67	$11.50	$11.27	$11.08

Income (loss) from investment operations:
Net investment income (loss)(d)	0.01		(0.01)	(0.05)	(0.05)	(0.00)
Net realized and unrealized gain (loss) on investments and foreign currencies	(4.44)		0.75	2.22	0.28	0.19

Total income (loss) from investment operations	(4.43)		0.74	2.17	0.23	0.19

Distributions from:
Net investment income	–		–	–	–	–
Net realized gain on securities	–		–	–	–	–

Total distributions	–		–	–	–	–

Net asset value at end of period	$9.98		$14.41	$13.67	$11.50	$11.27

TOTAL RETURN(a)	(30.74	)%(e)	5.41%	18.87%	2.04%	1.71%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.06%		1.00%	1.03%	1.01%	1.03%
Ratio of expenses to average net assets(c)	1.06%		1.00%	1.03%	1.01%	1.03%
Ratio of expense reductions to average net assets	0.01%		0.01%	0.02%	0.02%	0.01%
Ratio of net investment income (loss) to average net assets(b)	0.09%		(0.11)%	(0.39)%	(0.42)%	(0.02)%
Ratio of net investment income (loss) to average net assets(c)	0.09%		(0.11)%	(0.39)%	(0.42)%	(0.02)%
Portfolio turnover rate	150%		145%	163%	117%	56%
Number of shares outstanding at end of period (000’s)	56,476		63,061	70,630	89,433	107,429
Net assets at end of period (000’s)	$563,610		$908,590	$965,650	$1,028,643	$1,210,236

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by 0.07% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions (see Note 3).

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Aggressive Growth Fund					Small Cap Fund
	Year Ended May 31,			December 5, 2005* to May 31, 2006		Year Ended May 31,
	2009	2008	2007			2009	2008	2007	2006	2005

PER SHARE DATA
Net asset value at beginning of period	$11.17	$11.71	$10.22	$10.00		$9.82	$13.22	$12.64	$11.01	$9.75

Income (loss) from investment operations:
Net investment income (loss)(e)	(0.03)	(0.05)	(0.08)	(0.01)		0.03	0.04	0.01	0.00	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currencies	(3.17)	(0.49)	1.58	0.23		(2.98)	(2.04)	1.58	1.63	1.28

Total income (loss) from investment operations	(3.20)	(0.54)	1.50	0.22		(2.95)	(2.00)	1.59	1.63	1.26

Distributions from:
Net investment income	–	–	–	–		(0.04)	–	–	–	–
Net realized gain on securities	(0.92)	–	(0.01)	–		(0.44)	(1.40)	(1.01)	–	–

Total distributions	(0.92)	–	(0.01)	–		(0.48)	(1.40)	(1.01)	–	–

Net asset value at end of period	$7.05	$11.17	$11.71	$10.22		$6.39	$9.82	$13.22	$12.64	$11.01

TOTAL RETURN(a)	(26.42)%	(4.59)%	14.70%	2.20%		(29.56)%	(15.29)%	13.29%	14.80%	12.92	%(f)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(c)	0.99%	1.00%	1.00%	1.00	%(b)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets(d)	1.12%	1.14%	1.15%	3.18	%(b)	1.07%	1.05%	1.02%	1.02%	1.05%
Ratio of expense reductions to average net assets	0.01%	0.03%	0.02%	–		0.01%	0.00%	0.00%	–	–
Ratio of net investment income (loss) to average net assets(c)	(0.37)%	(0.52)%	(0.83)%	(0.80	)%(b)	0.40%	0.31%	0.04%	(0.02)%	(0.17)%
Ratio of net investment income (loss) to average net assets(d)	(0.50)%	(0.66)%	(0.98)%	(2.98	)%(b)	0.28%	0.21%	(0.03)%	(0.09)%	(0.27)%
Portfolio turnover rate	74%	98%	192%	28%		40%	119%	87%	83%	119%
Number of shares outstanding at end of period (000’s)	6,553	5,823	4,434	6,032		37,152	39,852	41,863	48,356	55,101
Net assets at end of period (000’s)	$46,179	$65,033	$51,911	$61,659		$237,444	$391,306	$553,319	$611,356	$606,923

*	Date Fund commenced operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Annualized
(c)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(d)	Excludes, if any, expense reimbursements and expense reductions.
(e)	The per share amounts are calculated using the average share method.
(f)	The Fund’s performance figure was decreased by less than 0.01% from losses on the disposal of investments in violation of investment restrictions.

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Index Fund					Small Cap Special Values Fund
	Year Ended May 31,					Year Ended May 31,			December 5, 2005* to May 31, 2006

	2009	2008	2007	2006	2005	2009	2008	2007

PER SHARE DATA
Net asset value at beginning of period	$15.80	$19.41	$17.24	$15.16	$13.97	$9.73	$12.62	$10.59	$10.00

Income (loss) from investment operations:
Net investment income (loss)(d)	0.18	0.23	0.21	0.15	0.11	0.10	0.12	0.13	0.02
Net realized and unrealized gain (loss) on investments and foreign currencies	(5.35)	(2.27)	2.93	2.51	1.21	(3.43)	(2.31)	2.01	0.58

Total income (loss) from investment operations	(5.17)	(2.04)	3.14	2.66	1.32	(3.33)	(2.19)	2.14	0.60

Distributions from:
Net investment income	(0.23)	(0.20)	(0.07)	(0.07)	(0.13)	(0.10)	(0.09)	(0.06)	(0.01)
Net realized gain on securities	(0.97)	(1.37)	(0.90)	(0.51)	–	(0.27)	(0.61)	(0.05)	–

Total distributions	(1.20)	(1.57)	(0.97)	(0.58)	(0.13)	(0.37)	(0.70)	(0.11)	(0.01)

Net asset value at end of period	$9.43	$15.80	$19.41	$17.24	$15.16	$6.03	$9.73	$12.62	$10.59

TOTAL RETURN(a)	(32.19)%	(10.71)%	18.66%	17.84%	9.46%	(33.97)%	(17.39)%	20.30%	6.02	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.47%	0.42%	0.43%	0.45%	0.46%	0.90%	0.90%	0.90%	0.90	%(f)
Ratio of expenses to average net assets(c)	0.47%	0.42%	0.43%	0.45%	0.46%	0.96%	0.92%	0.90%	2.30	%(f)
Ratio of expense reductions to average net assets	–	–	–	–	–	0.04%	0.03%	0.02%	–
Ratio of net investment income (loss) to average net assets(b)	1.65%	1.34%	1.20%	0.90%	0.78%	1.48%	1.09%	1.10%	2.91	%(f)
Ratio of net investment income (loss) to average net assets(c)	1.65%	1.34%	1.20%	0.90%	0.78%	1.42%	1.07%	1.10%	1.51	%(f)
Portfolio turnover rate	24%	20%	18%	22%	18%	67%	51%	64%	132%
Number of shares outstanding at end of period (000’s)	67,300	62,690	62,786	57,051	45,300	26,857	26,379	30,647	35,239
Net assets at end of period (000’s)	$634,336	$990,398	$1,218,827	$983,742	$686,567	$162,069	$256,767	$386,817	$373,291

*	Date Fund commenced operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursements, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
(f)	Annualized.

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small-Mid Growth Fund					Stock Index Fund
	Year Ended May 31,			December 5, 2005* to May 31, 2006		Year Ended May 31,
	2009	2008	2007			2009	2008	2007	2006	2005

PER SHARE DATA
Net asset value at beginning of period	$10.05	$11.65	$10.33	$10.00		$34.60	$39.80	$33.87	$32.17	$30.74

Income (loss) from investment operations:
Net investment income (loss)(d)	0.01	(0.03)	(0.02)	0.00		0.53	0.60	0.58	0.53	0.54
Net realized and unrealized gain (loss) on investments and foreign currencies	(2.98)	(1.57)	1.34	0.33		(12.20)	(3.30)	6.86	2.11	1.88

Total income (loss) from investment operations	(2.97)	(1.60)	1.32	0.33		(11.67)	(2.70)	7.44	2.64	2.42

Distributions from:
Net investment income	(0.01)	–	–	–		(0.70)	(0.61)	(0.31)	(0.25)	(0.54)
Net realized gain on securities	(0.28)	–	–	–		(3.17)	(1.89)	(1.20)	(0.69)	(0.45)

Total distributions	(0.29)	–	–	–		(3.87)	(2.50)	(1.51)	(0.94)	(0.99)

Net asset value at end of period	$6.79	$10.05	$11.65	$10.33		$19.06	$34.60	$39.80	$33.87	$32.17

TOTAL RETURN(a)	(29.01)%	(13.73)%	12.78%	3.30%		(32.99)%	(6.98)%	22.37%	8.27%	7.89%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.00%	1.00%	1.00%	1.00	%(e)	0.39%	0.35%	0.35%	0.36%	0.38%
Ratio of expenses to average net assets(c)	1.15%	1.03%	1.01%	2.49	%(e)	0.39%	0.35%	0.35%	0.36%	0.38%
Ratio of expense reductions to average net assets	0.06%	0.01%	0.01%	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.01%	(0.33)%	(0.20)%	(0.49	)%(e)	2.31%	1.64%	1.58%	1.57%	1.72%
Ratio of net investment income (loss) to average net assets(c)	(0.14)%	(0.36)%	(0.21)%	(1.98	)%(e)	2.31%	1.64%	1.58%	1.57%	1.72%
Portfolio turnover rate	91%	196%	83%	277%		7%	5%	4%	7%	5%
Number of shares outstanding at end of period (000’s)	11,464	11,803	13,987	18,720		130,783	124,600	133,576	140,078	138,996
Net assets at end of period (000’s)	$77,843	$118,628	$162,946	$193,337		$2,493,280	$4,311,083	$5,316,922	$4,744,289	$4,471,146

*	Date Fund commenced operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Annualized.

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Value Fund
	Year Ended May 31,
	2009		2008	2007	2006		2005

PER SHARE DATA
Net asset value at beginning of period	$11.01		$13.41	$12.19	$11.15		$9.99

Income (loss) from investment operations:
Net investment income (loss)(d)	0.15		0.15	0.08	0.14		0.06
Net realized and unrealized gain (loss) on investments and foreign currencies	(3.76)		(1.65)	3.10	1.07		1.42

Total income (loss) from investment operations	(3.61)		(1.50)	3.18	1.21		1.48

Distributions from:
Net investment income	(0.09)		(0.04)	(0.24)	(0.05)		(0.01)
Net realized gain on securities	(0.11)		(0.86)	(1.72)	(0.12)		(0.31)

Total distributions	(0.20)		(0.90)	(1.96)	(0.17)		(0.32)

Net asset value at end of period	$7.20		$11.01	$13.41	$12.19		$11.15

TOTAL RETURN(a)	(32.55	)%(f)	(11.44)%	28.42%	10.92	%(e)	14.83	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85%		0.88%	1.03%	0.92%		1.28%
Ratio of expenses to average net assets(c)	0.94%		0.93%	1.03%	0.92%		1.39%
Ratio of expense reductions to average net assets	–		–	–	–		–
Ratio of net investment income (loss) to average net assets(b)	1.89%		1.39%	0.65%	1.29%		0.60%
Ratio of net investment income (loss) to average net assets(c)	1.79%		1.34%	0.64%	1.29%		0.49%
Portfolio turnover rate	173%		142%	116%	76%		144%
Number of shares outstanding at end of period (000’s)	21,631		25,199	6,691	16,214		2,053
Net assets at end of period (000’s)	$155,725		$277,346	$89,740	$197,648		$22,890

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(f)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions (see Note 3).

VALIC Company I

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of VALIC Company I:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the thirty-three funds constituting VALIC Company I, formerly known as AIG Retirement Company I (hereafter referred to as the “Series”) at May 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated in the two years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before May 31, 2007 were audited by another independent registered public accounting firm whose report, dated July 25, 2007, expressed an unqualified opinion on those statements and financial highlights.

PricewaterhouseCoopers LLP

Houston, Texas

July 29, 2009

VALIC Company I

ADVISORY CONTRACT DISCLOSURE IN ANNUAL REPORT FOR PERIOD ENDED MAY 31, 2009

At a meeting held on April 27-28, 2009, the Board of Directors, including the Independent Directors, approved the SunAmerica Sub-Advisory Agreement with respect to the Fund. The Board considered that SunAmerica would replace AIGGIC as the sub-adviser responsible for the day-to-day management of the Fund.

The Board received materials relating to certain factors the Board considered in determining to approve the SunAmerica Sub-Advisory Agreement. Those factors included: (1) the nature, extent and quality of services to be provided by SunAmerica; (2) SunAmerica’s sub-advisory fee rate compared to the sub-advisory fee rates of a peer group of funds with similar investment objectives (“Sub-Advisory Expense Group”), as selected by an independent third-party provider of investment company data; (3) the investment performance of the Fund compared to performance of comparable funds in the Lipper VA General U.S. Government Funds category (“Performance Group”) and against the Fund’s current benchmark, the Barclays Capital US Government Bond Index; (4) the costs of services and the benefits potentially to be derived by SunAmerica, (5) whether the Fund will benefit from possible economies of scale by engaging SunAmerica as a sub-adviser; (6) the profitability of VALIC and SunAmerica; and (7) the terms of the SunAmerica Sub-Advisory Agreement.

The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of the approval of the SunAmerica Sub-Advisory Agreement. The matters discussed below were also considered separately by the Independent Directors in executive session.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Fund by SunAmerica. The Board also considered that SunAmerica’s management of the Fund is subject to the oversight of VALIC and the Board, and the Fund must be managed in accordance with the investment objectives, policies and restrictions set forth in the Fund’s prospectuses and statements of additional information. The Board noted that the proposed change to SunAmerica as sub-adviser would not result in any modifications to the Fund’s investment objective or principal investment strategies. The Board considered information provided to them regarding the services to be provided by SunAmerica. In this regard, the Board took into account its familiarity with SunAmerica and its operations through SunAmerica’s service as administrator to VC I and to VALIC Company II and as sub-adviser to certain other funds in the VALIC complex.

The Board considered the qualifications, background and responsibilities of SunAmerica’s investment and compliance personnel who would be responsible for providing investment management services to the Fund. The Board also took into account the financial condition of SunAmerica and its affiliates. The Board considered that the portfolio manager currently responsible for the day-to-day management of the Fund, Mr. Michael Cheah, would continue as the Fund’s portfolio manager following the sub-adviser change. It was noted that SunAmerica and AIGGIC, affiliated companies, have entered into an agreement under which each makes the services of certain investment personnel available to the other adviser for the purpose of advising its respective clients. Mr. Cheah currently provides portfolio manager responsibilities for AIGGIC with respect to the Fund on a day-to-day basis, but is employed by SunAmerica.

The Board, including a majority of the Independent Directors, concluded that the scope and quality of advisory services to be provided by SunAmerica under the SunAmerica Sub-Advisory Agreement would be of at least the same level as currently provided under the AIGGIC Sub-Advisory Agreement.

Fees and Expenses; Investment Performance. The Board received and reviewed information regarding the Fund’s sub-advisory fee rate compared against the Sub-Advisory Expense Group. The Board noted that the Fund’s sub-advisory fees were above the median of its Sub-Advisory Expense Group. The Board also considered the affiliation of SunAmerica with VALIC, noting any potential conflicts of interest. The Board took into account that the sub-advisory fee rate under the SunAmerica Sub-Advisory Agreement is identical to the sub-advisory fee rate under the current AIGGIC Sub-Advisory Agreement. The Board also considered that the sub-advisory fees are paid by VALIC out of its advisory fees it receives from the Fund and that they are not paid by the Fund. The Board concluded that the sub-advisory fee for the Fund is fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

The Directors also considered the performance of the Fund as compared to its Peer Group and benchmark. It was noted that Fund underperformed the Barclays Capital U.S. Government Bond Index for the one- and three-year periods and for the most recent quarter ended March 31, 2009. It noted, however, that the Fund outperformed the Lipper General U.S. Government Funds VA Category Average for the one- and three-year periods. The Directors also noted that they review on a regular basis detailed information about the Fund’s performance results and investment strategy. The Board took into account the performance of the Fund since Mr. Cheah began been managing the Fund in March 2007. The Board concluded that the Fund’s performance was satisfactory.

Cost of Services and Benefits Derived and Profitability/Economies of Scale. The Board was provided information related to the cost of services and benefits derived in connection with the SunAmerica Sub-Advisory Agreement. It was noted that the Fund pays SunAmerica an annual fee of approximately 0.07% based on the Fund’s average daily net assets, for the provision of certain accounting and administrative services. Out of the fee SunAmerica receives from the Funds, SunAmerica compensates VALIC for certain administrative services and the Fund’s custodian, State Street Bank and Trust Company for calculation of the daily net asset value. Management reported that it believed that any indirect costs are inconsequential to the analysis of the adequacy of the advisory fees and that any collateral benefits derived as a result of providing advisory services to the Fund are de minimis.

The Board noted that the sub-advisory fee rate would be the same as the sub-advisory fee rate under the AIGGIC Sub-Advisory Agreement. The Board considered information provided by management with respect to SunAmerica and its affiliates’ profitability from their relationship with the Fund. It was noted that in addition to its role as sub-adviser, SunAmerica serves as administrator to the VC I and VALIC Company II funds, including the Fund. Because the sub-advisory fees are paid by VALIC and not by the Fund and also because neither the advisory fee nor the sub-advisory fee rate would change, the Directors determined that the costs of the services to be provided by SunAmerica and the profitability to SunAmerica from its relationship with the Fund was not a material factor in their deliberations with respect to consideration of approval of the SunAmerica Sub-Advisory Agreement. For similar reasons, the Board also concluded that the potential for economies of scale in SunAmerica’s management of the Fund was not a material factor in approving the SunAmerica Sub-Advisory Agreement, although it was noted that the Fund’s advisory and sub-advisory fee rates contain breakpoints.

Terms of the SunAmerica Sub-Advisory Agreement. The Board reviewed the terms of the SunAmerica Sub-Advisory Agreement, including the duties and responsibilities undertaken by SunAmerica. It also noted the material differences between the terms of the SunAmerica Sub-Advisory Agreement and the AIGGIC Sub-Advisory Agreement. The Board concluded that the terms of the SunAmerica Sub-Advisory Agreement were reasonable.

VALIC Company I

ADVISORY CONTRACT DISCLOSURE IN ANNUAL REPORT FOR PERIOD ENDED MAY 31, 2009 — (continued)

Conclusions. In reaching its decision to approve of the SunAmerica Sub-Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Director may have contributed different weight to the various factors. Based upon the materials it reviewed, the representations made to it, the considerations described above, and their deliberations, the Board, including the Independent Directors, concluded that it was in the best interests of the Fund and its shareholders to approve the SunAmerica Sub-Advisory Agreement.

VALIC Company I

DIRECTOR AND OFFICER INFORMATION — May 31, 2009 (Unaudited)

Name, Birth Date and Address*	Position Held With VALIC Complex	Term of Office and Length of Time Served(4)	Principal Occupations During Past Five Years	Number of Funds in Fund Complex Overseen by Director(2)	Other Directorships Held by Director(3)
Independent Directors
Thomas J. Brown DOB: December 24, 1945	Director	2005- Present	Retired. Formerly, Chief Operating Officer and Chief Financial Officer, American General Asset Management (Investment Management), (2000-2002).	48	Trustee, Merrimac Funds, a mutual fund company (2004-Present).
Dr. Judith L. Craven DOB: October 6, 1945	Director	1998- Present	Retired Administrator.	87	Director, Belo Corporation, a media company (1992-Present); Director SYSCO Corporation, a food marketing and distribution company (1996-Present); Director, Luby’s, Inc., a restaurant chain (1998-Present).
William F. Devin DOB: December 30, 1938	Chairman and Director(5)	2001- Present	Retired.	88	Member, Board of Governors, Boston Stock Exchange (1985-Present).
Dr. Timothy J. Ebner DOB: July 15, 1949	Director	1998- Present	Professor and Head, Department of Neuroscience (1980-Present), and Visscher Chair of Physiology, University of Minnesota (1999-Present).	48	None.
Judge Gustavo E. Gonzales, Jr. DOB: July 27, 1940	Director	1998- Present	Attorney At Law, General Practice (2005-Present) Formerly, Municipal Court Judge, Dallas, TX (1995-2004)	48	None.
Dr. John Wm. Lancaster DOB: December 15, 1923	Director	1984- Present	Pastor Emeritus (1997-Present) and formerly Director of Planned Giving (1997-2005), First Presbyterian Church, Houston, TX.	48	None.
Kenneth J. Lavery DOB: December 30, 1949	Director	2001- Present	Vice President, Massachusetts Capital Resources Co. (1982-Present).	48	None.
Dr. John E. Maupin, Jr. DOB: October 28, 1946	Director	1998- Present	President, Morehouse School of Medicine, Atlanta, Georgia (2006-Present). Formerly, President, Meharry Medical College, Nashville, Tennessee (1994-2006).	48	Director, LifePoint Hospitals, Inc. (2005-Present); Director, HealthSouth Corp. (2004-Present).
Interested Directors
Peter A. Harbeck(1) DOB: January 23, 1954	Director	2001- Present	President, CEO and Director, SAAMCo (1995-Present); Director, SunAmerica Capital Services, Inc. (“SACS”) (1993-Present); President and CEO, AIG Advisor Group, Inc. (2004-Present)	96	None.
Officers
Kurt Bernlohr DOB: May 27, 1961	President and Principal Executive Officer	2009- Present

President VALIC Financial Advisors, Inc. (2009-Present); President, VALIC Retirement Services Company (2009-Present); Senior Vice President (2009-Present); Vice President (2004-2009), Associate General Counsel (2000-2004), VALIC

				N/A	N/A

VALIC Company I

DIRECTOR AND OFFICER INFORMATION — May 31, 2009 (Unaudited) — (continued)

Name, Birth Date and Address*	Position Held With VALIC Complex	Term of Office and Length of Time Served(4)	Principal Occupations During Past Five Years	Number of Funds in Fund Complex Overseen by Director(2)	Other Directorships Held by Director(3)
Officers
John Packs DOB: December 9, 1955	Vice President and Senior Investment Officer	2001- Present	Senior Investment Officer, VALIC (2001-Present).	N/A	N/A
Gregory R. Kingston DOB: January 18, 1966	Treasurer and Principal Financial Officer	2000- Present	Vice President, SAAMCo (2001-Present).	N/A	N/A
Nori L. Gabert DOB: August 15, 1953	Vice President, Chief Legal Officer and Secretary	2000- Present	Vice President and Deputy General Counsel, SAAMCo (2005-Present); Vice President and Senior Counsel SAAMCo (2001-2005).	N/A	N/A
Gregory N. Bressler DOB: November 17, 1966	Vice President	2005- Present	Senior Vice President and General Counsel, SAAMCo (June 2005 to Present); Formerly Vice President and Director of U.S. Asset Management Compliance, Goldman Sachs Asset Management (June 2004 to June 2005); Deputy General Counsel, Credit Suisse Asset Management LLC (June 2000 to June 2004).	N/A	N/A
Cynthia A. Skrehot DOB: December 6, 1967	Vice President and Chief Compliance Officer (“CCO”)	2002- Present	Vice President, SAAMCo and VALIC (August 2002-Present).	N/A	N/A
Matthew J. Hackethal DOB: December 31, 1971	Anti-Money Laundering Compliance Officer	2007- Present	Senior Compliance Manager, SAAMCo (November 2006 to Present); Formerly Vice President, Credit Suisse Asset Management (May 2001 to October 2006); CCO, Credit Suisse Alternative Funds (November 2005 to October 2006); CCO, Credit Suisse Asset Management Securities, LLC (April 2004 to August 2005)	N/A	N/A
Donna M. Handel DOB: June 25, 1966	Vice President and Assistant Treasurer	2001- Present	Senior Vice President, SAAMCo (December 2004 to present); Vice President, SAAMCo (August 1997 to December 2004).	N/A	N/A
*	The business address for each Director and Officer is, 2929 Allen Parkway, Houston, TX, 77019.
(1)	Interested Director, as defined within the Investment Company Act of 1940 (the “1940 Act”), because of current employment with SAAMCo, an affiliated company with VALIC.
(2)	The “Fund Complex” consists of all registered investment company portfolios for which VALIC or an affiliated person of VALIC serves as investment adviser or administrator. The “Fund Complex” includes the AIG Series Trust, Inc. (3 funds), SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (5 funds), SunAmerica Money Market Funds, Inc. (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Focused Series, Inc. (17 portfolios), SunAmerica Focused Alpha Growth Fund, Inc. (1 Fund), SunAmerica Focused Alpha Large-Cap Fund, Inc. (1 fund), Anchor Series Trust (9 portfolios), Seasons Series Trust (24 portfolios), SunAmerica Series Trust (35 portfolios), Valic Company I (33 funds), Valic Company II (15 funds), AIG Strategic Hedge Fund of Funds (1 fund) and Brazos Mutual Funds (4 funds).
(3)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “public companies”) or other investment companies registered under the 1940 Act.
(4)	Directors serve until their successors are duly elected and qualified.
(5)	Effective July 27, 2005, Mr. Devin became Chairman of the Board.

Additional Information concerning the Directors and Officers is contained in the Statement of Additional Information and is available without charge by calling 1-800-448-2542.

VALIC Company I

SHAREHOLDER TAX INFORMATION (Unaudited)

Certain tax information regarding the VALIC Company I Series is required to be provided to the shareholders based upon each Fund’s income and distributions for the year ended May 31, 2009.

The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2009, which will be made available after the end of the calendar year.

During the year ended May 31, 2009 the Funds paid the following long-term capital gains dividends along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

Fund	Net Long-term Capital Gains	Foreign Tax Credit*	Foreign Source Income	Qualifying% for the 70% Dividends Received Deduction
Asset Allocation	$3,551,397	$—	$—	26.35%
Blue Chip Growth	260,752	—	—	100.00
Broad Cap Value	537	—	—	100.00
Capital Conservation	—	—	—	0.00
Core Equity	—	—	—	100.00
Core Value	6,721,872	—	—	100.00
Foreign Value	60,664,948	501,930	19,660,647	0.00
Global Equity	10,192,350	—	—	18.66
Global Real Estate	16,652	201,854	7,070,368	2.99
Global Social Awareness	22,535,717	421,981	8,751,075	18.16
Global Strategy	7,593,756	412,854	5,214,408	1.28
Government Securities	—	—	—	0.00
Growth	—	—	—	0.00
Growth & Income	3,477,387	—	—	100.00
Health Sciences	11,883,328	—	—	11.41
Inflation Protected	—	—	—	2.07
International Equities	107,153,763	675,152	22,320,658	1.67
International Government Bond	41,225	—	—	0.00
International Growth I	—	490,323	10,416,914	1.69
Large Cap Core	4,417,865	—	—	51.72
Large Capital Growth	9,264,508	—	—	100.00
Mid Cap Index	201,074,114	—	—	33.09
Mid Cap Strategic Growth	15,242,415	—	—	10.28
Money Market I	—	—	—	0.00
NASDAQ 100 Index	917,340	—	—	100.00
Science & Technology	—	—	—	0.00
Small Cap Aggressive Growth	873,638	—	—	2.34
Small Cap	16,130,807	—	—	92.50
Small Cap Index	58,341,623	—	—	19.93
Small Cap Special Values	6,098,837	—	—	45.17
Small-Mid Growth	1,329,698	—	—	23.71
Stock Index	356,903,944	—	—	100.00
Value	2,587,864	—	—	91.41

*	The Funds make an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid to shareholders.

VALIC Company I

COMPARISONS: FUNDS VS. INDEXES (Unaudited)

In the following pages, we have included graphs that compare the Fund’s performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in each Fund versus the same $10,000 investment in comparable market indices. Descriptions of these market indices are provided below the individual graphs. It is important to note that the VC I Funds are professionally managed mutual funds while the indices are not available for investment and are unmanaged.

Please note that the graphs and tables that accompany the following investment comments include all fund expenses, but do not reflect the charges imposed by the variable annuity contract or variable life insurance policy (collectively, the “Contracts”), a qualifying employer-sponsored retirement plan (the “Plans”), or Individual Retirement Accounts (“IRAs”). All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indices.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

VALIC Company I Asset Allocation Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The Asset Allocation Fund posted a return of -16.41% for the twelve-month period ending May 31, 2009, compared to a return of -32.57% for the S&P 500® Index and -17.05% for the Blended Index.

The Fund consists of four equity components, a cash component, and a fixed income component. For the first third of the year, equities were slightly underweighted at 52-53%. The equity exposure was allowed to grow through the middle of the year to 60%, cut back to 56% in March, and grown to 62% at the end of the year. The equity portion of the Fund consists of a research enhanced index component, a quantitative growth component, a quantitative value component, and a component which, for most of the year, tracked the MSCI EAFE Index through the use of ETFs (exchange traded funds).

The growth and value equity components both contributed to the out-performance of the Fund compared to its blended benchmark.

The Barclays Capital U.S. Aggregate Bond Index, a measure of the overall U.S. fixed income market, rose 5.36%. The fixed income component of the Fund underperformed the index, returning -0.27%. The 12-month period was witness to extremely tumultuous markets by any standards. Credit of any kind was severely punished as the difficulties in the mortgage and housing markets spilled over into the broader economy. Most fixed income asset classes, other than US Treasuries, suffered dramatic underperformance during this period. Thus, the funds exposure to lower quality securities was the primary detractor to returns. Sector and security selection also negatively impacted performance as very few sectors and securities were left unscathed. Positively, the funds overall yield continued to provide a cushion during this difficult period.

For the year ended May 31, 2009, the Asset Allocation Fund returned -16.41% compared to -17.05% for the Blended Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Blended Index for Asset Allocation Fund consists of the S&P 500® Index (55%), the Barclays Capital U.S. Aggregate Bond Index (35%), and the T-Bill 3 Month Index (10%).

***	The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index that is composed of securities from Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

Average Annual Total Returns as of May 31, 2009
1 Year	5 Years	10 Years
-16.41%	1.43%	1.72%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Blue Chip Growth Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with T. Rowe Price Associates, Inc.

The Blue Chip Growth Fund posted a return of -30.63% for the twelve-month period ending May 31, 2009, compared to a return of -32.57% for the S&P 500® Index.

The twelve-month period ending May 31, 2009, saw the emergence of one of the greatest financial and economic crises of the postwar era. In this exceptionally challenging environment, both the Fund and the S&P 500® posted significant negative returns, but the Fund’s holdings held their value better than their benchmark peers. Broadly speaking, the out-performance was due to sector allocation. Financials, information technology, and healthcare were the leading relative contributors, while consumer staples and energy detracted.

Financials was the most significant contributor over the past twelve months, due to a favorable strong stock selection and an overweight in certain holdings in the troubled sector. Goldman Sachs and IntercontinentalExchange proved especially beneficial here. Though down on an absolute basis, Goldman significantly outpaced its peers. IntercontinentalExchange, posted record revenue during the most recent quarter. The fund also benefited by limiting exposure to Citigroup. Over the course of the period, the Fund had an average underweight to this sector.

Information technology also boosted relative results, due to stock selection and an overweight in certain holdings. Leading stocks here included Research in Motion, Apple, and Juniper Networks. During the period, a position in non-benchmark holding Research in Motion, the maker of the Blackberry, was initiated. Apple also outperformed the S&P 500’s information technology sector. Information technology is the Fund’s most significant overweight relative to our less growth-oriented benchmark.

The Fund’s underweight position in consumer staples was the primary detractor. Though this defensive sector was a top performer during the period as a whole, recent underperformance indicates that investors were using it as a safe haven, leading to inflated valuations. Accordingly, the Fund will maintain its underweight in this sector.

An overweight to the defensive healthcare sector also helped relative performance, but that benefit was significantly mitigated by weak stock choices in the sector. A leading culprit here was Celgene.

For the year ended May 31, 2009, the Blue Chip Growth Fund returned -30.63% compared to -32.57% for the S&P 500® Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

Average Annual Total Returns as of May 31, 2009
1 Year	5 Years	Since Inception*
-30.63%	-1.27%	-3.42%
*	Inception date of Fund: November 1, 2000

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Broad Cap Value Income Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with Barrow, Hanley, Mewhinney & Strauss, Inc.

The Broad Cap Value Income Fund posted a return of -30.34% for the twelve-month period ending May 31, 2009, compared to a return of -35.35% for the Russell 1000® Value Index.

Performance of stock selections in the consumer discretionary sector, especially holdings in Family Dollar Stores, Advance Auto Parts and International Game Technology, were the largest positive influences on relative performance during the period. Consumer staples/tobacco holding UST Inc., which was sold during the period, also added positive value. Continued overweighting within healthcare and underweighting within financials (the worst performing sector in the index) also boosted relative performance during the 12-month period. Other holdings that contributed positively to performance include Microsoft, Intel and Chesapeake Energy.

The only areas of significant detraction were relative weightings within the energy and industrials sectors though stock selection within industrials more than offset that detraction. Stock selection in information technology also detracted, but that was more than offset by the positive contribution from the Fund’s overweight in this sector. Individual detractors during the period included SLM Corporation, ConocoPhillips and Citigroup.

For the year ended May 31, 2009, the Broad Cap Value Income Fund returned -30.34% compared to -35.35% for the Russell 1000® Value Index.

*	The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Returns as of May 31, 2009
1 Year	Since Inception*
-30.34%	-6.75%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Capital Conservation Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The Capital Conservation Fund posted a return of -0.06% for the twelve-month period ending May 31, 2009, compared to a return of 5.36% for the Barclays Capital U.S. Aggregate Bond Index.

Sector selection had a negative impact on the performance of the Fund during the one year period. In particular, exposure to the bank and financial sectors detracted from performance.

Security selection also had negative overall impact on Fund performance for the period. Positions in Lehman Brothers, which filed for bankruptcy in September 2008, as well Commercial Mortgage Backed Securities positions issued by JP Morgan and Wells Fargo were the top detractors from performance. Detailed performance reveals that top contributors to performance for the year were US Treasury securities, mortgages issued by FNMA and FHLMC, and a position in Citigroup subordinated debt.

In addition, mark-to-market adjustments in a cash collateral vehicle held by the Fund pursuant to the VC I securities lending program detracted from performance.

The higher yielding nature of the Fund was a positive contributor to performance.

For the year ended May 31, 2009, the Capital Conservation Fund returned -0.06% compared to 5.36% for the Barclays Capital U.S. Aggregate Bond Index.

*	The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index that is composed of securities from Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

Average Annual Total Returns as of May 31, 2009
1 Year	5 Years	10 Years
-0.06%	2.85%	4.35%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Core Equity Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with BlackRock Investment Management, LLC

The Core Equity Fund posted a return of -32.34% for the twelve-month period ending May 31, 2009, compared to a return of -32.95% for the Fund’s benchmark, the Russell 1000® Index.

Sector selection played a role in the Fund’s performance against the benchmark. Positive relative returns resulted from a continued underweight to financials (banks, REITS, diversified financials) and an overweight to information technology (notably software and services) as well as an underweight to industrials. Negative contributors at the sector level included an overweight to healthcare, underweight in both consumer staples and telecommunication services.

Regarding financials, the portfolio remains underweight given concern over credit overhang, non-fundamentally based ramp up in valuations over the last few months, as well as ongoing revenue growth questions. The portfolio remains overweight in the information technology sector.

Stock selection in healthcare enhanced returns (notably pharmaceuticals — Schering-Plough Corp, and managed care — Express Scripts). Additionally, an overweight in Sprint Nextel, lack of exposure to Citigroup and overweight to Travelers Cos. were the top contributors.

Detracting from performance at the stock level included the overweight to United States Steel Corp, Xerox Corp, an underweight to Alcoa Inc and an overweight to Capital One Financial.

The markets experienced unprecedented volatility over the reporting period which included the credit crisis and subsequent global policy response. The portfolio continues to rely on a disciplined investment process and on the importance of portfolio construction and risk management to strive to deliver consistent out-performance to our clients over the long term.

For the year ended May 31, 2009, the Core Equity Fund returned
 -32.34% compared to -32.95% for the Russell 1000® Index.

*	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents 92% of the total market capitalization of the Russell 3000® Index.

Average Annual Total Returns as of May 31, 2009
1 Year	5 Years	10 Years
-32.34%	-3.79%	-3.99%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Core Value Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with American Century Investment Management, Inc.

The Core Value Fund posted a return of -32.20% for the twelve-month period ending May 31, 2009, compared to a return of -32.57% for the S&P 500® Index, a return of -35.35% for the Russell 1000® Value Index and a return of -33.95% for the Blended Index.

Every sector in the Fund suffered steep declines during the period. However, the Fund outperformed the Blended Index in terms of its sector selection and weightings. In terms of sector allocation, an overweight in the telecommunications sector (particularly in diversified telecommunications services) was the largest positive contributor. Overweight positions in the energy and consumer discretionary sectors also boosted relative progress. Detracting from performance versus the Blended Index was an underweight in the consumer staples sector.

Favorable security selection among financials companies, especially insurance and capital markets names, was the largest contributor to relative performance. A notable positive contributor was JPMorgan Chase, however holdings Citigroup, Goldman Sachs Group and Bank of America detracted significantly from performance.

Specialty retailer Gap was a top contributor. Also adding to relative returns was biotechnology company Amgen, which has held up well in the difficult economic environment. In addition, the Fund benefited from a position in Pepsi Bottling Group.

For the year ended May 31, 2009, the Core Value Fund returned
-32.20% compared to -32.57% for the S&P 500® Index, a return of -35.35% for the Russell 1000® Value Index and a return of -33.95% for the Blended Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forcasted growth values.

***	The Blended Index for Core Value Fund consists of the S&P® 500 Index (50%) and the Russell 1000® Value Index (50%).

Average Annual Total Returns as of May 31, 2009
1 Year	5 Years	Since Inception*
-32.20%	-2.67%	-2.22%
*	Inception date of Fund: December 11, 2000

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Foreign Value Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with Templeton Global Advisors Limited

The Foreign Value Fund posted a return of -30.15% for the twelve-month period ending May 31, 2009, compared to a return of -36.61% for the Morgan Stanley Capital International Europe, Australasia and the Far East (“MSCI EAFE”) Index.

There were several detractors from the Fund’s absolute and relative performance during this time. For example, the materials and financials sector holdings trailed the index’s sector returns. Although an underweighting in these sectors was beneficial, stock selection negatively impacted relative returns. The Fund’s investment in UPM-Kymmene hurt returns. Within the beleaguered financials sector, Dutch banking and insurance conglomerate ING Groep hindered results. Investments in the consumer staples sector also detracted from the Fund’s performance as a result of low exposure to this typically defensive area.

Several factors favorably affected Fund performance. From a geographic perspective, European investments helped relative performance due to stock selection, particularly in the U.K. and France. Stock selection in Asia and an overweight in that region also helped relative results. In particular, allocations to India, China and non-index component Taiwan contributed to relative performance. Although stock selection and an underweighted position in Australia detracted from returns, the Fund’s exposure to South Africa and Israel (the latter country not part of the index) were additive to performance.

The utilities sector was underweight versus the MSCI EAFE Index, although stock selection drove relative out-performance in the sector. An overweight of the healthcare sector contributed to relative out-performance during the Fund’s period. Stock selection and an overweighting in consumer discretionary stocks helped relative performance. Kingfisher, a global home improvement retailer, made a significant positive contribution to returns. The Fund’s information technology stocks performed significantly better than those in the benchmark index.

The Fund’s industrial stocks also performed better than those of the benchmark index despite absolute losses. Shanghai Electric Group was another positive contributor to relative performance, as its stock surged.

For the year ended May 31, 2009, the Foreign Value returned -30.15% compared to -36.61% for the MSCI EAFE Index.

*	The Morgan Stanley Capital International, Europe, Australasia, and the Far East Index (MSCI EAFE) is comprised of 21 Morgan Stanley Capital International country indices and measures the performance of approximately 1,000 large-cap stocks.

Average Annual Total Returns as of May 31, 2009
1 Year	Since Inception*
-30.15%	-2.66%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Global Equity Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with Putnam Investment Management, LLC

The Global Equity Fund posted a return of -39.30% for the twelve-month period ending May 31, 2009, compared to a return of -34.83% for the Morgan Stanley Capital International (“MSCI”) World Index.

Relative strength in the MSCI World Index was seen in the healthcare and consumer staples sectors. The conglomerates and financials sectors underperformed the benchmark the most during the period.

Sector allocation was negative overall during the period, and underweights to basic materials and consumer staples hindered performance. Conversely, an underweight to the conglomerates sector, one of the worst performing sectors, contributed to relative performance.

Stock selection within the Fund was the strongest in the capital goods and healthcare sectors. These strengths, however, were offset by unsuccessful selection within transportation, financials, and basic materials.

Within healthcare, overweight positions in Johnson & Johnson, Pfizer and Eli Lilly were top contributors for the period. Additionally, overweight positions in Lockeheed Martin and L-3 Communications enhanced results.

Alternatively, overweight positions in D/S Norden and Mitsui OSK Lines were among the top detractors. Within financials, a sector that performed very poorly during the period, overweight positions in Royal Bank of Scotland, Swiss Reinsurance, 3I Group, KBC Groep, Alpha Bank, and Allied Irish Banks dragged on results.

Currency exposure had a negative effect on performance, particularly an overweight to the Australian dollar and an underweight to the Japanese yen.

For the year ended May 31, 2009, the Global Equity Fund returned
-39.30% compared to -34.83% for the Morgan Stanley Capital International (MSCI) World IndexSM .

*	The Morgan Stanley Capital International (MSCI) World IndexSM measures the performance of companies representative of the developed market countries in North America, Europe and Asia/Pacific regions.

Average Annual Total Returns as of May 31, 2009
1 Year	Since Inception*
-39.30%	-7.20%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Global Real Estate Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Global Real Estate Fund posted a return of -41.58% for the twelve-month period ending May 31, 2009, compared to a return of -43.41% for the Financial Times Stock Exchange European Public Real Estate Association/National Association of Real Estate Investment Trusts (“FTSE EPRA/NAREIT”) Global Real Estate Composite Index.

A discussion with Invesco Aim Capital Management, Inc. — regarding their portion of the Fund (the “portfolio”)

While a severe global economic slowdown persisted during the twelve-month reporting period, a significant stock market rally began late in the period on March 9, 2009. The current recession, however, affected real estate demand and rental rates which declined in many markets. Toward the end of the period, modest improvements in credit markets and increased access to capital through debt refinancing and secondary equity offerings benefited Real Estate Investment Trust (“REIT”) performance. In this volatile environment, the portfolio had negative returns but outperformed the Fund’s benchmark.

Out-performance was largely driven by the portfolio’s defensive posturing during the reporting period. Specifically, a minor cash weight and an overweight to the healthcare property sector positively impacted relative performance. Security selection within the mixed-use industrial/office and apartment property sectors was also a relative contributor. Apartment REITs AvalonBay Communities Inc. and Home Properties Inc. were among the top contributors to portfolio performance during the period.

The portfolio underperformed by the widest margin in the office property sector, driven by stock selection. SL Green Realty Corp was the top detractor to performance in this sector. The portfolio’s lack of home financing stocks and relative underweight positions in the specialty and freestanding property sectors hurt performance during the period.

At the close of the period, the portfolio continued to be underweight in lodging — resorts, specialty properties and shopping centers sectors. The portfolio still does not invest in home financing or home builders. Relative to the benchmark, the portfolio is overweight in healthcare, apartment and office REITs.

A discussion with Goldman Sachs Asset Management, L.P. — regarding their portion of the Fund (the “portfolio”)

The deteriorating global economic environment and rising unemployment led to downward pressure on occupancies, rents and property values. In addition, the credit markets in most countries remained dislocated, with access to capital not only limited but costly as well.

In terms of the individual regions, China performed the best within the benchmark, with a decline of -2.8%. Asia ex-Pacific outperformed with Hong Kong, Japan and Singapore returning -22.1%, -36.1% and -36.5%, respectively. Canada modestly underperformed with a decline of -41.1%. Europe underperformed with Continental Europe returning -43.1% and the UK returning -59.0%. In the Pacific, Australia was the worst performing market, declining -57.9%.

For the period, stock selection contributed positively in Europe and Canada. From a country allocation perspective, an overweight to Hong Kong contributed positively as did underweight positions in the UK and Australia. Additionally, a higher than average cash weighting in the portfolio as a result of daily inflows, contributed positively to performance. Conversely, stock selection in Japan (underweight Nippon Building Fund), Australia (overweight Valad Property Group), Hong Kong (underweight Link REIT) and Singapore (underweight CapitaLand) detracted from performance, as did an underweight position in China.

For the year ended May 31, 2009, the Global Real Estate Fund returned -41.58% compared to -43.41% for the FTSE EPRA NAREIT Global Real Estate Composite Index.

*

The FTSE EPRA NAREIT Global Real Estate Composite Index is designed to track the performance of listed real estate companies and REITs worldwide. The series acts as a performance measure of the overall market.

Average Annual Total Returns as of May 31, 2009
1 Year	Since Inception*
-41.58%	-29.22%
*	Inception date of Fund: March 10, 2008

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Global Social Awareness Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The Global Social Awareness Fund posted a return of -34.56% for the twelve-month period ending May 31, 2009, compared to a return of -34.83% for the Morgan Stanley Capital International (MSCI) World Index.

This slight out-performance versus the MSCI World Index is due to two conflicting factors, stock selection and country weightings. The country weights detracted, while stock selection contributed to Fund performance. Over the past year, the country that had the greatest impact on performance was Japan. The overweighting of Japan also detracted from Fund performance.

Once again, stock selection was a positive, offsetting entirely the country bias. Two names in particular warrant mentioning, JP Morgan Chase & Co. (JPM) and HSBC Holdings (HSBA LN), which both contributed to Fund performance in terms of stock selection. These companies did well on a stock selection basis because they did not do as poorly as their financial peers.

For the year ended May 31, 2009, the Global Social Awareness Fund returned -34.56% compared to -34.83% for MSCI World Index.

*

The MSCI World Index is a market capitalization weighted index composed of companies representative of the developed market countries in North America, Europe and the Asia/Pacific region. The Fund changed its benchmark because the MSCI World Index is more representative of the Fund’s new investment strategy.

Average Annual Total Returns as of May 31, 2009
1 Year	5 Years	10 Years
-34.56%	-2.52%	-2.43%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Global Strategy Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Global Strategy Fund posted a return of -15.60% for the twelve-month period ending May 31, 2009, compared to a return of -34.34% for the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”).

A discussion with Franklin Advisers, Inc. — regarding their portion of the Fund (the “portfolio”) (Fixed Income)

The portfolio’s holdings included investment-grade and non-investment-grade global government bonds, sovereign debt, supranational bonds and cash. Key interest rate positions in Brazil, Indonesia, Mexico and South Korea helped relative performance. The portfolio’s lack of exposure to U.S. government bonds detracted from relative performance during the period.

Among key currency strategies, non-Euro Europe positioning in the the Swedish Krona and Polish Zloty detracted from performance.

A discussion with Templeton Investment Counsel, LLC — regarding their portion of the Fund (the “portfolio”) (Equity)

Detractors from performance relative to the MSCI ACWI included stock selection in the information technology sector. Within the sector, positions in Germany’s Infineon Technologies and Japan’s Nintendo hindered the portfolio’s relative results. An underweighting in the consumer staples sector also hurt relative performance. In other sectors, telecommunication services company Telenor (Norway), diversified financial services company ING Groep (Netherlands), commercial bank Royal Bank of Scotland Group (U.K.) and Germany’s Deutsche Post were significant relative detractors.

Portfolio performance relative to the MSCI ACWI benefited from an overweighting and stock selection in the consumer discretionary sector, where the U.K.’s Kingfisher, U.S. satellite television provider DIRECTV Group and clothing retailer Gap contributed to relative results. Stock selection in the healthcare sector also helped relative performance. Sector holdings that contributed to relative results included U.S.-based companies Amgen, Quest Diagnostics and non-index component Watson Pharmaceuticals. Other significant contributors to relative performance included Israel-based Check Point Software Technologies and U.S.-based Dr. Pepper Snapple Group.

From a geographic perspective, stock selection in Asia, particularly Japan, hindered performance relative to the index. Stock selection in Australia and Germany also hurt relative results, as did overweighted allocations to Norway and the Netherlands. On the other hand, stock selection in the U.S. was a major contributor to relative results. Stock selection in such European countries as France and the U.K. also benefited relative performance.

For the year ended May 31, 2009, the Global Strategy Fund returned
-15.60% compared to -34.34% for the MSCI AC World Index.

*	The MSCI AC World Index is a free-float adjusted, market capitalization-weighted index designed to measure equity market performance in the global developed and emerging markets.

Average Annual Total Returns as of May 31, 2009
1 Year	Since Inception*
-15.60%	3.60%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Government Securities Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The Government Securities Fund posted a return of 3.04% for the twelve-month period ending May 31, 2009, compared to a return of 7.40% for the Barclays Capital U.S. Government Bond Index.

During the course of 2008, the economy severely deteriorated as the steepest recession since World War II developed. Stock market losses drove investors to the safety of government securities until late 2008. The Fund finished the last quarter of 2008 with a positive return of 6.9%. However, during the first two quarters of 2009 the situation changed as the U.S. government initiated various stimulus programs such as the Term Asset-Backed Securities Loan Facility in an effort to stabilize the credit market.

Record Treasury sales sent U.S. debt down 4.3% as of June 1, 2009, according to the Merrill Lynch U.S. Treasury Master Index. At the same time, the Fund also experienced a decline. Although the Fund returned 3.04%, it underperformed the benchmark by 4.36% for the year ending May 31, 2009. Term structure was the major detractor to Fund performance compared to the benchmark. An overweight allocation to 30-yr Treasuries, the most price-sensitive category, was another drag on performance. In addition, mark-to-market adjustments in a cash collateral vehicle held by the Fund pursuant to the VC I securities lending program detracted from performance.

For the year ended May 31, 2009, the Government Securities Fund returned 3.04% compared to 7.40% for the Barclays Capital U.S. Government Bond Index.

*	The Barclays Capital U.S. Government Bond Index is a market-value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more.

Average Annual Total Returns as of May 31, 2009
1 Year	5 Years	10 Years
3.04%	4.22%	5.18%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Growth Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with American Century Investment Management, Inc. (“American Century”) and American Century Global Investment Management, Inc. (“American Century Global”)

The Growth Fund posted a return of -31.94% for the twelve-month period ending May 31, 2009, compared to a return of -30.71% for the Russell 1000® Growth Index.

For the twelve months ended May 31, 2009, the Fund posted a sharp decline, reflecting an extremely turbulent market environment. The broad stock indexes plunged in the second half of 2008 and into early 2009 as a worsening credit crunch, a near-collapse in the financial sector, and a deepening economic downturn weighed on investor confidence. Although stocks staged a sharp rebound in the last three months of the period amid renewed optimism about the economy and financial sector, the broad indices declined by more than 30% for the full twelve-month period.

In this environment, growth stocks held up slightly better than value stocks. The Fund modestly underperformed its benchmark, the Russell 1000® Growth Index. Sector allocation contributed favorably to performance versus the index, but stock selection was responsible for the overall underperformance.

The Fund’s energy and information technology stocks had the biggest negative impact on portfolio performance versus the benchmark. Stock selection among oil and gas producers contributed the bulk of the underperformance in the energy sector. Energy producer Devon Energy was one of the most significant detractors. Contract oil driller Helmerich & Payne also detracted from performance.

On the positive side, the Fund’s consumer discretionary and utilities holdings outperformed their counterparts in the Russell 1000® Growth Index. Stock choices among retailers provided the biggest boost to relative results in the consumer discretionary sector. Discount retailer Family Dollar Stores was the Fund’s top performance contributor; Wal-Mart Stores, the second-best contributor in the portfolio, also benefited performance. Other retailers among the Fund’s top ten relative performers included apparel retailer J. Crew Group, auto parts chain O’Reilly Automotive, and department store Kohl’s. In the utilities sector, stock selection among electric utilities provided virtually all of the out-performance. Florida-based electric utility FPL Group was the best contributor, benefiting from its leading position in wind power.

For the period ended May 31, 2009, the Growth Fund returned
-31.94% compared to -30.71% for the Russell 1000® Growth Index.

*

The Russell 1000® Growth Index consists of stock with a greater-than-average growth orientation. Companies in this Index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Average Annual Total Returns as of May 31, 2009
1 Year	Since Inception*
-31.94%	-7.56%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Growth & Income Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management Corp.

The Growth & Income Fund posted a return of -33.90% for the twelve-month period ending May 31, 2009, compared to a return of -32.57% for the S&P 500® Index.

Although the market staged an impressive rally in the final fiscal quarter, the annual period still ended on a down note. Every S&P 500® sector posted negative returns for the annual period, most notably the financials and materials groups, which lost 47.77% and 40.91%, respectively. Sectors that performed relatively better included the more defensive consumer staples and healthcare, which dropped 17.32% and 17.87%, respectively.

The primary source of the Fund’s under-performance versus the benchmark was stock selection in the financials group, most notably diversified financial companies. Stock selection in the consumer staples, energy, and information technology sectors also negatively impacted results. An underweight allocation to the industrials group boosted performance. An average 4% cash position and security selection among utility and healthcare companies were also additive to performance.

In terms of individual stock holdings, eBay Inc., Goodrich Corp., ExpressScripts Inc., Gap Inc., and Coach Inc. headed the list of top contributors to performance during the annual period. Investments in Citigroup Inc., General Electric Co., Freeport-McMoRan Copper & Gold Inc., Schlumberger Ltd., and ConocoPhillips detracted from performance.

For the year ended May 31, 2009, the Growth & Income Fund returned -33.90% compared to -32.57% for the S&P 500® Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

Average Annual Total Returns as of May 31, 2009
1 Year	5 Years	10 Years
-33.90%	-2.06%	-2.31%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Health Sciences Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with T. Rowe Price Associates, Inc.

The Health Sciences Fund posted a return of -23.05% for the twelve-month period ending May 31, 2009, compared to a return of -17.76% for the S&P 500® Health Care Index.

The Fund underperformed the S&P 500® Health Care Index over the twelve-month period ending May 31, 2009, with both posting significant losses. Stock selection was the primary driver of relative underperformance, partly mitigated by sector allocation. On a sector level, pharmaceuticals, services, life sciences, and biotechnology all detracted, while products and devices helped.

Within the pharmaceuticals sector, non-benchmark holdings Elan, Alcon, Acadia Pharmaceuticals, Merck KGAA, Ipsen, A&D Pharma Holdings, and Simcere Pharmaceutical detracted from relative performance, as did underweights in Schering Plough, Wyeth and Bristol-Myers Squibb.

Services detracted as well, due to weak stock selection and an overweight in this underperforming sector. Declining stocks included non-benchmark holdings Covance, Profarma Distribuidora, Assurant, Medial Saude, Fresenius, A Tempo Participacoes, and Health Net.

An overweight and weak stock choices hurt in life sciences as well, where our non-benchmark positions in Charles River Labs and Monsanto and our underweight in life technologies detracted from relative results.

Our stock selection in biotechnology produced an additional drag on returns, though that effect was significantly mitigated by our overweight to this better-performing index sector. Non-benchmark holdings BioMarin Pharmaceuticals, Medicines, Incyte Pharmaceuticals, Xenoport, Amylin Pharmaceuticals, Alkermes, Pharmasset, Biodel, and Sepracor detracted from relative results, along with an underweight in Amgen.

Products and devices, the worst-performing group in the index, was the sole contributor to average performance for the twelve-month period. Non-benchmark holdings Edwards Life Sciences, Stericycle, and Conceptus helped relative results, as did our underweight positions in Boston Scientific, Medtronic, Stryker, Covidien, and Zimmer Holdings and our overweight in Millipore.

For the year ended May 31, 2009, the Health Sciences Fund returned
-23.05% compared to -17.76% for the S&P 500® Health Care Index.

*

The S&P 500® Health Care Index is an unmanaged, market-capitalization weighted index consisting of healthcare companies in the S&P 500® Index and is designed to measure the performance of the healthcare sector.

Average Annual Total Returns as of May 31, 2009
1 Year	5 Years	Since Inception*
-23.05%	1.84%	1.15%
*	Inception date of Fund: November 1, 2000

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Inflation Protected Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The Inflation Protected Fund posted a return of -4.08% for the twelve-month period ending May 31, 2009, compared to a return of -0.05% for the Barclays Capital U.S. Treasury Inflation-Protected (“TIPS”) Fund Index.

Sector selection had an overall negative effect on the performance given the Fund’s exposure to the financial sector. Exposure to credit in the form of Consumer Price Index (CPI) floating rate notes and corporate bonds detracted from performance as the credit market was severely impacted by the lack of liquidity and deteriorating health of the financial system.

Security selection had a minor negative overall impact on Fund performance for the period. Detailed performance reveals that the top three contributors to performance for the year were all U.S. Treasury securities, UST 7/15/2015, UST 7/15/2017 and UST 1/15/2028. Conversely, the bottom three contributors were issues of financial companies, Lehman Brothers 6/2/2009, Jackson National Life 05/01/2014 and Lehman Bros 11/01/2014.

Overall, shorter duration of the Fund was a positive contributor to performance as rates moved lower during the year.

For the year ended May 31, 2009, the Inflation Protected Fund returned -4.08% compared to -0.05% for the Barclays Capital U.S. TIPS Index.

*	The Barclays Capital U.S. TIPS Index measures the performance of fixed-income securities with fixed-rate coupon payments that adjust for inflation, as measured by the Consumer Price Index for All Urban Consumers.

Average Annual Total Returns as of May 31, 2009
1 Year	Since Inception*
-4.08%	1.71%
*	Inception date of Fund: December 20, 2004

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I International Equities Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The International Equities Fund posted a return of -37.10% for the twelve-month period ending May 31, 2009, compared to a return of -36.61% for the Morgan Stanley Capital International Europe, Australasia and the Far East (“MSCI EAFE”) Index. In local currency items, EAFE returned -31.92%, meaning that currency translation subtracted 4.69%.

The Fund’s baseline allocation is regionally neutral versus the MSCI EAFE index with a portion of its Japan exposure actively managed and half of its Europe exposure managed in two research enhanced index funds. The balance of the Japan and Europe allocations and all of the Asia ex-Japan allocation are indexed to the appropriate EAFE sub-indices. During the course of the year, minor (+/-1%) over/underweights were implemented in the Japan and Asia ex-Japan regions. The actively managed component of the Japan allocation made a negative contribution to the Fund versus its benchmark, while the remaining components made positive contributions versus their respective benchmarks.

All of the countries in the MSCI EAFE had negative returns for the period.

Performance of each sleeve versus its individual benchmark is as follows:

Active Japan -44.71% versus MSCI Japan -29.60%

Europe 1% Research Enhanced -38.39% versus MSCI Europe -39.04%

Europe 2% Research Enhanced -37.81% versus MSCI Europe -39.04%

International Equities Completion -34.52% versus MSCI EAFE -36.61%

For the year ended May 31, 2009, the International Equities Fund returned -37.10% compared to -36.61% for the MSCI EAFE Index.

*	The Morgan Stanley Capital International, Europe, Australasia, and the Far East Index (MSCI EAFE) is comprised of 21 Morgan Stanley Capital International country indices and measures the performance of approximately 1,000 large-cap stocks.

Average Annual Total Returns as of May 31, 2009
1 Year	5 Years	10 Years
-37.10%	2.02%	-0.18%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I International Government Bond Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The International Government Bond Fund posted a return of -0.70% for the twelve-month period ending May 31, 2009, compared to a return of -1.27% for the JP Morgan Emerging Markets Bond Index Plus (EMBI+), a return of 4.31% for the Citigroup World Government Bond Index (WGBI) (unhedged), and a return of 2.89% for the Blended Index (70% Citigroup WGBI (unhedged) and 30% EMBI+).

Developed markets benefited from a “flight-to-quality” effect through the end of 2008 which showed in the Fund’s return to duration strategy in the U.S., UK and Eurozone markets. The Fund also experienced some return drag from investment grade credit and agency holdings which underperformed in light of investors’ preference for government issued debt.

Emerging markets (EM) were not immune to the volatility witnessed in the last quarter of 2008. Over the year, the allocation to EM corporate debt particularly in September and October of 2008 caused the Fund to underperform the benchmark. Performance in 2009 improved and the Fund was ahead of its benchmark for 2009 through May. The Fund has been more opportunistic in its risk positions through this period as volatility in spreads remained high.

The top three contributors were Government of Japan (12/20/2015), Government of Japan (06/20/2012) and Government of Japan (03/20/2025). The bottom three contributors were Republic of Ecuador (08/15/2030), VIP France Ireland (04/30/2018) and Germany (07/04/2014).

For the year ended May 31, 2009, the International Government Bond Fund returned -0.70% compared to 2.89% for 4.31% for the Citigroup World Government Bond Index (WGBI), -1.27% for the JP Morgan Emerging Markets Bond Index Plus and 2.89% for the Blended Index.

*	The Citigroup WGBI (unhedged) is an unmanaged index of debt securities of major foreign government bond markets.

**	The JP Morgan Emerging Markets Bond Index Plus (EMBI+) tracks total returns for traded external debt instruments in the emerging markets. The instruments include external-currency-denominated Brady bonds, loans and Eurobonds, as well as U.S. dollar local market instruments.

***	The Blended Index is comprised of the Citigroup WGBI (unhedged) (70%) and the JPMorgan EMBI+ (30%).

Average Annual Total Returns as of May 31, 2009
1 Year	5 Years	10 Years
-0.70%	6.06%	5.66%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I International Growth I Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The International Growth I Fund posted a return of -35.39% for the twelve-month period ending May 31, 2009, compared to a return of -36.61% for the Morgan Stanley Capital International Europe, Australasia, Far East (“MSCI EAFE”) Index.

A discussion with American Century Global Investment Management, Inc. — regarding their portion of the Fund (the “portfolio”)

The portfolio suffered from its exposure to the economically sensitive materials and industrials sectors, which both lagged the benchmark. Alternatively, it benefited from an underweight position relative to the benchmark in the beleaguered financials sector and overweight stakes in the healthcare and consumer discretionary sectors, which outperformed the benchmark.

Individual holdings that detracted from performance included Rio Tinto Limited (in the materials sector), Man Group (in the financials sector), and Tokyo Gas ( in the utilities sector).

Positions that provided a lift included brewing giant Anheuser-Busch InBev, Fast Retailing (in the consumer discretionary sector).

From a geographic perspective, struggling holdings in Japan, Germany, and France greatly diminished returns, while positions in the United Kingdom and Belgium contributed the most to performance.

A discussion with Invesco Aim Capital Management, Inc. — regarding their portion of the Fund (the “portfolio”)

The portfolio’s significant underweight to financials, one of the period’s weakest sectors, contributed considerably to the portfolio’s relative success. Limited exposure to materials, a volatile sector, contributed favorably to relative results. In an environment where certain sectors saw over 40% declines, the healthcare sector appeared relatively resilient down 21%. The portfolio’s overweight exposure in this sector helped relative results.

Security selection in financials and materials also made positive contributions. An above-average cash position during the volatile market environment also contributed favorably to relative performance. Security selection in the consumer discretionary, utilities, and energy sectors dragged on relative results.

A discussion with Massachusetts Financial Services Company — regarding their portion of the Fund (the “portfolio”)

The portfolio’s underweighted position in the poor-performing financial services sector was the principal contributor to performance relative to the MSCI EAFE Index. Within this sector, not holding shares of Royal Bank of Scotland (U.K.) boosted relative returns as the company’s stock declined markedly over the reporting period. The portfolio’s holdings of Standard Chartered PLC, which outperformed the benchmark, also benefited results.

Stock selection in the technology sector boosted relative performance. Taiwan Semiconductor (not a benchmark constituent) was among the portfolio’s top contributing stocks for the period.

A combination of favorable stock selection and a relative overweight in the basic materials sector was another positive factor for relative returns. The portfolio’s overweight position in Shin-Etsu Chemical was a top contributor. Not holding mining operator Rio Tinto also helped as this stock significantly underperformed the benchmark over the period.

Overweight positions in luxury goods company LVMH Moët Hennessy Louis Vuitton, Roche Holding Ltd., global food company Nestle S.A. and Reckitt Benckiser contributed to the portfolio’s relative out-performance.

A combination of stock selection and underweight positions in the autos and housing, utilities and communications, and energy sectors held back relative performance. Not holding car maker Toyota Motor Corp., telecommunications company Telefonica S.A., and integrated oil company BP PLC were among the portfolio’s top detractors over the reporting period.

Several financial stocks also hurt relative performance. These included Erste Group Bank AG, reinsurer Swiss Reinsurance Co., AXA, and wealth management firm Julius Baer Holding.

Stocks in other sectors that detracted from relative results included TNT N.V (in the transportation sector). The portfolio’s underweighted position in mining giant BHP Billiton (in the basic materials sector) and not holding Sanofi-Aventis (in the healthcare sector) also held back relative performance as both stocks outperformed the benchmark over the reporting period.

VALIC Company I International Growth I Fund

COMPARISON: FUND VS. INDEX (Unaudited) — (continued)

For the year ended May 31, 2009, the International Growth I Fund returned -35.39% compared to -36.61% for the MSCI EAFE Index.

*	The Morgan Stanley Capital International, Europe, Australasia and Far East Index (MSCI EAFE) Index is comprised of the 21 Morgan Stanley Capital International country indices and measures the performance of approximately 1,000 large-cap stocks from Europe, Australia and the Far East.

Average Annual Total Returns as of May 31, 2009
1 Year	5 Years	Since Inception*
-35.39%	3.69%	-1.06%
*	Inception date of Fund: December 11, 2000

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Large Cap Core Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with Evergreen Investment Management Company, LLC

The Large Cap Core Fund posted a return of -21.36% for the twelve-month period ending May 31, 2009, compared to a return of -32.57% for the S&P 500® Index.

The Fund outperformed the S& P 500® benchmark in an extraordinarily volatile fiscal year that had investors straining to cope with recessionary economic conditions and uncertainty over the stability of the financial system.

In light of these difficult conditions, the Fund remains focused on high quality, financially sound companies advantageously positioned to capitalize on strengths such as global reach, demand persistence and steady cash flow production.

A disciplined investment process and focus on high quality companies with solid balance sheets and stable cash flows served the Fund well in the treacherous market environment. Relative performance was solid in both the intra-period downdraft and the recovery from trough levels, helping to conserve capital during one of the most difficult investment markets since the 1930’s.

Sector selection contributed to relative performance overall. Relative overweights in financials and information technology provided the most positive effects on a relative basis, while relative underweights in energy and industrials also contributed to the Fund. A relative underweight in healthcare and telecommunication services were detractors.

The primary driver of this relative out-performance was strong stock selection in the consumer discretionary, financial and technology sectors.

For the year ended May 31, 2009, the Large Cap Core Fund returned
-21.36% compared to -32.57% for the S&P 500® Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

Average Annual Total Returns as of May 31, 2009
1 Year	Since Inception*
-21.36%	-2.93%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Large Capital Growth Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Large Capital Growth Fund posted a return of -31.55% for the twelve-month period ending May 31, 2009, compared to a return of -30.71% for the Russell 1000® Growth Index.

A discussion with SunAmerica Asset Management Corp. (“SAAMCo”) — regarding their portion of the Fund (the “portfolio”)

Equity markets were characterized by negative data and sentiment throughout the fiscal year and stock prices declined across the capitalization and style spectrum. Rising unemployment, a sagging housing market, and signs that U.S. economic growth was weakening and moving into a recession were among the numerous factors weighing heavily on investor sentiment. The resultant U.S. equity market volatility grew increasingly pronounced in September, as the financial crisis deepened. Major financial institutions went bankrupt or were taken over by the government and credit availability dried up.

Underweight allocation and stock selection in the industrials sector helped relative performance. No exposure to the utility sector and a 4% average cash position were also beneficial, as was stock selection in the consumer discretionary group. Positions contributing to returns included Coach, Inc., Genentech, Mylan, Inc., Barr Pharmaceuticals, and McAfee, Inc., which performed well during the period.

Detracting from portfolio returns were stock selection in the information technology, consumer staples, and energy groups; and overweight exposure to the financials sector. Positions detracting from returns included Schlumberger Ltd., Bank of America Corp., PepsiCo, Inc., Halliburton Co., and Medtronic, Inc.

A discussion with Invesco Aim Capital Management, Inc. — regarding their portion of the Fund (the “portfolio”)

While a severe global economic slowdown persisted during the twelve-month reporting period, a significant stock market rally began late in the period on March 9, 2009. In this volatile environment, the portfolio had negative returns and underperformed versus its benchmark, the Russell 1000® Growth Index.

The portfolio underperformed by the widest margin in the industrials sector, driven by stock selection and an overweight position. Within this sector, holdings that detracted from performance included ABB, Ltd. and Lockheed Martin. The portfolio also underperformed in the consumer staples, materials and financials sectors, driven by stock selection as well as an underweight position in consumer staples and an overweight position in materials.

Some of this underperformance was offset by out-performance in other sectors. The portfolio outperformed by the widest margin in the energy sector, driven by stock selection and an underweight position. The portfolio also outperformed in other sectors, including consumer discretionary and utilities. In the consumer discretionary sector, Autozone Inc. was the leading contributor to performance during the year.

The portfolio’s largest overweight sectors at the close of the reporting period were information technology, consumer discretionary, industrials and financials. Within the financials sector, the portfolio’s exposure is concentrated in insurance holdings. The portfolio’s largest underweight positions are in the consumer staples and energy sectors.

For the period ended May 31, 2009, the Large Capital Growth Fund returned -31.55% compared to -30.71% for the Russell 1000® Growth Index.

*

The Russell 1000® Growth Index consists of stock with a greater-than-average growth orientation. Companies in this Index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Average Annual Total Returns as of May 31, 2009
1 Year	Since Inception*
-31.55%	-3.40%
*	Inception date of Fund: December 20, 2004

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Mid Cap Index Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The Mid Cap Index Fund posted a return of -33.91% for the twelve-month period ending May 31, 2009, compared to a return of -33.50% for the S&P MidCap 400® Index.

The Fund is passively managed to match the S&P 400® Mid Cap Index. As with all index funds, there will be performance discrepancies due to trading, cash, and pricing effects. There are additional discrepancies due to mark-to-market adjustments in a cash collateral investment vehicle held by the Fund pursuant to the VC I securities lending program, which detracted from performance.

All sectors had negative performance during the period. The best performing sectors were consumer staples and consumer discretionary, while the energy sector was the worst performing, followed by materials.

The three best absolute performing stocks in the index were Palm, Inc., Philadelphia Consolidated Holding Co., and 3com Corporation. On a relative basis, the three top contributors were Philadelphia Consolidated Holding Co., O Reilly Automotive, and Aecom Technology Corporation.

The three bottom absolute performing stocks in the index were Chemtura Corporation, Avis Budget Group, Inc., and ArvinMeritor Inc. On a relative basis, the three bottom contributors were Cliffs Natural Resources Inc., Arch Coal Inc., and Joy Global, Inc.

For the year ended May 31, 2009, the Mid Cap Index Fund returned
-33.91% compared to -33.50% for the S&P MidCap 400® Index.

*

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

“Standard & Poor’s® , “S&P®,” and “S&P MidCap 400®,” are trademarks of S&P.

The Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investment in the Fund.

Average Annual Total Returns as of May 31, 2009
1 Year	5 Years	10 Years
-33.91%	0.33%	4.70%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Mid Cap Strategic Growth Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Mid Cap Strategic Growth Fund posted a return of -37.52% for the twelve-month period ending May 31, 2009, compared to a return of -35.72% for the Russell MidCap® Growth Index.

A discussion with Brazos Capital Management, LP — regarding their portion of the Fund (the “portfolio”).

While the energy and materials sectors drove performance for the portfolio from January 2007 through June quarter-end 2008, these sectors also detracted significantly from performance when the credit crisis ignited a wave of liquidation selling, primarily initiated by leveraged hedge funds facing redemptions, as fear gripped global financial markets. While the portfolio’s exposure to both sectors was reduced during the first half of the fund’s fiscal year ending May 31 2009, it did not escape the damage inflicted by these sectors.

Education services contributed to performance. For-profit schools, including ITT Educational Services (“ESI”), performed well in the second half of fiscal 2009. Career Education Corp. (CECO), another for-profit school, contributed to performance. Driven by the for-profit education stocks, the consumer discretionary sector outperformed the benchmark for the fiscal year. In healthcare, Edwards Lifesciences (EW) and St. Jude Medical (STJ) contributed to performance. EW and STJ helped drive performance in the healthcare sector. Ironically, Tesoro Corp. (TSO), a petroleum refiner, contributed to performance helping the Integrated Oil Sector outperform.

On the negative side, oil and gas producer Continental Resources (CLR), steel manufacturer Steel Dynamics (STLD), and copper producer Freeport-McMoran (FCX) detracted from performance thereby driving the underperformance in the energy and materials sectors as described above.

A discussion with Morgan Stanley Investment Management, Inc. — regarding their portion of the Fund (the “portfolio”)

In 2009, portfolio performance rebounded significantly from the second half of 2008, yet we have made few changes to the names held in the portfolio. Last year market volatility was far greater than fundamental business volatility. The investment team continues to focus on quality — the nature and sustainability of competitive advantage and balance sheet strength.

The largest positive impact on relative performance came from stock selection in the other energy sector (composed of oil and natural gas producers), despite the negative impact of an overweight in the sector. Natural gas producers were the leading contributors. Although an overweight in autos and transportation hurt relative returns, it was more than offset by the relative strength of stock selection in the sector, driven by miscellaneous transportation holdings. An underweight in the producer durables sector was also additive to performance. Industries in which the portfolio had no exposure (thereby, contributing to performance) such as machinery and other diversified production companies fared relatively poorly, while the portfolio’s holdings in pollution control and environmental services outperformed the Index.

Conversely, stock selection in the financial services sector, particularly within diversified financial services, was the leading detractor from relative performance, although an overweight in the sector did help. Stock selection and an underweight in the materials and processing sector were also detrimental to relative results, led lower by holdings in the real estate segment. Finally, relative weakness came from both stock selection and an underweight in health care where holdings in medical and dental instruments and supplies detracted.

For the year ended May 31, 2009, the Mid Cap Strategic Growth Fund returned -37.52% compared to -35.72% for the Russell MidCap Growth Index.

*

The Russell MidCap® Growth Index measures the performance of those Russell MidCap® companies with higher price-to-book ratios and high forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

Average Annual Total Returns as of May 31, 2009
1 Year	Since Inception*
-37.52%	-0.89%
*	Inception date of Fund: December 20, 2004

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Money Market I Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management Corp.

The Money Market I Fund posted a return of 1.33% for the twelve-month period ending May 31, 2009, compared to a return of 0.71% for the T-Bill Three-Month Index.

The tumult in the financial markets and the economy that marked the fiscal period had a great influence on the Fund. As always, Federal Reserve policy played a major role. The fiscal period began with the Fed Funds Target Rate at 2%. Following the dramatic events of September 2008, among them Fannie Mae and Freddie Mac entering government conservatorship and Lehman Brothers filing for bankruptcy, the Federal Reserve acted in early October 2008 by lowering the Fed Funds Target Rate by 0.50% to 1.5%. At the end of October, the Federal Reserve implemented an additional 0.50% reduction to bring the Target Rate to 1.00%. The Federal Reserve made this cut, noting the markedly slowing pace of economic activity, owing importantly to a decline in consumer expenditures. At the December 2008 meeting, the Fed continued its aggressive actions setting a Fed Funds Rate Target between 0% and 0.25%. The Federal Reserve has maintained their accommodative stance throughout their 2009 policy meetings, keeping interest rates steady. In its most recent comments on April 29, 2009 the Federal Reserve cited the continued economic contraction and that economic activity is likely to remain weak for a period of time. It also noted that it will employ all available tools to promote economic recovery and to preserve price stability.

The other major event impacting money market investing occurred on September 17, 2008 when the Reserve Management Corporation’s Reserve Primary Fund wrote off $785 million in Lehman Holdings and broke the $1 net asset value traditionally held by money market funds. In response to this event, on September 19, 2008 the Federal Reserve announced the Asset Backed Commercial Paper Money Market Mutual Fund Liquidity Facility to bring stability back into the short-term credit markets. On the same day, the U.S. Treasury announced the establishment of Treasury’s Temporary Guarantee Program for the money market industry. In this program, the Treasury agreed to insure the holdings of any publicly eligible money market mutual fund, both retail and institutional, that pays a fee to participate in the program. The Fund participates in this program which is presently due to expire on September 18, 2009.

As one would expect, yields on Money Market securities decreased steadily throughout the fiscal year. Yields on 1-month CDs declined to 0.33% at period’s end, down from a daily yield of 2.575% at the beginning of the fiscal year. In order to preserve yields, value was added through active management of the Fund’s duration, specifically by purchasing longer-dated fixed rate instruments as well as floating rate notes. Given the outlook for continued decreases in the federal funds rate, we continued to emphasize longer fixed rate and floating rate securities while selectively purchasing short-dated securities when relative value opportunities were discovered.

Average Annual Total Returns as of May 31, 2009
1 Year	5 Years	10 Years
1.33%	3.01%	2.96%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Nasdaq-100® Index Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The Nasdaq-100® Index Fund posted a return of -29.36% for the twelve-month period ending May 31, 2009, compared to a return of -28.88% for the Nasdaq-100® Index.

The Fund is passively managed to match the NASDAQ 100® Index. As with all index funds, there will be performance discrepancies due to trading, cash, and pricing effects.

All sectors had negative performance during the period. The best performing sectors were healthcare and information technology, while the telecom services sector was the worst performing, followed by materials.

The three best absolute performing stocks in the index were Life Technologies Corporation, Illumina Inc, and Urban Outfitters. On a relative basis, the three top contributors were News Corp Ltd, First Solar, Inc., and Amgen Inc.

The three bottom absolute performing stocks in the index were Sirius XM Radio Inc., Focus Media Holding Ltd., and Level 3. On a relative basis, the three bottom contributors were Apple Inc., Research In Motion Ltd., and Google Inc.

For the year ended May 31, 2009, the Nasdaq-100® Index Fund returned -29.36% compared to -28.88% for the Nasdaq-100® Index.

*	The Nasdaq-100® Index represents the largest and most active non-financial domestic and international securities listed on The Nasdaq Stock Market, based on market value (capitalization).

The Nasdaq-100®, Nasdaq-100 Index®, and Nasdaq® are trade or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the Corporations) and are licensed for use by VALIC Company I. The product(s) have not been passed on by the Corporations as to their legality or suitability. The product(s) are not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the product(s).

Average Annual Total Returns as of May 31, 2009
1 Year	5 Years	Since Inception*
-29.36%	-0.53%	-10.01%
*	Inception date of Fund: October 1, 2000

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Science & Technology Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Science & Technology Fund posted a return of -30.74% for the twelve-month period ending May 31, 2009, compared to a return of -28.74% for the S&P 500® Information Technology Index.

A discussion with RCM Capital Management, LLC — regarding their portion of the Fund (the “portfolio”)

Technology stocks declined sharply during the last fiscal year as investors feared that capital expenditure spending and weak customer demand would severely hinder company profitability. However, technology companies have maintained consistently high cash levels during the economic downturn and implemented cost cutting measures to preserve margins. As a result, technology stocks have strongly outperformed the broader U.S. index since the beginning of 2009.

The portfolio’s position in stocks such as Tencent Holdings, Riverbed Technology, and Data Domain Inc. contributed to positive relative returns during the fiscal year. Tencent, China’s largest and most used internet service portal, reported solid earnings figures during its last two quarters. Riverbed’s Steelhead WAN optimization products have proven successful, and we added to positions during the fiscal year. Data Domain has been the subject of a takeover battle between EMC and Network Appliance.

Salesforce.com, Research In Motion, and Nintendo detracted from relative returns during the fiscal year. Salesforce.com, provider of customer relationship management software, has experienced a slowdown in business due to the recession. Shares of Research in Motion took a hit during 2008 when the company’s margins dropped as it entered the highly competitive consumer smartphone market, and Nintendo stock declined on slowing Wii sales and a lack of new products.

A discussion with T. Rowe Price Associates, Inc. — regarding their portion of the Fund (the “portfolio”)

Stock selection led the out-performance, and sector allocation was negative. Semiconductors, hardware, and wireless services added relative value, while software and information technology services detracted.

Stock selection in semiconductors was the greatest contributor to relative results. In digital semiconductors, overweight positions in Altera, Xilinx, Broadcom, NVIDIA and a position in PMC-Sierra (eliminated during the period) contributed. In analog semiconductors, a position in Maxim Integrated Products and overweight positions in Analog Devices, MEMC Electronic Materials and National Semiconductor contributed to performance.

Hardware contributed as well, due to stock selection. An underweight in enterprise hardware led performance here, with positions in Palm, EMC and Macrovision Solution proving beneficial. A position in Research in Motion made wireless services a leading contributor for the portfolio, as well as positions in American Tower Systems and Crown Castle International (both eliminated during the period).

Software was the largest detractor from relative returns, due to stock selection and an overweight to Electronic Arts and Nintendo. Lack of exposure to infrastructure software company Oracle also detracted from performance. An underweight and weak stock selection made information technology services another relative detractor. A position in Accenture and an underweight to International Business Machines detracted, as did two holdings we eliminated during the period, Satyam Computer Services and Infosys Technologies.

A discussion with Wellington Management, LLP — regarding their portion of the Fund (the “portfolio”)

For the twelve month period ended May 31, 2009, technology stocks as measured by the S&P 500® Information Technology Index declined less than the broader markets with a -28.74% decline versus -32.57% for the S&P 500® and -34.38% for the global Morgan Stanley Capital International (“MSCI”) World Index. The electronic equipment & instruments (-52.92%) and office electronics (-48.88%) industries fell the most, while software (-24.35%) and information technology services (-24.34%) declined the least.

The portfolio’s overall security selection was the primary driver of underperformance. Weak stock selection in the communications equipment, computers & peripherals, and software industries more than offset strong stock selection in electronic equipment & instruments and internet software & services.

Over the twelve month period, Microsoft, Research in Motion, and Electronic Arts were the top absolute detractors, while QUALCOMM, Western Digital, and Intel contributed on an absolute basis.

VALIC Company I Science & Technology Fund

COMPARISON: FUND VS. INDEX (Unaudited) — (continued)

For the year ended May 31, 2009, the Science & Technology Fund returned -30.74% compared to -28.74% for the S&P 500® Information Technology Index.

*

The S&P 500® Information Technology Index is an unmanaged, market-capitalization weighted index designed to measure the performance of companies in the information technology sector that are in the S&P 500® Index.

Average Annual Total Returns as of May 31, 2009
1 Year	5 Years	10 Years
-30.74%	-2.07%	-5.96%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Small Cap Aggressive Growth Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with Wells Capital Management Incorporated

The Small Cap Aggressive Growth Fund posted a return of -26.42% for the twelve-month period ending May 31, 2009, compared to a return of -31.55% for the Russell 2000® Growth Index.

Sectors that contributed positively to relative performance include information technology, energy, and telecommunication services. Healthcare, consumer staples, and industrials detracted from performance for the period.

Stocks within the information technology sector significantly outperformed, returning -20.2% versus the benchmark at -26.9%. An overweight position compared to the benchmark, as well as strong stock selection contributed to out-performance. Three of the leading performers in the Fund were VistaPrint Ltd, Global Cash Access Group, and PMC-Sierra. VistaPrint has benefited from small businesses turning to less expensive printing solutions and was one of the best performing stocks and largest positions, up 22.3%.

Stocks within the energy sector outperformed due to an underweight position compared to the benchmark, as well as very strong stock selection. Specifically, Concho Resources Inc., and Petrohawk Energy Corporation contributed to relative returns. Concho Resources Inc. returned +0.5% versus the group, which was down 54.3% due to weakening commodity prices. Petrohawk Energy Corporation was another top performing holding for the fiscal year. The position was sold from the Fund during the year strictly due to market capitalization.

Telecommunication services holdings were relative contributors due to superior stock selection versus the index. Two of the leading performers include CBeyond Inc. and Centennial Communications, returning -7.3% and +11.1%, respectively, compared to -29.0% for the benchmark. Although CBeyond was down for the period, the company performed relatively well and because it was held overweight versus the benchmark, it was one of the top contributors to out-performance. Consumer staples stocks were the strongest absolute performing groups, -7.5%; however, a lack of exposure to the sector detracted from relative returns for the Fund.

Healthcare, as a group, struggled due to an underweight position compared to the benchmark, as well as weak stock selection. InVentiv Health, and Symmetry Medical Inc., were down -61.5% and -48.1% respectively. Bruker Corp., declined -43.9% for the period. However Sciele Pharma, performed very well and was among the top 10 contributors held in the portfolio.

The industrials sector was the worst absolute performing group for the Fund and one of the worst for the benchmark as cyclical concerns certainly pressured valuations for this sector. An overweight position detracted from relative returns as well. Actuant Corporation, and On Assignment, Inc., were poor performers. InnerWorkings Inc., was also significantly down for the period.

For the year ended May 31, 2009, the Small Cap Aggressive Growth Fund returned -26.42% compared to -31.55% for the Russell 2000® Growth Index.

*	The Russell 2000® Growth Index measures the performance of those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Total Returns as of May 31, 2009
1 Year	Since Inception*
-26.42%	-5.43%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Small Cap Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Small Cap Fund posted a return of -29.56% for the twelve-month period ending May 31, 2009, compared to a return of -31.79% for the Russell 2000® Index.

A discussion with Invesco Aim Capital Management, Inc. — regarding their portion of the Fund (the ”portfolio”)

While a severe global economic slowdown persisted during the twelve-month reporting period, a significant stock market rally began late in the period on March 9, 2009. In this volatile environment, the portfolio had negative returns and outperformed versus its benchmark, the Russell 2000® Index during the period.

The portfolio outperformed the Russell 2000® Index by the widest margin in the industrials sector, driven by strong stock selection. The leading contributor to portfolio performance during the year was in the industrials sector, Allegiant Travel Co. The portfolio also outperformed in the consumer discretionary specifically, and consumer staples sectors. Three out of five of the portfolio’s top contributors to performance were consumer discretionary holdings, J. Crew Group, Inc., Citi Trends, Inc., and Brinker International, Inc.

Some of this out-performance was offset by underperformance in other sectors, including energy, utilities, information technology and materials. Three energy holdings were among the portfolio’s leading detractors to performance, Penn VA Corp., Parallel Petroleum Corp. and Complete Production Services, Inc.

The most significant changes to positioning included a decrease in exposure to the materials and consumer staples sectors, and an increase in exposure to the industrials and financials sectors.

A discussion with Bridgeway Capital Management, Inc. — regarding their portion of the Fund (the ”portfolio”)

The portfolio focuses on micro-cap stocks which outperformed small cap stocks in general, as indicated by the performance of the Center for Research in Security Prices (“CRSP”) Cap Based 10 Portfolio Index which returned -24% for the period.

While stock selection (alpha) and sector allocation are not the primary goals, exposure to a broad list of well diversified ultra-small stocks is the primary objective.

The top contributor to performance for the period was Kapstone Paper and Packaging Corp. Portfolio leaders also included Spectrum Pharmaceuticals, Inc. and Rex Energy Corp. The largest detractor, Introgen Therapeutics, Inc. filed for bankruptcy protection after its experimental cancer drug did not have a speedy approval by U.S. regulators. The stock tumbled in late 2008 and the position was removed from the portfolio in December.

A discussion with T. Rowe Price Associates, Inc. — regarding their portion of the Fund (the ”portfolio”)

The portfolio outpaced the Russell 2000® Index for the twelve-month period ended May 31, 2009, with both incurring significant negative returns. Broadly speaking, stock selection was responsible for out-performance. On the sector level, stock selection in financials, industrials and business services, consumer discretionary, and energy contributed to relative returns, and no sector significantly detracted on a relative basis.

The top three performing stocks were Palm, Inc., Myriad Genetics, Inc., and Franco Nevada Corp. The bottom three stocks were Forest Oil Corp., Actuant Corp., and Sunrise Senior Living.

VALIC Company I Small Cap Fund

COMPARISON: FUND VS. INDEX (Unaudited) — (continued)

For the year ended May 31, 2009, the Small Cap Fund returned -29.56% compared to -31.79% for the Russell 2000® Index.

*

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index.

Average Annual Total Returns as of May 31, 2009
1 Year	5 Years	Since Inception*
-29.56%	-2.61%	-1.84%
*	Inception date of Fund: December 11, 2000

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Small Cap Index Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The Small Cap Index Fund posted a return of -32.19% for the twelve-month period ending May 31, 2009, compared to a return of -31.79% for the Russell 2000® Index.

The Fund is passively managed to match the Russell 2000® Index. As with all index funds, there will be performance discrepancies due to trading, cash, and pricing effects. There are additional discrepancies due to mark-to-market adjustments in a cash collateral investment vehicle held by the Fund pursuant to the VC I securities lending program, which detracted from performance.

All sectors had negative performance during the period. The best performing sectors were consumer staples and utilities, while the energy sector was the worst performing, followed by industrials.

The three best absolute performing stocks in the index were Dendreon Corp, Star Scientific Inc., and American Dairy Inc. On a relative basis, the three top contributors were Petrohawk Energy Corp., Dendreon Corp, and Alpha Natural Resources, Inc.

The three bottom absolute performing stocks in the index were Apex Silver Mines Ltd., LandAmerica Financial Group Inc., and Downey Financial Corp. On a relative basis, the three bottom contributors were Energy Conversion Devices, Inc., Penn Va Corp, and GrafTech International Ltd.

For the year ended May 31, 2009, the Small Cap Index Fund returned -32.19% compared to -31.79% for the Russell 2000® Index.

*

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index.

The Russell 2000® Index is a trademark/service mark of the Frank Russell Trust Company. The Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund or any associated literature or publications and makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Average Annual Total Returns as of May 31, 2009
1 Year	5 Years	10 Years
-32.19%	-1.53%	2.33%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Small Cap Special Values Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Small Cap Special Values Fund posted a return of -33.97% for the twelve-month period ending May 31, 2009, compared to a return of -32.20% for the Russell 2000® Value Index.

A discussion with Evergreen Investment Management Company, LLC — regarding their portion of the Fund (the “portfolio”)

The benchmark posted negative returns for each sector for the year ending May 31, 2009. The portfolio benefited modestly from a relative overweight in the information technology sector and a relative underweight in the utilities sector. Relative overweight positions in industrials and consumer staples also contributed to the performance of the portfolio. A relative overweight in energy, the worst performing sector within the benchmark, detracted from performance. An overweight in consumer discretionary and an underweight in financials also detracted from performance.

Security selection accounted for most of the portfolio’s excess performance. Main contributors were financials, consumer staples and consumer discretionary. Financial securities contributed the most on a relative basis.

Despite the positive contribution from overall stock selection, there were a few sectors in which stock selection negatively impacted the portfolio’s performance. Holdings within utilities, technology, industrials, healthcare and energy detracted from relative performance.

A discussion with Putnam Investment Management, LLC — regarding their portion of the Fund (the “portfolio”)

Overall sector selection proved to be a detractor during the period. For the one year period ended May 31, 2009, an overweight in the energy sector detracted most from relative performance. The portfolio was aided by a favorable overweight to technology and an underweight in financials.

Overall security selection proved to be a detractor during the period. Stock selection in financials was the portfolio’s largest relative detractor. In particular, overweight positions in LandAmerica Financial, Advanta, and Arbor Realty Trust weighed on results. Selection in the consumer cyclicals sector proved unfavorable due largely to overweight positions in Perry Ellis (retail), American Axle & Manufacturing (automotive), and Sonic Automotive (automotive). Finally, selection in the technology sector detracted from the portfolio’s performance. Within the technology sector, holdings in Technitrol and Monotype Imaging were the leading detractors from performance.

Strong stock selection in the communication services sector had the largest positive impact on relative performance. Within the sector, select positions in Centennial Communications (telecommunications) and Novatel Wireless (telecommunications) drove relative performance. Also, stock selection in capital goods contributed to performance with holdings in Middleby, USEC, and Mueller Industries. Stock selection in transportation contributed to performance, primarily due to position in Copa Holdings and Skywest.

With respect to both portfolios of the Fund, mark-to-market adjustments in a cash collateral investment vehicle held by the Fund pursuant to the VC I securities lending program detracted from performance.

For the year ended May 31, 2009, the Small Cap Special Values Fund returned -33.97% compared to -32.20% for the Russell 2000® Value Index.

*	The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Returns as of May 31, 2009
1 Year	Since Inception*
-33.97%	-9.88%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Small-Mid Growth Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with Evergreen Investment Management Company, LLC

The Small-Mid Growth Fund posted a return of -29.01% for the twelve-month period ending May 31, 2009, compared to a return of -31.55% for the Russell 2000® Growth Index.

In general, small and large cap stocks outperformed mid cap stocks while growth outperformed value. The portfolio’s small and medium cap focus in addition to its adherence to its growth style attributed to its out-performance versus the benchmark during the period.

Positive security selection was the top contributor to the portfolio’s out-performance during the year. An underweight in Sequenom, Inc., a diagnostics, testing and genetic analysis services company, contributed to relative performance versus the benchmark. F5 Networks, Inc.’s stock also rose during the period. Quality Systems, Inc., a healthcare information systems provider, saw its stock rise over the course of the year due to growth in its underlying business and to the potential for sustainable future growth from the government’s stimulus package. Two relative contributors included post-secondary education providers, Capella Education Co. and Strayer Education, Inc.

Sector selection had an overall positive effect on performance. Contributors to performance on a sector basis included higher than benchmark exposure to the consumer discretionary and consumer staples sectors, two of the better performing areas in the market. Lower relative exposure to the energy, healthcare and industrials sectors had a positive effect as energy and industrials were two of the worst performing sectors within the benchmark. This positive effect was slightly offset by detraction from high relative exposure to the telecommunications and financials sectors and a neutral exposure to technology.

Several stocks detracted from overall performance during the year. Two energy holdings, PetroQuest Energy, Inc. and ION Geophysical Corp., suffered large losses after the price of oil collapsed from its all time high in July. Work orders for equipment and services to the oil and gas industries were pushed out or cancelled as well causing growth estimates for ION Geophysical to plummet. Both stocks were sold during the period. In telecommunications, wireless provider NII Holdings, Inc. and diversified telecommunications services provider TW Telecom Inc. both detracted from performance.

For the year ended May 31, 2009, the Small-Mid Growth Fund returned -29.01% compared to -31.55% for the Russell 2000® Growth Index.

*	The Russell 2000® Growth Index measures the performance of those 2000® companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Total Returns as of May 31, 2009
1 Year	Since Inception*
-29.01%	-9.23%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Stock Index Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The Stock Index Fund posted a return of -32.99% for the twelve-month period ending May 31, 2009, compared to a return of -32.57% for the S&P 500® Index.

The Fund is passively managed to match the S&P 500® Index. As with all index funds, there will be performance discrepancies due to trading, cash, and pricing effects. There are additional discrepancies due to mark-to-market adjustments in a cash collateral investment vehicle held by the Fund pursuant to the VC I securities lending program, which detracted from performance.

All sectors had negative performance during the period. The best performing sectors were consumer staples and healthcare, while the financials sector was the worst performing, followed by industrials.

The three best absolute performing stocks in the index were Life Technologies Corporation, Barr Pharmaceuticals Inc., and Rohm & Haas Co. On a relative basis, the three top contributors were Anheuser-Busch Companies Inc., Schering-Plough Corp, and Amgen Inc.

The three bottom absolute performing stocks in the index were Washington Mutual Inc., Lehman Brothers Holdings Inc., and General Growth Properties Inc. On a relative basis, the three bottom contributors were General Electric Co, Bank of America Corporation, and Citigroup, Inc.

For the year ended May 31, 2009, the Stock Index Fund returned
-32.99% compared to -32.57% for the S&P 500® Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

“Standard & Poor’s®,” “S&P®,” and “S&P 500® ,” are trademarks of S&P. The Stock Index Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investment in the Fund.

Average Annual Total Returns as of May 31, 2009
1 Year	5 Years	10 Years
-32.99%	-2.28%	-2.08%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Value Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with OppenheimerFunds, Inc.

The Value Fund posted a return of -32.55% for the twelve-month period ending May 31, 2009, compared to a return of -35.35% for the Russell 1000® Value Index.

Relative to the index, the Fund’s performance results were best in the healthcare and materials sectors, where the Fund benefited from significantly better stock selection than the index. The Fund underperformed on a relative basis in the energy sector, also due to stock selection. An underweight to the telecommunication services sector also hurt relative performance. Holdings in AT&T, Inc. detracted from performance.

In industrials, the Fund’s positions in Goodrich Corp. (sold during the period) and Tyco International Ltd. contributed positively to performance. In healthcare, the Fund’s positions in Schering-Plough Corp. (sold during the period) and Wyeth did well. In the materials sector, Mosaic Co. contributed to the Fund’s returns.

Holdings in the energy sector suffered on a relative basis. Devon Energy Corp. and Hess Corp. (sold during the period) hurt relative results. On a positive note, one of the Fund’s larger holdings, Brazilian energy company Petroleo Brasileiro SA, held up well versus many companies in the energy sector.

For the year ended May 31, 2009, the Value Fund returned -32.55% compared to -35.35% for the Russell 1000® Value Index.

*	The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Returns as of May 31, 2009
1 Year	5 Years	Since Inception*
-32.55%	-0.46%	-0.01%
*	Inception date of Fund: December 31, 2001

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I (formerly AIG Retirement Company I)

SUPPLEMENT TO PROSPECTUS

Supplement to Prospectus dated October 1, 2008

Capital Conservation Fund. In the section titled “About VC I’s Management – Investment Sub-Advisers – AIG Global Investment Corp.,” the disclosure with respect to Raphael Davis is deleted in its entirety. John Dunlevy will replace Mr. Davis effective May 1, 2009. The disclosure with respect to the Fund is revised to add Mr. Dunlevy’s biography, as follows:

“Mr. Dunlevy, Managing Director and Portfolio Manager, joined AIG Investments in 2007. In his current role, he focuses on asset-backed and non-agency mortgage-backed securities (“MBS”). Mr. Dunlevy has been an active investor in Structured Mortgage Credit Products including agency and non-agency MBS, commercial mortgage-backed securities, and asset-backed securities for the past 20 years. Prior to joining AIG Investments, Mr. Dunlevy was a senior member of the Securitized Products portfolio team with Merrill Lynch, Beacon Funds, Hyperion Capital Management, and TIAA-CREF. Additionally, Mr. Dunlevy has served as Chief Fixed Income Strategist at Nomura Securities. Mr. Dunlevy is a chartered financial analyst and a certified public accountant.”

Government Securities Fund. On April 28, 2009, the Board of Directors of VALIC Company I approved an investment sub-advisory agreement between The Variable Annuity Life Insurance Company (“VALIC”) and SunAmerica Asset Management Corp. (“SAAMCo”) (the “SAAMCo Sub-Advisory Agreement”), which provides that SAAMCo will serve as the investment sub-adviser of the Government Securities Fund (the “Fund”). The Board also approved the termination of AIG Global Investment Corp. (“AIGGIC”), the current investment sub-adviser of the Fund. The change would take effect on or about the close of business on August 7, 2009, subject to the approval of the Fund’s shareholders. Both AIGGIC and SAAMCo, as of the date of this supplement, are indirect wholly-owned subsidiaries of American International Group, Inc. and are affiliates of VALIC.

Shareholders of record of the Fund as of May 29, 2009 are scheduled to vote on the proposed SAAMCo Sub-Advisory Agreement at a special meeting of shareholders to be held on or about August 9, 2009. Before the meeting, shareholders of the Fund will receive a proxy statement containing information about the proposed SAAMCo Sub-Advisory Agreement and information regarding Fund, its investment objective and investment strategy and SAAMCo, the proposed sub-adviser.

The approval of the SAAMCo Sub-Advisory Agreement will not result in any modifications to the investment objective, principal investment strategies, or the advisory or sub-advisory fees of the Fund. Furthermore, SAAMCo’s portfolio manager responsible for managing the Fund’s investments will not change as a result of the change in sub-adviser.

Date: May 13, 2009

VALIC Company I (formerly AIG Retirement Company I)

SUPPLEMENT TO PROSPECTUS

Supplement to Prospectus dated October 1, 2008

Science & Technology Fund. In the section titled “About ARC I’s Management – Investment Sub-Advisers – Wellington Management Company, LLP,” Eric Stromquist retired from Wellington Management and any reference or disclosure with respect to Mr. Stromquist is deleted in its entirety. Mr. Scott Simpson is retiring from Wellington Management, and as such, any reference or disclosure with respect to Mr. Simpson should be deleted in its entirety effective July 1, 2009. The Science and Technology Fund will continue to be managed by Wellington Management’s Global Technology Investment Team comprised of John F. Averill, CFA, Bruce L. Glazer, Anita M. Killian, CFA and Nicolas B. Boullet.

Date: June 17, 2009

International Equities Fund. In the section titled “About ARC I’s Management – Investment Sub-Advisers – AIG Global Investment Corp.,” effective July 1, 2009, Shinichi Haneda was replaced by Akihiro Sekiya, CFA, CMA, as the lead portfolio manager of the actively-managed Japan sleeve of the Fund. Mr. Sekiya began his professional experience in 1989 and joined AIG Investments in August 2004. He is a portfolio manager for various Japanese Equity strategies and has research responsibilities covering financials, retail, and toiletry sectors. Jim Kurtz, Lan Cai, Timothy Campion, and Michael Kelly continue to serve as portfolio managers of the Fund. Mr. Haneda will no longer serve as portfolio manager for the Fund but will continue to be a member of the investment team for the Fund.

Date: July 13, 2009

VALIC Company I

BOARD OF DIRECTORS

Thomas J. Brown

Judith L. Craven

William F. Devin

Timothy J. Ebner

Gustavo E. Gonzales, Jr.

Peter A. Harbeck

John W. Lancaster

Kenneth J. Lavery

John E. Maupin, Jr.

CUSTODIAN

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

INVESTMENT ADVISER

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

INVESTMENT SUB-ADVISERS

AIG Global Investment Corp.

70 Pine Street

New York, NY 10270

SunAmerica Asset Management Corp.

Harborside Financial Center

3200 Plaza 5

Jersey City, New Jersey 07311

American Century Investment Management, Inc./

American Century Global Investment

Management, Inc.

4500 Main Street

Kansas City, Missouri 64111

Barrow, Hanley, Mewhinney & Strauss, Inc.

2200 Ross Avenue, 31st Floor

Dallas, Texas 75201-2761

BlackRock Investment Management, LLC

800 Scudders Mill Rd.

Plainsboro, NJ 08536

Brazos Capital Management, LP

5949 Sherry Lane, Suite 1600

Dallas, Texas 75225

Bridgeway Capital Management, Inc.

5615 Kirby Drive

Suite 518

Houston, TX 77005-2448

Evergreen Investment Management Company, LLC

200 Berkeley Street

Boston, MA 02116-5034

Franklin Advisers, Inc.

One Franklin Parkway

San Mateo, CA 94403-1906

Goldman Sachs

Asset Management, LP

32 Old Ship

New York, NY 10005

Invesco Aim Capital Management, Inc.

11 Greenway Plaza

Houston, TX 77046

Massachusetts Financial Services Company

500 Boylston Street

Boston, MA 02116

OppenheimerFunds, Inc.

Two World Financial Center

225 Liberty Street, 11th Floor

New York, New York 10281-1008

Putnam Investment Management, LLC

One Post Office Square

Boston, MA 02109

RCM Capital Management, LLC

4 Embarcadero Center

San Francisco, California 94111

Templeton Global Advisors Ltd.,

Lyford Cay

Nassau, Bahamas

Templeton Investment Counsel, LLC

Broward Financial Centre, Suite 2100

Ft. Lauderdale, Florida 33394

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, Maryland 21202

Morgan Stanley Investment Management, Inc.

d/b/a

Van Kampen

525 Fifth Avenue

New York, New York 10036

Wellington Management Company, LLP

75 State Street

Boston, Massachusetts 02109

Wells Capital Management, Inc.

525 Market St.

10th Floor

San Francisco, California 94105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1201 Louisiana Street, Suite 2900

Houston, TX 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

OFFICERS

Kurt Bernlohr,

President and Principal Executive Officer

John Packs,

Vice President and Senior Investment Officer

Gregory R. Kingston,

Treasurer and Principal Financial Officer

Nori L. Gabert,

Vice President, Chief Legal Officer and Secretary

Gregory N. Bressler,

Vice President

Cynthia A. Skrehot,

Vice President and Chief Compliance Officer

Donna Handel,

Vice President and Assistant Treasurer

Diedre L. Shepherd,

Assistant Treasurer

Mark Matthes,

Assistant Secretary

Matthew J. Hackethal,

Anti-Money Laundering

Compliance Officer

VALIC Company I

DISCLOSURE OF QUARTERLY FUND HOLDINGS

VC I is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. VC I’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

VOTING PROXIES ON VALIC COMPANY I PORTFOLIO SECURITIES

A description of the policies and procedures that VC I uses to determine how to vote proxies related to securities held in the Fund’s portfolios which is available in VC I’s Statement of Additional Information, may be obtained without charge upon request, by calling 1-800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY I PORTFOLIO SECURITIES

Information regarding how VC I voted proxies relating to securities held in the VC I Funds during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling 1-800-448-2542 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is for the information of the shareholders and variable contract owners participating in VC I. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

VALIC ONLINE

Account Access

You must establish a
Unique User Identification
(ID) and Password; create your security profile by using
the online account services.

By using a numeric Personal Identification Number (PIN)
you can also access
VALIC’s toll-free
automated phone line
at 800.448.2542 to obtain
24-hour access to your account.

Manage your account on the Web through VALIC Online!

Enjoy quick, easy and secure access — now or anytime. Go to www.valic.com and click on Access Your Account in the “Links to Login” section.

You’ll find these powerful features:

•   View your account portfolio including values, graphs and charts

•   View, download or print account, transaction confirmation and tax statements

•   View current and historical fund performance and unit values

•   View personal performance for your account

•   View or download transaction history

•   View your financial advisor’s contact information

•   Reset your Password and update the information on your security profile

•   Change your contact information such as telephone, address or e-mail

•   Update your Investor Profile

•   Initiate account transactions including:

>     Allocation changes

>     Transfer money among investment options

>     Rebalance account to your desired allocation mix

>     Change contributions

•   Set up the ability to review your account on your phone

•   Request forms for a variety of services

•   Display information from other accounts in addition to VALIC accounts using the Account Aggregation Feature

•   Enroll in the electronic document delivery service (Personal Deliver-e®)

Start exploring VALIC Online today!

To set up access to VALIC Online:

•   Go to www.valic.com

•   Click on Access Your Account in the “Links to Login” section

•   Click “Register Now” to begin the registration process

•   Enter the information to set up your security profile

•   Click “I Agree” to accept VALIC’s access agreement (required)

•   Verify and/or update your address, e-mail and telephone number

•   Click “Continue” to update your record and proceed to the Summary screen

You can also access your account using VALIC’s toll-free automated account information line by calling 800-448-2542.

VALIC Company I P.O. Box 3206 Houston, TX 77253-3206	PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1765

VC 9530 (05/2009) J74462

Item 2.	Code of Ethics.

VALIC Company I (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year 2009, there were no reportable amendments, waivers, or implicit waivers to a provision of the Code of Ethics that applies to the registrant’s Principle Executives and Principal Accounting Officers.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Thomas J. Brown qualifies as an audit committee financial expert, as defined in instructions to Item 3(a) of Form N-CSR. Mr. Brown is considered to be “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2009	2008
(a) Audit Fees	$636,200	$631,550
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$2,281	$0
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2009	2008
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$0

In addition, Ernst & Young, LLP is performing tax services for the Trust. For the fiscal years ended 2009 and 2008, the fees for these tax services were $331,161 and $308,250, respectively.

(e) (1)

The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the Registrant's audit committee charter.

(2)	No services included in (b) - (d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(c) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)	The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2009 and 2008 were $876,498 and $430,054, respectively.

(h)	Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the registrant’s the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ Kurt W. Bernlohr
Kurt W. Bernlohr
President

Date: August 7, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kurt W. Bernlohr
Kurt W. Bernlohr
President

Date: August 7, 2009

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: August 7, 2009